UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

DoubleLine Total Return Bond Fund
Class I | DBLTX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620103

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620103

DoubleLine Total Return Bond Fund
Class N | DLTNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$38	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620202

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620202

DoubleLine Total Return Bond Fund
Class R6 | DDTRX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$23	0.44%
*	Annualized
KEY FUND STATISTICS

Net Assets	$30,962,874,830
Number of Holdings	2,916
Portfolio Turnover	22%
Total Advisory Fees Paid	$60,805,230
Effective Duration	5.81 years
Weighted Average Life	5.97 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	63.8%
AA	2.3%
A	4.0%
BBB	5.5%
BB	1.4%
B and Below	7.5%
Not Rated	10.0%
Other	5.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Money Market Funds	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Futures Contracts	0.0%
Cash & Other	-0.7%
DoubleLine Total Return Bond Fund	PAGE 1	TSR-SAR-258620566

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 2	TSR-SAR-258620566

DoubleLine Core Fixed Income Fund
Class I | DBLFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$23	0.44%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620301

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620301

DoubleLine Core Fixed Income Fund
Class N | DLFNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$36	0.69%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620400

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620400

DoubleLine Core Fixed Income Fund
Class R6 | DDCFX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$21	0.41%
*	Annualized
KEY FUND STATISTICS

Net Assets	$6,864,530,565
Number of Holdings	1,659
Portfolio Turnover	45%
Total Advisory Fees Paid	$12,238,483
Effective Duration	5.74 years
Weighted Average Life	6.98 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	45.6%
AA	3.4%
A	8.8%
BBB	19.0%
BB	5.7%
B and Below	9.4%
Not Rated	3.6%
Other	4.5%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Money Market Funds	4.3%
Asset Backed Obligations	3.6%
Cash & Other	8.6%
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-SAR-258620558

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-SAR-258620558

DoubleLine Emerging Markets Fixed Income Fund
Class I | DBLEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.93%
*	Annualized
KEY FUND STATISTICS

Net Assets	$454,816,333
Number of Holdings	152
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,745,309
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	4.2%
BBB	43.6%
BB	41.0%
B and Below	9.3%
Not Rated	0.6%
Other	1.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.6%
Guara Norte Sarl, 5.20%, 06/15/2034	2.3%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Bancolombia SA, 4.63%, 12/18/2029	2.0%
Network i2i Ltd., 5.65%, 01/15/2025	2.0%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.9%
Panama Government International Bond, 3.87%, 07/23/2060	1.8%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.7%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026	1.7%
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620509

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620509

DoubleLine Emerging Markets Fixed Income Fund
Class N | DLENX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$61	1.18%
*	Annualized
KEY FUND STATISTICS

Net Assets	$454,816,333
Number of Holdings	152
Portfolio Turnover	20%
Total Advisory Fees Paid	$1,745,309
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	4.2%
BBB	43.6%
BB	41.0%
B and Below	9.3%
Not Rated	0.6%
Other	1.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.6%
Guara Norte Sarl, 5.20%, 06/15/2034	2.3%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Bancolombia SA, 4.63%, 12/18/2029	2.0%
Network i2i Ltd., 5.65%, 01/15/2025	2.0%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.9%
Panama Government International Bond, 3.87%, 07/23/2060	1.8%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	1.7%
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026	1.7%
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620608

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620608

DoubleLine Low Duration Bond Fund
Class I | DBLSX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$22	0.43%
*	Annualized
KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620863

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620863

DoubleLine Low Duration Bond Fund
Class N | DLSNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$34	0.68%
*	Annualized
KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620855

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620855

DoubleLine Low Duration Bond Fund
Class R6 | DDLDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$20	0.39%
*	Annualized
KEY FUND STATISTICS

Net Assets	$5,809,912,573
Number of Holdings	764
Portfolio Turnover	61%
Total Advisory Fees Paid	$9,971,139
Effective Duration	1.58 years
Weighted Average Life	2.72 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	68.9%
AA	2.6%
A	5.3%
BBB	12.3%
BB	3.9%
B and Below	0.3%
Not Rated	4.9%
Other	1.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Cash & Other	3.8%
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-SAR-258620541

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-SAR-258620541

DoubleLine Floating Rate Fund
Class I | DBFRX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$40	0.78%
*	Annualized
KEY FUND STATISTICS

Net Assets	$175,311,110
Number of Holdings	335
Portfolio Turnover	35%
Total Advisory Fees Paid	$445,900
Effective Duration	0.18 years
Weighted Average Life	4.38 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.9%
A	2.3%
BBB	4.1%
BB	24.9%
B and Below	57.1%
Not Rated	2.1%
Other	6.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	86.5%
Money Market Funds	8.1%
Corporate Bonds	4.4%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Cash & Other	-2.1%
DoubleLine Floating Rate Fund	PAGE 1	TSR-SAR-258620848

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 2	TSR-SAR-258620848

DoubleLine Floating Rate Fund
Class N | DLFRX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$52	1.03%
*	Annualized
KEY FUND STATISTICS

Net Assets	$175,311,110
Number of Holdings	335
Portfolio Turnover	35%
Total Advisory Fees Paid	$445,900
Effective Duration	0.18 years
Weighted Average Life	4.38 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.9%
A	2.3%
BBB	4.1%
BB	24.9%
B and Below	57.1%
Not Rated	2.1%
Other	6.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Bank Loans	86.5%
Money Market Funds	8.1%
Corporate Bonds	4.4%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Cash & Other	-2.1%
DoubleLine Floating Rate Fund	PAGE 1	TSR-SAR-258620830

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Floating Rate Fund	PAGE 2	TSR-SAR-258620830

DoubleLine Shiller Enhanced CAPE®
Class I | DSEEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$28	0.54%
*	Annualized
KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620822

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620822

DoubleLine Shiller Enhanced CAPE®
Class N | DSENX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$41	0.79%
*	Annualized
KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620814

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620814

DoubleLine Shiller Enhanced CAPE®
Class R6 | DDCPX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$26	0.50%
*	Annualized
KEY FUND STATISTICS

Net Assets	$4,002,777,627
Number of Holdings	770
Portfolio Turnover	59%
Total Advisory Fees Paid	$8,969,357
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	61.7%
AA	3.4%
A	6.2%
BBB	12.5%
BB	3.4%
B and Below	4.5%
Not Rated	5.0%
Other	3.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Excess Return Swaps	8.1%
Asset Backed Obligations	7.3%
Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Cash & Other	6.4%

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	26.0%
Real Estate	24.9%
Financials	24.6%
Consumer Staples	24.5%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-SAR-258620525

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-SAR-258620525

DoubleLine Flexible Income Fund
Class I | DFLEX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$38	0.74%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620798

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620798

DoubleLine Flexible Income Fund
Class N | DLINX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$50	0.98%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620780

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620780

DoubleLine Flexible Income Fund
Class R6 | DFFLX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$36	0.69%
*	Annualized
KEY FUND STATISTICS

Net Assets	$1,090,938,907
Number of Holdings	1,117
Portfolio Turnover	23%
Total Advisory Fees Paid	$3,138,057
Effective Duration	1.54 years
Weighted Average Life	3.82 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	32.0%
AA	3.8%
A	5.4%
BBB	23.0%
BB	12.4%
B and Below	13.7%
Not Rated	4.5%
Other	5.2%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
U.S. Treasury Bills	7.3%
Money Market Funds	6.1%
Foreign Corporate Bonds	5.0%
Cash & Other	9.3%
DoubleLine Flexible Income Fund	PAGE 1	TSR-SAR-258620533

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 2	TSR-SAR-258620533

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class I | DBLLX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.59%
*	Annualized
KEY FUND STATISTICS

Net Assets	$158,754,067
Number of Holdings	100
Portfolio Turnover	24%
Total Advisory Fees Paid	$291,379
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	11.2%
BBB	49.6%
BB	36.1%
B and Below	1.7%
Not Rated	0.3%
Other	1.1%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Bancolombia SA, 4.63%, 12/18/2029	2.9%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.5%
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.3%
United Overseas Bank Ltd., 1.75%, 03/16/2031	2.3%
AI Candelaria Spain SA, 7.50%, 12/15/2028	2.2%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	2.2%
MEGlobal Canada ULC, 5.00%, 05/18/2025	2.1%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025	2.1%
Reliance Industries Ltd., 4.13%, 01/28/2025	2.0%
Cosan Luxembourg SA, 7.00%, 01/20/2027	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620772

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620772

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class N | DELNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.84%
*	Annualized
KEY FUND STATISTICS

Net Assets	$158,754,067
Number of Holdings	100
Portfolio Turnover	24%
Total Advisory Fees Paid	$291,379
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	11.2%
BBB	49.6%
BB	36.1%
B and Below	1.7%
Not Rated	0.3%
Other	1.1%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Bancolombia SA, 4.63%, 12/18/2029	2.9%
Chile Electricity PEC SpA, 0.00%, 01/25/2028	2.5%
DBS Group Holdings Ltd., 1.82%, 03/10/2031	2.3%
United Overseas Bank Ltd., 1.75%, 03/16/2031	2.3%
AI Candelaria Spain SA, 7.50%, 12/15/2028	2.2%
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	2.2%
MEGlobal Canada ULC, 5.00%, 05/18/2025	2.1%
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025	2.1%
Reliance Industries Ltd., 4.13%, 01/28/2025	2.0%
Cosan Luxembourg SA, 7.00%, 01/20/2027	2.0%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-SAR-258620764

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-SAR-258620764

DoubleLine Long Duration Total Return Bond Fund
Class I | DBLDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$26	0.50%
*	Annualized
KEY FUND STATISTICS

Net Assets	$68,959,046
Number of Holdings	63
Portfolio Turnover	62%
Total Advisory Fees Paid	$66,009
Effective Duration	14.26 years
Weighted Average Life	8.67 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	100.1%
Other	-0.1%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	69.4%
U.S. Treasury Bills	24.3%
Money Market Funds	10.0%
US Government and Agency Obligations	6.2%
Futures Contracts	-0.6%
Cash & Other	-9.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-SAR-258620749

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-SAR-258620749

DoubleLine Long Duration Total Return Bond Fund
Class N | DLLDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$39	0.75%
*	Annualized
KEY FUND STATISTICS

Net Assets	$68,959,046
Number of Holdings	63
Portfolio Turnover	62%
Total Advisory Fees Paid	$66,009
Effective Duration	14.26 years
Weighted Average Life	8.67 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	100.1%
Other	-0.1%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	69.4%
U.S. Treasury Bills	24.3%
Money Market Funds	10.0%
US Government and Agency Obligations	6.2%
Futures Contracts	-0.6%
Cash & Other	-9.3%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-SAR-258620731

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-SAR-258620731

DoubleLine Strategic Commodity Fund
Class I | DBCMX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$53	1.10%
*	Annualized
KEY FUND STATISTICS

Net Assets	$127,911,413
Number of Holdings	16
Portfolio Turnover	0%
Total Advisory Fees Paid	$627,824
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	30.7%
Grains	18.4%
Livestock	5.2%
Metals	36.9%
Softs	8.8%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	58.4%
Tactical Commodity Exposure	41.6%
*	The Fund gained exposure to these allocations through the use of swap contracts.

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	51%
Short Commodity Allocation	49%
*	The Fund gained exposure to these allocations through the use of swap contracts.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-SAR-258620715

DoubleLine Strategic Commodity Fund
Class N | DLCMX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$65	1.35%
*	Annualized
KEY FUND STATISTICS

Net Assets	$127,911,413
Number of Holdings	16
Portfolio Turnover	0%
Total Advisory Fees Paid	$627,824
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	30.7%
Grains	18.4%
Livestock	5.2%
Metals	36.9%
Softs	8.8%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	58.4%
Tactical Commodity Exposure	41.6%
*	The Fund gained exposure to these allocations through the use of swap contracts.

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	51%
Short Commodity Allocation	49%
*	The Fund gained exposure to these allocations through the use of swap contracts.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-SAR-258620723

DoubleLine Global Bond Fund
Class I | DBLGX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$32	0.62%
*	Annualized
KEY FUND STATISTICS

Net Assets	$149,999,941
Number of Holdings	61
Portfolio Turnover	65%
Total Advisory Fees Paid	$363,453
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown	(% of Net Assets)
AAA	47.9%
AA	13.0%
A	21.8%
BBB	11.2%
BB	4.5%
Other	1.6%

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.7%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.5%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.5%
Romania Government Bond, 3.70%, 11/25/2024	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	2.9%
United States Treasury Note/Bond, 1.25%, 05/15/2050	2.6%
Peru Government Bond, 6.15%, 08/12/2032	2.5%
DoubleLine Global Bond Fund	PAGE 1	TSR-SAR-258620699

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 2	TSR-SAR-258620699

DoubleLine Global Bond Fund
Class N | DLGBX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
*	Annualized
KEY FUND STATISTICS

Net Assets	$149,999,941
Number of Holdings	61
Portfolio Turnover	65%
Total Advisory Fees Paid	$363,453
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown	(% of Net Assets)
AAA	47.9%
AA	13.0%
A	21.8%
BBB	11.2%
BB	4.5%
Other	1.6%

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.7%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.5%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.5%
Romania Government Bond, 3.70%, 11/25/2024	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 08/15/2030	2.9%
United States Treasury Note/Bond, 1.25%, 05/15/2050	2.6%
Peru Government Bond, 6.15%, 08/12/2032	2.5%
DoubleLine Global Bond Fund	PAGE 1	TSR-SAR-258620681

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 2	TSR-SAR-258620681

DoubleLine Infrastructure Income Fund
Class I | BILDX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$30	0.58%
*	Annualized
KEY FUND STATISTICS

Net Assets	$390,049,636
Number of Holdings	99
Portfolio Turnover	27%
Total Advisory Fees Paid	$932,906
Effective Duration	5.65 years
Weighted Average Life	8.06 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	10.8%
AA	5.5%
A	25.4%
BBB	51.4%
BB	4.2%
Other	2.7%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Corporate Bonds	41.0%
Asset Backed Obligations	36.2%
US Government and Agency Obligations	9.4%
Foreign Corporate Bonds	9.0%
Money Market Funds	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Cash & Other	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-SAR-258620673

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-SAR-258620673

DoubleLine Infrastructure Income Fund
Class N | BILTX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$43	0.83%
*	Annualized
KEY FUND STATISTICS

Net Assets	$390,049,636
Number of Holdings	99
Portfolio Turnover	27%
Total Advisory Fees Paid	$932,906
Effective Duration	5.65 years
Weighted Average Life	8.06 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	10.8%
AA	5.5%
A	25.4%
BBB	51.4%
BB	4.2%
Other	2.7%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Corporate Bonds	41.0%
Asset Backed Obligations	36.2%
US Government and Agency Obligations	9.4%
Foreign Corporate Bonds	9.0%
Money Market Funds	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Cash & Other	0.6%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Infrastructure Income Fund	PAGE 1	TSR-SAR-258620665

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Infrastructure Income Fund	PAGE 2	TSR-SAR-258620665

DoubleLine Shiller Enhanced International CAPE®
Class I | DSEUX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.62%
*	Annualized
KEY FUND STATISTICS

Net Assets	$36,417,772
Number of Holdings	203
Portfolio Turnover	40%
Total Advisory Fees Paid	$11,294
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	55.0%
AA	4.7%
A	5.0%
BBB	10.2%
BB	4.9%
B and Below	8.8%
Not Rated	4.1%
Other	7.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
Corporate Bonds	7.0%
Excess Return Swaps	6.6%
Money Market Funds	6.2%
Affiliated Mutual Funds	4.5%
Cash & Other	11.6%

CAPE Sector Breakdown*	(% of Net Assets)
Materials	26.0%
Consumer Discretionary	25.2%
Utilities	24.5%
Telecommunications	24.3%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-SAR-258620632

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-SAR-258620632

DoubleLine Shiller Enhanced International CAPE®
Class N | DLEUX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$45	0.87%
*	Annualized
KEY FUND STATISTICS

Net Assets	$36,417,772
Number of Holdings	203
Portfolio Turnover	40%
Total Advisory Fees Paid	$11,294
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	55.0%
AA	4.7%
A	5.0%
BBB	10.2%
BB	4.9%
B and Below	8.8%
Not Rated	4.1%
Other	7.3%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
Corporate Bonds	7.0%
Excess Return Swaps	6.6%
Money Market Funds	6.2%
Affiliated Mutual Funds	4.5%
Cash & Other	11.6%

CAPE Sector Breakdown*	(% of Net Assets)
Materials	26.0%
Consumer Discretionary	25.2%
Utilities	24.5%
Telecommunications	24.3%
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-SAR-258620624

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-SAR-258620624

DoubleLine Emerging Markets Local Currency Bond Fund
Class I | DBELX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$46	0.90%
*	Annualized
KEY FUND STATISTICS

Net Assets	$12,933,295
Number of Holdings	50
Portfolio Turnover	15%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	16.0%
AA	5.7%
A	18.1%
BBB	32.8%
BB	25.8%
Other	1.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
South African Rand	15.4%
Indonesian Rupiah	12.3%
Mexican Peso	11.3%
Brazilian Real	10.3%
Polish Zloty	9.3%
Thai Baht	4.9%
Chinese Yuan Renminbi	4.8%
Malaysian Ringgit	4.7%
Romanian New Leu	4.6%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Hungarian Forint	4.0%
Indian Rupee	3.9%
Colombian Peso	2.7%
U.S. Dollar	1.6%
Chilean Peso	0.8%
Philippine Peso	0.7%
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-SAR-258620582

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-SAR-258620582

DoubleLine Emerging Markets Local Currency Bond Fund
Class N | DLELX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$59	1.15%
*	Annualized
KEY FUND STATISTICS

Net Assets	$12,933,295
Number of Holdings	50
Portfolio Turnover	15%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	16.0%
AA	5.7%
A	18.1%
BBB	32.8%
BB	25.8%
Other	1.6%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
South African Rand	15.4%
Indonesian Rupiah	12.3%
Mexican Peso	11.3%
Brazilian Real	10.3%
Polish Zloty	9.3%
Thai Baht	4.9%
Chinese Yuan Renminbi	4.8%
Malaysian Ringgit	4.7%
Romanian New Leu	4.6%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Hungarian Forint	4.0%
Indian Rupee	3.9%
Colombian Peso	2.7%
U.S. Dollar	1.6%
Chilean Peso	0.8%
Philippine Peso	0.7%
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-SAR-258620574

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-SAR-258620574

DoubleLine Income Fund
Class I | DBLIX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$33	0.65%
*	Annualized
KEY FUND STATISTICS

Net Assets	$102,517,667
Number of Holdings	185
Portfolio Turnover	15%
Total Advisory Fees Paid	$181,205
Effective Duration	1.52 years
Weighted Average Life	4.51 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	37.2%
AA	5.4%
A	2.3%
BBB	34.3%
BB	8.1%
B and Below	3.6%
Not Rated	7.3%
Other	1.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
Collateralized Loan Obligations	21.6%
US Government and Agency Mortgage Backed Obligations	16.3%
Asset Backed Obligations	8.7%
Money Market Funds	1.6%
Cash & Other	0.7%
DoubleLine Income Fund	PAGE 1	TSR-SAR-258620517

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Income Fund	PAGE 2	TSR-SAR-258620517

DoubleLine Income Fund
Class N | DBLNX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$46	0.90%
*	Annualized
KEY FUND STATISTICS

Net Assets	$102,517,667
Number of Holdings	185
Portfolio Turnover	15%
Total Advisory Fees Paid	$181,205
Effective Duration	1.52 years
Weighted Average Life	4.51 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	37.2%
AA	5.4%
A	2.3%
BBB	34.3%
BB	8.1%
B and Below	3.6%
Not Rated	7.3%
Other	1.8%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
Collateralized Loan Obligations	21.6%
US Government and Agency Mortgage Backed Obligations	16.3%
Asset Backed Obligations	8.7%
Money Market Funds	1.6%
Cash & Other	0.7%
DoubleLine Income Fund	PAGE 1	TSR-SAR-258620491

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Income Fund	PAGE 2	TSR-SAR-258620491

DoubleLine Multi-Asset Trend Fund
Class I | DBMOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Multi-Asset Trend Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$16	0.33%
*	Annualized
KEY FUND STATISTICS

Net Assets	$11,968,007
Number of Holdings	11
Portfolio Turnover	10%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	48.8%
AA	2.0%
A	3.5%
BBB	11.3%
BB	7.0%
B and Below	9.6%
Not Rated	3.8%
Other	14.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Affiliated Mutual Funds	83.6%
Money Market Funds	8.6%
US Government and Agency Obligations	6.6%
Excess Return Swaps	-2.5%
Cash & Other	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Multi-Asset Trend Fund	PAGE 1	TSR-SAR-258620483

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Multi-Asset Trend Fund	PAGE 2	TSR-SAR-258620483

DoubleLine Multi-Asset Trend Fund
Class N | DLMOX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the DoubleLine Multi-Asset Trend Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$28	0.58%
*	Annualized
KEY FUND STATISTICS

Net Assets	$11,968,007
Number of Holdings	11
Portfolio Turnover	10%
Total Advisory Fees Paid	$0
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	48.8%
AA	2.0%
A	3.5%
BBB	11.3%
BB	7.0%
B and Below	9.6%
Not Rated	3.8%
Other	14.0%
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Investor Services, Inc. if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Affiliated Mutual Funds	83.6%
Money Market Funds	8.6%
US Government and Agency Obligations	6.6%
Excess Return Swaps	-2.5%
Cash & Other	3.7%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Multi-Asset Trend Fund	PAGE 1	TSR-SAR-258620475

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine  documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Multi-Asset Trend Fund	PAGE 2	TSR-SAR-258620475

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Semi-Annual Financial Statements and Other Information
September 30, 2024

	Class Shares	Class Shares	Class Shares
DoubleLine Total Return Bond Fund	DBLTX	DLTNX	DDTRX
DoubleLine Core Fixed Income Fund	DBLFX	DLFNX	DDCFX
DoubleLine Emerging Markets Fixed Income Fund	DBLEX	DLENX	—
DoubleLine Low Duration Bond Fund	DBLSX	DLSNX	DDLDX
DoubleLine Floating Rate Fund	DBFRX	DLFRX	—
DoubleLine Shiller Enhanced CAPE®	DSEEX	DSENX	DDCPX
DoubleLine Flexible Income Fund	DFLEX	DLINX	DFFLX
DoubleLine Low Duration Emerging Markets Fixed Income Fund	DBLLX	DELNX	—
DoubleLine Long Duration Total Return Bond Fund	DBLDX	DLLDX	—
DoubleLine Strategic Commodity Fund	DBCMX	DLCMX	—
DoubleLine Global Bond Fund	DBLGX	DLGBX	—
DoubleLine Infrastructure Income Fund	BILDX	BILTX	—
DoubleLine Shiller Enhanced International CAPE®	DSEUX	DLEUX	—
DoubleLine Emerging Markets Local Currency Bond Fund	DBELX	DLELX	—
DoubleLine Income Fund	DBLIX	DBLNX	—
DoubleLine Multi-Asset Trend Fund	DBMOX	DLMOX	—

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	September 30, 2024	3

Schedule of Investments DoubleLine Total Return Bond Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 4.7%
	Affirm, Inc.
26,635,000	Series 2023-B-A	6.82%(a)	09/15/2028	27,191,387
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	12,280,508
11,550,000	Series 2021-1A-B	2.48%(a)	08/15/2046	10,820,641
	Apollo Aviation Securitization Equity Trust
3,596,243	Series 2018-1A-B	5.44%(a)	01/16/2038	1,081,016
9,786,545	Series 2020-1A-A	3.35%(a)	01/16/2040	9,428,543
12,046,974	Series 2024-1A-A1	6.26%(a)	05/16/2049	12,532,576
34,852,947	Series 2024-1A-B	6.90%(a)	05/16/2049	35,707,785
	Bojangles Issuer LLC
21,123,750	Series 2020-1A-A2	3.83%(a)	10/20/2050	21,037,240
	CAI International, Inc.
11,497,200	Series 2020-1A-A	2.22%(a)	09/25/2045	10,734,631
	Cajun Global LLC
9,700,000	Series 2021-1-A2	3.93%(a)	11/20/2051	9,150,188
	Carbon Level Mitigation Trust
18,330,309	Series 2021-3-CERT	1.79%(a)(b)	09/08/2051	11,512,882
28,208,024	Series 2022-3-CERT	0.23%(a)	11/21/2052	15,412,808
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%	11/11/2030	10,722,832
	Castlelake Aircraft Securitization Trust
6,161,133	Series 2017-1R-A	2.74%(a)	08/15/2041	5,792,685
	Coinstar Funding LLC
11,867,363	Series 2017-1A-A2	5.22%(a)	04/25/2047	10,564,053
	Commonbond Student Loan Trust
1,506,790	Series 2016-A-A1	3.32%(a)	05/25/2040	1,456,614
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	10,788,421
	Container Leasing International LLC
4,452,396	Series 2020-1A-A	2.08%(a)	09/18/2045	4,123,852
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	17,647,608
	DataBank Issuer
39,300,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	37,492,746
31,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	29,266,902
3,350,000	Series 2021-2A-B	2.79%(a)	10/25/2051	3,019,232
	DB Master Finance Parent LLC
27,959,375	Series 2021-1A-A23	2.79%(a)	11/20/2051	24,545,558
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70%(a)	11/20/2051	5,504,654
	Diversified Energy Co. PLC
11,606,797	Series 2024-1A-A1	7.08%(a)	05/30/2044	11,914,888
	Dividend Solar Loans LLC
14,334,891	Series 2019-1-A	3.67%(a)	08/22/2039	12,859,447
	ECAF Ltd.
23,090,041	Series 2015-1A-A2	4.95%(a)	06/15/2040	15,634,128
	Falcon Aerospace Ltd.
801,300	Series 2017-1-A	4.58%(a)	02/15/2042	794,821
	Falko Regional Aircraft Ltd.
29,034,894	Series 2021-1A-A	5.75%	04/15/2041	27,808,112
	FWEA
20,600,000	Series 2024-1A	7.15%(c)	08/25/2044	21,329,240
	GAIA Aviation Ltd.
9,066,740	Series 2019-1-A	3.97%(a)(d)	12/15/2044	8,602,287
	Global Sea Containers Two SRL
18,509,259	Series 2020-1A-A	2.17%(a)	10/17/2040	17,559,817
	Helios Issuer LLC
11,897,112	Series 2018-1A-A	4.87%(a)	07/20/2048	10,861,050
10,737,470	Series 2019-AA-A	3.75%(a)	06/20/2046	9,815,051

Principal Amount $	Security Description	Rate	Maturity	Value $
27,917,507	Series 2020-2A-A	2.73%(a)	11/01/2055	22,774,080
11,885,368	Series 2021-C-B	2.33%(a)	10/20/2048	8,423,082
	HERO Funding Trust
1,707,027	Series 2016-3A-A2	3.91%(a)	09/20/2042	1,590,887
4,560,944	Series 2016-4A-A2	4.29%(a)	09/20/2047	4,288,679
	Horizon Aircraft Finance Ltd.
10,772,075	Series 2019-1-A	3.72%(a)	07/15/2039	10,188,961
17,400,000	Series 2024-1-A	5.38%(a)	09/15/2049	17,463,458
	Jack in the Box, Inc.
36,670,000	Series 2019-1A-A23	4.97%(a)	08/25/2049	35,757,570
	Jersey Mike’s Funding
4,565,500	Series 2019-1A-A2	4.43%(a)	02/15/2050	4,493,482
	Jimmy Johns LLC
20,296,000	Series 2017-1A-A2II	4.85%(a)	07/30/2047	20,043,029
	JOL Air Ltd.
7,413,734	Series 2019-1-A	3.97%(a)	04/15/2044	7,215,483
	Labrador Aviation Finance Ltd.
45,884,398	Series 2016-1A-A1	4.30%(a)	01/15/2042	42,334,965
	Loanpal Solar Loan Ltd.
1,365,703	Series 2021-1GS-B	2.84%(a)	01/20/2048	1,092,094
	Lunar Aircraft Ltd.
9,310,327	Series 2020-1A-A	3.38%(a)	02/15/2045	8,954,012
	Lunar Structured Aircraft Portfolio Notes
1,002,348	Series 2021-1-B	3.43%(a)	10/15/2046	932,582
	Marlette Funding Trust
7,700,000	Series 2024-1A-B	6.07%(a)	07/17/2034	7,865,272
	ME Funding
21,562,342	Series 2024-1A-A2	8.10%(a)	04/30/2054	21,546,282
	Mosaic Solar Loans LLC
10,674,609	Series 2017-2A-A	3.82%(a)	06/22/2043	10,147,165
6,437,470	Series 2018-1A-A	4.01%(a)	06/22/2043	6,124,397
8,478,946	Series 2018-2GS-A	4.20%(a)	02/22/2044	8,007,113
1,374,580	Series 2019-1A-A	4.37%(a)	12/21/2043	1,313,032
	Navient Student Loan Trust
17,439,532	Series 2017-A-B	3.91%(a)	12/16/2058	17,237,290
11,000,000	Series 2018-BA-B	4.13%(a)	12/15/2059	10,642,783
	Navigator Aircraft ABS Ltd.
10,456,346	Series 2021-1-B	3.57%(a)(d)	11/15/2046	9,616,273
	NBC Funding LLC
16,650,000	Series 2024-1A-A2	6.75%(a)	07/30/2054	17,250,121
	Neighborly Issuer
14,270,625	Series 2021-1A-A2	3.58%(a)	04/30/2051	13,248,837
	Pagaya AI Debt Selection Trust
2,287,606	Series 2023-5-A	7.18%(a)	04/15/2031	2,291,271
4,008,124	Series 2023-6-A	7.13%(a)	06/16/2031	4,017,276
	Pioneer Aircraft Finance Ltd.
28,033,786	Series 2019-1-A	3.97%(a)	06/15/2044	26,525,904
	Primrose Holdings, Inc.
12,464,375	Series 2019-1A-A2	4.48%(a)	07/30/2049	12,269,293
	Project Silver
24,434,263	Series 2019-1-A	3.97%(a)	07/15/2044	22,929,650
	Purewest Funding LLC
15,938,617	Series 2021-1-A1	4.09%(a)	12/22/2036	15,659,410
	Raptor Aircraft Finance
12,706,687	Series 2019-1-A	4.21%(a)	08/23/2044	11,004,308
	Renew
6,201,794	Series 2017-2A-A	3.22%(a)	09/22/2053	5,560,782
	Research-Driven Pagaya Motor Asset Trust
17,723,884	Series 2021-2A-A	2.65%(a)	03/25/2030	17,258,198
	Retained Vantage Data Centers Issuer LLC
6,300,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,155,283

4	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sapphire Aviation Finance Ltd.
30,457,576	Series 2020-1A-A	3.23%(a)	03/15/2040	28,930,250
7,884,320	Series 2020-1A-B	4.34%(a)	03/15/2040	6,567,339
	SEB Funding LLC
17,705,625	Series 2021-1A-A2	4.97%(a)	01/30/2052	17,374,988
	ServiceMaster Funding LLC
3,922,477	Series 2020-1-A2II	3.34%(a)	01/30/2051	3,476,434
	Shenton Aircraft Investment Ltd.
16,258,500	Series 2015-1A-A	4.75%(a)	10/15/2042	15,430,699
	Sierra Timeshare Conduit Receivables Funding LLC
1,214,219	Series 2021-2A-C	1.95%(a)	09/20/2038	1,159,632
1,457,063	Series 2021-2A-D	3.23%(a)	09/20/2038	1,380,674
	SLM Student Loan Trust
3,935,306	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	5.50%	06/15/2039	3,825,393
3,000,330	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	5.48%	12/15/2039	2,923,094
	SOFI Alternative Trust
3,384,995	Series 2021-1-PT2	9.72%(a)(b)	05/25/2030	3,359,432
13,614,615	Series 2021-2-A	1.25%(a)	08/15/2030	13,201,983
500,000	Series 2021-2-R1	0.00%(a)(c)(e)	08/15/2030	2,165,859
15,736,483	Series 2021-3-A	1.50%(a)	11/15/2030	15,343,590
950,000	Series 2021-3-R1	0.00%(a)(c)(e)	11/15/2030	5,453,630
	SoFi Professional Loan Program LLC
11,950,640	Series 2017-E-B	3.49%(a)	11/26/2040	11,740,990
13,000,000	Series 2017-E-C	4.16%(a)	11/26/2040	12,576,066
12,800,000	Series 2018-A-B	3.61%(a)	02/25/2042	12,112,575
18,000,000	Series 2018-B-BFX	3.83%(a)	08/25/2047	17,086,392
	Sotheby’s Artfi Master Trust
9,800,000	Series 2024-1A-A1	6.43%(a)	12/22/2031	9,974,009
	Sprite/KY
15,872,196	Series 2021-1-A	3.75%(a)	11/15/2046	15,371,301
	Stack Infrastructure Issuer LLC
5,750,000	Series 2020-1A-A2	1.89%(a)	08/25/2045	5,582,398
	Start/Bermuda
13,199,456	Series 2018-1-A	4.09%(a)	05/15/2043	12,818,494
	Stonepeak ABS
2,439,066	Series 2021-1A-A	2.68%(a)	02/28/2033	2,327,845
4,752,845	Series 2021-1A-B	3.82%(a)	02/28/2033	4,425,131
	Subway Funding LLC
19,850,000	Series 2024-1A-A23	6.51%(a)	07/30/2054	20,658,951
6,260,000	Series 2024-3A-A23	5.91%(a)	07/30/2054	6,290,786
	Sunbird Engine Finance
30,894,115	Series 2020-1A-A	3.67%(a)	02/15/2045	29,747,634
	Switch ABS Issuer LLC
27,500,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	27,812,604
8,500,000	Series 2024-2A-B	6.20%(a)	06/25/2054	8,606,085
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54%(a)	08/25/2051	6,371,304
5,207,250	Series 2021-1A-A2I	1.95%(a)	08/25/2051	4,886,446
	TAL Advantage LLC
11,600,000	Series 2020-1A-A	2.05%(a)	09/20/2045	10,859,396
2,465,000	Series 2020-1A-B	3.29%(a)	09/20/2045	2,329,307
	Textainer Ltd.
7,161,548	Series 2020-1A-A	2.73%(a)	08/21/2045	6,843,061
2,144,055	Series 2020-2A-B	3.34%(a)	09/20/2045	2,035,178
	Upgrade Master Credit Pass-Thru Trust
164,393	Series 2021-PT1-A	19.47%(a)(b)	08/15/2027	86,401
	Upgrade Master Pass-Thru Trust
1,214,438	Series 2021-PT1-A	15.94%(a)(b)	04/15/2027	1,112,206
1,234,660	Series 2021-PT3-A	14.31%(a)(b)	07/15/2027	1,122,535
793,367	Series 2021-PT4-A	11.63%(a)(b)	08/15/2027	674,981
1,954,307	Series 2021-PT5-A	18.07%(a)(b)	10/15/2027	1,620,394
	Upstart Pass-Through Trust Series
1,295,311	Series 2020-ST5-A	3.00%(a)	12/20/2026	1,280,749
1,367,090	Series 2021-ST1-A	2.75%(a)	02/20/2027	1,352,118

Principal Amount $	Security Description	Rate	Maturity	Value $
	Upstart Securitization Trust
5,534,329	Series 2021-3-C	3.28%(a)	07/20/2031	5,435,066
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	29,772,272
	Vault DI Issuer LLC
54,400,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	49,980,713
	Vivant Solar Financing V Parent LLC
16,205,488	Series 2018-1A-A	4.73%(a)	04/30/2048	15,506,586
	VR Funding LLC
13,637,915	Series 2020-1A-A	2.79%(a)	11/15/2050	12,651,400
	Waterfall Commercial Mortgage Trust
5,111,986	Series 2015-SBC5-A	4.10%(a)(b)	01/14/2026	5,014,646
	Wendy’s SPV Guarantor LLC
18,741,525	Series 2019-1A-A2II	4.08%(a)	06/15/2049	18,189,930
	Willis Lease Finance Corp.
40,493,703	Series 2020-A-A	3.23%(a)	03/15/2045	38,071,775
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84%(a)	12/05/2050	9,741,620
	Zephyrus Capital Aviation Partners
2,836,458	Series 2018-1-A	4.61%(a)	10/15/2038	2,694,189
	Total Asset Backed Obligations (Cost $1,534,354,800)			1,452,573,038

COLLATERALIZED LOAN OBLIGATIONS - 4.6%
	37 Capital CLO
8,500,000	Series 2023-2A-B (3 mo. Term SOFR + 2.75%, 2.75% Floor)	8.05%(a)	01/15/2034	8,531,407
	Allegro CLO Ltd.
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.78%(a)	07/24/2037	30,102,795
	Apidos CLO
25,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.76%(a)	07/25/2037	25,078,660
	ARES CLO
7,000,000	Series 2017-44A-A3R1 (3 mo. Term SOFR + 1.91%, 1.65% Floor)	7.21%(a)	04/15/2034	7,022,104
	Battalion CLO Ltd.
3,000,000	Series 2017-11A-BR (3 mo. Term SOFR + 1.98%, 1.72% Floor)	7.26%(a)	04/24/2034	3,008,584
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	7.16%(a)	04/15/2034	1,001,786
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.26%(a)	10/20/2037	13,500,000
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	7.08%(a)	08/15/2031	5,022,769
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	6.83%(a)	07/20/2037	167,030,069
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.92%(a)	04/20/2037	39,643,278
	Canyon Capital CLO Ltd.
20,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 1.96%, 1.70% Floor)	7.26%(a)	10/15/2034	20,087,232
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	7.31%(a)	04/15/2034	2,507,210
	Capital Four US CLO Ltd.
16,500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/18/2035	16,512,466

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	5

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	7.93%(a)	01/20/2037	18,183,890
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	6.82%(a)	07/20/2037	28,133,613
18,500,000	Series 2022-2A-A2 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	7.28%(a)	04/20/2035	18,576,995
	CarVal CLO
5,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	7.38%(a)	04/20/2037	5,045,493
25,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	6.75%(a)	07/20/2037	25,016,518
	CBAM Ltd.
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	7.40%(a)	07/17/2034	11,018,966
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.70%(a)	07/20/2037	39,273,573
2,000,000	Series 2022-15A-B (3 mo. Term SOFR + 1.80%, 1.80% Floor)	7.08%(a)	04/20/2035	2,006,601
	CIFC Funding Ltd.
11,500,000	Series 2022-3A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	7.28%(a)	04/21/2035	11,571,949
	Crown City CLO
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	7.26%(a)	07/20/2034	2,757,801
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.88%(a)	04/20/2037	17,565,095
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.82%(a)	07/15/2037	90,052,515
	Dryden Senior Loan Fund
3,500,000	Series 2017-53A-B (3 mo. Term SOFR + 1.66%, 0.00% Floor)	6.96%(a)	01/15/2031	3,503,561
	Empower CLO Ltd.
9,000,000	Series 2023-3A-B (3 mo. Term SOFR + 2.55%, 2.55% Floor)	7.83%(a)	01/20/2037	9,078,405
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.85%(a)	07/15/2037	19,005,482
	Franklin Park Place CLO LLC
18,000,000	Series 2022-1A-A (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.70%(a)	04/14/2035	18,007,542
	Generate CLO Ltd.
5,800,000	Series 3A-B2R (3 mo. Term SOFR + 2.60%, 2.60% Floor)	7.88%(a)	10/20/2036	5,854,881
	Halcyon Loan Advisors Funding Ltd.
2,118,142	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	10.53%(a)	04/28/2025	434,431
	Halsey Point CLO Ltd.
13,000,000	Series 2019-1A-B1 (3 mo. Term SOFR + 2.46%, 2.20% Floor)	7.74%(a)	01/20/2033	13,018,622
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.82%(a)	07/20/2037	10,037,001
	Harbourview CLO VII LLC
11,460,214	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	6.67%(a)	07/18/2031	11,481,220
	Harvest US CLO
20,000,000	Series 2023-1A-B (3 mo. Term SOFR + 2.60%, 2.60% Floor)	7.90%(a)	01/15/2037	20,188,080

Principal Amount $	Security Description	Rate	Maturity	Value $
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	8.03%(a)	01/20/2037	9,639,602
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	7.26%(a)	07/14/2031	6,021,608
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.94%(a)	04/20/2037	25,113,285
	LCM LP
9,441,064	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.71%(a)	10/15/2031	9,409,405
	Magnetite CLO Ltd.
23,500,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.45%, 1.45% Floor)	6.78%(a)	07/15/2037	23,512,067
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.72%(a)	07/20/2037	5,006,286
58,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.75%(a)	07/25/2034	58,040,600
50,000,000	Series 2021-4A-A1 (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/22/2035	50,042,690
20,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.93%, 1.93% Floor)	7.21%(a)	10/20/2036	20,109,426
11,400,000	Series 2022-2A-BR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	8.13%(a)	10/20/2036	11,603,513
	MidOcean Credit CLO
25,357,127	Series 2018-9A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.69%(a)	07/20/2031	25,410,200
	MP CLO Ltd.
12,889,502	Series 2013-1A-AR (3 mo. Term SOFR + 1.51%, 0.00% Floor)	6.79%(a)	10/20/2030	12,899,014
	Nassau Global Credit LLC
17,474,649	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	6.71%(a)	07/15/2031	17,482,603
	Ocean Trails CLO
4,000,000	Series 2019-7A-BR (3 mo. Term SOFR + 1.86%, 1.60% Floor)	7.15%(a)	04/17/2030	4,016,039
10,150,000	Series 2020-10A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.36%(a)	10/15/2034	10,162,459
	OCP CLO Ltd.
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.60%(a)	07/20/2037	5,003,530
	Octagon Investment Partners Ltd.
1,500,000	Series 2019-1A-BR (3 mo. Term SOFR + 1.85%, 1.85% Floor)	7.15%(a)	04/15/2035	1,502,620
	Park Blue CLO Ltd.
7,400,000	Series 2023-4A-B (3 mo. Term SOFR + 2.70%, 2.70% Floor)	7.98%(a)	01/25/2037	7,528,109
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.34%(a)	10/20/2031	2,531,862
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.72%(a)	07/20/2037	15,014,363
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	6.94%(a)	04/20/2037	10,037,962

6	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sound Point CLO Ltd.
19,809,215	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.69%(a)	04/18/2031	19,833,632
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	7.49%(a)	07/26/2031	18,077,710
27,071,054	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	6.58%(a)	10/26/2031	27,086,601
7,025,000	Series 2019-1A-BR (3 mo. Term SOFR + 1.96%, 1.70% Floor)	7.24%(a)	01/20/2032	7,045,452
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.73%(a)	10/25/2034	25,305,707
15,150,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	6.62%(a)	04/25/2034	15,165,150
10,000,000	Series 2024-38A-A1 (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.73%(a)	02/20/2037	10,033,860
20,000,000	Series 2024-39A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	6.85%(a)	07/20/2037	20,014,260
11,750,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98%(a)	10/20/2037	11,750,000
	Steele Creek CLO Ltd.
19,848,120	Series 2016-1A-AR (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.33%(a)	06/15/2031	19,881,961
10,000,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.36%(a)	04/15/2032	10,015,614
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/18/2035	20,006,060
	Unity-Peace Park CLO Ltd.
15,000,000	Series 2022-1A-B (3 mo. Term SOFR + 2.00%, 2.00% Floor)	7.28%(a)	04/20/2035	15,089,256
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	6.98%(a)	04/20/2036	60,832,913
	Warwick Capital CLO Ltd.
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.59%(a)	07/20/2037	20,017,984
	Wellfleet CLO Ltd.
16,499,279	Series 2018-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	10/20/2031	16,543,608
36,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.66%(a)	07/15/2037	36,133,200
	Wind River CLO Ltd.
4,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 2.26%, 0.00% Floor)	7.54%(a)	10/18/2030	4,006,420
7,209,482	Series 2014-2A-AR (3 mo. Term SOFR + 1.40%, 1.14% Floor)	6.70%(a)	01/15/2031	7,219,237
	Total Collateralized Loan Obligations (Cost $1,408,935,676)			1,413,006,462

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 7.1%
	20 Times Square Trust
7,949,000	Series 2018-20TS-F	3.20%(a)(b)	05/15/2035	6,312,190
5,856,000	Series 2018-20TS-G	3.20%(a)(b)	05/15/2035	4,538,904
	Alen Mortgage Trust
11,551,000	Series 2021-ACEN-E (1 mo. Term SOFR + 4.11%, 4.00% Floor)	9.21%(a)	04/15/2034	4,943,828
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.60%(a)(b)(f)	10/15/2054	677,282

Principal Amount $	Security Description	Rate	Maturity	Value $
	Arbor Realty Trust, Inc.
6,300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	6.71%(a)	12/15/2035	6,254,577
3,391,781	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.56%(a)	11/15/2036	3,397,143
16,552,836	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.79%(a)	01/15/2037	16,495,248
	AREIT Ltd.
11,250,000	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.77%(a)	05/17/2041	11,296,271
	Ares Commercial Real Estate Corp.
2,010,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.51%, 1.40% Floor)	6.53%(a)	12/18/2037	1,959,639
	Atrium Hotel Portfolio Trust
10,001,000	Series 2018-ATRM-A (1 mo. Term SOFR + 1.25%, 0.95% Floor)	6.34%(a)	06/15/2035	9,993,990
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
41,626,797	Series 2015-UBS7-XA	0.87%(b)(f)	09/15/2048	166,790
2,121,000	Series 2016-UB10-C	4.98%(b)	07/15/2049	2,034,227
	Banc of America Re-Remic Trust
35,435,000	Series 2020-BOC-D	3.29%(a)(b)	01/15/2032	16,287,358
7,505,000	Series 2020-BOC-E	3.29%(a)(b)	01/15/2032	3,075,668
	BANK
3,554,000	Series 2017-BNK4-C	4.37%(b)	05/15/2050	3,034,086
31,538,730	Series 2017-BNK4-XA	1.49%(b)(f)	05/15/2050	863,234
4,916,000	Series 2017-BNK5-B	3.90%(b)	06/15/2060	4,707,251
65,954,116	Series 2017-BNK5-XA	1.07%(b)(f)	06/15/2060	1,387,543
142,191,348	Series 2018-BN10-XA	0.83%(b)(f)	02/15/2061	2,720,120
31,334,000	Series 2018-BN10-XD	1.87%(a)(b)(f)	02/15/2061	1,617,342
2,290,000	Series 2019-BN16-B	4.44%(b)	02/15/2052	2,187,748
87,793,350	Series 2019-BN16-XA	1.10%(b)(f)	02/15/2052	2,870,052
13,119,665	Series 2019-BN16-XD	1.98%(a)(b)(f)	02/15/2052	895,901
11,541,000	Series 2019-BN17-XD	1.74%(a)(b)(f)	04/15/2052	699,597
43,097,000	Series 2019-BN19-AS	3.45%	08/15/2061	38,566,406
17,013,666	Series 2019-BN19-XD	1.16%(a)(b)(f)	08/15/2061	729,720
1,099,000	Series 2019-BN20-AS	3.24%(b)	09/15/2062	975,694
5,000,000	Series 2019-BN21-C	3.52%(b)	10/17/2052	4,148,989
18,082,333	Series 2019-BN22-XD	1.08%(a)(b)(f)	11/15/2062	778,293
26,932,000	Series 2019-BN24-XD	1.13%(a)(b)(f)	11/15/2062	1,248,457
62,007,000	Series 2020-BN30-XB	0.83%(b)(f)	12/15/2053	2,323,204
112,743,000	Series 2021-BN35-XB	0.70%(b)(f)	06/15/2064	4,020,303
10,388,000	Series 2021-BN38-XD	0.82%(a)(b)(f)	12/15/2064	450,405
7,663,000	Series 2022-BNK40-XD	1.01%(a)(b)(f)	03/15/2064	415,942
	BANK5 Trust
122,686,322	Series 2024-5YR6-XA	0.98%(a)(b)(f)	05/15/2057	3,704,771
85,256,004	Series 2024-5YR8-XA	1.13%(b)(f)	08/15/2057	3,235,551
	BBCMS Trust
45,454,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	6.39%(a)	07/15/2037	45,062,832
13,455,000	Series 2018-CBM-E (1 mo. Term SOFR + 3.85%, 3.55% Floor)	8.94%(a)	07/15/2037	12,190,895
5,775,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	8.53%(a)	03/15/2037	3,948,153
11,799,000	Series 2020-C6-F5TB	3.81%(a)(b)	02/15/2053	8,915,865
12,497,250	Series 2020-C6-F5TC	3.81%(a)(b)	02/15/2053	8,977,331
92,815,483	Series 2020-C6-XA	1.15%(b)(f)	02/15/2053	3,875,121
7,424,000	Series 2020-C6-XD	1.31%(a)(b)(f)	02/15/2053	418,561
1,619,000	Series 2021-C11-ASB	2.11%	09/15/2054	1,489,191
34,040,000	Series 2021-C11-XB	1.08%(b)(f)	09/15/2054	1,967,495
134,267,475	Series 2021-C9-XA	1.72%(b)(f)	02/15/2054	10,226,147
68,467,000	Series 2021-C9-XB	1.11%(b)(f)	02/15/2054	3,674,590
12,893,000	Series 2024-5C29-A3	5.21%	09/15/2057	13,265,280
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	6.78%(a)	09/19/2039	6,018,072

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	7

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Benchmark Mortgage Trust
34,809,718	Series 2018-B7-XA	0.56%(b)(f)	05/15/2053	447,670
27,449,670	Series 2018-B8-XA	0.78%(b)(f)	01/15/2052	572,150
12,985,000	Series 2019-B10-XD	2.04%(a)(b)(f)	03/15/2062	962,338
13,924,000	Series 2019-B11-XD	1.61%(a)(b)(f)	05/15/2052	813,471
13,870,000	Series 2019-B12-XD	1.29%(a)(b)(f)	08/15/2052	620,902
14,907,500	Series 2019-B14-XD	1.40%(a)(b)(f)	12/15/2062	857,427
24,552,000	Series 2019-B15-XD	1.09%(a)(b)(f)	12/15/2072	1,049,839
76,360,881	Series 2019-B9-XA	1.18%(b)(f)	03/15/2052	2,765,257
74,761,394	Series 2020-B16-XA	0.92%(b)(f)	02/15/2053	2,863,586
75,069,128	Series 2020-B17-XA	1.53%(b)(f)	03/15/2053	3,249,675
12,580,000	Series 2020-B17-XD	1.53%(a)(b)(f)	03/15/2053	771,812
13,462,000	Series 2020-B18-AGND	3.74%(a)	07/15/2053	13,043,138
2,432,000	Series 2020-B18-AGNE	3.76%(a)	07/15/2053	2,323,095
87,899,412	Series 2020-B18-XA	1.91%(b)(f)	07/15/2053	4,933,732
233,803,397	Series 2020-B19-XA	1.87%(b)(f)	09/15/2053	13,212,955
70,502,797	Series 2020-B22-XA	1.62%(b)(f)	01/15/2054	5,127,873
275,367,278	Series 2020-IG1-XA	0.61%(b)(f)	09/15/2043	5,393,894
231,752,447	Series 2021-B24-XA	1.26%(b)(f)	03/15/2054	11,292,856
120,285,098	Series 2021-B28-XA	1.38%(b)(f)	08/15/2054	7,283,912
59,609,000	Series 2021-B28-XB	1.07%(b)(f)	08/15/2054	3,387,758
66,420,000	Series 2021-B29-XB	0.81%(b)(f)	09/15/2054	2,779,823
362,850,586	Series 2021-B30-XA	0.91%(b)(f)	11/15/2054	16,294,350
15,995,000	Series 2021-B31-XD	1.26%(a)(b)(f)	12/15/2054	1,119,778
13,067,000	Series 2022-B32-XD	1.64%(a)(b)(f)	01/15/2055	1,117,566
10,959,500	Series 2022-B33-XD	1.73%(a)(b)(f)	03/15/2055	1,037,763
7,270,000	Series 2022-B34-XD	1.96%(a)(b)(f)	04/15/2055	809,037
37,520,000	Series 2024-V10-A3	5.28%	10/15/2029	38,674,190
6,966,000	Series 2024-V8-A2	5.71%	07/15/2057	7,299,508
136,578,260	Series 2024-V8-XA	0.99%(a)(b)(f)	07/15/2057	4,492,701
21,999,000	Series 2024-V9-A3	5.60%	08/15/2057	22,854,431
	BHMS Mortgage Trust
14,537,000	Series 2018-ATLS-A (1 mo. Term SOFR + 1.55%, 1.50% Floor)	6.64%(a)	07/15/2035	14,537,035
	BMO Mortgage Trust
20,804,000	Series 2024-5C6-A3	5.32%	09/15/2057	21,442,175
	BPR Trust
10,166,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.26%(a)	09/15/2038	10,084,658
	Braemar Hotels & Resorts Trust
598,840	Series 2018-PRME-A (1 mo. Term SOFR + 0.99%, 0.95% Floor)	6.09%(a)	06/15/2035	598,414
	BSPRT Co.-Issuer LLC
5,361,872	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.31%(a)	03/15/2036	5,346,596
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	9.07%(a)	09/15/2035	15,171,315
	BX Trust
169,239,000	Series 2019-OC11-E	4.08%(a)(b)	12/09/2041	152,097,425
326,679,000	Series 2019-OC11-XB	0.32%(a)(b)(f)	12/09/2041	3,489,977
8,811,010	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.94%(a)	10/15/2036	8,755,501
3,450,000	Series 2021-VIEW-F (1 mo. Term SOFR + 4.04%, 3.93% Floor)	9.14%(a)	06/15/2036	3,161,475
55,807,000	Series 2021-VOLT-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.21%(a)	09/15/2036	55,451,348
6,255,113	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.90%(a)	10/15/2038	6,207,946
3,514,700	Series 2021-XL2-E (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.06%(a)	10/15/2038	3,477,158
24,170,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.79%(a)	08/15/2039	24,243,472
2,549,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	6.59%(a)	07/15/2029	2,552,986
	BXP Trust
9,818,000	Series 2017-GM-B	3.54%(a)(b)	06/13/2039	9,383,234

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.56%(a)(b)(f)	11/15/2052	602,834
11,514,000	Series 2019-CF3-XD	1.22%(a)(b)(f)	01/15/2053	567,555
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	5.00%(b)	05/10/2058	6,866,913
65,169,906	Series 2016-C4-XA	1.73%(b)(f)	05/10/2058	1,079,618
5,000,000	Series 2016-C6-C	4.31%(b)	11/10/2049	4,518,249
	Citigroup Commercial Mortgage Trust
25,135,218	Series 2014-GC25-XA	0.77%(b)(f)	10/10/2047	382
9,978,000	Series 2015-GC27-C	4.55%(b)	02/10/2048	9,557,464
3,685,000	Series 2015-GC27-D	4.55%(a)(b)	02/10/2048	3,398,213
71,742,861	Series 2015-GC27-XA	1.39%(b)(f)	02/10/2048	98,553
14,310,000	Series 2015-GC33-C	4.73%(b)	09/10/2058	11,932,819
150,112,243	Series 2015-GC33-XA	1.02%(b)(f)	09/10/2058	773,453
92,352,409	Series 2016-C1-XA	1.98%(b)(f)	05/10/2049	1,919,646
187,717,291	Series 2016-GC36-XA	1.36%(b)(f)	02/10/2049	2,071,029
32,039,846	Series 2016-GC37-XA	1.81%(b)(f)	04/10/2049	498,434
88,153,913	Series 2016-P3-XA	1.81%(b)(f)	04/15/2049	1,179,905
51,764,194	Series 2016-P4-XA	2.05%(b)(f)	07/10/2049	1,191,762
83,203,198	Series 2016-P5-XA	1.51%(b)(f)	10/10/2049	1,577,533
218,241,666	Series 2017-B1-XA	0.86%(b)(f)	08/15/2050	3,697,952
37,000,800	Series 2017-P7-XA	1.24%(b)(f)	04/14/2050	759,197
15,766,000	Series 2019-C7-XD	1.33%(a)(b)(f)	12/15/2072	857,038
13,007,000	Series 2019-GC41-XD	0.97%(a)(b)(f)	08/10/2056	447,867
11,280,000	Series 2019-GC43-XD	0.74%(a)(b)(f)	11/10/2052	324,599
3,625,000	Series 2020-420K-D	3.42%(a)(b)	11/10/2042	3,178,027
7,800,000	Series 2020-420K-E	3.42%(a)(b)	11/10/2042	6,526,272
23,804,000	Series 2020-555-E	3.62%(a)(b)	12/10/2041	19,230,856
2,853,000	Series 2020-GC46-B	3.15%(b)	02/15/2053	2,432,872
21,133,200	Series 2020-GC46-XD	1.18%(a)(b)(f)	02/15/2053	1,086,578
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20%(b)	05/10/2049	4,774,013
101,618,157	Series 2016-C1-XA	1.51%(b)(f)	05/10/2049	1,279,159
69,235,198	Series 2017-CD4-XA	1.37%(b)(f)	05/10/2050	1,692,593
5,723,000	Series 2017-CD6-B	3.91%(b)	11/13/2050	5,348,695
5,175,000	Series 2017-CD6-C	4.37%(b)	11/13/2050	4,570,699
41,723,985	Series 2017-CD6-XA	1.01%(b)(f)	11/13/2050	752,342
58,747,038	Series 2020-C9-XA	1.82%(b)(f)	09/15/2053	2,820,157
	Commercial Mortgage Pass Through Certificates
13,222,232	Series 2013-CR12-XA	0.74%(b)(f)	10/10/2046	268
199,786	Series 2013-CR13-C	5.11%(b)	11/10/2046	186,652
4,345,000	Series 2014-CR16-C	4.87%(b)	04/10/2047	4,053,919
25,400,000	Series 2014-CR20-C	4.52%(b)	11/10/2047	24,225,153
6,896,909	Series 2014-UBS3-XA	0.78%(b)(f)	06/10/2047	152
121,457,462	Series 2015-CR22-XA	0.94%(b)(f)	03/10/2048	41,441
5,360,000	Series 2015-CR23-C	4.41%(b)	05/10/2048	4,982,337
71,814,131	Series 2015-CR26-XA	1.04%(b)(f)	10/10/2048	301,497
17,822,000	Series 2015-DC1-C	4.42%(b)	02/10/2048	14,642,051
235,491,498	Series 2015-DC1-XA	1.07%(b)(f)	02/10/2048	237,281
4,400,000	Series 2015-PC1-A5	3.90%	07/10/2050	4,371,431
1,403,000	Series 2016-DC2-C	4.81%(b)	02/10/2049	1,356,306
15,800,000	Series 2018-COR3-XD	1.75%(a)(b)(f)	05/10/2051	837,215
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	6.39%(a)	09/15/2033	17,239,818
	Computershare Corporate Trust
4,346,710	Series 2014-LC18-B	3.96%	12/15/2047	4,315,169
11,460,000	Series 2015-C26-C	4.07%(b)	02/15/2048	11,263,048
241,815,442	Series 2015-C26-XA	1.27%(b)(f)	02/15/2048	63,984
3,187,500	Series 2015-C27-C	3.89%	02/15/2048	2,801,301
150,702,396	Series 2015-C27-XA	0.92%(b)(f)	02/15/2048	193,140
9,701,000	Series 2015-C31-C	4.75%(b)	11/15/2048	9,252,011
114,972,500	Series 2015-C31-XA	1.10%(b)(f)	11/15/2048	699,723
158,695,013	Series 2015-LC20-XA	1.43%(b)(f)	04/15/2050	273,336
3,000,000	Series 2015-LC22-C	4.69%(b)	09/15/2058	2,811,644
8,438,000	Series 2015-NXS2-C	4.41%(b)	07/15/2058	7,234,179
80,104,413	Series 2015-P2-XA	1.07%(b)(f)	12/15/2048	604,364
10,085,000	Series 2016-C32-C	4.89%(b)	01/15/2059	9,517,044
4,250,000	Series 2016-C34-B	4.09%	06/15/2049	4,048,024
5,888,000	Series 2016-C34-C	5.22%(b)	06/15/2049	5,494,414
5,890,000	Series 2016-LC24-C	4.57%(b)	10/15/2049	4,980,403
96,612,631	Series 2016-NXS6-XA	1.74%(b)(f)	11/15/2049	1,877,628
181,092,043	Series 2017-C39-XA	1.23%(b)(f)	09/15/2050	4,367,524
1,904,000	Series 2017-C42-C	4.30%(b)	12/15/2050	1,650,815
47,317,351	Series 2017-C42-XA	1.00%(b)(f)	12/15/2050	1,075,755

8	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,758,000	Series 2017-RC1-C	4.59%	01/15/2060	1,642,462
134,198,120	Series 2018-C43-XA	0.72%(b)(f)	03/15/2051	2,299,203
4,335,668	Series 2019-C49-XD	2.30%(a)(b)(f)	03/15/2052	349,794
59,257,788	Series 2019-C50-XA	1.57%(b)(f)	05/15/2052	2,782,633
3,193,000	Series 2019-C51-B	3.84%(b)	06/15/2052	2,814,222
42,814,800	Series 2019-C51-XA	1.41%(b)(f)	06/15/2052	2,084,242
24,972,000	Series 2019-C52-AS	3.14%	08/15/2052	22,833,743
69,836,778	Series 2019-C52-XA	1.70%(b)(f)	08/15/2052	4,073,803
5,000,000	Series 2019-C53-C	3.58%(b)	10/15/2052	4,281,371
8,777,333	Series 2019-C53-XD	1.56%(a)(b)(f)	10/15/2052	566,433
132,183,011	Series 2019-C54-XA	0.94%(b)(f)	12/15/2052	4,803,888
6,363,333	Series 2019-C54-XD	1.49%(a)(b)(f)	12/15/2052	393,864
28,088,000	Series 2020-C55-AS	2.94%	02/15/2053	25,192,442
52,886,315	Series 2020-C55-XB	0.94%(b)(f)	02/15/2053	1,973,099
158,168,609	Series 2020-C56-XA	1.51%(b)(f)	06/15/2053	8,202,102
163,961,890	Series 2021-C61-XA	1.47%(b)(f)	11/15/2054	10,629,994
9,132,000	Series 2021-C61-XD	1.53%(a)(b)(f)	11/15/2054	756,411
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.69%(a)(b)(f)	09/15/2037	233,841
3,799,000	Series 2017-CALI-E	3.90%(a)(b)	11/10/2032	757,905
6,050,000	Series 2017-CALI-F	3.90%(a)(b)	11/10/2032	762,306
4,847,000	Series 2017-TIME-A	3.65%(a)	11/13/2039	4,042,974
17,745,773	Series 2020-NET-A	2.26%(a)	08/15/2037	17,110,697
91,730,145	Series 2020-NET-X	1.28%(a)(b)(f)	08/15/2037	830,552
5,903,500	Series 2021-B33-A1	3.05%(a)	10/10/2043	5,569,299
18,815,500	Series 2021-B33-A2	3.17%(a)	10/10/2043	16,712,076
109,000,000	Series 2021-B33-X	0.62%(a)(b)(f)	10/10/2043	2,855,113
	CSAIL Commercial Mortgage Trust
4,606,000	Series 2015-C1-C	4.35%(b)	04/15/2050	4,102,654
13,360,000	Series 2015-C2-AS	3.85%(b)	06/15/2057	13,045,196
9,205,000	Series 2015-C3-B	4.24%(b)	08/15/2048	8,401,205
2,299,000	Series 2015-C4-C	4.71%(b)	11/15/2048	2,234,386
261,013,032	Series 2015-C4-XA	0.94%(b)(f)	11/15/2048	1,208,308
9,425,000	Series 2016-C5-C	4.79%(b)	11/15/2048	9,016,275
34,652,427	Series 2016-C6-XA	2.02%(b)(f)	01/15/2049	631,069
11,020,000	Series 2016-C7-B	4.47%(b)	11/15/2049	10,477,126
128,070,510	Series 2017-C8-XA	1.21%(b)(f)	06/15/2050	2,811,878
4,399,000	Series 2017-CX10-B	3.89%(b)	11/15/2050	4,004,364
3,356,000	Series 2017-CX10-C	4.42%(b)	11/15/2050	2,740,012
66,364,176	Series 2017-CX10-XA	0.98%(b)(f)	11/15/2050	1,245,636
1,886,000	Series 2018-C14-C	5.04%(b)	11/15/2051	1,648,291
15,894,000	Series 2019-C16-B	3.88%	06/15/2052	14,473,119
24,356,290	Series 2019-C17-XA	1.46%(b)(f)	09/15/2052	1,226,203
7,924,000	Series 2019-C18-B	3.59%	12/15/2052	7,145,176
222,638,532	Series 2019-C18-XA	1.13%(b)(f)	12/15/2052	8,360,567
194,598,826	Series 2020-C19-XA	1.21%(b)(f)	03/15/2053	8,874,465
81,465,000	Series 2020-C19-XB	0.15%(b)(f)	03/15/2053	381,655
	CSWF
878,416	Series 2018-TOP-G (1 mo. Term SOFR + 3.50%, 3.45% Floor)	8.59%(a)	08/15/2035	846,806
	DBCG Mortgage Trust
10,915,013	Series 2017-BBG-A (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2034	10,915,993
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70%(a)(b)	05/10/2041	7,727,486
	Extended Stay America Trust
3,082,982	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.29%(a)	07/15/2038	3,081,613
	Fontainebleau Miami Beach Trust
6,520,000	Series 2019-FBLU-G	4.09%(a)(b)	12/10/2036	6,431,720
	FS RIALTO
537,242	Series 2019-FL1-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.41%(a)	12/16/2036	536,517
	Granite Point Mortgage Trust, Inc.
12,838,183	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	6.38%(a)	12/15/2036	12,692,623
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.79%(a)	05/15/2041	15,026,025
	Greystone Commercial Real Estate Notes
13,328,201	Series 2019-FL2-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.21%(a)	09/15/2037	13,361,735

Principal Amount $	Security Description	Rate	Maturity	Value $
6,001,673	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	5,992,341
6,250,000	Series 2021-FL3-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.86%(a)	07/15/2039	6,228,206
	GS Mortgage Securities Corp. II
4,000,000	Series 2015-GC28-C	4.53%(b)	02/10/2048	3,800,441
91,400,803	Series 2015-GC28-XA	1.06%(b)(f)	02/10/2048	24,578
186,223,988	Series 2015-GC32-XA	0.83%(b)(f)	07/10/2048	567,052
140,277,301	Series 2015-GC34-XA	1.35%(b)(f)	10/10/2048	1,064,915
62,449,592	Series 2015-GS1-XA	0.90%(b)(f)	11/10/2048	356,031
39,263,601	Series 2016-GS2-XA	1.88%(b)(f)	05/10/2049	691,813
251,474,214	Series 2016-GS3-XA	1.31%(b)(f)	10/10/2049	4,162,829
46,997,766	Series 2016-GS4-XA	0.68%(b)(f)	11/10/2049	416,870
178,750,271	Series 2017-GS7-XA	1.22%(b)(f)	08/10/2050	4,134,208
98,700,000	Series 2017-GS7-XB	0.48%(b)(f)	08/10/2050	867,228
3,443,000	Series 2018-GS10-WLSA	5.07%(a)(b)	03/10/2033	832,027
6,834,000	Series 2018-GS10-WLSB	5.07%(a)(b)	03/10/2033	682,840
9,287,000	Series 2018-GS10-WLSC	5.07%(a)(b)	03/10/2033	879,182
8,990,000	Series 2018-GS10-WLSD	5.07%(a)(b)	03/10/2033	803,868
11,236,750	Series 2018-GS10-WLSE	5.07%(a)(b)	03/10/2033	916,278
190,394,535	Series 2018-GS9-XA	0.56%(b)(f)	03/10/2051	2,336,407
12,875,000	Series 2018-LUAU-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	6.39%(a)	11/15/2032	12,848,108
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	6.29%(a)	07/15/2031	12,834,397
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	6.99%(a)	07/15/2031	1,383,435
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	7.49%(a)	07/15/2031	3,011,400
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	8.19%(a)	07/15/2031	1,534,533
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	9.32%(a)	07/15/2031	96,632
51,961,303	Series 2019-GC38-XA	1.17%(b)(f)	02/10/2052	1,968,720
13,186,348	Series 2019-GC39-XA	1.24%(b)(f)	05/10/2052	557,993
21,600,000	Series 2019-GSA1-XD	1.13%(a)(b)(f)	11/10/2052	981,037
178,737,919	Series 2020-GC45-XA	0.77%(b)(f)	02/13/2053	4,644,112
25,009,000	Series 2020-GC45-XD	0.80%(a)(b)(f)	02/13/2053	792,895
55,118,112	Series 2020-GSA2-XA	1.82%(a)(b)(f)	12/12/2053	4,198,617
7,561,000	Series 2020-UPTN-D	3.35%(a)(b)	02/10/2037	7,228,217
56,900,000	Series 2021-1HTL-A (1 mo. Term SOFR + 3.59%, 3.48% Floor)	8.71%(a)	11/09/2024	56,564,404
3,280,000	Series 2021-ARDN-E (1 mo. Term SOFR + 3.46%, 3.35% Floor)	8.56%(a)	11/15/2036	3,246,196
16,787,000	Series 2021-ARDN-G (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.21%(a)	11/15/2036	16,609,006
	Hilton USA Trust
5,692,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	4,898,422
	JP Morgan Chase Commercial Mortgage Securities
442,673	Series 2007-CB20-X1	0.00%(a)(b)(f)	02/12/2051	1
4,621,620	Series 2013-LC11-AS	3.22%	04/15/2046	4,243,534
2,553,368	Series 2014-C20-B	4.40%(b)	07/15/2047	2,497,538
47,460,379	Series 2015-JP1-XA	1.03%(b)(f)	01/15/2049	337,211
1,725,000	Series 2017-JP5-C	3.90%(b)	03/15/2050	1,489,049
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	7.89%(a)	11/15/2035	7,458,825
18,869,000	Series 2019-COR4-XD	2.18%(a)(b)(f)	03/10/2052	1,429,227
86,255,981	Series 2019-COR5-XA	1.61%(b)(f)	06/13/2052	4,262,676
8,500,000	Series 2019-COR5-XD	1.92%(a)(b)(f)	06/13/2052	605,956
7,366,000	Series 2020-ACE-C	3.82%(a)(b)	01/10/2037	7,245,765
29,530,000	Series 2020-NNN-EFX	3.97%(a)	01/16/2037	11,074,045
	JPMBB Commercial Mortgage Securities Trust
3,565,505	Series 2014-C21-C	4.72%(b)	08/15/2047	3,503,188
83,176,002	Series 2014-C25-XA	0.90%(b)(f)	11/15/2047	1,481
99,789,673	Series 2014-C26-XA	0.97%(b)(f)	01/15/2048	1,956
8,236,400	Series 2015-C27-C	4.42%(b)	02/15/2048	5,229,097
10,425,000	Series 2015-C27-D	3.92%(a)(b)	02/15/2048	2,554,597
10,663,088	Series 2015-C28-C	4.25%(b)	10/15/2048	9,933,327
25,748,731	Series 2015-C28-XA	1.00%(b)(f)	10/15/2048	37,946
26,896,205	Series 2015-C29-XA	0.67%(b)(f)	05/15/2048	55,325
116,286,114	Series 2015-C30-XA	0.55%(b)(f)	07/15/2048	218,525

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	9

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
51,725,925	Series 2015-C32-XA	1.24%(b)(f)	11/15/2048	239,041
7,394,000	Series 2016-C1-C	4.86%(b)	03/17/2049	6,779,018
16,641,213	Series 2016-C1-XA	1.31%(b)(f)	03/17/2049	205,008
	JPMDB Commercial Mortgage Securities Trust
102,377,550	Series 2016-C2-XA	1.62%(b)(f)	06/15/2049	1,634,529
134,651,530	Series 2017-C5-XA	1.02%(b)(f)	03/15/2050	1,924,022
163,147,036	Series 2017-C7-XA	0.96%(b)(f)	10/15/2050	3,246,055
13,604,000	Series 2019-COR6-AS	3.41%(b)	11/13/2052	11,801,542
274,300,887	Series 2020-COR7-XA	1.76%(b)(f)	05/13/2053	15,882,378
	KREF
8,033,713	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.27%(a)	02/15/2039	7,996,605
	Ladder Capital Commercial Mortgage Securities LLC
10,206,370	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	6.66%(a)	11/15/2038	10,178,925
	LFT CRE Ltd.
10,800,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.96%(a)	06/15/2039	10,637,222
	LSTAR Commercial Mortgage Trust
1,360,000	Series 2015-3-D	3.27%(a)(b)	04/20/2048	1,329,269
15,163,751	Series 2017-5-X	0.99%(a)(b)(f)	03/10/2050	221,109
	M360 LLC
11,453,888	Series 2021-CRE3-A (1 mo. Term SOFR + 1.61%, 1.50% Floor)	6.53%(a)	11/22/2038	11,446,145
7,162,000	Series 2021-CRE3-B (1 mo. Term SOFR + 2.36%, 2.25% Floor)	7.28%(a)	11/22/2038	7,080,711
	Manhattan West
5,731,000	Series 2020-1MW-C	2.41%(a)(b)	09/10/2039	5,248,176
	MF1 Multifamily Housing Mortgage Loan Trust
1,699,314	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	6.05%(a)	07/15/2036	1,700,072
10,000,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	6.40%(a)	07/15/2036	9,984,210
11,333,362	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.31%(a)	02/19/2037	11,306,017
8,204,929	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.11%(a)	06/19/2037	8,222,751
17,500,000	Series 2023-FL12-A (1 mo. Term SOFR + 2.07%, 2.07% Floor)	7.03%(a)	10/19/2038	17,597,860
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.70%(a)	08/18/2041	10,680,350
	MFT Trust
9,417,000	Series 2020-ABC-A	3.36%(a)	02/10/2042	6,469,509
4,317,000	Series 2020-ABC-B	3.59%(a)(b)	02/10/2042	2,733,465
	MHC Commercial Mortgage Trust
3,540,060	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	6.01%(a)	04/15/2038	3,526,140
	Morgan Stanley ABS Capital I, Inc.
4,353,603	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.99%(a)	11/15/2036	4,321,036
17,326,703	Series 2021-ILP-D (1 mo. Term SOFR + 1.69%, 1.58% Floor)	6.79%(a)	11/15/2036	17,140,191
17,087,000	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	16,628,641
	Morgan Stanley Bank of America Merrill Lynch Trust
10,102,345	Series 2012-CKSV-CK	4.30%(a)(b)	10/15/2030	6,459,314
13,450,000	Series 2014-C18-C	4.83%(b)	10/15/2047	13,086,356
6,693,500	Series 2014-C19-C	4.00%	12/15/2047	6,387,474
5,457,500	Series 2015-C20-C	4.57%(b)	02/15/2048	5,344,268
126,920,657	Series 2015-C20-XA	1.31%(b)(f)	02/15/2048	135,754
14,422,000	Series 2015-C27-C	4.63%(b)	12/15/2047	13,776,882
126,805,312	Series 2016-C28-XA	1.30%(b)(f)	01/15/2049	1,122,785
7,564,000	Series 2016-C31-C	4.40%(b)	11/15/2049	6,525,503
37,528,587	Series 2017-C33-XA	1.39%(b)(f)	05/15/2050	848,769
	Morgan Stanley Capital I, Inc.
6,152,674	Series 2006-HQ10-X1	0.59%(a)(b)(f)	11/12/2041	128
7,137,000	Series 2015-UBS8-B	4.32%(b)	12/15/2048	6,568,695
22,106,748	Series 2015-UBS8-XA	1.00%(b)(f)	12/15/2048	132,099
129,497,777	Series 2017-H1-XA	1.45%(b)(f)	06/15/2050	2,879,772

Principal Amount $	Security Description	Rate	Maturity	Value $
4,661,000	Series 2017-HR2-C	4.46%(b)	12/15/2050	4,336,808
8,000,000	Series 2018-MP-E	4.42%(a)(b)	07/11/2040	5,135,509
9,386,700	Series 2019-H6-XD	1.72%(a)(b)(f)	06/15/2052	585,854
5,305,000	Series 2019-H7-AS	3.52%	07/15/2052	4,963,545
74,386,564	Series 2019-L2-XA	1.17%(b)(f)	03/15/2052	2,702,427
3,845,000	Series 2019-L3-AS	3.49%	11/15/2052	3,569,706
147,000,282	Series 2019-L3-XA	0.73%(b)(f)	11/15/2052	3,853,656
15,090,000	Series 2019-L3-XD	1.27%(a)(b)(f)	11/15/2052	771,360
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	7.01%(a)	12/15/2036	301,266
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	7.36%(a)	05/15/2036	1,009,103
2,200,000	Series 2020-HR8-B	2.70%	07/15/2053	1,846,489
24,004,000	Series 2020-L4-B	3.08%	02/15/2053	20,867,268
284,822,138	Series 2020-L4-XA	1.19%(b)(f)	02/15/2053	13,616,748
13,625,665	Series 2020-L4-XD	1.29%(a)(b)(f)	02/15/2053	736,629
10,779,000	Series 2021-L6-C	3.57%(b)	06/15/2054	8,740,200
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72%(a)	12/15/2036	4,642,106
32,926,000	Series 2019-PARK-G	2.72%(a)	12/15/2036	17,961,133
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
62,407,041	Series 2021-2	0.82%(b)(f)	03/25/2035	2,825,791
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75%(a)	12/15/2038	10,575,942
	NYT Mortgage Trust
25,000,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	7.39%(a)	12/15/2035	21,344,275
	OPG Trust
6,977,750	Series 2021-PORT-D (1 mo. Term SOFR + 1.25%, 1.13% Floor)	6.34%(a)	10/15/2036	6,894,647
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85%(a)	07/15/2041	28,977,098
	SMR Mortgage Trust
4,131,535	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	12.60%(a)	02/15/2039	3,569,741
	Soho Trust
2,985,000	Series 2021-SOHO-B	2.79%(a)(b)	08/10/2038	1,697,866
	SREIT Trust
47,000,000	Series 2021-IND-G (1 mo. Term SOFR + 3.38%, 3.27% Floor)	8.48%(a)	10/15/2038	45,807,742
5,071,373	Series 2021-MFP-E (1 mo. Term SOFR + 2.14%, 2.03% Floor)	7.24%(a)	11/15/2038	5,039,511
	TPG Real Estate Finance Issuer Ltd.
9,796,727	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.40%(a)	03/15/2038	9,770,315
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%	06/15/2050	7,036,646
78,956,156	Series 2017-C1-XA	1.65%(b)(f)	06/15/2050	2,336,526
1,124,000	Series 2017-C2-C	4.30%(b)	08/15/2050	1,023,242
6,857,000	Series 2017-C3-B	4.09%(b)	08/15/2050	6,277,916
10,154,558	Series 2017-C3-XA	1.25%(b)(f)	08/15/2050	216,593
3,561,000	Series 2017-C4-B	4.24%(b)	10/15/2050	3,360,465
2,886,000	Series 2017-C6-C	4.77%(b)	12/15/2050	2,531,328
1,020,000	Series 2018-C11-B	4.71%(b)	06/15/2051	923,812
37,626,898	Series 2018-C9-XA	1.08%(b)(f)	03/15/2051	964,754
8,350,000	Series 2019-C17-AS	3.20%	10/15/2052	7,518,634
12,767,000	Series 2019-C17-XD	1.90%(a)(b)(f)	10/15/2052	964,174
14,858,000	Series 2019-C18-AS	3.38%(b)	12/15/2052	13,286,716
9,705,000	Series 2019-C18-B	3.68%(b)	12/15/2052	8,413,387
11,574,000	Series 2019-C18-XD	1.57%(a)(b)(f)	12/15/2052	740,592
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.93%(a)(b)(f)	05/15/2052	433,935
166,480,544	Series 2019-C4-XA	1.67%(b)(f)	08/15/2052	9,531,610
13,091,000	Series 2019-C4-XD	1.28%(a)(b)(f)	08/15/2052	621,082
65,826,222	Series 2019-C5-XA	0.98%(b)(f)	11/15/2052	2,024,439
14,866,000	Series 2019-C5-XD	1.45%(a)(b)(f)	11/15/2052	841,664

10	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	VMC Finance LLC
9,000,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.74%(a)	02/18/2039	9,060,318
	Wells Fargo Commercial Mortgage Trust
118,717,615	Series 2024-5C1-XA	1.26%(b)(f)	07/15/2057	5,052,729
	WF-RBS Commercial Mortgage Trust
10,000,000	Series 2014-C21-B	4.21%(b)	08/15/2047	9,683,750
3,147,000	Series 2014-C21-C	4.23%(b)	08/15/2047	2,924,743
75,448,969	Series 2014-C25-XA	0.83%(b)(f)	11/15/2047	1,313
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,027,097,858)			2,199,986,742

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.0%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.65%	04/25/2036	9,825,439
	ACE Securities Corp.
1,502,220	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	5.49%	03/25/2037	616,468
9,695,515	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	01/25/2037	5,871,743
2,259,283	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	01/25/2037	1,368,224
2,118,078	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	01/25/2037	1,282,662
69,650,162	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	11/25/2036	20,846,865
3,817,158	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	11/25/2036	1,580,046
4,126,644	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.41%	11/25/2036	1,705,677
2,667,470	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	02/25/2037	1,123,038
2,338,466	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.48%, 0.37% Floor)	5.34%	02/25/2037	984,494
	Adjustable Rate Mortgage Trust
2,539,065	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	6.12%	03/25/2035	2,142,179
17,287,194	Series 2005-11-4A1	5.35%(b)	02/25/2036	9,166,975
1,290,249	Series 2005-4-2A1	6.47%(b)	08/25/2035	1,200,632
125,321	Series 2005-7-3A1	5.42%(b)	10/25/2035	119,952
3,814,664	Series 2005-8-3A21	5.23%(b)	11/25/2035	2,732,257
10,559,216	Series 2006-1-2A1	5.45%(b)	03/25/2036	5,415,514
9,899,926	Series 2006-2-5A1	5.29%(b)	05/25/2036	2,048,479
4,252,791	Series 2007-1-3A1	5.11%(b)	03/25/2037	3,862,171
856,412	Series 2007-3-1A1	5.41%(a)(b)	11/25/2037	828,015
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	7.00%	04/25/2034	779,033
617,792	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.92%	06/25/2034	597,159
3,660,704	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	5.97%	03/25/2035	3,461,246
8,867,954	Series 2006-1-A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor, 12.00% Cap)	5.14%	01/25/2037	6,655,725
	AlphaFlow Transitional Mortgage Trust
5,180,153	Series 2021-WL1-A1	3.28%(a)(d)	01/25/2026	5,077,724
	American Home Mortgage Assets LLC
2,683,327	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.35%	09/25/2046	2,438,893

Principal Amount $	Security Description	Rate	Maturity	Value $
	American Home Mortgage Investment Trust
2,576,237	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	5.57%	11/25/2045	1,825,522
11,770,591	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	6.88%	11/25/2045	4,790,533
2,146,383	Series 2006-2-3A4	7.10%(d)	06/25/2036	317,008
7,248,123	Series 2007-A-13A1	6.60%(a)(d)	01/25/2037	1,098,518
	Ameriquest Mortgage Securities, Inc.
3,205,638	Series 2004-FR1-M1	3.79%(d)	05/25/2034	3,165,255
	Amortizing Residential Collateral Trust
4,655,288	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.17%	10/25/2032	3,591,290
	AMSR Trust
41,588,000	Series 2019-SFR1-E	3.47%(a)	01/19/2039	40,093,086
30,156,000	Series 2020-SFR4-G1	4.00%(a)	11/17/2037	29,572,958
10,000,000	Series 2020-SFR5-F	2.69%(a)	11/17/2037	9,694,298
6,500,000	Series 2021-SFR3-E1	2.33%(a)	10/17/2038	6,074,190
11,000,000	Series 2021-SFR3-E2	2.43%(a)	10/17/2038	10,261,111
18,500,000	Series 2021-SFR3-F	3.23%(a)	10/17/2038	17,251,476
6,500,000	Series 2021-SFR4-D	2.77%(a)	12/17/2038	6,183,548
10,500,000	Series 2021-SFR4-E1	2.97%(a)	12/17/2038	9,990,938
	Angel Oak Mortgage Trust LLC
876,981	Series 2019-2-M1	4.07%(a)(b)	03/25/2049	873,862
9,121,000	Series 2021-7-M1	3.26%(a)(b)	10/25/2066	6,792,521
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	6.84%	11/25/2034	8,389,676
101,788,987	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.14%	10/25/2036	57,235,988
11,420,901	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	06/25/2036	7,484,350
	Asset Backed Funding Certificates
81,689,323	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	6.22%	06/25/2037	59,172,617
	Asset Backed Securities Corp. Home Equity
1,267,409	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	6.65%	06/25/2034	1,340,847
17,638,867	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.76%	11/25/2036	16,215,758
	Banc of America Alternative Loan Trust
431,155	Series 2005-10-4A1	5.75%	11/25/2035	313,830
1,857,297	Series 2005-11-2CB1	6.00%	12/25/2035	1,779,109
1,239,541	Series 2006-2-1CB1	6.00%	03/25/2036	1,135,765
1,573,228	Series 2006-2-3CB1	6.50%	03/25/2036	1,390,878
422,931	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%	06/25/2046	368,373
1,011,221	Series 2006-6-CB3	6.00%	07/25/2046	877,277
7,856,663	Series 2006-7-A4	6.50%(d)	10/25/2036	2,371,637
1,333,607	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.53%(f)(g)	11/25/2036	129,409
475,290	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	11/25/2036	364,717
2,189,920	Series 2006-9-1CB1	6.00%	01/25/2037	1,953,223
373,312	Series 2007-2-2A1	6.00%	06/25/2037	319,996
	Banc of America Funding Corp.
2,253,517	Series 2006-2-3A1	6.00%	03/25/2036	1,931,472
66,118	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	7.89%(g)	03/25/2036	68,288
79,761	Series 2006-2-6A2	5.50%	03/25/2036	78,805
261,598	Series 2006-3-1A1	6.00%	03/25/2036	219,043

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	11

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
160,039	Series 2006-3-6A1	6.37%(b)	03/25/2036	163,102
1,224,172	Series 2006-6-1A7	6.25%	08/25/2036	1,054,786
451,918	Series 2006-7-T2A5	6.54%(d)	10/25/2036	399,262
2,130,033	Series 2006-7-T2A8	6.41%(d)	10/25/2036	1,882,059
528,231	Series 2006-8T2-A8	6.60%(d)	10/25/2036	463,507
225,420	Series 2006-B-7A1	4.30%(b)	03/20/2036	193,075
3,889,238	Series 2006-D-6A1	3.97%(b)	05/20/2036	3,237,753
101,055	Series 2006-H-3A1	5.03%(b)	09/20/2046	83,389
44,003,944	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	5.44%	10/20/2036	13,823,821
445,891	Series 2007-1-TA10	6.34%(d)	01/25/2037	416,917
599,482	Series 2007-3-TA1B	5.83%(b)	04/25/2037	500,231
1,096,508	Series 2007-5-1A1	5.50%	07/25/2037	893,165
635,376	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	5.50%(a)(g)	06/26/2035	622,198
899,102	Series 2009-R15A-4A2	5.75%(a)(b)	12/26/2036	791,106
548,366	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	6.00%(a)(g)	07/26/2036	558,383
4,675,924	Series 2014-R6-3A2	5.48%(a)(b)(h)	10/26/2036	4,263,614
11,258,870	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%(a)	06/26/2036	9,231,724
18,579,176	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	2.52%(a)	09/29/2036	14,599,708
	Banc of America Mortgage Securities, Inc.
918,302	Series 2006-1-A9	6.00%	05/25/2036	787,436
139,375	Series 2007-1-2A5	5.75%	01/25/2037	121,013
3,056,360	Series 2007-3-2A8	7.00%	09/25/2037	2,579,761
	BankUnited Trust
5,222,618	Series 2005-1-2A1	5.01%(b)	09/25/2045	4,818,553
	Barclays PLC
6,305,672	Series 2010-RR6-7A10	7.50%(a)(b)	02/26/2037	2,579,015
	Bayview Commercial Asset Trust
637,546	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	5.40%(a)	07/25/2037	606,487
	Bayview Financial Acquisition Trust
2,301,790	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	5.38%	11/28/2036	2,117,192
	BCAP LLC Trust
19,433,679	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.35%(a)	05/25/2047	19,824,362
1,944,220	Series 2007-AA2-2A7	6.00%	04/25/2037	866,920
2,104,838	Series 2007-AA2-2A8	5.75%	04/25/2037	906,157
10,173,028	Series 2008-RR3-A1B	6.70%(a)(b)	10/25/2036	3,185,762
1,449,403	Series 2009-RR13-18A2	5.75%(a)(b)	07/26/2037	746,062
2,526,344	Series 2009-RR4-4A2	5.75%(a)(b)	02/26/2036	1,155,436
	Bear Stearns Adjustable Rate Mortgage Trust
442,969	Series 2005-12-13A1	5.26%(b)	02/25/2036	331,753
2,109,510	Series 2006-4-4A1	5.00%(b)	10/25/2046	1,815,772
2,562,597	Series 2007-1-2A1	5.68%(b)	02/25/2047	2,223,608
721,905	Series 2007-1-3A1	4.47%(b)	02/25/2047	699,811
8,439,894	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	8.06%	12/25/2046	6,997,755
	Bear Stearns Alt-A Trust
188,748	Series 2004-11-2A3	5.92%(b)	11/25/2034	190,722
9,637,164	Series 2006-3-21A1	4.65%(b)	05/25/2036	7,025,746
3,624,982	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	5.31%	08/25/2036	3,357,988
5,799,509	Series 2006-6-2A1	4.58%(b)	11/25/2036	2,593,300
2,974,062	Series 2006-8-2A1	4.65%(b)	08/25/2046	2,088,800
4,787,733	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	5.29%	01/25/2047	3,961,078
	Bear Stearns Asset Backed Securities Trust
2,285,805	Series 2004-AC4-A2	5.50%(d)	08/25/2034	2,302,917
5,226,223	Series 2005-AC2-1A	5.75%(d)	04/25/2035	4,525,625
1,720,655	Series 2005-AC2-2A1	5.75%(d)	04/25/2035	1,644,981
20,355,588	Series 2005-AC6-22A	5.13%(b)	09/25/2035	16,492,497
4,687,912	Series 2005-AC7-A4	6.00%(d)	10/25/2035	3,010,761

Principal Amount $	Security Description	Rate	Maturity	Value $
5,902,456	Series 2006-AC1-1A1	6.25%(d)	02/25/2036	2,780,640
832,232	Series 2006-AC5-A1	6.75%(d)	12/25/2036	834,400
20,043,923	Series 2007-HE4-2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.19%	05/25/2037	18,443,285
11,467,105	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.02%	08/25/2037	10,314,739
924,167	Series 2007-SD1-1A2A	6.00%	10/25/2036	328,092
1,323,069	Series 2007-SD1-1A3A	6.50%	10/25/2036	501,049
1,192,864	Series 2007-SD1-23A1	5.86%(b)	10/25/2036	616,808
	Bear Stearns Mortgage Funding Trust
5,713,762	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	5.37%	11/25/2036	5,139,361
2,641,159	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	5.33%	12/25/2037	2,587,150
5,740,018	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	5.29%	04/25/2037	5,403,050
	BNC Mortgage Loan Trust
4,865,393	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	11/25/2036	4,710,091
4,480,256	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	5.13%	03/25/2037	4,315,371
4,941,705	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	6.47%	11/25/2037	4,201,520
	BNP Paribas Mortgage Securities LLC
23,517,023	Series 2009-1-B1	6.00%(a)	08/27/2037	11,725,729
	CAFL Issuer LLC
60,216,270	Series 2021-RTL1-A1	2.24%(a)(d)	03/28/2029	59,641,030
7,662,250	Series 2021-RTL1-A2	3.10%(a)(d)	03/28/2029	7,584,693
	Carrington Mortgage Loan Trust
3,838,951	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	5.09%	10/25/2036	3,103,322
18,510,944	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	5.13%	10/25/2036	14,965,289
5,697,528	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	5.22%	10/25/2036	4,606,775
3,461,686	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	5.12%	08/25/2036	3,359,986
28,802,679	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	5.13%	10/25/2036	28,305,432
21,472,836	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	5.12%	01/25/2037	19,122,684
9,980,646	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	5.11%	12/25/2036	9,787,440
	Cascade MH Asset Trust
14,754,235	Series 2019-MH1-A	4.00%(a)(b)	11/25/2044	14,005,672
	Centex Home Equity
2,750,000	Series 2004-A-AF5	5.43%(d)	01/25/2034	2,738,938
	Chase Mortgage Finance Corp.
2,207,435	Series 2005-A1-2A4	4.82%(b)	12/25/2035	2,091,930
7,041,790	Series 2006-S1-A5	6.50%	05/25/2036	3,328,975
6,609,928	Series 2006-S2-1A9	6.25%	10/25/2036	2,687,162
4,617,039	Series 2006-S3-1A2	6.00%	11/25/2036	1,880,621
13,246,483	Series 2006-S4-A8	6.00%	12/25/2036	5,817,277
3,920,266	Series 2007-S1-A7	6.00%	02/25/2037	1,541,441
2,259,599	Series 2007-S3-1A5	6.00%	05/25/2037	993,199
1,052,740	Series 2007-S3-2A1	5.50%	05/25/2037	11
2,182,600	Series 2007-S5-1A18	6.00%	07/25/2037	997,321
	Chaseflex Trust
911,201	Series 2005-1-3A1	6.00%	02/25/2035	798,107
83,162	Series 2006-1-A5	6.16%(b)	06/25/2036	78,926
2,006,790	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	4.37%	09/25/2036	1,642,176
3,197,205	Series 2007-1-1A1	6.50%	02/25/2037	1,160,152
4,505,185	Series 2007-M1-2F4	4.26%(d)	08/25/2037	3,584,803
4,685,793	Series 2007-M1-2F5	4.26%(d)	08/25/2037	3,728,138

12	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Citigroup Financial Products, Inc.
1,420,515	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	5.32%	03/25/2037	1,203,312
	Citigroup Mortgage Loan Trust, Inc.
373,633	Series 2005-9-21A1	5.50%	11/25/2035	346,465
877,231	Series 2006-4-2A1A	6.00%	12/25/2035	861,379
4,156,528	Series 2006-AR3-1A1A	5.73%(b)	06/25/2036	3,967,224
2,146,046	Series 2006-FX1-A6	7.35%(d)	10/25/2036	1,241,623
8,460,001	Series 2006-WF1-A2D	4.56%(d)	03/25/2036	4,101,800
8,661,776	Series 2006-WF2-A2D	4.28%(d)	05/25/2036	3,249,985
1,487,480	Series 2007-10-1A1A	5.16%(b)	04/25/2037	1,401,493
512,235	Series 2007-12-2A1	6.50%(a)(b)	10/25/2036	273,154
14,235,885	Series 2007-9-1A1	5.75%(a)	04/25/2047	8,211,212
620,498	Series 2007-9-2A2	6.50%(a)(b)	05/25/2037	563,834
36,273,478	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%(a)	01/25/2037	34,153,594
1,791,149	Series 2007-AR8-1A1A	4.04%(b)	08/25/2047	1,584,911
3,387,647	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%	01/25/2037	1,365,349
3,334,555	Series 2007-OPX1-A3A	5.97%(d)	01/25/2037	1,375,557
7,350,559	Series 2007-OPX1-A5A	5.76%(d)	01/25/2037	3,033,455
2,662,513	Series 2010-7-9A4	6.00%(a)(b)	10/25/2037	2,362,555
12,759,157	Series 2010-8-7A4	6.00%(a)(b)	06/25/2037	11,873,457
2,399,874	Series 2014-8-3A2	6.00%(a)(b)	03/25/2037	2,128,352
100,679,043	Series 2019-A-PT1	3.92%(a)	10/25/2058	83,890,208
153,196,496	Series 2019-D-PT1	3.53%(a)(b)	04/25/2064	128,209,995
189,751,426	Series 2020-RP1-A1	1.50%(a)(b)	08/25/2064	167,995,666
26,293,400	Series 2020-RP1-M1	2.00%(a)(b)	08/25/2064	20,231,704
22,116,950	Series 2020-RP1-M2	2.50%(a)(b)	08/25/2064	16,761,116
18,676,200	Series 2020-RP1-M3	2.75%(a)(b)	08/25/2064	13,821,561
48,974,790	Series 2020-RP1-PT5	6.78%(a)(b)	08/25/2064	40,540,891
12,750,405	Series 2021-JL1-A	2.75%(a)(b)	02/27/2062	12,256,164
243,924,606	Series 2021-RP2-A1	1.75%(a)(b)	03/25/2065	218,775,662
34,186,100	Series 2021-RP2-M1	3.25%(a)(b)	03/25/2065	29,821,294
28,635,750	Series 2021-RP2-M2	3.40%(a)(b)	03/25/2065	23,865,025
26,589,300	Series 2021-RP2-M3	3.40%(a)(b)	03/25/2065	21,453,962
78,016,265	Series 2021-RP2-PT1	5.75%(a)(b)	03/25/2065	66,359,465
	Citimortgage Alternative Loan Trust
1,326,573	Series 2006-A1-1A5	5.50%	04/25/2036	1,238,482
1,598,771	Series 2006-A2-A2	6.00%	05/25/2036	1,501,045
1,594,264	Series 2006-A3-1A13	6.00%	07/25/2036	1,478,588
1,272,900	Series 2006-A4-1A8	6.00%	09/25/2036	1,177,554
1,298,404	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	1,070,040
3,782,870	Series 2006-A6-1A2 (1 mo. LIBOR US + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%(i)	11/25/2036	3,494,089
1,925,823	Series 2007-A1-1A5	6.00%	01/25/2037	1,725,332
938,966	Series 2007-A1-1A7	6.00%	01/25/2037	841,213
2,546,143	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	01/25/2037	2,055,824
2,402,569	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	01/25/2037	182,993
2,050,057	Series 2007-A3-1A1	6.00%(j)	03/25/2037	1,789,941
4,717,838	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	03/25/2037	355,818
1,848,820	Series 2007-A3-1A4	5.75%	03/25/2037	1,691,441
3,217,954	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	5.30%	04/25/2037	2,701,513
3,217,954	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	1.70%(f)(g)	04/25/2037	391,532
3,407,979	Series 2007-A4-1A5	5.75%	04/25/2037	3,124,765
434,682	Series 2007-A5-1A11	6.00%	05/25/2037	410,298
5,730,964	Series 2007-A5-1A8	6.00%	05/25/2037	5,409,493
187,916	Series 2007-A8-A1	6.00%	10/25/2037	171,812
	CitiMortgage, Inc.
1,647,211	Series 2005-1-1A4	5.50%	02/25/2035	1,599,603
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95%(a)(b)	08/15/2053	7,530,592
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26%(a)(b)	11/26/2066	11,335,855
4,294,000	Series 2021-HX1-B1	3.11%(a)(b)	10/25/2066	3,328,419

Principal Amount $	Security Description	Rate	Maturity	Value $
4,130,000	Series 2021-HX1-B2	3.86%(a)(b)	10/25/2066	3,352,752
6,000,000	Series 2021-HX1-M1	2.36%(a)(b)	10/25/2066	4,507,345
10,740,534	Series 2022-4-A1	4.30%(a)(b)	03/25/2067	10,599,409
	Countrywide Alternative Loan Trust
22,872,099	Series 2004-36CB-1A1	6.00%	02/25/2035	16,727,430
4,887,940	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	5.47%	05/25/2035	3,947,850
2,232,616	Series 2005-13CB-A3	5.50%	05/25/2035	1,950,896
2,112,853	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	5.47%	07/25/2035	1,251,807
4,313,741	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.03%(f)(g)	07/25/2035	290,906
1,282,528	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	4.04%(g)	07/25/2035	955,105
1,741,228	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%	08/25/2035	1,386,105
908,470	Series 2005-28CB-3A6	6.00%	08/25/2035	368,138
4,904,542	Series 2005-32T1-A9	5.50%	08/25/2035	2,765,796
1,919,000	Series 2005-46CB-A14	5.50%	10/25/2035	1,373,158
972,201	Series 2005-46CB-A20	5.50%	10/25/2035	695,668
3,564,380	Series 2005-48T1-A2	5.50%	11/25/2035	2,052,807
1,242,485	Series 2005-54CB-3A4	5.50%	11/25/2035	701,448
26,983,397	Series 2005-55CB-1A1	5.50%	11/25/2035	18,229,540
10,617,694	Series 2005-57CB-1A1	5.50%	12/25/2035	7,827,600
297,949	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	0.00%(g)	12/25/2035	233,413
286,564	Series 2005-64CB-1A14	5.50%	12/25/2035	256,046
4,159,117	Series 2005-64CB-1A4	5.50%	12/25/2035	3,716,187
865,369	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	5.50%	01/25/2036	785,514
2,177,089	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.00%(f)(g)	01/25/2036	116,949
29,545,642	Series 2005-77T1-1A1	6.00%	02/25/2036	14,869,270
403,346	Series 2005-79CB-A5	5.50%	01/25/2036	229,840
16,678,970	Series 2005-80CB-4A1	6.00%	02/25/2036	8,003,609
18,776,797	Series 2005-85CB-1A1	6.00%	02/25/2036	7,951,870
1,090,217	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	3.41%(g)	02/25/2036	935,232
809,893	Series 2005-86CB-A5	5.50%	02/25/2036	483,058
3,036,839	Series 2005-J1-5A3	5.50%	02/25/2035	2,950,067
12,926	Series 2005-J1-7A1	5.50%	10/25/2024	10,870
1,103,222	Series 2005-J10-1A11	5.50%	10/25/2035	757,332
251,067	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%	10/25/2035	151,580
117,611	Series 2005-J10-1A15	5.50%	10/25/2035	80,737
346,429	Series 2005-J11-1A3	5.50%	11/25/2035	196,040
346,324	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	5.45%	11/25/2035	222,277
692,649	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	0.05%(f)(g)	11/25/2035	46,904
410,504	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	5.47%	04/25/2035	313,849
1,263,089	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.03%(f)(g)	04/25/2035	67,039
2,589,751	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	5.27%	05/25/2035	1,836,699
2,589,751	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	0.23%(f)(g)	05/25/2035	178,156
2,487,176	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%	05/25/2036	1,255,920
3,065,381	Series 2006-12CB-A8	6.00%	05/25/2036	1,608,053
27,092,024	Series 2006-15CB-A1	6.50%	06/25/2036	12,742,552
2,579,777	Series 2006-16CB-A7	6.00%	06/25/2036	1,420,915
676,326	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	07/25/2036	272,146

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	13

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
676,326	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	0.53%(f)(g)	07/25/2036	69,502
3,268,926	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	5.37%	08/25/2036	1,450,531
4,432,860	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.63%(f)(g)	08/25/2036	548,386
682,334	Series 2006-19CB-A15Pool 2006-1	6.00%	08/25/2036	405,794
4,093,955	Series 2006-23CB-2A3	6.50%	08/25/2036	1,356,726
1,226,440	Series 2006-24CB-A11	5.75%	08/25/2036	665,116
3,589,641	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.18%(f)(g)	08/25/2036	680,535
2,878,424	Series 2006-24CB-A22	6.00%	08/25/2036	1,615,655
3,089,414	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	5.57%	08/25/2036	1,384,576
1,411,500	Series 2006-26CB-A17	6.25%	09/25/2036	706,996
1,811,780	Series 2006-26CB-A9	6.50%	09/25/2036	940,009
2,381,720	Series 2006-29T1-1A2	6.25%	10/25/2036	1,328,557
361,670	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	13.85%(g)	10/25/2036	553,210
221,530	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	11.83%(g)	10/25/2036	263,945
1,855,213	Series 2006-2CB-A9	6.00%	03/25/2036	835,530
2,398,371	Series 2006-30T1-1A2	6.25%	11/25/2036	1,818,963
1,967,469	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	5.64%	11/25/2036	884,350
3,281,738	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	0.36%(f)(g)	11/25/2036	326,800
7,392,274	Series 2006-36T2-2A1	6.25%	12/25/2036	3,237,992
596,687	Series 2006-36T2-2A4	6.25%	12/25/2036	261,363
728,277	Series 2006-39CB-1A10	6.00%	01/25/2037	616,052
13,167,940	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	1.58%(f)(g)	01/25/2037	889,156
4,484,305	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	01/25/2037	536,687
1,070,869	Series 2006-40T1-1A11	6.00%	01/25/2037	649,187
1,822,722	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.48%(f)(g)	01/25/2037	179,330
2,684,008	Series 2006-41CB-1A10	6.00%	01/25/2037	1,414,281
6,564,204	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	01/25/2037	817,666
6,564,204	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	01/25/2037	2,512,388
2,826,319	Series 2006-41CB-1A9	6.00%	01/25/2037	1,489,269
3,499,024	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	01/25/2047	1,490,045
3,499,024	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	01/25/2047	431,022
2,330,168	Series 2006-42-1A3	6.00%	01/25/2047	1,257,166
2,589,349	Series 2006-43CB-1A12	5.75%	02/25/2037	1,365,782
8,958,770	Series 2006-43CB-1A6	6.00%	02/25/2037	4,906,877
9,707,755	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%	02/25/2037	3,740,086
3,131,534	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	02/25/2037	865,328
3,131,534	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	02/25/2037	301,481
1,334,107	Series 2006-45T1-2A2	6.00%	02/25/2037	749,662
5,255,648	Series 2006-4CB-1A1	6.00%	04/25/2036	2,618,529
563,051	Series 2006-6CB-1A4Pool 0066CB	5.50%	05/25/2036	466,771
4,068,317	Series 2006-7CB-1A14	6.00%	05/25/2036	2,198,987
7,094,411	Series 2006-7CB-1A16	6.00%	05/25/2036	3,834,637
2,173,727	Series 2006-7CB-1A6	6.00%	05/25/2036	1,190,630
2,201,576	Series 2006-7CB-1A9	6.00%	05/25/2036	1,189,985
800,679	Series 2006-9T1-A11	6.00%	05/25/2036	325,101
1,689,954	Series 2006-J1-1A10	5.50%	02/25/2036	1,172,499

Principal Amount $	Security Description	Rate	Maturity	Value $
3,428,852	Series 2006-J1-1A3	5.50%	02/25/2036	2,378,956
774,856	Series 2006-J4-2A2	6.00%	07/25/2036	465,697
1,017,227	Series 2006-J7-1A1	6.25%	11/25/2036	491,614
26,643,376	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.27%	03/20/2047	22,447,013
2,254,479	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	6.06%	06/25/2046	2,148,191
588,705	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	10.08%(g)	05/25/2037	630,759
9,070,524	Series 2007-12T1-A11	6.00%	06/25/2037	4,285,790
8,319,996	Series 2007-15CB-A1	6.00%	07/25/2037	5,035,839
4,963,101	Series 2007-15CB-A2	5.75%	07/25/2037	2,891,233
5,953,924	Series 2007-15CB-A5	5.75%	07/25/2037	3,468,432
7,218,415	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	08/25/2037	2,405,029
2,090,273	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	13.17%(g)	08/25/2037	3,271,601
2,399,173	Series 2007-16CB-4A7	6.00%	08/25/2037	1,800,291
4,657,089	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	7.04%(g)	08/25/2037	4,718,193
695,424	Series 2007-18CB-2A25	6.00%	08/25/2037	437,624
591,071	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	9.18%(g)	08/25/2037	712,904
10,593,739	Series 2007-19-1A34	6.00%	08/25/2037	5,196,736
8,687,484	Series 2007-19-1A4	6.00%	08/25/2037	4,261,627
26,893,117	Series 2007-19-2A1	6.50%	08/25/2037	11,766,478
2,653,146	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	8.52%(g)	09/25/2037	2,218,955
17,613,912	Series 2007-22-2A16	6.50%	09/25/2037	6,682,539
6,736,927	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	5.47%	09/25/2037	2,472,553
9,561,095	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.53%(f)(g)	09/25/2037	1,537,447
958,144	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	11.88%(g)	10/25/2037	959,827
1,915,883	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	1.98%(f)(g)	10/25/2037	314,324
3,143,011	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	5.67%	10/25/2037	683,333
4,157,077	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	5.97%	10/25/2037	967,486
3,049,163	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	6.32%	03/25/2037	1,650,443
3,439,030	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	0.68%(f)(g)	04/25/2037	452,332
3,439,031	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	5.52%	04/25/2037	1,380,973
13,697,588	Series 2007-5CB-1A31	5.50%	04/25/2037	6,928,971
5,692,593	Series 2007-5CB-2A1	6.00%	04/25/2037	2,554,650
4,614,804	Series 2007-6-A1	5.75%	04/25/2047	2,522,625
5,060,169	Series 2007-6-A4	5.75%	04/25/2047	2,766,078
1,309,692	Series 2007-7T2-A8	6.00%	04/25/2037	603,261
228,278	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	10.38%(g)	05/25/2037	278,215
243,683	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	10.26%(g)	05/25/2037	295,367
386,007	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.47%	05/25/2037	138,293
386,007	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	0.53%(f)(g)	05/25/2037	41,412
1,423,359	Series 2007-9T1-2A1	6.00%	05/25/2037	646,193
17,065,459	Series 2007-HY2-1A	4.96%(b)	03/25/2047	15,407,296
14,099,876	Series 2007-HY4-4A1	4.45%(b)	06/25/2037	13,082,586

14	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35%(b)	02/25/2036	15,350,384
17,853,567	Series 2006-25-1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	06/25/2047	16,767,403
5,035,516	Series 2006-26-1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	06/25/2037	4,778,754
21,287,971	Series 2007-4-A5	4.40%(d)	04/25/2047	16,211,135
9,404,254	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	05/25/2037	8,901,313
	Countrywide Home Loan Mortgage Pass Through Trust
352,974	Series 2003-60-4A1	6.21%(b)	02/25/2034	347,889
625,484	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	5.74%(a)	11/25/2034	562,560
608,595	Series 2004-R2-1AS	0.70%(a)(b)(f)	11/25/2034	35,742
11,329,354	Series 2005-17-2A1	5.50%	09/25/2035	5,414,667
2,217,338	Series 2005-18-A1	5.50%	10/25/2035	1,193,126
1,803,829	Series 2005-20-A5	5.50%	10/25/2035	1,104,184
1,320,910	Series 2005-20-A8	5.25%	10/25/2035	805,100
5,790,404	Series 2005-23-A1	5.50%	11/25/2035	3,211,489
1,309,788	Series 2005-24-A8	5.50%	11/25/2035	709,073
2,015,832	Series 2005-26-1A12	5.50%	11/25/2035	1,236,421
428,027	Series 2005-27-2A1	5.50%	12/25/2035	182,777
739,070	Series 2005-28-A7	5.25%	10/25/2024	390,631
5,850,032	Series 2005-HYB1-4A1	4.87%(b)	03/25/2035	5,439,408
46,471	Series 2005-HYB8-1A1	5.19%(b)	12/20/2035	45,977
6,174,059	Series 2005-HYB8-4A1	4.54%(b)	12/20/2035	5,406,143
602,749	Series 2005-J3-2A4	4.50%	09/25/2035	534,942
645,459	Series 2005-J4-A5	5.50%	11/25/2035	536,588
194,671	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	5.33%(a)	03/25/2035	184,985
193,433	Series 2005-R1-1AS	0.82%(a)(b)(f)	03/25/2035	10,884
6,515,504	Series 2006-1-A2	6.00%	03/25/2036	3,542,458
4,174,649	Series 2006-14-A5	6.25%	09/25/2036	1,704,900
2,977,863	Series 2006-16-2A1	6.50%	11/25/2036	968,767
1,296,320	Series 2006-20-1A21	6.00%	02/25/2037	620,968
14,997,123	Series 2006-8-1A3	6.00%	05/25/2036	9,464,351
174,573	Series 2006-J3-A4	5.50%	05/25/2036	176,019
3,810,123	Series 2007-10-A7	6.00%	07/25/2037	1,745,816
13,076,636	Series 2007-11-A1	6.00%	08/25/2037	5,612,068
6,297,454	Series 2007-12-A9	5.75%	08/25/2037	3,250,609
2,833,995	Series 2007-13-A1	6.00%	08/25/2037	1,382,725
4,643,656	Series 2007-13-A10	6.00%	08/25/2037	2,265,671
3,305,041	Series 2007-15-1A1	6.25%	09/25/2037	2,036,279
461,639	Series 2007-15-1A16	6.25%	09/25/2037	284,422
1,329,858	Series 2007-15-1A2	6.25%	09/25/2037	818,973
1,624,063	Series 2007-15-1A29	6.25%	09/25/2037	1,000,563
2,481,269	Series 2007-17-1A2	6.00%	10/25/2037	1,751,628
317,561	Series 2007-18-1A1	6.00%	11/25/2037	143,722
1,314,480	Series 2007-2-A2	6.00%	03/25/2037	555,092
36,149,164	Series 2007-21-1A1	6.25%	02/25/2038	17,422,520
3,495,728	Series 2007-3-A1	6.00%	04/25/2037	1,720,875
1,346,328	Series 2007-3-A12	6.00%	04/25/2037	662,770
3,109,368	Series 2007-4-1A39	6.00%	05/25/2037	1,399,823
1,102,913	Series 2007-5-A2	5.75%	05/25/2037	553,213
4,217,931	Series 2007-7-A1	6.00%	06/25/2037	2,160,451
1,895,595	Series 2007-7-A11	5.50%	06/25/2037	894,655
1,264,392	Series 2007-7-A2	5.75%	06/25/2037	622,200
4,271,772	Series 2007-8-1A4	6.00%	01/25/2038	1,884,750
2,241,811	Series 2007-8-1A5	5.44%	01/25/2038	918,713
3,633,490	Series 2007-8-1A8	6.00%	01/25/2038	1,603,133
5,205,012	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%	01/25/2038	2,284,665
5,111,749	Series 2007-9-A1	5.75%	07/25/2037	2,526,021
672,746	Series 2007-9-A11	5.75%	07/25/2037	332,444
2,966,446	Series 2007-HY1-1A1	4.45%(b)	04/25/2037	2,746,458
7,806,826	Series 2007-HYB1-2A1	4.02%(b)	03/25/2037	6,406,165
15,165,427	Series 2007-J1-2A1	6.00%	02/25/2037	5,874,681
388,126	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.47%	07/25/2037	122,141
1,940,631	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	0.53%(f)(g)	07/25/2037	225,833
	Credit Suisse First Boston Mortgage Securities Corp.
1,678,131	Series 2005-10-5A4	5.50%	11/25/2035	1,235,719
353,261	Series 2005-10-5A5	5.50%	11/25/2035	260,199

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit Suisse Management LLC
3,636,605	Series 2005-11-2A1	6.00%	12/25/2035	2,539,169
4,999,435	Series 2005-12-5A1	5.25%	01/25/2036	4,392,012
9,680,358	Series 2005-12-7A1	7.00%	01/25/2036	1,794,889
2,301,691	Series 2005-8-3A10	5.50%	09/25/2035	1,962,305
3,360,606	Series 2005-8-7A1	7.00%	09/25/2035	1,442,590
	Credit Suisse Mortgage Capital Certificates
776,127	Series 2005-1R-2A5	5.75%(a)	12/26/2035	561,612
11,280,896	Series 2006-1-2A1	6.00%	02/25/2036	3,494,079
2,267,892	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	5.67%	03/25/2036	704,464
12,676,471	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.33%(f)(g)	03/25/2036	1,239,316
2,640,491	Series 2006-2-5A3	6.25%	03/25/2036	1,128,121
7,146,225	Series 2006-2-5A4	6.00%	03/25/2036	2,936,621
1,051,834	Series 2006-3-4A3	5.50%	04/25/2036	759,947
635,860	Series 2006-3-4A4	5.50%	04/25/2036	459,407
2,401,381	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%	05/25/2036	1,314,137
20,338,441	Series 2006-4-4A1	7.00%	05/25/2036	5,415,653
7,094,686	Series 2006-4-6A1	6.00%	05/25/2036	2,659,293
6,596,895	Series 2006-6-1A4	6.00%	07/25/2036	3,273,659
10,035,754	Series 2006-6-3A1	7.00%	07/25/2036	2,241,240
111,487	Series 2006-7-3A11	6.00%	08/25/2036	41,059
1,481,872	Series 2006-7-7A5	6.00%	08/25/2036	1,144,730
1,755,413	Series 2006-9-2A1	5.50%	11/25/2036	1,528,838
7,714,661	Series 2006-9-3A1	6.00%	11/25/2036	6,749,117
3,099,790	Series 2006-9-4A1	6.00%	11/25/2036	1,801,190
1,350,283	Series 2006-9-6A14	6.00%	11/25/2036	1,044,141
219,376	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	7.55%(g)	11/25/2036	301,855
8,151,981	Series 2007-1-1A4	6.13%(b)	02/25/2037	1,886,515
5,497,936	Series 2007-1-3A1	6.00%	10/25/2024	713,651
22,211	Series 2007-2-2A1	5.00%	03/25/2037	16,776
2,086,213	Series 2007-5-2A5	5.00%	08/25/2037	1,788,222
20,624,357	Series 2007-5-3A19	6.00%	08/25/2037	15,590,558
9,075,960	Series 2007-5-3A9	6.00%	08/25/2037	6,854,104
2,030,051	Series 2008-2R-1A1	6.00%(a)	07/25/2037	1,768,296
8,274,932	Series 2009-11R-4A1	7.00%(a)(b)	09/26/2037	2,277,517
5,753,979	Series 2009-12R-5A1	6.00%(a)	06/27/2036	2,966,196
1,275,272	Series 2010-13R-1A2	5.50%(a)(b)	12/26/2035	1,142,268
16,398,545	Series 2010-17R-6A1	4.00%(a)(b)	06/26/2037	15,559,922
5,678,476	Series 2010-4R-3A17	6.00%(a)(b)	06/26/2037	5,229,555
2,803,603	Series 2010-4R-8A17	6.00%(a)(b)	06/26/2037	2,581,959
8,284,294	Series 2010-7R-1A17	6.00%(a)(b)	01/26/2037	4,817,903
6,865,972	Series 2012-10R-4A2	4.65%(a)(b)	08/26/2046	4,786,231
7,921,157	Series 2013-9R-A1	3.00%(a)(b)	05/27/2043	7,097,348
164,751,874	Series 2019-RPL6-PT1	4.20%(a)(b)	11/25/2058	144,578,501
4,227,000	Series 2020-AFC1-B1	3.45%(a)(b)	02/25/2050	3,295,880
162,764,590	Series 2020-RPL1-PT1	3.32%(a)(b)	10/25/2069	131,789,333
9,539,405	Series 2021-JR1-A1	5.47%(a)(b)	09/27/2066	9,513,107
7,469,850	Series 2021-NQM1-B1	2.83%(a)(b)	05/25/2065	5,428,261
6,225,825	Series 2021-NQM5-M1	2.17%(a)(b)	05/25/2066	4,136,703
3,180,040	Series 2021-NQM6-B1	3.29%(a)(b)	07/25/2066	2,327,464
7,445,317	Series 2021-NQM6-M1	2.58%(a)(b)	07/25/2066	5,546,871
25,840,782	Series 2021-RPL9-A1	2.44%(a)(b)	02/25/2061	25,711,457
	Credit-Based Asset Servicing and Securitization LLC
7,432,211	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	3.04%	05/25/2036	5,021,711
	CSAB Mortgage Backed Trust
3,836,340	Series 2006-3-A4B	6.61%(d)	11/25/2036	564,785
2,179,913	Series 2006-4-A6A	6.18%(d)	12/25/2036	371,017
7,917,493	Series 2007-1-1A1A	5.90%(b)	05/25/2037	1,808,221
	CSMCM Trust
6,948,344	Series 2019-RPL6-CERT	0.00%(a)(b)	11/25/2058	5,740,609
8,554,367	Series 2020-RPL1-CERT	3.23%(a)(b)	01/25/2046	6,755,638
	DB US Financial Markets Holding Corp.
3,471,790	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	5.79%(a)	10/27/2036	2,577,484
	Deutsche ALT-A Securities, Inc.
6,975,263	Series 2005-4-A5	5.50%(b)	09/25/2035	6,246,377

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	15

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
173,919	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	0.00%(g)	11/25/2035	271,675
454,888	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	5.17%	11/25/2035	156,026
1,372,903	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.33%(f)(g)	11/25/2035	88,090
4,450,378	Series 2005-6-2A1	5.50%	12/25/2035	3,786,034
2,753,029	Series 2006-AB1-A1C	5.67%(b)	02/25/2036	2,490,284
368,378	Series 2006-AB2-A2	4.74%(b)	06/25/2036	337,281
632,053	Series 2006-AB4-A1A	6.01%(b)	10/25/2036	550,164
8,826,097	Series 2006-AB4-A2	5.65%(b)	10/25/2036	7,684,874
628,753	Series 2006-AB4-A3	5.90%(b)	10/25/2036	547,340
915,831	Series 2006-AB4-A3A1	5.90%(b)	10/25/2036	796,415
1,807,296	Series 2006-AB4-A6A1	6.37%(d)	10/25/2036	1,570,269
11,749,906	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	09/25/2047	10,065,890
14,658,608	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.47%	07/25/2047	11,869,077
	Deutsche Mortgage Securities, Inc.
3,865,070	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.83%(a)(g)	04/15/2036	3,588,800
827,432	Series 2006-PR1-4AI1 (-1 x 1 mo. Term SOFR + 11.95%, 12.11% Cap)	4.81%(a)(g)	04/15/2036	774,593
1,349,028	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	4.66%(a)(g)	04/15/2036	1,263,015
256,785	Series 2006-PR1-5AI1 (-3 x 1 mo. Term SOFR + 19.01%, 19.35% Cap)	3.72%(a)(g)	04/15/2036	246,088
2,258,979	Series 2006-PR1-5AI3 (-1 x 1 mo. Term SOFR + 12.41%, 12.57% Cap)	5.27%(a)(g)	04/15/2036	2,064,104
37,422,779	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.83%(a)(g)	04/15/2036	34,052,764
	Equifirst Loan Securitization Trust
8,459,280	Series 2007-1-A2B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%	04/25/2037	7,756,556
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	5.90%	09/25/2035	20,219,904
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	5.70%	11/25/2035	5,182,692
	Fieldstone Mortgage Investment Corp.
3,003,909	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	5.93%	04/25/2047	2,232,214
	Figure line of credit trust
14,127,801	Series 2020-1-A	4.04%(a)(b)	09/25/2049	13,739,734
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,697	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.34%	07/25/2036	6,512,243
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	06/25/2036	3,645,075
17,039,859	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	03/25/2037	8,923,599
20,430,784	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	03/25/2037	9,876,235
	First Horizon Alternative Mortgage Securities
2,753,461	Series 2005-AA4-1A1	5.28%(b)	05/25/2035	1,332,740
3,252,467	Series 2005-FA8-1A4	5.50%	11/25/2035	1,587,381
244,107	Series 2005-FA8-2A1	5.00%	10/25/2024	239,886
927,497	Series 2006-AA3-A1	5.65%(b)	06/25/2036	727,693
1,802,077	Series 2006-FA1-1A12	6.00%	04/25/2036	803,868
6,047,090	Series 2006-FA1-1A3	5.75%	04/25/2036	2,588,864
1,204,773	Series 2006-FA2-1A5	6.00%	05/25/2036	515,119

Principal Amount $	Security Description	Rate	Maturity	Value $
1,891,443	Series 2006-FA8-1A5	6.00%	02/25/2037	756,345
2,656,180	Series 2006-RE1-A1	5.50%(b)	05/25/2035	1,771,844
10,585,704	Series 2007-FA3-A3	6.00%	06/25/2037	3,719,635
544,689	Series 2007-FA3-A4	6.00%	06/25/2037	191,394
598,638	Series 2007-FA4-1A13	6.25%	08/25/2037	235,453
1,848,042	Series 2007-FA4-1A4	6.25%	08/25/2037	726,862
1,050,724	Series 2007-FA4-1A5	6.25%	08/25/2037	413,265
	First Horizon Asset Securities, Inc.
882,347	Series 2006-1-1A2	6.00%	05/25/2036	330,541
1,532,445	Series 2007-4-1A1	6.00%	08/25/2037	597,468
	FirstKey Homes Trust
9,000,000	Series 2020-SFR1-E	2.79%(a)	08/17/2037	8,765,049
18,000,000	Series 2020-SFR2-D	1.97%(a)	10/19/2037	17,360,122
26,225,000	Series 2020-SFR2-E	2.67%(a)	10/19/2037	25,418,340
16,350,000	Series 2021-SFR1-E1	2.39%(a)	08/17/2038	15,458,770
11,500,000	Series 2021-SFR1-E2	2.49%(a)	08/17/2038	10,855,193
8,000,000	Series 2021-SFR2-D	2.06%(a)	09/17/2038	7,522,858
8,000,000	Series 2021-SFR2-E1	2.26%(a)	09/17/2038	7,483,326
8,000,000	Series 2021-SFR2-E2	2.36%(a)	09/17/2038	7,470,514
34,891,000	Series 2021-SFR3-B	2.44%(a)	12/17/2038	33,125,589
29,584,000	Series 2021-SFR3-C	2.54%(a)	12/17/2038	28,032,580
22,626,000	Series 2021-SFR3-D	2.79%(a)	12/17/2038	21,396,569
45,314,000	Series 2021-SFR3-E1	2.99%(a)	12/17/2038	42,610,694
25,293,000	Series 2021-SFR3-E2	3.08%(a)	12/17/2038	23,786,478
10,174,000	Series 2021-SFR3-F1	3.58%(a)	12/17/2038	9,554,417
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	8.18%(a)	04/25/2042	78,284,874
34,247,646	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.48%(a)	08/25/2044	34,349,320
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	7.08%(a)	08/25/2044	23,186,875
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45%(a)(b)	01/25/2026	60,350,554
72,500,000	Series 2021-GT1-A	3.62%(a)(b)	07/25/2026	67,956,302
64,820,000	Series 2021-GT2-A	3.85%(a)(b)	10/25/2026	61,176,701
	Fremont Home Loan Trust
108,840,737	Series 2006-D-1A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	11/25/2036	63,848,132
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37%(a)	09/17/2038	7,173,455
6,650,000	Series 2021-SFR1-E2	2.52%(a)	09/17/2038	6,145,285
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45%(a)(b)	11/25/2059	2,540,990
7,096,000	Series 2021-NQM2-M1	2.54%(a)(b)	05/25/2066	5,310,204
8,405,000	Series 2021-NQM6-B1	4.42%(a)(b)	08/25/2066	6,753,213
	GE-WMC Mortgage Securities LLC
31,141,176	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	08/25/2036	13,275,954
	GMAC Mortgage Corp. Loan Trust
1,492,073	Series 2005-AR5-3A1	4.84%(b)	09/19/2035	1,190,873
	Greenpoint Mortgage Funding Trust
20,724,860	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	5.49%	08/25/2045	7,283,168
15,228,403	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	04/25/2047	13,097,683
	GS Mortgage Securities Corp.
882,310	Series 2008-2R-1A1	9.75%(a)(b)	09/25/2036	309,992
15,993,808	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.57%(a)	09/26/2036	8,815,587
	GS Mortgage-Backed Securities Trust
92,509,378	Series 2020-RPL2-A1	1.75%(a)(b)	05/25/2060	83,961,483
12,540,000	Series 2020-RPL2-M1	2.25%(a)(b)	05/25/2060	10,296,765
10,237,000	Series 2020-RPL2-M2	2.75%(a)(b)	05/25/2060	8,460,164
9,341,000	Series 2020-RPL2-M3	3.00%(a)(b)	05/25/2060	7,563,585
31,722,289	Series 2020-RPL2-PT4	6.27%(a)(j)	05/25/2060	29,436,984

16	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	GSAA Trust
102,362	Series 2005-12-AF3	5.07%(b)	09/25/2035	67,101
7,614,793	Series 2006-10-AF3	5.98%(b)	06/25/2036	1,908,639
5,450,038	Series 2006-10-AF4	6.80%(d)	06/25/2036	1,362,486
10,323,469	Series 2006-15-AF4	6.46%(d)	09/25/2036	2,641,373
1,611,060	Series 2006-18-AF3A	5.77%(b)	11/25/2036	485,397
3,792,471	Series 2006-18-AF6	6.18%(d)	11/25/2036	940,145
7,108,167	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.15%	12/25/2036	1,916,847
3,383,337	Series 2007-10-A1A	6.00%	11/25/2037	1,949,899
2,474,530	Series 2007-10-A2A	6.50%	11/25/2037	989,114
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.53%	07/25/2037	3,012,566
	GSAMP Trust
14,900,231	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	08/25/2036	12,104,046
6,179,403	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	5.37%	01/25/2047	3,249,587
	GSMPS Mortgage Loan Trust
5,765,623	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	5.32%(a)	03/25/2035	5,278,853
5,765,623	Series 2005-RP2-1AS	0.00%(a)(b)(f)	03/25/2035	140,150
3,773,855	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	5.32%(a)	09/25/2035	3,187,263
3,773,855	Series 2005-RP3-1AS	0.00%(a)(b)(f)	09/25/2035	84,858
14,079,625	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	5.32%(a)	01/25/2036	11,238,192
14,079,625	Series 2006-RP1-1AS	0.00%(a)(b)(f)	01/25/2036	175,504
	GSR Mortgage Loan Trust
678,568	Series 2005-1F-1A2	5.50%	02/25/2035	656,563
1,131,932	Series 2005-1F-3A3	6.00%	01/25/2035	1,027,387
165,668	Series 2005-6F-3A5	6.00%	07/25/2035	160,520
1,773,937	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	1.93%(f)(g)	07/25/2035	173,529
93,380	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.47%	07/25/2035	90,177
93,671	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.47%	09/25/2035	91,877
6,948,657	Series 2005-8F-3A5	6.00%	11/25/2035	2,482,107
1,642,540	Series 2005-8F-4A1	6.00%	11/25/2035	641,757
128,415	Series 2006-1F-1A2	5.50%	02/25/2036	251,806
292,808	Series 2006-2F-2A3	5.75%	02/25/2036	254,606
1,509,313	Series 2006-2F-3A3	6.00%	02/25/2036	687,330
1,812,681	Series 2006-2F-3A6	6.00%	02/25/2036	825,483
16,877,872	Series 2006-5F-3A1	6.50%	06/25/2036	7,433,602
4,138,917	Series 2006-6F-2A3	6.00%	07/25/2036	2,408,745
9,507,874	Series 2006-9F-4A1	6.50%	10/25/2036	3,977,865
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.77%	08/25/2046	5,609,449
107,677	Series 2007-1F-2A2	5.50%	01/25/2037	331,076
407,057	Series 2007-4F-1A1	5.00%	07/25/2037	691,245
11,729,891	Series 2007-4F-3A11	6.00%	07/25/2037	7,761,145
39,270,591	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.20%	05/25/2037	19,103,446
	Harborview Mortgage Loan Trust
150,401	Series 2005-14-3A1A	7.59%(b)	12/19/2035	141,504
5,131,879	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	5.60%	05/19/2035	1,553,965
21,328,502	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	5.70%	09/19/2035	10,022,568
39,910,544	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	6.67%	09/19/2035	16,608,150
3,214,645	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.82%	11/19/2036	2,728,049
3,483,229	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.42%	12/19/2036	3,123,738

Principal Amount $	Security Description	Rate	Maturity	Value $
28,474,571	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.44%	01/25/2047	26,080,958
5,160,143	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.46%	05/19/2046	2,705,550
53,242,493	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	5.82%	07/21/2036	26,098,379
5,973,774	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	5.50%	02/19/2046	5,444,161
12,372,258	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.97%	10/25/2037	9,725,901
	Home Equity Asset Trust
294,700	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	6.26%	08/25/2033	288,549
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02%(a)	10/19/2039	3,467,697
3,892,366	Series 2019-2-D	3.12%(a)	10/19/2039	3,689,642
7,326,807	Series 2019-2-E	3.32%(a)	10/19/2039	6,968,410
	Homebanc Mortgage Trust
308,281	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	5.70%	03/25/2035	249,487
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	6.81%	07/25/2035	9,367,439
	Homeward Opportunities Fund I Trust
28,994,000	Series 2020-2-B2	5.65%(a)(b)	05/25/2065	29,394,071
	HSBC Asset Loan Obligation
17,921,277	Series 2007-2-3A6	6.00%	09/25/2037	5,769,502
13,431,036	Series 2007-WF1-A3	4.49%(d)	12/25/2036	4,601,457
	HSI Asset Securitization Corp.
27,379,572	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	10/25/2036	7,832,970
13,020,726	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	04/25/2037	8,544,670
56,449,019	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	04/25/2037	38,474,268
	Impac CMB Trust
54,166	Series 2002-9F-A1	5.22%(d)	12/25/2032	53,745
	Impac Secured Assets CMN Owner Trust
9,099,243	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	5.45%	09/25/2037	7,780,740
	Imperial Fund Mortgage Trust
23,180,972	Series 2021-NQM4-A1	2.09%(a)(b)	01/25/2057	20,246,959
12,000,795	Series 2021-NQM4-A2	2.30%(a)(b)	01/25/2057	10,486,471
9,146,042	Series 2021-NQM4-A3	2.45%(a)(b)	01/25/2057	7,982,010
	Indymac IMJA Mortgage Loan Trust
3,097,574	Series 2007-A1-A1	6.00%	08/25/2037	1,248,273
2,267,666	Series 2007-A1-A7	6.00%	08/25/2037	913,834
6,850,853	Series 2007-A2-1A1	6.00%	10/25/2037	2,995,158
10,774,365	Series 2007-A2-2A3	6.50%	10/25/2037	5,346,362
18,299,270	Series 2007-A2-3A1	7.00%	10/25/2037	5,123,772
15,468,564	Series 2007-A3-A1	6.25%	11/25/2037	7,117,341
12,717,020	Series 2007-A4-A1	6.25%	02/25/2038	4,112,923
	Indymac IMSC Mortgage Loan Trust
28,737,418	Series 2007-F1-2A1	6.50%	06/25/2037	7,225,874
257,182	Series 2007-F2-1A2	6.00%	07/25/2037	180,032
25,253,567	Series 2007-F2-2A1	6.50%	07/25/2037	7,875,340
2,768,126	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	07/25/2047	1,842,892
	Indymac INDA Mortgage Loan Trust
729,972	Series 2006-AR2-1A1	5.06%(b)	09/25/2036	492,553
541,216	Series 2006-AR2-4A1	4.66%(b)	09/25/2036	496,287
7,465,122	Series 2006-AR3-1A1	4.24%(b)	12/25/2036	5,972,374
2,357,905	Series 2007-AR1-3A1	3.04%(b)	03/25/2037	1,971,161
1,898,117	Series 2007-AR3-3A1	4.27%(b)	07/25/2037	1,663,592

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	17

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Indymac Index Mortgage Loan Trust
4,929,517	Series 2005-AR15-A1	4.29%(b)	09/25/2035	4,058,563
2,168,173	Series 2006-AR7-3A1	4.03%(b)	05/25/2036	1,907,446
1,869,143	Series 2007-AR13-2A1	5.97%(b)	07/25/2037	1,637,727
4,300,555	Series 2007-AR21-8A1	4.86%(b)	09/25/2037	4,204,342
	Indymac Residential Asset Backed Trust
12,182,000	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.53%	06/25/2036	11,088,013
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	11/25/2036	6,893,526
7,584,528	Series 2007-B-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%	07/25/2037	3,101,900
7,584,528	Series 2007-B-1A2 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%	07/25/2037	3,101,900
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25%(a)	09/17/2041	32,313,031
	JP Morgan Alternative Loan Trust
4,716,383	Series 2005-S1-2A11	6.00%	12/25/2035	3,221,058
1,511,972	Series 2005-S1-2A9	6.00%	12/25/2035	1,032,603
2,660,273	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	5.33%	05/25/2036	2,144,731
2,061,149	Series 2006-S1-1A8	5.75%	03/25/2036	1,056,579
292,789	Series 2006-S2-A4	6.69%(d)	05/25/2036	301,208
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.87%	09/25/2035	1,948,265
5,212,319	Series 2006-CH2-AF3	5.46%(d)	09/25/2029	3,176,456
8,898,764	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.25%	11/25/2036	8,312,817
21,771,031	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	08/25/2036	9,741,400
20,121,757	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	08/25/2036	9,019,746
2,852,555	Series 2006-WF1-A5	6.91%(d)	07/25/2036	808,276
3,992,450	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.24%, 0.13% Floor)	5.10%	12/25/2036	2,502,632
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.20%	12/25/2036	4,747,843
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	03/25/2037	8,841,757
	JP Morgan Mortgage Trust
61,679	Series 2005-A6-5A1	6.77%(b)	08/25/2035	62,809
3,098,687	Series 2005-S1-1A2	6.50%	01/25/2035	3,211,044
330,707	Series 2005-S2-2A13	5.50%	09/25/2035	251,825
930,106	Series 2006-S2-3A3	6.00%	07/25/2036	297,240
3,354,127	Series 2006-S2-3A5	6.25%	07/25/2036	1,115,819
1,786,083	Series 2006-S3-1A2	6.00%	08/25/2036	535,278
7,073,757	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	5.35%	08/25/2036	1,465,198
7,073,757	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	2.15%(f)(g)	08/25/2036	1,128,135
832,268	Series 2006-S3-1A9	6.00%	08/25/2036	249,426
5,656,621	Series 2006-S4-A3	6.00%	01/25/2037	2,174,073
2,355,938	Series 2006-S4-A5	6.00%	01/25/2037	909,198
5,577,194	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	5.35%	01/25/2037	1,486,169
5,577,194	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	1.65%(f)(g)	01/25/2037	958,952
599,252	Series 2007-A2-2A1	5.61%(b)	04/25/2037	447,740
2,043,774	Series 2007-A3-3A2M	5.02%(b)	05/25/2037	1,838,609
6,138,166	Series 2007-S1-2A6	6.00%	03/25/2037	2,418,955
1,720,790	Series 2007-S3-1A1	5.50%	08/25/2037	744,218
3,882,504	Series 2007-S3-1A35	6.00%	08/25/2037	1,833,957
1,691,976	Series 2007-S3-1A64	7.50%	08/25/2037	580,254
653,352	Series 2007-S3-1A9	6.00%	08/25/2037	307,116

Principal Amount $	Security Description	Rate	Maturity	Value $
3,579,853	Series 2007-S3-1A96	6.00%	08/25/2037	1,683,487
4,080,768	Series 2007-S3-1A97	6.00%	08/25/2037	1,919,158
	JP Morgan Reremic
4,766,383	Series 2009-4-3A2	6.00%(a)(b)	02/26/2037	2,370,782
16,321,722	Series 2009-7-7A1	7.00%(a)(b)	09/27/2037	7,622,813
7,596,192	Series 2010-1-1A4	6.00%(a)	02/26/2037	3,465,662
5,131,018	Series 2010-1-2A11	7.00%(a)(b)	01/26/2037	2,469,101
	Legacy Mortgage Asset Trust
111,834,529	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	97,034,817
24,126,633	Series 2021-GS4-A2	6.55%(a)(d)	11/25/2060	24,141,722
	Lehman Brothers Holdings, Inc.
17,763,820	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	5.18%(a)	06/25/2037	12,987,472
5,523,176	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%(a)	06/25/2037	3,721,736
	Lehman Mortgage Trust
1,451,733	Series 2005-2-3A5	5.50%	12/25/2035	778,346
1,005,851	Series 2005-2-5A5	5.75%	12/25/2035	654,533
1,726,529	Series 2005-3-2A1	6.00%	01/25/2036	1,443,426
146,882	Series 2005-3-2A3	5.50%	01/25/2036	116,861
789,078	Series 2005-3-2A7	6.00%	01/25/2036	659,640
911,305	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%	02/25/2036	379,634
2,733,914	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.00%(f)(g)	02/25/2036	209,941
1,920,996	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%	02/25/2036	1,232,841
1,920,996	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.00%(f)(g)	02/25/2036	128,502
1,237,681	Series 2006-1-3A4	5.50%	02/25/2036	911,636
1,425,350	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	0.43%(f)(g)	08/25/2036	140,172
905,921	Series 2006-4-1A4	6.00%	08/25/2036	702,926
5,464,669	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	5.32%	09/25/2036	715,814
11,382,845	Series 2006-5-2A2Pool 2006-5 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	2.18%(f)(g)	09/25/2036	1,245,418
5,543,473	Series 2006-6-3A9	5.50%	10/25/2036	3,735,973
135,156	Series 2006-6-4A5	6.00%	12/25/2036	128,070
2,764,059	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	11/25/2036	608,073
10,216,422	Series 2006-7-2A5 (-1 x 1 mo. Term SOFR + 6.44%, 6.55% Cap)	1.58%(f)(g)	11/25/2036	1,174,933
1,649,962	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	7.82%(g)	01/25/2037	1,705,922
1,790,901	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	5.57%	01/25/2037	935,572
5,355,771	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.18%(f)(g)	01/25/2037	455,613
3,427,195	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	5.35%	01/25/2037	686,611
6,168,181	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	1.65%(f)(g)	01/25/2037	611,533
1,374,447	Series 2007-2-1A1	5.75%	02/25/2037	933,436
2,368,035	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	5.30%	05/25/2037	726,616
10,879,701	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	1.70%(f)(g)	05/25/2037	1,138,876
744,132	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	5.30%	05/25/2037	181,347
573,453	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	10.26%(g)	08/25/2036	745,239

18	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
598,982	Series 2007-5-7A3	7.50%	10/25/2036	216,790
48,323	Series 2007-6-1A8	6.00%	07/25/2037	44,070
5,740,551	Series 2007-9-2A2	6.50%	10/25/2037	1,463,697
3,186,506	Series 2008-2-1A6	6.00%	03/25/2038	956,921
	Lehman XS Trust
4,390,022	Series 2005-2-2A3B	5.94%(d)	08/25/2035	4,014,277
6,648,264	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	6.18%	02/25/2036	5,709,657
4,821,536	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.57%	03/25/2036	4,731,533
6,163,266	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.39%	04/25/2036	5,199,409
24,642	Series 2006-5-2A4A	6.39%(d)	04/25/2036	30,020
7,426,756	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	5.37%	06/25/2046	6,646,392
3,997,591	Series 2007-1-2A1	7.00%(b)	02/25/2037	3,948,241
9,139,733	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	5.37%	07/25/2047	8,767,762
8,779,645	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	5.87%	08/25/2047	7,239,337
	Long Beach Mortgage Loan Trust
13,069,568	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.55%	03/25/2046	4,743,920
46,772,628	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	05/25/2046	14,594,210
4,767,928	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	05/25/2046	1,487,451
14,806,690	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	06/25/2036	7,132,559
23,794,886	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	5.26%	07/25/2036	16,712,588
11,643,586	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	5.64%	01/25/2046	11,408,179
	Luminent Mortgage Trust
1,275,803	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	5.49%	11/25/2035	1,214,901
	Master Resecuritization Trust
12,802,365	Series 2008-1-A1	6.00%(a)(b)	09/27/2037	8,756,993
6,120,668	Series 2008-4-A1	6.00%(a)(b)	06/27/2036	4,960,908
	Mastr Adjustable Rate Mortgages Trust
2,169,070	Series 2005-2-2A1	4.11%(b)	03/25/2035	1,887,991
696,018	Series 2005-6-5A1	3.50%(b)	07/25/2035	621,521
4,703,070	Series 2007-1-2A1	4.60%(b)	11/25/2036	2,548,757
	MASTR Alternative Loans Trust
6,629,493	Series 2004-9-M2	6.26%(d)	08/25/2034	5,639,476
1,111,612	Series 2005-2-3A1	6.00%	03/25/2035	864,944
39,066	Series 2005-5-2A3	5.50%	07/25/2025	37,678
6,613,260	Series 2005-5-3A1	5.75%	08/25/2035	3,189,429
1,400,613	Series 2005-6-1A5	5.50%	12/25/2035	935,566
1,026,916	Series 2006-3-1A2	6.25%	07/25/2036	531,810
701,381	Series 2007-1-1A5	5.75%	10/25/2036	678,030
3,703,686	Series 2007-1-2A7	6.00%	10/25/2036	1,128,602
	Mastr Asset Backed Securities Trust
1,825,164	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	9.09%	12/25/2032	1,756,296
5,737,991	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	06/25/2036	5,271,395
6,865,318	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	5.18%	05/25/2037	6,631,751
12,919,912	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	5.26%	01/25/2037	3,548,269
	MASTR Asset Securitization Trust
1,299,583	Series 2006-1-1A4	5.75%	05/25/2036	784,029

Principal Amount $	Security Description	Rate	Maturity	Value $
1,035,928	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	615,395
2,322,136	Series 2007-1-1A3	6.25%	11/25/2037	912,147
	Mastr Seasoned Securities Trust
1,090,101	Series 2005-2-1A4	6.00%	10/25/2032	1,095,361
430,340	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	5.37%	10/25/2032	393,083
	Merrill Lynch Alternative Note Asset
19,352,289	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.19%	04/25/2037	6,899,795
9,924,222	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.39%	04/25/2037	3,535,907
13,755,089	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	5.61%	04/25/2037	4,904,681
12,748,203	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	5.29%	03/25/2037	3,152,232
12,748,203	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	1.71%(f)(g)	03/25/2037	1,974,546
27,657,524	Series 2007-OAR5-1A1	3.76%(b)	10/25/2047	7,896,652
	Merrill Lynch First Franklin Mortgage Loan Trust
2,006,369	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	8.47%	10/25/2037	1,894,907
	Merrill Lynch Mortgage Investors, Inc.
15,780,437	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.97%	06/25/2036	12,583,947
7,731,848	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%(a)	03/25/2037	2,165,664
685,706	Series 2006-F1-1A2	6.00%	04/25/2036	293,238
21,434,272	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.30%	04/25/2037	12,992,189
10,180,918	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	06/25/2037	2,701,630
7,314,501	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%	07/25/2037	1,662,660
73,565,700	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	02/25/2037	34,892,403
8,159,332	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	04/25/2047	3,339,654
6,961,151	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.35%	04/25/2047	2,849,233
2,915,743	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	04/25/2047	1,193,428
45,857,470	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	03/25/2037	35,078,630
	Morgan Stanley ABS Capital I, Inc.
16,387,092	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	09/25/2036	7,112,090
21,745,142	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.43%	09/25/2036	9,438,081
13,146,813	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	02/25/2036	12,428,379
5,650,106	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	5.10%(a)	02/25/2037	2,529,068
	Morgan Stanley Home Equity Loan Trust
24,192,793	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.19%	12/25/2036	11,867,714

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	19

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Morgan Stanley IXIS Real Estate Capital Trust
4,991,578	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	5.04%	11/25/2036	1,636,603
	Morgan Stanley Mortgage Loan Trust
559,571	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.67%	12/25/2035	327,797
1,401,987	Series 2005-10-1A6	5.75%	12/25/2035	934,268
1,653,894	Series 2005-10-2A1	5.28%(b)	12/25/2035	1,560,313
4,494,936	Series 2006-11-1A6	6.73%(d)	08/25/2036	819,199
6,622,329	Series 2006-11-2A1	6.00%	08/25/2036	2,875,234
6,470,482	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	11/25/2036	1,821,375
5,073,159	Series 2006-17XS-A3A	6.15%(d)	10/25/2046	1,512,688
1,756,000	Series 2006-17XS-A6	6.08%(d)	10/25/2046	437,773
1,659,785	Series 2006-2-2A3	5.75%	02/25/2036	1,548,941
13,139,005	Series 2006-7-3A	5.10%(b)	06/25/2036	7,232,783
1,410,419	Series 2006-7-4A4	6.00%	06/25/2036	663,719
1,427,805	Series 2006-7-4A7	6.00%	06/25/2036	671,902
2,841,881	Series 2007-13-6A1	6.00%	10/25/2037	1,529,830
3,117,846	Series 2007-14AR-2A3	3.55%(b)	10/25/2037	1,804,444
2,815,220	Series 2007-1XS-2A3	6.42%(d)	09/25/2046	601,866
1,856,891	Series 2007-1XS-2A4A	6.58%(d)	09/25/2046	483,930
233,045	Series 2007-3XS-1A2A	6.12%(d)	01/25/2047	217,493
5,043,463	Series 2007-3XS-2A3S	6.36%(d)	01/25/2047	1,845,666
2,949,950	Series 2007-3XS-2A4S	6.46%(d)	01/25/2047	1,059,605
	Morgan Stanley Reremic Trust
3,017,118	Series 2010-R5-4B	5.31%(a)(d)	06/26/2036	3,088,382
5,572,550	Series 2010-R5-5B	3.29%(a)(d)	01/26/2037	5,375,418
9,282,164	Series 2010-R9-3C	6.00%(a)(b)	11/26/2036	7,350,688
6,956,130	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	3.13%(a)	08/26/2036	5,305,654
5,965,934	Series 2013-R2-1B	4.20%(a)(b)	10/26/2036	5,341,805
756,048	Series 2014-R7-B1	4.26%(a)(b)	01/26/2051	752,071
5,107,316	Series 2014-R7-B2	4.26%(a)(b)(h)	01/26/2051	4,784,532
	New Century Alternative Mortgage Loan Trust
9,418,332	Series 2006-ALT1-AF3	6.17%(b)	07/25/2036	1,957,323
11,947,414	Series 2006-ALT2-AF5	4.65%(d)	10/25/2036	2,339,202
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	5.99%	09/25/2035	17,229,478
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	5.53%	05/25/2036	11,470,635
	New York Mortgage Trust, Inc.
190,983	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	5.63%	08/25/2035	174,923
	Nomura Asset Acceptance Corp.
18,327	Series 2005-AP1-2A5	5.36%(d)	02/25/2035	18,306
12,603,893	Series 2006-AF1-1A2	6.16%(b)	05/25/2036	2,329,290
2,561,336	Series 2006-AF1-1A3Pool 06-AF1	6.41%(b)	05/25/2036	472,840
13,788,005	Series 2006-AP1-A2	5.52%(b)	01/25/2036	3,938,824
2,330,463	Series 2006-AP1-A3	5.65%(b)	01/25/2036	665,483
1,100,662	Series 2006-WF1-A2	5.76%(b)	06/25/2036	309,432
	Nomura Home Equity Loan, Inc.
14,610,474	Series 2006-AF1-A2	6.30%(d)	10/25/2036	3,173,993
2,499,029	Series 2007-1-1A1	6.56%(d)	02/25/2037	688,251
12,455,735	Series 2007-1-1A3	6.49%(d)	02/25/2037	3,431,070
	Nomura Resecuritization Trust
2,753,500	Series 2014-1R-6A7	6.22%(a)(b)	08/26/2036	2,318,384
3,893,247	Series 2014-2R-4A9	4.09%(a)(d)	07/26/2036	3,165,982
7,598,925	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	2.71%(a)(h)	03/26/2036	5,509,022
	Novastar Home Equity Loan
14,579,534	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	5.85%	01/25/2036	12,399,892
7,300,103	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	5.29%	10/25/2036	3,178,603

Principal Amount $	Security Description	Rate	Maturity	Value $
	NRZ Excess Spread-Collateralized Notes
31,917,536	Series 2020-PLS1-A	3.84%(a)	12/25/2025	31,337,275
25,470,489	Series 2021-FHT1-A	3.10%(a)	07/25/2026	24,579,878
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33%(a)(b)	07/25/2061	5,841,658
4,930,535	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	5,011,716
	Option One Mortgage Loan Trust
680,106	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.94%	11/25/2034	694,150
5,294,919	Series 2007-1-2A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	01/25/2037	3,120,687
49,215,195	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%	07/25/2037	43,464,852
	PennyMac Mortgage Investment Trust
7,645,066	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.06%(a)	11/27/2031	7,675,917
22,984,276	Series 2020-1R-A (30 day avg SOFR US + 3.46%, 2.35% Floor)	8.71%(a)	02/25/2025	22,997,575
67,663,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.97%(a)	03/25/2026	68,007,472
	People’s Choice Home Loan Securities Trust
10,080,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	6.47%	01/25/2035	7,620,457
	PHH Alternative Mortgage Trust
2,551,847	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	5.29%	02/25/2037	1,887,915
5,963,687	Series 2007-2-2A1	6.00%	05/25/2037	5,163,341
2,782,754	Series 2007-2-2A2	6.00%	05/25/2037	2,409,299
165,891	Series 2007-2-3A1	6.00%	05/25/2037	151,768
	PR Mortgage Loan Trust
101,524,964	Series 2014-1-APT	5.86%(a)(b)	10/25/2049	97,737,087
	Pretium Mortgage Credit Partners LLC
21,221,009	Series 2021-NPL5-A1	2.49%(a)(d)	10/25/2051	21,151,478
13,571,306	Series 2021-RN2-A1	4.74%(a)(d)	07/25/2051	13,425,491
26,978,106	Series 2021-RN4-A1	2.49%(a)(b)	10/25/2051	26,968,510
	Prime Mortgage Trust
4,088,442	Series 2006-DR1-2A1Pool DR12A1	5.50%(a)	05/25/2035	3,676,483
2,393,574	Series 2006-DR1-2A2	6.00%(a)	05/25/2035	2,019,597
	Progress Residential Trust
54,743,713	Series 2021-SFR10-E1	3.57%(a)	12/17/2040	51,067,585
22,718,376	Series 2021-SFR10-E2	3.67%(a)	12/17/2040	21,119,402
12,305,787	Series 2021-SFR10-F	4.61%(a)	12/17/2040	11,575,240
29,000,000	Series 2021-SFR2-E1	2.55%(a)	04/19/2038	27,958,964
20,000,000	Series 2021-SFR2-E2	2.65%(a)	04/19/2038	19,255,190
62,271,000	Series 2021-SFR2-F	3.40%(a)	04/19/2038	60,484,881
7,000,000	Series 2021-SFR5-E1	2.21%(a)	07/17/2038	6,643,045
25,000,000	Series 2021-SFR8-E1	2.38%(a)	10/17/2038	23,656,270
23,900,000	Series 2021-SFR8-E2	2.53%(a)	10/17/2038	22,624,359
19,900,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	18,686,558
	PRPM LLC
5,953,109	Series 2020-4-A2	8.19%(a)(d)(h)	10/25/2025	5,959,064
147,368,650	Series 2021-10-A1	2.49%(a)(d)	10/25/2026	147,540,010
73,037,698	Series 2021-11-A1	2.49%(a)(d)	11/25/2026	72,630,878
35,573,688	Series 2021-6-A1	4.79%(a)(d)	07/25/2026	35,423,485
32,189,245	Series 2021-7-A1	4.87%(a)(d)	08/25/2026	32,108,672
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	5.26%	09/25/2036	10,478,477
	RALI Trust
13,908,904	Series 2005-QA11-4A1	5.43%(b)	10/25/2035	10,254,395
7,129,234	Series 2005-QA13-2A1	5.38%(b)	12/25/2035	6,247,682
5,419,632	Series 2005-QA3-CB1	4.44%(b)	03/25/2035	2,258,520
163,238	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	0.00%(g)	08/25/2035	181,512
663,565	Series 2005-QS13-1A6	5.50%	09/25/2035	530,875

20	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,376,140	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	5.67%	09/25/2035	1,066,422
5,642,173	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	0.08%(f)(g)	09/25/2035	331,847
4,886,746	Series 2005-QS14-2A1	6.00%	09/25/2035	1,669,822
1,154,601	Series 2005-QS15-2A	6.00%	10/25/2035	993,062
1,256,018	Series 2005-QS15-3A	6.00%	10/25/2035	1,110,851
1,194,176	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%	11/25/2035	964,500
1,193,969	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	0.00%(f)(g)	11/25/2035	49,233
647,436	Series 2005-QS17-A1	6.00%	12/25/2035	556,294
669,926	Series 2005-QS17-A10	6.00%	12/25/2035	575,618
1,876,406	Series 2005-QS17-A11	6.00%	12/25/2035	1,612,256
1,333,690	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	5.82%	12/25/2035	1,093,366
1,333,690	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	0.18%(f)(g)	12/25/2035	75,956
1,073,128	Series 2005-QS17-A6	6.00%	12/25/2035	922,060
458,085	Series 2005-QS5-A3	5.70%	04/25/2035	464,377
543,354	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	4.76%(g)	01/25/2036	593,864
1,748,669	Series 2006-QS10-A1	6.00%	08/25/2036	1,467,660
537,733	Series 2006-QS10-A4	5.75%	08/25/2036	445,274
3,869,651	Series 2006-QS11-1A1	6.50%	08/25/2036	3,158,223
1,023,764	Series 2006-QS12-1A1	6.50%	09/25/2036	460,250
1,607,749	Series 2006-QS12-2A18	5.75%	09/25/2036	1,253,418
2,474,918	Series 2006-QS14-A18	6.25%	11/25/2036	2,051,226
1,107,325	Series 2006-QS15-A1	6.50%	10/25/2036	961,871
469,159	Series 2006-QS16-A10	6.00%	11/25/2036	373,167
1,668,256	Series 2006-QS16-A11	6.00%	11/25/2036	1,327,094
1,329,758	Series 2006-QS16-A7	6.00%	11/25/2036	1,057,682
526,242	Series 2006-QS16-A8	6.00%	11/25/2036	418,570
208,244	Series 2006-QS16-A9	6.00%	11/25/2036	165,636
954,435	Series 2006-QS17-A4	6.00%	12/25/2036	792,142
5,302,427	Series 2006-QS17-A5	6.00%	12/25/2036	4,400,799
3,693,924	Series 2006-QS3-1A11	6.00%	03/25/2036	3,317,174
923,574	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00%(g)	04/25/2036	791,522
3,652,939	Series 2006-QS4-A9	6.00%	04/25/2036	2,971,442
2,171,220	Series 2006-QS5-A3	6.00%	05/25/2036	1,808,740
6,471,053	Series 2006-QS5-A4	6.00%	05/25/2036	5,390,725
1,134,311	Series 2006-QS6-1A16	6.00%	06/25/2036	895,635
1,645,638	Series 2006-QS6-1A2	6.00%	06/25/2036	1,299,372
3,151,588	Series 2006-QS8-A1	6.00%	08/25/2036	2,645,387
5,465,313	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	0.58%(f)(g)	08/25/2036	484,939
1,993,609	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	0.33%(f)(g)	07/25/2036	135,112
19,023,834	Series 2007-QA5-1A1	6.29%(b)	09/25/2037	12,344,286
24,164,036	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.43%	06/25/2037	10,069,405
9,365,281	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.57%	08/25/2037	8,498,860
6,926,461	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	0.48%(f)(g)	01/25/2037	505,662
697,222	Series 2007-QS1-1A4	6.00%	01/25/2037	567,049
1,657,313	Series 2007-QS1-2A10	6.00%	01/25/2037	1,296,767
20,289,514	Series 2007-QS10-A1	6.50%	09/25/2037	16,867,722
2,153,586	Series 2007-QS11-A1	7.00%	10/25/2037	1,720,166
2,225,189	Series 2007-QS2-A6	6.25%	01/25/2037	1,872,456
11,615,459	Series 2007-QS3-A1	6.50%	02/25/2037	9,747,631
1,852,157	Series 2007-QS3-A4	6.25%	02/25/2037	1,529,364
3,017,627	Series 2007-QS4-3A3	6.00%	03/25/2037	2,595,411
1,245,050	Series 2007-QS5-A1	5.50%	03/25/2037	1,017,511
513,634	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	5.27%	03/25/2037	379,480
1,705,896	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	1.73%(f)(g)	03/25/2037	257,285

Principal Amount $	Security Description	Rate	Maturity	Value $
1,393,015	Series 2007-QS6-A102	5.75%	04/25/2037	1,135,327
447,895	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	13.59%(g)	04/25/2037	642,458
1,994,689	Series 2007-QS6-A45	5.75%	04/25/2037	1,625,699
3,178,917	Series 2007-QS6-A6	6.25%	04/25/2037	2,676,269
219,558	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	14.42%(g)	04/25/2037	322,459
5,297,290	Series 2007-QS7-2A1	6.75%	06/25/2037	2,233,564
11,951,503	Series 2007-QS9-A33	6.50%	07/25/2037	9,860,535
	RAMP Trust
1,381,471	Series 2004-RS7-A3	6.23%(b)	07/25/2034	1,261,508
5,472,458	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.57%	03/25/2036	5,406,468
11,724,539	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	5.57%	05/25/2036	9,979,835
12,235,253	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	11/25/2036	10,123,102
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.77%	05/25/2035	3,968,089
4,780,158	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	5.37%	01/25/2037	4,743,614
	RBSGC Mortgage Pass Through Certificates
10,884,429	Series 2008-B-A1	6.00%(a)	06/25/2037	9,459,641
	RBSSP Resecuritization Trust
518,668	Series 2009-12-17A2	6.21%(a)(b)	10/25/2035	519,821
12,621,533	Series 2009-12-20A2	4.52%(a)(b)	12/25/2035	11,098,124
2,896,299	Series 2010-4-7A2	6.00%(a)	07/26/2037	1,480,915
	Regional Management Issuance Trust
64,739,345	Series 2017-RPL2-CERT	0.00%(a)(b)	02/25/2056	50,020,485
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75%(d)	05/25/2036	2,441,580
8,192,822	Series 2007-1-AF1	5.74%(d)	04/25/2037	2,185,068
5,779,950	Series 2007-1-AF1Z	5.35%(d)	04/25/2037	1,457,496
3,486,895	Series 2007-1-AF2	5.51%(d)	04/25/2037	893,357
5,072,268	Series 2007-1-AF3	5.61%(d)	04/25/2037	1,322,674
8,232,817	Series 2007-1-AF5	5.91%(d)	04/25/2037	2,258,682
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25%(d)	08/25/2036	849,678
17,385,181	Series 2006-3-AF3	5.59%(d)	11/25/2036	5,797,537
18,049,871	Series 2006-3-AF4	5.81%(d)	11/25/2036	6,260,657
2,933,947	Series 2006-3-AF5	6.12%(d)	11/25/2036	1,071,388
10,257,172	Series 2006-4-AF4	5.47%(d)	01/25/2037	3,374,314
20,198,460	Series 2006-4-AF5	5.69%(d)	01/25/2037	6,906,409
2,781,357	Series 2007-1-AF4	5.76%(d)	04/25/2037	744,219
17,696,892	Series 2007-2-AF2Pool 2007-2	5.68%(d)	06/25/2037	4,449,450
22,755,581	Series 2007-2-AF5	6.20%(d)	06/25/2037	6,364,229
	Residential Asset Securitization Trust
4,379,369	Series 2005-A11-2A4	6.00%	10/25/2035	1,930,561
1,134,907	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.03%(f)(g)	11/25/2035	108,602
1,409,936	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%	11/25/2035	677,211
1,465,077	Series 2005-A15-1A7	6.00%	02/25/2036	1,418,745
6,927,749	Series 2005-A15-5A3	5.75%	02/25/2036	2,524,825
7,093,234	Series 2005-A16-A1	5.00%	02/25/2036	2,782,346
2,666,206	Series 2005-A8CB-A11	6.00%	07/25/2035	1,671,889
2,698,790	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	0.03%(f)(g)	07/25/2035	199,497
640,498	Series 2006-A1-1A3	6.00%	04/25/2036	281,147
10,255,320	Series 2006-A1-3A2	6.00%	04/25/2036	4,759,625
4,929,117	Series 2006-A10-A5	6.50%	09/25/2036	1,757,368
6,998,759	Series 2006-A12-A1	6.25%	11/25/2036	2,643,296
7,200,781	Series 2006-A13-A1	6.25%	12/25/2036	2,512,891
14,037,495	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	12/25/2036	2,966,827

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	21

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
30,978,647	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	1.58%(f)(g)	12/25/2036	4,333,101
5,465,091	Series 2006-A2-A11	6.00%	01/25/2046	2,161,715
3,783,868	Series 2006-A2-A4	6.00%	01/25/2046	1,497,136
3,144,754	Series 2006-A2-A9	6.00%	01/25/2046	1,244,263
2,250,431	Series 2006-A8-1A1	6.00%	08/25/2036	1,382,264
4,474,653	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	8.52%(g)	01/25/2046	4,511,674
19,392,166	Series 2007-A2-1A2	6.00%	04/25/2037	10,301,466
712,541	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	8.29%(g)	04/25/2037	962,973
22,912,882	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.13%(f)(g)	05/25/2037	1,732,954
5,885,661	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	5.37%	05/25/2037	755,430
4,008,932	Series 2007-A5-2A3	6.00%	05/25/2037	2,146,674
1,756,910	Series 2007-A5-2A5	6.00%	05/25/2037	940,778
7,408,881	Series 2007-A6-1A2	6.00%	06/25/2037	3,927,303
7,756,748	Series 2007-A7-A1	6.00%	07/25/2037	2,950,661
34,119,161	Series 2007-A7-A2	6.00%	07/25/2037	12,978,902
15,117,480	Series 2007-A7-A6	6.00%	07/25/2037	5,750,677
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57%(a)(b)	05/25/2060	5,809,156
	RFMSI Trust
3,429,925	Series 2006-S10-1A1	6.00%	10/25/2036	2,709,701
1,033,672	Series 2006-S5-A12	6.00%	06/25/2036	882,050
70,770	Series 2006-S5-A15	6.00%	06/25/2036	60,389
2,164,896	Series 2006-S9-A1	6.25%	09/25/2036	1,809,581
2,319,896	Series 2007-S1-A7	6.00%	01/25/2037	1,771,396
1,315,441	Series 2007-S2-A1	6.00%	02/25/2037	989,970
1,481,989	Series 2007-S2-A4	6.00%	02/25/2037	1,115,311
2,766,705	Series 2007-S2-A5	6.00%	02/25/2037	2,082,158
1,401,175	Series 2007-S3-1A4	6.00%	03/25/2037	1,030,711
1,335,283	Series 2007-S4-A1	6.00%	04/25/2037	1,049,303
747,798	Series 2007-S4-A2	6.00%	04/25/2037	587,639
9,758,745	Series 2007-S5-A1	6.00%	05/25/2037	8,155,282
2,828,123	Series 2007-S5-A8	6.00%	05/25/2037	2,364,006
1,142,417	Series 2007-S6-2A4	6.00%	06/25/2037	895,317
7,664,495	Series 2007-S7-A20	6.00%	07/25/2037	6,200,062
3,870,761	Series 2007-S8-1A1	6.00%	09/25/2037	2,650,136
184,575	Series 2007-SA1-4A	4.55%(b)	02/25/2037	164,602
2,555,489	Series 2007-SA2-2A1	5.44%(b)	04/25/2037	2,197,636
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25%(a)(b)	11/25/2059	56,021,475
16,345,550	Series 2020-RPL1-M2	3.50%(a)(b)	11/25/2059	14,481,507
	Securitized Asset Backed Receivables LLC
3,433,228	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	09/25/2036	1,201,952
5,139,728	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	04/25/2037	3,424,964
5,023,282	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.41%	04/25/2037	3,347,118
14,024,860	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	5.37%	05/25/2037	8,633,537
	Securitized Mortgage Asset Loan Trust
175,903,008	Series 2015-1-PC	2.84%(a)(b)	02/25/2054	151,253,086
	Sequoia Mortgage Trust
39,360	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	5.78%	07/20/2033	38,897
	SG Mortgage Securities Trust
2,700,838	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	02/25/2036	2,630,646
2,409,333	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	02/25/2036	1,221,854

Principal Amount $	Security Description	Rate	Maturity	Value $
	Soundview Home Equity Loan Trust
11,270,699	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	5.32%	01/25/2037	10,781,137
3,132,759	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	5.12%	06/25/2037	2,115,929
5,487,666	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	5.14%	08/25/2037	4,745,640
17,678,507	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.97%	09/25/2037	12,574,510
41,580,029	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.15%	02/25/2037	33,812,846
	Specialty Underwriting & Residential Finance
3,695,025	Series 2006-BC2-A2B	3.98%(d)	02/25/2037	1,287,496
12,600,797	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.47%	03/25/2037	6,989,522
	Spruce Hill Mortgage Loan Trust
8,131,910	Series 2020-SH1-M1	3.22%(a)(b)	01/28/2050	8,035,028
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52%(a)(b)	05/25/2065	4,894,490
5,000,000	Series 2021-2-B1	2.75%(a)(b)	05/25/2065	4,018,357
7,110,000	Series 2021-2-B2	3.00%(a)(b)	05/25/2065	5,014,384
9,103,000	Series 2021-5-M1	3.25%(a)(b)	09/25/2066	6,765,465
	Structured Adjustable Rate Mortgage Loan Trust
1,071,291	Series 2005-22-4A1	5.33%(b)	12/25/2035	993,947
7,323,154	Series 2006-1-8A1	5.23%(b)	02/25/2036	3,897,418
2,147,957	Series 2006-12-2A1	4.54%(b)	01/25/2037	1,580,757
852,355	Series 2006-8-4A4	5.19%(b)	09/25/2036	757,753
6,156,457	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.57%	08/25/2037	5,488,239
	Structured Asset Investment Loan Trust
65,511,016	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	06/25/2036	41,187,725
7,663,161	Series 2006-4-A1 (1 mo. Term SOFR + 0.29%, 0.17% Floor)	5.14%	07/25/2036	4,505,727
20,800,000	Series 2006-4-A5 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.28%	07/25/2036	7,365,292
	Structured Asset Mortgage Investments, Inc.
7,893,248	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	5.37%	05/25/2036	6,342,213
	Structured Asset Securities Corp.
499,015	Series 2003-24A-1A3	6.41%(b)	07/25/2033	487,223
8,407,411	Series 2005-5-3A1	6.00%	04/25/2035	4,495,182
62,553,690	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	12/25/2036	36,892,846
8,279,167	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	5.31%	12/25/2036	8,050,090
42,631,291	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.28%(a)(f)(g)	03/28/2045	2,992,401
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	11/25/2037	15,917,527
12,115,375	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%(a)	01/25/2037	7,622,713
13,871,826	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%(a)	03/25/2037	11,194,034
	Suntrust Adjustable Rate Mortgage Loan Trust
3,361,867	Series 2007-2-1A1	6.05%(b)	04/25/2037	1,283,557
993,610	Series 2007-3-1A1	6.76%(b)	06/25/2037	506,080
	Suntrust Alternative Loan Trust
182,497	Series 2005-1F-2A3	5.75%	12/25/2035	168,824
454,772	Series 2006-1F-1A3	6.00%	04/25/2036	169,723

22	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Terwin Mortgage Trust
10,544,714	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%(a)	08/25/2037	4,637,044
	Thornburg Mortgage Securities Trust
96,743	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	5.97%	12/25/2033	92,501
2,361,988	Series 2004-4-5A	3.05%(b)	12/25/2044	2,110,482
4,059,878	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.84%	03/25/2037	3,507,278
1,218,129	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.84%	03/25/2037	922,557
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-E	3.40%(a)	03/17/2038	4,862,249
8,900,000	Series 2020-SFR1-D	2.55%(a)	07/17/2038	8,546,428
1,600,000	Series 2020-SFR1-E	3.54%(a)	07/17/2038	1,560,522
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24%(a)	07/17/2038	15,270,106
13,250,000	Series 2021-SFR1-C	2.34%(a)	07/17/2038	12,635,908
5,250,000	Series 2021-SFR1-D	2.59%(a)	07/17/2038	5,011,826
10,000,000	Series 2021-SFR1-E2	2.89%(a)	07/17/2038	9,453,666
11,300,000	Series 2021-SFR1-F	3.69%(a)	07/17/2038	10,667,092
	VCAT Asset Securitization LLC
173,913	Series 2021-NPL3-A1	4.74%(a)(d)	05/25/2051	172,240
3,208,202	Series 2021-NPL4-A1	4.87%(a)(d)	08/25/2051	3,174,793
13,829,111	Series 2021-NPL5-A1	4.87%(a)(d)	08/25/2051	13,677,648
11,305,873	Series 2021-NPL6-A1	4.92%(a)(d)	09/25/2051	11,202,432
	Velocity Commercial Capital Loan Trust
4,244,597	Series 2017-2-AFX	3.07%(a)(b)	11/25/2047	4,125,151
7,239,735	Series 2018-2-A	4.05%(a)(b)	10/26/2048	7,040,965
19,210,859	Series 2019-1-A	3.76%(a)(b)	03/25/2049	18,362,845
2,261,053	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	1,952,438
6,315,950	Series 2019-2-A	3.13%(a)(b)	07/25/2049	5,988,133
2,389,270	Series 2019-2-M1	3.26%(a)(b)	07/25/2049	2,154,050
1,878,090	Series 2020-1-M4	3.54%(a)(b)	02/25/2050	1,572,137
	Vericrest Opportunity Loan Transferee
10,839,657	Series 2021-CF1-A1	4.99%(a)(d)	08/25/2051	10,770,555
10,265,022	Series 2021-CF2-A1	2.49%(a)(d)	11/27/2051	10,190,677
7,196,556	Series 2021-NPL1-A1	4.89%(a)(d)	02/27/2051	7,162,337
2,945,644	Series 2021-NPL2-A1	4.89%(a)(d)	02/27/2051	2,932,453
27,454,859	Series 2021-NPL3-A1	5.24%(a)(d)	02/27/2051	27,494,858
3,426,213	Series 2021-NPL5-A1	5.12%(a)(d)	03/27/2051	3,414,814
13,110,337	Series 2021-NPL6-A1	5.24%(a)(d)	04/25/2051	13,122,762
1,176,521	Series 2021-NPL9-A1	4.99%(a)(d)	05/25/2051	1,166,377
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40%(a)(b)	06/25/2066	4,647,701
4,588,000	Series 2021-4-B1	3.05%(a)(b)	07/25/2066	3,400,093
2,300,000	Series 2021-4-B2	3.81%(a)(b)	07/25/2066	1,711,355
2,500,000	Series 2021-4-M1	2.20%(a)(b)	07/25/2066	1,832,533
6,651,000	Series 2021-5-B1	3.04%(a)(b)	09/25/2066	4,820,571
9,255,000	Series 2021-5-M1	2.33%(a)(b)	09/25/2066	6,797,065
	Voyager OPTONE Delaware Trust
5,813,922	Series 2009-1-SAC3	20.14%(a)(b)	02/25/2038	4,410,050
	WAMU Asset-Backed Certificates
7,334,492	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	5.19%	01/25/2037	3,428,111
13,287,415	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	5.14%	07/25/2047	9,802,576
	WaMu Mortgage Pass Through Certificates
4,624,302	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	6.02%	12/25/2045	3,972,699
5,040,756	Series 2006-AR10-1A1	4.92%(b)	09/25/2036	4,276,987
5,014,473	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.96%	11/25/2046	4,202,564
3,225,226	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	6.10%	06/25/2046	2,929,850
425,770	Series 2006-AR6-2A3	5.37%(b)	08/25/2036	376,738
4,353,662	Series 2007-HY3-4A1	5.19%(b)	03/25/2037	4,015,593

Principal Amount $	Security Description	Rate	Maturity	Value $
6,908,059	Series 2007-HY5-1A1	4.28%(b)	05/25/2037	5,983,304
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,449,707	Series 2005-1-2A	6.00%	03/25/2035	2,961,947
857,317	Series 2005-4-5A1	5.50%	06/25/2035	732,846
346,530	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	0.00%(g)	07/25/2035	399,504
1,122,150	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	5.57%	07/25/2035	960,893
277,892	Series 2005-6-2A7	5.50%	08/25/2035	243,229
3,220,054	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	6.00%	08/25/2035	3,058,137
292,732	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	0.00%(g)	08/25/2035	314,377
2,112,642	Series 2005-7-3CB	6.50%	08/25/2035	1,782,606
4,516,237	Series 2005-8-1A2	5.50%	10/25/2035	4,151,857
4,617,918	Series 2005-9-2A2	5.50%	11/25/2035	4,149,242
1,000,762	Series 2005-9-CX	5.50%(f)	11/25/2035	172,637
4,089,590	Series 2006-1-2CB1	7.00%	02/25/2036	3,011,524
1,443,514	Series 2006-1-3A1	5.75%	02/25/2036	1,351,265
729,529	Series 2006-1-3A2	5.75%	02/25/2036	680,219
620,037	Series 2006-1-3A7	5.75%	02/25/2036	578,430
1,869,361	Series 2006-3-3CB4	6.00%	04/25/2036	1,610,890
1,031,516	Series 2006-5-1A8	5.75%	07/25/2036	795,320
2,369,747	Series 2006-5-2CB1	6.00%	07/25/2036	1,721,027
4,304,459	Series 2006-5-2CB6	6.00%	07/25/2036	3,126,110
12,809,641	Series 2006-5-3A3	6.72%(d)	07/25/2036	3,012,558
5,338,089	Series 2006-5-3A5	6.95%(d)	07/25/2036	1,254,426
7,487,242	Series 2006-8-A4	4.13%(d)	10/25/2036	2,607,222
2,820,002	Series 2006-9-A7	4.21%(d)	10/25/2036	892,901
3,567,536	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%	12/25/2036	1,749,286
4,782,094	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	6.07%	06/25/2046	3,430,123
4,454,535	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	6.11%	06/25/2046	3,574,581
6,698,715	Series 2007-2-1A6	6.00%	04/25/2037	5,509,234
2,779,869	Series 2007-3-A3	6.00%	04/25/2037	2,459,593
2,133,317	Series 2007-4-1A1	5.50%	06/25/2037	2,059,934
152,042	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	9.66%(g)	06/25/2037	185,396
3,801,050	Series 2007-5-A6	6.00%	06/25/2037	3,471,905
5,189,080	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	01/25/2047	4,577,376
	Washington Mutual Asset-Backed Certificates
1,055,931	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	05/25/2036	832,457
18,989,378	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	5.41%	02/25/2037	6,078,257
	Wells Fargo Alternative Loan Trust
444,144	Series 2007-PA1-A10	6.00%	03/25/2037	405,353
1,950,139	Series 2007-PA1-A3	6.00%	03/25/2037	1,779,817
1,681,446	Series 2007-PA1-A5	6.00%	03/25/2037	1,534,592
2,755,806	Series 2007-PA1-A6	6.00%	03/25/2037	2,515,119
11,078,572	Series 2007-PA2-1A1	6.00%	06/25/2037	9,985,863
1,683,002	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	5.32%	06/25/2037	1,132,069
2,479,323	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	1.68%(f)(g)	06/25/2037	226,548
226,464	Series 2007-PA3-1A4	5.75%	07/25/2037	195,125
3,828,461	Series 2007-PA3-2A1	6.00%	07/25/2037	3,432,560
1,521,072	Series 2007-PA3-2A4	6.00%	07/25/2037	1,363,778
2,548,966	Series 2007-PA3-3A1	6.25%	07/25/2037	2,244,853
20,700,477	Series 2007-PA5-1A1	6.25%	11/25/2037	18,354,830
3,670,021	Series 2007-PA6-A1	6.40%(b)	12/28/2037	3,358,973
	Wells Fargo Mortgage Backed Securities Trust
1,286,484	Series 2006-AR12-1A1	7.61%(b)	09/25/2036	1,173,598
576,019	Series 2006-AR13-A2	7.45%(b)	09/25/2036	560,375
686,432	Series 2006-AR4-2A1	6.17%(b)	04/25/2036	671,099

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	23

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,013,906	Series 2007-7-A1	6.00%	06/25/2037	928,344
70,515	Series 2007-7-A32	5.75%	06/25/2037	63,913
2,283,243	Series 2007-7-A34	6.00%	06/25/2037	2,090,563
618,413	Series 2007-7-A36	6.00%	06/25/2037	566,207
210,313	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	5.47%	06/25/2037	180,181
574,570	Series 2007-7-A49	6.00%	06/25/2037	526,082
243,242	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	5.47%	06/25/2037	208,393
109,731	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	9.18%(g)	06/25/2037	126,489
10,248,139	Series 2007-AR9-A1	6.15%(b)	12/28/2037	9,276,664
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,253,286,088)			7,422,891,126

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 50.3%
	Fannie Mae Whole Loan
4,489,055	Series 2003-W17-1A7	5.75%	08/25/2033	4,574,198
1,334,423	Series 2004-W10-A6	5.75%	08/25/2034	1,382,434
	Federal Home Loan Mortgage Corp.
1,763,938	Pool C03490	4.50%	08/01/2040	1,786,755
11,198,523	Pool C91388	3.50%	02/01/2032	11,016,971
5,838,927	Pool C91403	3.50%	03/01/2032	5,744,459
5,838,384	Pool C91413	3.50%	12/01/2031	5,742,618
3,014,953	Pool C91417	3.50%	01/01/2032	2,965,496
12,116,658	Pool C91447	3.50%	05/01/2032	11,921,704
4,776,092	Pool C91596	3.00%	02/01/2033	4,615,490
2,219,848	Pool D98901	3.50%	01/01/2032	2,183,819
4,801,551	Pool D98923	3.50%	01/01/2032	4,723,458
6,037,941	Pool D99724	3.00%	11/01/2032	5,834,857
5,582,647	Pool G01840	5.00%	07/01/2035	5,732,977
1,184,061	Pool G04817	5.00%	09/01/2038	1,221,565
4,741,235	Pool G07801	4.00%	10/01/2044	4,650,407
10,210,083	Pool G07862	4.00%	01/01/2044	10,053,628
11,399,352	Pool G07905	4.00%	01/01/2042	11,288,136
22,721,466	Pool G08534	3.00%	06/01/2043	21,105,230
7,333,451	Pool G08537	3.00%	07/01/2043	6,811,798
13,296,485	Pool G08614	3.00%	11/01/2044	12,317,290
15,807,590	Pool G08619	3.00%	12/01/2044	14,633,613
20,203,204	Pool G08622	3.00%	01/01/2045	18,628,614
16,696,774	Pool G08653	3.00%	07/01/2045	15,432,427
9,702,002	Pool G08658	3.00%	08/01/2045	8,967,316
10,963,830	Pool G08670	3.00%	10/01/2045	10,124,486
128,839,050	Pool G08675	3.00%	11/01/2045	119,029,127
53,490,487	Pool G08680	3.00%	12/01/2045	49,351,244
22,293,903	Pool G08686	3.00%	01/01/2046	20,570,816
49,939,030	Pool G08692	3.00%	02/01/2046	46,079,183
15,797,037	Pool G08705	3.00%	05/01/2046	14,543,433
18,305,682	Pool G08715	3.00%	08/01/2046	16,772,312
960,511	Pool G08800	3.50%	02/01/2048	907,772
8,612,222	Pool G16072	3.00%	02/01/2032	8,387,522
22,150,011	Pool G60251	3.50%	10/01/2045	20,961,312
56,261,249	Pool G60393	3.50%	01/01/2046	53,625,478
5,697,361	Pool J22834	2.50%	03/01/2028	5,561,892
20,032,963	Pool Q13637	3.00%	11/01/2042	18,612,413
19,979,063	Pool Q13638	3.00%	11/01/2042	18,558,177
33,957,207	Pool Q16672	3.00%	03/01/2043	31,541,887
2,304,236	Pool Q23595	4.00%	12/01/2043	2,275,764
2,617,278	Pool Q24052	4.00%	01/01/2044	2,584,939
2,084,118	Pool Q24172	4.00%	01/01/2044	2,058,364
2,332,324	Pool Q24979	4.00%	02/01/2044	2,300,485
8,798,098	Pool Q31596	3.50%	02/01/2045	8,344,104
3,857,238	Pool Q32861	3.50%	04/01/2045	3,650,234
9,544,141	Pool Q32921	3.50%	04/01/2045	9,027,986
10,448,345	Pool Q39502	3.50%	03/01/2046	9,954,378
22,626,230	Pool Q44073	3.00%	09/01/2046	20,793,129
9,734,965	Pool QE2022	3.00%	05/01/2052	8,799,498
24,543,547	Pool QH2160	6.00%	10/01/2053	25,766,347
14,652,073	Pool QU7965	2.00%	09/01/2051	11,878,596
13,892,202	Pool QU7970	2.00%	09/01/2051	11,262,442
15,022,234	Pool RA2853	2.50%	06/01/2050	13,107,165
46,931,689	Pool RA3515	2.50%	09/01/2050	40,767,125
19,626,151	Pool RA4218	2.50%	12/01/2050	17,269,832
14,835,462	Pool RA4968	2.50%	04/01/2046	13,172,082
55,478,585	Pool RA5267	3.00%	05/01/2051	50,271,203
8,288,423	Pool RA7554	4.00%	06/01/2052	7,975,191

Principal Amount $	Security Description	Rate	Maturity	Value $
86,460,710	Pool RA7939	5.00%	09/01/2052	86,635,345
70,128,631	Pool RB5089	1.50%	12/01/2040	59,197,911
7,491,746	Pool RB5106	2.50%	03/01/2041	6,774,359
80,348,088	Pool RB5110	1.50%	05/01/2041	67,555,292
16,791,695	Pool RJ1071	6.00%	03/01/2054	17,387,321
30,411,134	Pool SD0699	2.00%	11/01/2050	25,773,383
42,597,632	Pool SD0715	2.00%	09/01/2051	36,277,915
61,040,317	Pool SD2120	3.00%	10/01/2051	55,508,133
36,018,810	Pool SD2386	3.50%	06/01/2052	33,792,761
55,882,194	Pool SD2692	4.50%	04/01/2053	55,024,164
22,497,306	Pool SD2759	5.50%	05/01/2053	22,966,526
27,175,289	Pool SD2839	3.00%	08/01/2052	24,564,632
16,697,079	Pool SD2971	2.50%	03/01/2052	14,650,122
29,431,115	Pool SD3011	3.00%	05/01/2052	26,687,417
13,963,684	Pool SD3033	5.50%	05/01/2053	14,545,538
66,101,675	Pool SD3093	2.50%	03/01/2052	57,953,718
52,575,132	Pool SD3454	5.50%	08/01/2053	53,650,637
55,580,813	Pool SD4372	6.00%	11/01/2053	58,269,117
40,577,246	Pool SD4701	6.00%	02/01/2054	41,985,498
12,832,039	Pool SD4756	6.00%	02/01/2054	13,381,739
28,928,998	Pool SD4794	6.50%	01/01/2054	30,709,118
43,622,605	Pool SD4887	6.00%	02/01/2054	45,238,949
25,243,121	Pool SD4888	6.00%	02/01/2054	26,168,503
48,066,213	Pool SD4965	5.50%	02/01/2054	49,400,856
15,932,756	Pool SD5141	6.00%	04/01/2054	16,355,320
59,779,441	Pool SD5335	6.00%	04/01/2054	62,753,097
16,843,898	Pool SD5366	6.00%	04/01/2054	17,467,359
31,657,478	Pool SD5603	5.50%	06/01/2054	32,503,490
11,897,240	Pool SD5617	6.00%	06/01/2054	12,365,010
55,727,379	Pool SD5814	6.00%	07/01/2054	57,858,033
24,563,429	Pool SD5968	6.00%	07/01/2054	25,401,763
51,879,597	Pool SD6351	6.00%	08/01/2054	54,337,043
184,977,191	Pool SD7534	2.50%	02/01/2051	163,199,336
15,220,517	Pool SD7535	2.50%	02/01/2051	13,371,028
22,712,481	Pool SD7564	5.00%	06/01/2053	23,053,316
20,964,224	Pool SD7565	5.50%	09/01/2053	21,508,136
59,383,711	Pool SD7568	5.50%	02/01/2054	61,098,482
89,754,884	Pool SD7569	6.00%	04/01/2054	93,221,944
78,710,595	Pool SD8152	3.00%	06/01/2051	71,484,202
2,992,076	Pool SD8168	3.00%	09/01/2051	2,703,162
8,166,856	Pool SD8169	3.50%	09/01/2051	7,635,321
38,912,390	Pool SE9043	2.00%	09/01/2051	31,549,070
939,514	Pool T60392	4.00%	10/01/2041	913,689
1,301,700	Pool T60681	4.00%	05/01/2042	1,270,820
5,289,353	Pool T60782	3.50%	07/01/2042	5,016,463
6,020,449	Pool T60853	3.50%	09/01/2042	5,709,852
6,021,926	Pool T60854	3.50%	09/01/2042	5,711,264
993,523	Pool T65110	3.50%	10/01/2042	942,279
6,706,664	Pool T65492	3.00%	06/01/2048	6,001,384
534,514	Pool T69016	5.00%	06/01/2041	534,304
10,114,737	Pool T69050	3.50%	05/01/2046	9,593,637
130,217	Pool U60299	4.00%	11/01/2040	128,978
137,613,857	Pool U69911	4.00%	04/01/2045	136,304,967
43,099,511	Pool U69913	3.50%	06/01/2043	41,090,144
1,207,431	Pool U99125	3.00%	01/01/2043	1,129,205
46,178,736	Pool V81821	3.00%	08/01/2045	42,710,733
13,234,744	Pool V82117	3.00%	12/01/2045	12,227,038
6,361,031	Pool V82248	3.50%	03/01/2046	6,011,847
10,500,000	Pool WN1221	4.80%	12/01/2029	10,735,491
19,180,000	Pool WN1240	4.40%	12/01/2029	19,291,218
40,000,000	Pool WN2184	2.50%	04/01/2032	35,745,580
23,230,000	Pool WN2311	4.80%	01/01/2030	23,760,318
16,361,000	Pool WN2312	4.60%	01/01/2030	16,674,215
45,015,000	Pool WN2358	4.30%	01/01/2030	45,255,914
21,615,000	Pool WN2396	4.79%	03/01/2030	22,102,597
15,225,000	Pool WN2423	4.19%	06/01/2030	15,263,009
13,881,000	Pool WN2579	4.85%	03/01/2029	14,029,030
73,202,484	Pool Z40117	3.00%	04/01/2045	67,924,178
64,528,383	Pool Z40206	3.50%	02/01/2047	60,991,881
81,124,380	Pool Z40256	3.00%	12/01/2046	75,135,603
20,737,063	Pool Z40264	4.00%	11/01/2040	20,534,836
115,395,721	Pool Z40265	3.50%	08/01/2047	108,698,077
11,900,593	Pool ZS4706	3.00%	03/01/2047	10,922,753
6,150,503	Pool ZS4750	3.00%	01/01/2048	5,639,951
11,083,062	Pool ZS4778	4.00%	07/01/2048	10,784,556
9,011,368	Pool ZS4790	4.00%	09/01/2048	8,768,645
13,563,160	Pool ZT1827	3.00%	07/01/2047	12,449,582
301,624	Series 2519-ZD	5.50%	11/15/2032	310,306
176,899	Series 2596-ZL	5.00%	04/15/2033	181,147
10,800,921	Series 267-30	3.00%	08/15/2042	10,058,283
122,647	Series 2684-ZN	4.00%	10/15/2033	119,972
7,596,142	Series 274-30	3.00%	08/15/2042	7,001,265

24	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
703,559	Series 2750-ZT	5.00%	02/15/2034	721,687
30,882,153	Series 280-30	3.00%	09/15/2042	28,774,631
2,239,321	Series 2825-PZ	5.50%	07/15/2034	2,345,231
5,703,382	Series 284-300	3.00%	10/15/2042	5,368,114
1,315,569	Series 2898-JZ	5.00%	12/15/2034	1,349,917
3,365,476	Series 2899-AZ	5.00%	12/15/2034	3,459,769
1,760,173	Series 2909-Z	5.00%	12/15/2034	1,810,673
3,713,896	Series 2932-Z	5.00%	02/15/2035	3,829,872
1,398,540	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.04%(f)(g)	07/15/2035	121,785
878,465	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.64%(f)(g)	09/15/2035	76,657
308,274	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	1.27%(f)(g)	10/15/2035	31,491
2,354,311	Series 3116-Z	5.50%	02/15/2036	2,465,107
365,385	Series 3117-ZN	4.50%	02/15/2036	358,231
1,147,471	Series 3174-PZ	5.00%	01/15/2036	1,185,630
288,073	Series 3187-JZ	5.00%	07/15/2036	297,802
820,478	Series 3188-ZK	5.00%	07/15/2036	845,804
1,259,922	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.04%(f)(g)	08/15/2036	127,422
1,657,539	Series 3203-Z	5.00%	07/15/2036	1,707,551
4,658,422	Series 326-300Pool S0-7094	3.00%	03/15/2044	4,338,327
9,839,617	Series 326-F2Pool S0-7108 (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	6.01%	03/15/2044	9,803,646
1,681,694	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	0.97%(f)(g)	01/15/2037	176,537
1,314,386	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	0.62%(f)(g)	02/15/2037	132,809
347,503	Series 3315-HZ	6.00%	05/15/2037	370,529
1,111,287	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.19%(f)(g)	06/15/2037	110,806
300,110	Series 3351-ZC	5.50%	07/15/2037	311,217
3,856,530	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.59%(f)(g)	08/15/2037	394,079
183,880	Series 3369-Z	6.00%	09/15/2037	193,204
507,496	Series 3405-ZG	5.50%	01/15/2038	536,289
181,042	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	0.72%(f)(g)	02/15/2038	15,306
702,810	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.19%(f)(g)	03/15/2038	53,203
115,409	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.19%(f)(g)	03/15/2038	8,532
151,374	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	0.57%(f)(g)	02/15/2037	11,657
145,738	Series 3455-SC (-1 x 30 day avg SOFR US + 5.95%, 0.00% Floor, 6.06% Cap)	0.60%(f)(g)	06/15/2038	11,606
64,273	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	0.61%(f)(g)	07/15/2038	5,483
1,376,240	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	0.39%(f)(g)	08/15/2038	105,764
1,895,627	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	0.09%(f)(g)	02/15/2038	149,746
607,902	Series 3524-LB	3.16%(b)	06/15/2038	579,887
61,222	Series 3530-GZ	4.50%(h)	05/15/2039	60,164
1,640,465	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.29%(f)(g)	06/15/2039	205,213
130,486	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.69%(f)(g)	06/15/2039	11,301
54,282	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	0.34%(f)(g)	07/15/2039	4,756
32,245,021	Series 357-200Pool S0-7745	2.00%	09/15/2047	28,324,884
2,144,089	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	1.74%(f)(g)	08/15/2035	266,366

Principal Amount $	Security Description	Rate	Maturity	Value $
780,166	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.54%(f)(g)	10/15/2049	77,111
669,502	Series 3583-GB	4.50%	10/15/2039	676,828
1,052,559	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.89%(f)(g)	03/15/2032	51,312
1,988,233	Series 3626-AZ	5.50%	08/15/2036	2,094,709
2,560,040	Series 3654-ZB	5.50%	11/15/2037	2,693,014
268,011	Series 3667-SBPool 3667 (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	0.99%(f)(g)	05/15/2040	25,626
2,166,188	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.59%(f)(g)	08/15/2032	131,140
1,387,296	Series 3704-EI	5.00%(f)	12/15/2036	167,459
1,120,980	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	0.00%(g)	08/15/2040	1,243,326
1,654,385	Series 3724-CM	5.50%	06/15/2037	1,747,147
5,258,550	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.59%(f)(g)	09/15/2040	575,902
186,682	Series 3741-SC (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	0.00%(g)	10/15/2040	159,291
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	0.00%(g)	11/15/2040	3,972,082
1,445,825	Series 3771-AL	4.00%	12/15/2030	1,449,266
3,597,129	Series 3779-BY	3.50%	12/15/2030	3,554,903
4,167,743	Series 3779-LB	4.00%	12/15/2030	4,177,670
973,223	Series 3779-YA	3.50%	12/15/2030	961,798
3,439,494	Series 3783-AC	4.00%	01/15/2031	3,447,488
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.00%(g)	01/15/2041	2,486,964
2,940,816	Series 3788-AY	3.50%	01/15/2031	2,894,410
454,728	Series 3790-Z	4.00%	01/15/2041	443,605
1,298,411	Series 3803-ZM	4.00%	02/15/2041	1,266,773
12,735,574	Series 3806-CZ	5.50%	07/15/2034	13,319,047
3,469,779	Series 3812-EY	3.50%	02/15/2031	3,414,780
1,357,995	Series 3818-CZ	4.50%	03/15/2041	1,358,666
3,350,433	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(g)	02/15/2041	2,830,274
6,621,589	Series 3843-PZ	5.00%	04/15/2041	6,811,491
3,235,187	Series 3870-PB	4.50%	06/15/2041	3,272,200
4,416,332	Series 3872-BA	4.00%	06/15/2041	4,369,093
2,411,382	Series 3877-EY	4.50%	06/15/2041	2,395,956
845,538	Series 3877-GY	4.50%	06/15/2041	840,089
1,941,611	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	0.51%(f)(g)	07/15/2041	181,637
1,856,190	Series 3910-ZE	5.00%	10/15/2034	1,907,387
3,084,054	Series 3919-KL	4.50%	09/15/2041	3,063,523
10,067,662	Series 3919-ZJ	4.00%	09/15/2041	9,804,955
563,289	Series 3942-JZ	4.00%	10/15/2041	549,026
3,485,851	Series 3944-AZ	4.00%	10/15/2041	3,398,368
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	0.00%(g)	10/15/2041	1,353,233
8,210,585	Series 3969-AB	4.00%	10/15/2033	8,161,197
1,622,444	Series 3982-AZ	3.50%	01/15/2042	1,535,428
2,623,446	Series 3999-EZ	4.00%	02/15/2042	2,557,688
295,397	Series 4050-ND	2.50%	09/15/2041	289,845
37,967,035	Series 4109-GE	4.50%	10/15/2041	38,344,199
3,425,323	Series 4121-AV	3.00%	12/15/2035	3,334,579
9,866,875	Series 4183-ZB	3.00%(h)	03/15/2043	8,153,456
3,514,443	Series 4186-ZJ	3.00%(h)	03/15/2033	3,330,810
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.00%(g)	06/15/2043	29,476,480
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.00%(g)	07/15/2043	13,275,341
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	0.55%(g)	09/15/2043	7,011,897
7,974,775	Series 4341-ZA	3.00%	05/15/2044	7,349,252
18,261,814	Series 4376-GZ	3.00%(h)	08/15/2044	16,521,171
58,058,721	Series 4377-LZ	3.00%(h)	08/15/2044	52,775,476
1,313,716	Series 4379-KA	3.00%	08/15/2044	1,246,548
31,735,860	Series 4384-ZY	3.00%(h)	09/15/2044	28,978,808

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	25

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
160,842,943	Series 4390-NZ	3.00%(h)	09/15/2044	146,044,347
6,023,856	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	0.14%(f)(g)	07/15/2044	389,739
817,413	Series 4438-B	3.00%	10/15/2043	795,985
11,460,467	Series 4441-VZ	3.00%(h)	02/15/2045	9,979,322
33,315,310	Series 4444-CZ	3.00%(h)	02/15/2045	29,587,300
8,279,082	Series 4471-BA	3.00%	12/15/2041	8,147,955
7,199,119	Series 4471-BC	3.00%	12/15/2041	7,085,097
4,815,228	Series 4500-GO	0.00%(k)	08/15/2045	3,910,372
9,072,845	Series 4504-CA	3.00%	04/15/2044	8,808,037
28,852,618	Series 4543-HG	2.70%	04/15/2044	27,768,313
13,191,699	Series 4632-MH	4.00%	11/15/2056	12,560,520
5,229,616	Series 4744-JA	3.00%	09/15/2047	4,866,177
4,933,965	Series 4744-KA	3.00%	08/15/2046	4,817,731
10,531,204	Series 4746-ZN	3.50%	12/15/2047	9,902,145
21,534,000	Series 4759-NL	3.00%	02/15/2048	18,993,666
7,670,136	Series 4776-YP	3.50%	02/15/2048	7,078,650
25,323,014	Series 4778-DZ	4.00%	04/15/2048	24,422,512
5,158,290	Series 4791-IO	3.00%(f)	05/15/2048	746,707
26,887,573	Series 4791-JT	3.00%	05/15/2048	24,439,903
4,217,154	Series 4791-LI	3.00%(f)	05/15/2048	663,600
4,217,154	Series 4791-LO	0.00%(k)	05/15/2048	3,234,367
16,639,646	Series 4791-PO	0.00%(k)	05/15/2048	13,390,634
11,430,596	Series 4792-A	3.00%	05/15/2048	10,389,889
7,344,279	Series 4793-C	3.00%	06/15/2048	6,623,029
6,983,788	Series 4795-AO	0.00%(k)	05/15/2048	5,442,263
5,861,088	Series 4801-OG	0.00%(k)	06/15/2048	4,711,037
23,542,973	Series 4857-J	3.40%	01/15/2049	22,362,234
10,030,430	Series 4901-BD	3.00%	07/25/2049	9,492,684
19,458,855	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	08/25/2048	2,420,010
10,743,208	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(f)(g)	07/25/2050	1,632,330
37,733,468	Series 5007-IP	3.00%(f)	07/25/2050	6,116,482
16,587,716	Series 5010-KI	3.00%(f)	09/25/2050	2,482,187
12,291,130	Series 5023-YI	3.00%(f)	10/25/2050	2,083,446
56,502,343	Series 5040-GI	2.00%(f)	11/25/2050	6,841,547
30,762,924	Series 5050-BN	3.00%	11/25/2050	27,239,751
30,498,283	Series 5053-AI	3.00%(f)	11/25/2050	5,792,685
10,166,094	Series 5053-PI	3.00%(f)	11/25/2050	1,643,295
21,665,364	Series 5059-HI	3.00%(f)	09/25/2050	3,429,378
24,886,375	Series 5059-ID	3.00%(f)	01/25/2051	4,055,588
11,710,788	Series 5060-LT	2.00%	05/25/2050	9,695,127
5,808,975	Series 5062-PA	1.25%	01/25/2051	4,433,392
13,933,714	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%	02/25/2051	11,010,767
29,131,799	Series 5077-CI	3.50%(f)	02/25/2051	5,118,218
12,100,080	Series 5081-MI	2.50%(f)	03/25/2051	1,784,701
37,878,541	Series 5083-IH	2.50%(f)	03/25/2051	5,889,265
11,081,558	Series 5086-IB	3.00%(f)	03/25/2051	1,745,618
14,370,394	Series 5086-IK	3.00%(f)	03/25/2051	2,474,978
7,463,634	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(f)(g)	06/25/2051	74,212
16,755,040	Series 5117-D	2.00%	06/25/2051	14,952,677
17,489,234	Series 5118-PI	3.00%(f)	03/25/2051	2,872,594
102,493,318	Series 5129-GI	3.00%(f)	08/25/2050	17,651,030
64,545,284	Series 5130-IO	3.50%(f)	08/25/2051	14,001,324
32,273,563	Series 5140-AI	3.50%(f)	09/25/2051	6,170,560
11,141,307	Series 5140-B	2.00%	05/25/2040	9,933,730
33,520,934	Series 5140-HI	2.00%(f)	08/25/2046	3,035,652
24,951,738	Series 5142-IP	3.00%(f)	09/25/2051	4,238,424
37,219,401	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	09/25/2051	485,352
16,352,277	Series 5149-CI	3.00%(f)	12/25/2043	2,229,139
20,999,263	Series 5150-AB	2.00%	04/25/2049	17,593,122
41,933,876	Series 5157-EI	3.00%(f)	10/25/2051	5,303,709
13,923,334	Series 5157-P	1.50%	10/25/2051	11,346,188
9,734,338	Series 5159-CD	1.50%	07/25/2041	8,535,969
16,970,603	Series 5159-DI	3.00%(f)	04/25/2048	2,579,179
30,147,563	Series 5159-UI	3.50%(f)	08/25/2050	5,748,073
42,606,305	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.00%(f)(g)	08/25/2050	1,948,663
19,059,145	Series 5160-ZY	3.00%(h)	10/25/2050	14,404,071
29,273,721	Series 5171-GI	3.00%(f)	12/25/2051	4,926,088
29,259,185	Series 5176-D	2.50%	01/25/2051	25,236,878
25,434,046	Series 5181-IL	3.00%(f)	01/25/2052	4,294,442

Principal Amount $	Security Description	Rate	Maturity	Value $
16,141,708	Series 5187-LA	2.50%	10/25/2049	14,508,625
20,771,082	Series 5196-PE	2.00%	02/25/2052	18,324,950
22,352,005	Series 5202-DB	3.00%	05/25/2048	20,576,134
18,552,056	Series 5202-HA	2.50%	09/25/2048	16,685,459
60,097,722	Series 5209-IO	3.00%(f)	10/25/2051	10,216,925
25,779,133	Series 5236-YI	2.50%(f)	06/25/2049	2,921,075
71,311,390	Series 5279-IO	3.00%(f)	03/25/2051	12,046,177
18,176,397	Series 5319-PO	0.00%(k)	08/25/2050	12,869,186
77,783,648	Series 5321-PO	0.00%(k)	08/25/2050	56,481,655
13,615,698	Series 5326-KO	0.00%(k)	09/25/2050	9,516,409
35,572,996	Series 5326-MO	0.00%(k)	09/25/2050	25,199,746
16,537,858	Series 5326-OP	0.00%(k)	09/25/2050	11,593,232
28,841,342	Series 5326-UO	0.00%(k)	10/25/2050	20,121,021
26,184,063	Series 5334-PO	0.00%(k)	12/25/2050	19,632,305
13,138,090	Series 5352-LO	0.00%(k)	10/15/2046	10,226,721
20,474,528	Series 5365-PO	0.00%(k)	02/25/2037	16,782,586
26,079,105	Series 5385-ZA	2.00%(h)	01/25/2051	13,899,362
23,162,342	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	6.38%	04/25/2054	23,257,826
46,586,934	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	6.38%	07/25/2054	46,780,638
33,557,832	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	6.38%	08/25/2054	33,604,102
58,579,249	Series 5452-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	6.50%	09/25/2054	58,787,861
	Federal National Mortgage Association
55,839,114	Pool 310227	4.00%	01/01/2044	55,247,689
63,237,852	Pool 310233	3.50%	03/01/2044	60,222,436
15,972,400	Pool 387898	3.71%	08/01/2030	15,569,705
2,639,865	Pool 555743	5.00%	09/01/2033	2,678,745
1,987,466	Pool 735382	5.00%	04/01/2035	2,038,547
3,395,808	Pool 735402	5.00%	04/01/2035	3,483,085
2,224,992	Pool 735484	5.00%	05/01/2035	2,282,125
937,598	Pool 735667	5.00%	07/01/2035	961,818
764,467	Pool 735893	5.00%	10/01/2035	784,482
1,884,883	Pool 745275	5.00%	02/01/2036	1,935,013
77,630	Pool 888695	5.00%	08/01/2037	79,935
504,144	Pool 888968	5.00%	08/01/2035	517,077
3,678,681	Pool 890549	4.00%	11/01/2043	3,629,253
4,735,314	Pool 890565	3.00%	11/01/2043	4,394,034
268,387	Pool 931104	5.00%	05/01/2039	273,996
56,620	Pool 975116	5.00%	05/01/2038	58,349
769,048	Pool 986864	6.50%	08/01/2038	819,271
459,039	Pool 987316	6.50%	09/01/2038	483,434
3,636,766	Pool 995203	5.00%	07/01/2035	3,730,746
6,104,276	Pool 995849	5.00%	08/01/2036	6,262,017
4,642,316	Pool AB2123	4.00%	01/01/2031	4,630,046
97,948	Pool AB2370	4.50%	09/01/2035	96,961
349,118	Pool AB3713	4.00%	10/01/2031	345,779
2,543,060	Pool AB3796	3.50%	11/01/2031	2,500,515
672,586	Pool AB3850	4.00%	11/01/2041	653,411
518,653	Pool AB3923	4.00%	11/01/2041	503,861
9,230,055	Pool AB4167	3.50%	01/01/2032	9,069,383
7,234,658	Pool AB4261	3.50%	01/01/2032	7,107,666
1,336,688	Pool AB5084	3.50%	05/01/2032	1,313,683
3,239,138	Pool AB5156	3.50%	05/01/2032	3,182,705
5,005,376	Pool AB5212	3.50%	05/01/2032	4,919,316
2,589,214	Pool AB5243	4.00%	05/01/2042	2,515,294
6,673,596	Pool AB5911	3.00%	08/01/2032	6,458,610
2,780,220	Pool AB6280	3.00%	09/01/2042	2,597,234
3,466,253	Pool AB6349	3.00%	10/01/2032	3,348,506
9,716,205	Pool AB6750	3.00%	10/01/2032	9,379,970
5,060,322	Pool AB6751	3.00%	10/01/2032	4,884,971
29,159,932	Pool AB6854	3.00%	11/01/2042	27,055,951
22,081,466	Pool AB7077	3.00%	11/01/2042	20,488,349
9,487,658	Pool AB7776	3.00%	02/01/2043	8,863,075
10,155,815	Pool AB7877	3.00%	02/01/2043	9,487,235
4,404,531	Pool AB8418	3.00%	02/01/2033	4,247,455
7,010,001	Pool AB8520	3.00%	02/01/2033	6,758,827
9,108,195	Pool AB8703	3.00%	03/01/2038	8,573,869
3,299,260	Pool AB8858	3.00%	04/01/2033	3,182,080
7,551,937	Pool AB9020	3.00%	04/01/2038	7,109,124
5,460,430	Pool AB9197	3.00%	05/01/2033	5,256,241
3,172,414	Pool AB9409	3.00%	05/01/2033	3,055,833
97,706	Pool AD2177	4.50%	06/01/2030	97,811
271,263	Pool AD6438	5.00%	06/01/2040	279,559
167,595	Pool AD7859	5.00%	06/01/2040	172,720
2,353,725	Pool AH0607	4.00%	12/01/2040	2,328,209

26	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
120,919	Pool AH1140	4.50%	12/01/2040	119,617
1,621,589	Pool AH4437	4.00%	01/01/2041	1,575,895
503,744	Pool AH7309	4.00%	02/01/2031	501,055
347,899	Pool AH9323	4.00%	04/01/2026	345,408
757,638	Pool AJ1265	4.00%	09/01/2041	745,864
52,228	Pool AJ1399	4.00%	09/01/2041	50,738
1,445,888	Pool AJ1467	4.00%	10/01/2041	1,404,667
1,478,760	Pool AJ3392	4.00%	10/01/2041	1,436,595
1,046,351	Pool AJ3854	4.00%	10/01/2041	1,016,511
4,804,864	Pool AJ4118	4.00%	11/01/2041	4,667,898
1,257,875	Pool AJ4131	4.00%	10/01/2041	1,222,008
1,757,089	Pool AJ7677	3.50%	12/01/2041	1,664,744
950,558	Pool AJ8334	4.00%	12/01/2041	923,426
7,096,505	Pool AK0713	3.50%	01/01/2032	6,985,250
1,151,299	Pool AK4039	4.00%	02/01/2042	1,118,839
2,396,361	Pool AK4763	4.00%	02/01/2042	2,328,051
1,070,155	Pool AK9438	4.00%	03/01/2042	1,039,642
1,644,564	Pool AK9439	4.00%	03/01/2042	1,597,677
458,048	Pool AK9446	4.50%	03/01/2042	461,307
22,895,962	Pool AL3883	3.00%	07/01/2043	21,388,786
175,883	Pool AL4292	4.50%	04/01/2026	176,356
3,620,191	Pool AL4312	4.00%	10/01/2043	3,571,540
8,511,361	Pool AL6075	3.50%	09/01/2053	7,844,856
15,896,344	Pool AL6076	3.00%	06/01/2053	14,313,435
21,046,618	Pool AL6141	4.00%	04/01/2042	20,790,316
20,012,273	Pool AL6325	3.00%	10/01/2044	18,569,640
6,005,714	Pool AL6486	4.50%	02/01/2045	6,024,878
18,923,946	Pool AL6538	4.50%	06/01/2044	19,147,555
19,259,553	Pool AL8304	3.50%	03/01/2046	18,182,321
9,720,311	Pool AL9220	3.00%	06/01/2045	9,019,640
12,844,047	Pool AL9445	3.00%	07/01/2031	12,540,235
24,080,926	Pool AM8510	3.15%	05/01/2035	21,964,883
26,607,615	Pool AM8950	3.14%	06/01/2040	24,276,697
4,290,820	Pool AN5480	3.43%	06/01/2037	4,081,944
217,500,000	Pool AN6680	3.37%	11/01/2047	180,924,902
10,026,000	Pool AN7452	3.12%	11/01/2032	9,368,933
20,528,313	Pool AN8121	3.16%	01/01/2035	18,718,894
3,744,834	Pool AN9452	3.75%	06/01/2030	3,606,743
3,552,673	Pool AO2980	4.00%	05/01/2042	3,451,368
12,668,603	Pool AP4787	3.50%	09/01/2042	12,002,734
9,687,890	Pool AP4789	3.50%	09/01/2042	9,180,747
5,711,516	Pool AQ5541	3.00%	12/01/2042	5,299,309
5,713,434	Pool AR9856	3.00%	04/01/2043	5,301,213
5,162,658	Pool AS1927	4.50%	03/01/2044	5,179,138
6,353,146	Pool AS2038	4.50%	03/01/2044	6,373,425
3,262,505	Pool AS2517	4.50%	05/01/2044	3,272,921
1,647,684	Pool AS2551	4.50%	06/01/2044	1,653,261
1,730,016	Pool AS2765	4.50%	07/01/2044	1,735,874
8,059,046	Pool AS3201	3.00%	08/01/2034	7,727,436
3,744,549	Pool AS3456	3.00%	10/01/2034	3,586,387
7,514,942	Pool AS3666	3.00%	10/01/2034	7,217,569
26,998,283	Pool AS3961	3.00%	12/01/2044	24,967,788
10,638,275	Pool AS4154	3.00%	12/01/2044	9,829,413
6,261,908	Pool AS4212	3.00%	01/01/2035	6,014,349
9,313,347	Pool AS4281	3.00%	01/01/2035	8,913,055
7,870,759	Pool AS4345	3.50%	01/01/2045	7,493,905
9,143,461	Pool AS4360	3.00%	01/01/2035	8,774,767
9,693,572	Pool AS4779	3.00%	04/01/2035	9,285,998
8,011,140	Pool AS4780	3.00%	04/01/2035	7,675,969
10,030,734	Pool AS4840	3.00%	04/01/2035	9,610,164
6,813,652	Pool AS4881	3.00%	05/01/2035	6,526,937
12,632,108	Pool AS7473	3.00%	07/01/2046	11,402,706
25,214,022	Pool AS7661	3.00%	08/01/2046	22,759,977
17,108,857	Pool AS8056	3.00%	10/01/2046	15,705,399
23,966,776	Pool AS8111	3.00%	10/01/2041	22,224,660
14,830,013	Pool AS8269	3.00%	11/01/2046	13,644,049
12,903,113	Pool AS8306	3.00%	11/01/2041	11,981,216
15,158,462	Pool AS8356	3.00%	11/01/2046	13,683,132
12,259,671	Pool AX9696	3.00%	07/01/2045	11,066,746
14,845,317	Pool AY3974	3.00%	03/01/2045	13,710,399
5,727,410	Pool AY4295	3.00%	02/01/2045	5,170,087
405,100	Pool AY4296	3.00%	01/01/2045	365,672
2,658,670	Pool AY5471	3.00%	03/01/2045	2,399,929
4,733,787	Pool AZ0576	3.50%	04/01/2042	4,514,332
7,410,631	Pool BC0785	3.50%	04/01/2046	6,996,043
14,244,995	Pool BC9003	3.00%	11/01/2046	13,076,484
7,451,145	Pool BC9081	3.00%	12/01/2046	6,839,941
69,884,979	Pool BF0314	3.00%	01/01/2053	63,380,687
60,003,167	Pool BF0353	3.00%	05/01/2053	54,418,044
30,885,904	Pool BF0391	3.00%	09/01/2053	28,011,194
19,986,755	Pool BK8257	1.50%	12/01/2050	15,426,247
16,411,153	Pool BK8267	2.50%	12/01/2050	14,419,124

Principal Amount $	Security Description	Rate	Maturity	Value $
9,000,000	Pool BL0357	3.89%	10/01/2038	8,360,661
43,729,938	Pool BL0870	4.28%	12/01/2048	41,327,405
4,974,074	Pool BL2303	3.36%	05/01/2031	4,768,416
8,860,000	Pool BL4038	2.98%	09/01/2034	7,983,218
8,190,000	Pool BL5840	2.73%	02/01/2035	7,048,899
6,340,273	Pool BL6639	2.66%	05/01/2050	5,163,078
16,424,902	Pool BL6689	2.19%	05/01/2032	14,441,633
36,488,000	Pool BL7110	1.76%	07/01/2035	29,287,257
3,568,101	Pool BL7331	2.23%	07/01/2040	2,640,127
20,400,000	Pool BL7424	1.65%	08/01/2035	15,982,243
40,000,000	Pool BL8165	1.35%	09/01/2032	32,861,746
32,000,000	Pool BL8269	1.51%	09/01/2035	25,195,651
17,000,000	Pool BL8977	1.20%	11/01/2030	14,344,318
10,615,728	Pool BL9284	2.23%	12/01/2050	7,889,526
53,000,000	Pool BL9576	2.24%	12/01/2050	38,057,641
16,718,259	Pool BM5299	3.00%	12/01/2046	15,346,839
26,006,322	Pool BM5633	3.00%	07/01/2047	23,872,781
3,868,624	Pool BM5834	3.00%	04/01/2048	3,482,473
46,395,858	Pool BM6779	2.00%	08/01/2051	37,624,704
156,541,424	Pool BM6831	1.92%(b)	10/01/2033	130,685,596
77,072,349	Pool BM6857	1.83%(b)	12/01/2031	66,501,619
20,676,312	Pool BM7154 (30 day avg SOFR US + 2.29%, 2.29% Floor, 9.73% Cap)	4.73%	03/01/2053	20,565,897
26,237,753	Pool BM7164 (30 day avg SOFR US + 2.28%, 2.28% Floor, 9.55% Cap)	4.55%	03/01/2053	25,965,065
8,041,231	Pool BQ6432	2.00%	08/01/2051	6,521,085
15,929,486	Pool BQ6564	2.00%	09/01/2051	12,839,123
30,201,350	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.02% Cap)	2.02%	08/01/2051	27,344,723
5,592,000	Pool BS2500	1.81%	06/01/2030	4,951,857
3,000,000	Pool BS2580	2.15%	08/01/2033	2,546,940
9,975,000	Pool BS2834	2.24%	08/01/2041	7,231,416
34,043,000	Pool BS3101	1.91%	09/01/2033	28,485,847
2,595,000	Pool BS3163	1.75%	08/01/2030	2,285,140
19,880,000	Pool BS3192	2.03%	09/01/2036	15,586,159
16,125,000	Pool BS3314	1.83%	10/01/2033	13,433,636
25,042,000	Pool BS3426	1.76%	11/01/2031	21,351,184
12,048,000	Pool BS3431	1.83%	11/01/2033	9,979,866
6,536,000	Pool BS3434	1.83%	11/01/2033	5,414,044
32,694,000	Pool BS3442	2.12%	10/01/2036	26,062,280
7,339,000	Pool BS3955	2.30%	12/01/2036	5,938,372
21,200,000	Pool BS4110	2.13%	01/01/2034	18,016,102
48,972,000	Pool BS4111	1.98%	01/01/2032	42,588,521
46,000,000	Pool BS4125	2.32%	12/01/2031	41,016,561
20,749,065	Pool BS4177	1.94%	12/01/2031	18,146,301
12,500,000	Pool BS4213	2.46%	12/01/2036	10,451,538
18,199,000	Pool BS4225	2.36%	01/01/2037	14,919,022
20,000,000	Pool BS4273	1.93%	12/01/2031	17,454,224
33,675,000	Pool BS4276	2.03%	01/01/2032	29,457,910
51,025,000	Pool BS4306	1.92%	01/01/2032	43,821,923
27,068,885	Pool BS4319	2.35%	01/01/2039	21,687,139
19,170,000	Pool BS4330	1.92%	01/01/2034	15,879,528
30,761,000	Pool BS4333	1.89%	01/01/2032	26,535,576
12,000,000	Pool BS4334	2.01%	01/01/2034	9,949,475
17,999,044	Pool BS4359	1.99%	01/01/2032	15,806,899
53,950,000	Pool BS4453	1.96%	01/01/2032	46,767,569
51,688,000	Pool BS4524	2.02%	01/01/2032	44,782,669
41,850,000	Pool BS4736	2.00%	02/01/2032	36,077,664
24,500,000	Pool BS4737	2.00%	02/01/2032	21,120,735
20,155,000	Pool BS4951	2.63%	04/01/2032	18,145,404
11,031,123	Pool BS5636	3.72%	06/01/2032	10,703,807
6,762,603	Pool BS5685	4.20%	05/01/2052	6,319,703
8,665,000	Pool BS6102	4.10%	08/01/2032	8,592,324
4,200,000	Pool BS6131	3.89%	07/01/2032	4,111,164
3,600,000	Pool BS6419	3.89%	09/01/2032	3,536,238
24,762,678	Pool BS6649	3.89%	10/01/2032	24,203,781
159,468,000	Pool BS6912	4.33%	12/01/2032	159,413,216
4,131,000	Pool BS7305	5.22%	01/01/2032	4,364,841
7,863,000	Pool BS7410	5.48%	01/01/2033	8,151,538
3,260,000	Pool BS7503	4.87%	04/01/2031	3,373,494
10,467,000	Pool BS8014	4.84%	03/01/2033	10,809,204
8,333,000	Pool BS8657	5.10%	06/01/2030	8,662,683
5,569,419	Pool BS8987	5.15%	07/01/2040	5,731,850
18,375,268	Pool BS9321	5.27%	08/01/2040	19,433,752
1,552,012	Pool BT6556	2.00%	07/01/2051	1,250,906
10,197,207	Pool BV8021	4.50%	08/01/2052	10,037,804
17,809,920	Pool BV8479	3.00%	04/01/2052	16,159,581
34,012,695	Pool BV9869	3.00%	05/01/2052	30,546,596
10,550,000	Pool BZ0079	5.21%	01/01/2034	11,253,104

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	27

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
77,485,000	Pool BZ0107	4.94%	12/01/2033	81,173,291
27,755,000	Pool BZ0115	5.27%	12/01/2033	29,677,788
14,016,000	Pool BZ0452	5.36%	02/01/2054	15,511,527
125,103,000	Pool BZ1178	5.81%	06/01/2031	132,096,236
7,272,962	Pool CA0862	3.50%	09/01/2047	6,866,060
4,689,480	Pool CA3898	3.00%	07/01/2034	4,540,986
4,071,337	Pool CA4413	3.00%	10/01/2049	3,644,674
34,675,176	Pool CA7235	2.50%	10/01/2050	30,423,271
11,239,419	Pool CA7671	2.50%	11/01/2040	10,212,138
20,094,296	Pool CA7789	2.50%	11/01/2040	18,249,576
15,221,663	Pool CB0189	3.00%	04/01/2051	13,797,914
13,826,292	Pool CB1055 (30 day avg SOFR US + 2.21%, 2.21% Floor, 6.86% Cap)	1.86%	07/01/2051	12,449,751
2,901,616	Pool CB1648	2.00%	09/01/2051	2,353,085
67,243,767	Pool CB3116	3.00%	03/01/2052	61,022,650
61,501,994	Pool CB3166	3.00%	03/01/2052	55,599,921
12,942,621	Pool CB3332	3.50%	04/01/2052	12,169,557
86,765,207	Pool CB4291	5.00%	08/01/2052	86,940,339
46,397,247	Pool CB4347	5.00%	08/01/2052	47,532,376
51,163,418	Pool CB4391	4.50%	08/01/2052	50,377,870
62,883,902	Pool CB5221	5.00%	12/01/2052	62,992,997
18,906,660	Pool CB6266	6.00%	05/01/2053	19,517,160
38,096,271	Pool CB7272	6.00%	10/01/2053	39,390,197
17,409,624	Pool CB7433	5.50%	11/01/2053	17,912,826
30,319,406	Pool CB7781	5.50%	01/01/2054	30,733,433
47,361,631	Pool CB7996	6.00%	02/01/2054	49,068,108
41,566,072	Pool CB8138	5.50%	03/01/2054	42,575,059
37,651,927	Pool CB8501	6.00%	05/01/2054	39,522,213
52,536,714	Pool CB8692	5.50%	06/01/2054	53,988,735
72,644,788	Pool CB8845	5.50%	07/01/2054	74,652,565
69,649,270	Pool CB8851	6.00%	07/01/2054	72,164,221
56,132,933	Pool CB8986	5.50%	08/01/2054	57,701,714
53,275,111	Pool CB9138	5.50%	09/01/2054	54,648,909
27,563,955	Pool CB9139	5.50%	09/01/2054	28,194,406
102,108,439	Pool CB9147	5.50%	09/01/2054	104,930,623
43,027,279	Pool FM1000	3.00%	04/01/2047	39,497,643
22,431,303	Pool FM4347	2.50%	09/01/2050	19,623,075
40,318,326	Pool FM4752	2.50%	11/01/2050	35,480,461
44,406,122	Pool FM4792	2.50%	11/01/2050	38,961,065
24,907,159	Pool FM4913	2.50%	11/01/2050	21,865,876
32,010,074	Pool FM5150	2.00%	12/01/2050	26,865,530
4,838,707	Pool FM6864	1.50%	04/01/2041	4,080,627
59,574,006	Pool FM7557	3.50%	03/01/2050	56,492,362
26,524,939	Pool FM8158	2.50%	07/01/2051	23,488,745
60,084,564	Pool FM8215	2.50%	03/01/2051	52,835,263
43,857,619	Pool FM8304	4.00%	07/01/2049	42,678,427
57,869,007	Pool FM8435	2.50%	09/01/2051	50,890,732
105,017,706	Pool FM8533	2.50%	03/01/2051	92,631,157
65,524,513	Pool FM8769	2.50%	09/01/2051	57,613,650
34,848,360	Pool FM8780	2.50%	09/01/2051	30,493,919
9,822,382	Pool FM9422	2.00%	01/01/2051	8,194,230
28,024,755	Pool FM9490	2.00%	11/01/2051	23,641,143
36,324,982	Pool FP0043	2.00%	10/01/2050	30,292,214
30,739,100	Pool FP0088	2.00%	10/01/2051	25,586,204
11,688,336	Pool FP0107	3.50%	06/01/2047	11,172,276
33,381,005	Pool FS0009	3.50%	11/01/2051	31,249,417
12,979,960	Pool FS0400	3.00%	01/01/2052	11,847,315
50,458,086	Pool FS1472	3.50%	11/01/2050	47,633,508
81,050,445	Pool FS2320	2.50%	04/01/2051	70,509,729
15,957,072	Pool FS2588	4.50%	08/01/2052	15,712,069
15,368,881	Pool FS2837	4.00%	09/01/2052	14,787,418
15,407,322	Pool FS5618	5.50%	08/01/2053	16,031,220
48,426,638	Pool FS5987	2.50%	04/01/2051	42,715,141
35,878,209	Pool FS6232	2.00%	03/01/2052	30,211,885
16,620,209	Pool FS6422	6.00%	11/01/2053	17,448,304
66,228,847	Pool FS6582	6.00%	12/01/2053	68,663,905
23,692,414	Pool FS6843	6.00%	01/01/2054	24,599,650
47,739,705	Pool FS7114	5.50%	02/01/2054	49,066,268
21,643,661	Pool FS7423	5.50%	03/01/2054	22,109,266
33,118,222	Pool FS8152	6.00%	06/01/2054	34,180,684
48,583,655	Pool FS8366	6.00%	06/01/2054	50,996,892
27,742,725	Pool FS8643	6.00%	07/01/2054	28,763,607
15,304,000	Pool FS9026	5.50%	09/01/2053	15,681,784
512,714	Pool MA0264	4.50%	12/01/2029	515,439
1,847,852	Pool MA0353	4.50%	03/01/2030	1,858,375
377,031	Pool MA0406	4.50%	05/01/2030	379,213
34,560	Pool MA0445	5.00%	06/01/2040	34,411
67,126	Pool MA0468	5.00%	07/01/2040	66,683
586,886	Pool MA0534	4.00%	10/01/2030	584,831
134,328	Pool MA0587	4.00%	12/01/2030	133,829
3,477,987	Pool MA0616	4.00%	01/01/2031	3,464,128

Principal Amount $	Security Description	Rate	Maturity	Value $
980,070	Pool MA0896	4.00%	11/01/2041	952,126
11,788,011	Pool MA0949	3.50%	01/01/2032	11,581,822
7,054,022	Pool MA1010	3.50%	03/01/2032	6,930,495
1,641,247	Pool MA1039	3.50%	04/01/2042	1,555,004
9,458,765	Pool MA1059	3.50%	05/01/2032	9,295,385
1,052,640	Pool MA1068	3.50%	05/01/2042	997,319
2,988,005	Pool MA1093	3.50%	06/01/2042	2,830,953
1,864,290	Pool MA1094	4.00%	06/01/2042	1,811,129
13,011,976	Pool MA1107	3.50%	07/01/2032	12,789,310
25,374,911	Pool MA1117	3.50%	07/01/2042	24,041,084
26,553,651	Pool MA1136	3.50%	08/01/2042	25,158,024
9,124,770	Pool MA1138	3.50%	08/01/2032	8,953,668
7,875,095	Pool MA1179	3.50%	09/01/2042	7,462,815
1,761,383	Pool MA1201	3.50%	10/01/2032	1,731,450
13,138,209	Pool MA1209	3.50%	10/01/2042	12,447,599
11,773,143	Pool MA1237	3.00%	11/01/2032	11,316,053
1,258,589	Pool MA1242	3.50%	11/01/2042	1,192,431
6,699,965	Pool MA1338	3.00%	02/01/2033	6,467,482
3,660,972	Pool MA1490	3.00%	07/01/2033	3,524,944
4,515,971	Pool MA2114	3.50%	12/01/2044	4,267,279
3,299,985	Pool MA2151	3.50%	01/01/2045	3,118,508
11,131,552	Pool MA2164	3.50%	02/01/2035	10,884,565
9,566,145	Pool MA2166	3.50%	02/01/2045	9,004,569
9,813,969	Pool MA2248	3.00%	04/01/2045	8,859,020
12,588,901	Pool MA2621	3.50%	05/01/2046	11,785,496
15,113,911	Pool MA2649	3.00%	06/01/2046	13,642,856
13,881,137	Pool MA2650	3.50%	06/01/2046	12,995,349
4,518,985	Pool MA2673	3.00%	07/01/2046	4,079,146
16,579,938	Pool MA2711	3.00%	08/01/2046	14,966,220
1,611,891	Pool MA2743	3.00%	09/01/2046	1,454,998
37,150,413	Pool MA2806	3.00%	11/01/2046	34,033,080
11,959,834	Pool MA2833	3.00%	12/01/2046	10,978,741
15,205,912	Pool MA2895	3.00%	02/01/2047	13,981,953
6,737,322	Pool MA3357	4.00%	05/01/2048	6,555,867
8,768,964	Pool MA3614	3.50%	03/01/2049	8,278,148
1,722,158	Pool MA3894	4.00%	09/01/2031	1,715,610
33,781,911	Pool MA4100	2.00%	08/01/2050	28,192,725
72,914,006	Pool MA4191	2.00%	11/01/2050	58,949,645
88,202,819	Pool MA4306	2.50%	04/01/2051	76,766,595
226,189	Series 2002-70-QZ	5.50%	11/25/2032	234,528
339,717	Series 2002-75-ZG	5.50%	11/25/2032	351,555
834,611	Series 2003-29-ZL	5.00%	04/25/2033	854,064
409,635	Series 2003-64-ZG	5.50%	07/25/2033	425,407
3,385,666	Series 2003-84-PZ	5.00%	09/25/2033	3,470,584
321,206	Series 2004-46-PJ (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	03/25/2034	5,538
988,986	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	2.31%(f)(g)	07/25/2034	113,839
9,827	Series 2005-107-EG	4.50%	01/25/2026	9,772
191,198	Series 2005-37-ZK	4.50%	05/25/2035	188,585
1,683,486	Series 2005-87-SG (-1 x 30 day avg SOFR US + 6.59%, 0.00% Floor, 6.70% Cap)	1.31%(f)(g)	10/25/2035	160,628
1,565,093	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	1.19%(f)(g)	10/25/2036	186,159
629,033	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	0.93%(f)(g)	01/25/2037	74,758
242,989	Series 2006-16-HZ	5.50%	03/25/2036	255,352
2,331,832	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.36%(f)(g)	07/25/2036	217,735
236,053	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	1.21%(f)(g)	10/25/2036	19,588
3,191,662	Series 2007-109-VZ	5.00%	10/25/2035	3,271,575
388,360	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(f)(g)	05/25/2037	31,996
2,650,752	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	1.42%(f)(g)	03/25/2037	311,318
1,203,143	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.05%(f)(g)	04/25/2037	144,960
129,704	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	0.72%(f)(g)	04/25/2037	10,298
1,062,968	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.71%(f)(g)	04/25/2037	95,164

28	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
990,592	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	1.23%(f)(g)	10/25/2036	110,164
1,730,525	Series 2007-60-VZ	6.00%	07/25/2037	1,844,910
923,063	Series 2007-71-GZ	6.00%	07/25/2047	990,634
1,280,940	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	0.48%(f)(g)	08/25/2037	143,313
178,106	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.26%(f)(g)	03/25/2037	12,701
1,297,203	Series 2008-29-ZA	4.50%	04/25/2038	1,308,509
2,574,394	Series 2008-48-BE	5.00%	06/25/2034	2,640,856
251,663	Series 2008-48-SD (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	06/25/2037	21,449
319,070	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(f)(g)	02/25/2038	25,356
103,655	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(f)(g)	07/25/2038	9,410
249,881	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	02/25/2037	20,022
284,526	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	07/25/2038	22,378
186,212	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	07/25/2038	13,377
675,291	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	08/25/2038	70,781
149,112	Series 2008-81-LP	5.50%	09/25/2038	154,041
1,608,334	Series 2009-106-EZ	4.50%	01/25/2040	1,626,458
232,714	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(f)(g)	01/25/2040	27,605
135,588	Series 2009-16-MZ	5.00%	03/25/2029	135,238
664,822	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	06/25/2039	51,179
524,133	Series 2009-42-SX (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	06/25/2039	50,590
233,463	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.71%(f)(g)	07/25/2039	15,855
166,814	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.56%(f)(g)	07/25/2039	16,274
1,790,839	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.36%(f)(g)	07/25/2039	185,729
206,518	Series 2009-51-BZ	4.50%	07/25/2039	206,610
497,655	Series 2009-54-EZ	5.00%	07/25/2039	508,612
210,713	Series 2009-70-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	0.41%(f)(g)	09/25/2039	23,424
1,138,565	Series 2009-80-PM	4.50%	10/25/2039	1,129,800
1,058,691	Series 2009-83-Z	4.50%	10/25/2039	1,058,484
4,070,120	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	1.84%(f)(g)	01/25/2036	406,381
6,994,030	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.36%(f)(g)	10/25/2039	941,611
390,051	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	0.33%(f)(g)	04/25/2037	27,791
159,518	Series 2009-94-BC	5.00%	11/25/2039	164,708
1,739,775	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.96%(f)(g)	02/25/2040	190,821
574,795	Series 2010-10-ZA	4.50%	02/25/2040	574,630
5,183,287	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.00%(f)(g)	09/25/2040	251,415
2,683,170	Series 2010-101-ZC	4.50%	09/25/2040	2,681,042
702,210	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.56%(f)(g)	10/25/2050	75,769
938,723	Series 2010-116-Z	4.00%	10/25/2040	915,327

Principal Amount $	Security Description	Rate	Maturity	Value $
218,057	Series 2010-117-SA (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00%(f)(g)	10/25/2040	10,088
690,827	Series 2010-120-KD	4.00%	10/25/2040	673,590
5,758,192	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00%(f)(g)	10/25/2040	250,281
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	0.00%(g)	11/25/2040	330,090
178,693	Series 2010-126-SX (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.00%(g)	11/25/2040	174,118
974,329	Series 2010-128-HZ	4.00%	11/25/2040	949,611
539,618	Series 2010-132-Z	4.50%	11/25/2040	538,981
81,200	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.00%(g)	12/25/2040	81,360
4,012,118	Series 2010-142-AZ	4.00%	12/25/2040	3,918,117
358,557	Series 2010-148-SA (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	1.26%(f)(g)	01/25/2026	2,171
2,902,430	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.06%(f)(g)	03/25/2040	291,617
739,412	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(f)(g)	02/25/2050	100,065
1,121,577	Series 2010-21-DZ	5.00%	03/25/2040	1,157,118
495,210	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%(f)(g)	03/25/2040	19,769
577,985	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%(f)(g)	04/25/2040	32,785
628,221	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.00%(f)(g)	04/25/2040	28,916
166,022	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.06%(f)(g)	04/25/2040	6,235
72,658	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.06%(f)(g)	04/25/2040	1,710
691,353	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	0.84%(f)(g)	02/25/2040	59,579
514,182	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%(f)(g)	05/25/2040	29,762
3,393,997	Series 2010-49-ZW	4.50%	05/25/2040	3,431,424
282,581	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	0.00%(g)	06/25/2040	275,590
2,042,855	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	0.38%(f)(g)	06/25/2040	195,823
2,550,025	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%(f)(g)	01/25/2040	108,795
168,890	Series 2010-60-VZ	5.00%	10/25/2039	172,012
174,687	Series 2010-61-EL	4.50%	06/25/2040	173,337
2,443,498	Series 2010-64-EZ	5.00%	06/25/2040	2,519,087
5,828,046	Series 2010-64-FC (30 day avg SOFR US + 0.61%, 0.50% Floor, 7.00% Cap)	5.89%	06/25/2040	5,806,411
1,624,309	Series 2010-79-CZ	4.00%	07/25/2040	1,587,297
850,300	Series 2010-84-ZC	4.50%	08/25/2040	849,953
1,700,596	Series 2010-84-ZD	4.50%	08/25/2040	1,699,902
2,207,290	Series 2010-84-ZG	4.50%	08/25/2040	2,206,148
363,685	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	0.50%(f)(g)	02/25/2040	23,295
170,097	Series 2010-90-SA (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	0.46%(f)(g)	08/25/2040	14,666
672,683	Series 2010-94-Z	4.50%	08/25/2040	672,493
3,145,180	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	0.00%(g)	09/25/2040	3,503,976
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	0.00%(g)	11/25/2041	445,480
1,449,572	Series 2011-111-CZ	4.00%	11/25/2041	1,412,202
3,486,009	Series 2011-111-EZ	5.00%	11/25/2041	3,579,257
826,392	Series 2011-111-VZ	4.00%	11/25/2041	804,812

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	29

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
201,118	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	1.08%(f)(g)	03/25/2041	15,081
2,798,818	Series 2011-2-GZ	4.00%	02/25/2041	2,737,478
586,085	Series 2011-25-KY	3.00%	04/25/2026	579,091
1,261,223	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	0.00%(g)	04/25/2041	1,119,344
1,151,167	Series 2011-36-VZ	4.50%	05/25/2041	1,150,144
3,016,326	Series 2011-37-Z	4.50%	05/25/2041	3,015,703
4,282,027	Series 2011-38-BZ	4.00%	05/25/2041	4,243,303
539,436	Series 2011-39-CB	3.00%	05/25/2026	532,709
3,340,914	Series 2011-39-ZD	4.00%	02/25/2041	3,259,765
1,068,269	Series 2011-40-LZ	4.50%	05/25/2041	1,067,286
1,268,969	Series 2011-42-MZ	4.50%	05/25/2041	1,267,607
2,649,219	Series 2011-45-ZB	4.50%	05/25/2041	2,646,851
8,648,442	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.84%	06/25/2041	8,590,177
603,047	Series 2011-59-MA	4.50%	07/25/2041	608,324
915,697	Series 2011-60-EL	3.00%	07/25/2026	904,802
5,395,600	Series 2011-64-DB	4.00%	07/25/2041	5,335,026
3,548,492	Series 2011-77-Z	3.50%	08/25/2041	3,379,737
1,794,125	Series 2012-111-LB	3.50%	05/25/2041	1,736,906
13,667,263	Series 2012-111-MJ	4.00%	04/25/2042	13,214,943
14,217,655	Series 2012-122-DB	3.00%	11/25/2042	13,157,989
3,743,783	Series 2012-14-BZ	4.00%	03/25/2042	3,669,067
8,483,306	Series 2012-20-ZT	3.50%	03/25/2042	8,144,473
6,835,013	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.84%	07/25/2042	6,786,051
77,860	Series 2012-80-EA	2.00%	04/25/2042	76,638
16,491,393	Series 2012-86-ZC	3.50%	08/25/2042	15,695,821
12,673,358	Series 2012-99-QE	3.00%	09/25/2042	11,679,894
18,956,398	Series 2013-130-ZE	3.00%	01/25/2044	17,248,104
26,709,717	Series 2013-133-ZT	3.00%	01/25/2039	25,453,823
5,692,246	Series 2013-51-HS (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.00%(g)	04/25/2043	4,192,520
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.00%(g)	06/25/2043	599,273
1,832,040	Series 2013-81-ZQ	3.00%(h)	08/25/2043	1,345,933
5,424,932	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.66%(f)(g)	12/25/2042	425,604
12,356,894	Series 2014-21-GZ	3.00%	04/25/2044	11,245,824
112,540	Series 2014-46-NZ	3.00%(h)	06/25/2043	82,796
40,737,658	Series 2014-64-NZ	3.00%(h)	10/25/2044	37,092,848
14,344,474	Series 2014-67-DZ	3.00%(h)	10/25/2044	13,147,249
25,886,752	Series 2014-77-VZ	3.00%(h)	11/25/2044	23,615,661
33,245,386	Series 2014-84-KZ	3.00%(h)	12/25/2044	30,238,391
3,931,800	Series 2015-11-A	3.00%	05/25/2034	3,856,914
477,304	Series 2015-21-G	3.00%	02/25/2042	475,311
17,946,476	Series 2015-49-A	3.00%	03/25/2044	17,245,965
10,905,263	Series 2015-52-GZ	3.00%	07/25/2045	10,011,375
34,270,969	Series 2015-88-BA	3.00%	04/25/2044	33,090,779
2,530,182	Series 2015-94-MA	3.00%	01/25/2046	2,297,099
8,290,859	Series 2016-2-JA	2.50%	02/25/2046	7,991,713
471,259	Series 2016-74-PA	3.00%	12/25/2044	467,634
1,287,257	Series 2016-79-EP	3.00%	01/25/2044	1,267,093
8,259,914	Series 2016-95-AG	2.50%	06/25/2037	7,805,916
11,851,091	Series 2017-57-BC	3.00%	08/25/2057	10,562,841
9,002,129	Series 2018-21-IO	3.00%(f)	04/25/2048	1,356,494
14,868,494	Series 2018-21-PO	0.00%(k)	04/25/2048	11,666,464
38,011,596	Series 2018-27-AO	0.00%(k)	05/25/2048	29,698,103
11,013,404	Series 2018-33-A	3.00%	05/25/2048	10,029,427
12,773,049	Series 2018-38-JB	3.00%	06/25/2048	11,532,814
8,870,540	Series 2018-65-DA	3.00%	09/25/2048	7,979,855
26,656,719	Series 2018-7-CD	3.00%	02/25/2048	24,403,557
19,967,415	Series 2018-85-PO	0.00%(k)	12/25/2048	15,350,032
4,928,452	Series 2019-64-D	2.50%	11/25/2049	4,361,148
13,842,308	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(f)(g)	12/25/2049	1,918,154
39,984,620	Series 2019-78-ZB	3.00%	01/25/2050	35,501,160
205,481,983	Series 2019-M16-X	1.29%(b)(f)	07/25/2031	10,041,946
475,166,539	Series 2019-M18-X	0.82%(b)(f)	08/25/2029	11,598,673
211,216,548	Series 2019-M24-2XA	1.27%(b)(f)	03/25/2031	10,984,739
262,417,651	Series 2019-M24-XA	1.37%(b)(f)	03/25/2029	11,248,821
153,875,636	Series 2019-M7-X	0.44%(b)(f)	04/25/2029	1,938,110
30,875,251	Series 2020-47-GL	2.00%	05/25/2046	27,498,283
8,605,582	Series 2020-53-CG	2.00%	08/25/2050	7,372,080

Principal Amount $	Security Description	Rate	Maturity	Value $
47,562,014	Series 2020-54-AB	1.00%	08/25/2050	37,373,498
10,552,108	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(f)(g)	08/25/2050	1,517,411
12,308,262	Series 2020-59-QZ	3.00%	08/25/2040	11,325,648
18,071,558	Series 2020-61-AI	3.00%(f)	09/25/2050	2,615,034
8,308,102	Series 2020-61-DC	1.50%	09/25/2060	6,372,008
31,488,434	Series 2020-61-DI	3.00%(f)	09/25/2060	5,050,433
68,306,466	Series 2020-62-JD	1.25%	09/25/2050	52,146,501
21,462,755	Series 2020-97-EI	2.00%(f)	01/25/2051	2,761,750
24,930,004	Series 2020-99-IQ	3.00%(f)	01/25/2051	4,424,413
347,455,953	Series 2020-M10-X2	1.84%(b)(f)	12/25/2030	22,754,508
175,848,217	Series 2020-M10-X8	0.78%(b)(f)	12/25/2027	2,441,512
74,952,942	Series 2020-M13-X2	1.33%(b)(f)	09/25/2030	3,104,978
478,036,188	Series 2020-M15-X1	1.56%(b)(f)	09/25/2031	31,197,454
17,784,245	Series 2020-M17-X1	1.46%(b)(f)	01/25/2028	472,513
110,650,813	Series 2020-M27-X1	0.93%(b)(f)	03/25/2031	3,648,047
159,333,395	Series 2020-M54-X	1.60%(b)(f)	12/25/2033	10,337,630
52,809,286	Series 2020-M7-X2	1.33%(b)(f)	03/25/2031	2,793,717
10,808,847	Series 2021-1-PA	1.00%	11/25/2050	8,322,201
16,033,579	Series 2021-13-AK	2.00%	01/25/2049	14,220,311
12,478,483	Series 2021-21-DK	2.00%	07/25/2043	11,028,374
5,638,970	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%	05/25/2051	4,485,368
22,070,894	Series 2021-28-LB	2.00%	04/25/2051	18,387,107
40,204,513	Series 2021-3-KI	2.50%(f)	02/25/2051	5,833,474
24,219,735	Series 2021-40-BA	3.00%	01/25/2051	21,634,062
35,921,005	Series 2021-43-EI	3.00%(f)	07/25/2051	5,839,056
70,614,488	Series 2021-43-LI	3.00%(f)	07/25/2051	12,141,300
23,092,109	Series 2021-52-JI	2.50%(f)	07/25/2051	2,589,136
28,031,139	Series 2021-56-NI	2.50%(f)	09/25/2051	3,217,058
27,555,295	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00%(f)(g)	09/25/2051	383,754
18,441,013	Series 2021-63-G	2.00%	06/25/2049	15,460,007
83,452,362	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	10/25/2049	3,401,660
20,923,677	Series 2021-73-JA	2.50%	05/25/2049	18,814,200
18,243,489	Series 2021-85-C	2.50%	03/25/2049	16,421,845
21,892,186	Series 2021-85-CJ	2.50%	03/25/2049	19,706,214
21,892,186	Series 2021-85-CK	2.50%	03/25/2049	19,706,214
25,923,648	Series 2021-85-DI	3.00%(f)	12/25/2051	4,436,726
49,162,031	Series 2021-86-MA	2.50%	11/25/2047	44,947,606
23,903,123	Series 2021-88-LB	2.50%	03/25/2050	21,099,990
31,175,315	Series 2021-9-CA	2.00%	03/25/2051	26,233,825
23,181,371	Series 2021-92-M	2.50%	01/25/2049	20,898,548
11,147,746	Series 2021-M12-2A1	2.20%(b)	05/25/2033	10,168,519
933,907,441	Series 2021-M14-X	1.05%(b)(f)	10/25/2031	28,006,110
174,190,896	Series 2021-M3-X2	1.00%(b)(f)	08/25/2033	5,264,763
21,120,708	Series 2021-M5-A1	1.51%(b)	01/25/2033	19,502,124
136,808,183	Series 2022-3-AB	2.00%	11/25/2047	122,112,139
2,442,666	Series 2022-3-EV	2.00%	08/25/2033	2,221,396
86,289,089	Series 2022-3-EZ	2.00%(h)	01/25/2052	53,349,222
58,617,746	Series 2022-3-NZ	2.00%(h)	02/25/2052	35,756,397
14,320,732	Series 2022-4-LG	3.00%	02/25/2052	13,208,681
29,030,022	Series 2022-6-M	2.50%	06/25/2050	26,017,986
712,296,306	Series 2022-M2-X	0.48%(b)(f)	01/25/2032	15,386,384
15,835,546	Series 2022-M4-A1X	2.55%(b)	05/25/2030	14,854,797
111,994,695	Series 2023-2-IO	3.00%(f)	12/25/2051	17,746,254
18,140,354	Series 2023-29-DO	0.00%(k)	11/25/2050	12,513,381
13,579,835	Series 2023-30-MO	0.00%(k)	10/25/2050	9,528,974
90,785,877	Series 2023-39-IO	3.00%(f)	10/25/2052	15,223,620
71,616,509	Series 2023-51-BI	3.50%(f)	04/25/2053	13,656,481
7,203,474	Series 2023-M1S-A1X	4.65%(b)	07/25/2033	7,318,786
27,376,604	Series 2024-64-FJ (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	6.50%	09/25/2054	27,474,609
59,701,644	Series 2024-9-BI	3.00%(f)	03/25/2051	10,384,647
2,535,963	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.06%(f)(g)	11/25/2039	257,437
25,319,343	Series 412-A3	3.00%	08/25/2042	23,019,920
54,336,764	Series 427-C69	3.00%(f)	03/25/2047	8,432,739
31,793,256	Series 428-C17	3.00%(f)	04/25/2050	4,807,886
28,003,233	Series 432-C11	3.00%(f)	08/25/2052	4,714,176
	FHR Mtge 5469-F
39,336,809	Series 5469 F	6.36%(c)(j)	11/25/2054	39,361,395
	Freddie Mac Pool
52,909,117	Pool SD6053	5.50%	08/01/2054	54,079,938

30	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Freddie Mac Seasoned Credit Risk Transfer Trust
16,768,262	Series 2018-3-HA	3.00%	08/25/2057	15,833,371
15,396,527	Series 2020-2-MT	2.00%	11/25/2059	12,634,618
35,000,000	Series 2022-2-MB	3.00%	04/25/2062	25,003,125
	Freddie Mac Whole Loan Securities Trust
7,903,581	Series 2015-SC02-1A	3.00%	09/25/2045	7,008,853
4,417,327	Series 2016-SC01-1A	3.00%	07/25/2046	3,909,777
	Ginnie Mae II Pool
25,120,134	Pool 785310	2.50%	02/20/2051	22,019,181
39,690,907	Pool 785346	2.00%	03/20/2051	32,755,246
12,048,002	Pool 785350	2.00%	01/20/2051	9,921,076
23,072,469	Pool 785374	2.50%	03/20/2051	20,290,211
83,406,269	Pool 785401	2.50%	10/20/2050	72,246,340
115,609,751	Pool 785412	2.50%	03/20/2051	101,337,597
25,841,954	Pool 785595	2.50%	03/20/2051	22,717,449
50,192,860	Pool 785609	2.50%	08/20/2051	44,064,713
12,731,742	Pool 785638	2.50%	08/20/2051	11,160,008
29,133,098	Pool 785639	2.50%	08/20/2051	25,536,610
12,039,545	Pool 785680	2.50%	10/20/2051	10,553,211
51,393,590	Pool 785717	3.00%	11/20/2051	46,596,731
9,151,365	Pool CB2017	2.50%	03/20/2051	8,037,322
8,874,808	Pool CB4182	2.50%	03/20/2051	7,794,332
1,837,536	Pool CB5487	2.50%	03/20/2051	1,584,059
7,544,578	Pool CB9135	2.50%	04/20/2051	6,681,984
7,564,133	Pool CH0426	2.50%	02/20/2052	6,519,028
6,202,205	Pool CI0294	2.50%	01/20/2052	5,283,990
26,316,887	Pool CI6428	2.50%	01/20/2052	22,680,910
531,024	Pool MA2511	3.50%	01/20/2045	495,543
15,942,042	Pool MA5076	3.00%	03/20/2048	14,691,137
9,903,134	Pool MA7255	2.50%	03/20/2051	8,745,409
	Government National Mortgage Association
22,582,214	Pool 786510	3.00%	02/20/2052	20,264,891
3,709,219	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.02%(f)(g)	08/20/2033	4,394
1,566,372	Series 2003-86-ZK	5.00%	10/20/2033	1,565,655
967,535	Series 2004-49-Z	6.00%	06/20/2034	989,207
1,759,686	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	1.00%(f)(g)	10/20/2034	105,634
462,679	Series 2005-21-ZPool 2005-2	5.00%	03/20/2035	467,703
337,138	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	2.75%(g)	05/20/2036	420,406
1,670,363	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.00%(f)(g)	04/20/2037	22,177
1,867,662	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.29%(f)(g)	01/16/2038	157,314
3,253,758	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	2.48%(f)(g)	05/16/2038	421,385
1,201,442	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	1.26%(f)(g)	05/20/2038	38,267
1,421,986	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.17%(f)(g)	06/20/2038	102,214
1,172,171	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.04%(f)(g)	06/16/2038	93,580
392,262	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.97%(f)(g)	09/20/2038	11,592
599,270	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	1.35%(f)(g)	11/16/2036	21,881
2,414,628	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	1.44%(f)(g)	02/16/2039	237,961
2,830,860	Series 2009-106-VZ	4.50%	11/20/2039	2,850,842
448,529	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.02%(f)(g)	09/20/2038	14,898
1,635,945	Series 2009-32-ZE	4.50%	05/16/2039	1,623,206
9,715	Series 2009-41-ZQ	4.50%(h)	06/16/2039	9,841
1,254,195	Series 2009-48-Z	5.00%	06/16/2039	1,264,618
64,005	Series 2009-50-KP	4.50%	06/20/2039	63,810
588,892	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.99%(f)(g)	04/16/2039	26,632

Principal Amount $	Security Description	Rate	Maturity	Value $
1,288,530	Series 2009-75-GZ	4.50%	09/20/2039	1,297,347
26,579	Series 2009-87-IG (-1 x 1 mo. Term SOFR + 6.63%, 0.00% Floor, 6.74% Cap)	1.66%(f)(g)	03/20/2037	30
2,611,429	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	0.54%(f)(g)	01/16/2040	222,713
4,785,813	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.97%(f)(g)	03/20/2040	165,182
2,441,954	Series 2010-25-ZB	4.50%	02/16/2040	2,443,582
19,238,691	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.17%(f)(g)	02/20/2040	2,347,786
1,630,716	Series 2010-42-AY	5.00%	11/20/2039	1,679,152
3,838,579	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	0.60%(f)(g)	04/20/2040	363,638
432,688	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	1.47%(f)(g)	09/20/2039	26,322
4,997,476	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	0.67%(f)(g)	05/20/2040	520,086
2,460,584	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.00%(g)	12/20/2040	2,200,839
2,464,417	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	0.00%(g)	12/20/2040	2,183,726
732,950	Series 2011-69-OC	0.00%(k)	05/20/2041	586,346
7,023,209	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	0.27%(f)(g)	05/20/2041	533,404
11,286,189	Series 2011-70-PO	0.00%(k)	05/16/2041	8,901,283
2,663,430	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	0.30%(f)(g)	05/20/2041	225,124
2,027,286	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.07%(f)(g)	05/20/2041	185,481
7,029,448	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.07%(f)(g)	08/20/2043	830,908
9,741,893	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	0.99%(f)(g)	09/16/2043	1,016,248
16,578,630	Series 2013-182-WZ	2.50%	12/20/2043	14,942,727
3,356,176	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.04%(f)(g)	02/16/2043	207,400
4,813,901	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.17%(f)(g)	02/20/2043	593,131
2,160,329	Series 2013-34-PL	3.00%	03/20/2042	2,129,569
8,325,337	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.52%(f)(g)	11/20/2044	934,859
8,980,594	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.52%(f)(g)	11/20/2044	887,354
15,251,300	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	0.47%(f)(g)	02/20/2044	1,616,505
9,074,001	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.12%(f)(g)	03/20/2044	1,142,277
10,125,799	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	1.04%(f)(g)	04/16/2044	1,128,577
9,527,398	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	1.02%(f)(g)	08/20/2046	1,447,291
12,318,529	Series 2018-40-AZ	3.00%(h)	10/20/2047	10,510,166
22,601,887	Series 2019-122-IO	1.00%(b)(f)	07/16/2061	1,465,396
186,003,625	Series 2019-147-IO	0.40%(b)(f)	06/16/2061	6,193,028
9,844,082	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.53%	12/20/2049	9,686,887
18,151,049	Series 2020-104-AI	3.00%(f)	07/20/2050	2,907,063
11,356,974	Series 2020-104-EI	3.00%(f)	07/20/2050	1,824,542
9,915,126	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	0.85%(f)(g)	08/20/2050	1,437,846
39,453,714	Series 2020-115-IG	2.50%(f)	08/20/2050	5,476,763
19,056,015	Series 2020-138-IC	3.50%(f)	08/20/2050	3,468,549

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	31

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
138,938,466	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	09/20/2050	21,766,058
35,685,152	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.27%(f)(g)	09/20/2050	5,624,879
45,070,783	Series 2020-146-CI	2.50%(f)	10/20/2050	6,872,704
24,960,718	Series 2020-146-KI	2.50%(f)	10/20/2050	3,576,901
54,307,406	Series 2020-148-AI	2.50%(f)	10/20/2050	7,824,280
148,203,002	Series 2020-151-MI	2.50%(f)	10/20/2050	21,660,002
63,775,931	Series 2020-152-IO	0.58%(b)(f)	12/16/2062	2,849,757
96,097,105	Series 2020-153-EI	2.50%(f)	10/20/2050	12,981,796
41,808,349	Series 2020-160-IA	2.50%(f)	10/20/2050	5,938,964
10,589,762	Series 2020-160-IM	2.50%(f)	10/20/2050	1,602,460
34,087,967	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	10/20/2050	5,538,408
48,608,636	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	11/20/2050	7,712,023
67,717,578	Series 2020-167-BI	2.50%(f)	11/20/2050	9,795,463
50,966,473	Series 2020-167-DI	2.50%(f)	11/20/2050	6,901,778
31,890,679	Series 2020-167-IA	2.50%(f)	11/20/2050	4,650,653
76,140,998	Series 2020-167-JI	2.50%(f)	11/20/2050	10,358,808
15,134,578	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	11/20/2050	2,325,824
26,917,640	Series 2020-167-YK	1.20%	11/20/2050	20,630,664
121,800,877	Series 2020-173-MI	2.50%(f)	11/20/2050	17,439,255
38,773,366	Series 2020-175-MI	2.50%(f)	11/20/2050	5,515,767
36,292,473	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	11/20/2050	5,907,711
80,853,160	Series 2020-177-IO	0.82%(b)(f)	06/16/2062	4,988,058
27,182,346	Series 2020-181-AI	2.50%(f)	12/20/2050	4,276,759
46,149,944	Series 2020-181-BI	2.50%(f)	12/20/2050	6,762,831
28,864,294	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	12/20/2050	4,480,526
27,189,890	Series 2020-181-YM	1.17%	12/20/2050	20,789,855
62,285,174	Series 2020-185-AI	2.50%(f)	12/20/2050	8,119,776
47,547,566	Series 2020-185-KI	2.50%(f)	12/20/2050	7,494,053
39,638,695	Series 2020-185-MI	2.50%(f)	12/20/2050	5,748,023
44,711,102	Series 2020-187-AI	2.50%(f)	12/20/2050	6,560,022
89,891,590	Series 2020-188-BI	2.50%(f)	12/20/2050	13,266,632
5,277,446	Series 2020-188-DI	2.50%(f)	12/20/2050	718,217
25,589,505	Series 2020-188-GI	2.00%(f)	12/20/2050	2,808,863
37,532,962	Series 2020-188-IQ	3.00%(f)	10/20/2050	6,025,692
86,239,359	Series 2020-188-KI	2.50%(f)	12/20/2050	11,745,654
34,888,118	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	12/20/2050	5,621,784
39,489,415	Series 2020-195-IX	1.14%(b)(f)	12/16/2062	3,136,301
5,050,330	Series 2020-4-H	2.50%	10/20/2049	4,451,484
33,700,509	Series 2020-7-FM (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.53%	01/20/2050	33,151,800
8,264,790	Series 2020-79-KG	1.30%	06/20/2050	6,666,071
87,415,156	Series 2020-89-IA	1.17%(b)(f)	04/16/2062	7,019,420
65,687,935	Series 2020-94-IO	0.97%(b)(f)	03/16/2062	4,572,123
16,648,528	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.07%(f)(g)	07/20/2050	2,363,089
77,642,325	Series 2021-1-EI	2.00%(f)	01/20/2051	8,824,928
33,446,700	Series 2021-1-IA	2.50%(f)	01/20/2051	4,555,367
65,847,670	Series 2021-10-IO	0.99%(b)(f)	05/16/2063	4,804,944
116,078,715	Series 2021-100-IO	0.97%(b)(f)	06/16/2063	7,991,033
61,763,958	Series 2021-107-QI	2.50%(f)	06/20/2051	8,371,036
129,101,516	Series 2021-110-IO	0.87%(b)(f)	11/16/2063	8,606,127
23,780,258	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	06/20/2051	196,977
42,594,859	Series 2021-116-IA	2.50%(f)	06/20/2051	5,979,568
42,998,697	Series 2021-116-XI	3.50%(f)	03/20/2051	7,881,231
20,243,647	Series 2021-117-IJ	3.50%(f)	06/20/2051	3,058,566
15,882,868	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	07/20/2051	1,965,923
236,239,994	Series 2021-12-IO	0.96%(b)(f)	03/16/2063	16,355,651
53,193,541	Series 2021-121-TI	3.00%(f)	07/20/2051	6,898,122
108,567,622	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	07/20/2051	1,009,711
24,298,941	Series 2021-125-IO	3.00%(f)	06/20/2051	3,478,420

Principal Amount $	Security Description	Rate	Maturity	Value $
58,865,991	Series 2021-135-GI	3.00%(f)	08/20/2051	9,435,948
74,156,040	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	08/20/2051	9,168,556
62,052,022	Series 2021-136-EI	3.00%(f)	08/20/2051	9,928,324
37,470,843	Series 2021-138-IL	3.00%(f)	08/20/2051	6,045,771
37,527,695	Series 2021-138-KI	3.00%(f)	08/20/2051	6,102,240
55,837,205	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	08/20/2051	1,651,168
14,600,383	Series 2021-139-BI	3.50%(f)	08/20/2051	1,733,798
46,099,175	Series 2021-140-IJ	3.00%(f)	08/20/2051	7,470,593
30,490,139	Series 2021-142-IO	3.00%(f)	08/20/2051	4,935,448
114,054,030	Series 2021-142-XI	3.00%(f)	08/20/2051	18,305,284
110,818,027	Series 2021-143-IO	0.97%(b)(f)	10/16/2063	7,714,231
83,973,101	Series 2021-144-IO	0.82%(b)(f)	04/16/2063	5,129,547
219,525,450	Series 2021-15-BI	2.50%(f)	01/20/2051	30,649,792
88,465,859	Series 2021-150-IO	1.03%(b)(f)	11/16/2063	6,046,226
67,886,406	Series 2021-151-IO	0.92%(b)(f)	04/16/2063	4,774,383
27,387,527	Series 2021-155-IE	3.00%(f)	09/20/2051	4,465,534
75,797,065	Series 2021-155-KI	4.00%(f)	09/20/2051	9,744,425
36,930,395	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%(f)(g)	09/20/2051	1,118,766
37,639,739	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	09/20/2051	5,956,805
23,105,024	Series 2021-157-IO	0.89%(b)(f)	09/16/2063	1,482,072
44,532,274	Series 2021-158-IO	3.00%(f)	09/20/2051	7,097,171
61,556,422	Series 2021-158-IV	2.50%(f)	09/20/2051	8,372,271
23,837,712	Series 2021-160-IA	3.00%(f)	09/20/2051	3,827,104
75,648,527	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00%(f)(g)	09/20/2051	1,150,705
33,990,259	Series 2021-160-WI	2.50%(f)	09/20/2051	4,450,630
39,800,414	Series 2021-160-XI	3.00%(f)	09/20/2051	6,376,416
41,815,872	Series 2021-161-KI	3.50%(f)	09/20/2051	7,985,280
77,346,134	Series 2021-161-UI	3.00%(f)	09/20/2051	12,389,845
27,010,984	Series 2021-162-DI	3.00%(f)	09/20/2051	4,328,132
15,011,125	Series 2021-170-IO	0.99%(b)(f)	05/16/2063	1,092,975
38,538,004	Series 2021-175-IM	3.00%(f)	10/20/2051	5,392,681
14,884,763	Series 2021-175-IN	2.50%(f)	07/20/2051	1,995,143
50,515,185	Series 2021-175-IU	2.50%(f)	09/20/2051	6,755,072
42,099,713	Series 2021-176-TI	4.00%(f)	10/20/2051	5,290,452
113,058,129	Series 2021-177-IA	2.50%(f)	10/20/2051	17,124,745
57,196,649	Series 2021-180-IO	0.91%(b)(f)	11/16/2063	4,051,954
68,648,604	Series 2021-184-IO	0.88%(b)(f)	12/16/2061	4,649,014
26,218,021	Series 2021-188-IA	3.00%(f)	10/20/2051	4,194,396
46,634,578	Series 2021-188-IN	2.50%(f)	10/20/2051	6,368,283
32,630,488	Series 2021-188-IT	2.50%(f)	10/20/2051	4,583,647
22,117,570	Series 2021-188-IW	3.00%(f)	10/20/2051	3,381,706
155,859,237	Series 2021-189-IO	0.88%(b)(f)	06/16/2061	10,530,707
22,523,583	Series 2021-191-BI	2.50%(f)	10/20/2051	3,221,010
44,764,077	Series 2021-191-CI	2.50%(f)	10/20/2051	6,535,855
27,723,236	Series 2021-192-AI	3.00%(f)	10/20/2051	4,488,869
56,612,169	Series 2021-193-I	3.00%(f)	06/20/2051	8,707,557
4,153,575	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00%(f)(g)	11/20/2051	40,987
67,673,926	Series 2021-196-IO	2.50%(f)	11/20/2051	9,687,678
61,559,856	Series 2021-2-IO	0.88%(b)(f)	06/16/2063	4,057,989
31,245,974	Series 2021-20-IO	1.15%(b)(f)	08/16/2062	2,497,384
85,019,900	Series 2021-200-IO	0.88%(b)(f)	11/16/2063	5,912,488
24,603,929	Series 2021-205-DI	2.50%(f)	11/20/2051	3,602,183
178,345,909	Series 2021-208-IO	0.76%(b)(f)	06/16/2064	9,906,973
180,443,546	Series 2021-210-IO	0.98%(b)(f)	05/16/2062	13,255,311
51,657,941	Series 2021-211-IO	0.97%(b)(f)	01/16/2063	3,623,996
31,755,232	Series 2021-213-IH	3.00%(f)	12/20/2051	5,124,088
262,621,957	Series 2021-22-IO	0.97%(b)(f)	05/16/2063	18,430,546
8,905,921	Series 2021-226-TI	2.50%(f)	12/20/2051	1,213,340
70,490,927	Series 2021-24-XI	2.00%(f)	02/20/2051	8,616,064
31,475,546	Series 2021-24-YD	1.20%	02/20/2051	24,798,270
10,847,222	Series 2021-25-EI	2.50%(f)	02/20/2051	1,429,403
20,312,213	Series 2021-30-IB	2.50%(f)	02/20/2051	2,783,545
24,646,310	Series 2021-30-WI	2.50%(f)	02/20/2051	3,334,646
26,057,321	Series 2021-35-IO	1.03%(b)(f)	12/16/2062	1,971,643
75,714,153	Series 2021-35-IX	1.20%(b)(f)	12/16/2062	6,542,528
32,418,480	Series 2021-40-IO	0.82%(b)(f)	02/16/2063	2,014,753
580,637,919	Series 2021-45-IO	0.81%(b)(f)	04/16/2063	35,942,939
31,827,404	Series 2021-49-NI	2.50%(f)	03/20/2051	3,857,523
43,721,428	Series 2021-49-QI	2.50%(f)	03/20/2049	4,133,026
28,375,757	Series 2021-52-IO	0.72%(b)(f)	04/16/2063	1,544,841
69,468,327	Series 2021-57-JI	3.00%(f)	03/20/2051	11,185,234

32	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
7,747,931	Series 2021-58-HP	3.00%	08/20/2050	6,956,302
96,267,877	Series 2021-58-IE	3.00%(f)	07/20/2050	15,502,449
203,549,563	Series 2021-60-IO	0.83%(b)(f)	05/16/2063	12,572,809
74,951,513	Series 2021-64-IG	3.00%(f)	04/20/2051	12,057,352
234,196,761	Series 2021-65-IO	0.89%(b)(f)	08/16/2063	15,573,171
38,230,967	Series 2021-7-IP	3.50%(f)	07/20/2050	6,784,204
86,935,685	Series 2021-7-KI	2.50%(f)	01/20/2051	12,101,925
50,780,028	Series 2021-7-MI	2.50%(f)	01/20/2051	6,876,631
330,327,039	Series 2021-70-IO	0.71%(b)(f)	04/16/2063	17,918,689
155,990,510	Series 2021-71-IO	0.86%(b)(f)	10/16/2062	10,059,157
157,015,282	Series 2021-72-IO	0.57%(b)(f)	01/16/2061	6,878,368
99,292,004	Series 2021-74-CI	3.00%(f)	12/20/2050	15,726,821
95,984,798	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	05/20/2051	3,133,606
10,927,857	Series 2021-78-IC	4.00%(f)	05/20/2051	1,873,143
58,539,556	Series 2021-80-IO	0.90%(b)(f)	12/16/2062	4,051,207
308,466,581	Series 2021-85-IO	0.68%(b)(f)	03/16/2063	16,201,868
44,614,962	Series 2021-87-ET	2.00%	05/20/2051	37,672,986
57,281,090	Series 2021-9-AI	2.00%(f)	01/20/2051	5,671,189
97,614,512	Series 2021-9-MI	2.50%(f)	01/20/2051	13,567,353
42,232,472	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(f)(g)	06/20/2051	1,333,744
39,426,707	Series 2021-97-NI	2.50%(f)	08/20/2049	3,898,505
32,609,022	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	06/20/2051	1,158,194
104,775,069	Series 2021-98-IG	3.00%(f)	06/20/2051	16,962,665
23,939,613	Series 2021-98-MI	2.50%(f)	06/20/2051	3,257,545
25,605,266	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	06/20/2051	3,500,314
66,011,482	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00%(f)(g)	03/20/2051	490,604
8,259,042	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(f)(g)	06/20/2051	1,121,195
40,990,523	Series 2021-99-IO	0.59%(b)(f)	05/16/2061	1,846,504
201,908,211	Series 2022-102-IO	0.48%(b)(f)	06/16/2064	8,369,883
62,707,649	Series 2022-137-DI	2.50%(f)	02/20/2051	9,673,614
64,254,979	Series 2022-137-EI	2.50%(f)	06/20/2051	8,915,166
113,404,632	Series 2022-14-IO	0.66%(b)(f)	12/01/2061	5,502,574
86,707,668	Series 2022-141-IO	0.78%(b)(f)	06/16/2064	5,905,607
95,690,508	Series 2022-158-IO	0.88%(b)(f)	08/16/2064	7,225,207
26,795,752	Series 2022-160-ZD	3.00%(h)	11/20/2047	23,389,535
61,338,828	Series 2022-167-IO	0.82%(b)(f)	08/16/2065	3,977,001
131,919,862	Series 2022-169-IO	0.89%(b)(f)	01/16/2062	9,907,920
13,582,095	Series 2022-183-B	5.00%	04/20/2047	13,878,886
81,433,139	Series 2022-188-IO	2.50%(f)	02/20/2051	10,988,067
79,692,227	Series 2022-202-IO	0.72%(b)(f)	10/16/2063	5,036,262
79,888,770	Series 2022-207-EI	3.50%(f)	02/20/2052	14,565,289
83,603,238	Series 2022-207-IO	3.00%(f)	08/20/2051	13,445,984
73,673,593	Series 2022-21-IO	0.78%(b)(f)	10/16/2063	4,371,548
53,265,285	Series 2022-218-IO	3.50%(f)	01/20/2052	10,198,299
12,592,261	Series 2022-23-BA	3.00%	05/20/2049	11,785,484
143,867,818	Series 2022-27-IO	0.75%(b)(f)	03/16/2064	7,920,053
92,116,634	Series 2022-35-IO	0.55%(b)(f)	10/16/2063	4,429,041
141,889,040	Series 2022-38-IO	0.72%(b)(f)	04/16/2064	7,672,139
409,967,090	Series 2022-39-IO	0.62%(b)(f)	01/16/2064	21,663,399
120,345,269	Series 2022-42-IO	0.67%(b)(f)	12/16/2063	6,252,382
22,562,879	Series 2022-44-TY	2.00%	12/20/2051	18,432,902
58,707,090	Series 2022-48-IO	0.71%(b)(f)	01/16/2064	3,578,438
65,896,901	Series 2022-49-IO	0.76%(b)(f)	03/16/2064	3,666,023
123,989,209	Series 2022-54-IO	0.59%(b)(f)	10/16/2063	5,889,264
32,471,193	Series 2022-56-HI	2.50%(f)	01/20/2052	4,645,832
77,970,123	Series 2022-62-IO	0.62%(b)(f)	06/16/2064	3,967,759
204,895,402	Series 2022-71-IO	0.55%(b)(f)	06/16/2064	8,898,566
272,516,356	Series 2022-72-DI	0.58%(b)(f)	06/16/2064	12,764,448
96,755,074	Series 2022-73-IO	0.56%(b)(f)	07/16/2064	4,936,366
5,944,000	Series 2022-78-HW	2.50%	04/20/2052	4,759,713
189,304,130	Series 2022-8-IO	0.86%(b)(f)	09/16/2063	11,857,386
125,397,887	Series 2022-83-IO	2.50%(f)	11/20/2051	17,740,340
124,424,130	Series 2022-86-IO	0.53%(b)(f)	10/16/2063	5,511,342
57,101,157	Series 2022-9-EI	3.00%(f)	01/20/2052	7,972,498
96,599,870	Series 2022-91-IO	0.43%(b)(f)	07/16/2064	4,095,294
462,241,950	Series 2023-108-IO	0.69%(b)(f)	08/16/2059	17,595,563
50,858,937	Series 2023-118-IO	0.64%(b)(f)	05/16/2065	2,729,014

Principal Amount $	Security Description	Rate	Maturity	Value $
10,807,810	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	2.31%(g)	09/20/2053	11,191,417
48,921,538	Series 2023-16-IO	0.90%(b)(f)	07/16/2063	3,324,737
23,178,926	Series 2023-164-BV	3.00%	01/20/2052	20,516,404
39,365,985	Series 2023-173-GB	3.50%	11/20/2053	35,166,249
11,227,299	Series 2023-187-ZP	3.00%(h)	11/20/2051	7,372,445
171,627,826	Series 2023-19-IO	2.50%(f)	02/20/2051	24,248,729
24,417,679	Series 2023-196-DZ	4.50%(h)	12/20/2053	22,782,659
30,709,911	Series 2023-24-IH	3.50%(f)	07/20/2051	5,767,997
72,796,262	Series 2023-50-IO	0.86%(b)(f)	06/16/2064	4,857,593
31,684,983	Series 2023-58-IO	2.50%(f)	10/20/2050	4,399,007
35,017,645	Series 2023-60-PT	4.00%	10/20/2049	33,233,083
54,952,780	Series 2023-77-IO	0.70%(b)(f)	04/16/2065	3,234,636
11,944,126	Series 2023-88-IO	0.92%(b)(f)	03/16/2065	867,995
12,026,267	Series 2024-1-CZ	3.00%(h)	01/20/2050	9,422,431
24,889,633	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	6.50%	07/20/2054	24,962,923
31,349,246	Series 2024-143-IO	3.50%(f)	02/20/2048	4,898,320
26,164,516	Series 2024-19-EZ	5.00%(h)	12/20/2063	26,371,593
24,151,839	Series 2024-20-LB	2.50%	11/20/2051	17,168,919
22,903,999	Series 2024-20-LI	2.50%(f)	11/20/2051	3,464,459
50,388,785	Series 2024-24-BI	3.00%(f)	12/20/2051	8,207,421
22,252,227	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	6.35%	03/20/2054	22,307,995
77,228,318	Series 2024-47-IO	0.73%(b)(f)	10/16/2065	5,118,778
49,941,550	Series 2024-67-AI	0.74%(b)(f)	10/16/2065	3,306,530
32,422,552	Series 2024-78-FH (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	6.50%	05/20/2054	32,635,671
86,060,212	Series 2024-86-IA	0.90%(b)(f)	08/16/2065	6,226,801
	STRU
49,221,000	Series JPM-5584-DUS	4.40%(b)(c)	09/30/2054	49,297,908
21,450,000	Series JPM-5585-DUS	4.40%(b)(c)	09/30/2054	21,483,516
	Total US Government and Agency Mortgage Backed Obligations (Cost $16,481,474,226)			15,591,156,021

US GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
300,205,000	United States Treasury Note/Bond	1.13%	05/15/2040	198,446,060
212,386,000	United States Treasury Note/Bond	1.13%	08/15/2040	139,204,090
355,238,000	United States Treasury Note/Bond	1.38%	11/15/2040	241,201,053
320,590,000	United States Treasury Note/Bond	1.88%	02/15/2041	235,226,651
148,600,000	United States Treasury Note/Bond	1.75%	08/15/2041	105,421,832
19,400,000	United States Treasury Note/Bond	2.00%	11/15/2041	14,271,504
186,150,000	United States Treasury Note/Bond	2.50%	02/15/2045	142,332,036
	Total US Government and Agency Obligations (Cost $1,003,717,448)			1,076,103,226

Shares
SHORT TERM INVESTMENTS - 6.5%
674,183,482	First American Government Obligations Fund - U	4.84%(l)	674,183,482
674,183,482	JPMorgan US Government Money Market Fund - IM	4.86%(l)	674,183,482
674,183,481	MSILF Government Portfolio - Institutional	4.83%(l)	674,183,481
	Total Short Term Investments (Cost $2,022,550,445)		2,022,550,445
	Total Investments - 100.7% (Cost $34,731,416,541)		31,178,267,060
	Other Liabilities in Excess of Assets - (0.7)%		(215,392,230)
	NET ASSETS - 100.0%		$30,962,874,830

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	33

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	50.3%
Non-Agency Residential Collateralized Mortgage Obligations	24.0%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
Short Term Investments	6.5%
Asset Backed Obligations	4.7%
Collateralized Loan Obligations	4.6%
US Government and Agency Obligations	3.5%
Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of period end.

(f)	Interest only security
(g)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(i)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(j)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(k)	Principal only security
(l)	Seven-day yield as of period end.
COFI	Cost of Funds Index
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	61,000	12/31/2024	$12,702,773,468	$18,440,589
10 Year U.S. Ultra Treasury Notes	Short	(38,500)	12/19/2024	(4,554,429,687)	6,486,762
U.S. Treasury 5 Year Notes	Long	24,000	12/31/2024	2,637,187,512	(4,759,454)
U.S. Treasury Ultra Bonds	Long	5,675	12/19/2024	755,307,031	(10,308,997)
U.S. Treasury Long Bonds	Long	28,000	12/19/2024	3,477,250,000	(19,021,256)
					$(9,162,356)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
34	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 3.6%
	Aaset Trust
2,522,169	Series 2021-2A-B	3.54%(a)	01/15/2047	2,287,393
	Apollo Aviation Securitization Equity Trust
7,966,388	Series 2024-1A-B	6.90%(a)	05/16/2049	8,161,780
	Carbon Level Mitigation Trust
19,142,382	Series 2021-5-CERT	0.61%(a)	10/13/2051	11,708,629
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%	09/10/2030	5,443,323
	Castlelake Aircraft Securitization Trust
4,589,688	Series 2021-1A-A	3.47%(a)	01/15/2046	4,436,953
	Compass Datacenters LLC
5,340,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	5,394,211
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48%(a)	04/15/2049	2,788,749
	Exeter Automobile Receivables Trust
3,273,447	Series 2021-1A-D	1.08%	11/16/2026	3,224,258
8,500,000	Series 2021-1A-E	2.21%(a)	02/15/2028	8,274,255
	FWEA
6,000,000	Series 2024-1A	7.15%(b)	08/25/2044	6,212,400
	Hardee’s Funding
3,482,500	Series 2024-1A-A2	7.25%(a)	03/20/2054	3,607,733
	Helios Issuer LLC
3,965,704	Series 2018-1A-A	4.87%(a)	07/20/2048	3,620,350
4,732,116	Series 2020-1A-A	3.35%(a)	02/01/2055	4,085,976
	HERO Funding Trust
1,079,227	Series 2016-1A-A	4.05%(a)	09/20/2041	1,021,547
	Horizon Aircraft Finance Ltd.
1,433,524	Series 2019-2-A	3.43%(a)	11/15/2039	1,291,061
4,500,000	Series 2024-1-A	5.38%(a)	09/15/2049	4,516,411
	ITE Rail Fund LP
12,278,002	Series 2021-1A-A	2.25%(a)	02/28/2051	11,316,119
	Lendingpoint Asset Securitization Trust
1,298,830	Series 2021-A-C	2.75%(a)	12/15/2028	1,292,922
	MACH 1 Cayman Ltd.
7,986,930	Series 2019-1-A	3.47%(a)	10/15/2039	7,510,821
	Mosaic Solar Loans LLC
821,805	Series 2018-1A-A	4.01%(a)	06/22/2043	781,838
1,120,524	Series 2019-2A-B	3.28%(a)	09/20/2040	1,019,999
	Navient Student Loan Trust
5,169,797	Series 2018-A-B	3.68%(a)	02/18/2042	5,071,488
	NBC Funding LLC
3,500,000	Series 2024-1A-A2	6.75%(a)	07/30/2054	3,626,152
	NP Railcar Holdings LLC
2,852,880	Series 2016-1A-A1	4.16%(a)	04/20/2046	2,828,557
4,982,952	Series 2019-1A-A2	3.24%(a)	09/20/2049	4,770,029
	Pagaya AI Debt Selection Trust
2,077,343	Series 2021-2-NOTE	3.00%(a)	01/25/2029	2,046,756
	Primrose Holdings, Inc.
19,250,000	Series 2019-1A-A2	4.48%(a)	07/30/2049	18,948,714
	Retained Vantage Data Centers Issuer LLC
6,500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	6,480,884
	Sapphire Aviation Finance Ltd.
2,714,041	Series 2020-1A-A	3.23%(a)	03/15/2040	2,577,943
	SEB Funding LLC
4,987,500	Series 2021-1A-A2	4.97%(a)	01/30/2052	4,894,363
	SERVPRO Master Issuer LLC
952,500	Series 2019-1A-A2	3.88%(a)	10/25/2049	930,293
	Shenton Aircraft Investment Ltd.
902,331	Series 2015-1A-A	4.75%(a)	10/15/2042	856,389
	SOFI Alternative Trust
1,425,645	Series 2021-1-PT1	9.72%(a)(c)	05/25/2030	1,414,878
2,002,149	Series 2021-2-A	1.25%(a)	08/15/2030	1,941,468
75,000	Series 2021-2-R1	0.00%(a)(b)(d)	08/15/2030	324,879

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sotheby’s Artfi Master Trust
4,100,000	Series 2024-1A-A1	6.43%(a)	12/22/2031	4,172,800
	Start Ltd./Bermuda
1,613,802	Series 2019-1-A	4.09%(a)	03/15/2044	1,557,873
	Start/Bermuda
2,062,415	Series 2018-1-A	4.09%(a)	05/15/2043	2,002,890
	Subway Funding LLC
4,500,000	Series 2024-1A-A23	6.51%(a)	07/30/2054	4,683,389
5,000,000	Series 2024-3A-A23	5.91%(a)	07/30/2054	5,024,590
	Sunrun, Inc.
4,275,081	Series 2019-2-A	3.61%(a)	02/01/2055	4,007,302
9,908,332	Series 2020-1A-A	2.21%(a)	07/31/2051	8,834,933
	Switch ABS Issuer LLC
6,000,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	6,068,204
	Upgrade Master Pass-Thru Trust
308,665	Series 2021-PT3-A	14.31%(a)(c)	07/15/2027	280,634
1,383,644	Series 2021-PT4-A	11.63%(a)(c)	08/15/2027	1,177,176
	Upstart Pass-Through Trust Series
750,619	Series 2021-ST2-A	2.50%(a)	04/20/2027	738,843
	Upstart Securitization Trust
9,754,685	Series 2021-2-C	3.61%(a)	06/20/2031	9,628,523
4,427,463	Series 2021-3-C	3.28%(a)	07/20/2031	4,348,053
3,288,135	Series 2021-4-B	1.84%(a)	09/20/2031	3,262,655
15,550,000	Series 2021-4-C	3.19%(a)	09/20/2031	14,866,725
5,938,526	Series 2023-3-A	6.90%(a)	10/20/2033	6,008,326
	USASF Receivables LLC
2,386,507	Series 2021-1A-C	2.20%(a)	05/15/2026	2,250,554
	Vantage Data Centers Holding LLC
8,000,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	7,345,510
	WAVE USA
8,672,708	Series 2019-1-A	3.60%(a)	09/15/2044	7,865,141
	Total Asset Backed Obligations (Cost $260,425,311)			248,833,642

BANK LOANS - 3.2%
	1011778 BC ULC
498,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	09/23/2030	494,566
	AAdvantage Loyalty IP Ltd.
986,250	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.29%	04/20/2028	1,015,423
	ABG Intermediate Holdings 2 LLC
300,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	12/21/2028	300,657
	Access CIG LLC
664,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.25%	08/18/2028	668,116
	Acrisure LLC
1,536,952	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	11/06/2030	1,524,948
	Acuris Finance US, Inc.
653,283	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.48%	02/16/2028	651,650
	ADMI Corp.
547,939	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.71%	12/23/2027	537,468
739,413	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.60%	12/23/2027	741,490
	AI Aqua Merger Sub, Inc.
1,531,413	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.70%	07/31/2028	1,531,337

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	35

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Air Canada
432,825	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.25%	03/21/2031	434,448
	AlixPartners LLP
1,397,453	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	02/04/2028	1,400,597
	Alliant Holdings Intermediate LLC
1,117,821	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.96%	09/19/2031	1,112,824
	Allied Universal Holdco LLC
1,763,089	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.70%	05/15/2028	1,747,882
	Allspring Buyer LLC
1,424,188	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	11/01/2028	1,421,518
	Alpha Generation LLC
860,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	09/30/2031	861,230
	Alterra Mountain Co.
1,126,542	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/17/2028	1,130,530
524,572	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/31/2030	526,975
	Altice France SA
984,615	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.80%	08/31/2028	740,923
	Amentum Holdings, Inc.
1,040,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.11%	09/29/2031	1,038,050
	Apple Bidco LLC
923,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.71%	09/25/2028	923,589
	Applied Systems, Inc.
448,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	02/24/2031	449,746
330,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	02/23/2032	340,578
	Apro LLC
835,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/09/2031	838,916
	APX Group, Inc.
1,131,732	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.03%	07/10/2028	1,133,237
432	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	9.75%	07/10/2028	433
	Ardonagh Group Finco Pty Ltd.
26,671	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%)	8.35%	02/18/2031	26,767
127,194	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	127,651
303,572	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	304,663
	Arsenal AIC Parent LLC
119,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/19/2030	119,760

Principal Amount $	Security Description	Rate	Maturity	Value $
	Artera Services LLC
447,845	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	02/10/2031	437,697
	Ascend Learning LLC
576,876	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	574,911
595,588	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	593,560
356,328	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.70%	12/10/2029	345,861
	AssuredPartners, Inc.
1,403,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	02/14/2031	1,403,521
	Astra Acquisition Corp.
699,785	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.74%	10/25/2029	81,570
	Asurion LLC
552,839	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	07/30/2027	546,006
295,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	02/03/2028	277,773
123,458	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	08/21/2028	121,827
485,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	01/22/2029	450,027
1,005,043	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.21%	09/19/2030	988,867
	AthenaHealth Group, Inc.
1,540,267	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.50%	02/15/2029	1,533,213
	Aveanna Healthcare LLC
745,654	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.91%	07/17/2028	730,089
385,415	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.21%	12/10/2029	364,820
	Aventiv Technologies LLC
15,751	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.37%	07/31/2025	16,046
	Bally’s Corp.
849,142	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.79%	10/02/2028	810,667
	Bausch + Lomb Corp.
1,561,476	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.27%	05/10/2027	1,557,791
554,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	09/29/2028	554,749
	BCP Renaissance Parent LLC
1,006,739	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	7.85%	10/31/2028	1,007,997
	BCPE Empire Holdings, Inc.
2,235,129	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	12/26/2028	2,238,627
	BCPE Pequod Buyer, Inc.
215,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.42%	09/19/2031	214,306

36	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Boost Newco Borrower LLC
1,285,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.10%	01/31/2031	1,287,140
	Boxer Parent Co., Inc.
2,110,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.01%	07/30/2031	2,108,323
520,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	11.01%	07/30/2032	512,634
	Brand Industrial Services, Inc.
907,240	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.75%	08/01/2030	884,137
	Brazos Delaware II LLC
114,425	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%	02/11/2030	114,701
	BroadStreet Partners, Inc.
561,023	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	559,432
57,428	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	57,265
	Brown Group Holding LLC
865,846	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	865,184
312,276	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	312,037
	Caesars Entertainment, Inc.
311,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	02/06/2030	312,458
	Camelot US Acquisition LLC
228,619	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	228,561
980,774	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	980,529
19,433	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	19,428
	Carnival Corp.
162,974	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	08/09/2027	163,636
1,364,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	10/18/2028	1,369,201
	Castle US Holding Corp.
330,924	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.07%	01/29/2027	222,073
	Castlelake Aviation One DAC
662	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	7.45%(e)	10/22/2026	664
1,263,738	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.45%	10/22/2026	1,268,010
	Catalent Pharma Solutions, Inc.
2,574,660	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.03%	02/22/2028	2,575,870
	Cengage Learning, Inc.
542,275	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.54%	03/24/2031	544,105
	Central Parent LLC
2,693,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	2,668,678

Principal Amount $	Security Description	Rate	Maturity	Value $
	Chariot Buyer LLC
437,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	11/03/2028	437,292
95,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	11/03/2028	94,608
	Charter Next Generation, Inc.
565,392	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	12/01/2027	566,158
	CHG Healthcare Services, Inc.
593,505	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	09/29/2028	595,111
	CHG PPC Parent LLC
1,971,709	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.71%	12/08/2028	1,969,254
	Clarios Global LP
1,536,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	05/06/2030	1,538,715
	Cloud Software Group, Inc.
2,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	2,306
920,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	917,687
	ClubCorp Holdings, Inc.
786,604	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	788,782
32,080	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	32,169
	Clydesdale Acquisition Holdings, Inc.
851,440	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	8.02%	04/13/2029	848,035
	CMG Media Corp.
281,766	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.20%	12/17/2026	249,522
	CNT Holdings I Corp.
173,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.75%	11/08/2027	174,289
	Coherent Corp.
163,707	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.35%	07/02/2029	163,962
	Columbus McKinnon Corp./NY
113,477	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.10%	05/15/2028	113,761
	CommScope LLC
465,052	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	04/06/2026	451,584
	Compass Power Generation LLC
1,623,794	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	04/16/2029	1,636,257
	Connect Finco SARL
232,577	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	12/11/2026	231,954
	Conservice Midco LLC
984,262	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/13/2027	987,560

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	37

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Constant Contact, Inc.
966,460	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.57%	02/10/2028	937,066
	CoreLogic, Inc.
344,498	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	06/02/2028	341,945
	Cornerstone Building Brands, Inc.
556,352	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	04/12/2028	545,845
125,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.60%	05/15/2031	123,789
	Cornerstone OnDemand, Inc.
708,705	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.11%	10/16/2028	665,739
	Cotiviti, Inc.
1,124,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.45%	04/30/2031	1,125,053
	CPI Holdco B LLC
330,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/19/2031	328,850
	CPPIB OVM Member US LLC
390,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	08/20/2031	390,650
	CQP Holdco LP
970,554	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.58%	12/31/2030	970,782
	Crosby US Acquisition Corp.
110,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	08/16/2029	110,344
307,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.25%	08/16/2029	308,640
	Cross Financial Corp.
718,430	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	09/15/2027	719,328
	CSC Holdings LLC
964,896	Senior Secured First Lien Term Loan (Synthetic LIBOR(6M) + 2.50%, 0.00% Floor)	7.17%(e)	04/15/2027	885,640
	Curium Bidco Sarl
390,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.51%	07/31/2029	391,786
491,664	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	493,916
326,317	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	327,812
144,991	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	145,655
	Cyborg Oldco DC Holdings, Inc.
448,915	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%(f)	05/01/2026	2,469
	Dcert Buyer, Inc.
482,056	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.25%	10/16/2026	468,951
254,379	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.25%	02/16/2029	220,947
	Deerfield Dakota Holding LLC
1,408,137	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	1,381,467

Principal Amount $	Security Description	Rate	Maturity	Value $
	Delta 2 Lux Sarl
110,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	110,195
55,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	55,097
	Dexko Global, Inc.
469,621	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.62%	10/04/2028	455,073
	DG Investment Intermediate Holdings 2, Inc.
1,231,895	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	03/31/2028	1,230,743
250,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.71%	03/29/2029	235,781
	Directv Financing LLC
548,821	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	9.96%	08/02/2027	549,828
	Dun & Bradstreet Corp.
769,222	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.61%	01/18/2029	769,437
	Dynamo US Bidco, Inc.
295,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.10%	09/25/2031	296,106
	Dynasty Acquisition Co., Inc.
1,169,624	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	1,171,852
	EAB Global, Inc.
1,009,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	08/16/2028	1,007,526
	Ecovyst Catalyst Technologies LLC
654,429	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	06/12/2031	651,310
252,422	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	06/12/2031	251,219
	Edelman Financial Engines Center LLC
1,905,012	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	04/07/2028	1,903,640
465,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	10/06/2028	464,807
	Edgewater Generation LLC
520,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.10%	08/01/2030	525,200
	EG America LLC
716,604	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.72%	02/07/2028	717,202
	Eisner Advisory Group LLC
918,772	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	02/28/2031	923,045
	Element Materials Technology Group US Holdings, Inc.
1,155,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.35%	06/25/2029	1,159,463
	Ellucian Holdings, Inc.
1,530,388	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	10/29/2029	1,536,005

38	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Emrld Borrower LP
565,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.56%	08/04/2031	564,545
	Everi Holdings, Inc.
469,238	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	08/03/2028	471,058
	Fertitta Entertainment LLC/NV
2,317,301	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.85%	01/29/2029	2,313,523
	FinThrive Software Intermediate Holdings, Inc.
425,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	12/18/2028	297,325
	First Advantage Holdings LLC
1,127,777	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.71%	01/29/2027	1,124,721
2,455,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.35%	09/19/2031	2,447,328
	Fleetcor Technologies (Corpay) T/L B-5
1,580,000	Senior Secured Term Loan	6.60%(g)	04/28/2028	1,580,126
	Flutter Financing BV
312,638	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	11/29/2030	313,363
	Focus Financial Partners LLC
2,099,508	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.33%	09/17/2031	2,095,645
225,492	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.41%	09/17/2031	225,077
	Foresight Energy LLC
480,492	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.70%(b)	06/30/2027	480,491
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%	07/01/2030	59,832
	Freeport LNG Investments LLLP
701,557	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	9.04%	12/21/2028	696,207
	Frontier Communications Holdings LLC
940,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%	07/01/2031	948,225
	Gainwell Acquisition Corp.
1,902,102	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.70%	10/01/2027	1,815,318
	Garda World Security Corp.
1,543,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.60%	02/01/2029	1,545,286
	GBT US III LLC
375,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.28%	07/28/2031	374,687
	GIP II Blue Holding LP
483,877	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.00%	09/29/2028	486,296
	GIP Pilot Acquisition Partners LP
462,669	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	10/04/2030	464,209

Principal Amount $	Security Description	Rate	Maturity	Value $
	Gogo Intermediate Holdings LLC
1,167,295	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	04/28/2028	1,103,578
	Graham Packaging Co., Inc.
1,271,766	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	08/04/2027	1,271,976
	Grant Thornton LLP/Chicago
680,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	05/30/2031	681,751
	Great Outdoors Group LLC
1,273,427	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.71%	03/06/2028	1,274,885
	Greystone Select Financial LLC
373,200	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.54%	06/19/2028	372,267
	Grifols Worldwide Operations USA, Inc.
570,631	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.40%	11/15/2027	555,652
	GTCR Everest Borrower LLC
400,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	09/05/2031	395,812
	Hamilton Projects Acquiror LLC
229,425	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.60%	05/30/2031	231,375
	Harbor Freight Tools USA, Inc.
71,114	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.24%	06/11/2031	70,122
533,886	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	06/11/2031	526,436
	Helios Software Holdings, Inc.
787,533	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	07/15/2030	785,564
	Hexion Holdings Corp.
1,188,853	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.77%	03/15/2029	1,181,743
	H-Food Holdings LLC
301,281	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.01%	05/30/2025	227,719
	Hightower Holding LLC
1,386,525	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	04/21/2028	1,388,910
	Hilton Grand Vacations Borrower LLC
616,900	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	01/17/2031	613,430
	HomeServe USA Corp.
467,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.21%	10/21/2030	467,358
	Hunter Douglas, Inc.
857,515	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	852,692
315,971	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	314,194
	INEOS US Finance LLC
2,131,014	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	02/19/2030	2,132,537

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	39

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
299,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	02/07/2031	299,961
	INEOS US Petrochem LLC
1,203,950	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	03/29/2029	1,205,834
	ION Trading Finance Ltd.
355,612	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.02%	04/03/2028	356,192
	Iron Mountain Information Management LLC
1,176,113	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	1,170,967
	Ivanti Software, Inc.
369,947	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.83%	12/01/2027	315,354
	Kenan Advantage Group, Inc.
830,830	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/25/2029	829,447
	Klockner Pentaplast of America, Inc.
472,069	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%	02/09/2026	445,843
	Kronos Acquisition Holdings, Inc.
365,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.31%	07/08/2031	343,100
	Lasership, Inc.
231,793	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.37%	05/07/2029	96,890
	LBM Acquisition LLC
2,297,941	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.97%	06/06/2031	2,257,130
	LC Ahab US Bidco LLC
805,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/01/2031	809,532
	Level 3 Financing, Inc.
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/16/2029	187,085
182,946	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/15/2030	186,622
	LifePoint Health, Inc.
1,517,385	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.05%	11/16/2028	1,518,523
169,575	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.96%	05/14/2031	169,802
	Lightning Power LLC
755,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.35%	08/18/2031	757,412
	Lummus Technology Holdings V LLC
758,168	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.46%	12/31/2029	761,284
	Madison IAQ LLC
1,434,753	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%	06/21/2028	1,435,305
	Madison Safety & Flow LLC
430,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.10%	09/26/2031	430,404

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mavis Tire Express Services Topco Corp.
813,596	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	05/04/2028	814,149
	McAfee Corp.
1,123,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	03/01/2029	1,121,280
	Medline Borrower LP
1,154,915	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	10/23/2028	1,156,688
	Michaels Cos., Inc.
279,907	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.12%	04/17/2028	222,106
	Mister Car Wash Holdings, Inc.
219,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	03/27/2031	219,941
	Mitchell International, Inc.
2,249,623	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	06/17/2031	2,219,355
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	06/17/2032	492,292
	MIWD Holdco II LLC
219,450	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	03/28/2031	220,105
	Modena Buyer LLC
470,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	451,242
	Monogram Food Solutions LLC
672,941	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	08/28/2028	666,212
	Motion Finco Sarl
909,234	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.10%	11/30/2029	876,160
	Natgasoline LLC
770,792	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	766,939
	NEP Group, Inc.
916,557	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	881,613
25,022	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.12%	08/19/2026	24,068
	Newfold Digital Holdings Group, Inc.
714,692	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.81%	02/10/2028	633,714
	Nouryon USA LLC
751,343	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	753,458
195,031	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	195,580
	NRG Energy, Inc.
577,100	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.26%	04/16/2031	578,759
	Nvent Thermal LLC
910,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.70%	09/12/2031	910,191

40	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Olympus Water US Holding Corp.
1,331,663	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%	06/23/2031	1,333,327
	OneDigital Borrower LLC
1,576,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	07/02/2031	1,565,546
520,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	10.10%	07/02/2032	516,100
	Ontario Gaming GTA LP
1,135,071	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	1,135,423
	Organon & Co.
482,653	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	05/19/2031	482,653
	Oryx Midstream Services Permian Basin LLC
1,016,430	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.23%	10/05/2028	1,017,980
	Ovg Business Services LLC
750,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	06/25/2031	747,188
	Pacific Dental Services, Inc.
1,070,111	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.85%	03/17/2031	1,070,780
	Packaging Coordinators Midco, Inc.
1,390,436	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	11/30/2027	1,391,632
	Pactiv Evergreen Group Holdings, Inc.
161,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	161,839
128,264	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	128,384
632,693	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	633,284
	Par Petroleum LLC
270,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.06%	02/28/2030	271,750
	Perrigo Investments LLC
689,163	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	04/20/2029	689,739
	PetSmart LLC
2,388,845	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.70%	02/14/2028	2,371,992
	Phoenix Newco, Inc.
1,326,053	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	11/15/2028	1,327,810
	Playa Resorts Holding BV
1,264,141	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	01/05/2029	1,257,555
	PointClickCare Technologies, Inc.
569,439	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	7.60%	12/29/2027	570,150
	Polar US Borrower T/L B-1
379,573	Senior Secured Term Loan	10.46%(g)	10/15/2028	284,680
	Polaris Newco LLC
899,346	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.51%	06/05/2028	885,532

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pregis TopCo LLC
1,381,262	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	07/31/2026	1,385,820
	Pretium PKG Holdings, Inc.
551,832	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	444,683
9,320	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	7,511
302,386	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	308,529
6,432	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	6,563
275,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.07%	10/01/2029	111,375
	Proofpoint, Inc.
1,420,014	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	08/31/2028	1,420,944
	Quikrete Holdings, Inc.
588,152	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	03/19/2029	588,951
174,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	04/14/2031	174,382
	Radiology Partners, Inc.
932,091	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	915,784
16,795	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	16,502
	Resideo Funding, Inc.
763,088	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.30%	06/13/2031	764,995
	Restaurant Technologies, Inc.
1,171,805	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	1,114,258
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	106,097
111,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	106,097
	RH
943,687	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	10/20/2028	909,478
	Sabre GLBL, Inc.
155,670	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	145,875
99,074	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	92,841
	Scientific Games Holdings LP
575,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.00%)	8.32%	04/04/2029	572,257
	Sedgwick Claims Management Services, Inc.
1,125,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.25%	07/31/2031	1,124,190

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	41

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Six Flags Entertainment Corp.
354,113	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/01/2031	354,024
	SkyMiles IP Ltd.
360,745	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.03%	10/20/2027	367,869
	Sotera Health Holdings LLC
1,410,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	05/30/2031	1,407,356
	Southern Veterinary Partners LLC
1,790,753	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 1.00% Floor)	8.00%	10/05/2027	1,796,349
	Spin Holdco, Inc.
408,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.26%	03/06/2028	359,276
	Standard Aero Ltd.
450,854	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	451,713
	Staples, Inc.
375,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%)	10.69%	09/10/2029	341,651
	Starwood Property Mortgage LLC
375,165	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.20%	07/27/2026	376,572
	StubHub Holdco Sub LLC
890,208	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.60%	03/15/2030	890,947
	SWF Holdings I Corp.
525,294	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	10/06/2028	436,871
	Tamko Building Products LLC
524,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.17%	09/20/2030	526,668
	Team Health Holdings, Inc.
330,251	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.50%	03/02/2027	316,783
	Tecta America Corp.
803,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	04/10/2028	807,791
	Telesat LLC
193,821	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.81%	12/07/2026	96,063
	Thunder Generation T/L
1,030,000	Senior Secured Term Loan	7.96%(g)	09/27/2031	1,030,000
	Tiger Acquisition LLC
699,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.20%	06/01/2028	696,890
	Titan Acquisition Ltd./Canada
1,167,075	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.33%	02/15/2029	1,162,862
	TK Elevator US Newco, Inc.
992,881	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	995,983
570,336	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	572,119

Principal Amount $	Security Description	Rate	Maturity	Value $
	Trans Union LLC
423,938	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	06/24/2031	423,577
	TransDigm, Inc.
1,995,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.10%	02/28/2031	1,989,649
940,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%)	7.32%	01/19/2032	937,354
	Travelport Finance Luxembourg Sarl
453,132	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	393,885
147,509	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	128,222
	Traverse Midstream Partners LLC
277,654	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.75%	02/16/2028	278,695
	TricorBraun Holdings, Inc.
896,753	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.21%	03/03/2028	880,782
	Trident TPI Holdings, Inc.
1,042,331	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	09/18/2028	1,045,187
	Triton Water Holdings, Inc.
1,560,760	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.85%	03/31/2028	1,559,824
	UFC Holdings LLC
924,117	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.75% Floor)	8.29%	04/29/2026	926,016
	UKG, Inc.
2,159,588	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.55%	02/10/2031	2,162,287
	Ultra Clean Holdings, Inc.
566,457	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	02/25/2028	569,527
	United Airlines, Inc.
1,127,175	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.03%	02/24/2031	1,130,697
	United Natural Foods, Inc.
463,838	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.00%	05/01/2031	466,157
	United Talent Agency LLC
343,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/07/2028	344,562
	Univision Communications, Inc.
746,487	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	06/25/2029	737,627
	Upbound Group, Inc.
660,501	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.00%	02/17/2028	660,161
	Vantage Specialty Chemicals, Inc.
461,875	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	9.87%	10/26/2026	458,411
	Vestis Corp.
311,719	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.37%	02/24/2031	310,307

42	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Viad Corp.
335,842	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.10%	07/31/2028	336,262
	Victra Holdings LLC
66,739	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	03/29/2029	67,406
	Virgin Media Bristol LLC
1,485,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.66%	03/31/2031	1,420,239
	Vistra Operations Co. LLC
253,088	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/20/2030	253,391
	Vortex Opco LLC
255,647	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.12%	12/15/2028	184,705
	VT Topco, Inc.
397,005	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	08/12/2030	398,700
	Walker & Dunlop, Inc.
612,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	12/18/2028	614,973
	Wand NewCo 3, Inc.
163,303	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	01/30/2031	163,303
280,585	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/30/2031	280,585
	WaterBridge Midstream Operating LLC
285,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.39%	06/27/2029	275,941
	WaterBridge NDB Operating LLC
430,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.60%	05/10/2029	429,800
	WestJet Loyalty LP
1,368,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	02/14/2031	1,355,867
	Whatabrands LLC
2,216,860	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	08/03/2028	2,216,117
	White Cap Supply Holdings LLC
585,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	10/31/2029	581,455
	WhiteWater DBR HoldCo LLC
445,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.35%	03/03/2031	444,931
	Zayo Group Holdings, Inc.
662,145	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.96%	03/09/2027	606,760
	Ziggo Financing Partnership
850,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.71%	04/28/2028	831,168
	Total Bank Loans (Cost $218,854,528)			217,293,767

Principal Amount $	Security Description	Rate	Maturity	Value $
COLLATERALIZED LOAN OBLIGATIONS - 3.4%
	Aimco CDO
1,000,000	Series 2018-AA-D (3 mo. Term SOFR + 2.81%, 0.00% Floor)	8.10%(a)	04/17/2031	1,001,020
	Anchorage Capital CLO Ltd.
5,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.77%(a)	10/15/2034	5,004,404
	Babson CLO Ltd./Cayman Islands
2,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.16%(a)	04/15/2031	2,005,450
	Bain Capital Credit CLO
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.97%(a)	10/23/2037	508,147
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.56%(a)	10/15/2037	3,001,670
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.26%(a)	10/20/2037	10,000,000
	Blackstone, Inc.
3,250,000	Series 2018-1A-D (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.15%(a)	04/17/2030	3,259,980
	BlueMountain CLO Ltd.
4,000,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.14%(a)	04/20/2031	3,937,436
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.48%(a)	11/15/2030	1,979,408
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.54%(a)	10/20/2030	2,372,256
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.13%(a)	07/20/2037	2,501,682
	Buckhorn Park CLO Ltd.
1,000,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.64%(a)	07/18/2034	1,004,772
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.56%(a)	07/15/2030	2,500,828
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.27%(a)	01/30/2031	2,709,492
3,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.06%, 0.00% Floor)	8.36%(a)	07/15/2031	2,993,915
2,500,000	Series 2021-1A-D (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.66%(a)	04/15/2034	2,507,078
	Canyon CLO
1,000,000	Series 2021-3A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.61%(a)	07/15/2034	1,002,452
	Carlyle Global Market Strategies
5,000,000	Series 2016-3A-DRR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.84%(a)	07/20/2034	5,027,930
9,000,000	Series 2021-9A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.74%(a)	10/20/2034	9,040,099
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.25%(a)	10/15/2037	1,010,092
	Cathedral Lake CLO Ltd.
6,000,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	8.16%(a)	01/20/2035	6,030,431

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	43

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.96%(a)	01/20/2035	5,033,894
	Cent CLO
9,500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	9.38%(a)	01/25/2035	9,365,290
	Dryden Senior Loan Fund
3,000,000	Series 2015-40A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.48%(a)	08/15/2031	3,003,714
2,200,000	Series 2016-43A-DR3 (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.79%(a)	04/20/2034	2,212,069
2,000,000	Series 2018-57A-D (3 mo. Term SOFR + 2.81%, 2.55% Floor)	7.93%(a)	05/15/2031	2,003,302
	ING Investment Management CLO Ltd.
3,000,000	Series 2014-1A-CR2 (3 mo. Term SOFR + 3.06%, 0.00% Floor)	8.34%(a)	04/18/2031	3,014,569
	LCM LP
2,000,000	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	8.99%(a)	07/20/2030	1,979,466
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	8.49%(a)	10/20/2030	3,218,028
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.54%(a)	04/20/2031	3,984,234
	LCM XIII LP
4,000,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	8.29%(a)	07/20/2031	3,999,784
	Magnetite CLO Ltd.
2,000,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.60%(a)	01/25/2035	2,006,839
	Neuberger Berman CLO Ltd.
2,000,000	Series 2019-32A-DR (3 mo. Term SOFR + 2.96%, 2.70% Floor)	8.24%(a)	01/20/2032	2,009,767
	Octagon Investment Partners Ltd.
5,600,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.46%(a)	07/15/2029	5,744,553
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.55%(a)	07/17/2030	2,011,565
2,000,000	Series 2013-1A-DR2 (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.05%(a)	01/25/2031	2,006,223
2,250,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.13%(a)	02/14/2031	2,260,477
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.51%(a)	07/15/2030	10,054,918
5,460,000	Series 2017-1A-CR (3 mo. Term SOFR + 3.56%, 0.00% Floor)	8.84%(a)	03/17/2030	5,496,220
1,760,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.74%(a)	03/17/2030	1,677,504
1,500,000	Series 2018-18A-C (3 mo. Term SOFR + 2.96%, 0.00% Floor)	8.25%(a)	04/16/2031	1,504,822
2,500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.40%(a)	07/25/2030	2,510,968
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.89%(a)	01/20/2035	3,521,640
	Octagon Investment Partners XXII LLC
2,500,000	Series 2014-1A-ERR (3 mo. Term SOFR + 5.71%, 5.71% Floor)	10.99%(a)	01/22/2030	2,373,836

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	7.49%(a)	07/26/2031	1,004,317
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.86%(a)	07/15/2034	6,954,337
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.05%(a)	10/25/2034	6,870,171
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.89%(a)	07/20/2034	1,988,375
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	9.20%(a)	01/25/2032	3,947,792
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.80%(a)	10/25/2034	1,224,404
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.95%(a)	10/25/2034	981,113
	Stewart Park CLO
10,000,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.16%(a)	01/15/2030	10,046,624
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.30%(a)	10/15/2037	1,000,000
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.61%(a)	10/15/2031	2,986,442
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	9.32%(a)	01/18/2035	10,109,096
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.44%(a)	04/20/2031	1,006,001
	Voya CLO Ltd.
3,000,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.69%(a)	04/20/2034	3,014,386
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.31%(a)	07/15/2031	4,016,524
	Wellfleet CLO Ltd.
4,966,319	Series 2019-XA-A1R (3 mo. Term SOFR + 1.43%, 0.00% Floor)	6.71%(a)	07/20/2032	4,982,590
	Wind River CLO Ltd.
2,250,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.54%(a)	07/18/2031	2,225,686
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.31%(a)	01/15/2031	795,351
4,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.94%(a)	10/22/2031	3,970,878
3,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	9.26%(a)	04/18/2036	2,976,534
4,000,000	Series 2017-3A-DR (3 mo. Term SOFR + 4.11%, 3.85% Floor)	9.41%(a)	04/15/2035	3,967,788
4,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.46%(a)	07/15/2030	3,997,968
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	9.17%(a)	07/20/2037	2,039,014
	Total Collateralized Loan Obligations (Cost $230,302,130)			230,497,615

44	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 5.7%
263,000	1375209 BC Ltd.	9.00%(a)	01/30/2028	260,904
1,795,108	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	1,803,347
1,700,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,535,659
300,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	261,959
2,752,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	2,441,438
1,245,000	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	1,104,502
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	958,000
1,614,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	1,559,971
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,608,456
500,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	425,981
2,000,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,941,260
1,351,450	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	1,189,188
1,400,000	Adaro Indonesia PT	4.25%	10/31/2024	1,396,857
3,492,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	3,570,502
4,914,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%	03/10/2055	5,096,508
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(a)	06/30/2034	209,626
2,600,000	AES Espana BV	5.70%(a)	05/04/2028	2,472,888
1,250,000	Agrosuper SA	4.60%	01/20/2032	1,152,393
958,331	AI Candelaria Spain SA	7.50%	12/15/2028	951,012
1,650,000	AI Candelaria Spain SA	5.75%	06/15/2033	1,351,592
3,200,000	AI Candelaria Spain SA	5.75%(a)	06/15/2033	2,621,269
6,342,000	AIB Group PLC (SOFR + 1.91%)	5.87%(a)	03/28/2035	6,688,859
800,000	Altice Financing SA	5.00%(a)	01/15/2028	677,429
805,000	Altice France Holding SA	6.00%(a)	02/15/2028	251,489
1,660,000	Altice France SA	5.50%(a)	10/15/2029	1,164,556
2,623,000	ArcelorMittal SA	6.00%	06/17/2034	2,785,115
340,000	ARD Finance SA 7.25% PIK	6.50%(a)	06/30/2027	76,991
1,305,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	1,350,124
1,093,425	Avation Capital SA 9.00% PIK	8.25%(a)	10/31/2026	1,020,641
4,473,000	Avolon Holdings Funding Ltd.	5.75%(a)	03/01/2029	4,612,600
5,525,000	Avolon Holdings Funding Ltd.	5.75%(a)	11/15/2029	5,704,422
300,000	Banco Continental SAECA	2.75%	12/10/2025	290,943
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(h)	04/22/2031	2,059,906
500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%(a)	07/01/2030	488,758
3,240,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	3,167,151
2,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	2,657,342
500,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%(a)(h)	05/02/2029	537,377
1,400,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	1,376,064
2,650,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	2,615,232
4,555,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	4,483,847
2,800,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(h)	01/10/2028	2,822,767
1,400,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(h)	06/27/2029	1,412,622
5,000,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%	07/15/2028	5,119,084
4,400,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	4,358,102
900,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	966,848
7,403,000	Bank of Montreal (5 yr. Swap Rate USD + 1.43%)	3.80%	12/15/2032	7,195,483

Principal Amount $	Security Description	Rate	Maturity	Value $
5,745,000	Barclays PLC (SOFR + 1.56%)	4.94%	09/10/2030	5,793,990
4,439,000	BAT Capital Corp.	4.54%	08/15/2047	3,751,957
2,900,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	2,760,539
2,200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	2,142,391
1,040,000	Bombardier, Inc.	8.75%(a)	11/15/2030	1,143,297
255,000	Bombardier, Inc.	7.00%(a)	06/01/2032	267,033
1,400,000	Braskem Idesa SAPI	6.99%	02/20/2032	1,104,432
2,500,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	2,504,290
1,400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	1,493,220
4,820,000	CaixaBank SA (SOFR + 2.26%)	6.04%(a)	06/15/2035	5,124,512
2,800,000	Canacol Energy Ltd.	5.75%	11/24/2028	1,483,401
2,900,000	CAP SA	3.90%	04/27/2031	2,385,250
2,100,000	CAP SA	3.90%(a)	04/27/2031	1,727,250
4,007,000	CCL Industries, Inc.	3.05%(a)	06/01/2030	3,678,662
4,500,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(h)	06/08/2026	4,435,325
900,000	Cencosud SA	4.38%	07/17/2027	891,512
4,940,479	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	4,075,895
3,600,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	3,555,050
624,800	Cometa Energia SAB de CV	6.38%	04/24/2035	634,576
4,356,000	Commonwealth Bank of Australia	4.32%(a)	01/10/2048	3,831,159
2,881,000	Cosan Overseas Ltd.	8.25%(h)	11/05/2024	2,957,519
800,000	Credicorp Ltd.	2.75%	06/17/2025	785,278
5,010,000	Credit Agricole SA (SOFR + 1.69%)	5.34%(a)	01/10/2030	5,157,188
5,400,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%(f)(h)	11/29/2027	16,200
2,200,000	CSN Resources SA	5.88%	04/08/2032	1,876,168
1,600,000	CT Trust	5.13%	02/03/2032	1,467,985
2,700,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	2,596,369
14,682	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	14,509
1,788,649	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	24,836
677,803	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	86,821
400,000	eG Global Finance PLC	12.00%(a)	11/30/2028	446,812
4,846,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	5,166,599
1,642,320	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,603,266
4,800,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	4,394,632
1,400,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	1,239,772
1,977,000	Enel Finance International NV	5.13%(a)	06/26/2029	2,025,792
1,700,000	Energuate Trust	5.88%	05/03/2027	1,676,123
183,744	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	183,400
773,370	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	775,303
2,800,000	Freeport Indonesia PT	4.76%	04/14/2027	2,823,109
2,000,000	Freeport Indonesia PT	5.32%	04/14/2032	2,034,712
500,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	496,548
500,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	499,875
1,031,000	Frigorifico Concepcion SA	7.70%	07/21/2028	720,989
1,295,000	Garda World Security Corp.	4.63%(a)	02/15/2027	1,272,646
930,000	Garda World Security Corp.	6.00%(a)	06/01/2029	893,375
1,290,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	1,345,188
4,223,000	Glencore Funding LLC	1.63%(a)	04/27/2026	4,054,164
8,718,000	Glencore Funding LLC	5.37%(a)	04/04/2029	9,016,666
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	2,108,208
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(e)	04/16/2029	1,472,228
470,720	GNL Quintero SA	4.63%	07/31/2029	468,724
300,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	314,996
4,150,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	3,942,261
1,460,000	Grifols SA	4.75%(a)	10/15/2028	1,368,837
6,128,310	Guara Norte Sarl	5.20%	06/15/2034	5,841,695
10,805,000	HSBC Holdings PLC (3 mo. Term SOFR + 1.64%)	6.59%	09/12/2026	10,902,082
299,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	06/01/2028	301,102

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	45

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,505,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	1,572,365
1,300,000	INEOS Finance PLC	7.50%(a)	04/15/2029	1,359,978
3,000,000	InRetail Consumer	3.25%	03/22/2028	2,816,156
1,900,000	InRetail Shopping Malls	5.75%	04/03/2028	1,914,822
575,000	Intelsat Jackson Holdings SA	6.50%(a)	03/15/2030	551,582
1,900,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	1,837,435
200,000	Intercorp Peru Ltd.	3.88%	08/15/2029	187,105
395,920	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	378,104
1,192,690	Invepar Holdings	0.00%(b)(f)	12/30/2028	—
1,600,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%(h)	02/27/2025	1,562,088
988,000	JSW Hydro Energy Ltd.	4.13%(a)	05/18/2031	903,036
1,368,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,250,358
1,700,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	1,655,582
300,000	Kallpa Generacion SA	4.13%	08/16/2027	295,098
625,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	628,144
1,400,000	KUO SAB De CV	5.75%	07/07/2027	1,377,017
1,400,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	1,437,625
1,085,163	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,017,745
2,372,000	Macquarie Airfinance Holdings Ltd.	6.40%(a)	03/26/2029	2,470,494
627,000	Macquarie Airfinance Holdings Ltd.	5.15%(a)	03/17/2030	628,894
515,000	Macquarie Airfinance Holdings Ltd.	6.50%(a)	03/26/2031	543,952
3,100,000	MARB BondCo PLC	3.95%	01/29/2031	2,750,546
1,340,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	1,284,025
700,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	700,739
3,000,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	3,048,030
600,000	MEGlobal BV	4.25%	11/03/2026	593,433
2,100,000	MEGlobal Canada ULC	5.00%	05/18/2025	2,099,148
2,095,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	2,104,784
2,550,000	Mexarrend SAPI de CV	10.25%(a)(f)	07/24/2025	130,050
1,451,616	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,450,775
1,170,000	Millicom International Cellular SA	6.63%	10/15/2026	1,171,082
900,000	Millicom International Cellular SA	5.13%	01/15/2028	875,023
1,800,000	Millicom International Cellular SA	6.25%	03/25/2029	1,791,816
2,100,000	Minerva Luxembourg SA	4.38%	03/18/2031	1,867,406
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,200,235
800,000	Minerva Luxembourg SA	8.88%	09/13/2033	872,898
1,200,000	Minsur SA	4.50%	10/28/2031	1,106,406
4,950,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 1.00%)	5.43%	04/17/2035	5,206,070
1,096,265	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,064,645
1,300,000	Movida Europe SA	7.85%	04/11/2029	1,252,585
1,400,000	Movida Europe SA	7.85%(a)	04/11/2029	1,348,937
3,059,392	MV24 Capital BV	6.75%	06/01/2034	2,993,727
7,065,000	National Australia Bank Ltd.	2.99%(a)	05/21/2031	6,287,655
4,925,000	NatWest Markets PLC	5.41%(a)	05/17/2029	5,123,960
3,703,000	NBN Co. Ltd.	1.45%(a)	05/05/2026	3,544,764
4,200,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(h)	01/15/2025	4,211,572
900,000	Network i2i Ltd. (5 yr. CMT Rate + 3.39%)	3.98%(h)	03/03/2026	877,492
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	1,315,577
1,228,000	Orazul Energy Peru SA	5.63%	04/28/2027	1,209,304
5,900,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	5,732,002
500,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%(a)	09/10/2030	485,763
690,000	Parkland Corp.	4.63%(a)	05/01/2030	651,185
1,000,000	Periama Holdings	5.95%	04/19/2026	998,562
2,382,642	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	2,394,394
500,000	Reliance Industries Ltd.	4.13%	01/28/2025	498,493
10,785,000	Renesas Electronics Corp.	2.17%(a)	11/25/2026	10,276,349

Principal Amount $	Security Description	Rate	Maturity	Value $
1,932,000	Royal Bank of Canada	5.15%	02/01/2034	2,009,974
4,292,181	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	3,111,192
900,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%	08/02/2028	828,801
400,000	Sasol Financing USA LLC	4.38%	09/18/2026	388,841
1,010,000	Seaspan Corp.	5.50%(a)	08/01/2029	962,873
1,100,000	Simpar Europe SA	5.20%	01/26/2031	913,676
5,008,000	Smurfit Kappa Treasury ULC	5.20%(a)	01/15/2030	5,179,228
926,000	South Bow USA Infrastructure Holdings LLC	4.91%(a)	09/01/2027	933,316
1,500,000	Southern Copper Corp.	3.88%	04/23/2025	1,489,587
350,000	Sydney Airport Finance Co. Pty Ltd.	3.63%(a)	04/28/2026	345,606
130,000	Telesat Canada / Telesat LLC	4.88%(a)	06/01/2027	60,162
174,000	Telesat Canada / Telesat LLC	6.50%(a)	10/15/2027	58,605
400,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	410,018
701,343	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	666,617
1,000,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	989,997
500,000	Transelec SA	3.88%	01/12/2029	481,818
3,705,000	Triton Container International Ltd. / TAL International Container Corp.	3.25%	03/15/2032	3,204,978
3,024,000	UBS Group AG (1 Year US Dollar SOFR Swap Rate + 1.86%)	5.38%(a)	09/06/2045	3,095,514
400,000	Unigel Luxembourg SA	8.75%(f)	10/01/2026	100,560
3,500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	3,355,380
1,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	1,611,182
300,000	UPL Corp. Ltd.	4.50%	03/08/2028	272,459
3,350,000	UPL Corp. Ltd.	4.63%	06/16/2030	2,858,388
1,895,000	Vale Overseas Ltd.	6.40%	06/28/2054	1,998,139
1,305,000	Vallourec SACA	7.50%(a)	04/15/2032	1,385,941
700,000	Vedanta Resources Finance II PLC	9.25%(a)	04/23/2026	695,646
2,914,000	Vedanta Resources Ltd.	13.88%	12/09/2028	2,990,353
10,550,000	Weir Group PLC	2.20%(a)	05/13/2026	10,154,663
5,830,000	ZF North America Capital, Inc.	6.88%(a)	04/23/2032	5,854,212
	Total Foreign Corporate Bonds (Cost $405,690,869)			392,267,520

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
3,800,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(h)	04/15/2025	3,861,921
3,100,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	2,839,964
1,800,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,757,047
2,492,470	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,962,986
800,000	Colombia Government International Bond	3.88%	04/25/2027	772,849
10,700,000	Colombia Government International Bond	4.13%	05/15/2051	6,780,281
200,000	Comision Federal de Electricidad	3.35%	02/09/2031	172,976
1,300,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	1,296,425
9,000,000	Ecopetrol SA	5.88%	11/02/2051	6,548,144
2,800,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	2,924,460
200,000	Guatemala Government Bond	4.38%	06/05/2027	195,655
800,000	Guatemala Government Bond	4.88%	02/13/2028	790,078
300,000	Guatemala Government Bond	5.25%	08/10/2029	297,635
2,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	1,996,426
3,561,327	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	3,620,547
2,800,000	Mexico Government International Bond	4.40%	02/12/2052	2,157,821
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,977,111
600,000	OCP SA	4.50%	10/22/2025	595,157

46	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
900,000	Panama Government International Bond	3.88%	03/17/2028	869,974
4,500,000	Panama Government International Bond	3.87%	07/23/2060	2,846,023
900,000	Paraguay Government International Bond	4.70%	03/27/2027	899,550
1,900,000	Pertamina Persero PT	1.40%	02/09/2026	1,820,974
2,400,000	Petroleos del Peru SA	4.75%	06/19/2032	1,898,802
1,200,000	Petroleos del Peru SA	5.63%	06/19/2047	822,992
1,500,000	Petroleos Mexicanos	6.75%	09/21/2047	1,075,754
2,100,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	2,036,961
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $65,083,351)			57,818,513

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 5.5%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.86%(a)(c)(i)	06/15/2054	1,019,716
	Arbor Realty Trust, Inc.
2,347,133	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.28%(a)	08/15/2034	2,344,612
4,681,500	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.56%(a)	11/15/2036	4,688,902
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	7.62%(a)	05/17/2041	4,007,388
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
5,515,000	Series 2015-UBS7-C	4.48%(c)	09/15/2048	4,762,376
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.73%(a)(c)	08/14/2034	1,264,196
	BANK
4,053,988	Series 2017-BNK8-XA	0.84%(c)(i)	11/15/2050	73,936
1,005,000	Series 2020-BN28-AS	2.14%	03/15/2063	859,211
1,910,000	Series 2021-BN32-A4	2.35%	04/15/2054	1,700,792
4,009,000	Series 2021-BN35-A5	2.29%	06/15/2064	3,490,639
3,109,000	Series 2021-BN37-C	3.21%(c)	11/15/2064	2,344,643
11,034,000	Series 2022-BNK39-AS	3.18%	02/15/2055	9,795,696
2,682,000	Series 2022-BNK39-E	2.50%(a)	02/15/2055	1,729,731
	BANK5 Trust
5,478,000	Series 2024-5YR9-A3	5.61%	08/15/2057	5,720,421
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%	11/15/2054	4,026,789
5,364,000	Series 2022-C14-A5	2.95%(c)	02/15/2055	4,832,464
5,785,000	Series 2022-C16-A5	4.60%(c)	06/15/2055	5,798,875
5,500,000	Series 2024-5C29-A3	5.21%	09/15/2057	5,658,810
	Benchmark Mortgage Trust
4,598,000	Series 2020-B18-AGNF	4.14%(a)	07/15/2053	4,360,458
4,549,000	Series 2020-B19-AS	2.15%	09/15/2053	3,703,845
1,091,000	Series 2020-B19-C	3.21%	09/15/2053	806,378
89,076,544	Series 2021-B28-XA	1.38%(c)(i)	08/15/2054	5,394,066
10,350,000	Series 2022-B32-AS	3.53%(c)	01/15/2055	8,991,562
5,600,000	Series 2024-V10-A3	5.28%	10/15/2029	5,772,267
5,000,000	Series 2024-V8-A2	5.71%	07/15/2057	5,239,383
5,443,000	Series 2024-V9-A3	5.60%	08/15/2057	5,654,651
	BMO Mortgage Trust
653,000	Series 2024-5C3-AS	6.29%(c)	02/15/2057	689,377
5,539,000	Series 2024-5C6-A3	5.32%	09/15/2057	5,708,912
	BrightSpire Capital, Inc.
3,136,644	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.23%(a)	08/19/2038	3,126,400
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.36%(a)	09/15/2035	5,636,397
	BX Trust
11,798,000	Series 2019-OC11-E	4.08%(a)(c)	12/09/2041	10,603,025

Principal Amount $	Security Description	Rate	Maturity	Value $
	CFCRE Commercial Mortgage Trust
2,069,742	Series 2016-C6-A2	2.95%	11/10/2049	2,020,448
3,267,000	Series 2017-C8-B	4.20%(c)	06/15/2050	3,069,346
	Citigroup Commercial Mortgage Trust
1,369,267	Series 2015-GC27-XA	1.39%(c)(i)	02/10/2048	1,881
35,389,042	Series 2016-P3-XA	1.81%(c)(i)	04/15/2049	473,668
38,283,953	Series 2016-P4-XA	2.05%(c)(i)	07/10/2049	881,408
64,837,216	Series 2016-P5-XA	1.51%(c)(i)	10/10/2049	1,229,314
3,403,000	Series 2017-C4-B	4.10%(c)	10/12/2050	3,195,845
4,534,000	Series 2019-GC41-B	3.20%	08/10/2056	3,944,559
8,478,000	Series 2020-555-F	3.62%(a)(c)	12/10/2041	6,686,042
10,383,000	Series 2022-GC48-A5	4.74%(c)	05/15/2054	10,379,831
	Citigroup/Deutsche Bank Commercial Mortgage Trust
50,326,769	Series 2016-C1-XA	1.51%(c)(i)	05/10/2049	633,508
	Commercial Mortgage Pass Through Certificates
1,335,059	Series 2014-CR16-B	4.58%	04/10/2047	1,285,073
3,325,000	Series 2015-CR25-B	4.67%(c)	08/10/2048	3,253,032
48,274,994	Series 2015-CR26-XA	1.04%(c)(i)	10/10/2048	202,673
4,310,000	Series 2015-LC21-C	4.46%(c)	07/10/2048	4,056,532
41,047,445	Series 2016-DC2-XA	1.07%(c)(i)	02/10/2049	321,048
	Computershare Corporate Trust
4,891,000	Series 2015-C31-C	4.75%(c)	11/15/2048	4,664,631
31,918,761	Series 2015-NXS1-XA	1.12%(c)(i)	05/15/2048	20,540
48,179,569	Series 2015-P2-XA	1.07%(c)(i)	12/15/2048	363,500
56,700,157	Series 2016-NXS6-XA	1.74%(c)(i)	11/15/2049	1,101,945
2,638,000	Series 2018-C45-C	4.73%	06/15/2051	2,485,343
7,228,000	Series 2018-C46-C	5.13%(c)	08/15/2051	6,544,949
5,000,000	Series 2018-C47-C	5.08%(c)	09/15/2061	4,720,156
6,546,000	Series 2018-C48-C	5.30%(c)	01/15/2052	6,107,083
19,681,482	Series 2019-C49-XA	1.42%(c)(i)	03/15/2052	825,709
10,776,000	Series 2019-C50-C	4.35%	05/15/2052	9,683,966
2,705,000	Series 2020-C55-B	3.14%	02/15/2053	2,407,476
1,018,000	Series 2020-C58-A3	1.81%	07/15/2053	895,245
5,510,000	Series 2020-C58-B	2.70%	07/15/2053	4,562,310
117,477,301	Series 2021-C59-XA	1.64%(c)(i)	04/15/2054	8,198,012
2,436,000	Series 2021-C61-C	3.31%	11/15/2054	2,001,685
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.77%(a)(c)	10/10/2043	5,607,702
	CSAIL Commercial Mortgage Trust
34,715,859	Series 2016-C6-XA	2.02%(c)(i)	01/15/2049	632,224
6,000,000	Series 2018-C14-C	5.04%(c)	11/15/2051	5,243,768
400,000	Series 2018-CX12-B	4.61%(c)	08/15/2051	378,727
9,269,000	Series 2019-C16-B	3.88%	06/15/2052	8,440,376
62,037,538	Series 2020-C19-XA	1.21%(c)(i)	03/15/2053	2,829,154
	DOLP Trust
4,550,000	Series 2021-NYC-D	3.70%(a)(c)	05/10/2041	3,623,723
	Greystone Commercial Real Estate Notes
5,116,274	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	5,108,318
	GS Mortgage Securities Corp. II
275,037	Series 2011-GC5-XA	0.09%(a)(c)(i)	08/10/2044	3
6,484,000	Series 2014-GC26-D	4.62%(a)(c)	11/10/2047	3,992,199
2,635,000	Series 2015-GC32-B	4.54%(c)	07/10/2048	2,577,369
89,420,648	Series 2015-GS1-XA	0.90%(c)(i)	11/10/2048	509,796
1,825,000	Series 2016-GS2-C	4.85%(c)	05/10/2049	1,747,296
43,514,917	Series 2016-GS2-XA	1.88%(c)(i)	05/10/2049	766,720
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	6.64%(a)	07/15/2035	151,549
1,070,000	Series 2019-GC42-A3	2.75%	09/10/2052	986,028
	JP Morgan Chase Commercial Mortgage Securities
46,923,596	Series 2015-JP1-XA	1.03%(c)(i)	01/15/2049	333,397
1,000,000	Series 2019-COR4-C	4.94%(c)	03/10/2052	824,220
7,958,000	Series 2020-LOOP-E	3.99%(a)(c)	12/05/2038	1,237,446
	JPMBB Commercial Mortgage Securities Trust
2,766,125	Series 2014-C23-C	4.71%(c)	09/15/2047	2,679,303
7,330,408	Series 2014-C23-D	4.21%(a)(c)	09/15/2047	6,361,116
21,917,938	Series 2014-C25-XA	0.90%(c)(i)	11/15/2047	390
1,684,000	Series 2015-C27-B	3.90%	02/15/2048	1,523,085
7,860,000	Series 2015-C27-D	3.92%(a)(c)	02/15/2048	1,926,056
4,987,000	Series 2015-C29-C	4.33%(c)	05/15/2048	4,373,555
44,929,988	Series 2015-C30-XA	0.55%(c)(i)	07/15/2048	84,432
34,100,978	Series 2015-C31-XA	0.95%(c)(i)	08/15/2048	147,964

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	47

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%	06/15/2049	7,075,092
43,575,578	Series 2016-C2-XA	1.62%(c)(i)	06/15/2049	695,715
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.56%(a)	07/15/2036	4,955,900
	LSTAR Commercial Mortgage Trust
5,425,000	Series 2016-4-C	4.76%(a)(c)	03/10/2049	5,088,917
	MF1 Multifamily Housing Mortgage Loan Trust
5,500,000	Series 2023-FL12-B (1 mo. Term SOFR + 3.18%, 3.18% Floor)	8.14%(a)	10/19/2038	5,529,166
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.70%(a)	08/18/2041	911,737
	Morgan Stanley Bank of America Merrill Lynch Trust
3,000,000	Series 2014-C18-C	4.83%(c)	10/15/2047	2,918,890
20,093,330	Series 2015-C20-XA	1.31%(c)(i)	02/15/2048	21,492
75,089,000	Series 2015-C23-XB	0.27%(a)(c)(i)	07/15/2050	80,570
39,994,990	Series 2016-C30-XA	1.42%(c)(i)	09/15/2049	641,876
6,364,000	Series 2017-C33-B	4.11%	05/15/2050	6,048,712
	Morgan Stanley Capital I, Inc.
23,157,718	Series 2016-UB11-XA	1.57%(c)(i)	08/15/2049	463,145
	Natixis Commercial Mortgage Securities Trust
2,108,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2035	937,553
	NJ Trust
2,300,000	Series 2023-GSP-A	6.70%(a)(c)	01/06/2029	2,442,504
	Ready Capital Corp.
4,750,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.17%(a)	11/25/2036	4,709,340
	SG Commercial Mortgage Securities LLC
1,789,000	Series 2016-C5-B	3.93%	10/10/2048	1,663,932
38,657,416	Series 2016-C5-XA	1.98%(c)(i)	10/10/2048	862,118
	SLG Office Trust
10,336,000	Series 2021-OVA-E	2.85%(a)	07/15/2041	8,385,754
	UBS Commercial Mortgage Trust
8,911,000	Series 2017-C1-B	4.04%	06/15/2050	8,172,725
2,491,000	Series 2017-C6-B	4.15%(c)	12/15/2050	2,282,401
1,450,000	Series 2017-C7-B	4.29%(c)	12/15/2050	1,371,809
6,958,000	Series 2017-C7-C	4.74%(c)	12/15/2050	6,457,223
4,189,000	Series 2018-C11-C	5.04%(c)	06/15/2051	3,595,278
2,896,000	Series 2018-C12-C	5.19%(c)	08/15/2051	2,628,115
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65%(a)(c)	03/10/2046	1,374,238
7,795,924	Series 2013-C5-C	3.84%(a)(c)	03/10/2046	6,573,016
1,374,000	Series 2013-C5-D	3.84%(a)(c)	03/10/2046	1,009,337
	VMC Finance LLC
4,000,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.74%(a)	02/18/2039	4,026,808
	Wachovia Bank Commercial Mortgage Trust
7,925	Series 2006-C29-IO	0.49%(c)(i)	11/15/2048	22
	WF-RBS Commercial Mortgage Trust
2,386,219	Series 2014-C21-XA	0.70%(c)(i)	08/15/2047	31
6,841,582	Series 2014-C22-XA	0.63%(c)(i)	09/15/2057	93
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $499,687,993)			379,032,101

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.9%
	Adjustable Rate Mortgage Trust
5,913,887	Series 2007-1-4A1	5.75%(c)	03/25/2037	3,776,095
19,257	Series 2007-3-1A1	5.41%(a)(c)	11/25/2037	18,618
	AlphaFlow Transitional Mortgage Trust
1,295,038	Series 2021-WL1-A1	3.28%(a)(j)	01/25/2026	1,269,431

Principal Amount $	Security Description	Rate	Maturity	Value $
	AMSR Trust
3,100,000	Series 2019-SFR1-E	3.47%(a)	01/19/2039	2,988,568
10,000,000	Series 2021-SFR1-F	3.60%(a)	06/17/2038	9,164,011
3,000,000	Series 2021-SFR2-E1	2.48%(a)	08/17/2038	2,843,548
2,500,000	Series 2021-SFR2-E2	2.58%(a)	08/17/2038	2,357,465
4,500,000	Series 2021-SFR2-F1	3.28%(a)	08/17/2038	4,260,109
2,000,000	Series 2021-SFR2-F2	3.67%(a)	08/17/2038	1,889,178
8,900,000	Series 2023-SFR2-A	3.95%(a)	06/17/2040	8,685,511
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,747,680	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	07/25/2036	2,925,847
13,685,728	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	07/25/2036	3,725,332
	Banc of America Funding Corp.
130,379	Series 2005-G-A3	2.27%(c)	10/20/2035	88,940
52,200	Series 2006-2-6A2	5.50%	03/25/2036	51,574
80,055	Series 2006-6-1A2	6.25%	08/25/2036	68,978
	Bear Stearns Asset Backed Securities Trust
256,078	Series 2007-SD1-1A3A	6.50%	10/25/2036	96,977
	CAFL Issuer LLC
5,468,743	Series 2021-RTL1-A1	2.24%(a)(j)	03/28/2029	5,416,501
	Carrington Mortgage Loan Trust
5,145,487	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	5.12%	01/25/2037	4,582,325
	Chase Mortgage Finance Corp.
778,963	Series 2007-S3-2A1	5.50%	05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00%(a)(c)	10/25/2059	5,645,958
	Citigroup Mortgage Loan Trust, Inc.
3,825,498	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.18%, 0.07% Floor)	5.04%	01/25/2037	1,636,314
23,848,082	Series 2019-A-PT1	3.92%(a)	10/25/2058	19,871,271
40,484,022	Series 2021-RP2-A1	1.75%(a)(c)	03/25/2065	36,310,067
5,674,000	Series 2021-RP2-M1	3.25%(a)(c)	03/25/2065	4,949,556
4,752,000	Series 2021-RP2-M2	3.40%(a)(c)	03/25/2065	3,960,315
4,413,000	Series 2021-RP2-M3	3.40%(a)(c)	03/25/2065	3,560,693
12,948,470	Series 2021-RP2-PT1	5.75%(a)(c)	03/25/2065	11,013,774
	Citimortgage Alternative Loan Trust
52,360	Series 2006-A2-A2	6.00%	05/25/2036	49,159
29,474	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	24,290
210,788	Series 2007-A1-1A7	6.00%	01/25/2037	188,844
6,555,005	Series 2007-A2-1A5	6.00%	02/25/2037	6,112,188
2,984,881	Series 2007-A5-1A10	5.75%	05/25/2037	2,744,291
	CitiMortgage, Inc.
19,901	Series 2005-1-1A4	5.50%	02/25/2035	19,325
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38%(a)	12/15/2052	819,767
	Countrywide Alternative Loan Trust
59,317	Series 2005-20CB-1A1	5.50%	07/25/2035	48,157
119,399	Series 2005-28CB-3A6	6.00%	08/25/2035	48,384
11,738,535	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	5.42%	09/25/2035	6,945,213
422,356	Series 2005-46CB-A22	5.25%	10/25/2035	296,430
6,630,970	Series 2005-49CB-A2	5.50%	11/25/2035	4,390,113
62,767	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%	10/25/2035	37,895
247,972	Series 2006-26CB-A9	6.50%	09/25/2036	128,656
5,920,267	Series 2006-42-1A8	6.00%	01/25/2047	3,194,086
925,502	Series 2007-12T1-A1	6.00%	06/25/2037	437,296
5,860,217	Series 2007-12T1-A3	6.00%	06/25/2037	2,768,932
1,007,221	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	5.42%	08/25/2037	335,586
291,666	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	13.17%(k)	08/25/2037	456,502

48	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
52,921	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	7.04%(k)	08/25/2037	53,616
242,555	Series 2007-18CB-2A17	6.00%	08/25/2037	152,638
1,319,048	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	5.47%	09/25/2037	484,110
1,295,740	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	1.53%(i)(k)	09/25/2037	208,358
5,605,999	Series 2007-8CB-A1	5.50%	05/25/2037	2,984,620
4,187,169	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	06/25/2047	3,225,792
	Countrywide Home Loan Mortgage Pass Through Trust
139,785	Series 2005-28-A7	5.25%	10/25/2024	73,882
403,669	Series 2007-10-A5	6.00%	07/25/2037	184,963
151,247	Series 2007-15-1A16	6.25%	09/25/2037	93,186
420,601	Series 2007-3-A17	6.00%	04/25/2037	207,053
	Credit Suisse First Boston Mortgage Securities Corp.
47,967	Series 2005-10-5A5	5.50%	11/25/2035	35,331
	Credit Suisse Management LLC
526,211	Series 2005-8-1A3	5.25%	09/25/2035	423,342
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%	05/25/2036	886,431
19,564	Series 2006-4-7A1	5.50%	10/25/2024	11,614
62,264	Series 2007-1-3A1	6.00%	10/25/2024	8,082
8,742	Series 2007-2-2A1	5.00%	03/25/2037	6,603
3,004,306	Series 2009-3R-19A2	6.00%(a)	01/27/2038	1,430,524
583,006	Series 2010-4R-3A17	6.00%(a)(c)	06/26/2037	536,915
28,113,152	Series 2020-RPL1-PT1	3.32%(a)(c)	10/25/2069	22,763,019
9,035,400	Series 2020-RPL4-M1	2.50%(a)	01/25/2060	7,013,363
1,951,266	Series 2021-JR1-A1	5.47%(a)(c)	09/27/2066	1,945,887
	Credit-Based Asset Servicing and Securitization LLC
6,002,217	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.28%(a)	05/25/2046	5,148,888
	Deutsche ALT-A Securities, Inc.
4,185,735	Series 2005-6-2A1	5.50%	12/25/2035	3,560,897
3,596,822	Series 2005-AR2-2A1	5.28%(c)	10/25/2035	2,293,036
6,545,906	Series 2007-OA1-A1 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	5.12%	02/25/2047	3,796,303
	Deutsche Mortgage Securities, Inc.
357,099	Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.83%(a)(k)	04/15/2036	331,574
23,491	Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61% Cap)	4.66%(a)(k)	04/15/2036	21,993
609,917	Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12% Cap)	4.83%(a)(k)	04/15/2036	554,993
	Fannie Mae Connecticut Avenue Securities
5,361,773	Series 2024-R03-2M1 (30 day avg SOFR US + 1.15%, 0.00% Floor)	6.41%(a)	03/25/2044	5,366,249
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	5.28%	11/25/2036	13,312,220
10,206,407	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	03/25/2037	5,344,990
	First Horizon Alternative Mortgage Securities
196,378	Series 2006-FA2-1A5	6.00%	05/25/2036	83,964
34,033	Series 2006-RE1-A1	5.50%(c)	05/25/2035	22,702
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85%(a)(c)	10/25/2026	15,515,967
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41%(a)(c)	08/25/2066	5,297,767
	GMAC Mortgage Corp. Loan Trust
1,154,406	Series 2006-J1-A6	5.75%	04/25/2036	1,020,849

Principal Amount $	Security Description	Rate	Maturity	Value $
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29%(a)(c)	09/27/2060	6,984,081
	GSAA Trust
3,783	Series 2005-7-AF5	5.11%(j)	05/25/2035	3,717
808,942	Series 2007-10-A1A	6.00%	11/25/2037	466,213
929,401	Series 2007-10-A2A	6.50%	11/25/2037	371,498
	GSR Mortgage Loan Trust
1,439,249	Series 2006-3F-4A1	6.00%	03/25/2036	782,797
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.41%	08/25/2046	5,229,443
44,686	Series 2007-1F-2A2	5.50%	01/25/2037	137,396
	Harborview Mortgage Loan Trust
9,451,243	Series 2005-7-2A1 (1 mo. Term SOFR + 0.68%, 0.57% Floor, 11.00% Cap)	5.65%	06/19/2045	5,265,745
	Home Partners of America Trust
2,487,729	Series 2021-1-D	2.48%(a)	09/17/2041	2,161,791
1,143,512	Series 2021-1-E	2.58%(a)	09/17/2041	978,100
1,286,873	Series 2021-1-F	3.33%(a)	09/17/2041	1,085,679
	Homeward Opportunities Fund I Trust
5,250,000	Series 2020-2-M1	3.90%(a)(c)	05/25/2065	5,043,768
	HSI Asset Securitization Corp.
21,903,657	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	10/25/2036	6,266,376
9,198,343	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	04/25/2037	6,269,365
	Impac Secured Assets CMN Owner Trust
21,551,769	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	5.51%	02/25/2037	19,235,515
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45%(a)(c)	01/25/2057	2,080,409
	Indymac IMSC Mortgage Loan Trust
1,343,932	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	07/25/2047	894,729
1,336,454	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	5.59%	07/25/2047	941,483
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25%(a)	09/17/2041	12,364,282
	JP Morgan Alternative Loan Trust
2,397,060	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	5.66%	01/25/2036	2,318,646
7,507	Series 2006-S2-A4	6.69%(j)	05/25/2036	7,723
2,016,045	Series 2006-S3-A4	6.81%(j)	08/25/2036	1,955,499
23,263	Series 2006-S3-A6	6.62%(j)	08/25/2036	22,874
22,326	Series 2006-S4-A6	6.21%(j)	12/25/2036	22,768
	JP Morgan Mortgage Acquisition Corp.
13,060,352	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	07/25/2036	5,662,556
14,908,943	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	08/25/2036	10,978,551
12,479,077	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	5.18%	12/25/2036	6,687,451
	JP Morgan Mortgage Trust
159,300	Series 2007-S3-1A7	6.00%	08/25/2037	74,881
	Legacy Mortgage Asset Trust
21,249,375	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	18,437,322
7,143,273	Series 2021-GS3-A2	6.25%(a)(j)	07/25/2061	7,037,924
	Lehman Mortgage Trust
367,631	Series 2006-3-1A5	6.00%	07/25/2036	186,593
24,952	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	7.82%(k)	01/25/2037	25,798
86,465	Series 2007-2-1A1	5.75%	02/25/2037	58,721

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	49

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lehman XS Trust
3,028,441	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	5.24%	02/25/2036	2,764,275
2,815,582	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	02/25/2037	2,685,223
8,945,482	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.22%	08/25/2047	7,852,494
8,286,307	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	03/25/2037	7,590,068
	Long Beach Mortgage Loan Trust
33,709,705	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.35%	03/25/2046	12,237,041
13,122,992	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	5.33%	05/25/2046	4,094,696
15,142,419	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	5.27%	07/25/2036	6,001,934
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%	03/25/2035	57,393
4,460,745	Series 2006-1-A5	6.00%	02/25/2036	2,039,983
32,352	Series 2007-1-2A7	6.00%	10/25/2036	9,859
	Mastr Asset Backed Securities Trust
11,022,693	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	11/25/2035	6,379,820
	MASTR Asset Securitization Trust
726,967	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	431,856
	Merrill Lynch Alternative Note Asset
1,617,296	Series 2007-F1-2A8	6.00%	03/25/2037	582,692
7,364,977	Series 2007-OAR4-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	08/25/2037	6,290,475
	Merrill Lynch Mortgage Investors, Inc.
4,985,029	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	03/25/2037	3,813,293
	Morgan Stanley ABS Capital I, Inc.
7,310,170	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	5.25%	08/25/2036	3,726,914
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%	11/25/2033	14,301
417,545	Series 2005-7-7A4	5.50%	11/25/2035	389,767
1,401,494	Series 2006-7-3A	5.10%(c)	06/25/2036	771,497
24,730,841	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	12/25/2036	8,731,874
7,618,665	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	04/25/2037	2,095,818
	Morgan Stanley Reremic Trust
73,183	Series 2010-R6-5C	5.75%(a)(c)	05/26/2037	69,681
	MortgageIT Trust
13,594,719	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.41%	06/25/2047	11,185,195
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.70%	10/25/2035	5,287,814
	Nomura Asset Acceptance Corp.
158,855	Series 2006-AP1-A2	5.52%(c)	01/25/2036	45,380
	Nomura Home Equity Loan, Inc.
493,574	Series 2006-AF1-A2	6.30%(j)	10/25/2036	107,224
833,010	Series 2007-1-1A1	6.56%(j)	02/25/2037	229,417
	NRZ Excess Spread-Collateralized Notes
2,524,387	Series 2020-PLS1-A	3.84%(a)	12/25/2025	2,478,494

Principal Amount $	Security Description	Rate	Maturity	Value $
	Option One Mortgage Loan Trust
27,401	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	5.94%	11/25/2034	27,967
16,164,395	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%	07/25/2037	14,275,734
	PennyMac Mortgage Investment Trust
1,499,829	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.06%(a)	11/27/2031	1,505,882
3,292,876	Series 2020-1R-A (30 day avg SOFR US + 3.46%, 2.35% Floor)	8.71%(a)	02/25/2025	3,294,781
15,000,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.97%(a)	03/25/2026	15,076,365
	PR Mortgage Loan Trust
4,609,925	Series 2014-1-APT	5.86%(a)(c)	10/25/2049	4,437,929
	Pretium Mortgage Credit Partners LLC
4,032,617	Series 2021-RN2-A1	4.74%(a)(j)	07/25/2051	3,989,289
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53%(a)	07/17/2038	3,234,824
4,666,000	Series 2021-SFR6-F	3.42%(a)	07/17/2038	4,429,807
5,100,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	4,789,017
	PRPM LLC
2,181,279	Series 2021-3-A1	4.87%(a)(j)	04/25/2026	2,175,307
2,525,618	Series 2021-7-A1	4.87%(a)(j)	08/25/2026	2,519,296
1,439,135	Series 2021-9-A1	2.36%(a)(j)	10/25/2026	1,440,372
10,789,556	Series 2024-4-A1	6.41%(a)(j)	08/25/2029	10,928,072
	RALI Trust
112,678	Series 2005-QS14-3A3	6.00%	09/25/2035	95,335
142,132	Series 2006-QS10-A4	5.75%	08/25/2036	117,693
1,550,944	Series 2006-QS10-A9	6.50%	08/25/2036	1,336,589
1,627,819	Series 2006-QS4-A10	6.00%	04/25/2036	1,324,131
320,006	Series 2006-QS6-1A15	6.00%	06/25/2036	252,672
1,509	Series 2006-QS6-2A1	6.00%	10/25/2024	–
19,170,723	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	5.43%	06/25/2037	7,988,640
551,237	Series 2007-QS3-A4	6.25%	02/25/2037	455,168
2,008,656	Series 2007-QS9-A33	6.50%	07/25/2037	1,657,233
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	5.57%	01/25/2036	10,011,690
	RBSGC Mortgage Pass Through Certificates
6,123,854	Series 2005-A-3A	6.00%	04/25/2035	2,402,674
	Residential Asset Securitization Trust
154,629	Series 2005-A10-A3	5.50%	09/25/2035	74,126
218,968	Series 2005-A11-2A4	6.00%	10/25/2035	96,528
1,614,518	Series 2006-A6-1A1	6.50%	07/25/2036	466,373
110,032	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	8.52%(k)	01/25/2046	110,943
	Residential Mortgage Loan Trust
5,154,000	Series 2020-1-M1	3.24%(a)(c)	01/26/2060	4,969,235
	RFMSI Trust
36,565	Series 2006-S10-1A2	6.00%	10/25/2036	28,887
370,497	Series 2007-S2-A4	6.00%	02/25/2037	278,828
280,235	Series 2007-S3-1A4	6.00%	03/25/2037	206,142
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	5.91%	10/25/2035	5,277,788
	Securitized Asset Backed Receivables LLC
14,286,879	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	5.29%(a)	04/25/2037	9,489,692
17,864,757	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	5.11%	04/25/2037	11,904,551
12,672,306	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	5.41%	04/25/2037	8,443,823

50	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,279,535	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	5.53%	04/25/2037	1,518,866
19,572,876	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	5.29%	12/25/2036	4,458,186
	Securitized Mortgage Asset Loan Trust
22,060,296	Series 2015-1-PC	2.84%(a)(c)	02/25/2054	18,968,908
	Sequoia Mortgage Trust
3,158,780	Series 2007-3-2AA1	4.66%(c)	07/20/2037	2,412,894
	Soundview Home Equity Loan Trust
6,251,344	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	5.97%	09/25/2037	4,446,506
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73%(a)(c)	02/25/2050	5,096,948
	Structured Asset Investment Loan Trust
10,253,848	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.15%	09/25/2036	6,387,135
	Structured Asset Securities Corp.
659,830	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	5.32%(a)	03/25/2035	573,860
659,830	Series 2005-RF1-AIO	0.00%(a)(c)(i)	03/25/2035	822
	VCAT Asset Securitization LLC
903,719	Series 2021-NPL4-A1	4.87%(a)(j)	08/25/2051	894,308
5,652,936	Series 2021-NPL6-A1	4.92%(a)(j)	09/25/2051	5,601,216
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91%(a)	04/25/2048	860,991
503,741	Series 2018-1-M2	4.26%(a)	04/25/2048	463,391
310,595	Series 2018-1-M3	4.41%(a)	04/25/2048	280,911
1,446,731	Series 2019-1-M1	3.94%(a)(c)	03/25/2049	1,343,783
704,093	Series 2019-1-M2	4.01%(a)(c)	03/25/2049	636,855
614,086	Series 2019-1-M3	4.12%(a)(c)	03/25/2049	543,965
	Vericrest Opportunity Loan Transferee
2,167,931	Series 2021-CF1-A1	4.99%(a)(j)	08/25/2051	2,154,111
1,428,306	Series 2021-CF2-A1	2.49%(a)(j)	11/27/2051	1,417,961
4,896,946	Series 2021-NP12-A1	2.73%(a)(j)	12/26/2051	4,880,426
398,316	Series 2021-NPL1-A1	4.89%(a)(j)	02/27/2051	396,422
1,686,418	Series 2021-NPL5-A1	5.12%(a)(j)	03/27/2051	1,680,807
2,020,338	Series 2021-NPL6-A1	5.24%(a)(j)	04/25/2051	2,022,253
	Verus Securitization Trust
9,955,645	Series 2024-INV2-A1	5.33%(a)(j)	08/26/2069	10,018,210
	WaMu Mortgage Pass Through Certificates
4,170,268	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	6.00%	10/25/2046	3,554,597
1,265,044	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	6.37%	01/25/2047	1,143,490
4,127,650	Series 2007-HY7-2A1	4.15%(c)	07/25/2037	3,678,799
	Washington Mutual Alternative Mortgage Pass-Through Certificates
68,491	Series 2005-1-2A	6.00%	03/25/2035	58,807
371,222	Series 2006-1-3A1	5.75%	02/25/2036	347,498
1,001,065	Series 2006-2-4CB	6.00%	03/25/2036	978,943
6,947,820	Series 2006-8-A5	4.13%(j)	10/25/2036	2,418,678
3,087,674	Series 2006-8-A6	4.13%(j)	10/25/2036	1,075,773
6,543,234	Series 2007-2-1A2	6.00%	04/25/2037	5,380,725
4,589,026	Series 2007-2-1A3	6.00%	04/25/2037	3,773,713
589,334	Series 2007-3-A6	6.00%	04/25/2037	526,431
48,932	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	9.66%(k)	06/25/2037	59,667
6,022,808	Series 2007-5-A3	7.00%	06/25/2037	4,876,220
	Wells Fargo Alternative Loan Trust
306,305	Series 2007-PA5-1A1	6.25%	11/25/2037	271,597
	Wells Fargo Mortgage Backed Securities Trust
7,016	Series 2005-AR14-A6	7.35%(c)	08/25/2035	6,850
385,860	Series 2006-7-2A1	6.00%	06/25/2036	345,333
16,587	Series 2007-7-A1	6.00%	06/25/2037	15,187
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $904,335,665)			747,293,397

Principal Amount $	Security Description	Rate	Maturity	Value $
US CORPORATE BONDS - 15.8%
780,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	811,892
5,404,000	AbbVie, Inc.	4.70%	05/14/2045	5,232,724
2,845,000	AbbVie, Inc.	5.50%	03/15/2064	3,040,270
1,015,000	Academy Ltd.	6.00%(a)	11/15/2027	1,018,498
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	390,975
1,650,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	1,512,640
620,000	Acushnet Co.	7.38%(a)	10/15/2028	654,186
655,000	AdaptHealth LLC	5.13%(a)	03/01/2030	613,625
1,240,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	1,267,824
2,895,000	AEP Texas, Inc.	5.45%	05/15/2029	3,020,898
882,000	AEP Transmission Co. LLC	5.40%	03/15/2053	915,165
765,000	Aethon United BR LP / Aethon United Finance Corp.	8.25%(a)	02/15/2026	774,517
1,225,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	1,242,101
1,810,000	AGCO Corp.	5.80%	03/21/2034	1,893,535
2,492,000	Agree LP	2.60%	06/15/2033	2,078,620
4,870,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	3,254,967
984,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	942,511
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	1,141,617
735,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	743,626
1,660,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	1,697,096
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	550,197
355,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	279,833
750,000	Amentum Escrow Corp.	7.25%(a)	08/01/2032	783,411
1,290,000	American Airlines, Inc.	8.50%(a)	05/15/2029	1,369,515
600,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	551,448
7,338,000	American Homes 4 Rent LP	5.50%	02/01/2034	7,582,330
2,060,000	American National Group, Inc.	5.75%	10/01/2029	2,073,313
2,409,000	American Tower Corp.	5.55%	07/15/2033	2,525,855
7,276,000	Amgen, Inc.	5.75%	03/02/2063	7,686,128
1,040,000	AmWINS Group, Inc.	4.88%(a)	06/30/2029	998,092
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	539,346
190,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	151,695
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	1,267,352
495,000	Arcosa, Inc.	6.88%(a)	08/15/2032	518,465
685,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.	5.25%(a)	08/15/2027	511,260
1,249,000	Ares Capital Corp.	5.95%	07/15/2029	1,282,680
4,913,000	Arizona Public Service Co.	5.70%	08/15/2034	5,189,391
4,169,000	Arrow Electronics, Inc.	3.88%	01/12/2028	4,073,177
375,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	402,875
365,000	Artera Services LLC	8.50%(a)	02/15/2031	361,680
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	656,857
1,015,000	AssuredPartners, Inc.	5.63%(a)	01/15/2029	978,029
14,735,000	AT&T, Inc.	3.50%	09/15/2053	10,834,132
1,015,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	975,801
4,045,000	Athene Global Funding	5.35%(a)	07/09/2027	4,132,172
5,458,000	Athene Holding Ltd.	6.25%	04/01/2054	5,823,539
4,130,000	Atlassian Corp.	5.25%	05/15/2029	4,272,044
7,569,000	Aviation Capital Group LLC	1.95%(a)	09/20/2026	7,173,148
3,635,000	Aviation Capital Group LLC	5.38%(a)	07/15/2029	3,715,003
240,000	Avient Corp.	6.25%(a)	11/01/2031	246,223
4,215,000	Bank of America Corp. (SOFR + 1.21%)	2.57%	10/20/2032	3,697,024
3,952,000	Bank of America Corp. (SOFR + 1.65%)	5.47%	01/23/2035	4,157,457
11,216,000	Bank of America Corp. (5 yr. CMT Rate + 1.20%)	2.48%	09/21/2036	9,467,725

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	51

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
4,385,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%	07/22/2032	4,538,689
1,500,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,588,125
485,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	397,649
1,080,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	846,174
300,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	168,267
93,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	85,014
1,140,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	1,144,779
1,135,000	Beacon Roofing Supply, Inc.	6.50%(a)	08/01/2030	1,175,792
4,540,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	3,194,146
2,427,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	2,051,123
1,882,000	Berry Global, Inc.	4.88%(a)	07/15/2026	1,880,724
2,930,000	Berry Global, Inc.	5.65%(a)	01/15/2034	3,010,640
4,792,000	Black Hills Corp.	6.00%	01/15/2035	5,105,653
3,120,000	BlackRock Funding, Inc.	5.25%	03/14/2054	3,235,541
6,442,000	BlackRock Funding, Inc.	5.35%	01/08/2055	6,786,644
610,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%(a)	07/15/2032	640,646
400,000	Boost Newco Borrower LLC	7.50%(a)	01/15/2031	429,551
3,936,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	4,006,368
4,912,000	BP Capital Markets America, Inc.	5.23%	11/17/2034	5,116,032
740,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	793,355
2,838,000	Brighthouse Financial Global Funding	2.00%(a)	06/28/2028	2,571,089
7,902,000	Broadcom, Inc.	3.42%(a)	04/15/2033	7,182,375
6,378,000	Broadcom, Inc.	3.19%(a)	11/15/2036	5,408,217
4,942,000	Brown & Brown, Inc.	5.65%	06/11/2034	5,187,623
1,730,000	Buckeye Partners LP	6.88%(a)	07/01/2029	1,773,977
1,595,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	1,658,156
6,228,000	Bunge Ltd. Finance Corp.	4.65%	09/17/2034	6,216,969
3,506,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	3,629,324
2,399,000	Cadence Design Systems, Inc.	4.70%	09/10/2034	2,414,893
1,295,000	Caesars Entertainment, Inc.	6.50%(a)	02/15/2032	1,340,376
890,000	Calpine Corp.	4.50%(a)	02/15/2028	869,596
2,495,000	Campbell Soup Co.	5.40%	03/21/2034	2,617,345
1,915,000	Carnival Corp.	5.75%(a)	03/01/2027	1,940,618
830,000	Carnival Corp.	7.00%(a)	08/15/2029	882,664
485,000	Carvana Co. 9.00% Cash or 12.00% PIK	12.00%(a)	12/01/2028	509,782
485,000	Carvana Co. 11.00% Cash or 13.00% PIK	13.00%(a)	06/01/2030	527,782
224,000	Castle US Holding Corp.	9.50%(a)	02/15/2028	97,440
305,000	Catalent Pharma Solutions, Inc.	3.50%(a)	04/01/2030	300,248
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	1,305,067
2,520,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	2,319,878
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	1,058,566
665,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%	07/15/2029	653,871
8,500,000	Centene Corp.	2.50%	03/01/2031	7,313,193
910,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%(a)	06/15/2029	947,292
5,314,000	CF Industries, Inc.	5.38%	03/15/2044	5,235,495
1,905,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	1,972,435
5,139,000	Cheniere Energy, Inc.	4.63%	10/15/2028	5,108,928
1,260,000	Chord Energy Corp.	6.38%(a)	06/01/2026	1,263,800
805,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	782,239
305,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	276,853
780,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	686,226
2,038,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%	02/24/2028	1,981,062
5,131,000	Citigroup, Inc. (5 yr. CMT Rate + 1.73%)	5.41%	09/19/2039	5,118,475
1,453,000	Citizens Financial Group, Inc. (SOFR + 2.33%)	6.65%	04/25/2035	1,595,810
770,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	801,354

Principal Amount $	Security Description	Rate	Maturity	Value $
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	1,284,229
565,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	543,979
410,000	Clear Channel Outdoor Holdings, Inc.	9.00%(a)	09/15/2028	436,198
465,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	400,888
655,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	643,241
780,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	776,733
515,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	524,512
1,235,000	Clydesdale Acquisition Holdings, Inc.	6.88%(a)	01/15/2030	1,262,767
2,540,000	CNH Industrial Capital LLC	5.10%	04/20/2029	2,615,615
1,185,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	1,108,878
800,000	CNX Resources Corp.	6.00%(a)	01/15/2029	804,969
565,000	Coherent Corp.	5.00%(a)	12/15/2029	553,053
370,000	CommScope LLC	4.75%(a)	09/01/2029	311,262
400,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	335,173
1,035,000	Consolidated Communications, Inc.	5.00%(a)	10/01/2028	953,595
3,868,000	COPT Defense Properties LP	2.90%	12/01/2033	3,241,762
618,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	547,422
1,210,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	1,243,968
1,240,000	Coty, Inc.	5.00%(a)	04/15/2026	1,235,728
1,015,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63%(a)	07/15/2030	1,055,571
640,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	677,263
1,300,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	1,275,886
9,146,000	Crown Castle, Inc.	3.65%	09/01/2027	8,967,009
1,185,000	CSC Holdings LLC	6.50%(a)	02/01/2029	982,327
1,315,000	CSC Holdings LLC	5.75%(a)	01/15/2030	681,842
12,807,000	CSX Corp.	3.80%	11/01/2046	10,732,494
2,410,000	Cummins, Inc.	5.45%	02/20/2054	2,551,359
680,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%(a)	06/15/2028	666,219
5,057,000	CVS Health Corp.	5.30%	06/01/2033	5,169,610
7,518,000	CVS Health Corp.	5.88%	06/01/2053	7,655,915
410,000	Dana, Inc.	5.38%	11/15/2027	407,466
965,000	Dana, Inc.	5.63%	06/15/2028	946,936
285,000	Dana, Inc.	4.25%	09/01/2030	256,115
807,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	804,065
5,095,000	Devon Energy Corp.	5.75%	09/15/2054	4,962,734
3,000,000	Digital Realty Trust LP	3.60%	07/01/2029	2,900,899
1,105,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	1,085,704
1,275,000	DISH DBS Corp.	5.75%(a)	12/01/2028	1,116,385
660,000	DISH DBS Corp.	5.13%	06/01/2029	443,429
905,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	797,519
5,449,000	DR Horton, Inc.	5.00%	10/15/2034	5,527,487
4,400,000	DTE Energy Co.	2.95%	03/01/2030	4,067,059
7,778,000	DTE Energy Co.	5.85%	06/01/2034	8,352,794
4,741,000	Duke Energy Corp.	5.45%	06/15/2034	4,950,787
6,595,000	Duke Energy Corp.	3.95%	08/15/2047	5,363,717
1,700,000	Duke Energy Corp.	5.00%	08/15/2052	1,611,121
1,380,000	Dun & Bradstreet Corp.	5.00%(a)	12/15/2029	1,375,529
1,435,000	Elevance Health, Inc.	4.55%	05/15/2052	1,281,631
596,000	Embarq Corp.	8.00%	06/01/2036	266,325
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	1,352,372
640,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.75%(a)	07/15/2031	667,963
1,245,000	Energizer Holdings, Inc.	6.50%(a)	12/31/2027	1,271,006
5,760,000	Energy Transfer LP	5.00%	05/15/2044	5,280,020
5,095,000	Energy Transfer LP	5.95%	05/15/2054	5,218,584
2,488,000	Energy Transfer LP (5 yr. CMT Rate + 2.83%)	7.13%	10/01/2054	2,546,100
7,582,000	EnLink Midstream LLC	5.65%	09/01/2034	7,840,569
2,510,000	Entergy Arkansas LLC	5.75%	06/01/2054	2,707,709
2,448,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%	12/01/2054	2,544,302
2,532,000	Entergy Louisiana LLC	5.15%	09/15/2034	2,609,990
4,958,000	Enterprise Products Operating LLC	5.55%	02/16/2055	5,125,449

52	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
4,852,000	Equinix, Inc.	1.80%	07/15/2027	4,551,279
830,000	Everi Holdings, Inc.	5.00%(a)	07/15/2029	826,793
2,550,000	Eversource Energy	5.50%	01/01/2034	2,648,605
5,243,000	Expedia Group, Inc.	3.80%	02/15/2028	5,145,890
1,409,000	Expedia Group, Inc.	3.25%	02/15/2030	1,329,236
5,069,000	Extra Space Storage LP	5.40%	02/01/2034	5,238,663
4,378,000	Exxon Mobil Corp.	4.23%	03/19/2040	4,100,936
900,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	839,082
4,662,000	Fiserv, Inc.	5.45%	03/15/2034	4,875,144
6,088,000	Ford Motor Co.	3.25%	02/12/2032	5,186,669
635,000	Fortrea Holdings, Inc.	7.50%(a)	07/01/2030	639,963
1,555,000	Fortress Transportation and Infrastructure Investors LLC	7.88%(a)	12/01/2030	1,676,753
1,730,000	Fortress Transportation and Infrastructure Investors LLC	5.88%(a)	04/15/2033	1,723,850
2,648,000	Foundry JV Holdco LLC	6.40%(a)	01/25/2038	2,792,060
390,000	Frontier Communications Holdings LLC	5.88%(a)	10/15/2027	391,904
800,000	Frontier Communications Holdings LLC	5.00%(a)	05/01/2028	793,392
1,140,392	Frontier Communications Holdings LLC	5.88%	11/01/2029	1,133,138
690,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	691,525
825,000	Gates Corp./DE	6.88%(a)	07/01/2029	855,611
5,965,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	5,220,144
2,610,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	2,687,254
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	845,604
5,044,000	Genuine Parts Co.	4.95%	08/15/2029	5,132,722
2,993,000	Gilead Sciences, Inc.	5.55%	10/15/2053	3,215,728
5,013,000	Global Payments, Inc.	4.95%	08/15/2027	5,097,309
11,303,000	Goldman Sachs Group, Inc. (3 mo. Term SOFR + 1.43%)	6.55%	05/15/2026	11,368,298
3,280,000	Goldman Sachs Group, Inc. (SOFR + 0.82%)	5.75%	09/10/2027	3,277,652
4,740,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%	07/23/2035	4,911,958
585,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	528,264
470,000	GrafTech Finance, Inc.	4.63%(a)	12/15/2028	314,390
625,000	Gray Television, Inc.	10.50%(a)	07/15/2029	653,405
1,105,000	Griffon Corp.	5.75%	03/01/2028	1,092,082
695,000	Group 1 Automotive, Inc.	4.00%(a)	08/15/2028	663,667
820,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	835,077
635,971	Gulfport Energy Corp.	8.00%(a)	05/17/2026	647,101
1,225,000	Gulfport Energy Corp.	6.75%(a)	09/01/2029	1,240,859
2,070,000	Halliburton Co.	4.85%	11/15/2035	2,067,805
1,205,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	1,268,464
11,211,000	HCA, Inc.	5.25%	06/15/2049	10,652,072
1,180,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	1,092,738
1,075,000	Hess Midstream Operations LP	5.13%(a)	06/15/2028	1,064,373
12,428,000	Hewlett Packard Enterprise Co.	5.00%	10/15/2034	12,309,027
760,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50%(a)	06/01/2026	57,966
975,000	Hightower Holding LLC	6.75%(a)	04/15/2029	935,881
1,282,000	Hilcorp Energy I LP / Hilcorp Finance Co.	6.25%(a)	11/01/2028	1,280,489
315,000	Hilcorp Energy I LP / Hilcorp Finance Co.	5.75%(a)	02/01/2029	306,702
260,000	Hilcorp Energy I LP / Hilcorp Finance Co.	8.38%(a)	11/01/2033	280,509
5,993,000	Host Hotels & Resorts LP	2.90%	12/15/2031	5,276,630
5,035,000	Host Hotels & Resorts LP	5.70%	07/01/2034	5,201,127
1,806,000	Howmet Aerospace, Inc.	4.85%	10/15/2031	1,844,626
1,245,000	HUB International Ltd.	7.25%(a)	06/15/2030	1,298,168
4,995,000	Hyatt Hotels Corp.	5.25%	06/30/2029	5,117,064
9,976,000	Hyundai Capital America	5.30%(a)	01/08/2029	10,254,616
1,045,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	1,002,214
2,440,000	Icon Investments Six DAC	5.85%	05/08/2029	2,565,383
2,434,000	Icon Investments Six DAC	6.00%	05/08/2034	2,590,517
1,190,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	1,204,241

Principal Amount $	Security Description	Rate	Maturity	Value $
1,435,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	1,431,304
4,246,000	Intuit, Inc.	5.50%	09/15/2053	4,567,045
3,383,000	IQVIA, Inc.	6.25%	02/01/2029	3,598,530
1,175,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	1,225,668
3,430,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	3,600,935
1,380,000	JELD-WEN, Inc.	4.88%(a)	12/15/2027	1,349,633
1,020,000	JELD-WEN, Inc.	7.00%(a)	09/01/2032	1,031,694
790,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	832,889
3,355,000	JPMorgan Chase & Co. (SOFR + 0.92%)	2.60%	02/24/2026	3,322,332
1,295,000	JPMorgan Chase & Co. (SOFR + 1.99%)	4.85%	07/25/2028	1,317,841
4,495,000	JPMorgan Chase & Co. (SOFR + 1.02%)	2.07%	06/01/2029	4,159,944
6,940,000	JPMorgan Chase & Co. (SOFR + 2.04%)	2.52%	04/22/2031	6,306,573
5,890,000	JPMorgan Chase & Co. (3 mo. Term SOFR + 1.25%)	2.58%	04/22/2032	5,255,514
5,830,000	JPMorgan Chase & Co. (SOFR + 1.26%)	2.96%	01/25/2033	5,248,503
4,970,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	5,190,893
8,220,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	9,346,344
1,285,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	1,330,853
4,977,000	Kroger Co.	4.90%	09/15/2031	5,010,857
6,647,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	5,362,257
12,436,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	12,296,810
695,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	657,826
1,300,000	Leeward Renewable Energy Operations LLC	4.25%(a)	07/01/2029	1,226,862
1,305,000	Legacy LifePoint Health LLC	4.38%(a)	02/15/2027	1,280,884
1,125,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	1,231,930
530,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	363,050
420,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	327,393
870,000	LFS Topco LLC	5.88%(a)	10/15/2026	819,139
1,560,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	1,716,962
625,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	647,102
740,000	Lightning Power LLC	7.25%(a)	08/15/2032	778,774
170,000	Lions Gate Capital Holdings LLC	5.50%(a)	04/15/2029	124,783
620,000	Live Nation Entertainment, Inc.	6.50%(a)	05/15/2027	632,786
2,922,000	Lowe’s Cos., Inc.	5.63%	04/15/2053	3,043,987
4,835,000	LYB International Finance III LLC	5.50%	03/01/2034	5,032,613
1,235,000	M/I Homes, Inc.	4.95%	02/01/2028	1,215,133
535,000	Macy’s Retail Holdings LLC	5.88%(a)	04/01/2029	528,694
1,030,000	Madison IAQ LLC	4.13%(a)	06/30/2028	994,803
1,435,000	Madison IAQ LLC	5.88%(a)	06/30/2029	1,398,419
3,972,000	Marathon Petroleum Corp.	5.13%	12/15/2026	4,036,567
1,870,000	Markel Group, Inc.	6.00%	05/16/2054	1,990,915
5,413,000	Marriott International, Inc./MD	2.75%	10/15/2033	4,626,704
5,053,000	Marriott International, Inc./MD	5.30%	05/15/2034	5,208,810
10,096,000	Marvell Technology, Inc.	2.95%	04/15/2031	9,124,097
5,577,000	Massachusetts Mutual Life Insurance Co.	3.20%(a)	12/01/2061	3,705,839
1,670,000	MasTec, Inc.	5.90%	06/15/2029	1,744,403
1,040,000	Matador Resources Co.	6.50%(a)	04/15/2032	1,039,227
1,330,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	1,318,833
1,315,000	Mativ Holdings, Inc.	6.88%(a)	10/01/2026	1,315,230
880,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	899,294
912,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	877,104
425,000	McAfee Corp.	7.38%(a)	02/15/2030	414,943
5,804,000	McDonald’s Corp.	4.45%	03/01/2047	5,299,199
685,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	677,495
250,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	259,589
2,650,000	Medline Borrower LP	5.25%(a)	10/01/2029	2,602,095
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	789,160
5,710,000	Meta Platforms, Inc.	4.45%	08/15/2052	5,269,737
505,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	373,243
405,000	Michaels Cos., Inc.	7.88%(a)	05/01/2029	237,639

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	53

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	1,188,339
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	1,348,426
195,000	ModivCare Escrow Issuer, Inc.	5.00%(a)	10/01/2029	121,640
3,431,000	Morgan Stanley (SOFR + 1.67%)	4.68%	07/17/2026	3,427,004
4,078,000	Morgan Stanley (SOFR + 1.61%)	4.21%	04/20/2028	4,070,579
1,678,000	Morgan Stanley (SOFR + 1.29%)	2.94%	01/21/2033	1,499,350
4,351,000	Mosaic Co.	5.38%	11/15/2028	4,509,976
5,006,000	Motorola Solutions, Inc.	5.40%	04/15/2034	5,227,012
4,982,000	MPLX LP	5.50%	06/01/2034	5,120,684
835,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	861,873
310,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	295,171
1,460,000	Nationstar Mortgage Holdings, Inc.	5.75%(a)	11/15/2031	1,431,801
780,000	Navient Corp.	5.00%	03/15/2027	773,719
1,185,000	NCL Corp. Ltd.	5.88%(a)	03/15/2026	1,185,814
830,000	NCL Corp. Ltd.	8.38%(a)	02/01/2028	872,211
205,000	NCL Corp. Ltd.	6.25%(a)	03/01/2030	204,927
4,584,000	NetApp, Inc.	1.88%	06/22/2025	4,489,652
1,958,000	Netflix, Inc.	4.88%	04/15/2028	2,006,540
3,644,000	Netflix, Inc.	5.40%	08/15/2054	3,860,749
505,000	News Corp.	5.13%(a)	02/15/2032	496,591
3,102,000	NextEra Energy Capital Holdings, Inc.	5.55%	03/15/2054	3,243,847
1,098,000	NextEra Energy Capital Holdings, Inc. (5 yr. CMT Rate + 2.46%)	6.75%	06/15/2054	1,187,588
1,030,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	1,056,926
5,760,000	NGPL PipeCo LLC	3.25%(a)	07/15/2031	5,126,151
5,089,000	NiSource, Inc.	5.35%	04/01/2034	5,286,500
5,275,000	Northrop Grumman Corp.	5.20%	06/01/2054	5,376,259
1,000,000	Novelis Corp.	4.75%(a)	01/30/2030	970,371
3,136,000	NRG Energy, Inc.	2.00%(a)	12/02/2025	3,026,782
1,650,000	NuStar Logistics LP	6.00%	06/01/2026	1,661,096
1,097,000	Occidental Petroleum Corp.	5.38%	01/01/2032	1,112,970
550,000	Olympus Water US Holding Corp.	6.25%(a)	10/01/2029	532,853
280,000	OneMain Finance Corp.	7.13%	03/15/2026	286,069
1,525,000	OneMain Finance Corp.	7.50%	05/15/2031	1,571,134
2,651,000	ONEOK, Inc.	3.40%	09/01/2029	2,522,130
2,218,000	ONEOK, Inc.	6.63%	09/01/2053	2,462,839
2,824,000	Oracle Corp.	6.25%	11/09/2032	3,125,754
1,814,000	Oracle Corp.	3.80%	11/15/2037	1,605,807
2,445,000	O’Reilly Automotive, Inc.	5.75%	11/20/2026	2,521,379
2,539,000	O’Reilly Automotive, Inc.	5.00%	08/19/2034	2,570,622
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	1,303,478
640,000	Owens & Minor, Inc.	6.63%(a)	04/01/2030	621,854
2,335,000	Owens Corning	5.70%	06/15/2034	2,480,330
4,520,000	Pacific Gas and Electric Co.	6.95%	03/15/2034	5,140,524
11,746,000	Pacific Gas and Electric Co.	6.75%	01/15/2053	13,402,245
877,000	Packaging Corp. of America	3.00%	12/15/2029	827,716
1,015,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%(a)	10/15/2028	973,166
1,035,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	1,086,433
1,755,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	1,825,848
525,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	518,631
470,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	428,563
690,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	658,869
775,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	827,082
2,945,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.75%(a)	05/24/2026	2,999,820
4,185,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.20%(a)	04/01/2027	4,165,270
1,100,000	Performance Food Group, Inc.	6.13%(a)	09/15/2032	1,125,416
1,220,000	Permian Resources Operating LLC	7.00%(a)	01/15/2032	1,270,206

Principal Amount $	Security Description	Rate	Maturity	Value $
620,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	630,459
1,345,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	1,329,049
3,528,000	Pfizer Investment Enterprises Pte Ltd.	4.75%	05/19/2033	3,597,320
4,402,000	Philip Morris International, Inc.	5.25%	02/13/2034	4,573,189
3,795,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	3,965,923
1,200,000	Pike Corp.	5.50%(a)	09/01/2028	1,176,346
655,000	Pike Corp.	8.63%(a)	01/31/2031	701,156
980,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	998,441
375,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	280,813
545,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	545,558
2,909,000	Qorvo, Inc.	3.38%(a)	04/01/2031	2,607,566
4,993,000	Quanta Services, Inc.	5.25%	08/09/2034	5,107,347
5,060,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	5,126,780
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	179,332
308,129	Radiology Partners, Inc. 4.28% Cash + 3.50% PIK	7.78%(a)	01/31/2029	306,203
225,011	Radiology Partners, Inc. 9.78% PIK	9.78%(a)	02/15/2030	212,917
1,934,000	Regal Rexnord Corp.	6.05%	02/15/2026	1,964,659
1,475,000	Royal Caribbean Cruises Ltd.	5.50%(a)	08/31/2026	1,490,406
4,896,000	Royal Caribbean Cruises Ltd.	5.38%(a)	07/15/2027	4,943,144
490,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	496,738
775,000	Royal Caribbean Cruises Ltd.	6.25%(a)	03/15/2032	804,422
4,925,000	Royalty Pharma PLC	5.40%	09/02/2034	5,054,404
3,988,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	4,041,007
2,426,000	Sabra Health Care LP	3.20%	12/01/2031	2,136,470
415,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	408,515
1,423,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	1,462,899
4,022,000	Schlumberger Holdings Corp.	5.00%(a)	11/15/2029	4,153,656
790,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(a)	03/01/2030	784,541
1,270,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	1,345,740
1,075,000	Select Medical Corp.	6.25%(a)	08/15/2026	1,082,410
260,000	Service Properties Trust	5.50%	12/15/2027	247,757
270,000	Service Properties Trust	8.88%	06/15/2032	258,138
1,100,000	Sirius XM Radio, Inc.	5.50%(a)	07/01/2029	1,075,482
605,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%(a)	11/01/2028	633,395
1,550,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63%(a)	05/01/2032	1,606,293
1,230,000	SM Energy Co.	7.00%(a)	08/01/2032	1,235,597
1,455,000	Sonic Automotive, Inc.	4.63%(a)	11/15/2029	1,367,242
1,809,000	Sonoco Products Co.	4.60%	09/01/2029	1,800,762
680,000	Sotera Health Holdings LLC	7.38%(a)	06/01/2031	707,036
4,885,000	Southern California Edison Co.	5.45%	06/01/2031	5,170,999
5,349,000	Southern Co. (5 yr. CMT Rate + 2.92%)	3.75%	09/15/2051	5,186,632
3,724,000	Southwestern Electric Power Co.	3.25%	11/01/2051	2,581,655
465,000	Spirit AeroSystems, Inc.	9.75%(a)	11/15/2030	519,056
625,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	647,687
555,000	Staples, Inc.	10.75%(a)	09/01/2029	539,211
185,000	Staples, Inc.	12.75%(a)	01/15/2030	152,171
850,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	892,340
405,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	405,582
625,000	Station Casinos LLC	6.63%(a)	03/15/2032	639,444
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	639,213
6,035,000	Sun Communities Operating LP	2.70%	07/15/2031	5,280,764
1,130,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	1,025,725
635,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	637,585
210,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	134,410
8,765,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	8,945,029

54	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	1,219,534
1,081,000	Targa Resources Corp.	5.50%	02/15/2035	1,113,733
950,000	Tenet Healthcare Corp.	6.25%	02/01/2027	952,075
835,000	Tenet Healthcare Corp.	6.13%	10/01/2028	842,331
1,320,000	Tenet Healthcare Corp.	6.13%	06/15/2030	1,343,221
4,429,000	T-Mobile USA, Inc.	5.15%	04/15/2034	4,564,383
5,722,000	T-Mobile USA, Inc.	3.40%	10/15/2052	4,191,781
945,000	Townsquare Media, Inc.	6.88%(a)	02/01/2026	943,780
1,290,000	TransDigm, Inc.	5.50%	11/15/2027	1,286,541
1,245,000	TransDigm, Inc.	6.88%(a)	12/15/2030	1,304,904
594,000	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	594,649
441,000	Transocean, Inc.	8.00%(a)	02/01/2027	441,077
1,195,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	1,328,092
785,000	Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	784,918
4,981,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%	08/05/2032	5,103,163
5,741,000	Uber Technologies, Inc.	4.50%(a)	08/15/2029	5,702,446
4,996,000	Uber Technologies, Inc.	4.80%	09/15/2034	4,992,202
655,000	UKG, Inc.	6.88%(a)	02/01/2031	677,287
1,255,000	United Airlines, Inc.	4.63%(a)	04/15/2029	1,213,483
1,135,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	1,083,620
5,779,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	5,743,758
2,056,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	1,990,332
625,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	667,632
5,489,000	Universal Health Services, Inc.	4.63%	10/15/2029	5,456,942
1,000,000	Univision Communications, Inc.	4.50%(a)	05/01/2029	894,148
445,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	431,280
1,725,000	US Foods, Inc.	5.75%(a)	04/15/2033	1,731,164
500,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	522,812
940,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	980,598
600,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	633,964
615,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	683,767
3,456,000	Veralto Corp.	5.35%	09/18/2028	3,600,492
4,988,000	Verisk Analytics, Inc.	5.25%	06/05/2034	5,154,593
5,267,000	VICI Properties LP / VICI Note Co., Inc.	4.63%(a)	12/01/2029	5,171,355
1,905,000	Victra Holdings LLC / Victra Finance Corp.	7.75%(a)	02/15/2026	1,921,810
1,020,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	1,071,863
1,415,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	1,415,002
570,000	Viking Cruises Ltd.	9.13%(a)	07/15/2031	623,713
1,807,000	Virginia Electric and Power Co.	5.55%	08/15/2054	1,901,259
760,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	818,800
775,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	815,880
550,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	533,198
119,130	Vortex Opco LLC	8.00%(a)	04/30/2030	48,843
27,360	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.84%(a)	04/30/2030	27,401
635,000	VT Topco, Inc.	8.50%(a)	08/15/2030	678,143
790,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	832,809
1,065,000	WASH Multifamily Acquisition, Inc.	5.75%(a)	04/15/2026	1,060,184
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	1,309,131
615,000	Wayfair LLC	7.25%(a)	10/31/2029	631,580
1,090,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	1,136,594
4,377,000	Wells Fargo & Co. (SOFR + 1.98%)	4.81%	07/25/2028	4,429,105
4,980,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.43%)	2.88%	10/30/2030	4,620,998
7,465,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%	10/23/2034	8,344,812
179,000	Wheel Pros, Inc.	6.50%(a)(f)	05/15/2029	2,014
6,659,000	Williams Cos., Inc.	5.15%	03/15/2034	6,734,941
9,231,000	Willis North America, Inc.	4.50%	09/15/2028	9,232,057
790,000	Windstream Escrow LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	804,170
4,663,000	Workday, Inc.	3.70%	04/01/2029	4,555,680
1,020,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	959,196
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38%(a)	08/15/2028	1,172,909
1,270,000	XHR LP	4.88%(a)	06/01/2029	1,218,386
1,510,000	XPO, Inc.	7.13%(a)	06/01/2031	1,582,361

Principal Amount $	Security Description	Rate	Maturity	Value $
5,023,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/2034	5,117,309
	Total US Corporate Bonds (Cost $1,093,629,838)			1,084,877,354

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 20.7%
	Fannie Mae Whole Loan
115,104	Series 2003-W17-1A7	5.75%	08/25/2033	117,287
	Federal Home Loan Mortgage Corp.
209,006	Pool G01840	5.00%	07/01/2035	214,634
117,293	Pool G04817	5.00%	09/01/2038	121,008
4,824,639	Pool G08537	3.00%	07/01/2043	4,481,446
2,647,316	Pool G08622	3.00%	01/01/2045	2,440,991
2,537,517	Pool G08686	3.00%	01/01/2046	2,341,394
9,464,051	Pool G08701	3.00%	04/01/2046	8,709,262
624,633	Pool G08737	3.00%	12/01/2046	572,854
5,657,431	Pool G61645	4.00%	10/01/2048	5,512,908
828,832	Pool N70081	5.50%	07/01/2038	848,403
4,830,171	Pool Q33789	3.50%	06/01/2045	4,598,920
7,758,977	Pool RA3722	2.50%	10/01/2050	6,821,497
38,250,403	Pool RA9843	5.50%	09/01/2053	38,959,600
7,326,183	Pool SD0699	2.00%	11/01/2050	6,208,927
12,426,541	Pool SD2759	5.50%	05/01/2053	12,685,717
24,342,492	Pool SD2912	5.00%	05/01/2053	24,516,998
40,290,322	Pool SD2969	2.50%	05/01/2052	35,382,742
28,018,978	Pool SD3721	5.00%	07/01/2053	28,263,480
19,104,920	Pool SD3892	5.50%	09/01/2053	19,457,269
23,957,921	Pool SD4301	6.00%	11/01/2053	25,149,620
10,266,797	Pool SD4400	2.00%	02/01/2051	8,631,995
5,562,485	Pool SD4658	5.00%	06/01/2053	5,650,480
14,681,078	Pool SD4882	6.00%	02/01/2054	15,411,368
20,204,941	Pool SD4888	6.00%	02/01/2054	20,945,629
14,883,844	Pool SD5598	5.50%	05/01/2054	15,248,914
31,202,625	Pool SD5726	3.00%	07/01/2052	28,205,829
55,849,961	Pool SD7538	2.00%	04/01/2051	47,426,691
51,177,867	Pool SD7553	3.00%	03/01/2052	46,616,839
18,553,708	Pool SD7562	5.50%	04/01/2053	19,124,133
24,291,423	Pool SD7564	5.00%	06/01/2053	24,655,952
19,245,008	Pool SD7565	5.50%	09/01/2053	19,744,315
9,200,822	Pool SD7567	5.50%	02/01/2054	9,490,338
14,285,493	Pool SD7568	5.50%	02/01/2054	14,698,002
751,613	Pool T60854	3.50%	09/01/2042	712,838
133,967	Pool U60299	4.00%	11/01/2040	132,693
10,172,370	Pool ZT1827	3.00%	07/01/2047	9,337,187
26,549	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	2.37%(k)	07/15/2033	28,043
649,019	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	3.83%(k)	12/15/2033	678,939
24,261	Series 2750-ZT	5.00%	02/15/2034	24,886
63,570	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	1.04%(i)(k)	07/15/2035	5,536
30,288	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	1.27%(i)(k)	10/15/2035	3,094
105,944	Series 3116-Z	5.50%	02/15/2036	110,930
7,861	Series 3117-ZN	4.50%	02/15/2036	7,707
26,824	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	0.62%(i)(k)	02/15/2037	2,710
81,466	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.54%(i)(k)	11/15/2037	6,393
101,571	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	0.93%(i)(k)	11/15/2037	7,188
38,924	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	0.72%(i)(k)	02/15/2038	3,381
11,837	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.19%(i)(k)	03/15/2038	896
11,837	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	0.19%(i)(k)	03/15/2038	875
50,100	Series 3524-LB	3.16%(c)	06/15/2038	47,792
30,984	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	0.00%(i)(k)	08/15/2039	1,818

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	55

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
101,761	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.54%(i)(k)	10/15/2049	10,058
64,278	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.89%(i)(k)	03/15/2032	3,134
357,882	Series 3626-AZ	5.50%	08/15/2036	377,048
148,507	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	0.31%(i)(k)	05/15/2040	12,986
389,289	Series 3779-YA	3.50%	12/15/2030	384,719
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	0.00%(k)	01/15/2041	135,653
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	0.00%(k)	01/15/2041	74,028
335,147	Series 3806-CZ	5.50%	07/15/2034	350,501
493,816	Series 3818-CZ	4.50%	03/15/2041	494,060
251,282	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	0.00%(k)	02/15/2041	212,271
1,827,588	Series 3889-VZ	4.00%	07/15/2041	1,785,827
703,548	Series 3972-AZ	3.50%	12/15/2041	669,346
8,371,241	Series 4165-ZT	3.00%(l)	02/15/2043	7,133,094
1,990,654	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	0.44%(i)(k)	01/15/2054	203,479
1,291,677	Series 4471-BA	3.00%	12/15/2041	1,271,219
	Federal National Mortgage Association
38,708	Pool 555743	5.00%	09/01/2033	39,278
33,124	Pool 735382	5.00%	04/01/2035	33,976
279,820	Pool 735383	5.00%	04/01/2035	287,019
141,492	Pool 735402	5.00%	04/01/2035	145,129
189,345	Pool 735484	5.00%	05/01/2035	194,207
44,731	Pool 931104	5.00%	05/01/2039	45,666
233,393	Pool 995203	5.00%	07/01/2035	239,424
191,810	Pool AB2123	4.00%	01/01/2031	191,303
18,910	Pool AB2370	4.50%	09/01/2035	18,720
2,760	Pool AD2177	4.50%	06/01/2030	2,763
302,246	Pool AH7309	4.00%	02/01/2031	300,633
3,768,481	Pool AL9238	3.00%	10/01/2041	3,509,385
772,458	Pool AL9445	3.00%	07/01/2031	754,187
6,921,727	Pool AS7661	3.00%	08/01/2046	6,248,045
3,351,266	Pool AS7724	2.50%	08/01/2046	2,983,802
10,628,839	Pool BC9081	3.00%	12/01/2046	9,756,974
7,217,209	Pool BD8013	2.50%	09/01/2046	6,431,819
17,450,500	Pool BL2643	3.39%	07/01/2034	16,291,274
28,707,000	Pool BL4425	2.14%	10/01/2029	26,404,848
32,930,000	Pool BL4592	2.28%	11/01/2029	30,320,451
18,090,000	Pool BL5484	2.26%	01/01/2030	16,567,885
4,750,417	Pool BL9284	2.23%	12/01/2050	3,530,473
1,761,486	Pool BM4094	3.00%	03/01/2043	1,637,823
10,270,245	Pool BM6089	3.50%	12/01/2044	9,793,713
43,527,310	Pool BR2217	2.50%	08/01/2051	38,231,392
36,599,790	Pool BS4941	2.46%	04/01/2032	32,567,679
23,610,363	Pool CB6266	6.00%	05/01/2053	24,372,747
31,935,166	Pool CB7270	6.00%	10/01/2053	33,021,190
36,358,561	Pool CB7272	6.00%	10/01/2053	37,593,466
9,245,763	Pool CB8122	5.00%	03/01/2054	9,431,655
22,814,553	Pool CB8138	5.50%	03/01/2054	23,368,360
27,002,834	Pool CB8692	5.50%	06/01/2054	27,749,144
9,742,546	Pool FM1000	3.00%	04/01/2047	8,943,341
15,462,518	Pool FM4575	2.50%	10/01/2050	13,638,574
9,858,130	Pool FM6061	2.00%	02/01/2051	8,300,431
6,494,442	Pool FM8664	3.00%	10/01/2046	5,964,376
36,525,667	Pool FS1472	3.50%	11/01/2050	34,481,007
9,797,753	Pool FS3708	5.00%	01/01/2053	9,811,979
29,121,781	Pool FS5417	2.50%	04/01/2052	25,427,577
30,163,506	Pool FS5875	2.50%	04/01/2052	26,335,504
9,141,649	Pool FS6084	6.00%	10/01/2053	9,442,868
2,260,892	Pool FS6309	6.00%	12/01/2053	2,373,541
6,393,254	Pool FS6476	2.50%	11/01/2051	5,611,977
4,066,285	Pool FS7708	3.50%	04/01/2052	3,828,612
123,051	Pool MA0264	4.50%	12/01/2029	123,705
83,944	Pool MA0353	4.50%	03/01/2030	84,422
4,296	Pool MA0468	5.00%	07/01/2040	4,268
1,887,373	Pool MA2151	3.50%	01/01/2045	1,783,580
981,397	Pool MA2248	3.00%	04/01/2045	885,902
1,573,225	Pool MA2621	3.50%	05/01/2046	1,472,824
3,674,362	Pool MA2649	3.00%	06/01/2046	3,316,732
1,441,597	Pool MA2711	3.00%	08/01/2046	1,301,287

Principal Amount $	Security Description	Rate	Maturity	Value $
9,309,589	Pool MA2806	3.00%	11/01/2046	8,528,410
12,569,675	Pool MA4709	5.00%	07/01/2052	12,583,587
15,903,854	Pool MA5086	5.00%	07/01/2043	16,155,041
699,522	Series 2005-20-QH	5.00%	03/25/2035	718,372
130,511	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	1.19%(i)(k)	10/25/2036	15,523
49,790	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	1.36%(i)(k)	07/25/2036	4,649
41,822	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(i)(k)	05/25/2037	3,446
530,441	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	4.84%(k)	04/25/2037	628,125
206,253	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	1.05%(i)(k)	04/25/2037	24,850
31,529	Series 2008-29-ZA	4.50%	04/25/2038	31,804
12,414	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(i)(k)	07/25/2038	892
138,583	Series 2009-111-EZ	5.00%	01/25/2040	141,382
4,107	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	0.86%(i)(k)	01/25/2040	487
15,598	Series 2009-16-MZ	5.00%	03/25/2029	15,558
19,625	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	0.56%(i)(k)	07/25/2039	1,915
40,602	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	0.71%(i)(k)	08/25/2039	1,478
356,425	Series 2009-77-ZA	4.50%	10/25/2039	359,655
94,106	Series 2009-83-Z	4.50%	10/25/2039	94,087
57,902	Series 2010-121-SD (-1 x 30 day avg SOFR US + 4.39%, 0.00% Floor, 4.50% Cap)	0.00%(i)(k)	10/25/2040	2,517
27,067	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	0.00%(k)	12/25/2040	27,120
17,000	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%(i)(k)	04/25/2040	964
12,159	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	0.00%(i)(k)	04/25/2040	560
59,503	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	0.96%(i)(k)	04/25/2050	8,627
3,347	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.06%(i)(k)	04/25/2040	79
478,225	Series 2010-37-MY	4.50%	04/25/2040	474,794
85,571	Series 2010-59-SC (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	0.00%(i)(k)	01/25/2040	3,651
150,987	Series 2010-60-VZ	5.00%	10/25/2039	153,778
67,335	Series 2010-64-EZ	5.00%	06/25/2040	69,418
115,480	Series 2010-7-PE	5.00%	02/25/2040	119,339
32,514	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(i)(k)	08/25/2040	3,097
20,968	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	0.00%(k)	09/25/2040	23,360
998,975	Series 2011-141-PZ	4.00%	01/25/2042	973,494
81,728	Series 2011-25-KY	3.00%	04/25/2026	80,753
418,252	Series 2011-59-MA	4.50%	07/25/2041	421,912
5,546,590	Series 2012-56-FK (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	06/25/2042	5,503,549
2,364,162	Series 2016-3-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.00% Cap)	5.74%	02/25/2046	2,365,422
6,062,680	Series 2017-46-ZL	3.50%(l)	06/25/2057	5,106,824
636,891	Series 2017-86-MA	3.00%	04/25/2046	620,334
9,002,129	Series 2018-21-IO	3.00%(i)	04/25/2048	1,356,494
14,163,343	Series 2018-21-PO	0.00%(m)	04/25/2048	11,113,172
7,375,351	Series 2018-35-IO	3.00%(i)	05/25/2048	1,283,615
28,293,733	Series 2018-35-PO	0.00%(m)	05/25/2048	20,860,601

56	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
17,113,053	Series 2021-48-NS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(i)(k)	08/25/2051	676,453
9,909,476	Series 2022-12-MZ	3.00%(l)	03/25/2052	7,091,918
15,586,387	Series 2022-31-GZ	2.00%(l)	03/25/2052	11,379,506
86,453	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	0.06%(i)(k)	11/25/2039	8,776
	Ginnie Mae I Pool
26,241,343	Pool 779384	3.50%	06/15/2042	25,285,632
	Ginnie Mae II Pool
10,333,992	Pool 784415	3.50%	04/20/2047	9,860,435
24,696,861	Pool 785713	2.50%	10/20/2051	21,647,944
11,711,808	Pool 785764	2.50%	11/20/2051	10,233,494
30,697,245	Pool 786009	3.00%	02/20/2052	27,858,993
9,592,298	Pool 786227	3.00%	04/20/2052	8,702,150
4,041,734	Pool 786540	3.50%	02/20/2050	3,851,279
10,551,840	Pool 786718	3.50%	07/20/2051	10,018,874
25,942,431	Pool MA5076	3.00%	03/20/2048	23,906,838
28,457,282	Pool MA5191	3.50%	05/20/2048	26,991,453
	Government National Mortgage Association
68,602	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.02%(i)(k)	08/20/2033	81
39,226	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.97%(i)(k)	09/20/2038	1,159
520,528	Series 2009-32-ZE	4.50%	05/16/2039	516,475
563,732	Series 2009-75-GZ	4.50%	09/20/2039	567,589
744,257	Series 2009-75-HZ	5.00%	09/20/2039	752,335
1,909,258	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	0.97%(i)(k)	09/20/2040	258,418
4,318,436	Series 2010-115-AF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.53%	09/20/2040	4,296,030
84,416	Series 2010-25-ZB	4.50%	02/16/2040	84,472
1,074,509	Series 2011-45-GZ	4.50%	03/20/2041	1,082,661
7,048,300	Series 2011-70-QF (1 mo. Term SOFR + 0.72%, 0.61% Floor, 6.50% Cap)	5.82%	05/16/2041	7,062,104
1,808,840	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.07%(i)(k)	02/20/2043	99,362
1,760,247	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	0.89%(i)(k)	08/16/2043	237,901
6,750,009	Series 2013-150-FT (1 mo. Term SOFR + 0.55%, 0.44% Floor, 6.50% Cap)	5.52%	02/20/2040	6,655,116
2,567,006	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	0.52%(i)(k)	07/20/2044	249,615
2,200,561	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.12%(i)(k)	08/20/2044	315,029
1,925,491	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	1.12%(i)(k)	08/20/2044	275,650
3,504,748	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.38%	11/20/2045	3,453,645
3,011,936	Series 2016-33-UF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.53%	03/20/2046	2,988,881
5,511,097	Series 2017-52-FH (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	5.43%	04/20/2047	5,433,040
11,737,267	Series 2019-86-FE (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	5.48%	07/20/2049	11,642,945
14,407,883	Series 2020-61-IA	3.00%(i)	05/20/2050	2,247,640
19,116,264	Series 2020-62-KF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 6.50% Cap)	5.43%	05/20/2050	18,670,446
10,528,859	Series 2021-117-ID	3.50%(i)	06/20/2051	1,827,673
21,578,236	Series 2021-155-UI	4.50%(i)	09/20/2051	2,890,651
18,199,528	Series 2021-214-IG	2.50%(i)	12/20/2051	2,475,684
18,095,110	Series 2022-83-GZ	3.00%(l)	05/20/2052	14,879,662
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,453,925,918)			1,419,043,452

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 18.2%
190,000,000	United States Treasury Note/Bond	0.75%	03/31/2026	181,739,454
101,700,000	United States Treasury Note/Bond	0.75%	01/31/2028	92,751,592
131,750,000	United States Treasury Note/Bond	0.63%	05/15/2030	111,907,729
107,850,000	United States Treasury Note/Bond	0.63%	08/15/2030	90,912,073
289,650,000	United States Treasury Note/Bond	0.88%	11/15/2030	246,570,219
27,250,000	United States Treasury Note/Bond	1.13%	05/15/2040	18,013,208
400,220,000	United States Treasury Note/Bond	1.13%	08/15/2040	262,316,071
215,150,000	United States Treasury Note/Bond	1.88%	02/15/2041	157,862,111
122,900,000	United States Treasury Note/Bond	1.75%	08/15/2041	87,189,388
	Total US Government and Agency Obligations (Cost $1,189,229,531)			1,249,261,845

Shares
COMMON STOCKS - 0.0%(n)
37,440	Flame Aggregator - Series R(b)(o)	178,215
3,720	Flame Aggregator - Series U(b)(o)	17,707
	Total Common Stocks (Cost $84,407)	195,922

WARRANTS - 0.0%(n)
31,063	Avation PLC, Expires 10/31/2026 at GBP 1.15(o)	11,421
	Total Warrants (Cost $–)	11,421

AFFILIATED MUTUAL FUNDS - 6.7%
12,929,742	DoubleLine Global Bond Fund - Class I	112,618,055
32,972,257	DoubleLine Infrastructure Income Fund - Class I	315,214,781
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I	34,350,000
	Total Affiliated Mutual Funds (Cost $504,557,903)	462,182,836

Principal Amount $/ Shares
SHORT TERM INVESTMENTS - 5.0%
98,072,174	First American Government Obligations Fund - U	4.84%(p)		98,072,174
98,072,175	JPMorgan US Government Money Market Fund - IM	4.86%(p)		98,072,175
98,072,175	MSILF Government Portfolio - Institutional	4.83%(p)		98,072,175
$50,000,000	United States Treasury Bill	0.00%	10/01/2024	50,000,000
	Total Short Term Investments (Cost $344,216,524)			344,216,524
	Total Investments - 99.5% (Cost $7,170,023,968)			6,832,825,909
	Other Assets in Excess of Liabilities - 0.5%			31,704,656
	NET ASSETS - 100.0%			$6,864,530,565

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	57

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
US Corporate Bonds	15.8%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Foreign Corporate Bonds	5.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Short Term Investments	5.0%
Asset Backed Obligations	3.6%
Collateralized Loan Obligations	3.4%
Bank Loans	3.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.0%(n)
Warrants	0.0%(n)
Other Assets and Liabilities	0.5%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	20.7%
US Government and Agency Obligations	18.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.9%
Affiliated Mutual Funds	6.7%
Non-Agency Commercial Mortgage Backed Obligations	5.5%
Short Term Investments	5.0%
Asset Backed Obligations	3.6%
Banking	3.4%
Collateralized Loan Obligations	3.4%
Energy	2.6%
Utilities	2.0%
Technology	1.8%
Healthcare	1.7%
Transportation	1.2%
Finance	1.0%
Insurance	0.8%
Telecommunications	0.8%
Real Estate	0.8%
Hotels/Motels/Inns and Casinos	0.7%
Media	0.7%
Mining	0.7%
Retailers (other than Food/Drug)	0.6%
Automotive	0.6%
Commercial Services	0.5%
Pharmaceuticals	0.5%
Electronics/Electric	0.5%
Chemicals/Plastics	0.5%
Construction	0.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Industrial Equipment	0.4%
Diversified Manufacturing	0.4%
Food Products	0.4%
Containers and Glass Products	0.3%
Aerospace & Defense	0.3%
Leisure	0.3%
Consumer Products	0.3%
Business Equipment and Services	0.2%
Building and Development (including Steel/Metals)	0.2%
Beverage and Tobacco	0.1%
Pulp & Paper	0.1%
Chemical Products	0.1%
Food Service	0.1%
Food/Drug Retailers	0.1%
Conglomerates	0.0%(n)
IT Services	0.0%(n)
Financial Intermediaries	0.0%(n)
Consumer Staples	0.0%(n)
Financials	0.0%(n)
Other Assets and Liabilities	0.5%
Net Assets	100.0%

58	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.
(i)	Interest only security
(j)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(m)	Principal only security
(n)	Represents less than 0.05% of net assets.
(o)	Non-income producing security.
(p)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR	Secured Overnight Financing Rate
GBP	British Pound
USD	United States Dollar
Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 2 Year Notes	Long	17,800	12/31/2024	$3,706,710,946	$6,679,906
10 Year U.S. Ultra Treasury Notes	Short	(5,500)	12/19/2024	(650,632,812)	950,100
U.S. Treasury Ultra Bonds	Short	(220)	12/19/2024	(29,280,625)	219,511
U.S. Treasury 5 Year Notes	Long	1,300	12/31/2024	142,847,657	112,999
U.S. Treasury Long Bonds	Long	2,000	12/19/2024	248,375,000	(1,882,559)
					$6,079,957

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
Affiliated Mutual Funds
A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended September 30, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2024	Change in Unrealized for the Period Ended September 30, 2024	Value at September 30, 2024	Shares Held at September 30, 2024	Dividend Income Earned for the Period Ended September 30, 2024
DoubleLine Infrastructure Income Fund (Class I)	$304,004,213	$ —	$ —	$ —	$ 11,210,568	$ 315,214,781	32,972,257	$ 6,372,845
DoubleLine Global Bond Fund (Class I)	108,480,538	—	—	—	4,137,517	112,618,055	12,929,742	1,102,542
DoubleLine Long Duration Total Return Bond Fund (Class I)	32,900,000	—	—	—	1,450,000	34,350,000	5,000,000	770,214
	$445,384,751	$—	$—	$—	$ 16,798,085	$ 462,182,836	50,901,999	$ 8,245,601

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	59

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 77.3%
BRAZIL - 13.9%
1,951,943	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	1,960,903
505,000	Banco do Estado do Rio Grande do Sul SA
	(5 yr. CMT Rate + 4.93%)	5.38%(a)	01/28/2031	496,366
2,300,000	Banco do Estado do Rio Grande do Sul SA (5 yr. CMT Rate + 4.93%)	5.38%	01/28/2031	2,260,676
7,700,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	7,713,213
7,200,000	Cosan Overseas Ltd.	8.25%(b)	11/05/2024	7,391,232
3,350,000	CSN Resources SA	5.88%	04/08/2032	2,856,892
11,127,023	Guara Norte Sarl	5.20%	06/15/2034	10,606,625
1,929,352	Invepar Holdings	0.00%(c)(d)	12/30/2028	—
200,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%(b)	02/27/2025	195,261
1,900,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	1,951,062
4,400,000	MARB BondCo PLC	3.95%	01/29/2031	3,904,000
2,800,000	Minerva Luxembourg SA	4.38%	03/18/2031	2,489,874
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,200,235
1,600,000	Minerva Luxembourg SA	8.88%	09/13/2033	1,745,797
2,500,000	Movida Europe SA	7.85%(a)	04/11/2029	2,408,816
700,000	Movida Europe SA	7.85%	04/11/2029	674,469
6,621,720	MV24 Capital BV	6.75%	06/01/2034	6,479,595
7,818,045	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	7,856,604
975,000	Simpar Europe SA	5.20%	01/26/2031	809,850
850,000	Unigel Luxembourg SA	8.75%(c)	10/01/2026	213,690
				63,215,160

CHILE - 5.7%
578,000	AES Andes SA (5 yr. CMT Rate + 4.92%)	6.35%	10/07/2079	575,649
500,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%(a)(b)	05/02/2029	537,377
2,900,000	CAP SA	3.90%(a)	04/27/2031	2,385,250
6,000,000	CAP SA	3.90%	04/27/2031	4,935,000
5,000,000	Cencosud SA	4.38%	07/17/2027	4,952,843
10,673,851	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	8,805,927
2,389,750	Empresa Electrica Angamos SA	4.88%	05/25/2029	2,164,630
1,368,600	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,336,055
294,200	GNL Quintero SA	4.63%	07/31/2029	292,952
				25,985,683

COLOMBIA - 11.0%
1,494,996	AI Candelaria Spain SA	7.50%	12/15/2028	1,483,579
7,100,000	AI Candelaria Spain SA	5.75%	06/15/2033	5,815,940
3,800,000	AI Candelaria Spain SA	5.75%(a)	06/15/2033	3,112,757
2,850,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(b)	04/22/2031	2,446,138
200,000	Banco de Bogota SA	6.25%	05/12/2026	201,188
9,100,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	9,013,348
2,300,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	2,470,832
5,213,000	Canacol Energy Ltd.	5.75%	11/24/2028	2,761,775
7,000,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	6,408,838
4,392,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	3,889,342
1,203,020	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,206,027
7,139,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	6,781,639
1,700,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	1,742,576

Principal Amount $	Security Description	Rate	Maturity	Value $
2,627,000	Transportadora de Gas Internacional SA ESP	5.55%	11/01/2028	2,652,019
				49,985,998

DOMINICAN REPUBLIC - 0.8%
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(a)	06/30/2034	209,626
3,800,000	AES Espana BV	5.70%(a)	05/04/2028	3,614,221
				3,823,847

GUATEMALA - 4.3%
6,600,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	6,513,408
3,600,000	CT Trust	5.13%	02/03/2032	3,302,967
2,135,000	Energuate Trust	5.88%	05/03/2027	2,105,014
4,379,400	Millicom International Cellular SA	6.63%	10/15/2026	4,383,451
450,000	Millicom International Cellular SA	5.13%	01/15/2028	437,512
2,700,000	Millicom International Cellular SA	6.25%	03/25/2029	2,687,724
				19,430,076

INDIA - 12.6%
500,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	451,664
1,700,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	1,484,432
3,755,750	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	3,331,915
2,656,000	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	2,356,272
2,400,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	2,299,201
2,300,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	2,223,007
900,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	851,535
2,800,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	2,385,495
3,800,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	3,688,394
1,887,500	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	1,660,878
200,000	Bharti Airtel Ltd.	4.38%	06/10/2025	199,374
3,496,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	3,195,360
4,000,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	3,895,488
8,960,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(b)	01/15/2025	8,984,687
1,400,000	Periama Holdings	5.95%	04/19/2026	1,397,987
5,000,000	Reliance Industries Ltd.	4.13%	01/28/2025	4,984,934
250,000	Reliance Industries Ltd.	3.67%	11/30/2027	244,655
8,000,000	UPL Corp. Ltd.	4.63%	06/16/2030	6,826,000
6,580,000	Vedanta Resources Ltd.	13.88%	12/09/2028	6,752,409
				57,213,687

INDONESIA - 3.2%
4,250,000	Adaro Indonesia PT	4.25%	10/31/2024	4,240,460
3,200,000	Freeport Indonesia PT	4.76%	04/14/2027	3,226,410
600,000	Freeport Indonesia PT	5.32%	04/14/2032	610,414
3,600,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	3,603,800
2,600,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	2,641,626
				14,322,710

JAMAICA - 0.1%
1,201,562	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	153,910
26,166	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	25,857
3,187,632	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	44,261
				224,028

60	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
KUWAIT - 1.1%
1,000,000	MEGlobal BV	4.25%	11/03/2026	989,055
4,100,000	MEGlobal Canada ULC	5.00%	05/18/2025	4,098,338
				5,087,393

MEXICO - 7.1%
400,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%	04/11/2027	393,512
2,500,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(b)	01/10/2028	2,520,327
2,800,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(b)	06/27/2029	2,825,245
5,500,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	5,235,505
2,100,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	2,045,010
2,400,000	Braskem Idesa SAPI	6.99%	02/20/2032	1,893,311
2,200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	2,346,488
7,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(b)	06/08/2026	7,195,083
1,562,000	Cometa Energia SAB de CV	6.38%	04/24/2035	1,586,441
5,200,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%(b)(c)	11/29/2027	15,600
200,000	Electricidad Firme de Mexico Holdings SAB de CV	4.90%	11/20/2026	194,854
358,715	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	358,042
2,440,000	KUO SAB De CV	5.75%	07/07/2027	2,399,944
4,600,000	Mexarrend SAPI de CV	10.25%(a)(c)	07/24/2025	234,600
1,988,714	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,987,562
1,201,049	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	1,141,582
				32,373,106

PARAGUAY - 1.5%
539,000	Banco Continental SAECA	2.75%	12/10/2025	522,728
2,224,000	Frigorifico Concepcion SA	7.70%	07/21/2028	1,555,265
6,400,270	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	4,639,243
168,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	166,733
				6,883,969

PERU - 11.3%
8,000,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	7,820,125
3,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	3,748,751
12,172,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	11,981,862
7,950,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	7,850,736
1,200,000	Credicorp Ltd.	2.75%	06/17/2025	1,177,918
673,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	06/01/2028	677,479
3,473,000	InRetail Consumer	3.25%	03/22/2028	3,260,170
3,250,000	InRetail Shopping Malls	5.75%	04/03/2028	3,275,353
5,500,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	5,318,891
3,714,596	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	3,483,818
2,710,000	Orazul Energy Peru SA	5.63%	04/28/2027	2,668,740

Principal Amount $	Security Description	Rate	Maturity	Value $
300,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%	08/02/2028	276,267
				51,540,110

SINGAPORE - 4.2%
400,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	384,647
9,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	9,132,342
7,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	6,902,496
2,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	2,558,936
				18,978,421

SOUTH AFRICA - 0.0%(e)
200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	209,997

VIETNAM - 0.5%
2,319,022	Mong Duong Finance Holdings BV	5.13%	05/07/2029	2,252,133
	Total Foreign Corporate Bonds (Cost $370,516,662)			351,526,318

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 21.2%
BRAZIL - 1.1%
5,000,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(b)	04/15/2025	5,081,475

COLOMBIA - 3.9%
2,200,000	Colombia Government International Bond	3.88%	04/25/2027	2,125,336
2,000,000	Colombia Government International Bond	5.00%	06/15/2045	1,480,346
3,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,901,013
5,000,000	Ecopetrol SA	4.63%	11/02/2031	4,295,751
800,000	Ecopetrol SA	5.88%	05/28/2045	601,067
10,300,000	Ecopetrol SA	5.88%	11/02/2051	7,493,987
				17,897,500

GUATEMALA - 0.7%
1,100,000	Guatemala Government Bond	4.38%	06/05/2027	1,076,103
1,600,000	Guatemala Government Bond	4.88%	02/13/2028	1,580,157
500,000	Guatemala Government Bond	5.25%	08/10/2029	496,059
				3,152,319

INDONESIA - 2.7%
4,400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	4,295,005
5,300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	5,290,530
2,400,000	Pertamina Persero PT	1.40%	02/09/2026	2,300,177
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	198,362
				12,084,074

MEXICO - 7.3%
5,700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	5,221,870
2,500,000	Comision Federal de Electricidad	3.35%	02/09/2031	2,162,198

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	61

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,000,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	997,250
3,900,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	4,073,355
11,000,000	Mexico Government International Bond	4.40%	02/12/2052	8,477,152
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,977,111
7,400,000	Petroleos Mexicanos	6.75%	09/21/2047	5,307,054
				33,215,990

MOROCCO - 0.3%
1,100,000	OCP SA	4.50%	10/22/2025	1,091,121
PANAMA - 2.0%
400,000	Panama Government International Bond	3.88%	03/17/2028	386,655
900,000	Panama Government International Bond	4.30%	04/29/2053	639,726
13,000,000	Panama Government International Bond	3.87%	07/23/2060	8,221,843
				9,248,224

PARAGUAY - 0.8%
4,351,261	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	3,426,907
200,000	Paraguay Government International Bond	4.70%	03/27/2027	199,900
				3,626,807

PERU - 1.5%
1,727,981	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,756,715

Principal Amount $	Security Description	Rate	Maturity	Value $
4,500,000	Petroleos del Peru SA	4.75%	06/19/2032	3,560,254
2,400,000	Petroleos del Peru SA	5.63%	06/19/2047	1,645,985
				6,962,954

SOUTH AFRICA - 0.9%
4,200,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	4,073,921
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $108,757,348)			96,434,385

Shares
SHORT TERM INVESTMENTS - 0.8%
1,278,222	First American Government Obligations Fund - U	4.84%(f)	1,278,222
1,278,222	JPMorgan US Government Money Market Fund - IM	4.86%(f)	1,278,222
1,278,223	MSILF Government Portfolio - Institutional	4.83%(f)	1,278,223

	Total Short Term Investments (Cost $3,834,667)		3,834,667
	Total Investments - 99.3% (Cost $483,108,677)		451,795,370
	Other Assets in Excess of Liabilities - 0.7%		3,020,963
	NET ASSETS - 100.0%		$454,816,333

62	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	77.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	21.2%
Short Term Investments	0.8%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	21.1%
Energy	14.1%
Transportation	13.1%
Utilities	11.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	11.1%
Mining	7.8%
Telecommunications	4.5%
Consumer Products	3.8%
Chemical Products	3.4%
Retailers (other than Food/Drug)	2.5%
Building and Development (including Steel/Metals)	2.5%
Chemicals/Plastics	1.5%
Short Term Investments	0.8%
Conglomerates	0.5%
Pulp & Paper	0.4%
Finance	0.3%
Food Products	0.1%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Brazil	15.0%
Colombia	14.9%
Mexico	14.4%
Peru	12.8%
India	12.6%
Indonesia	5.9%
Chile	5.7%
Guatemala	5.0%
Singapore	4.2%
Paraguay	2.3%
Panama	2.0%
Kuwait	1.1%
South Africa	0.9%
United States	0.8%
Dominican Republic	0.8%
Vietnam	0.5%
Morocco	0.3%
Jamaica	0.1%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Perpetual maturity. The date disclosed is the next call date of the security.
(c)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)	Value determined using significant unobservable inputs.
(e)	Represents less than 0.05% of net assets.
(f)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	63

Schedule of Investments DoubleLine Low Duration Bond Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.5%
	AccessLex Institute
1,568,964	Series 2007-A-B (3 mo. Term SOFR + 0.81%, 0.00% Floor)	5.88%	02/25/2037	1,528,230
	ACHV Trust
2,750,000	Series 2023-3PL-C	7.35%(a)	08/19/2030	2,782,642
9,500,000	Series 2024-2PL-A	5.07%(a)	10/27/2031	9,540,907
	Affirm, Inc.
4,191,851	Series 2022-Z1-A	4.55%(a)	06/15/2027	4,182,921
15,000,000	Series 2023-A-1A	6.61%(a)	01/18/2028	15,064,366
6,521,045	Series 2023-X1-A	7.11%(a)	11/15/2028	6,547,754
5,300,000	Series 2024-A-A	5.61%(a)	02/15/2029	5,372,265
6,703,446	Series 2024-X1-A	6.27%(a)	05/15/2029	6,726,455
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35%(a)	10/15/2047	3,132,697
	American Credit Acceptance Receivables Trust
1,197,576	Series 2024-2-A	5.90%(a)	02/12/2027	1,201,441
8,540,664	Series 2024-3-A	5.76%(a)	11/12/2027	8,577,547
	Aqua Finance Trust
1,238,404	Series 2020-AA-A	1.90%(a)	07/17/2046	1,171,906
	Arivo Acceptance Auto Loan Receivables Trust
4,027,769	Series 2022-1A-A	3.93%(a)	05/15/2028	4,001,649
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	10,142,654
	Bridgecrest Lending Auto Securitization Trust
9,000,000	Series 2024-3-A2	5.54%	02/16/2027	9,022,167
	CAI International, Inc.
7,095,000	Series 2020-1A-A	2.22%(a)	09/25/2045	6,624,413
	Carvana Auto Receivables Trust
4,730,117	Series 2023-N3-A	6.41%(a)	09/10/2027	4,759,742
8,923,752	Series 2024-N1-A2	5.76%(a)	04/12/2027	8,951,830
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,990,198
	Citizens Auto Receivables Trust
8,109,554	Series 2023-2-A2A	6.09%(a)	10/15/2026	8,138,870
	Commonbond Student Loan Trust
914,612	Series 2017-BGS-A1	2.68%(a)	09/25/2042	850,705
834,672	Series 2020-AGS-A	1.98%(a)	08/25/2050	735,811
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	17,827,159
	CPS Auto Trust
276,453	Series 2022-D-A	6.09%(a)	01/15/2027	276,661
3,118,878	Series 2024-A-A	5.71%(a)	09/15/2027	3,130,116
	DataBank Issuer
1,599,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	1,525,468
10,000,000	Series 2023-1A-A2	5.12%(a)	02/25/2053	9,932,859
	Diamond Resorts Owner Trust
1,362,360	Series 2021-1A-B	2.05%(a)	11/21/2033	1,319,342
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67%(a)	10/25/2049	1,418,533
	Exeter Automobile Receivables Trust
7,240,000	Series 2021-4A-D	1.96%	01/17/2028	7,057,821
1,161,981	Series 2023-3A-A3	6.04%	07/15/2026	1,162,330
3,200,939	Series 2023-5A-A2	6.20%	04/15/2026	3,202,572
5,500,000	Series 2024-5A-A2	4.79%	04/15/2027	5,483,902
	Global Sea Containers Two SRL
2,775,001	Series 2020-1A-A	2.17%(a)	10/17/2040	2,632,656
	GLS Auto Receivables Trust
635,827	Series 2021-1A-D	1.68%(a)	01/15/2027	627,853
9,483,695	Series 2023-4A-A2	6.40%(a)	12/15/2026	9,519,847
	GLS Auto Select Receivables Trust
4,000,000	Series 2024-3A-A2	5.59%(a)	10/15/2029	4,065,457
	Hertz Global Holdings, Inc.
5,100,000	Series 2021-1A-B	1.56%(a)	12/26/2025	5,065,041

Principal Amount $	Security Description	Rate	Maturity	Value $

	Hilton Grand Vacations, Inc.
536,129	Series 2018-AA-A	3.54%(a)	02/25/2032	531,184
303,249	Series 2020-AA-A	2.74%(a)	02/25/2039	294,733
	LAD Auto Receivables Trust
10,392,920	Series 2024-1A-A2	5.44%(a)	11/16/2026	10,409,906
	Laurel Road Prime Student Loan Trust
252,525	Series 2019-A-A1FX	2.34%(a)	10/25/2048	248,965
	Lendbuzz Securitization Trust
6,087,679	Series 2023-1A-A2	6.92%(a)	08/15/2028	6,201,907
2,765,594	Series 2023-2A-A2	7.09%(a)	10/16/2028	2,825,626
8,500,000	Series 2024-2A-A2	5.99%(a)	05/15/2029	8,608,684
	Lendingpoint Asset Securitization Trust
650,920	Series 2022-C-A	6.56%(a)	02/15/2030	651,106
	Loanpal Solar Loan Ltd.
7,656,230	Series 2020-3GS-A	2.47%(a)	12/20/2047	6,600,932
	Marlette Funding Trust
978,810	Series 2022-2A-B	5.50%(a)	08/15/2032	979,186
13,715,357	Series 2024-1A-A	5.95%(a)	07/17/2034	13,801,589
	MVW Owner Trust
366,626	Series 2018-1A-C	3.90%(a)	01/21/2036	366,162
	Navient Student Loan Trust
2,321,406	Series 2020-FA-A	1.22%(a)	07/15/2069	2,169,703
1,328,584	Series 2020-GA-A	1.17%(a)	09/16/2069	1,232,138
9,708,590	Series 2022-A-A	2.23%(a)	07/15/2070	8,876,996
	Oxford Finance Funding Trust
3,121,295	Series 2020-1A-A2	3.10%(a)	02/15/2028	3,099,170
	Pagaya AI Debt Selection Trust
1,474,820	Series 2021-HG1-A	1.22%(a)	01/16/2029	1,456,490
1,328,634	Series 2022-3-A	6.06%(a)	03/15/2030	1,329,005
4,218,974	Series 2023-1-A	7.56%(a)	07/15/2030	4,234,262
2,658,060	Series 2023-3-A	7.60%(a)	12/16/2030	2,674,190
2,279,196	Series 2023-5-A	7.18%(a)	04/15/2031	2,282,848
4,445,962	Series 2023-5-B	7.63%(a)	04/15/2031	4,482,726
2,326,527	Series 2023-7-A	7.23%(a)	07/15/2031	2,329,878
	Prosper Marketplace Issuance Trust
1,772,009	Series 2023-1A-A	7.06%(a)	07/16/2029	1,779,342
2,074,523	Series 2024-1A-A	6.12%(a)	08/15/2029	2,080,936
	Santander Consumer USA Holdings, Inc.
1,027,995	Series 2023-4-A2	6.18%	02/16/2027	1,030,434
8,871,172	Series 2024-3-A2	5.91%	06/15/2027	8,911,474
	Santander Consumer USA, Inc.
742,687	Series 2021-3-C	1.47%	01/15/2027	738,936
	Santander Drive Auto Receivables LLC
1,016,285	Series 2020-4-D	1.48%	01/15/2027	1,010,076
	SCCU Auto Receivables Trust
12,250,000	Series 2024-1A-A2	5.45%(a)	12/15/2027	12,319,397
	SFS Auto Receivables Securitization Trust
3,322,742	Series 2024-1A-A2	5.35%(a)	06/21/2027	3,329,854
	Sierra Timeshare Conduit Receivables Funding LLC
971,375	Series 2021-2A-C	1.95%(a)	09/20/2038	927,706
	Slam Ltd.
10,000,000	Series 2024-1A-A	5.34%(a)	09/15/2049	10,022,840
	SLM Student Loan Trust
4,346,804	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	5.50%	06/15/2039	4,225,397
2,583,151	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	5.48%	12/15/2039	2,516,654
	SOFI Alternative Trust
3,032,179	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	3,009,280
5,631,045	Series 2021-2-A	1.25%(a)	08/15/2030	5,460,379
10,195,929	Series 2021-3-A	1.50%(a)	11/15/2030	9,941,368
	SoFi Consumer Loan Program Trust
47,135	Series 2023-1S-A	5.81%(a)	05/15/2031	47,143

64	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	SoFi Professional Loan Program LLC
772,984	Series 2018-D-A2FX	3.60%(a)	02/25/2048	761,541
3,327,493	Series 2020-C-AFX	1.95%(a)	02/15/2046	3,121,989
	TAL Advantage LLC
2,900,000	Series 2020-1A-A	2.05%(a)	09/20/2045	2,714,849
	Textainer Ltd.
753,333	Series 2021-3A-A	1.94%(a)	08/20/2046	670,850
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25%(a)	01/22/2029	17,164,638
	UPCL
16,953,308	Series 2023-1-A	7.65%(c)	04/22/2030	17,187,264
	Upgrade Master Pass-Thru Trust
617,330	Series 2021-PT3-A	14.31%(a)(b)	07/15/2027	561,268
	Upstart Pass-Through Trust Series
321,755	Series 2020-ST5-A	3.00%(a)	12/20/2026	318,138
418,266	Series 2021-ST5-A	2.00%(a)	07/20/2027	410,006
913,504	Series 2021-ST6-A	1.85%(a)	08/20/2027	903,894
	Upstart Securitization Trust
460,701	Series 2023-1-A	6.59%(a)	02/20/2033	461,359
4,449,012	Series 2023-2-A	6.77%(a)	06/20/2033	4,470,944
5,314,980	Series 2023-3-A	6.90%(a)	10/20/2033	5,377,452
	Wendy’s SPV Guarantor LLC
4,685,199	Series 2018-1A-A2II	3.88%(a)	03/15/2048	4,554,349
	Westgate Resorts LLC
3,634,808	Series 2022-1A-C	2.49%(a)	08/20/2036	3,530,985
	Westlake Automobile Receivables Trust
11,781,868	Series 2023-4A-A2	6.23%(a)	01/15/2027	11,846,956
7,150,000	Series 2024-1A-A2A	5.62%(a)	03/15/2027	7,171,301
	Total Asset Backed Obligations (Cost $435,700,263)			435,561,172

BANK LOANS - 2.5%
	1011778 BC ULC
5,869,511	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	09/23/2030	5,820,266
	APi Group DE, Inc.
3,645,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/03/2029	3,646,859
	Aramark Services, Inc.
365,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	06/24/2030	366,791
	Asplundh Tree Expert LLC
2,861,489	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	09/07/2027	2,867,255
	Axalta Coating Systems US Holdings, Inc.
680,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	12/20/2029	683,041
	Burlington Coat Factory Warehouse Corp.
4,320,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.61%	09/19/2031	4,293,000
	Calpine Corp.
5,940,337	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	5,928,397
298,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	297,785
	Catalent Pharma Solutions, Inc.
5,946,162	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.03%	02/22/2028	5,948,957

Principal Amount $	Security Description	Rate	Maturity	Value $
	Corpay Technologies Operating Co. LLC
7,439,552	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	04/28/2028	7,440,147
	CPI Holdco B LLC
5,940,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/19/2031	5,919,299
	Delta 2 Lux Sarl
726,667	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	727,953
363,333	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	363,976
	Element Solutions, Inc.
2,912,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/18/2030	2,917,721
	Energizer Holdings, Inc.
3,833,959	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.92%	12/22/2027	3,843,544
	Flutter Financing BV
5,874,369	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	11/29/2030	5,887,997
	Froneri US, Inc.
5,977,133	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/18/2031	5,962,579
	Gen Digital, Inc.
5,268,985	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.60%	09/12/2029	5,257,867
	Go Daddy Operating Co. LLC
6,042,432	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	11/13/2029	6,043,309
	Grifols Worldwide Operations USA, Inc.
2,815,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.40%	11/15/2027	2,741,440
	HB Fuller Co.
2,651,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.85%	02/15/2030	2,659,975
	Hilton Domestic Operating Co., Inc.
2,170,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	11/08/2030	2,171,985
	Iron Mountain Information Management LLC
6,285,737	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	6,258,237
	Lamar Media Corp.
4,880,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	6.45%	02/08/2027	4,877,237
	Marriott Ownership Resorts, Inc.
1,596,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	04/01/2031	1,594,843
	NRG Energy, Inc.
4,835,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.26%	04/16/2031	4,849,603
	Resideo Funding, Inc.
2,650,739	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.86%	02/14/2028	2,663,992
987,525	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.30%	06/13/2031	989,994

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	65

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Reynolds Consumer Products LLC
4,379,140	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	02/04/2027	4,392,431
	Six Flags Entertainment Corp.
1,491,263	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/01/2031	1,490,890
	SS&C Technologies, Inc.
3,146,112	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/09/2031	3,149,588
	Standard Industries, Inc./NY
3,655,930	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.92%	09/22/2028	3,667,940
	Trans Union LLC
2,571,323	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	11/16/2026	2,573,663
5,536,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	06/24/2031	5,531,419
	US Foods, Inc.
4,523,133	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.96%	09/14/2026	4,529,963
	Vestis Corp.
864,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.37%	02/24/2031	860,584
	Vistra Operations Co. LLC
5,961,174	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/20/2030	5,968,327
	WMG Acquisition Corp.
7,205,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	01/24/2031	7,215,519
	Wyndham Hotels & Resorts, Inc.
3,271,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	05/28/2030	3,274,352
	Total Bank Loans (Cost $145,361,412)			145,678,725

COLLATERALIZED LOAN OBLIGATIONS - 13.9%
	Battalion CLO Ltd.
30,000,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.69%(a)	04/24/2034	30,038,010
22,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.74%(a)	07/15/2034	22,017,688
	BBAM US CLO Ltd.
4,132,000	Series 2022-1A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.68%(a)	04/15/2035	4,138,235
	BlueMountain CLO Ltd.
22,000,000	Series 2021-31A-A1 (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.69%(a)	04/19/2034	22,026,697
	Bridge Street CLO Ltd.
20,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.77%(a)	07/20/2034	20,009,494
	Capital Four US CLO Ltd.
15,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/18/2035	15,011,332
	Carlyle Global Market Strategies
25,000,000	Series 2016-1A-A1R2 (3 mo. Term SOFR + 1.40%, 1.14% Floor)	6.68%(a)	04/20/2034	25,045,750

Principal Amount $	Security Description	Rate	Maturity	Value $
	CarVal CLO
4,976,977	Series 2018-1A-AR (3 mo. Term SOFR + 1.23%, 1.23% Floor)	6.52%(a)	07/16/2031	4,982,401
	Cathedral Lake CLO Ltd.
9,188,742	Series 2018-5A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	10/21/2030	9,197,444
7,978,168	Series 2021-7RA-AR (3 mo. Term SOFR + 1.18%, 1.18% Floor)	6.48%(a)	01/15/2032	7,981,153
	CBAM Ltd.
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.74%(a)	07/17/2034	10,011,840
9,858,858	Series 2019-10A-A1R (3 mo. Term SOFR + 1.38%, 1.12% Floor)	6.66%(a)	04/20/2032	9,865,336
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.70%(a)	07/20/2037	20,088,784
	CFIP CLO Ltd.
20,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.76%(a)	01/20/2035	20,021,920
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.85%(a)	04/20/2037	20,047,438
10,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.71%(a)	07/20/2034	10,014,340
	CQS US CLO
25,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.76%(a)	01/20/2035	25,015,575
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.71%(a)	07/20/2034	18,023,081
	Generate CLO Ltd.
10,000,000	Series 6A-A1R (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	01/22/2035	10,003,034
14,000,000	Series 8A-AR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	10/20/2034	14,031,990
46,500,000	Series 9A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	10/20/2034	46,558,037
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.73%(a)	01/30/2035	52,152,355
	Harbourview CLO VII LLC
3,327,159	Series 7RA-A1 (3 mo. Term SOFR + 1.39%, 1.13% Floor)	6.67%(a)	07/18/2031	3,333,257
	Invesco CLO Ltd.
10,000,000	Series 2023-3A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	7.10%(a)	07/15/2036	10,057,324
	Jackson Financial, Inc.
20,000,000	Series 2021-5A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.74%(a)	10/18/2034	20,033,960
	Katayma CLO Ltd.
22,500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.94%(a)	04/20/2037	22,601,957
	Madison Park Funding Ltd.
10,000,000	Series 2021-52A-A (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.64%(a)	01/22/2035	10,002,296

66	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Marathon CLO Ltd.
10,779,142	Series 2018-12A-A1 (3 mo. Term SOFR + 1.44%, 0.00% Floor)	6.72%(a)	04/18/2031	10,794,087
	Marble Point CLO
35,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.75%(a)	07/25/2034	35,024,500
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.73%(a)	04/28/2034	15,021,480
	Ocean Trails CLO
14,358,559	Series 2014-5A-ARR (3 mo. Term SOFR + 1.54%, 1.28% Floor)	6.84%(a)	10/13/2031	14,394,731
850,000	Series 2020-10A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.78%(a)	10/15/2034	850,515
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.81%(a)	04/18/2037	3,015,750
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	6.85%(a)	04/23/2037	28,061,323
	Palmer Square CLO Ltd.
8,700,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.71%(a)	07/15/2034	8,709,881
	Regatta Funding Ltd.
11,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.83%(a)	04/26/2037	11,075,789
	Romark LLC
10,209,627	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	6.57%(a)	04/20/2031	10,218,221
	Shackleton CLO Ltd.
16,745,207	Series 2015-7RA-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.71%(a)	07/15/2031	16,756,994
	Sound Point CLO Ltd.
14,964,331	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	6.79%(a)	10/20/2031	14,993,166
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.71%(a)	07/20/2034	25,030,000
	Steele Creek CLO Ltd.
900,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.36%(a)	04/15/2032	901,405
18,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.73%(a)	07/15/2032	18,014,472
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.30%(a)	10/15/2037	9,000,000
	Symphony CLO Ltd.
11,358,115	Series 2014-15A-AR3 (3 mo. Term SOFR + 1.34%, 1.08% Floor)	6.63%(a)	01/17/2032	11,370,745
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A (3 mo. Term SOFR + 1.80%, 1.80% Floor)	7.08%(a)	04/20/2036	10,536,852
	Tralee CLO Ltd.
4,000,000	Series 2019-6A-A1RR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	6.50%(a)	10/25/2032	4,003,583

Principal Amount $	Security Description	Rate	Maturity	Value $
	TRESTLES CLO LLC
20,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.71%(a)	07/21/2034	20,026,356
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/18/2035	10,003,030
	Vibrant CLO Ltd.
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	0.00%(a)	10/20/2037	20,000,000
	Warwick Capital CLO Ltd.
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.59%(a)	07/20/2037	10,008,992
	Wellfleet CLO Ltd.
2,796,794	Series 2018-1A-A (3 mo. Term SOFR + 1.36%, 1.10% Floor)	6.65%(a)	07/17/2031	2,800,606
8,000,000	Series 2020-1A-A1AR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	6.50%(a)	04/15/2033	8,005,642
5,000,000	Series 2021-2A-A1 (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.76%(a)	07/15/2034	5,004,684
	Total Collateralized Loan Obligations (Cost $804,936,408)			805,933,532

FOREIGN CORPORATE BONDS - 8.6%
2,485,850	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	2,205,323
7,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	6,993,403
5,200,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	5,047,275
5,600,000	Adaro Indonesia PT	4.25%	10/31/2024	5,587,430
5,066,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	5,308,773
6,798,017	AI Candelaria Spain SA	7.50%	12/15/2028	6,746,099
1,011,000	Algonquin Power & Utilities Corp.	5.37%(d)	06/15/2026	1,023,679
6,033,000	Avolon Holdings Funding Ltd.	2.13%(a)	02/21/2026	5,806,221
3,200,000	Axiata SPV2 Bhd	4.36%	03/24/2026	3,201,386
6,285,000	BAE Systems PLC	5.00%(a)	03/26/2027	6,388,017
400,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%	04/21/2025	397,644
2,300,000	Banco BTG Pactual SA/Cayman Islands	4.50%	01/10/2025	2,292,975
3,000,000	Banco Continental SAECA	2.75%(a)	12/10/2025	2,909,433
400,000	Banco Continental SAECA	2.75%	12/10/2025	387,924
6,000,000	Banco de Bogota SA	6.25%	05/12/2026	6,035,628
3,050,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	2,981,423
9,350,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	8,873,625
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,708,291
8,800,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%	04/11/2027	8,657,269
6,250,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	6,168,000
11,900,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	11,714,111
4,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	4,645,282
2,600,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%	07/15/2028	2,661,924
11,800,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	11,687,638
2,605,000	Bank of Montreal	1.50%	01/10/2025	2,581,049
5,170,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	5,227,041
2,688,000	Bank of Nova Scotia	4.75%	02/02/2026	2,706,761

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	67

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,852,000	Barclays PLC (SOFR + 1.34%)	4.84%	09/10/2028	3,885,214
3,484,000	BAT International Finance PLC	1.67%	03/25/2026	3,348,689
6,221,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%	11/12/2029	6,196,329
6,150,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	5,854,247
6,664,000	Bharti Airtel Ltd.	4.38%	06/10/2025	6,643,151
2,510,000	BMW US Capital LLC (SOFR + 0.62%)	5.71%(a)	08/11/2025	2,516,844
5,185,000	BPCE SA	2.38%(a)	01/14/2025	5,143,153
8,800,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	8,815,101
1,127,000	BRF GmbH	4.35%	09/29/2026	1,102,952
1,750,000	Camposol SA	6.00%	02/03/2027	1,577,420
3,065,000	Canadian Imperial Bank of Commerce	3.95%	08/04/2025	3,053,063
5,400,000	Cemex SAB de CV	5.45%	11/19/2029	5,475,395
1,400,000	Cencosud SA	4.38%	07/17/2027	1,386,796
11,857,149	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	9,782,148
6,100,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	6,023,835
4,100,000	Comision Federal de Electricidad	4.75%	02/23/2027	4,067,403
4,920,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.69%(a)	07/07/2025	4,924,131
8,100,000	Cosan Luxembourg SA	7.00%	01/20/2027	8,150,406
1,400,000	Credicorp Ltd.	2.75%	06/17/2025	1,374,237
3,556,000	Credit Agricole SA (SOFR + 1.00%)	4.63%(a)	09/11/2028	3,572,806
13,000,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	12,501,034
192,410	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	2,672
654,400	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	83,823
1,579	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	1,561
8,333,000	Ecopetrol SA	5.38%	06/26/2026	8,320,834
5,018,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	5,349,978
1,868,350	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,692,347
2,531,910	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	2,471,701
4,200,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	3,845,303
2,994,000	Enel Finance International NV	5.13%(a)	06/26/2029	3,067,891
8,614,706	Fenix Power Peru SA	4.32%	09/20/2027	8,497,071
1,350,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	1,361,142
6,050,000	Freeport Indonesia PT	4.76%	04/14/2027	6,099,932
5,950,000	Freeport-McMoRan, Inc.	5.00%	09/01/2027	5,977,882
5,350,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	5,314,749
6,415,654	Galaxy Pipeline Assets Bidco Ltd.	1.75%	09/30/2027	6,143,304
5,070,000	Glencore Funding LLC	4.00%(a)	04/16/2025	5,044,472
3,985,000	Glencore Funding LLC (SOFR + 1.06%)	6.36%(a)	04/04/2027	4,003,849
3,779,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(e)	04/16/2029	3,709,032
5,825,160	GNL Quintero SA	4.63%	07/31/2029	5,800,463
2,400,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,519,964
3,615,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	3,603,624
8,447,130	Guara Norte Sarl	5.20%	06/15/2034	8,052,067
709,104	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(a)	06/01/2028	713,611
3,000,000	Industrias Penoles SAB de CV	4.15%	09/12/2029	2,904,928
1,000,000	InRetail Consumer	3.25%	03/22/2028	938,719
4,500,000	InRetail Shopping Malls	5.75%	04/03/2028	4,535,104
2,168,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,096,610
360,287	Interoceanica IV Finance Ltd. Series 2007	0.00%(c)	11/30/2025	344,074
8,000,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	7,819,175
500,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	2.50%	01/15/2027	478,794
900,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00%	02/02/2029	838,169
2,546,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	2,327,056

Principal Amount $	Security Description	Rate	Maturity	Value $
1,000,000	Kallpa Generacion SA	4.88%	05/24/2026	1,001,685
2,000,000	KUO SAB De CV	5.75%	07/07/2027	1,967,167
4,600,000	LG Chem Ltd.	3.25%	10/15/2024	4,596,716
166,948	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	156,576
3,500,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	3,556,035
300,000	MEGlobal BV	4.25%	11/03/2026	296,716
11,800,000	MEGlobal Canada ULC	5.00%(a)	05/18/2025	11,795,215
200,000	MEGlobal Canada ULC	5.00%	05/18/2025	199,919
3,939,928	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	3,937,646
3,235,500	Millicom International Cellular SA	6.63%	10/15/2026	3,238,493
5,400,000	Millicom International Cellular SA	5.13%	01/15/2028	5,250,140
5,200,000	Minerva Luxembourg SA	5.88%	01/19/2028	5,204,273
6,405,000	Mitsubishi UFJ Financial Group, Inc.	3.78%	03/02/2025	6,375,923
2,496,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	6.01%	05/22/2026	2,504,704
1,475,741	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,433,176
800,000	Multibank, Inc.	7.75%(a)	02/03/2028	840,788
6,925,216	MV24 Capital BV	6.75%	06/01/2034	6,776,576
5,143,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	5,224,514
9,000,000	NBM US Holdings, Inc.	7.00%	05/14/2026	9,065,115
3,500,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(f)	01/15/2025	3,509,643
200,000	Nexa Resources SA	5.38%	05/04/2027	200,450
2,400,000	Nexa Resources SA	6.50%	01/18/2028	2,480,328
4,035,000	Nutrien Ltd.	4.90%	03/27/2028	4,117,054
5,400,000	Orazul Energy Peru SA	5.63%	04/28/2027	5,317,785
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	1,165,831
9,000,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%(a)	09/10/2030	8,743,732
3,484,615	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	3,501,801
10,000,000	Reliance Industries Ltd.	4.13%	01/28/2025	9,969,867
2,390,000	Royal Bank of Canada (SOFR + 0.53%)	5.74%	01/20/2026	2,390,730
1,300,000	Sasol Financing USA LLC	4.38%	09/18/2026	1,263,735
6,400,000	Sociedad Quimica y Minera de Chile SA	4.38%	01/28/2025	6,388,424
1,128,000	South Bow USA Infrastructure Holdings LLC	4.91%(a)	09/01/2027	1,136,912
2,546,000	Southern Copper Corp.	3.88%	04/23/2025	2,528,326
3,500,000	Suzano International Finance BV	4.00%	01/14/2025	3,490,107
1,965,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,950,174
2,960,000	Transportadora de Gas del Peru SA	4.25%	04/30/2028	2,911,951
8,000,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	7,669,440
3,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	3,032,812
3,765,000	Westpac Banking Corp. (SOFR + 0.72%)	5.78%	11/17/2025	3,778,924
	Total Foreign Corporate Bonds (Cost $495,639,543)			498,267,282

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.8%
7,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	6,858,056
4,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	4,490,232
2,428,257	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,912,414
17,400,000	Colombia Government International Bond	4.50%	01/28/2026	17,240,995
5,300,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	5,315,635
6,000,000	Guatemala Government Bond	4.50%	05/03/2026	5,927,657
11,300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	11,279,809

68	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,500,000	Korea East-West Power Co. Ltd.	1.75%(a)	05/06/2025	1,474,538
2,000,000	Korea East-West Power Co. Ltd.	1.75%	05/06/2025	1,966,051
1,500,000	Korea Hydro & Nuclear Power Co. Ltd.	1.25%(a)	04/27/2026	1,430,919
3,500,000	Korea Southern Power Co. Ltd.	0.75%(a)	01/27/2026	3,339,357
2,613,045	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	2,656,496
1,000,000	Oleoducto Central SA	4.00%	07/14/2027	958,092
2,000,000	Panama Government International Bond	3.75%	03/16/2025	1,989,461
500,000	Paraguay Government International Bond	5.00%	04/15/2026	501,222
6,100,000	Paraguay Government International Bond	4.70%	03/27/2027	6,096,947
11,000,000	Pertamina Persero PT	1.40%	02/09/2026	10,542,479
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	1,388,532
4,300,000	Peruvian Government International Bond	2.39%	01/23/2026	4,175,292
3,634,000	Petrobras Global Finance BV	7.38%	01/17/2027	3,811,063
1,800,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	1,801,031
11,200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	10,945,384
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $106,796,808)			106,101,662

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 15.4%
	ACREC Trust
11,574,828	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.28%(a)	10/16/2036	11,582,560
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02%(a)	06/15/2054	13,633,391
	Arbor Realty Trust, Inc.
5,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.41%(a)	12/15/2035	4,977,810
14,145,111	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.28%(a)	08/15/2034	14,129,919
11,711,949	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.56%(a)	11/15/2036	11,730,466
16,463,657	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.79%(a)	01/15/2037	16,406,380
15,262,119	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.95%(a)	05/15/2037	15,284,890
	AREIT Trust
6,265,766	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.59%(a)	01/20/2037	6,264,808
	Ares Commercial Real Estate Corp.
3,826,584	Series 2021-FL4-AS (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.23%(a)	12/18/2037	3,778,109
	Atrium Hotel Portfolio Trust
2,579,000	Series 2018-ATRM-A (1 mo. Term SOFR + 1.25%, 0.95% Floor)	6.34%(a)	06/15/2035	2,577,192
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
30,301,745	Series 2016-UB10-XA	1.88%(b)(g)	07/15/2049	505,406
	Banc of America Re-Remic Trust
2,350,000	Series 2015-200P-A	3.22%(a)	04/14/2033	2,314,011
	BANK
65,987,701	Series 2017-BNK5-XA	1.07%(b)(g)	06/15/2060	1,388,249
79,893,593	Series 2017-BNK6-XA	0.90%(b)(g)	07/15/2060	1,397,059
21,123,102	Series 2019-BN20-XA	0.93%(b)(g)	09/15/2062	692,945
188,830,883	Series 2020-BN26-XA	1.32%(b)(g)	03/15/2063	9,418,110

Principal Amount $	Security Description	Rate	Maturity	Value $
3,021,000	Series 2021-BN34-ASB	2.19%	06/15/2063	2,761,900
2,310,000	Series 2024-BNK48-A1	4.33%	10/15/2029	2,312,860
	BANK5 Trust
3,644,299	Series 2023-5YR2-A1	6.20%	07/15/2056	3,739,605
3,340,371	Series 2024-5YR8-A1	5.19%	08/15/2057	3,395,212
	BBCMS Trust
77,348,914	Series 2017-C1-XA	1.61%(b)(g)	02/15/2050	2,046,938
17,989,000	Series 2018-TALL-A (1 mo. Term SOFR + 0.92%, 0.87% Floor)	6.02%(a)	03/15/2037	17,031,075
117,395,077	Series 2020-C6-XA	1.15%(b)(g)	02/15/2053	4,901,338
59,000,000	Series 2020-C6-XB	0.79%(b)(g)	02/15/2053	2,026,361
313,893	Series 2023-C19-A1	5.70%	04/15/2056	318,606
1,602,578	Series 2023-C22-A1	6.36%	11/15/2056	1,668,453
	BDS Ltd.
955,465	Series 2021-FL7-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.20%(a)	06/16/2036	952,874
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	6.78%(a)	09/19/2039	14,042,168
	Benchmark Mortgage Trust
82,093,714	Series 2018-B1-XA	0.66%(b)(g)	01/15/2051	1,172,807
174,171,253	Series 2020-B16-XA	0.92%(b)(g)	02/15/2053	6,671,282
35,720,000	Series 2020-IG1-XB	0.24%(b)(g)	09/15/2043	280,223
2,015,720	Series 2023-B39-A1	6.04%	07/15/2056	2,055,376
1,316,935	Series 2023-V2-A1	5.85%	05/15/2055	1,328,225
1,152,994	Series 2024-V8-A1	5.51%	07/15/2057	1,177,529
	Blackstone Mortgage Trust, Inc.
19,256,970	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.25%(a)	05/15/2038	18,546,907
	BMO Mortgage Trust
2,178,044	Series 2023-C5-A1	5.74%	06/15/2056	2,212,700
955,096	Series 2024-5C4-A1	6.02%	05/15/2057	983,093
1,070,000	Series 2024-5C6-A1	4.59%	09/15/2057	1,071,290
	BPR Trust
8,789,000	Series 2021-TY-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.26%(a)	09/15/2038	8,718,676
	BrightSpire Capital, Inc.
12,458,123	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.23%(a)	08/19/2038	12,417,435
6,000,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.68%(a)	08/19/2038	5,960,916
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.91%(a)	08/19/2037	11,401,508
	BSPRT Co.-Issuer LLC
10,136,823	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.31%(a)	03/15/2036	10,107,943
14,000,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	7.36%(a)	09/15/2035	14,117,362
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.96%(a)	09/15/2035	5,056,615
	BSREP Commercial Mortgage Trust
7,628,086	Series 2021-DC-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.16%(a)	08/15/2038	7,071,949
	BX Trust
6,893,217	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.14%(a)	10/15/2037	6,878,211
3,908,430	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.94%(a)	10/15/2036	3,883,808
512,441	Series 2021-MFM1-A (1 mo. Term SOFR + 0.81%, 0.70% Floor)	5.91%(a)	01/15/2034	510,383
7,752,000	Series 2021-VIEW-A (1 mo. Term SOFR + 1.39%, 1.28% Floor)	6.49%(a)	06/15/2036	7,606,825

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	69

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,001,000	Series 2021-VOLT-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.16%(a)	09/15/2036	992,335
9,376,902	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.90%(a)	10/15/2038	9,306,195
3,096,201	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	7.55%(a)	08/15/2039	3,107,812
	BXMT Ltd.
721,339	Series 2020-FL2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	6.10%(a)	02/15/2038	694,274
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	1.06%(b)(g)	06/15/2050	869,744
	CFK Trust
116,365,000	Series 2020-MF2-X	0.89%(a)(b)(g)	03/15/2039	1,827,361
	Citigroup Commercial Mortgage Trust
3,099,807	Series 2015-P1-A4	3.46%	09/15/2048	3,073,765
29,663,450	Series 2016-GC36-XA	1.36%(b)(g)	02/10/2049	327,268
7,054,738	Series 2016-P3-A3	3.06%	04/15/2049	6,928,568
50,464,610	Series 2016-P3-XA	1.81%(b)(g)	04/15/2049	675,449
6,330,745	Series 2017-P7-A3	3.44%	04/14/2050	6,171,100
	Citigroup/Deutsche Bank Commercial Mortgage Trust
700,000	Series 2016-C3-A5	2.89%	08/10/2049	675,742
20,179,915	Series 2017-CD4-XA	1.37%(b)(g)	05/10/2050	493,338
	Commercial Mortgage Pass Through Certificates
7,488,121	Series 2013-CR12-XA	0.74%(b)(g)	10/10/2046	152
131,775,229	Series 2015-CR25-XA	0.93%(b)(g)	08/10/2048	511,565
6,818,000	Series 2015-DC1-A5	3.35%	02/10/2048	6,778,318
1,009,319	Series 2016-COR1-A3	2.83%	10/10/2049	974,245
500,000	Series 2016-COR1-A4	3.09%	10/10/2049	482,554
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	6.39%(a)	09/15/2033	7,426,954
	Computershare Corporate Trust
23,291,730	Series 2015-LC22-XA	0.88%(b)(g)	09/15/2058	105,849
4,899,004	Series 2019-C50-A4	3.47%	05/15/2052	4,709,996
155,408,626	Series 2019-C51-XA	1.41%(b)(g)	06/15/2052	7,565,354
11,851,000	Series 2021-C60-A2	2.04%	08/15/2054	11,232,963
3,201,089	Series 2021-SAVE-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.36%(a)	02/15/2040	3,182,387
935,685	Series 2024-C63-A1	4.89%	08/15/2057	946,839
	CSAIL Commercial Mortgage Trust
1,751,845	Series 2015-C3-A3	3.45%	08/15/2048	1,734,869
86,566,920	Series 2017-C8-XA	1.21%(b)(g)	06/15/2050	1,900,637
1,393,207	Series 2017-CX9-A4	3.18%	09/15/2050	1,348,872
9,795,402	Series 2017-CX9-XA	0.73%(b)(g)	09/15/2050	107,163
	DBCG Mortgage Trust
12,925,000	Series 2017-BBG-B (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2034	12,924,875
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.76%(a)(b)	06/05/2035	6,503,067
	EQUS Mortgage Trust
13,292,734	Series 2021-EQAZ-A (1 mo. Term SOFR + 0.87%, 0.76% Floor)	5.97%(a)	10/15/2038	13,193,850
	Extended Stay America Trust
4,971,977	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.29%(a)	07/15/2038	4,969,770
	Franklin BSP Realty Trust, Inc.
11,213,859	Series 2021-FL7-A (1 mo. Term SOFR + 1.43%, 1.43% Floor)	6.53%(a)	12/15/2038	11,212,614
8,280,421	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.84%(a)	02/15/2037	8,267,424
	FS Rialto
14,793,174	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.43%(a)	05/16/2038	14,745,259

Principal Amount $	Security Description	Rate	Maturity	Value $
8,124,041	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.46%(a)	11/16/2036	8,121,710
	FS RIALTO
3,409,662	Series 2019-FL1-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.41%(a)	12/16/2036	3,405,059
3,000,000	Series 2019-FL1-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	6.66%(a)	12/16/2036	2,988,525
2,880,000	Series 2019-FL1-B (1 mo. Term SOFR + 2.01%, 1.90% Floor)	7.11%(a)	12/16/2036	2,862,297
	Granite Point Mortgage Trust, Inc.
9,092,011	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.38%(a)	07/16/2035	8,993,999
9,185,821	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	6.38%(a)	12/15/2036	9,081,672
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.79%(a)	05/15/2041	4,507,807
13,500,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.64%(a)	03/15/2039	13,491,869
	Greystone Commercial Real Estate Notes
17,313,850	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	17,286,927
	GS Mortgage Securities Corp. II
1,728,164	Series 2013-GC13-AS	4.00%(a)(b)	07/10/2046	1,654,513
951,483	Series 2014-GC26-A5	3.63%	11/10/2047	949,970
103,931,192	Series 2017-GS6-XA	1.15%(b)(g)	05/10/2050	2,119,167
125,073,748	Series 2017-GS7-XA	1.22%(b)(g)	08/10/2050	2,892,756
134,104,253	Series 2017-GS8-XA	1.07%(b)(g)	11/10/2050	3,014,959
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	6.29%(a)	07/15/2031	2,155,414
51,125,577	Series 2019-GC42-XA	0.93%(b)(g)	09/10/2052	1,609,725
9,296,000	Series 2021-IP-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.16%(a)	10/15/2036	9,223,186
6,615,000	Series 2023-SHIP-A	4.47%(a)(b)	09/10/2038	6,564,150
	HERA Commercial Mortgage
481,108	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.18%(a)	02/18/2038	474,491
	HGI CRE CLO Ltd.
1,003,310	Series 2021-FL1-A (1 mo. Term SOFR + 1.16%, 1.16% Floor)	6.26%(a)	06/16/2036	1,002,383
	HIG RCP LLC
13,861,400	Series 2023-FL1-AS (1 mo. Term SOFR + 3.11%, 3.11% Floor)	8.20%(a)	09/19/2038	13,915,723
	JP Morgan Chase Commercial Mortgage Securities
55,069,623	Series 2016-JP4-XA	0.71%(b)(g)	12/15/2049	500,269
1,141,000	Series 2019-COR5-A3	3.12%	06/13/2052	1,073,324
24,238,538	Series 2019-COR5-XA	1.61%(b)(g)	06/13/2052	1,197,842
59,178,200	Series 2020-ACE-XA	0.47%(a)(b)(g)	01/10/2037	49,769
	JPMBB Commercial Mortgage Securities Trust
2,550,000	Series 2014-C25-B	4.35%(b)	11/15/2047	2,337,473
3,622,080	Series 2015-C27-A4	3.18%	02/15/2048	3,550,500
1,170,268	Series 2015-C30-A4	3.55%	07/15/2048	1,158,701
48,661,370	Series 2015-C32-XA	1.24%(b)(g)	11/15/2048	224,879
8,970,000	Series 2015-C33-AS	4.02%	12/15/2048	8,791,858
425,336	Series 2016-C1-A5	3.58%	03/17/2049	418,409
	KREF
13,441,749	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.27%(a)	02/15/2039	13,379,662
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.85%(a)	02/15/2039	11,052,381

70	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
16,500,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.41%(a)	02/17/2039	16,488,252
	Ladder Capital Commercial Mortgage Securities LLC
746,971	Series 2017-LC26-A3	3.29%(a)	07/12/2050	724,122
5,195,629	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	6.41%(a)	12/13/2038	5,184,994
7,442,842	Series 2021-FL3-A (1 mo. Term SOFR + 1.56%, 1.56% Floor)	6.66%(a)	11/15/2038	7,422,828
	LoanCore
5,775,853	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.51%(a)	07/15/2036	5,754,950
11,243,624	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.51%(a)	11/15/2038	11,231,076
9,849,413	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.89%(a)	01/17/2037	9,867,832
	LSTAR Commercial Mortgage Trust
47,682,609	Series 2017-5-X	0.99%(a)(b)(g)	03/10/2050	695,279
	Lument Finance Trust, Inc.
11,504,510	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.38%(a)	06/15/2039	11,525,886
	Merit 2020
5,302,858	Series 2022-MHIL-A (1 mo. Term SOFR + 0.81%, 0.82% Floor)	5.91%(a)	01/15/2027	5,259,913
	MF1 Multifamily Housing Mortgage Loan Trust
879,055	Series 2021-FL5-A (1 mo. Term SOFR + 0.96%, 0.96% Floor)	6.05%(a)	07/15/2036	879,447
10,343,000	Series 2021-FL5-AS (1 mo. Term SOFR + 1.31%, 1.31% Floor)	6.40%(a)	07/15/2036	10,326,668
11,890,280	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.23%(a)	07/16/2036	11,851,994
3,313,225	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.21%(a)	10/16/2036	3,301,735
9,103,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	6.58%(a)	10/16/2036	9,012,534
2,000,000	Series 2022-FL10-AS (1 mo. Term SOFR + 3.19%, 3.19% Floor)	8.15%(a)	09/17/2037	2,009,832
9,192,616	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.31%(a)	02/19/2037	9,170,436
12,096,694	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.11%(a)	06/19/2037	12,122,968
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.70%(a)	08/18/2041	8,305,826
	Morgan Stanley ABS Capital I, Inc.
13,390,719	Series 2021-ILP-A (1 mo. Term SOFR + 0.89%, 0.78% Floor)	5.99%(a)	11/15/2036	13,290,548
6,973,000	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	6,785,949
	Morgan Stanley Bank of America Merrill Lynch Trust
13,543,939	Series 2014-C19-LNCX	0.76%(a)(b)(g)	12/15/2046	276
2,425,000	Series 2015-C23-AS	4.00%(b)	07/15/2050	2,392,948
227,944	Series 2015-C26-A3	3.21%	10/15/2048	227,423
	Morgan Stanley Capital I, Inc.
439,477	Series 2006-HQ10-X1	0.59%(a)(b)(g)	11/12/2041	9
55,418,712	Series 2017-H1-XA	1.45%(b)(g)	06/15/2050	1,232,401
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.96%(a)	05/15/2036	1,991,134
268,151	Series 2021-L5-A1	0.79%	05/15/2054	259,264
14,511,870	Series 2021-L6-A2	2.13%(b)	06/15/2054	13,234,803

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ready Capital Corp.
579,449	Series 2021-FL6-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	5.92%(a)	07/25/2036	577,989
3,973,974	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.17%(a)	11/25/2036	3,973,462
4,900,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	8.05%(a)	05/25/2038	4,945,599
	Rialto Real Estate Fund LP
9,000,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	7.35%(a)	01/19/2037	9,031,131
	SREIT Trust
9,380,127	Series 2021-MFP-A (1 mo. Term SOFR + 0.85%, 0.73% Floor)	5.94%(a)	11/15/2038	9,338,355
	Starwood Property Mortgage Trust
1,817,810	Series 2019-FL1-AS (1 mo. Term SOFR + 1.51%, 1.51% Floor)	6.61%(a)	07/15/2038	1,804,080
10,493,304	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.33%(a)	04/18/2038	10,376,419
14,430,117	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	6.69%(a)	11/15/2038	14,327,605
	STWD Trust
3,000,000	Series 2021-FLWR-B (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.14%(a)	07/15/2036	2,977,537
	TPG Real Estate Finance Issuer Ltd.
8,628,795	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.40%(a)	03/15/2038	8,605,531
6,444,239	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.73%(a)	02/15/2039	6,430,642
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.23%(a)	02/15/2039	12,219,813
	TTAN
4,182,716	Series 2021-MHC-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	6.06%(a)	03/15/2038	4,172,586
	UBS Commercial Mortgage Trust
50,162,119	Series 2017-C1-XA	1.65%(b)(g)	06/15/2050	1,484,433
84,353,289	Series 2017-C3-XA	1.25%(b)(g)	08/15/2050	1,799,222
407,553	Series 2018-C11-A3	4.31%	06/15/2051	402,365
391,905	Series 2018-C13-A3	4.07%	10/15/2051	387,813
93,190,878	Series 2018-C8-XA	0.96%(b)(g)	02/15/2051	2,185,913
	Wells Fargo Commercial Mortgage Trust
2,365,304	Series 2024-5C1-A1	5.23%	07/15/2057	2,399,548
	WF-RBS Commercial Mortgage Trust
3,315,332	Series 2014-C24-A5	3.61%	11/15/2047	3,307,740
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,014,594,514)			897,828,764

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.5%
	Angel Oak Mortgage Trust LLC
14,240,943	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	12,453,736
	Arroyo Mortgage Trust
4,356,644	Series 2019-3-A2	3.21%(a)(b)	10/25/2048	4,176,804
2,354,545	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	2,261,427
	Banc of America Mortgage Securities, Inc.
283,565	Series 2005-E-2A1	5.61%(b)	06/25/2035	248,572
	BCAP LLC Trust
508,315	Series 2011-RR1-8A3	5.10%(a)(b)	09/30/2056	407,531
	Bear Stearns Asset Backed Securities Trust
155,863	Series 2004-AC2-2A	5.00%	05/25/2034	133,114

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	71

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	BRAVO Residential Funding Trust
3,219,612	Series 2020-RPL1-A1	2.50%(a)(b)	05/26/2059	3,130,691
6,453,495	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	5,944,162
	Carrington Mortgage Loan Trust
1,704,928	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 12.50% Cap)	5.12%	08/25/2036	1,654,840
	Chase Funding Mortgage Loan Asset-Backed Certificates
1,588,018	Series 2004-2-1A5	6.20%(d)	02/26/2035	1,578,920
	Citigroup Mortgage Loan Trust, Inc.
279,442	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	7.86%	03/25/2036	275,567
1,745,677	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,616,117
	COLT Funding LLC
4,732,233	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	4,134,085
4,639,112	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	4,162,470
13,676,169	Series 2021-RPL1-A1	1.67%(a)(b)	09/25/2061	12,469,170
3,170,451	Series 2023-2-A1	6.60%(a)(d)	07/25/2068	3,223,017
	Countrywide Home Loan Mortgage Pass Through Trust
246,389	Series 2004-HYB9-1A1	5.07%(b)	02/20/2035	248,669
3,477,422	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.55%	04/25/2035	3,267,467
	Credit Suisse Management LLC
26,475	Series 2005-11-5A1	5.25%	10/25/2024	17,563
	Credit Suisse Mortgage Capital Certificates
1,647,874	Series 2021-NQM1-A2	0.99%(a)(b)	05/25/2065	1,469,885
2,746,457	Series 2021-NQM1-A3	1.20%(a)(b)	05/25/2065	2,438,891
6,835,688	Series 2021-NQM5-A3	1.35%(a)(b)	05/25/2066	5,894,338
4,585,584	Series 2021-RPL4-A1	4.07%(a)(b)	12/27/2060	4,572,867
16,360,700	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	14,900,115
2,726,332	Series 2022-NQM5-A1	5.17%(a)(b)	05/25/2067	2,718,708
8,164,170	Series 2022-RPL4-A1	3.90%(a)(b)	04/25/2062	7,894,832
	Cross Mortgage Trust
4,357,599	Series 2024-H1-A1	6.09%(a)(d)	12/25/2068	4,407,891
15,032,864	Series 2024-H5-A1	5.85%(a)(d)	08/26/2069	15,192,276
	Ellington Financial Mortgage Trust
714,353	Series 2020-1-A1	2.01%(a)(b)	05/25/2065	702,326
	Fannie Mae Connecticut Avenue Securities
6,300,006	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	6.78%(a)	10/25/2043	6,321,423
12,426,116	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	6.33%(a)	01/25/2044	12,439,583
14,331,400	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 1.10% Floor)	6.38%(a)	02/25/2044	14,343,800
	First Horizon Asset Securities, Inc.
1,738,801	Series 2007-AR2-1A1	7.28%(b)	08/25/2037	535,912
	FirstKey Homes Trust
6,999,521	Series 2020-SFR2-A	1.27%(a)	10/19/2037	6,776,401
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,587,704	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	6.58%(a)	02/25/2042	1,591,228
21,798,193	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	6.63%(a)	02/25/2044	21,845,585
8,604,297	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.48%(a)	05/25/2044	8,623,132
22,505,596	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.48%(a)	08/25/2044	22,572,411
	GCAT
4,917,362	Series 2022-NQM4-A1	5.27%(a)(d)	08/25/2067	4,895,619
	GSR Mortgage Loan Trust
2,406,879	Series 2005-9F-2A2	6.00%	01/25/2036	1,111,967

Principal Amount $	Security Description	Rate	Maturity	Value $
	HOMES Trust
12,311,840	Series 2023-NQM2-A1	6.46%(a)(d)	02/25/2068	12,466,177
	Homeward Opportunities Fund I Trust
11,403,260	Series 2022-1-A1	5.08%(a)(d)	07/25/2067	11,369,658
	JP Morgan Alternative Loan Trust
14,884	Series 2006-S4-A6	6.21%(d)	12/25/2036	15,178
	Legacy Mortgage Asset Trust
869,865	Series 2021-GS1-A1	4.89%(a)(d)	10/25/2066	870,439
9,369,798	Series 2021-GS2-A1	4.75%(a)(d)	04/25/2061	9,443,514
16,844,777	Series 2021-GS3-A1	4.75%(a)(d)	07/25/2061	16,738,904
21,534,342	Series 2021-GS4-A1	4.65%(a)(d)	11/25/2060	21,563,284
1,375,293	Series 2021-SL1-A	4.99%(a)(b)	09/25/2060	1,377,475
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	6.75%(b)	04/25/2036	877,955
	MFRA Trust
9,021,841	Series 2021-NQM2-A1	1.03%(a)(b)	11/25/2064	8,000,044
1,171,100	Series 2021-NQM2-A2	1.32%(a)(b)	11/25/2064	1,040,050
	Mill City Mortgage Trust
867,503	Series 2017-3-A1	2.75%(a)(b)	01/25/2061	860,253
	MLCC Mortgage Investors, Inc.
206,423	Series 2005-3-2A	5.82%(b)	11/25/2035	196,953
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%	11/25/2033	5,200
	New Residential Mortgage Loan Trust
8,003,458	Series 2024-NQM1-A1	6.13%(a)(d)	03/25/2064	8,136,566
	OBX Trust
11,692,185	Series 2024-NQM5-A1	5.99%(a)(d)	01/25/2064	11,854,158
	Onslow Bay Mortgage Loan Trust
1,092,551	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	5.62%(a)	06/25/2057	1,069,020
9,264,402	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	8,356,408
2,454,974	Series 2022-NQM7-A1	5.11%(a)(d)	08/25/2062	2,445,101
7,868,172	Series 2023-NQM5-A1A	6.57%(a)(d)	06/25/2063	8,000,452
23,914,586	Series 2024-NQM10-A1	6.18%(a)(d)	05/25/2064	24,308,811
19,396,794	Series 2024-NQM11-A1	5.88%(a)(d)	06/25/2064	19,637,132
12,819,390	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	13,030,461
15,000,000	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	15,057,647
10,539,901	Series 2024-NQM4-A1	6.07%(a)(d)	01/25/2064	10,707,970
	Pretium Mortgage Credit Partners LLC
2,784,637	Series 2021-NPL2-A1	4.99%(a)(d)	06/27/2060	2,768,108
22,090,815	Series 2021-NPL3-A1	4.87%(a)(d)	07/25/2051	21,854,364
12,769,255	Series 2021-RN1-A1	4.99%(a)(d)	02/25/2061	12,778,250
4,431,447	Series 2021-RN2-A1	4.74%(a)(d)	07/25/2051	4,383,834
15,705,994	Series 2021-RN3-A1	4.84%(a)(d)	09/25/2051	15,664,863
	PRPM LLC
5,923,446	Series 2020-4-A1	5.61%(a)(d)	10/25/2025	5,927,907
7,038,386	Series 2021-3-A1	4.87%(a)(d)	04/25/2026	7,019,116
12,410,031	Series 2021-4-A1	4.87%(a)(d)	04/25/2026	12,400,298
9,074,360	Series 2021-5-A1	4.79%(a)(d)	06/25/2026	9,041,057
10,406,656	Series 2021-6-A1	4.79%(a)(d)	07/25/2026	10,362,716
19,808,766	Series 2021-7-A1	4.87%(a)(d)	08/25/2026	19,759,183
	Securitized Asset Backed Receivables LLC
3,567,552	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	5.51%	03/25/2036	3,309,032
	Starwood Mortgage Residential Trust
451,119	Series 2020-3-A1	1.49%(a)(b)	04/25/2065	436,623
23,411,187	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	20,014,255
	Structured Asset Securities Corp.
58,974	Series 2003-24A-1A3	6.41%(b)	07/25/2033	57,580
	Terwin Mortgage Trust
626,780	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	6.09%	09/25/2034	653,542
	VCAT Asset Securitization LLC
217,392	Series 2021-NPL3-A1	4.74%(a)(d)	05/25/2051	215,301
3,163,016	Series 2021-NPL4-A1	4.87%(a)(d)	08/25/2051	3,130,078
3,457,278	Series 2021-NPL5-A1	4.87%(a)(d)	08/25/2051	3,419,412
8,479,405	Series 2021-NPL6-A1	4.92%(a)(d)	09/25/2051	8,401,824

72	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Velocity Commercial Capital Loan Trust
1,671,231	Series 2019-2-A	3.13%(a)(b)	07/25/2049	1,584,489
4,868,096	Series 2021-1-M1	1.79%(a)(b)	05/25/2051	4,062,081
17,291,715	Series 2021-2-A	1.52%(a)(b)	08/25/2051	14,592,467
4,130,333	Series 2021-2-M1	1.82%(a)(b)	08/25/2051	3,184,826
	Vericrest Opportunity Loan Transferee
4,938,876	Series 2021-NP10-A1	4.99%(a)(d)	05/25/2051	4,884,488
12,227,998	Series 2021-NP11-A1	4.87%(a)(d)	08/25/2051	12,272,363
4,299,146	Series 2021-NPL1-A1	4.89%(a)(d)	02/27/2051	4,278,704
3,568,361	Series 2021-NPL3-A1	5.24%(a)(d)	02/27/2051	3,573,559
2,696,153	Series 2021-NPL5-A1	5.12%(a)(d)	03/27/2051	2,687,183
2,821,341	Series 2021-NPL6-A1	5.24%(a)(d)	04/25/2051	2,824,015
11,846,632	Series 2021-NPL8-A1	5.12%(a)(d)	04/25/2051	11,789,757
2,164,694	Series 2021-NPL9-A1	4.99%(a)(d)	05/25/2051	2,146,029
	Verus Securitization Trust
104,308	Series 2020-2-A1	3.23%(a)(b)	05/25/2060	103,929
7,332,487	Series 2021-4-A3	1.35%(a)(b)	07/25/2066	6,257,208
6,902,161	Series 2021-7-A1	1.83%(a)(d)	10/25/2066	6,201,137
11,938,997	Series 2022-INV1-A1	5.04%(a)(d)	08/25/2067	11,885,767
397,969	Series 2022-INV1-A2	5.80%(a)(d)	08/25/2067	397,125
16,801,508	Series 2023-4-A1	5.81%(a)(d)	05/25/2068	16,923,040
19,304,137	Series 2024-3-A1	6.34%(a)(d)	04/25/2069	19,699,592
4,651,778	Series 2024-6-A1	5.80%(a)(d)	07/25/2069	4,704,627
	WaMu Mortgage Pass Through Certificates
132,951	Series 2002-AR16-A	6.33%(b)	12/25/2032	127,746
	Wells Fargo Mortgage Backed Securities Trust
196,082	Series 2007-7-A36	6.00%	06/25/2037	179,529
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $747,127,828)			726,038,926

US CORPORATE BONDS - 7.0%
1,484,000	AGCO Corp.	5.45%	03/21/2027	1,515,120
1,370,000	American Electric Power Co., Inc.	5.20%	01/15/2029	1,414,270
5,015,000	American Express Co. (SOFR + 1.00%)	6.06%	02/16/2028	5,054,512
2,073,000	American National Group, Inc.	5.75%	10/01/2029	2,086,397
2,849,000	Amgen, Inc.	5.51%	03/02/2026	2,850,018
5,493,000	Ares Capital Corp.	3.88%	01/15/2026	5,415,180
5,347,000	Arrow Electronics, Inc.	5.15%	08/21/2029	5,432,660
2,995,000	AT&T, Inc.	5.54%	02/20/2026	2,994,398
6,300,000	Athene Global Funding (SOFR + 0.85%)	5.95%(a)	05/08/2026	6,295,757
4,513,000	Athene Global Funding	5.35%(a)	07/09/2027	4,610,258
4,338,000	Aviation Capital Group LLC	1.95%(a)	09/20/2026	4,111,126
2,605,000	Boeing Co.	4.88%	05/01/2025	2,595,572
2,775,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.53%	02/20/2026	2,783,089
2,615,000	Broadcom, Inc.	3.15%	11/15/2025	2,578,876
2,538,000	Broadcom, Inc.	5.05%	07/12/2029	2,615,345
2,268,000	Broadcom, Inc.	4.35%	02/15/2030	2,264,197
3,052,000	Cadence Design Systems, Inc.	4.30%	09/10/2029	3,064,874
5,245,000	Campbell Soup Co.	3.95%	03/15/2025	5,221,943
2,015,000	Campbell Soup Co.	5.20%	03/19/2027	2,068,229
2,370,000	Charles Schwab Corp. (SOFR + 1.05%)	6.03%	03/03/2027	2,391,580
1,505,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/2026	1,547,281
5,376,000	Cheniere Energy, Inc.	4.63%	10/15/2028	5,344,541
9,490,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	9,503,181
2,805,000	Crown Castle, Inc.	4.80%	09/01/2028	2,840,075
6,582,000	Crown Castle, Inc.	4.90%	09/01/2029	6,693,099
2,705,000	CVS Health Corp.	5.00%	02/20/2026	2,724,626
2,367,000	Darden Restaurants, Inc.	4.35%	10/15/2027	2,366,503
2,635,000	Dell International LLC / EMC Corp.	5.85%	07/15/2025	2,655,687
5,178,000	Edison International	5.45%	06/15/2029	5,380,041
2,770,000	Eli Lilly & Co.	5.00%	02/27/2026	2,770,626
5,115,000	Energy Transfer LP	6.05%	12/01/2026	5,298,286
5,415,000	Entergy Corp.	0.90%	09/15/2025	5,233,483
5,087,000	Equifax, Inc.	4.80%	09/15/2029	5,146,764
5,430,000	Equinix, Inc.	1.25%	07/15/2025	5,280,356
1,814,000	Essential Utilities, Inc.	4.80%	08/15/2027	1,838,691
2,525,000	Exelon Corp.	5.15%	03/15/2029	2,617,239

Principal Amount $	Security Description	Rate	Maturity	Value $
5,479,000	Expedia Group, Inc.	6.25%(a)	05/01/2025	5,493,646
1,551,000	FirstEnergy Transmission LLC	4.55%(a)	01/15/2030	1,565,223
6,451,000	Fiserv, Inc.	4.75%	03/15/2030	6,579,099
5,176,000	Ford Motor Credit Co. LLC	5.30%	09/06/2029	5,154,348
2,726,000	Foundry JV Holdco LLC	5.90%(a)	01/25/2030	2,823,380
5,136,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	5,234,362
2,690,000	General Mills, Inc.	4.00%	04/17/2025	2,678,233
2,295,000	General Mills, Inc.	5.24%	11/18/2025	2,295,710
5,035,000	General Motors Financial Co., Inc.	4.00%	01/15/2025	5,017,293
5,391,000	General Motors Financial Co., Inc.	5.25%	03/01/2026	5,428,788
4,560,000	Genuine Parts Co.	4.95%	08/15/2029	4,640,209
2,475,000	Georgia Power Co.	5.00%	02/23/2027	2,529,968
3,210,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.65%	03/18/2027	3,211,242
5,080,000	HCA, Inc.	5.38%	02/01/2025	5,082,150
5,437,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	5,424,282
4,519,000	Hyatt Hotels Corp.	5.75%	01/30/2027	4,630,894
5,182,000	Hyundai Capital America	4.55%(a)	09/26/2029	5,172,914
2,520,000	Icon Investments Six DAC	5.81%	05/08/2027	2,600,781
3,098,000	Illumina, Inc.	4.65%	09/09/2026	3,119,157
5,254,000	JPMorgan Chase & Co.	3.90%	07/15/2025	5,235,197
4,410,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.13%	04/22/2028	4,419,354
2,706,000	Kinder Morgan, Inc.	4.30%	06/01/2025	2,694,260
2,772,000	Kinder Morgan, Inc.	5.00%	02/01/2029	2,832,426
5,116,000	Kroger Co.	4.60%	08/15/2027	5,160,927
5,222,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	5,178,377
1,535,000	Lowe’s Cos., Inc.	4.40%	09/08/2025	1,534,749
5,070,000	Marriott International, Inc./MD	4.80%	03/15/2030	5,144,022
2,574,000	McDonald’s Corp.	3.38%	05/26/2025	2,554,452
2,850,000	McDonald’s Corp.	1.45%	09/01/2025	2,775,486
675,000	Microchip Technology, Inc.	4.25%	09/01/2025	672,058
1,005,000	Microchip Technology, Inc.	5.05%	03/15/2029	1,032,415
5,140,000	Morgan Stanley	3.88%	01/27/2026	5,119,030
5,075,000	Motorola Solutions, Inc.	5.00%	04/15/2029	5,208,399
3,531,000	National Securities Clearing Corp.	4.90%(a)	06/26/2029	3,646,233
2,120,000	New York Life Global Funding	3.60%(a)	08/05/2025	2,105,464
5,141,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	5,163,165
2,480,000	NiSource, Inc.	5.25%	03/30/2028	2,555,415
1,979,000	NiSource, Inc.	5.20%	07/01/2029	2,050,100
2,268,000	Occidental Petroleum Corp.	5.20%	08/01/2029	2,307,341
4,661,000	ONEOK, Inc.	4.40%	10/15/2029	4,646,612
5,037,000	Oracle Corp.	5.80%	11/10/2025	5,117,370
2,405,000	O’Reilly Automotive, Inc.	5.75%	11/20/2026	2,480,130
2,555,000	Pacific Gas and Electric Co.	4.95%	06/08/2025	2,553,495
2,585,000	Pacific Gas and Electric Co. (SOFR + 0.95%)	5.90%	09/04/2025	2,586,155
2,760,000	Pacific Gas and Electric Co.	2.10%	08/01/2027	2,587,120
4,581,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.00%(a)	07/15/2025	4,554,067
5,235,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40%(a)	07/01/2027	5,238,643
5,035,000	Philip Morris International, Inc.	4.88%	02/13/2026	5,086,223
3,240,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	3,261,805
3,698,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	3,874,657
3,500,000	Public Storage Operating Co. (SOFR + 0.70%)	5.95%	04/16/2027	3,516,202
5,123,000	Quanta Services, Inc.	4.75%	08/09/2027	5,178,700
5,635,000	Royalty Pharma PLC	1.75%	09/02/2027	5,251,944
5,014,000	Ryder System, Inc.	5.25%	06/01/2028	5,177,301
796,000	Sabine Pass Liquefaction LLC	5.63%	03/01/2025	796,777
2,047,000	Schlumberger Holdings Corp.	5.00%(a)	11/15/2029	2,114,007
2,031,000	Sherwin-Williams Co.	4.55%	03/01/2028	2,058,655
5,065,000	Solventum Corp.	5.45%(a)	02/25/2027	5,170,271
2,374,000	Sonoco Products Co.	4.45%	09/01/2026	2,375,673
3,570,000	Southern California Edison Co.	4.90%	06/01/2026	3,605,830
2,772,000	Southern Co.	5.15%	10/06/2025	2,793,014
4,995,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	5,097,595
3,248,000	US Bancorp (SOFR + 1.25%)	5.10%	07/23/2030	3,344,161

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	73

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,969,000	Veralto Corp.	5.50%	09/18/2026	3,037,267
5,430,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	5,381,207
9,275,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%	10/30/2025	9,249,895
7,625,000	Wells Fargo & Co. (SOFR + 1.07%)	6.28%	04/22/2028	7,661,472
5,153,000	Welltower OP LLC	4.00%	06/01/2025	5,123,294
5,074,000	Williams Cos., Inc.	4.80%	11/15/2029	5,149,991
	Total US Corporate Bonds (Cost $400,701,091)			404,743,962

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.0%
	Federal Home Loan Mortgage Corp.
409,087	Pool 840632 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.65% Cap)	6.39%	05/01/2045	423,961
99,460	Pool N70081	5.50%	07/01/2038	101,808
8,142,419	Pool RA8419	6.00%	01/01/2053	8,392,119
8,467,856	Pool SD5219	6.00%	04/01/2054	8,750,569
3,567,148	Series 276-F5 (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	09/15/2042	3,548,721
2,336,429	Series 339-F5 (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.91%	11/15/2044	2,317,117
10,300	Series 3872-BA	4.00%	06/15/2041	10,190
4,292,490	Series 4068-UF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	06/15/2042	4,268,981
231,693	Series 4203-NB	2.00%	10/15/2040	228,362
6,781,228	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	11/15/2046	6,736,556
2,664,167	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.86%	08/15/2057	2,628,236
2,549,081	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.86%	05/15/2049	2,524,605
1,877,999	Series 4939-CF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	12/25/2049	1,864,416
3,705,841	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	06/25/2050	3,667,253
9,866,280	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.74%	05/25/2050	9,631,098
	Federal National Mortgage Association
17,313	Pool AB3850	4.00%	11/01/2041	16,819
749,398	Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.31% Cap)	6.36%	11/01/2042	778,645
164,210	Pool AL4292	4.50%	04/01/2026	164,651
634,390	Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.99% Cap)	6.74%	05/01/2045	660,670
3,000,000	Pool BS7662	4.90%	03/01/2028	3,052,910
8,384,197	Pool FS6084	6.00%	10/01/2053	8,660,457
5,023,864	Pool MA4901	5.00%	01/01/2043	5,103,200
3,360,954	Pool MA4988	5.00%	04/01/2043	3,414,036
3,873,819	Pool MA5112	5.00%	08/01/2043	3,927,735
2,337,745	Series 2010-57-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	5.94%	06/25/2040	2,336,800
2,228,861	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	5.84%	07/25/2040	2,220,952
937,001	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	12/25/2041	932,268
36,549	Series 2011-64-DB	4.00%	07/25/2041	36,139
1,712,146	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	09/25/2046	1,702,575
3,764,137	Series 2016-84-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	11/25/2046	3,739,034
1,582,392	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.74%	01/25/2048	1,558,340

Principal Amount $	Security Description	Rate	Maturity	Value $
7,221,934	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.74%	10/25/2058	7,099,359
2,696,752	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	5.69%	12/25/2048	2,664,095
969,006	Series 2019-14-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	04/25/2049	962,377
10,495,717	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	08/25/2049	10,380,185
4,442,563	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.87%	09/25/2049	4,379,158
6,298,527	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	10/25/2049	6,201,845
1,194,210	Series 2019-M21-3A1	2.10%	06/25/2034	1,164,486
4,444,280	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	06/25/2050	4,363,143
11,203,378	Series 2020-M49-1A1	1.30%(b)	11/25/2030	10,346,996
15,537,154	Series 2021-M7-A1	1.78%(b)	03/25/2031	14,673,623
	Government National Mortgage Association
3,624,725	Series 2012-68-FA (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	5.58%	05/20/2042	3,515,187
3,470,509	Series 2013-116-WU	3.00%	12/20/2042	3,403,628
3,538,842	Series 2016-16-DF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.51%	02/16/2046	3,503,276
4,597,017	Series 2022-183-B	5.00%	04/20/2047	4,697,469
3,890,900	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.86%	02/20/2049	3,849,360
	Total US Government and Agency Mortgage Backed Obligations (Cost $174,580,822)			174,603,410

US GOVERNMENT AND AGENCY OBLIGATIONS - 25.8%
111,200,000	United States Treasury Note/Bond	0.75%	03/31/2026	106,365,407
68,700,000	United States Treasury Note/Bond	0.75%	05/31/2026	65,444,801
106,500,000	United States Treasury Note/Bond	0.63%	07/31/2026	100,796,425
123,500,000	United States Treasury Note/Bond	0.88%	09/30/2026	116,996,953
306,250,000	United States Treasury Note/Bond	0.63%	03/31/2027	284,764,648
345,900,000	United States Treasury Note/Bond	0.50%	06/30/2027	318,282,047
280,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	255,363,282
295,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	251,124,511
	Total US Government and Agency Obligations (Cost $1,487,551,626)			1,499,138,074

Shares
SHORT TERM INVESTMENTS - 2.2%
43,152,121	First American Government Obligations Fund - U	4.84%(h)	43,152,121
43,152,122	JPMorgan US Government Money Market Fund - IM	4.86%(h)	43,152,122
43,152,122	MSILF Government Portfolio - Institutional	4.83%(h)	43,152,122
	Total Short Term Investments (Cost $129,456,365)		129,456,365
	Total Investments - 100.2% (Cost $5,942,446,680)		$5,823,351,874
	Other Liabilities in Excess of Assets - (0.2)%		(13,439,301)
	NET ASSETS - 100.0%		$5,809,912,573

74	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Foreign Corporate Bonds	8.6%
Asset Backed Obligations	7.5%
US Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	3.0%
Bank Loans	2.5%
Short Term Investments	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.8%
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.8%
Non-Agency Commercial Mortgage Backed Obligations	15.4%
Collateralized Loan Obligations	13.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.5%
Asset Backed Obligations	7.5%
Banking	4.3%
US Government and Agency Mortgage Backed Obligations	3.0%
Short Term Investments	2.2%
Utilities	2.1%
Energy	1.6%
Transportation	1.1%
Mining	1.0%
Technology	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Telecommunications	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Healthcare	0.5%
Finance	0.5%
Consumer Products	0.5%
Chemicals/Plastics	0.4%
Automotive	0.4%
Electronics/Electric	0.4%
Chemical Products	0.4%
Food Products	0.4%
Media	0.3%
Retailers (other than Food/Drug)	0.3%
Pharmaceuticals	0.3%
Insurance	0.3%
Building and Development (including Steel/Metals)	0.2%
Food Service	0.2%
Commercial Services	0.2%
Aerospace & Defense	0.2%
Real Estate	0.2%
Beverage and Tobacco	0.2%
Business Equipment and Services	0.1%
Containers and Glass Products	0.1%
IT Services	0.1%
Financials	0.1%
Industrial Equipment	0.1%
Construction	0.1%
Food/Drug Retailers	0.1%
Pulp & Paper	0.1%
Diversified Manufacturing	0.1%
Conglomerates	0.0%(i)
Other Assets and Liabilities	(0.2)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Perpetual maturity. The date disclosed is the next call date of the security.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	75

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)
(g)	Interest only security
(h)	Seven-day yield as of period end.
(i)	Represents less than 0.05% of net assets.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
76	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
BANK LOANS - 86.5%
AEROSPACE & DEFENSE - 1.7%
	Dynasty Acquisition Co., Inc.
843,934	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	845,542
	Standard Aero Ltd.
325,399	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	326,019
	TransDigm, Inc.
1,796,425	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%)	7.10%	02/28/2031	1,791,449
				2,963,010

AUTOMOTIVE - 0.8%
	Clarios Global LP
1,007,475	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	05/06/2030	1,009,157
	Dexko Global, Inc.
341,156	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.62%	10/04/2028	330,587
				1,339,744

BEVERAGE AND TOBACCO - 0.7%
	Triton Water Holdings, Inc.
1,147,964	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.85%	03/31/2028	1,147,276

BUILDING AND DEVELOPMENT (INCLUDING STEEL/METALS) - 1.3%
	Cornerstone Building Brands, Inc.
413,571	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	04/12/2028	405,761
65,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.60%	05/15/2031	64,371
	LBM Acquisition LLC
1,759,054	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.97%	06/06/2031	1,727,813
	MIWD Holdco II LLC
159,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	03/28/2031	160,076
				2,358,021

BUSINESS EQUIPMENT AND SERVICES - 4.9%
	Camelot US Acquisition LLC
164,203	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	164,162
704,431	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	704,255
13,957	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	13,954
	CoreLogic, Inc.
261,782	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	06/02/2028	259,842
	Deerfield Dakota Holding LLC
997,861	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	978,961
	Dun & Bradstreet Corp.
245,908	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.61%	01/18/2029	245,977

Principal Amount $	Security Description	Rate	Maturity	Value $
	EAB Global, Inc.
752,360	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	08/16/2028	750,573
	Eisner Advisory Group LLC
645,632	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	02/28/2031	648,634
	Element Materials Technology Group US Holdings, Inc.
644,675	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.35%	06/25/2029	647,096
	First Advantage Holdings LLC
745,013	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.71%	01/29/2027	742,994
1,740,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.35%	09/19/2031	1,734,562
	Grant Thornton LLP/Chicago
490,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	05/30/2031	491,262
	Ovg Business Services LLC
560,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	06/25/2031	557,900
	Trans Union LLC
319,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	06/24/2031	318,929
	VT Topco, Inc.
292,791	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	08/12/2030	294,041
				8,553,142

CHEMICALS/PLASTICS - 3.5%
	Charter Next Generation, Inc.
402,205	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	12/01/2027	402,750
	Hexion Holdings Corp.
846,891	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.77%	03/15/2029	841,827
	INEOS US Finance LLC
1,616,857	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	02/19/2030	1,618,013
214,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	02/07/2031	214,972
	INEOS US Petrochem LLC
875,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	03/29/2029	876,970
	Nouryon USA LLC
574,317	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	575,934
149,079	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	149,499
	Olympus Water US Holding Corp.
959,782	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%	06/23/2031	960,982
	Polar US Borrower T/L B-1
269,515	Senior Secured Term Loan	10.46%(a)	10/15/2028	202,136
	Vantage Specialty Chemicals, Inc.
327,217	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	9.87%	10/26/2026	324,763
				6,167,846

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	77

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
COMMERCIAL SERVICES - 3.3%
	Allied Universal Holdco LLC
1,306,561	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.70%	05/15/2028	1,295,292
	Ascend Learning LLC
416,736	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	415,317
430,254	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	428,789
285,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.70%	12/10/2029	276,628
	Cengage Learning, Inc.
393,025	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.54%	03/24/2031	394,352
	Garda World Security Corp.
1,024,250	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.60%	02/01/2029	1,025,403
	Madison Safety & Flow LLC
310,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.10%	09/26/2031	310,291
	Mister Car Wash Holdings, Inc.
154,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	03/27/2031	154,958
	Nvent Thermal LLC
640,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.70%	09/12/2031	640,134
	Vestis Corp.
224,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.37%	02/24/2031	223,421
	Viad Corp.
242,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.10%	07/31/2028	242,427
	Vortex Opco LLC
182,815	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.12%	12/15/2028	132,084
	Wand NewCo 3, Inc.
119,266	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	01/30/2031	119,266
204,921	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/30/2031	204,921
				5,863,283

CONSTRUCTION - 1.8%
	Amentum Holdings, Inc.
765,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.11%	09/29/2031	763,566
	Artera Services LLC
324,275	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	02/10/2031	316,927
	Brand Industrial Services, Inc.
644,461	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.75%	08/01/2030	628,050
	Quikrete Holdings, Inc.
393,980	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	03/19/2029	394,515
124,375	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	04/14/2031	124,558

Principal Amount $	Security Description	Rate	Maturity	Value $
	Tamko Building Products LLC
396,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.17%	09/20/2030	397,485
	Tecta America Corp.
557,863	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	04/10/2028	561,174
				3,186,275

CONSUMER PRODUCTS - 1.9%
	APX Group, Inc.
984,010	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.03%	07/10/2028	985,319
349	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	9.75%	07/10/2028	349
	Energizer Holdings, Inc.
289,992	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.92%	12/22/2027	290,717
	Hunter Douglas, Inc.
615,236	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	611,775
226,697	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	225,422
	Kronos Acquisition Holdings, Inc.
275,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.31%	07/08/2031	258,500
	RH
664,687	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	10/20/2028	640,592
	SWF Holdings I Corp.
371,367	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	10/06/2028	308,855
				3,321,529

CONSUMER STAPLES - 0.2%
	United Natural Foods, Inc.
334,163	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.00%	05/01/2031	335,833

CONTAINERS AND GLASS PRODUCTS - 3.2%
	Clydesdale Acquisition Holdings, Inc.
611,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	8.02%	04/13/2029	608,588
	Graham Packaging Co., Inc.
1,047,446	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	08/04/2027	1,047,619
	Klockner Pentaplast of America, Inc.
331,470	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%	02/09/2026	313,055
	Pactiv Evergreen Group Holdings, Inc.
67,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	67,952
53,855	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	53,905
265,652	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	265,901

78	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pregis TopCo LLC
984,360	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	07/31/2026	987,609
	Pretium PKG Holdings, Inc.
386,326	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	311,313
5,852	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	4,716
174,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	177,562
3,702	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	3,777
155,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.07%	10/01/2029	62,775
	TricorBraun Holdings, Inc.
649,729	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.21%	03/03/2028	638,157
	Trident TPI Holdings, Inc.
1,128,718	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	09/18/2028	1,131,810
				5,674,739

ELECTRONICS/ELECTRIC - 14.7%
	Access CIG LLC
480,090	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.25%	08/18/2028	482,747
	Applied Systems, Inc.
339,150	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	02/24/2031	339,808
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	02/23/2032	242,533
	Astra Acquisition Corp.
404,876	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 8.88%, 0.75% Floor)	13.74%	10/25/2029	47,194
	Asurion LLC
694,070	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	07/30/2027	685,492
135,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	02/03/2028	127,117
113,733	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	08/21/2028	112,230
500,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	01/22/2029	463,945
419,897	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.10%	09/19/2030	413,139
	Boost Newco Borrower LLC
915,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.10%	01/31/2031	916,523
	Boxer Parent Co., Inc.
1,600,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.01%	07/30/2031	1,598,728
390,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	11.01%	07/30/2032	384,476

Principal Amount $	Security Description	Rate	Maturity	Value $
	Castle US Holding Corp.
240,424	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.07%	01/29/2027	161,341
	Central Parent LLC
1,929,975	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	1,912,287
	Chariot Buyer LLC
313,425	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	11/03/2028	313,061
70,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.60%	11/03/2028	69,711
	Cloud Software Group, Inc.
1,663	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	1,658
661,675	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	659,743
	Coherent Corp.
116,933	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.35%	07/02/2029	117,116
	Conservice Midco LLC
446,519	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/13/2027	448,015
	Constant Contact, Inc.
686,103	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.57%	02/10/2028	665,235
	Cornerstone OnDemand, Inc.
522,374	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.11%	10/16/2028	490,705
	Cyborg Oldco DC Holdings, Inc.
288,397	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%(b)	05/01/2026	1,586
	Dcert Buyer, Inc.
360,398	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.25%	10/16/2026	350,601
183,653	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.25%	02/16/2029	159,517
	DG Investment Intermediate Holdings 2, Inc.
25,298	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	8.95%	03/31/2028	25,274
690,815	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	03/31/2028	690,169
150,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.71%	03/29/2029	141,469
	Ellucian Holdings, Inc.
1,119,165	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	10/29/2029	1,123,272
	Gainwell Acquisition Corp.
1,381,346	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.70%	10/01/2027	1,318,322
	Helios Software Holdings, Inc.
569,229	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	07/15/2030	567,806
	ION Trading Finance Ltd.
248,530	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.02%	04/03/2028	248,935

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	79

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ivanti Software, Inc.
311,586	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.83%	12/01/2027	265,605
	McAfee Corp.
829,286	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	03/01/2029	827,408
	Mitchell International, Inc.
1,695,947	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	06/17/2031	1,673,128
375,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	06/17/2032	369,219
	Modena Buyer LLC
339,452	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	325,769
	Newfold Digital Holdings Group, Inc.
532,589	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.81%	02/10/2028	472,244
	Polaris Newco LLC
656,490	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.51%	06/05/2028	646,407
	Proofpoint, Inc.
1,050,407	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	08/31/2028	1,051,095
	Sabre GLBL, Inc.
106,832	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	100,110
67,992	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	63,714
	Sedgwick Claims Management Services, Inc.
850,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.25%	07/31/2031	849,388
	SS&C Technologies, Inc.
539,199	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/09/2031	539,795
	Travelport Finance Luxembourg Sarl
344,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	299,717
106,881	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	92,906
	UKG, Inc.
1,556,222	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.55%	02/10/2031	1,558,167
	Ultra Clean Holdings, Inc.
412,810	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	02/25/2028	415,047
	Wec US Holdings Ltd.
900,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/27/2031	900,819
				25,730,293

ENERGY - 3.4%
	BCP Renaissance Parent LLC
524,651	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	7.85%	10/31/2028	525,307
	Brazos Delaware II LLC
79,600	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%	02/11/2030	79,792

Principal Amount $	Security Description	Rate	Maturity	Value $
	Compass Power Generation LLC
952,723	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	04/16/2029	960,035
	CPPIB OVM Member US LLC
285,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	08/20/2031	285,475
	Delek US Holdings, Inc.
311,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	11/19/2029	311,254
	Edgewater Generation LLC
390,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.10%	08/01/2030	393,900
	Freeport LNG Investments LLLP
506,809	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	9.04%	12/21/2028	502,945
	GIP II Blue Holding LP
279,557	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.00%	09/29/2028	280,955
	GIP Pilot Acquisition Partners LP
348,245	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	10/04/2030	349,405
	Hamilton Projects Acquiror LLC
164,588	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.60%	05/30/2031	165,986
	Lightning Power LLC
555,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.35%	08/18/2031	556,773
	Oryx Midstream Services Permian Basin LLC
724,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.23%	10/05/2028	725,630
	Par Petroleum LLC
236,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.06%	02/28/2030	237,164
	Traverse Midstream Partners LLC
244,144	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.75%	02/16/2028	245,059
	WhiteWater DBR HoldCo LLC
315,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.35%	03/03/2031	314,951
				5,934,631

FINANCE - 3.6%
	Allspring Buyer LLC
998,221	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	11/01/2028	996,349
	BCPE Pequod Buyer, Inc.
150,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.42%	09/19/2031	149,516
	Edelman Financial Engines Center LLC
671,984	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	04/07/2028	671,501
335,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	10/06/2028	334,861
	Fleetcor Technologies (Corpay) T/L B-5
1,125,000	Senior Secured Term Loan	6.60%(a)	04/28/2028	1,125,090
	Focus Financial Partners LLC
1,494,488	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.33%	09/17/2031	1,491,738

80	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
160,512	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.41%	09/17/2031	160,216
	GTCR Everest Borrower LLC
310,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	09/05/2031	306,754
	Hightower Holding LLC
1,052,363	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	04/21/2028	1,054,173
				6,290,198

FINANCIAL INTERMEDIARIES - 0.3%
	Greystone Select Financial LLC
220,092	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.54%	06/19/2028	219,542
	Walker & Dunlop, Inc.
354,963	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	12/18/2028	356,294
				575,836

FINANCIALS - 0.1%
	CPI Holdco B LLC
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/19/2031	234,181

FOOD PRODUCTS - 1.2%
	CHG PPC Parent LLC
1,438,962	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.71%	12/08/2028	1,437,170
	H-Food Holdings LLC
219,038	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.01%	05/30/2025	165,556
	Monogram Food Solutions LLC
474,731	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	08/28/2028	469,984
				2,072,710

HEALTHCARE - 9.1%
	ADMI Corp.
409,720	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.71%	12/23/2027	401,890
530,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.60%	12/23/2027	532,480
	AthenaHealth Group, Inc.
1,293,344	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.50%	02/15/2029	1,287,420
	Aveanna Healthcare LLC
578,942	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.91%	07/17/2028	566,857
376,650	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.21%	12/10/2029	356,524
	Bausch + Lomb Corp.
1,139,383	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.27%	05/10/2027	1,136,694
277,200	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	09/29/2028	277,375

Principal Amount $	Security Description	Rate	Maturity	Value $
	Catalent Pharma Solutions, Inc.
566,199	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.03%	02/22/2028	566,465
	CHG Healthcare Services, Inc.
1,034,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	09/29/2028	1,037,243
546,548	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	09/29/2028	547,261
	CNT Holdings I Corp.
124,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.75%	11/08/2027	124,492
	Cotiviti, Inc.
800,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.45%	04/30/2031	801,476
	FinThrive Software Intermediate Holdings, Inc.
300,265	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	12/18/2028	209,747
	Fortrea Holdings, Inc.
44,463	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%	07/01/2030	44,490
	LifePoint Health, Inc.
1,149,151	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.05%	11/16/2028	1,150,013
124,688	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.96%	05/14/2031	124,855
	Medline Borrower LP
843,050	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	10/23/2028	844,344
	Pacific Dental Services, Inc.
771,462	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.85%	03/17/2031	771,944
	Packaging Coordinators Midco, Inc.
995,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	11/30/2027	995,856
	Phoenix Newco, Inc.
1,449,627	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	11/15/2028	1,451,548
	PointClickCare Technologies, Inc.
285,704	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	7.60%	12/29/2027	286,061
	Radiology Partners, Inc.
686,426	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	674,417
12,369	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	12,152
	Select Medical Corp.
182,967	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.25%	03/05/2027	183,920
	Sound Inpatient Physicians Holdings LLC
300,000	Senior Secured Term Loan (3 mo. Term SOFR + 6.75%)	12.32%	06/29/2026	48,375
	Southern Veterinary Partners LLC
1,217,748	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 1.00% Floor)	8.00%	10/05/2027	1,221,553

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	81

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Team Health Holdings, Inc.
241,527	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.50%	03/02/2027	231,677
				15,887,129

HOTELS/MOTELS/INNS AND CASINOS - 6.7%
	1011778 BC ULC
359,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	09/23/2030	356,087
	Alterra Mountain Co.
823,146	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/17/2028	826,060
401,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/31/2030	403,583
	Bally’s Corp.
762,745	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.79%	10/02/2028	728,185
	Caesars Entertainment, Inc.
255,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	02/06/2030	255,648
646,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	02/06/2031	647,710
	Carnival Corp.
61,449	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	08/09/2027	61,699
468,988	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	10/18/2028	470,503
	ClubCorp Holdings, Inc.
568,242	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	569,817
23,191	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	23,256
	Fertitta Entertainment LLC/NV
1,653,889	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.85%	01/29/2029	1,651,193
	Flutter Financing BV
223,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	11/29/2030	223,831
	GBT US III LLC
280,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.28%	07/28/2031	279,766
	Hilton Grand Vacations Borrower LLC
442,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	01/17/2031	440,284
	LC Ahab US Bidco LLC
580,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/01/2031	583,265
	Motion Finco Sarl
645,844	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.10%	11/30/2029	622,351
	Ontario Gaming GTA LP
814,212	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	814,464
	Playa Resorts Holding BV
934,190	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	01/05/2029	929,323

Principal Amount $	Security Description	Rate	Maturity	Value $
	Scientific Games Holdings LP
420,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.00%)	8.32%	04/04/2029	417,997
	Whatabrands LLC
941,627	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	08/03/2028	941,311
	Wyndham Hotels & Resorts, Inc.
512,979	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	05/28/2030	513,379
				11,759,712

INDUSTRIAL EQUIPMENT - 5.2%
	AI Aqua Merger Sub, Inc.
1,129,960	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.70%	07/31/2028	1,129,904
	BCPE Empire Holdings, Inc.
998,939	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	12/26/2028	1,000,502
	Castlelake Aviation One DAC
570	Senior Secured First Lien Term Loan (3 mo. LIBOR US + 2.75%, 0.50% Floor)	7.45%(c)	10/22/2026	572
901,195	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.45%	10/22/2026	904,241
	Columbus McKinnon Corp./NY
453,910	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.10%	05/15/2028	455,044
	Crosby US Acquisition Corp.
78,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	08/16/2029	78,244
218,353	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.25%	08/16/2029	219,035
	Dynamo US Bidco, Inc.
205,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.10%	09/25/2031	205,769
	Lummus Technology Holdings V LLC
549,371	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.46%	12/31/2029	551,629
	Madison IAQ LLC
1,010,924	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%	06/21/2028	1,011,313
	Restaurant Technologies, Inc.
838,167	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	797,005
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	75,889
79,808	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	75,889
	Spin Holdco, Inc.
277,134	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.26%	03/06/2028	243,821
	Titan Acquisition Ltd./Canada
842,888	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.33%	02/15/2029	839,845
	TK Elevator US Newco, Inc.
713,037	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	715,265

82	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
409,587	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	410,867
	White Cap Supply Holdings LLC
435,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	10/31/2029	432,364
				9,147,198

INSURANCE - 3.4%
	Acrisure LLC
1,367,914	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	11/06/2030	1,357,231
	Alliant Holdings Intermediate LLC
803,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.96%	09/19/2031	800,331
	Ardonagh Group Finco Pty Ltd.
18,871	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%)	8.35%	02/18/2031	18,939
89,996	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	90,319
214,791	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	215,563
	AssuredPartners, Inc.
980,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	02/14/2031	980,472
	BroadStreet Partners, Inc.
402,669	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	401,528
41,218	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	41,101
	Cross Financial Corp.
534,559	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	09/15/2027	535,227
	OneDigital Borrower LLC
1,152,113	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	07/02/2031	1,144,434
385,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	10.10%	07/02/2032	382,112
				5,967,257

IT SERVICES - 0.5%
	Iron Mountain Information Management LLC
838,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	834,993

MEDIA - 2.2%
	ABG Intermediate Holdings 2 LLC
520,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	12/21/2028	521,139
	Acuris Finance US, Inc.
519,883	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.48%	02/16/2028	518,584
	CMG Media Corp.
215,910	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.20%	12/17/2026	191,203
	CSC Holdings LLC
707,591	Senior Secured First Lien Term Loan (Synthetic LIBOR(6M) + 2.50%, 0.00% Floor)	7.17%(c)	04/15/2027	649,469

Principal Amount $	Security Description	Rate	Maturity	Value $
	Delta 2 Lux Sarl
80,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	80,142
40,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	40,071
	Directv Financing LLC
408,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	9.96%	08/02/2027	409,625
	NEP Group, Inc.
658,352	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	633,252
33,152	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.12%	08/19/2026	31,888
	United Talent Agency LLC
248,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/07/2028	249,683
	Univision Communications, Inc.
509,498	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	06/25/2029	503,450
				3,828,506

MINING - 0.3%
	Arsenal AIC Parent LLC
89,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/19/2030	89,820
	Foresight Energy LLC
384,769	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.70%(d)	06/30/2027	384,769
				474,589

PHARMACEUTICALS - 1.2%
	Curium Bidco Sarl
167,606	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.51%	07/31/2029	168,374
365,549	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	367,224
242,615	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	243,726
107,800	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	108,294
	Grifols Worldwide Operations USA, Inc.
407,948	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.40%	11/15/2027	397,239
	Organon & Co.
343,331	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	05/19/2031	343,331
	Perrigo Investments LLC
506,330	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	04/20/2029	506,753
				2,134,941

REAL ESTATE - 0.3%
	Starwood Property Mortgage LLC
507,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.00%	11/18/2027	509,020

RETAILERS (OTHER THAN FOOD/DRUG) - 3.6%
	Apro LLC
620,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/09/2031	622,908

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	83

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	EG America LLC
84,588	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	10.01%	03/31/2026	84,694
497,494	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.72%	02/07/2028	497,909
	Great Outdoors Group LLC
962,431	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.71%	03/06/2028	963,533
	Harbor Freight Tools USA, Inc.
51,719	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.24%	06/11/2031	50,998
388,281	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	06/11/2031	382,862
	HomeServe USA Corp.
333,325	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.21%	10/21/2030	333,117
	Mavis Tire Express Services Topco Corp.
578,994	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	05/04/2028	579,387
	Michaels Cos., Inc.
200,623	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.12%	04/17/2028	159,195
	PetSmart LLC
1,264,474	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.70%	02/14/2028	1,255,553
	Staples, Inc.
260,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%)	10.69%	09/10/2029	236,878
	StubHub Holdco Sub LLC
643,666	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.60%	03/15/2030	644,200
	Upbound Group, Inc.
367,019	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.00%	02/17/2028	366,830
	Victra Holdings LLC
49,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	03/29/2029	49,869
				6,227,933

TECHNOLOGY - 0.5%
	CommScope LLC
341,416	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	04/06/2026	331,529
	Tiger Acquisition LLC
586,378	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.20%	06/01/2028	584,325
				915,854

TELECOMMUNICATIONS - 2.6%
	Altice France SA
717,430	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.80%	08/31/2028	539,866

Principal Amount $	Security Description	Rate	Maturity	Value $
	Aventiv Technologies LLC
13,370	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.37%	07/31/2025	13,620
	Connect Finco SARL
168,803	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	12/11/2026	168,350
	Frontier Communications Holdings LLC
690,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%	07/01/2031	696,038
	Gogo Intermediate Holdings LLC
843,978	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	04/28/2028	797,909
	Level 3 Financing, Inc.
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/16/2029	135,171
132,180	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/15/2030	134,835
	Telesat LLC
139,852	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.81%	12/07/2026	69,315
	Virgin Media Bristol LLC
1,120,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.66%	03/31/2031	1,071,157
	Zayo Group Holdings, Inc.
473,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.96%	03/09/2027	434,144
	Ziggo Financing Partnership
470,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.71%	04/28/2028	459,587
				4,519,992

TRANSPORTATION - 2.3%
	AAdvantage Loyalty IP Ltd.
667,500	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.29%	04/20/2028	687,245
	Brown Group Holding LLC
624,926	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	624,448
225,386	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	225,213
	Kenan Advantage Group, Inc.
597,004	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/25/2029	596,010
	Lasership, Inc.
130,384	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.37%	05/07/2029	54,500
	SkyMiles IP Ltd.
147,487	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.03%	10/20/2027	150,400
	United Airlines, Inc.
802,988	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.03%	02/24/2031	805,497
	WestJet Loyalty LP
980,075	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	02/14/2031	971,293
				4,114,606

84	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Floating Rate Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
UTILITIES - 2.0%
	Alpha Generation LLC
610,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	09/30/2031	610,872
	CQP Holdco LP
691,529	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.58%	12/31/2030	691,692
	Natgasoline LLC
547,014	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	544,279
	NRG Energy, Inc.
417,900	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.26%	04/16/2031	419,102
	Thunder Generation T/L
735,000	Senior Secured Term Loan	7.96%(a)	09/27/2031	735,000
	WaterBridge Midstream Operating LLC
210,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.39%	06/27/2029	203,325
	WaterBridge NDB Operating LLC
310,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.60%	05/10/2029	309,856
				3,514,126
	Total Bank Loans (Cost $152,878,155)			151,584,403

COLLATERALIZED LOAN OBLIGATIONS - 2.9%
	Bridge Street CLO Ltd.
2,000,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.92%(e)	04/20/2037	2,007,254
	Crown City CLO
1,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	6.88%(e)	04/20/2037	1,003,720
	Katayma CLO Ltd.
2,000,000	Series 2023-1A-A1 (3 mo. Term SOFR + 2.00%, 2.00% Floor)	7.28%(e)	10/20/2036	2,017,408
	Total Collateralized Loan Obligations (Cost $5,000,000)			5,028,382

FOREIGN CORPORATE BONDS - 0.2%
100,000	Bombardier, Inc.	7.00%(e)	06/01/2032	104,719
100,000	Global Aircraft Leasing Co. Ltd.	8.75%(e)	09/01/2027	101,600
100,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(e)	02/15/2029	104,476
50,000	Kronos Acquisition Holdings, Inc.	8.25%(e)	06/30/2031	50,252
	Total Foreign Corporate Bonds (Cost $359,126)			361,047

Principal Amount $	Security Description	Rate	Maturity	Value $
US CORPORATE BONDS - 4.4%
100,000	Allied Universal Holdco LLC	7.88%(e)	02/15/2031	102,235
2,000,000	American Express Co. (SOFR + 1.00%)	6.06%	02/16/2028	2,015,757
100,000	AthenaHealth Group, Inc.	6.50%(e)	02/15/2030	96,138
100,000	Builders FirstSource, Inc.	6.38%(e)	03/01/2034	103,960
100,000	Caesars Entertainment, Inc.	6.50%(e)	02/15/2032	103,504
1,000,000	Carnival Corp.	4.00%(e)	08/01/2028	966,468
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(e)	03/01/2030	46,029
2,000,000	Charles Schwab Corp. (SOFR + 1.05%)	6.03%	03/03/2027	2,018,211
50,000	Frontier Communications Holdings LLC	6.75%(e)	05/01/2029	50,388
1,000,000	IRB Holding Corp.	7.00%(e)	06/15/2025	1,000,000
50,000	Level 3 Financing, Inc.	10.50%(e)	04/15/2029	54,753
100,000	LifePoint Health, Inc.	10.00%(e)	06/01/2032	110,062
100,000	Madison IAQ LLC	5.88%(e)	06/30/2029	97,451
100,000	Medline Borrower LP	5.25%(e)	10/01/2029	98,192
100,000	Nationstar Mortgage Holdings, Inc.	5.75%(e)	11/15/2031	98,068
100,000	OneMain Finance Corp.	7.50%	05/15/2031	103,025
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(e)	03/01/2030	99,309
138,000	Six Flags Theme Parks, Inc.	7.00%(e)	07/01/2025	138,399
100,000	SM Energy Co.	7.00%(e)	08/01/2032	100,455
50,000	United Natural Foods, Inc.	6.75%(e)	10/15/2028	47,736
50,000	Univision Communications, Inc.	7.38%(e)	06/30/2030	48,432
100,000	Vistra Operations Co. LLC	6.88%(e)	04/15/2032	105,275
100,000	WR Grace Holdings LLC	5.63%(e)	08/15/2029	94,039
100,000	XHR LP	4.88%(e)	06/01/2029	95,935
	Total US Corporate Bonds (Cost $7,681,176)			7,793,821

Shares
COMMON STOCKS - 0.0%(f)
22,003	Flame Aggregator - Series R(d)(g)		104,734
2,186	Flame Aggregator - Series U(d)(g)		10,406
	Total Common Stocks (Cost $49,603)		115,140

SHORT TERM INVESTMENTS - 8.1%
4,710,081	First American Government Obligations Fund - U	4.84%(h)	4,710,081
4,710,081	JPMorgan US Government Money Market Fund - IM	4.86%(h)	4,710,081
4,710,080	MSILF Government Portfolio - Institutional	4.83%(h)	4,710,080
	Total Short Term Investments (Cost $14,130,242)		14,130,242
	Total Investments - 102.1% (Cost $180,098,302)		179,013,035
	Other Liabilities in Excess of Assets - (2.1)%		(3,701,925)
	NET ASSETS - 100.0%		$175,311,110

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	85

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Bank Loans	86.5%
Short Term Investments	8.1%
US Corporate Bonds	4.4%
Collateralized Loan Obligations	2.9%
Foreign Corporate Bonds	0.2%
Common Stocks	0.0%(f)
Other Assets and Liabilities	(2.1)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Electronics/Electric	14.7%
Healthcare	9.1%
Short Term Investments	8.1%
Hotels/Motels/Inns and Casinos	6.8%
Industrial Equipment	5.2%
Business Equipment and Services	4.9%
Finance	4.8%
Chemicals/Plastics	3.6%
Retailers (other than Food/Drug)	3.6%
Energy	3.5%
Commercial Services	3.4%
Insurance	3.4%
Containers and Glass Products	3.2%
Collateralized Loan Obligations	2.9%
Telecommunications	2.7%
Transportation	2.4%
Media	2.3%
Utilities	2.1%
Consumer Products	1.9%
Construction	1.8%
Aerospace & Defense	1.7%
Building and Development (including Steel/Metals)	1.3%
Pharmaceuticals	1.2%
Food Products	1.2%
Banking	1.2%
Automotive	0.8%
Beverage and Tobacco	0.7%
Leisure	0.6%
Technology	0.6%
Food Service	0.6%
IT Services	0.5%
Real Estate	0.3%
Mining	0.3%
Financial Intermediaries	0.3%
Consumer Staples	0.2%
Financials	0.1%
Diversified Manufacturing	0.1%
Other Assets and Liabilities	(2.1)%
Net Assets	100.0%

(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(b)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Value determined using significant unobservable inputs.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(f)	Represents less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	Seven-day yield as of period end.
LIBOR	London Interbank Offered Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR	Secured Overnight Financing Rate
86	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE®	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS- 7.3%
	ACHV Trust
268,369	Series 2023-2PL-B	6.88%(a)	05/20/2030	268,517
5,000,000	Series 2024-2PL-B	5.43%(a)	10/27/2031	5,024,195
	Affirm, Inc.
4,550,000	Series 2023-A-B	7.18%(a)	01/18/2028	4,572,429
3,607,386	Series 2023-X1-A	7.11%(a)	11/15/2028	3,622,162
3,750,000	Series 2024-A-A	5.61%(a)	02/15/2029	3,801,131
5,100,000	Series 2024-B-B	4.88%(a)	09/15/2029	5,106,496
3,787,447	Series 2024-X1-A	6.27%(a)	05/15/2029	3,800,447
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	5,689,811
	Amur Equipment Finance Receivables LLC
4,000,000	Series 2021-1A-D	2.30%(a)	11/22/2027	3,971,980
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	7,353,424
	Bridgecrest Lending Auto Securitization Trust
3,435,492	Series 2024-1-A2	5.82%	09/15/2026	3,438,244
6,068,802	Series 2024-2-A2	5.78%	02/16/2027	6,082,978
	CAI International, Inc.
4,785,000	Series 2020-1A-A	2.22%(a)	09/25/2045	4,467,628
	Carvana Auto Receivables Trust
5,361,688	Series 2024-N1-A2	5.76%(a)	04/12/2027	5,378,558
4,229,530	Series 2024-P1-A2	5.50%(a)	08/10/2027	4,243,159
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,990,198
	Castlelake Aircraft Securitization Trust
2,571,808	Series 2019-1A-A	3.97%(a)	04/15/2039	2,418,415
	College Avenue Student Loans LLC
615,548	Series 2017-A-B	4.50%(a)	11/26/2046	594,076
	Compass Datacenters LLC
8,585,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	8,672,153
	Diamond Resorts Owner Trust
1,205,164	Series 2021-1A-C	2.70%(a)	11/21/2033	1,167,436
	DRB Prime Student Loan Trust
76,018	Series 2017-A-B	3.10%(a)(b)	05/27/2042	75,850
	Exeter Automobile Receivables Trust
2,338,176	Series 2021-1A-D	1.08%	11/16/2026	2,303,041
10,000,000	Series 2021-1A-E	2.21%(a)	02/15/2028	9,734,418
1,733,842	Series 2023-5A-A2	6.20%	04/15/2026	1,734,726
5,189,000	Series 2024-5A-A3	4.45%	03/15/2028	5,153,891
	General Motors Financial Co., Inc.
1,274,002	Series 2021-2-B	0.69%	01/19/2027	1,263,788
	Genesis Sales Finance Master Trust
10,000,000	Series 2021-AA-C	1.65%(a)	12/21/2026	9,647,957
	Global Sea Containers Two SRL
2,775,001	Series 2020-1A-A	2.17%(a)	10/17/2040	2,632,656
	GLS Auto Receivables Trust
5,740,131	Series 2023-4A-A2	6.40%(a)	12/15/2026	5,762,013
	HERO Funding Trust
647,536	Series 2016-1A-A	4.05%(a)	09/20/2041	612,928
	Horizon Aircraft Finance Ltd.
13,618,482	Series 2019-2-A	3.43%(a)	11/15/2039	12,265,078
	Jack in the Box, Inc.
4,356,975	Series 2019-1A-A2II	4.48%(a)	08/25/2049	4,282,139
	Jimmy Johns LLC
11,239,500	Series 2017-1A-A2II	4.85%(a)	07/30/2047	11,099,410
	Laurel Road Prime Student Loan Trust
515,396	Series 2017-B-CFX	3.61%(a)	08/25/2042	505,555
	Lendbuzz Securitization Trust
2,577,540	Series 2022-1A-A	4.22%(a)	05/17/2027	2,557,326
3,000,000	Series 2024-3A-A2	4.97%(a)	10/15/2029	3,005,574
	Loanpal Solar Loan Ltd.
6,256,063	Series 2020-3GS-A	2.47%(a)	12/20/2047	5,393,758
3,922,651	Series 2021-1GS-A	2.29%(a)	01/20/2048	3,236,179

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
546,850	Series 2017-1A-A	4.45%(a)	06/20/2042	535,949
4,522,193	Series 2020-2A-B	2.21%(a)	08/20/2046	3,755,904
	Navient Student Loan Trust
3,101,878	Series 2018-A-B	3.68%(a)	02/18/2042	3,042,893
6,241,237	Series 2022-A-A	2.23%(a)	07/15/2070	5,706,640
	Pagaya AI Debt Selection Trust
1,397,307	Series 2021-2-NOTE	3.00%(a)	01/25/2029	1,376,733
228,735	Series 2021-5-B	2.63%(a)	08/15/2029	228,446
8,498,998	Series 2021-5-C	3.93%(a)	08/15/2029	8,248,223
14,881,335	Series 2022-1-B	3.34%(a)	10/15/2029	14,787,822
1,513,857	Series 2023-5-A	7.18%(a)	04/15/2031	1,516,283
	Prosper Marketplace Issuance Trust
372,718	Series 2023-1A-A	7.06%(a)	07/16/2029	374,261
2,300,000	Series 2023-1A-B	7.48%(a)	07/16/2029	2,334,522
	Purewest Funding LLC
4,781,585	Series 2021-1-A1	4.09%(a)	12/22/2036	4,697,823
	Retained Vantage Data Centers Issuer LLC
5,000,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	4,985,295
	Santander Drive Auto Receivables LLC
1,422,799	Series 2020-4-D	1.48%	01/15/2027	1,414,106
	Sapphire Aviation Finance Ltd.
13,570,207	Series 2020-1A-A	3.23%(a)	03/15/2040	12,889,715
	Sierra Timeshare Conduit Receivables Funding LLC
971,375	Series 2021-2A-C	1.95%(a)	09/20/2038	927,706
	Slam Ltd.
6,425,000	Series 2024-1A-A	5.34%(a)	09/15/2049	6,439,675
	SOFI Alternative Trust
3,207,701	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	3,183,477
4,279,594	Series 2021-2-A	1.25%(a)	08/15/2030	4,149,888
7,507,614	Series 2021-3-A	1.50%(a)	11/15/2030	7,320,171
	Start/Bermuda
2,062,415	Series 2018-1-A	4.09%(a)	05/15/2043	2,002,890
	Taco Bell Corp.
5,895,000	Series 2021-1A-A2I	1.95%(a)	08/25/2051	5,531,826
	TAL Advantage LLC
2,668,000	Series 2020-1A-A	2.05%(a)	09/20/2045	2,497,661
	Thunderbolt Aircraft Lease
8,016,141	Series 2018-A-A	4.15%(a)(c)	09/15/2038	7,508,807
	TIF Funding LLC
2,723,875	Series 2021-1A-A	1.65%(a)	02/20/2046	2,447,896
	Upgrade Master Pass-Thru Trust
771,662	Series 2021-PT3-A	14.31%(a)(b)	07/15/2027	701,585
	Upstart Pass-Through Trust Series
414,499	Series 2020-ST5-A	3.00%(a)	12/20/2026	409,840
866,151	Series 2020-ST6-A	3.00%(a)	01/20/2027	855,448
452,487	Series 2021-ST3-A	2.00%(a)	05/20/2027	444,702
	Westlake Automobile Receivables Trust
7,058,093	Series 2023-4A-A2	6.23%(a)	01/15/2027	7,097,084
	Willis Lease Finance Corp.
5,703,338	Series 2020-A-A	3.23%(a)	03/15/2045	5,362,222
	Total Asset Backed Obligations (Cost $299,539,947)			291,705,217

BANK LOANS - 4.0%
	1011778 BC ULC
6,272,210	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	09/23/2030	6,219,587
	Ali Group North America Corp.
6,227,074	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.96%	07/23/2029	6,255,314
	APi Group DE, Inc.
3,695,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/03/2029	3,696,884

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	87

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Aramark Services, Inc.
694,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.82%	01/15/2027	695,709
380,188	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	06/24/2030	381,661
	Asplundh Tree Expert LLC
3,170,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	09/07/2027	3,176,664
	Avantor Funding, Inc.
2,701,982	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.95%	11/08/2027	2,720,179
	Axalta Coating Systems US Holdings, Inc.
798,731	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	12/20/2029	802,017
	Berry Global, Inc.
2,500,395	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.75%, 0.00% Floor)	7.32%	07/02/2029	2,510,659
	Burlington Coat Factory Warehouse Corp.
4,760,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	6.61%	09/19/2031	4,730,250
	Calpine Corp.
5,954,599	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	5,942,631
318,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	317,637
	Catalent Pharma Solutions, Inc.
5,954,081	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.03%	02/22/2028	5,956,880
	Connect Finco SARL
126,176	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	12/11/2026	125,838
	Corpay Technologies Operating Co. LLC
6,100,212	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	04/28/2028	6,100,700
	CPI Holdco B LLC
295,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/19/2031	293,972
	Cyborg Oldco DC Holdings, Inc.
401,916	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%(d)	05/01/2026	2,210
	Delta 2 Lux Sarl
800,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	801,416
400,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	400,708
	Element Solutions, Inc.
3,102,606	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/18/2030	3,107,648
	Energizer Holdings, Inc.
4,022,230	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.92%	12/22/2027	4,032,285
	Flutter Financing BV
6,058,603	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	11/29/2030	6,072,659
	Froneri US, Inc.
6,565,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/18/2031	6,549,014

Principal Amount $	Security Description	Rate	Maturity	Value $
	Gen Digital, Inc.
5,417,570	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.50% Floor)	6.60%	09/12/2029	5,406,139
	Go Daddy Operating Co. LLC
6,534,463	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	11/13/2029	6,535,411
	Grifols Worldwide Operations USA, Inc.
2,908,838	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.40%	11/15/2027	2,832,481
	HB Fuller Co.
2,880,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.85%	02/15/2030	2,889,541
	Hilton Domestic Operating Co., Inc.
2,165,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	11/08/2030	2,166,981
	Iron Mountain Information Management LLC
6,562,434	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	6,533,724
	KFC Holding Co.
4,563,285	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.88%	03/15/2028	4,588,954
	Lamar Media Corp.
4,879,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.50%, 0.00% Floor)	6.45%	02/08/2027	4,876,325
	Lions Gate Capital Holdings LLC
128,342	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.20%	03/24/2025	128,462
	Marriott Ownership Resorts, Inc.
1,655,635	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	04/01/2031	1,654,435
	NRG Energy, Inc.
5,019,775	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.26%	04/16/2031	5,034,207
	Resideo Funding, Inc.
1,027,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.30%	06/13/2031	1,029,994
	Reynolds Consumer Products LLC
4,851,891	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	02/04/2027	4,866,616
	Six Flags Entertainment Corp.
1,586,025	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/01/2031	1,585,628
	SkyMiles IP Ltd.
257,105	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.03%	10/20/2027	262,183
	SS&C Technologies, Inc.
3,305,527	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/09/2031	3,309,180
	Standard Industries, Inc./NY
3,795,095	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.92%	09/22/2028	3,807,562
	Trans Union LLC
1,119,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.70%	11/16/2026	1,120,463

88	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
5,780,513	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	06/24/2031	5,775,599
	US Foods, Inc.
1,933,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.96%	09/14/2026	1,936,670
	Vestis Corp.
939,313	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.37%	02/24/2031	935,057
	Vistra Operations Co. LLC
6,263,615	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/20/2030	6,271,131
	Walker & Dunlop, Inc.
2,149,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	12/18/2028	2,157,285
	WMG Acquisition Corp.
7,935,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	01/24/2031	7,946,585
	Wyndham Hotels & Resorts, Inc.
6,059,813	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	05/28/2030	6,064,539
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.71%	04/28/2028	229,793
	Total Bank Loans (Cost $160,658,984)			160,837,467

COLLATERALIZED LOAN OBLIGATIONS - 12.9%
	Allegro CLO Ltd.
10,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	6.78%(a)	07/24/2037	10,034,265
	Anchorage Capital CLO Ltd.
23,000,000	Series 2021-19A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.77%(a)	10/15/2034	23,020,258
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	7.19%(a)	07/26/2031	2,006,397
	Battalion CLO Ltd.
29,500,000	Series 2017-11A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.69%(a)	04/24/2034	29,537,377
10,000,000	Series 2021-20A-A (3 mo. Term SOFR + 1.44%, 1.18% Floor)	6.74%(a)	07/15/2034	10,008,040
10,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.56%(a)	10/15/2037	10,005,567
	Bridge Street CLO Ltd.
10,500,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.77%(a)	07/20/2034	10,504,984
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	6.75%(a)	07/20/2037	4,002,643
	CBAM Ltd.
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.74%(a)	07/17/2034	4,505,328
	Cedar Funding Ltd.
10,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.70%(a)	07/20/2037	10,044,392
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	6.77%(a)	10/18/2034	10,360,816
	CQS US CLO
25,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.76%(a)	01/20/2035	25,015,575

Principal Amount $	Security Description	Rate	Maturity	Value $
11,000,000	Series 2021-1A-B (3 mo. Term SOFR + 2.14%, 1.88% Floor)	7.42%(a)	01/20/2035	11,064,239
	Halcyon Loan Advisors Funding Ltd.
43,732	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	9.31%(a)	08/01/2025	27,773
	Jamestown CLO Ltd.
15,000,000	Series 2016-9A-A1RR (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.79%(a)	07/25/2034	15,023,355
	LCM LP
6,294,043	Series 17A-A2RR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.71%(a)	10/15/2031	6,272,937
	Marble Point CLO
29,500,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	6.72%(a)	07/20/2037	29,537,087
25,000,000	Series 2021-2A-A (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.75%(a)	07/25/2034	25,017,500
23,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.50%, 1.24% Floor)	6.79%(a)	10/17/2034	23,032,713
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	6.73%(a)	04/28/2034	10,014,320
	Nassau Global Credit LLC
13,164,235	Series 2018-IA-A (3 mo. Term SOFR + 1.41%, 0.00% Floor)	6.71%(a)	07/15/2031	13,170,228
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.11%(a)	07/20/2037	20,034,378
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	6.60%(a)	07/20/2037	9,006,354
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	6.46%(a)	08/12/2037	27,521,665
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.73%(a)	07/15/2034	25,014,040
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.71%(a)	07/20/2034	20,024,000
5,000,000	Series 2021-1A-A (3 mo. Term SOFR + 1.33%, 1.33% Floor)	6.62%(a)	04/25/2034	5,005,000
10,000,000	Series 2024-40A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.98%(a)	10/20/2037	10,000,000
	Steele Creek CLO Ltd.
11,000,000	Series 2019-1A-BR (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.36%(a)	04/15/2032	11,017,175
18,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.73%(a)	07/15/2032	18,014,472
9,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	7.41%(a)	07/15/2032	9,018,139
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	6.75%(a)	01/18/2035	20,006,060
	Wellfleet CLO Ltd.
15,990,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.78%(a)	07/15/2034	15,994,471
10,000,000	Series 2022-1A-A1RN (3 mo. Term SOFR + 1.42%, 1.42% Floor)	6.66%(a)	07/15/2037	10,037,000
	Whitebox CLO Ltd.
25,000,000	Series 2021-3A-A1 (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.78%(a)	10/15/2034	25,016,837
	Wind River CLO Ltd.
10,000,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.71%(a)	01/20/2035	10,002,159
	Total Collateralized Loan Obligations (Cost $517,218,573)			517,917,544

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	89

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 5.1%
1,456,650	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	1,292,268
3,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	3,161,401
1,800,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,747,134
2,100,000	Adaro Indonesia PT	4.25%	10/31/2024	2,095,286
3,309,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	3,467,574
3,603,325	AI Candelaria Spain SA	7.50%	12/15/2028	3,575,805
508,000	Algonquin Power & Utilities Corp.	5.37%(c)	06/15/2026	514,371
3,585,000	Avolon Holdings Funding Ltd.	2.13%(a)	02/21/2026	3,450,241
4,150,000	BAE Systems PLC	5.00%(a)	03/26/2027	4,218,022
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia SA	4.88%	04/21/2025	3,081,743
1,850,000	Banco Continental SAECA	2.75%	12/10/2025	1,794,150
1,850,000	Banco Continental SAECA	2.75%(a)	12/10/2025	1,794,150
2,400,000	Banco de Bogota SA	6.25%	05/12/2026	2,414,251
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	189,810
4,450,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	4,223,276
3,000,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%	04/11/2027	2,951,342
1,500,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	1,480,320
4,250,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	4,183,611
1,700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	1,794,768
1,800,000	Banco Santander SA (1 yr. CMT Rate + 0.95%)	5.37%	07/15/2028	1,842,870
3,580,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	3,545,911
1,728,000	Bank of Montreal	1.50%	01/10/2025	1,712,112
3,280,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	3,316,189
1,698,000	Bank of Nova Scotia	4.75%	02/02/2026	1,709,851
2,290,000	Barclays PLC (SOFR + 1.34%)	4.84%	09/10/2028	2,309,745
1,485,000	BAT International Finance PLC	1.67%	03/25/2026	1,427,326
3,730,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%	11/12/2029	3,715,208
800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	761,528
200,000	Bharti Airtel Ltd.	4.38%	06/10/2025	199,374
1,705,000	BMW US Capital LLC (SOFR + 0.62%)	5.71%(a)	08/11/2025	1,709,649
3,505,000	BPCE SA	2.38%(a)	01/14/2025	3,476,712
3,300,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	3,305,663
600,000	BRF GmbH	4.35%	09/29/2026	587,197
1,000,000	Camposol SA	6.00%	02/03/2027	901,383
1,942,000	Canadian Imperial Bank of Commerce	3.95%	08/04/2025	1,934,437
1,200,000	Cemex SAB de CV	5.45%	11/19/2029	1,216,754
200,000	Cencosud SA	4.38%	07/17/2027	198,114
5,533,336	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	4,565,002
2,300,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	2,271,282
1,300,000	Comision Federal de Electricidad	4.75%	02/23/2027	1,289,665
3,307,000	Commonwealth Bank of Australia (SOFR + 0.40%)	5.69%(a)	07/07/2025	3,309,777
3,000,000	Cosan Luxembourg SA	7.00%	01/20/2027	3,018,669
2,000,000	Credicorp Ltd.	2.75%	06/17/2025	1,963,196
2,248,000	Credit Agricole SA (SOFR + 1.00%)	4.63%(a)	09/11/2028	2,258,625
4,750,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	4,567,686
280,258	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	35,899
1,635	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	1,616
199,263	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	2,767
2,917,000	Ecopetrol SA	5.38%	06/26/2026	2,912,741
3,062,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	3,264,574

Principal Amount $	Security Description	Rate	Maturity	Value $
742,561	Empresa Electrica Angamos SA	4.88%	05/25/2029	672,610
1,551,080	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,514,195
1,500,000	Empresas Publicas de Medellin ESP	4.25%	07/18/2029	1,373,322
1,607,000	Enel Finance International NV	5.13%(a)	06/26/2029	1,646,660
2,079,412	Fenix Power Peru SA	4.32%	09/20/2027	2,051,017
950,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	957,841
2,550,000	Freeport Indonesia PT	4.76%	04/14/2027	2,571,046
1,800,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	1,788,140
964,760	Galaxy Pipeline Assets Bidco Ltd.	1.75%	09/30/2027	923,805
2,934,000	Glencore Funding LLC	4.00%(a)	04/16/2025	2,919,227
2,680,000	Glencore Funding LLC (SOFR + 1.06%)	6.36%(a)	04/04/2027	2,692,676
1,500,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(f)	04/16/2029	1,472,228
900,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	944,987
2,000,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	1,993,706
2,939,933	Guara Norte Sarl	5.20%	06/15/2034	2,802,435
299,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(a)	06/01/2028	301,102
650,000	InRetail Shopping Malls	5.75%	04/03/2028	655,070
750,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	725,303
169,680	Interoceanica IV Finance Ltd. Series 2007	0.00%(e)	11/30/2025	162,045
35,034	Invepar Holdings	0.00%(d)(e)	12/30/2028	—
3,000,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.45%)	3.88%	04/15/2031	2,932,191
608,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	555,715
1,500,000	KUO SAB De CV	5.75%	07/07/2027	1,475,375
1,200,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	1,219,212
4,400,000	MEGlobal Canada ULC	5.00%(a)	05/18/2025	4,398,215
400,000	MEGlobal Canada ULC	5.00%	05/18/2025	399,838
1,391,132	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,390,326
810,000	Millicom International Cellular SA	6.63%	10/15/2026	810,749
2,160,000	Millicom International Cellular SA	5.13%	01/15/2028	2,100,056
3,237,000	Minerva Luxembourg SA	5.88%	01/19/2028	3,239,660
4,245,000	Mitsubishi UFJ Financial Group, Inc.	3.78%	03/02/2025	4,225,729
1,715,000	Mizuho Financial Group, Inc. (SOFR + 0.96%)	6.01%	05/22/2026	1,720,980
632,461	Mong Duong Finance Holdings BV	5.13%	05/07/2029	614,218
800,000	Multibank, Inc.	7.75%(a)	02/03/2028	840,788
2,522,560	MV24 Capital BV	6.75%	06/01/2034	2,468,417
3,288,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	3,340,113
2,800,000	NBM US Holdings, Inc.	7.00%	05/14/2026	2,820,258
1,000,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(g)	01/15/2025	1,002,755
422,000	Nexa Resources SA	5.38%	05/04/2027	422,951
200,000	Nexa Resources SA	6.50%	01/18/2028	206,694
2,410,000	Nutrien Ltd.	4.90%	03/27/2028	2,459,009
1,993,000	Orazul Energy Peru SA	5.63%	04/28/2027	1,962,657
200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%(a)	09/10/2030	194,305
4,300,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	4,177,561
1,340,236	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,346,846
1,500,000	Reliance Industries Ltd.	4.13%	01/28/2025	1,495,480
1,725,000	Royal Bank of Canada (SOFR + 0.53%)	5.74%	01/20/2026	1,725,527
400,000	Sasol Financing USA LLC	4.38%	09/18/2026	388,841
3,300,000	Sociedad Quimica y Minera de Chile SA	4.38%	01/28/2025	3,294,031
608,000	South Bow USA Infrastructure Holdings LLC	4.91%(a)	09/01/2027	612,804
850,000	Southern Copper Corp.	3.88%	04/23/2025	844,099
1,500,000	Suzano International Finance BV	4.00%	01/14/2025	1,495,760
653,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	648,073
560,000	Transportadora de Gas del Peru SA	4.25%	04/30/2028	550,910
4,700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	4,505,796

90	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,520,000	Westpac Banking Corp. (SOFR + 0.72%)	5.78%	11/17/2025	2,529,319
	Total Foreign Corporate Bonds (Cost $202,632,370)			203,343,718

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.8%
3,200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	2,931,576
1,600,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,561,820
1,157,520	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	911,624
4,500,000	Colombia Government International Bond	4.50%	01/28/2026	4,458,878
1,900,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	1,905,605
3,400,000	Guatemala Government Bond	4.50%	05/03/2026	3,359,005
3,000,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	2,994,640
1,053,647	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,071,168
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	691,042
2,200,000	Paraguay Government International Bond	5.00%	04/15/2026	2,205,376
200,000	Paraguay Government International Bond	4.70%	03/27/2027	199,900
1,100,000	Pertamina Persero PT	1.40%	02/09/2026	1,054,248
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	694,266
1,000,000	Peruvian Government International Bond	2.39%	01/23/2026	970,998
1,500,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,573,086
1,000,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	1,000,573
4,200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	4,104,519
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $31,705,916)			31,688,324

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 11.7%
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.86%(a)	04/15/2034	1,623,265
	Arbor Multifamily Mortgage Securities Trust
112,350,604	Series 2021-MF2-XA	1.22%(a)(b)(h)	06/15/2054	6,190,732
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.59%(a)(b)(h)	05/15/2053	1,051,460
7,777,734	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.28%(a)	08/15/2034	7,769,381
1,639,673	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.56%(a)	11/15/2036	1,642,265
9,146,476	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.79%(a)	01/15/2037	9,114,656
9,301,014	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.95%(a)	05/15/2037	9,314,891
	AREIT Trust
2,417,707	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.59%(a)	01/20/2037	2,417,337
	BBCMS Trust
15,176,000	Series 2018-TALL-F (1 mo. Term SOFR + 3.43%, 3.39% Floor)	8.53%(a)	03/15/2037	10,375,267
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.06%(a)	11/15/2034	109,790
29,456,500	Series 2021-C10-XB	1.13%(b)(h)	07/15/2054	1,696,474
21,205,000	Series 2021-C10-XD	1.80%(a)(b)(h)	07/15/2054	1,877,875

Principal Amount $	Security Description	Rate	Maturity	Value $
	BB-UBS Trust
5,698,466	Series 2012-TFT-TE	3.68%(a)(b)	06/05/2030	4,956,876
	BDS Ltd.
7,188,527	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.48%(a)	12/16/2036	7,155,208
3,233,652	Series 2021-FL9-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.20%(a)	11/16/2038	3,221,451
1,844,665	Series 2022-FL11-ATS (1 mo. Term SOFR + 1.80%, 1.80% Floor)	6.76%(a)	03/19/2039	1,845,031
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	6.78%(a)	09/19/2039	7,522,590
	Benchmark Mortgage Trust
157,277,074	Series 2020-IG1-XA	0.61%(b)(h)	09/15/2043	3,080,743
	BFLD Trust
3,012,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.99%(a)	07/15/2041	3,017,997
	BHMS Mortgage Trust
165,041,500	Series 2018-ATLS-XCP	0.00%(a)(b)(h)	07/15/2035	1,650
	BMO Mortgage Trust
93,491,896	Series 2024-5C5-XA	1.39%(b)(h)	02/15/2057	4,487,172
	BrightSpire Capital, Inc.
7,019,810	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.23%(a)	08/19/2038	6,996,883
13,968,000	Series 2021-FL1-AS (1 mo. Term SOFR + 1.71%, 1.60% Floor)	6.68%(a)	08/19/2038	13,877,012
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.91%(a)	08/19/2037	6,714,667
	BSPRT Co.-Issuer LLC
1,125,187	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.31%(a)	03/15/2036	1,121,982
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	7.96%(a)	09/15/2035	7,534,356
	BX Trust
7,904,690	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.14%(a)	10/15/2037	7,887,482
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	6.46%(a)	11/15/2036	4,779,566
5,037,417	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.90%(a)	10/15/2038	4,999,432
3,806,412	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	7.55%(a)	08/15/2039	3,820,686
4,909,000	Series 2024-VLT4-A (1 mo. Term SOFR + 1.49%, 1.49% Floor)	6.59%(a)	07/15/2029	4,916,677
	Carbon Capital VI Commercial Mortgage Trust
6,029,069	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.06%(a)	10/15/2035	3,124,605
	CEDR Commercial Mortgage Trust
3,790,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	6.08%(a)	02/15/2039	3,616,476
	CFCRE Commercial Mortgage Trust
16,477,222	Series 2016-C4-XA	1.73%(b)(h)	05/10/2058	272,965
16,201,000	Series 2017-C8-XB	1.06%(b)(h)	06/15/2050	331,921
	Citigroup Commercial Mortgage Trust
1,043,139	Series 2014-GC25-XA	0.77%(b)(h)	10/10/2047	16
1,917,293	Series 2015-GC27-XA	1.39%(b)(h)	02/10/2048	2,634
10,750,000	Series 2015-GC31-C	4.17%(b)	06/10/2048	6,549,280
17,067,444	Series 2016-GC36-XA	1.36%(b)(h)	02/10/2049	188,300
3,096,000	Series 2016-P3-A4	3.33%	04/15/2049	3,022,920
11,123,169	Series 2016-P3-XA	1.81%(b)(h)	04/15/2049	148,879
2,519,000	Series 2016-P4-B	3.38%	07/10/2049	2,255,758
11,721,256	Series 2016-P4-XA	2.05%(b)(h)	07/10/2049	269,857
10,806,453	Series 2017-P7-XA	1.24%(b)(h)	04/14/2050	221,731
	Citigroup/Deutsche Bank Commercial Mortgage Trust
15,912,580	Series 2016-C1-XA	1.51%(b)(h)	05/10/2049	200,306
43,695,386	Series 2017-CD3-XA	1.10%(b)(h)	02/10/2050	794,177

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	91

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
51,836,670	Series 2017-CD4-XA	1.37%(b)(h)	05/10/2050	1,267,251
	Commercial Mortgage Pass Through Certificates
1,735,380	Series 2013-CR12-XA	0.74%(b)(h)	10/10/2046	35
12,051,743	Series 2015-CR22-XA	0.94%(b)(h)	03/10/2048	4,112
28,795,380	Series 2015-CR25-XA	0.93%(b)(h)	08/10/2048	111,787
33,319,093	Series 2015-CR27-XA	1.05%(b)(h)	10/10/2048	183,435
7,144,402	Series 2015-DC1-XA	1.07%(b)(h)	02/10/2048	7,199
4,978,000	Series 2015-LC21-B	4.46%(b)	07/10/2048	4,885,983
37,671,139	Series 2015-LC21-XA	0.75%(b)(h)	07/10/2048	68,181
12,226,550	Series 2016-DC2-XA	1.07%(b)(h)	02/10/2049	95,629
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	7.57%(a)	09/15/2033	5,212,850
	Computershare Corporate Trust
540,000	Series 2014-LC18-B	3.96%	12/15/2047	536,082
7,852,140	Series 2015-C27-XA	0.92%(b)(h)	02/15/2048	10,063
46,634,875	Series 2015-C30-XA	1.01%(b)(h)	09/15/2058	205,590
22,119,062	Series 2015-NXS2-XA	0.72%(b)(h)	07/15/2058	38,956
9,988,171	Series 2016-C33-XA	1.72%(b)(h)	03/15/2059	154,856
20,365,345	Series 2016-NXS6-XA	1.74%(b)(h)	11/15/2049	395,792
64,490,159	Series 2017-C38-XA	1.06%(b)(h)	07/15/2050	1,232,549
20,307,496	Series 2019-C52-XA	1.70%(b)(h)	08/15/2052	1,184,601
62,101,876	Series 2021-C59-XA	1.64%(b)(h)	04/15/2054	4,333,705
5,250,000	Series 2022-ONL-A	3.86%(a)	12/15/2039	4,911,745
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.69%(a)(b)(h)	09/15/2037	15,647
	CSAIL Commercial Mortgage Trust
16,827,428	Series 2015-C1-XA	0.87%(b)(h)	04/15/2050	8,875
2,816,831	Series 2016-C6-XA	2.02%(b)(h)	01/15/2049	51,298
122,126,333	Series 2021-C20-XA	1.12%(b)(h)	03/15/2054	5,732,439
	DBCG Mortgage Trust
4,931,247	Series 2017-BBG-A (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2034	4,931,690
	Franklin BSP Realty Trust, Inc.
8,087,453	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.84%(a)	02/15/2037	8,074,758
	FS Rialto
6,949,184	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.43%(a)	05/16/2038	6,926,675
7,482,349	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.46%(a)	11/16/2036	7,480,201
	Granite Point Mortgage Trust, Inc.
2,440,251	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.38%(a)	07/16/2035	2,413,945
4,086,461	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	6.38%(a)	12/15/2036	4,040,129
	Great Wolf Trust
8,770,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.64%(a)	03/15/2039	8,764,718
	Greystone Commercial Real Estate Notes
6,802,749	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	6,792,171
10,700,000	Series 2021-FL3-C (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.21%(a)	07/15/2039	10,657,114
	GS Mortgage Securities Corp. II
416,184	Series 2014-GC24-XA	0.61%(b)(h)	09/10/2047	6
27,537,850	Series 2015-GC32-XA	0.83%(b)(h)	07/10/2048	83,853
8,271,410	Series 2015-GS1-XA	0.90%(b)(h)	11/10/2048	47,156
13,917,866	Series 2016-GS2-XA	1.88%(b)(h)	05/10/2049	245,229
24,038,082	Series 2016-GS3-XA	1.31%(b)(h)	10/10/2049	397,919
2,314,000	Series 2018-GS10-WLSD	5.07%(a)(b)	03/10/2033	206,913
2,893,000	Series 2018-GS10-WLSE	5.07%(a)(b)	03/10/2033	235,904
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	7.49%(a)	07/15/2031	1,260,000
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	8.19%(a)	07/15/2031	682,500
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	9.32%(a)	07/15/2031	103,950
	GSCG Trust
14,505,000	Series 2019-600C-E	4.12%(a)(b)	09/06/2034	1,177,732

Principal Amount $	Security Description	Rate	Maturity	Value $
	JP Morgan Chase Commercial Mortgage Securities
1,697,514	Series 2014-C20-B	4.40%(b)	07/15/2047	1,660,398
13,538,067	Series 2015-JP1-XA	1.03%(b)(h)	01/15/2049	96,189
30,457,472	Series 2016-JP4-XA	0.71%(b)(h)	12/15/2049	276,685
336,000	Series 2018-WPT-CFX	4.95%(a)	07/05/2033	263,031
4,216,000	Series 2019-UES-C	4.34%(a)	05/05/2032	3,544,100
4,314,000	Series 2019-UES-D	4.60%(a)(b)	05/05/2032	3,666,313
5,040,000	Series 2019-UES-E	4.60%(a)(b)	05/05/2032	4,269,581
5,287,000	Series 2019-UES-F	4.60%(a)(b)	05/05/2032	4,513,607
5,775,000	Series 2019-UES-G	4.60%(a)(b)	05/05/2032	4,933,860
6,153,490	Series 2022-NLP-A (1 mo. Term SOFR + 0.60%, 0.60% Floor)	5.69%(a)	04/15/2037	5,991,174
	JPMBB Commercial Mortgage Securities Trust
500,000	Series 2014-C23-C	4.71%(b)	09/15/2047	484,306
8,722,429	Series 2014-C25-XA	0.90%(b)(h)	11/15/2047	155
12,341,483	Series 2015-C29-XA	0.67%(b)(h)	05/15/2048	25,386
20,702,055	Series 2015-C30-XA	0.55%(b)(h)	07/15/2048	38,903
8,596,885	Series 2015-C31-XA	0.95%(b)(h)	08/15/2048	37,302
13,347,553	Series 2015-C32-XA	1.24%(b)(h)	11/15/2048	61,683
5,380,000	Series 2015-C33-AS	4.02%	12/15/2048	5,273,154
	KREF
7,714,361	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.27%(a)	02/15/2039	7,678,728
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.85%(a)	02/15/2039	7,713,358
8,506,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.41%(a)	02/17/2039	8,499,944
	Ladder Capital Commercial Mortgage Securities LLC
6,367,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	7.01%(a)	11/15/2038	6,276,156
2,400,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	7.41%(a)	11/15/2038	2,342,894
	LoanCore
4,820,267	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.51%(a)	07/15/2036	4,802,822
5,617,611	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.51%(a)	11/15/2038	5,611,342
6,676,230	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.89%(a)	01/17/2037	6,688,714
	LSTAR Commercial Mortgage Trust
5,958,216	Series 2016-4-XA	1.83%(a)(b)(h)	03/10/2049	71,951
59,726,803	Series 2017-5-X	0.99%(a)(b)(h)	03/10/2050	870,900
	Lument Finance Trust, Inc.
7,270,349	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.38%(a)	06/15/2039	7,283,857
	MF1 Multifamily Housing Mortgage Loan Trust
1,271,288	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.23%(a)	07/16/2036	1,267,194
3,768,101	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.31%(a)	02/19/2037	3,759,009
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	6.71%(a)	02/19/2037	12,348,123
6,772,165	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.11%(a)	06/19/2037	6,786,875
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.70%(a)	08/18/2041	7,213,745
	MFT Trust
8,933,000	Series 2020-ABC-D	3.59%(a)(b)	02/10/2042	4,334,223
	Morgan Stanley ABS Capital I, Inc.
3,788,000	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	3,686,387
	Morgan Stanley Bank of America Merrill Lynch Trust
9,392,585	Series 2012-CKSV-CK	4.30%(a)(b)	10/15/2030	6,005,502
500,000	Series 2014-C18-C	4.83%(b)	10/15/2047	486,482
7,513,000	Series 2015-C23-AS	4.00%(b)	07/15/2050	7,413,698
15,705,630	Series 2016-C28-XA-XA	1.30%(b)(h)	01/15/2049	139,064
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	8.06%(a)	12/15/2036	11,198

92	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	7.36%(a)	05/15/2036	2,240,639
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	8.01%(a)	05/15/2036	125,873
	Natixis Commercial Mortgage Securities Trust
9,940,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2035	4,420,909
4,742,000	Series 2020-2PAC-AMZ2	3.62%(a)(b)	01/15/2037	3,066,359
	OPG Trust
4,496,532	Series 2021-PORT-A (1 mo. Term SOFR + 0.60%, 0.48% Floor)	5.70%(a)	10/15/2036	4,453,959
	Ready Capital Corp.
7,645,927	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.17%(a)	11/25/2036	7,644,940
5,660,227	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	7.41%(a)	10/25/2039	5,694,420
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26%(a)(b)(h)	07/15/2041	2,324,021
	Starwood Property Mortgage Trust
459,000	Series 2019-FL1-C (1 mo. Term SOFR + 2.06%, 2.06% Floor)	7.16%(a)	07/15/2038	453,892
5,051,308	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.33%(a)	04/18/2038	4,995,042
	TPG Real Estate Finance Issuer Ltd.
11,424,771	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.73%(a)	02/15/2039	11,400,665
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.23%(a)	02/15/2039	4,971,850
	UBS Commercial Mortgage Trust
1,500,000	Series 2017-C4-C	4.68%(b)	10/15/2050	1,341,388
63,709,543	Series 2018-C13-XA	0.93%(b)(h)	10/15/2051	1,581,245
	VMC Finance LLC
1,706,606	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	7.24%(a)	02/18/2039	1,709,149
	WF-RBS Commercial Mortgage Trust
266,474	Series 2014-C21-XA	0.70%(b)(h)	08/15/2047	3
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $622,005,351)			470,144,249

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.4%
	ACE Securities Corp.
4,447,580	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	5.49%	07/25/2036	3,622,891
6,898,098	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	11/25/2036	2,857,932
	Adjustable Rate Mortgage Trust
4,504,460	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.23%	03/25/2036	2,705,728
	AJAX Mortgage Loan Trust
3,279,894	Series 2021-C-A	5.12%(a)(c)	01/25/2061	3,282,230
	American Home Mortgage Investment Trust
1,982,250	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	5.87%	02/25/2044	1,849,298
	Angel Oak Mortgage Trust LLC
2,050,004	Series 2020-2-A1A	2.53%(a)(b)	01/26/2065	1,927,421
371,832	Series 2020-6-A3	1.78%(a)(b)	05/25/2065	340,611
6,799,730	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	5,946,378
	Arroyo Mortgage Trust
798,980	Series 2019-1-A1	3.81%(a)(b)	01/25/2049	781,549
450,222	Series 2019-2-A2	3.50%(a)(b)	04/25/2049	438,013
3,435,796	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	3,299,916

Principal Amount $	Security Description	Rate	Maturity	Value $
	Banc of America Funding Corp.
937,863	Series 2006-7-T2A1-T2A1	5.88%(b)	10/25/2036	829,083
9,398,600	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	2.52%(a)	09/29/2036	7,385,517
1,842,024	Series 2015-R2-9A2	4.21%(a)(i)	03/27/2036	1,537,017
	Banc of America Mortgage Securities, Inc.
930,801	Series 2005-I-2A5	5.00%(b)	10/25/2035	880,075
2,072,043	Series 2007-3-1A1	6.00%	09/25/2037	1,701,216
	BCAP LLC Trust
6,618,702	Series 2009-RR4-7A2	6.00%(a)(b)	03/26/2037	2,397,136
1,234,791	Series 2012-RR1-3A4	5.50%(a)(b)	10/26/2035	818,588
	BRAVO Residential Funding Trust
1,864,230	Series 2021-NQM2-A3	1.44%(a)(b)	03/25/2060	1,786,645
7,822,418	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	7,205,045
	Citigroup Mortgage Loan Trust, Inc.
1,439,563	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	1,332,722
	Citimortgage Alternative Loan Trust
542,706	Series 2007-A5-1A10	5.75%	05/25/2037	498,962
	COLT Funding LLC
99,036	Series 2020-3-A3	2.38%(a)(b)	04/27/2065	95,919
2,588,934	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	2,261,696
4,381,383	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,931,222
5,245,702	Series 2022-2-A1	2.99%(a)(c)	02/25/2067	5,009,272
	Countrywide Alternative Loan Trust
274,428	Series 2005-23CB-A15	5.50%	07/25/2035	227,205
925,281	Series 2005-28CB-1A6-1A6	5.50%	08/25/2035	802,040
3,778,120	Series 2005-49CB-A6	5.50%	11/25/2035	2,501,349
1,446,613	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	5.71%	12/25/2035	1,282,499
6,745,724	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.57%	12/25/2035	5,125,581
7,428,134	Series 2006-16CB-A5	6.00%	06/25/2036	4,091,340
1,424,909	Series 2006-32CB-A21	5.50%	11/25/2036	793,457
2,249,698	Series 2006-34-A6	6.25%	11/25/2046	1,118,689
5,642,699	Series 2006-36T2-1A3	5.75%	12/25/2036	2,305,186
1,335,006	Series 2006-J4-2A9	6.00%	07/25/2036	802,353
1,472,978	Series 2006-J6-A5	6.00%	09/25/2036	713,712
1,759,892	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.27%	09/20/2046	1,779,142
3,479,110	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.27%	03/20/2047	2,931,146
10,757,467	Series 2007-12T1-A11	6.00%	06/25/2037	5,082,864
9,651,218	Series 2007-12T1-A5	6.00%	06/25/2037	4,560,166
282,713	Series 2007-15CB-A7	6.00%	07/25/2037	170,013
4,122,869	Series 2007-8CB-A1	5.50%	05/25/2037	2,195,005
10,573,255	Series 2007-9T1-1A6	6.00%	05/25/2037	5,233,611
	Countrywide Home Loan Mortgage Pass Through Trust
670,717	Series 2005-10-A2	5.50%	05/25/2035	559,922
9,455,745	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	5.62%	02/25/2037	3,502,169
1,550,680	Series 2006-21-A10	5.75%	02/25/2037	686,228
542,671	Series 2007-14-A15	6.50%	09/25/2037	319,411
	Credit Suisse First Boston Mortgage Securities Corp.
2,452	Series 2004-8-6A1	4.50%	10/25/2024	1,872
437,216	Series 2005-9-5A9	5.50%	10/25/2035	228,216
	Credit Suisse Management LLC
995,124	Series 2005-11-2A1	6.00%	12/25/2035	694,821
47,547	Series 2005-11-8A5	6.00%	12/25/2035	36,378
	Credit Suisse Mortgage Capital Certificates
8,460,983	Series 2009-8R-8A2	6.00%(a)(b)	03/26/2037	3,064,367
261,617	Series 2011-12R-3A5	6.05%(a)(b)	07/27/2036	260,111
284,165	Series 2021-JR1-A1	5.47%(a)(b)	09/27/2066	283,382
16,360,700	Series 2022-NQM1-A1	2.27%(a)(b)	11/25/2066	14,900,115
	Cross Mortgage Trust
11,713,920	Series 2024-H5-A1	5.85%(a)(c)	08/26/2069	11,838,137

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	93

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	DB US Financial Markets Holding Corp.
311,076	Series 2014-RS1-1A2	6.50%(a)(b)	07/27/2037	263,541
	Deutsche ALT-A Securities, Inc.
352,118	Series 2006-AB4-A1A	6.01%(b)	10/25/2036	306,497
6,488,902	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	5.23%	12/25/2036	2,253,893
4,305,789	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.35%	12/25/2036	1,411,669
187,201	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.89%	04/25/2047	165,169
	Fannie Mae Connecticut Avenue Securities
4,556,243	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 1.05% Floor)	6.33%(a)	01/25/2044	4,561,181
	Freddie Mac Structured Agency Credit Risk Debt Notes
8,151,439	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.48%(a)	05/25/2044	8,169,283
9,785,042	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	6.48%(a)	08/25/2044	9,814,092
	GCAT
2,504,508	Series 2020-NQM2-A1	2.56%(a)(c)	04/25/2065	2,403,659
6,445,403	Series 2021-NQM4-A3	1.56%(a)(b)	08/25/2066	5,415,347
	GSAA Trust
5,100,267	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.45%	12/25/2036	1,793,986
	GSR Mortgage Loan Trust
321,550	Series 2006-2F-3A4	6.00%	02/25/2036	146,432
	Harborview Mortgage Loan Trust
2,043,666	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	5.56%	03/19/2036	1,859,426
	Impac Secured Assets CMN Owner Trust
663,131	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	5.51%	02/25/2037	591,862
	Indymac Index Mortgage Loan Trust
609,432	Series 2006-AR5-2A1	3.64%(b)	05/25/2036	583,693
	JP Morgan Alternative Loan Trust
32,376,480	Series 2005-S1-1A4	6.00%	12/25/2035	11,068,767
3,055,491	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	5.65%	04/25/2047	2,906,128
	JP Morgan Mortgage Acquisition Corp.
10,798,299	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	07/25/2036	4,681,801
	JP Morgan Reremic
5,679,544	Series 2014-4-1C	0.00%(a)(b)	01/26/2036	1,638,122
	Legacy Mortgage Asset Trust
2,475,771	Series 2021-GS1-A1	4.89%(a)(c)	10/25/2066	2,477,404
	Lehman Mortgage Trust
183,499	Series 2006-1-1A3	5.50%	02/25/2036	89,302
	Lehman XS Trust
8,766,240	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	5.22%	08/25/2047	7,695,153
	Long Beach Mortgage Loan Trust
15,707,448	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%	12/25/2036	5,575,671
9,509,714	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	5.35%	03/25/2046	3,452,144
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.75%(b)	04/25/2036	34,430
1,319,540	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.97%	12/25/2046	1,219,866

Principal Amount $	Security Description	Rate	Maturity	Value $
	Merrill Lynch Alternative Note Asset
330,935	Series 2007-F1-2A6	6.00%	03/25/2037	119,232
	Merrill Lynch Mortgage Investors, Inc.
1,171,282	Series 2006-AF1-AF2C	6.25%	08/25/2036	474,965
34,838,531	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	5.34%	05/25/2037	9,993,464
4,324,244	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	5.21%	02/25/2037	1,272,596
6,686,562	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.39%	02/25/2037	1,967,771
	MFRA Trust
4,220,068	Series 2021-NQM2-A3	1.47%(a)(b)	11/25/2064	3,758,532
	Morgan Stanley Mortgage Loan Trust
222,244	Series 2006-2-7A1	5.47%(b)	02/25/2036	130,351
	Nomura Resecuritization Trust
3,716,899	Series 2015-8R-4A4	4.44%(a)(b)	11/25/2047	3,139,911
	Onslow Bay Mortgage Loan Trust
398,820	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	340,942
2,888,378	Series 2021-NQM2-A3	1.56%(a)(b)	05/25/2061	2,451,302
5,728,371	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	5,166,939
9,565,834	Series 2024-NQM10-A1	6.18%(a)(c)	05/25/2064	9,723,524
9,000,000	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	9,034,588
	Pretium Mortgage Credit Partners LLC
2,560,137	Series 2021-NPL2-A1	4.99%(a)(c)	06/27/2060	2,544,941
22,090,815	Series 2021-NPL3-A1	4.87%(a)(c)	07/25/2051	21,854,364
4,256,418	Series 2021-RN1-A1	4.99%(a)(c)	02/25/2061	4,259,417
4,431,447	Series 2021-RN2-A1	4.74%(a)(c)	07/25/2051	4,383,834
	PRPM LLC
4,083,959	Series 2021-6-A1	4.79%(a)(c)	07/25/2026	4,066,715
	RALI Trust
464,729	Series 2006-QS12-2A3	6.00%	09/25/2036	368,485
1,200,769	Series 2007-QS4-3A4	6.00%	03/25/2037	1,032,761
1,495,251	Series 2007-QS4-3A9	6.00%	03/25/2037	1,286,011
1,036,999	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	06/25/2037	747,547
662,153	Series 2007-QS9-A33	6.50%	07/25/2037	546,307
	RASC Trust
3,907,623	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	5.55%	08/25/2034	3,837,792
	RBSSP Resecuritization Trust
522,332	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.05%(a)	04/26/2035	479,924
	Residential Asset Securitization Trust
688,993	Series 2006-A2-A11	6.00%	01/25/2046	272,531
2,105,350	Series 2006-A6-1A4	6.00%	07/25/2036	562,169
	RESIDENTIAL MORTGAGE LOAN TRUST
4,693,025	Series 2019-2-M1	3.86%(a)(b)	05/25/2059	4,627,460
	RFMSI Trust
3,568,418	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	01/25/2037	2,537,607
	Securitized Asset Backed Receivables LLC
5,752,540	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	5.07%	10/25/2036	1,959,103
	Soundview Home Equity Loan Trust
949,611	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.15%	08/25/2037	922,008
	Starwood Mortgage Residential Trust
8,000,000	Series 2020-2-M1E	3.00%(a)	04/25/2060	7,744,186
	Structured Adjustable Rate Mortgage Loan Trust
1,020,899	Series 2005-22-4A1	5.33%(b)	12/25/2035	947,193
	VCAT Asset Securitization LLC
1,807,438	Series 2021-NPL4-A1	4.87%(a)(c)	08/25/2051	1,788,616
2,592,958	Series 2021-NPL5-A1	4.87%(a)(c)	08/25/2051	2,564,559

94	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Velocity Commercial Capital Loan Trust
2,558,430	Series 2020-1-M2	2.98%(a)(b)	02/25/2050	2,223,549
2,243,339	Series 2021-1-M2	2.26%(a)(b)	05/25/2051	1,853,424
1,813,501	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	1,411,955
	Vericrest Opportunity Loan Transferee
2,553,333	Series 2021-NP10-A1	4.99%(a)(c)	05/25/2051	2,525,215
4,075,999	Series 2021-NP11-A1	4.87%(a)(c)	08/25/2051	4,090,788
3,642,452	Series 2021-NPL1-A1	4.89%(a)(c)	02/27/2051	3,625,132
438,038	Series 2021-NPL2-A1	4.89%(a)(c)	02/27/2051	436,076
1,999,055	Series 2021-NPL5-A1	5.12%(a)(c)	03/27/2051	1,992,404
1,410,671	Series 2021-NPL6-A1	5.24%(a)(c)	04/25/2051	1,412,008
12,128,795	Series 2021-NPL8-A1	5.12%(a)(c)	04/25/2051	12,070,565
	Verus Securitization Trust
182,505	Series 2020-4-A3	3.32%(a)(c)	05/25/2065	177,980
1,067,959	Series 2020-INV1-A2	4.04%(a)(b)	03/25/2060	1,062,766
13,744,963	Series 2021-7-A1	1.83%(a)(c)	10/25/2066	12,348,945
1,439,851	Series 2021-R1-A3	1.26%(a)(b)	10/25/2063	1,365,689
7,353,957	Series 2024-3-A1	6.34%(a)(c)	04/25/2069	7,504,607
	WAMU Asset-Backed Certificates
1,588,014	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	5.14%	07/25/2047	953,962
	WaMu Mortgage Pass Through Certificates
2,212,680	Series 2005-AR4-A5	4.68%(b)	04/25/2035	2,148,333
9,698,728	Series 2006-AR18-1A1	3.74%(b)	01/25/2037	8,419,488
	Washington Mutual Alternative Mortgage Pass-Through Certificates
890,834	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	5.38%	10/25/2035	823,973
	Washington Mutual Asset-Backed Certificates
6,050,799	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.24%	10/25/2036	2,221,437
2,222,143	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.24%	10/25/2036	817,098
	Wells Fargo Alternative Loan Trust
464,434	Series 2007-PA5-1A1	6.25%	11/25/2037	411,807
	Wells Fargo Mortgage Backed Securities Trust
1,251,876	Series 2007-15-A1	6.00%	11/25/2037	1,139,615
5,295,038	Series 2007-AR6-A2	7.09%(b)	10/25/2037	5,129,037
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $502,748,676)			416,464,587

US CORPORATE BONDS - 6.4%
795,000	AGCO Corp.	5.45%	03/21/2027	811,672
960,000	American Electric Power Co., Inc.	5.20%	01/15/2029	991,021
3,342,000	American Express Co. (SOFR + 1.00%)	6.06%	02/16/2028	3,368,331
1,317,000	American National Group, Inc.	5.75%	10/01/2029	1,325,511
1,710,000	Amgen, Inc.	5.51%	03/02/2026	1,710,611
3,381,000	Ares Capital Corp.	3.88%	01/15/2026	3,333,101
3,276,000	Arrow Electronics, Inc.	5.15%	08/21/2029	3,328,482
1,973,000	AT&T, Inc.	5.54%	02/20/2026	1,972,604
4,180,000	Athene Global Funding (SOFR + 0.85%)	5.95%(a)	05/08/2026	4,177,185
2,695,000	Athene Global Funding	5.35%(a)	07/09/2027	2,753,079
2,715,000	Aviation Capital Group LLC	1.95%(a)	09/20/2026	2,573,008
1,651,000	Boeing Co.	4.88%	05/01/2025	1,645,024
1,842,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.53%	02/20/2026	1,847,370
1,695,000	Broadcom, Inc.	3.15%	11/15/2025	1,671,585
1,653,000	Broadcom, Inc.	5.05%	07/12/2029	1,703,375
1,441,000	Broadcom, Inc.	4.35%	02/15/2030	1,438,584
1,929,000	Cadence Design Systems, Inc.	4.30%	09/10/2029	1,937,137
3,365,000	Campbell Soup Co.	3.95%	03/15/2025	3,350,207
1,325,000	Campbell Soup Co.	5.20%	03/19/2027	1,360,002
1,634,000	Charles Schwab Corp. (SOFR + 1.05%)	6.03%	03/03/2027	1,648,878
1,010,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.15%	11/10/2026	1,038,375
3,272,000	Cheniere Energy, Inc.	4.63%	10/15/2028	3,252,853

Principal Amount $	Security Description	Rate	Maturity	Value $
5,969,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	5,977,291
1,755,000	Crown Castle, Inc.	4.80%	09/01/2028	1,776,945
4,165,000	Crown Castle, Inc.	4.90%	09/01/2029	4,235,302
1,730,000	CVS Health Corp.	5.00%	02/20/2026	1,742,552
1,502,000	Darden Restaurants, Inc.	4.35%	10/15/2027	1,501,685
1,660,000	Dell International LLC / EMC Corp.	5.85%	07/15/2025	1,673,032
3,322,000	Edison International	5.45%	06/15/2029	3,451,621
1,596,000	Eli Lilly & Co.	5.00%	02/27/2026	1,596,360
3,340,000	Energy Transfer LP	6.05%	12/01/2026	3,459,682
3,550,000	Entergy Corp.	0.90%	09/15/2025	3,431,000
3,005,000	Equifax, Inc.	4.80%	09/15/2029	3,040,304
3,515,000	Equinix, Inc.	1.25%	07/15/2025	3,418,131
1,163,000	Essential Utilities, Inc.	4.80%	08/15/2027	1,178,830
1,705,000	Exelon Corp.	5.15%	03/15/2029	1,767,284
3,398,000	Expedia Group, Inc.	6.25%(a)	05/01/2025	3,407,083
984,000	FirstEnergy Transmission LLC	4.55%(a)	01/15/2030	993,024
4,174,000	Fiserv, Inc.	4.75%	03/15/2030	4,256,884
3,273,000	Ford Motor Credit Co. LLC	5.30%	09/06/2029	3,259,309
1,662,000	Foundry JV Holdco LLC	5.90%(a)	01/25/2030	1,721,371
3,293,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	3,356,066
1,740,000	General Mills, Inc.	4.00%	04/17/2025	1,732,389
1,375,000	General Mills, Inc.	5.24%	11/18/2025	1,375,425
3,315,000	General Motors Financial Co., Inc.	4.00%	01/15/2025	3,303,342
3,420,000	General Motors Financial Co., Inc.	5.25%	03/01/2026	3,443,972
2,767,000	Genuine Parts Co.	4.95%	08/15/2029	2,815,671
1,680,000	Georgia Power Co.	5.00%	02/23/2027	1,717,312
2,183,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.65%	03/18/2027	2,183,844
3,345,000	HCA, Inc.	5.38%	02/01/2025	3,346,416
3,296,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	3,288,290
2,495,000	Hyatt Hotels Corp.	5.75%	01/30/2027	2,556,779
3,314,000	Hyundai Capital America	4.55%(a)	09/26/2029	3,308,189
1,665,000	Icon Investments Six DAC	5.81%	05/08/2027	1,718,373
1,888,000	Illumina, Inc.	4.65%	09/09/2026	1,900,893
3,365,000	JPMorgan Chase & Co.	3.90%	07/15/2025	3,352,958
2,955,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.13%	04/22/2028	2,961,268
1,730,000	Kinder Morgan, Inc.	4.30%	06/01/2025	1,722,495
1,735,000	Kinder Morgan, Inc.	5.00%	02/01/2029	1,772,821
3,257,000	Kroger Co.	4.60%	08/15/2027	3,285,602
3,280,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	3,252,600
1,035,000	Lowe’s Cos., Inc.	4.40%	09/08/2025	1,034,831
3,008,000	Marriott International, Inc./MD	4.80%	03/15/2030	3,051,917
1,735,000	McDonald’s Corp.	3.38%	05/26/2025	1,721,824
1,712,000	McDonald’s Corp.	1.45%	09/01/2025	1,667,239
460,000	Microchip Technology, Inc.	4.25%	09/01/2025	457,995
665,000	Microchip Technology, Inc.	5.05%	03/15/2029	683,140
2,923,000	Morgan Stanley	3.88%	01/27/2026	2,911,075
3,350,000	Motorola Solutions, Inc.	5.00%	04/15/2029	3,438,056
2,330,000	National Securities Clearing Corp.	4.90%(a)	06/26/2029	2,406,039
1,301,000	New York Life Global Funding	3.60%(a)	08/05/2025	1,292,079
3,228,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	3,241,917
1,690,000	NiSource, Inc.	5.25%	03/30/2028	1,741,392
1,203,000	NiSource, Inc.	5.20%	07/01/2029	1,246,221
1,385,000	Occidental Petroleum Corp.	5.20%	08/01/2029	1,409,024
2,751,000	ONEOK, Inc.	4.40%	10/15/2029	2,742,508
3,027,000	Oracle Corp.	5.80%	11/10/2025	3,075,299
1,605,000	O’Reilly Automotive, Inc.	5.75%	11/20/2026	1,655,138
2,800,000	Pacific Gas and Electric Co.	4.95%	06/08/2025	2,798,351
1,640,000	Pacific Gas and Electric Co. (SOFR + 0.95%)	5.90%	09/04/2025	1,640,733
710,000	Pacific Gas and Electric Co.	2.10%	08/01/2027	665,527
3,020,000	Penske Truck Leasing Co. Lp/ PTL Finance Corp.	4.00%(a)	07/15/2025	3,002,244
3,462,000	Penske Truck Leasing Co. Lp/ PTL Finance Corp.	4.40%(a)	07/01/2027	3,464,409
3,032,000	Philip Morris International, Inc.	4.88%	02/13/2026	3,062,845
1,934,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	1,947,015
2,196,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	2,300,905
2,335,000	Public Storage Operating Co. (SOFR + 0.70%)	5.95%	04/16/2027	2,345,809

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	95

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
3,283,000	Quanta Services, Inc.	4.75%	08/09/2027	3,318,694
3,770,000	Royalty Pharma PLC	1.75%	09/02/2027	3,513,723
3,359,000	Ryder System, Inc.	5.25%	06/01/2028	3,468,400
517,000	Sabine Pass Liquefaction LLC	5.63%	03/01/2025	517,505
1,368,000	Schlumberger Holdings Corp.	5.00%(a)	11/15/2029	1,412,780
1,302,000	Sherwin-Williams Co.	4.55%	03/01/2028	1,319,729
3,006,000	Solventum Corp.	5.45%(a)	02/25/2027	3,068,477
1,490,000	Sonoco Products Co.	4.45%	09/01/2026	1,491,050
2,385,000	Southern California Edison Co.	4.90%	06/01/2026	2,408,937
1,685,000	Southern Co.	5.15%	10/06/2025	1,697,774
3,042,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	3,104,481
1,941,000	US Bancorp (SOFR + 1.25%)	5.10%	07/23/2030	1,998,466
1,682,000	Veralto Corp.	5.50%	09/18/2026	1,720,675
3,496,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	3,464,585
5,716,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%	10/30/2025	5,700,528
5,013,000	Wells Fargo & Co. (SOFR + 1.07%)	6.28%	04/22/2028	5,036,978
3,390,000	Welltower OP LLC	4.00%	06/01/2025	3,370,457
3,008,000	Williams Cos., Inc.	4.80%	11/15/2029	3,053,049
	Total US Corporate Bonds (Cost $253,574,712)			256,190,210

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 2.6%
	Federal Home Loan Mortgage Corp.
4,656,151	Pool SD5219	6.00%	04/01/2054	4,811,604
2,128,571	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	6.01%	11/15/2035	2,127,129
219,180	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	0.82%(h)(j)	02/15/2038	23,670
4,795,336	Series 4248-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	09/15/2043	4,769,498
3,669,041	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	11/15/2046	3,644,871
1,744,028	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	10/25/2049	1,726,957
5,971,953	Series 4990-FN (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.74%	05/25/2050	5,829,600
	Federal National Mortgage Association
749,756	Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.31% Cap)	6.36%	11/01/2042	779,017
546,888	Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.99% Cap)	6.74%	05/01/2045	569,543
2,000,000	Pool BS7662	4.90%	03/01/2028	2,035,274
4,598,571	Pool FS6084	6.00%	10/01/2053	4,750,094
137,932	Pool MA1200	3.00%	10/01/2032	132,671
4,228,787	Pool MA5086	5.00%	07/01/2043	4,295,576
4,089,031	Pool MA5112	5.00%	08/01/2043	4,145,943
1,872,297	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	03/25/2044	1,857,925
1,614,917	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	03/25/2046	1,600,648
5,733,757	Series 2017-82-FG (30 day avg SOFR US + 0.36%, 0.25% Floor, 6.50% Cap)	5.64%	11/25/2032	5,687,707
5,843,926	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.66%(h)(j)	06/25/2049	644,694
4,622,902	Series 2019-43-FD (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	08/25/2049	4,572,015
2,677,331	Series 2019-49-FB (30 day avg SOFR US + 0.59%, 0.48% Floor, 6.50% Cap)	5.87%	09/25/2049	2,639,120
3,721,164	Series 2020-34-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	06/25/2050	3,653,229
20,446,166	Series 2020-M49-1A1	1.30%(b)	11/25/2030	18,883,267
2,908,793	Series 2023-M4-A1	3.89%(b)	09/25/2032	2,902,652

Principal Amount $	Security Description	Rate	Maturity	Value $
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.96%(a)	05/25/2026	2,416,107
124,762,277	Series 2017-K67-X2B	0.10%(a)(h)	09/25/2049	311,469
1,401,628	Series 2017-KF27-B (30 day avg SOFR US + 4.46%, 4.35% Floor)	9.81%(a)	12/25/2026	1,398,157
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.71%(a)	03/25/2027	2,446,895
845,940	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	7.61%(a)	02/25/2025	840,546
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	7.76%(a)	08/25/2029	826,780
	Government National Mortgage Association
4,661,446	Series 2015-161-GF (1 mo. Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap)	5.38%	11/20/2045	4,593,476
1,863,676	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	5.48%	09/20/2046	1,843,913
2,716,419	Series 2022-183-B	5.00%	04/20/2047	2,775,777
2,703,403	Series 2024-25-AF (30 day avg SOFR US + 0.51%, 0.51% Floor, 6.50% Cap)	5.86%	02/20/2049	2,674,540
	Total US Government and Agency Mortgage Backed Obligations (Cost $103,824,507)			102,210,364

US GOVERNMENT AND AGENCY OBLIGATIONS - 27.7%
151,450,000	United States Treasury Note/Bond	0.38%	12/31/2025	145,125,780
130,500,000	United States Treasury Note/Bond	0.38%	01/31/2026	124,734,550
136,700,000	United States Treasury Note/Bond	0.75%	03/31/2026	130,756,754
51,800,000	United States Treasury Note/Bond	0.75%	05/31/2026	49,345,570
80,400,000	United States Treasury Note/Bond	0.63%	07/31/2026	76,094,203
93,100,000	United States Treasury Note/Bond	0.88%	09/30/2026	88,197,703
61,350,000	United States Treasury Note/Bond	0.63%	03/31/2027	57,045,914
49,700,000	United States Treasury Note/Bond	0.50%	06/30/2027	45,731,766
250,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	228,002,930
190,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	161,741,211
	Total US Government and Agency Obligations (Cost $1,093,741,821)			1,106,776,381

Shares
COMMON STOCKS - 0.0%(k)
9,129	Flame Aggregator - Series R(e)(l)		43,454
907	Flame Aggregator - Series U(e)(l)		4,317
	Total Common Stocks (Cost $20,580)		47,771

SHORT TERM INVESTMENTS - 3.2%
42,641,132	First American Government Obligations Fund - U	4.84%(m)	42,641,132
42,641,132	JPMorgan US Government Money Market Fund - IM	4.86%(m)	42,641,132
42,641,132	MSILF Government Portfolio - Institutional	4.83%(m)	42,641,132
	Total Short Term Investments (Cost $127,923,396)		127,923,396
	Total Investments - 92.1% (Cost $3,915,594,833)		3,685,249,228
	Other Assets in Excess of Liabilities - 7.9%		317,528,399
	NET ASSETS - 100.0%		$4,002,777,627

96	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Asset Backed Obligations	7.3%
US Corporate Bonds	6.4%
Foreign Corporate Bonds	5.1%
Bank Loans	4.0%
Short Term Investments	3.2%
US Government and Agency Mortgage Backed Obligations	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.0%(k)
Other Assets and Liabilities	7.9%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	27.7%
Collateralized Loan Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	11.7%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Asset Backed Obligations	7.3%
Short Term Investments	3.2%
Banking	3.1%
US Government and Agency Mortgage Backed Obligations	2.6%
Utilities	1.5%
Energy	1.2%
Hotels/Motels/Inns and Casinos	0.9%
Technology	0.9%
Healthcare	0.7%
Transportation	0.7%
Electronics/Electric	0.5%
Finance	0.5%
Mining	0.5%
Media	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.4%
Automotive	0.4%
Food Products	0.4%
Chemicals/Plastics	0.4%
Consumer Products	0.4%
Telecommunications	0.3%
Pharmaceuticals	0.3%
Retailers (other than Food/Drug)	0.3%
Industrial Equipment	0.2%
Insurance	0.2%
Containers and Glass Products	0.2%
Commercial Services	0.2%
Chemical Products	0.2%
Business Equipment and Services	0.2%
Food Service	0.2%
IT Services	0.2%
Building and Development (including Steel/Metals)	0.2%
Aerospace & Defense	0.1%
Real Estate	0.1%
Beverage and Tobacco	0.1%
Construction	0.1%
Food/Drug Retailers	0.1%
Financial Intermediaries	0.1%
Diversified Manufacturing	0.0%(k)
Pulp & Paper	0.0%(k)
Conglomerates	0.0%(k)
Financials	0.0%(k)
Other Assets and Liabilities	7.9%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)	Value determined using significant unobservable inputs.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	97

(Unaudited) September 30, 2024
(g)	Perpetual maturity. The date disclosed is the next call date of the security.
(h)	Interest only security
(i)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(k)	Represents less than 0.05% of net assets.
(l)	Non-income producing security.
(m)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
98	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/17/2024	$85,000,000	$16,570,321	$ —	$16,570,321
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/05/2024	80,000,000	15,474,822	—	15,474,822
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/09/2024	75,000,000	14,641,546	—	14,641,546
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/10/2024	100,000,000	13,748,133	—	13,748,133
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/19/2024	75,000,000	13,720,667	—	13,720,667
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/14/2024	74,000,000	13,269,865	—	13,269,865
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	10/22/2024	72,000,000	13,195,669	—	13,195,669
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/07/2024	60,000,000	12,625,588	—	12,625,588
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/30/2024	65,000,000	12,616,222	—	12,616,222
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/02/2024	80,000,000	11,994,442	—	11,994,442
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/18/2024	83,000,000	10,965,369	—	10,965,369
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/26/2024	65,000,000	9,751,703	—	9,751,703
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/08/2025	100,000,000	8,776,363	—	8,776,363
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	02/18/2025	85,000,000	8,288,635	—	8,288,635
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/09/2025	97,000,000	7,406,511	—	7,406,511
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/12/2025	86,000,000	7,366,410	—	7,366,410
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	03/04/2025	78,000,000	7,033,359	—	7,033,359
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	02/25/2025	80,000,000	6,994,110	—	6,994,110
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2025	66,000,000	6,497,393	—	6,497,393
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/07/2025	54,000,000	6,267,955	—	6,267,955
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/07/2025	60,000,000	5,832,379	—	5,832,379
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/11/2025	75,000,000	5,519,113	—	5,519,113
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/15/2025	86,000,000	5,466,202	—	5,466,202
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/27/2025	100,000,000	5,109,456	—	5,109,456
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	06/24/2025	82,000,000	5,029,247	—	5,029,247
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2025	60,000,000	5,019,454	—	5,019,454
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/05/2025	65,000,000	4,802,708	—	4,802,708
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/27/2025	84,000,000	4,755,097	—	4,755,097
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/01/2025	93,000,000	4,666,588	—	4,666,588
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/08/2025	91,000,000	4,629,017	—	4,629,017

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	99

(Unaudited) September 30, 2024

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/20/2025	$65,000,000	$4,568,948	$ —	$4,568,948
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/29/2025	64,000,000	4,469,014	—	4,469,014
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	02/04/2025	47,000,000	4,409,234	—	4,409,234
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/19/2025	83,000,000	4,372,424	—	4,372,424
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/17/2025	60,000,000	4,113,514	—	4,113,514
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/08/2025	80,000,000	4,049,223	—	4,049,223
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	07/30/2025	72,000,000	4,036,200	—	4,036,200
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/14/2025	50,000,000	3,502,842	—	3,502,842
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/11/2025	55,000,000	3,354,748	—	3,354,748
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/05/2025	83,000,000	3,274,486	—	3,274,486
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/25/2025	62,000,000	3,035,515	—	3,035,515
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/14/2025	43,000,000	2,809,059	—	2,809,059
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/17/2025	55,000,000	2,037,397	—	2,037,397
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/04/2025	71,000,000	2,031,617	—	2,031,617
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/22/2025	98,000,000	1,985,732	—	1,985,732
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/25/2025	100,000,000	1,809,650	—	1,809,650
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/10/2025	52,000,000	1,033,829	—	1,033,829
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/18/2025	36,000,000	689,921	—	689,921
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/09/2025	85,000,000	546,492	—	546,492
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/02/2025	85,000,000	406,949	—	406,949
							$324,571,138	$—	$324,571,138

(1)
Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2024, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

100	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 4.7%
	Amur Equipment Finance Receivables LLC
650,000	Series 2021-1A-E	4.13%(a)	03/20/2028	647,427
	Apollo Aviation Securitization Equity Trust
1,250,259	Series 2022-1A-A	6.00%(a)	05/16/2047	1,261,290
1,991,597	Series 2024-1A-B	6.90%(a)	05/16/2049	2,040,445
	Arivo Acceptance Auto Loan Receivables Trust
513,000	Series 2021-1A-C	3.77%(a)	03/15/2027	507,727
	Business Jet Securities LLC
2,000,000	Series 2024-2A-C	7.97%(a)	09/15/2039	2,027,660
	CAI International, Inc.
660,000	Series 2020-1A-B	3.50%(a)	09/25/2045	618,167
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30%(a)	06/15/2043	1,970,690
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	1,548,620
500,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	499,857
	Diamond Resorts Owner Trust
523,984	Series 2021-1A-D	3.83%(a)	11/21/2033	505,992
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05%(a)	07/25/2054	1,526,064
	Falko Regional Aircraft Ltd.
3,299,420	Series 2021-1A-A	5.75%	04/15/2041	3,160,013
	Jersey Mike’s Funding
1,855,212	Series 2019-1A-A2	4.43%(a)	02/15/2050	1,825,947
	JOL Air Ltd.
907,739	Series 2019-1-B	4.95%(a)	04/15/2044	865,113
	Lendingpoint Asset Securitization Trust
1,750,000	Series 2022-C-B	7.46%(a)	02/15/2030	1,751,194
	Loanpal Solar Loan Ltd.
988,309	Series 2021-1GS-C	3.50%(a)	01/20/2048	660,787
	Lunar Structured Aircraft Portfolio Notes
2,932,210	Series 2021-1-C	5.68%(a)	10/15/2046	2,751,767
	MAPS Ltd.
119,198	Series 2021-1A-C	5.44%(a)	06/15/2046	113,409
	Marlette Funding Trust
2,500,000	Series 2022-3A-C	6.89%(a)	11/15/2032	2,542,924
	Mosaic Solar Loans LLC
356,303	Series 2018-1A-C	0.00%(a)(b)	06/22/2043	339,917
	Pagaya AI Debt Selection Trust
3,695,198	Series 2021-3-C	3.27%(a)	05/15/2029	3,534,315
1,350,000	Series 2021-5-CERT	0.00%(a)(c)(d)	08/15/2029	64,163
1,047,722	Series 2024-1-A	6.66%(a)	07/15/2031	1,066,034
	Retained Vantage Data Centers Issuer LLC
2,000,000	Series 2023-1A-B	5.75%(a)	09/15/2048	1,954,058
	Subway Funding LLC
1,000,000	Series 2024-3A-A23	5.91%(a)	07/30/2054	1,004,918
	Switch ABS Issuer LLC
1,500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	1,520,121
1,250,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,309,002
	Upstart Pass-Through Trust Series
877,824	Series 2021-ST3-A	2.00%(a)	05/20/2027	862,722
	Upstart Securitization Trust
1,291,343	Series 2021-3-C	3.28%(a)	07/20/2031	1,268,182
1,500,000	Series 2021-4-C	3.19%(a)	09/20/2031	1,434,089
	Vivant Solar Financing V Parent LLC
4,321,464	Series 2018-1A-A	4.73%(a)	04/30/2048	4,135,090
	WAVE USA
10,938,246	Series 2019-1-C	6.41%(a)	09/15/2044	3,874,075
	Willis Lease Finance Corp.
955,778	Series 2018-A-A	4.75%(a)(e)	09/15/2043	945,031

Principal Amount $	Security Description	Rate	Maturity	Value $
	Zephyrus Capital Aviation Partners
780,026	Series 2018-1-A	4.61%(a)	10/15/2038	740,902
	Total Asset Backed Obligations (Cost $59,099,623)			50,877,712

BANK LOANS - 9.4%
	1011778 BC ULC
199,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	09/23/2030	197,826
	AAdvantage Loyalty IP Ltd.
168,750	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.29%	04/20/2028	173,742
	ABG Intermediate Holdings 2 LLC
300,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	12/21/2028	300,657
	Access CIG LLC
319,622	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.25%	08/18/2028	321,391
	Acrisure LLC
2,168,228	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	11/06/2030	2,151,294
	Acuris Finance US, Inc.
257,756	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.48%	02/16/2028	257,111
	ADMI Corp.
182,646	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.71%	12/23/2027	179,156
272,938	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	10.60%	12/23/2027	273,704
	AI Aqua Merger Sub, Inc.
872,608	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.70%	07/31/2028	872,564
	Air Canada
174,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.25%	03/21/2031	174,778
	AlixPartners LLP
380,764	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	02/04/2028	381,621
	Alliant Holdings Intermediate LLC
411,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%)	7.96%	09/19/2031	410,046
	Allied Universal Holdco LLC
2,152,841	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.70%	05/15/2028	2,134,273
	Allspring Buyer LLC
613,661	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.14%	11/01/2028	612,511
	Alpha Generation LLC
410,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	7.85%	09/30/2031	410,586
	Alterra Mountain Co.
336,121	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/17/2028	337,310
158,814	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/31/2030	159,542

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	101

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Altice France SA
391,592	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.80%	08/31/2028	294,673
	Amentum Holdings, Inc.
470,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.11%	09/29/2031	469,119
	Apple Bidco LLC
121,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.71%	09/25/2028	121,525
	Applied Systems, Inc.
194,513	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	02/24/2031	194,890
125,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	02/23/2032	129,007
	Apro LLC
355,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/09/2031	356,665
	APX Group, Inc.
563,004	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.03%	07/10/2028	563,752
183	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	9.75%	07/10/2028	184
	Ardonagh Group Finco Pty Ltd.
12,444	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%)	8.35%	02/18/2031	12,489
59,345	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	59,558
141,637	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%)	8.53%	02/18/2031	142,146
	Arsenal AIC Parent LLC
54,863	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	08/19/2030	54,890
	Artera Services LLC
205,134	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	02/10/2031	200,485
	Ascend Learning LLC
492,816	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	491,138
508,802	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	12/11/2028	507,069
143,216	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	10.70%	12/10/2029	139,009
	Asplundh Tree Expert LLC
503,233	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	05/23/2031	504,282
	AssuredPartners, Inc.
1,452,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	02/14/2031	1,453,104
	Asurion LLC
261,043	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	07/30/2027	257,817
50,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	02/03/2028	47,080
272,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	08/21/2028	269,168

Principal Amount $	Security Description	Rate	Maturity	Value $
165,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.21%	01/22/2029	153,102
143,162	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.10%	09/19/2030	140,858
	AthenaHealth Group, Inc.
2,130,070	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.50%	02/15/2029	2,120,314
	Aveanna Healthcare LLC
276,037	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.91%	07/17/2028	270,274
118,610	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.21%	12/10/2029	112,272
	Aventiv Technologies LLC
4,664	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.37%	07/31/2025	4,752
	Bally’s Corp.
346,862	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.79%	10/02/2028	331,145
	Bausch + Lomb Corp.
1,946,903	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.27%	05/10/2027	1,942,308
183,150	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	09/29/2028	183,265
	BCP Renaissance Parent LLC
268,331	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	7.85%	10/31/2028	268,666
	BCPE Empire Holdings, Inc.
992,764	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	12/26/2028	994,318
	BCPE Pequod Buyer, Inc.
100,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.42%	09/19/2031	99,677
	Boost Newco Borrower LLC
430,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.10%	01/31/2031	430,716
	Boxer Parent Co., Inc.
950,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.01%	07/30/2031	949,245
235,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.75%, 0.00% Floor)	11.01%	07/30/2032	231,671
	Brand Industrial Services, Inc.
352,179	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.75%	08/01/2030	343,211
	Brazos Delaware II LLC
44,775	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.25%	02/11/2030	44,883
	BroadStreet Partners, Inc.
230,743	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	230,089
23,619	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	06/16/2031	23,552
	Brown Group Holding LLC
343,739	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	343,476
123,973	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	07/01/2031	123,878

102	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Caesars Entertainment, Inc.
94,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	02/06/2030	94,684
363,175	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	02/06/2031	363,714
	Camelot US Acquisition LLC
84,228	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	84,207
361,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	361,247
7,159	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/31/2031	7,158
	Carnival Corp.
42,747	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	08/09/2027	42,921
434,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.00%	10/18/2028	436,083
	Castle US Holding Corp.
130,997	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.07%	01/29/2027	87,908
	Castlelake Aviation One DAC
385,674	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.45%	10/22/2026	386,977
	Catalent Pharma Solutions, Inc.
858,358	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.03%	02/22/2028	858,762
	Cengage Learning, Inc.
213,925	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.54%	03/24/2031	214,647
	Central Parent LLC
2,163,238	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	07/06/2029	2,143,411
	Chariot Buyer LLC
306,637	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.20%	11/03/2028	305,372
	Charter Next Generation, Inc.
208,558	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	12/01/2027	208,840
	CHG Healthcare Services, Inc.
269,322	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	09/29/2028	270,050
1,698,975	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	09/29/2028	1,701,192
	CHG PPC Parent LLC
704,732	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.71%	12/08/2028	703,855
	Clarios Global LP
513,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	05/06/2030	514,571
	Cloud Software Group, Inc.
1,038	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	1,034
412,925	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	03/29/2029	411,719

Principal Amount $	Security Description	Rate	Maturity	Value $
	ClubCorp Holdings, Inc.
311,548	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	312,411
12,706	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	9.87%	09/18/2026	12,741
	Clydesdale Acquisition Holdings, Inc.
313,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.18%, 0.50% Floor)	8.02%	04/13/2029	312,518
	CMG Media Corp.
123,842	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.20%	12/17/2026	109,670
	CNT Holdings I Corp.
339,881	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.75%	11/08/2027	341,059
	Coherent Corp.
65,483	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.35%	07/02/2029	65,585
	Columbus McKinnon Corp./NY
18,303	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.10%	05/15/2028	18,349
	CommScope LLC
218,192	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.21%	04/06/2026	211,873
	Compass Power Generation LLC
523,227	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	04/16/2029	527,243
	Connect Finco SARL
76,927	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	12/11/2026	76,721
	Conservice Midco LLC
258,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/13/2027	259,366
	Constant Contact, Inc.
385,745	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.57%	02/10/2028	374,012
	CoreLogic, Inc.
148,410	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	06/02/2028	147,311
	Cornerstone Building Brands, Inc.
147,704	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	04/12/2028	144,915
50,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.60%	05/15/2031	49,516
	Cornerstone OnDemand, Inc.
277,349	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.11%	10/16/2028	260,534
	Cotiviti, Inc.
432,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.45%	04/30/2031	433,096
	CPI Holdco B LLC
135,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/19/2031	134,530
	CPPIB OVM Member US LLC
180,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	08/20/2031	180,300

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	103

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	CQP Holdco LP
358,202	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.58%	12/31/2030	358,286
	Crosby US Acquisition Corp.
50,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	08/16/2029	50,156
119,102	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.25%	08/16/2029	119,474
	Cross Financial Corp.
188,085	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	09/15/2027	188,321
	CSC Holdings LLC
316,684	Senior Secured First Lien Term Loan (Synthetic LIBOR(6M) + 2.50%, 0.00% Floor)	7.17%(f)	04/15/2027	290,672
	Curium Bidco Sarl
185,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.51%	07/31/2029	185,847
128,573	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	129,161
85,334	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	85,724
37,916	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	8.60%	07/31/2029	38,090
	Cyborg Oldco DC Holdings, Inc.
123,869	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%(g)	05/01/2026	681
	Dcert Buyer, Inc.
219,926	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.25%	10/16/2026	213,947
95,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.25%	02/16/2029	82,515
	Deerfield Dakota Holding LLC
922,740	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	8.35%	04/09/2027	905,263
	Delta 2 Lux Sarl
53,333	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	53,428
26,667	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.20%	09/19/2031	26,714
	Dexko Global, Inc.
186,620	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.62%	10/04/2028	180,838
	DG Investment Intermediate Holdings 2, Inc.
381,651	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	03/31/2028	381,294
45,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	11.71%	03/29/2029	42,441
	Directv Financing LLC
159,862	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	9.96%	08/02/2027	160,155
	Dun & Bradstreet Corp.
237,146	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.61%	01/18/2029	237,212
	Dynamo US Bidco, Inc.
140,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.10%	09/25/2031	140,525

Principal Amount $	Security Description	Rate	Maturity	Value $
	Dynasty Acquisition Co., Inc.
407,749	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	408,525
	EAB Global, Inc.
432,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	08/16/2028	431,797
	Ecovyst Catalyst Technologies LLC
656,328	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	06/12/2031	653,201
253,155	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	06/12/2031	251,949
	Edelman Financial Engines Center LLC
731,576	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	04/07/2028	731,049
190,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	10/06/2028	189,921
	Edgewater Generation LLC
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.10%	08/01/2030	237,350
	EG America LLC
278,290	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.72%	02/07/2028	278,523
	Eisner Advisory Group LLC
362,591	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.85%	02/28/2031	364,277
	Element Materials Technology Group US Holdings, Inc.
391,238	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	8.35%	06/25/2029	392,707
	Ellucian Holdings, Inc.
515,337	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.45%	10/29/2029	517,229
	Emrld Borrower LP
240,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.56%	08/04/2031	239,807
	Energizer Holdings, Inc.
129,558	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.92%	12/22/2027	129,881
	Everi Holdings, Inc.
130,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	08/03/2028	131,119
	Fertitta Entertainment LLC/NV
1,704,961	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.85%	01/29/2029	1,702,182
	FinThrive Software Intermediate Holdings, Inc.
163,579	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	12/18/2028	114,267
	First Advantage Holdings LLC
187,311	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.71%	01/29/2027	186,803
1,165,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.35%	09/19/2031	1,161,359
	Fleetcor Technologies (Corpay) T/L B-5
750,000	Senior Secured Term Loan	6.60%(h)	04/28/2028	750,060

104	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Flutter Financing BV
124,063	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.50% Floor)	6.60%	11/29/2030	124,350
	Focus Financial Partners LLC
997,831	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.33%	09/17/2031	995,994
107,170	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.41%	09/17/2031	106,972
	Foresight Energy LLC
105,062	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	12.70%(d)	06/30/2027	105,062
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 0.50% Floor)	8.49%	07/01/2030	15,341
	Freeport LNG Investments LLLP
277,735	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	9.04%	12/21/2028	275,617
	Frontier Communications Holdings LLC
405,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.76%	07/01/2031	408,544
	Gainwell Acquisition Corp.
762,046	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	8.70%	10/01/2027	727,278
	Garda World Security Corp.
464,256	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.60%	02/01/2029	464,779
	GBT US III LLC
170,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.28%	07/28/2031	169,858
	GIP II Blue Holding LP
119,476	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.00%	09/29/2028	120,073
	GIP Pilot Acquisition Partners LP
154,223	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	10/04/2030	154,736
	Gogo Intermediate Holdings LLC
506,197	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.11%	04/28/2028	478,566
	Graham Packaging Co., Inc.
518,273	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	08/04/2027	518,358
	Grant Thornton LLP/Chicago
280,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	05/30/2031	280,721
	Great Outdoors Group LLC
495,409	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.71%	03/06/2028	495,976
	Greystone Select Financial LLC
66,985	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.54%	06/19/2028	66,817
	Grifols Worldwide Operations USA, Inc.
226,167	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.40%	11/15/2027	220,230

Principal Amount $	Security Description	Rate	Maturity	Value $
	GTCR Everest Borrower LLC
175,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	7.60%	09/05/2031	173,168
	Hamilton Projects Acquiror LLC
94,763	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.60%	05/30/2031	95,568
	Harbor Freight Tools USA, Inc.
30,561	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.24%	06/11/2031	30,135
229,439	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	06/11/2031	226,237
	Helios Software Holdings, Inc.
329,990	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	07/15/2030	329,165
	Hexion Holdings Corp.
520,707	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.77%	03/15/2029	517,593
	H-Food Holdings LLC
108,509	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.01%	05/30/2025	82,015
	Hightower Holding LLC
623,438	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	04/21/2028	624,510
	Hilton Grand Vacations Borrower LLC
228,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.50%	01/17/2031	227,563
	HomeServe USA Corp.
184,075	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.21%	10/21/2030	183,960
	Hunter Douglas, Inc.
317,487	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	315,701
116,985	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.57%	02/26/2029	116,327
	INEOS US Finance LLC
742,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	02/19/2030	743,093
109,725	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.60%	02/07/2031	109,986
	INEOS US Petrochem LLC
477,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.20%	03/29/2029	478,348
	ION Trading Finance Ltd.
136,877	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.02%	04/03/2028	137,100
	Iron Mountain Information Management LLC
436,700	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	01/31/2031	434,789
	Ivanti Software, Inc.
114,753	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.83%	12/01/2027	97,819
	Kenan Advantage Group, Inc.
308,452	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/25/2029	307,938

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	105

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Klockner Pentaplast of America, Inc.
223,182	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.72%	02/09/2026	210,783
	Kronos Acquisition Holdings, Inc.
155,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.31%	07/08/2031	145,700
	LBM Acquisition LLC
1,052,402	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.97%	06/06/2031	1,033,711
	LC Ahab US Bidco LLC
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	05/01/2031	326,830
	Level 3 Financing, Inc.
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/16/2029	69,671
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	11.41%	04/15/2030	69,498
	LifePoint Health, Inc.
522,378	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.05%	11/16/2028	522,770
69,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.96%	05/14/2031	69,919
	Light & Wonder International, Inc.
230,896	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.33%	04/16/2029	231,123
	Lightning Power LLC
345,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.35%	08/18/2031	346,102
	Lummus Technology Holdings V LLC
305,276	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.46%	12/31/2029	306,530
	Madison IAQ LLC
557,220	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.75%, 0.50% Floor)	7.89%	06/21/2028	557,435
	Madison Safety & Flow LLC
205,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.10%	09/26/2031	205,193
	Mavis Tire Express Services Topco Corp.
322,567	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.35%	05/04/2028	322,786
	McAfee Corp.
508,265	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.45%	03/01/2029	507,114
	Medline Borrower LP
140,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.10%	10/23/2028	139,987
441,798	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	10/23/2028	442,476
	Michaels Cos., Inc.
132,863	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.12%	04/17/2028	105,427
	Mister Car Wash Holdings, Inc.
84,788	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	03/27/2031	84,977

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mitchell International, Inc.
972,675	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	06/17/2031	959,588
215,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.10%	06/17/2032	211,686
	MIWD Holdco II LLC
89,775	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	03/28/2031	90,043
	Modena Buyer LLC
215,569	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.10%	07/01/2031	206,880
	Monogram Food Solutions LLC
320,702	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	8.96%	08/28/2028	317,495
	Motion Finco Sarl
412,578	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.10%	11/30/2029	397,571
	Natgasoline LLC
303,344	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.00% Floor)	9.02%	11/14/2025	301,827
	NEP Group, Inc.
359,172	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25% + 1.50% PIK, 0.00% Floor)	8.12%	08/19/2026	345,479
39,415	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.12%	08/19/2026	37,912
	Newfold Digital Holdings Group, Inc.
273,185	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.81%	02/10/2028	242,231
	Nouryon USA LLC
287,460	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	288,269
74,618	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.63%	04/03/2028	74,828
	NRG Energy, Inc.
228,850	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.26%	04/16/2031	229,508
	Nvent Thermal LLC
435,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.70%	09/12/2031	435,091
	Olympus Water US Holding Corp.
603,488	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.10%	06/23/2031	604,242
	OneDigital Borrower LLC
678,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.10%	07/02/2031	673,779
225,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.50% Floor)	10.10%	07/02/2032	223,313
	Ontario Gaming GTA LP
426,793	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.89%	08/01/2030	426,925
	Organon & Co.
199,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	05/19/2031	199,032

106	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Oryx Midstream Services Permian Basin LLC
372,188	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.23%	10/05/2028	372,755
	Ovg Business Services LLC
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.85%	06/25/2031	323,781
	Pacific Dental Services, Inc.
443,012	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.85%	03/17/2031	443,289
	Packaging Coordinators Midco, Inc.
570,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.10%	11/30/2027	570,490
	Pactiv Evergreen Group Holdings, Inc.
61,773	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	61,831
49,003	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	49,049
241,722	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	09/25/2028	241,948
	Par Petroleum LLC
83,725	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.06%	02/28/2030	83,995
	Penn Entertainment, Inc.
388,107	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.70%	05/03/2029	389,442
	Perrigo Investments LLC
179,299	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.20%	04/20/2029	179,449
	PetSmart LLC
842,118	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	8.70%	02/14/2028	836,177
	Phoenix Newco, Inc.
806,790	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	11/15/2028	807,859
	Playa Resorts Holding BV
324,571	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	01/05/2029	322,880
	PointClickCare Technologies, Inc.
96,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	7.60%	12/29/2027	96,734
	Polar US Borrower T/L B-1
141,674	Senior Secured Term Loan	10.46%(h)	10/15/2028	106,255
	Polaris Newco LLC
407,333	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.51%	06/05/2028	401,077
	Pregis TopCo LLC
514,122	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	8.85%	07/31/2026	515,818
	Pretium PKG Holdings, Inc.
213,154	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	171,766
2,837	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor)	9.92%	10/02/2028	2,286

Principal Amount $	Security Description	Rate	Maturity	Value $
74,054	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	75,558
1,575	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	10.32%	10/02/2028	1,607
65,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.07%	10/01/2029	26,325
	Proofpoint, Inc.
1,711,173	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.85%	08/31/2028	1,712,293
	Quikrete Holdings, Inc.
153,054	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	03/19/2029	153,262
69,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.35%	04/14/2031	69,753
	Radiology Partners, Inc.
395,617	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	388,696
7,129	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50% + 1.50% PIK, 0.00% Floor)	8.88%	01/31/2029	7,004
	Resideo Funding, Inc.
314,213	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.30%	06/13/2031	314,998
	Restaurant Technologies, Inc.
467,059	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	444,122
44,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	42,288
44,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	04/02/2029	42,288
	RH
451,546	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.46%	10/20/2028	435,178
	Sabre GLBL, Inc.
67,152	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	62,926
42,738	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.46%	12/17/2027	40,049
	Scientific Games Holdings LP
260,000	Senior Secured Term Loan (3 mo. Term SOFR + 3.00%)	8.32%	04/04/2029	258,760
	Sedgwick Claims Management Services, Inc.
505,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.25%	07/31/2031	504,636
	Six Flags Entertainment Corp.
139,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/01/2031	139,615
	SkyMiles IP Ltd.
57,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.03%	10/20/2027	58,940
	Sotera Health Holdings LLC
645,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	05/30/2031	643,791

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	107

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Southern Veterinary Partners LLC
577,419	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.75%, 1.00% Floor)	8.00%	10/05/2027	579,224
	Spin Holdco, Inc.
152,097	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.26%	03/06/2028	133,814
	SS&C Technologies, Inc.
300,076	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	05/09/2031	300,408
	Standard Aero Ltd.
157,176	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.35%	08/24/2028	157,476
	Staples, Inc.
180,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%)	10.69%	09/10/2029	163,993
	Starwood Property Mortgage LLC
98,728	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.20%	07/27/2026	99,098
	Station Casinos LLC
144,275	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.10%	03/14/2031	143,876
	StubHub Holdco Sub LLC
353,771	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	9.60%	03/15/2030	354,064
	SWF Holdings I Corp.
208,363	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	10/06/2028	173,289
	Tamko Building Products LLC
415,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.17%	09/20/2030	417,359
	Team Health Holdings, Inc.
108,441	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.50%	03/02/2027	104,018
	Tecta America Corp.
194,362	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	8.96%	04/10/2028	195,515
	Telesat LLC
70,676	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.81%	12/07/2026	35,029
	Thunder Generation T/L
490,000	Senior Secured Term Loan	7.96%(h)	09/27/2031	490,000
	Tiger Acquisition LLC
212,149	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.20%	06/01/2028	211,406
	Titan Acquisition Ltd./Canada
463,838	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.33%	02/15/2029	462,163
	TK Elevator US Newco, Inc.
394,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	395,232
226,324	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.50%, 0.50% Floor)	8.59%	04/30/2030	227,031
	Trans Union LLC
179,550	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	06/24/2031	179,397

Principal Amount $	Security Description	Rate	Maturity	Value $
	TransDigm, Inc.
656,274	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.10%	02/28/2031	654,456
445,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%)	7.32%	01/19/2032	443,747
	Travelport Finance Luxembourg Sarl
153,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	133,293
47,016	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.00%, 1.00% Floor)	11.60%	09/29/2028	40,869
	Traverse Midstream Partners LLC
86,168	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.75%	02/16/2028	86,492
	TricorBraun Holdings, Inc.
338,579	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.21%	03/03/2028	332,550
	Trident TPI Holdings, Inc.
498,047	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	8.60%	09/18/2028	499,411
	Triton Water Holdings, Inc.
1,893,780	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.85%	03/31/2028	1,892,644
	UFC Holdings LLC
376,773	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.75% Floor)	8.29%	04/29/2026	377,548
	UKG, Inc.
827,925	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.55%	02/10/2031	828,960
	Ultra Clean Holdings, Inc.
231,012	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.75%	02/25/2028	232,264
	United Airlines, Inc.
433,913	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.03%	02/24/2031	435,269
	United Natural Foods, Inc.
189,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.00%	05/01/2031	190,473
	United Talent Agency LLC
139,300	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	8.87%	07/07/2028	139,822
	Univision Communications, Inc.
311,131	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	8.85%	06/25/2029	307,438
	Upbound Group, Inc.
129,430	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.00%	02/17/2028	129,363
	Vantage Specialty Chemicals, Inc.
213,856	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	9.87%	10/26/2026	212,252
	Vestis Corp.
120,531	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.37%	02/24/2031	119,985
	Viad Corp.
151,349	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.10%	07/31/2028	151,538

108	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Victra Holdings LLC
34,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	9.85%	03/29/2029	34,908
	Virgin Media Bristol LLC
500,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.66%	03/31/2031	478,195
	Vistra Operations Co. LLC
94,288	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	6.85%	12/20/2030	94,401
	Vizient, Inc.
335,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	6.85%	08/01/2031	336,005
	Vortex Opco LLC
101,700	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.12%	12/15/2028	73,479
	VT Topco, Inc.
104,214	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.35%	08/12/2030	104,659
	Wand NewCo 3, Inc.
67,890	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	7.85%	01/30/2031	67,890
116,648	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	01/30/2031	116,648
	WaterBridge Midstream Operating LLC
125,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	9.39%	06/27/2029	121,027
	WaterBridge NDB Operating LLC
175,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.60%	05/10/2029	174,919
	Wec US Holdings Ltd.
465,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	7.60%	01/27/2031	465,423
	WestJet Loyalty LP
920,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	8.35%	02/14/2031	912,129
	Whatabrands LLC
1,008,363	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	7.60%	08/03/2028	1,008,025
	White Cap Supply Holdings LLC
260,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.10%	10/31/2029	258,424
	WhiteWater DBR HoldCo LLC
170,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	7.35%	03/03/2031	169,974
	Wyndham Hotels & Resorts, Inc.
533,663	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	6.60%	05/28/2030	534,079
	Zayo Group Holdings, Inc.
266,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	7.96%	03/09/2027	243,774
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.71%	04/28/2028	229,794
	Total Bank Loans (Cost $102,999,211)			102,648,193

Principal Amount $	Security Description	Rate	Maturity	Value $
COLLATERALIZED LOAN OBLIGATIONS - 17.4%
	Aimco CDO
2,000,000	Series 2021-15A-D (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.45%(a)	10/17/2034	2,003,784
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.48%(a)	04/18/2037	1,010,465
	Babson CLO Ltd./Cayman Islands
1,737,500	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	11.99%(a)	10/20/2030	1,722,226
	Bain Capital Credit CLO
1,250,000	Series 2021-7A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.79%(a)	01/22/2035	1,255,688
	Blackstone, Inc.
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.06%(a)	04/15/2031	1,506,097
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.44%(a)	10/22/2030	3,779,613
500,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.14%(a)	04/20/2031	492,180
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.48%(a)	11/15/2030	989,704
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.54%(a)	10/20/2030	988,440
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.13%(a)	07/20/2037	2,501,682
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.56%(a)	07/15/2030	1,000,331
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.27%(a)	01/30/2031	1,970,539
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	8.49%(a)	04/15/2035	1,001,543
	Canyon CLO
3,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.41%, 3.15% Floor)	8.71%(a)	10/15/2034	3,010,822
1,000,000	Series 2021-4A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	7.26%(a)	10/15/2034	1,003,852
2,500,000	Series 2021-4A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.61%(a)	10/15/2034	2,506,696
1,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	11.86%(a)	10/15/2034	1,003,473
	Captree Park CLO Ltd.
1,100,000	Series 2024-1A-D (3 mo. Term SOFR + 3.25%, 3.25% Floor)	8.58%(a)	07/20/2037	1,112,837
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.75%(a)	01/25/2035	502,167
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%(a)	04/25/2037	1,018,124
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	8.53%(a)	07/20/2037	505,888
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	8.16%(a)	01/20/2035	3,517,752
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	8.96%(a)	01/20/2035	3,523,725

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	109

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	9.38%(a)	01/25/2035	492,910
	Chenango Park CLO
1,500,000	Series 2018-1A-C (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.56%(a)	04/15/2030	1,510,464
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-CR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.60%(a)	10/16/2034	1,004,383
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	8.82%(a)	07/15/2037	4,072,512
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	8.06%(a)	01/15/2031	3,004,426
1,000,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.81%(a)	07/15/2030	1,009,492
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.91%(a)	07/15/2035	1,004,842
900,000	Series 2020-77A-DR (3 mo. Term SOFR + 3.26%, 3.26% Floor)	8.39%(a)	05/20/2034	902,829
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.48%(a)	07/20/2037	1,016,219
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	8.38%(a)	07/20/2037	1,010,679
	Halcyon Loan Advisors Funding Ltd.
302,592	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	10.53%(a)	04/28/2025	62,062
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.34%(a)	07/21/2031	502,881
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.44%(a)	10/20/2029	2,014,781
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.51%(a)	10/15/2030	3,924,586
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	8.04%(a)	01/20/2031	4,955,353
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.50%(a)	07/16/2031	1,492,452
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	8.29%(a)	07/20/2031	3,174,829
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	8.29%(a)	07/21/2037	502,060
	Madison Park Funding Ltd.
4,500,000	Series 2015-18A-BR (3 mo. Term SOFR + 1.86%, 0.00% Floor)	7.14%(a)	10/21/2030	4,509,760
	Magnetite CLO Ltd.
3,500,000	Series 2018-20A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.04%(a)	04/20/2031	3,516,624
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.60%(a)	01/25/2035	1,755,984

Principal Amount $	Security Description	Rate	Maturity	Value $
	Marble Point CLO
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.05%(a)	10/17/2034	3,530,238
	Myers Park CLO
1,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.59%(a)	10/20/2030	1,007,858
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-21A-DR2 (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.84%(a)	04/20/2034	1,005,920
4,000,000	Series 2017-16SA-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.46%(a)	04/15/2034	4,010,408
1,000,000	Series 2017-26A-D (3 mo. Term SOFR + 2.91%, 2.65% Floor)	8.19%(a)	10/18/2030	1,000,050
1,000,000	Series 2020-38A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.54%(a)	10/20/2035	1,002,857
	Octagon Investment Partners Ltd.
4,500,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.46%(a)	07/15/2029	4,616,159
500,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.13%(a)	02/14/2031	502,328
1,250,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.74%(a)	03/17/2030	1,191,409
4,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.14%(a)	01/20/2031	4,008,127
3,000,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.40%(a)	07/25/2030	3,013,161
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	12.54%(a)	01/20/2035	469,805
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.86%(a)	07/15/2036	983,018
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.96%(a)	07/15/2034	503,148
	RR Ltd./Cayman Islands
4,000,000	Series 2018-4A-C (3 mo. Term SOFR + 3.21%, 0.26% Floor)	8.51%(a)	04/15/2030	4,028,988
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	10.04%(a)	07/20/2032	1,930,084
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.04%(a)	01/21/2031	491,131
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.86%(a)	07/15/2034	5,960,860
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.05%(a)	10/25/2034	981,453
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.89%(a)	07/20/2034	994,188
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.90%(a)	10/25/2034	4,971,311
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.70%(a)	10/25/2034	7,503,062
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.95%(a)	10/25/2034	3,311,257
	Steele Creek CLO Ltd.
5,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	7.41%(a)	07/15/2032	5,010,078

110	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Stewart Park CLO
3,500,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.16%(a)	01/15/2030	3,516,318
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	6.30%(a)	10/15/2037	4,000,000
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.61%(a)	10/15/2031	1,493,221
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	7.05%(a)	01/16/2031	1,506,003
	Trimaran CAVU LLC
6,000,000	Series 2019-1A-B (3 mo. Term SOFR + 2.46%, 2.20% Floor)	7.74%(a)	07/20/2032	6,041,140
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.44%(a)	04/20/2031	503,000
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	7.39%(a)	10/20/2031	503,036
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	0.00%(a)	10/20/2037	2,000,000
	Voya CLO Ltd.
1,500,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.69%(a)	04/20/2034	1,507,193
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	9.09%(a)	07/20/2032	1,971,930
750,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.06%(a)	01/15/2035	747,012
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	12.29%(a)	10/18/2030	1,946,553
2,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.54%(a)	07/18/2031	1,978,388
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.46%(a)	01/15/2031	3,995,980
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.31%(a)	01/15/2031	1,590,703
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.94%(a)	10/22/2031	1,489,079
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	9.26%(a)	04/18/2036	1,984,356
1,750,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	12.60%(a)	04/18/2036	1,646,210
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.46%(a)	07/15/2030	1,499,238
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.89%(a)	07/20/2033	494,252
7,500,000	Series 2021-4A-A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.71%(a)	01/20/2035	7,501,619
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.74%(a)	01/20/2035	992,574
	Total Collateralized Loan Obligations (Cost $190,630,849)			190,302,459

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 5.0%
44,000	1375209 BC Ltd.	9.00%(a)	01/30/2028	43,649
1,039,273	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	1,044,043
349,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	315,262
1,100,800	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	976,575
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	191,600
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	193,305
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	567,690
200,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	170,393
700,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	679,441
500,000	Adaro Indonesia PT	4.25%	10/31/2024	498,878
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%(a)	06/30/2034	209,626
200,000	Agrosuper SA	4.60%	01/20/2032	184,383
383,332	AI Candelaria Spain SA	7.50%	12/15/2028	380,405
500,000	AI Candelaria Spain SA	5.75%	06/15/2033	409,573
500,000	AI Candelaria Spain SA	5.75%(a)	06/15/2033	409,573
200,000	Altice Financing SA	5.00%(a)	01/15/2028	169,357
200,000	Altice France Holding SA	6.00%(a)	02/15/2028	62,482
255,000	Altice France SA	5.50%(a)	10/15/2029	178,892
200,000	ARD Finance SA 7.25% PIK	6.50%(a)	06/30/2027	45,288
215,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	222,434
210,916	Avation Capital SA 9.00% PIK	8.25%(a)	10/31/2026	196,876
300,000	Banco Continental SAECA	2.75%	12/10/2025	290,943
600,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(i)	04/22/2031	514,976
200,000	Banco de Bogota SA	6.25%	05/12/2026	201,188
600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	586,509
650,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	616,883
400,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%(a)(i)	05/02/2029	429,902
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	290,540
300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	296,064
1,200,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	1,181,255
600,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(i)	01/10/2028	604,879
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(i)	06/27/2029	201,803
800,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	792,382
500,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	537,138
900,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	856,719
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	194,763
96,000	Bombardier, Inc.	7.88%(a)	04/15/2027	96,329
165,000	Bombardier, Inc.	8.75%(a)	11/15/2030	181,389
45,000	Bombardier, Inc.	7.00%(a)	06/01/2032	47,123
200,000	Braskem Idesa SAPI	6.99%	02/20/2032	157,776
1,000,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	1,001,716

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	111

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	426,634
600,000	Canacol Energy Ltd.	5.75%	11/24/2028	317,872
900,000	CAP SA	3.90%	04/27/2031	740,250
600,000	CAP SA	3.90%(a)	04/27/2031	493,500
700,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(i)	06/08/2026	689,940
500,000	Cencosud SA	4.38%	07/17/2027	495,284
1,250,442	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	1,031,614
600,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	592,509
546,700	Cometa Energia SAB de CV	6.38%	04/24/2035	555,254
800,000	Cosan Overseas Ltd.	8.25%(i)	11/05/2024	821,248
700,000	Credicorp Ltd.	2.75%	06/17/2025	687,119
600,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%(g)(i)	11/29/2027	1,800
600,000	CSN Resources SA	5.88%	04/08/2032	511,682
200,000	CT Trust	5.13%	02/03/2032	183,498
600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	576,971
180,977	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	23,182
2,797	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	2,764
340,696	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	4,731
477,950	Empresa Electrica Angamos SA	4.88%	05/25/2029	432,926
547,440	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	534,422
400,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	354,221
600,000	Energuate Trust	5.88%	05/03/2027	591,573
183,744	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	183,400
343,720	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	344,579
400,000	Freeport Indonesia PT	4.76%	04/14/2027	403,301
400,000	Freeport Indonesia PT	5.32%	04/14/2032	406,942
400,000	Frigorifico Concepcion SA	7.70%	07/21/2028	279,724
230,000	Garda World Security Corp.	4.63%(a)	02/15/2027	226,030
180,000	Garda World Security Corp.	6.00%(a)	06/01/2029	172,911
220,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	229,412
475,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	482,602
117,680	GNL Quintero SA	4.63%	07/31/2029	117,181
200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	209,997
300,000	Gran Tierra Energy, Inc.	9.50%(a)	10/15/2029	284,983
250,000	Grifols SA	4.75%(a)	10/15/2028	234,390
828,150	Guara Norte Sarl	5.20%	06/15/2034	789,418
149,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%	06/01/2028	150,551
320,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%(a)	02/15/2029	334,324
210,000	INEOS Finance PLC	7.50%(a)	04/15/2029	219,689
800,000	InRetail Consumer	3.25%	03/22/2028	750,975
500,000	InRetail Shopping Malls	5.75%	04/03/2028	503,901
100,000	Intelsat Jackson Holdings SA	6.50%(a)	03/15/2030	95,927
600,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	580,243
35,079	Invepar Holdings	0.00%(d)(g)	12/30/2028	—
400,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%(i)	02/27/2025	390,522
684,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	625,179
400,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	389,549
200,000	Kallpa Generacion SA	4.13%	08/16/2027	196,732
110,000	Kronos Acquisition Holdings, Inc.	8.25%(a)	06/30/2031	110,554
1,100,000	KUO SAB De CV	5.75%	07/07/2027	1,081,942
500,000	LD Celulose International GmbH	7.95%(a)	01/26/2032	513,437
500,844	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	469,728

Principal Amount $	Security Description	Rate	Maturity	Value $
800,000	MARB BondCo PLC	3.95%	01/29/2031	709,818
330,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	316,215
200,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	200,211
900,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	914,409
200,000	MEGlobal BV	4.25%	11/03/2026	197,811
600,000	MEGlobal Canada ULC	5.00%	05/18/2025	599,757
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	336,564
600,000	Mexarrend SAPI de CV	10.25%(a)(g)	07/24/2025	30,600
423,388	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	423,143
360,000	Millicom International Cellular SA	6.63%	10/15/2026	360,333
720,000	Millicom International Cellular SA	6.25%	03/25/2029	716,726
400,000	Minerva Luxembourg SA	4.38%	03/18/2031	355,696
400,000	Minerva Luxembourg SA	8.88%	09/13/2033	436,449
200,000	Minsur SA	4.50%	10/28/2031	184,401
421,640	Mong Duong Finance Holdings BV	5.13%	05/07/2029	409,479
400,000	Movida Europe SA	7.85%(a)	04/11/2029	385,411
867,130	MV24 Capital BV	6.75%	06/01/2034	848,518
1,100,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(i)	01/15/2025	1,103,031
200,000	Network i2i Ltd. (5 yr. CMT Rate + 3.39%)	3.98%(i)	03/03/2026	194,998
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	244,396
452,000	Orazul Energy Peru SA	5.63%	04/28/2027	445,118
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	1,165,831
125,000	Parkland Corp.	4.63%(a)	05/01/2030	117,968
400,000	Periama Holdings	5.95%	04/19/2026	399,425
595,661	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	598,598
250,000	Reliance Industries Ltd.	4.13%	01/28/2025	249,247
500,000	Reliance Industries Ltd.	3.67%	11/30/2027	489,309
1,000,000	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	724,851
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%	08/02/2028	368,356
155,000	Seaspan Corp.	5.50%(a)	08/01/2029	147,768
200,000	Simpar Europe SA	5.20%	01/26/2031	166,123
500,000	Southern Copper Corp.	3.88%	04/23/2025	496,529
25,000	Telesat Canada / Telesat LLC	4.88%(a)	06/01/2027	11,570
200,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	205,009
175,336	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	166,654
200,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	197,999
400,000	Unigel Luxembourg SA	8.75%(g)	10/01/2026	100,560
600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	575,208
800,000	UPL Corp. Ltd.	4.63%	06/16/2030	682,600
225,000	Vallourec SACA	7.50%(a)	04/15/2032	238,955
752,000	Vedanta Resources Ltd.	13.88%	12/09/2028	771,704
325,000	VZ Secured Financing BV	5.00%(a)	01/15/2032	299,674
170,000	ZF North America Capital, Inc.	6.88%(a)	04/23/2032	170,706
	Total Foreign Corporate Bonds (Cost $56,323,480)			54,834,847

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.2%
600,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%(i)	04/15/2025	609,777
500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	458,058
200,000	Banco Nacional de Panama	2.50%	08/11/2030	166,227
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	390,455
549,188	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	432,522

112	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $

400,000	Colombia Government International Bond	3.88%	04/25/2027	386,425
2,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,267,342
400,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	398,900
1,500,000	Ecopetrol SA	5.88%	11/02/2051	1,091,357
700,000	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	731,115
400,000	Guatemala Government Bond	4.38%	06/05/2027	391,310
200,000	Guatemala Government Bond	4.88%	02/13/2028	197,520
200,000	Guatemala Government Bond	5.25%	08/10/2029	198,424
700,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	698,749
505,751	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	514,161
1,400,000	Mexico Government International Bond	6.34%	05/04/2053	1,395,422
200,000	OCP SA	4.50%	10/22/2025	198,386
1,300,000	Panama Government International Bond	3.87%	07/23/2060	822,184
200,000	Paraguay Government International Bond	4.70%	03/27/2027	199,900
800,000	Pertamina Persero PT	1.40%	02/09/2026	766,726
600,000	Petroleos del Peru SA	4.75%	06/19/2032	474,701
400,000	Petroleos del Peru SA	5.63%	06/19/2047	274,331
900,000	Petroleos Mexicanos	6.75%	09/21/2047	645,452
700,000	Republic of South Africa Government International Bond	4.30%	10/12/2028	678,987
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $15,018,235)			13,388,431

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 9.6%
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.29%(a)(j)(k)	10/15/2054	699,290
	Arbor Realty Trust, Inc.
15,107,077	Series 2020-MF1-XA	1.06%(a)(j)(k)	05/15/2053	618,253
	Banc of America Re-Remic Trust
1,000,000	Series 2015-200P-D	3.72%(a)(j)	04/14/2033	972,597
	BANK
8,798,506	Series 2017-BNK5-XA	1.07%(j)(k)	06/15/2060	185,103
57,875,420	Series 2018-BN11-XA	0.59%(j)(k)	03/15/2061	863,617
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.06%(a)	11/15/2034	16,717
1,104,000	Series 2024-5C29-C	5.51%	09/15/2057	1,100,810
	BB-UBS Trust
1,081,030	Series 2012-TFT-TE	3.68%(a)(j)	06/05/2030	940,347
	BDS Ltd.
1,371,571	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.48%(a)	12/16/2036	1,365,214
1,600,000	Series 2022-FL11-B (1 mo. Term SOFR + 2.35%, 2.35% Floor)	7.31%(a)	03/19/2039	1,609,467
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	7.44%(a)	09/19/2039	1,655,033
	Benchmark Mortgage Trust
56,200,404	Series 2022-B32-XA	0.56%(a)(j)(k)	01/15/2055	1,037,173
1,627,000	Series 2024-V9-C	6.45%(j)	08/15/2057	1,644,827
	Blackstone Mortgage Trust, Inc.
1,463,530	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.25%(a)	05/15/2038	1,409,565

Principal Amount $	Security Description	Rate	Maturity	Value $
	BLP Commercial Mortgage Trust
750,000	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	7.69%(a)	03/15/2041	741,612
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88%(j)	09/15/2057	1,710,288
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	7.56%(a)	09/15/2038	1,272,808
	BSPRT Co.-Issuer LLC
1,500,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	7.36%(a)	09/15/2035	1,512,575
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.36%(a)	09/15/2035	1,515,161
	BSPRT Issuer LLC
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	7.46%(a)	07/15/2039	785,000
	BX Trust
1,575,000	Series 2019-CALM-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.21%(a)	11/15/2032	1,573,177
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	7.04%(a)	04/15/2034	885,846
1,484,812	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.94%(a)	10/15/2036	1,475,458
1,020,139	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	6.48%(a)	12/15/2038	1,012,157
800,000	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	7.69%(a)	08/15/2039	804,102
	CALI Mortgage Trust
785,000	Series 2024-SUN-C (1 mo. Term SOFR + 2.79%, 2.79% Floor)	7.89%(a)	07/15/2041	788,172
	Carbon Capital VI Commercial Mortgage Trust
1,119,631	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.06%(a)	10/15/2035	580,256
	CFCRE Commercial Mortgage Trust
3,231,388	Series 2016-C4-XA	1.73%(j)(k)	05/10/2058	53,532
	Citigroup Commercial Mortgage Trust
237,114	Series 2014-GC25-XA	0.77%(j)(k)	10/10/2047	4
6,185,866	Series 2016-C1-XA	1.98%(j)(k)	05/10/2049	128,580
2,167,681	Series 2016-P4-XA	2.05%(j)(k)	07/10/2049	49,906
	Citigroup/Deutsche Bank Commercial Mortgage Trust
8,473,626	Series 2017-CD3-XA	1.10%(j)(k)	02/10/2050	154,011
1,603,154	Series 2020-C9-A2	1.90%	08/15/2053	1,530,304
	Commercial Mortgage Pass Through Certificates
10,047,391	Series 2015-CR25-XA	0.93%(j)(k)	08/10/2048	39,005
6,356,847	Series 2015-CR27-XA	1.05%(j)(k)	10/10/2048	34,997
1,227,000	Series 2015-DC1-C	4.42%(j)	02/10/2048	1,008,068
1,428,880	Series 2015-DC1-XA	1.07%(j)(k)	02/10/2048	1,440
8,441,055	Series 2015-LC21-XA	0.75%(j)(k)	07/10/2048	15,277
2,487,889	Series 2016-DC2-XA	1.07%(j)(k)	02/10/2049	19,459
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	7.57%(a)	09/15/2033	1,019,150
	Computershare Corporate Trust
100,000	Series 2015-C27-C	3.89%	02/15/2048	87,884
400,000	Series 2015-C28-C	4.21%(j)	05/15/2048	372,765
8,953,488	Series 2015-C30-XA	1.01%(j)(k)	09/15/2058	39,471
4,739,290	Series 2015-C31-XA	1.10%(j)(k)	11/15/2048	28,843
1,553,061	Series 2015-NXS1-XA	1.12%(j)(k)	05/15/2048	999
6,032,472	Series 2015-NXS2-XA	0.72%(j)(k)	07/15/2058	10,624
1,811,600	Series 2016-C33-XA	1.72%(j)(k)	03/15/2059	28,087
3,484,160	Series 2016-NXS6-XA	1.74%(j)(k)	11/15/2049	67,713
13,017,417	Series 2017-C38-XA	1.06%(j)(k)	07/15/2050	248,791
1,864,187	Series 2017-RC1-XA	1.54%(j)(k)	01/15/2060	49,426
2,267,000	Series 2018-C47-C	5.08%(j)	09/15/2061	2,140,119
1,024,000	Series 2019-JWDR-C	3.14%(a)(j)	09/15/2031	984,897

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	113

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.69%(a)(j)(k)	09/15/2037	3,130
	CSAIL Commercial Mortgage Trust
1,490,784	Series 2015-C1-XA	0.87%(j)(k)	04/15/2050	786
38,753,546	Series 2018-CX12-XA	0.70%(j)(k)	08/15/2051	706,570
31,771,232	Series 2021-C20-XA	1.12%(j)(k)	03/15/2054	1,491,297
18,269,000	Series 2021-C20-XD	1.58%(a)(j)(k)	03/15/2054	1,422,572
	ELP Commercial Mortgage Trust
1,426,340	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	6.53%(a)	11/15/2038	1,421,235
	Fontainebleau Miami Beach Trust
366,900	Series 2019-FBLU-G	4.09%(a)(j)	12/10/2036	361,932
	FS Rialto
1,000,357	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.46%(a)	11/16/2036	1,000,070
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.74%(a)	01/19/2039	1,452,159
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.98%(a)	12/15/2036	959,081
	Great Wolf Trust
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.64%(a)	03/15/2039	1,449,127
	GS Mortgage Securities Corp. II
856,364	Series 2014-GC24-XA	0.61%(j)(k)	09/10/2047	13
6,706,549	Series 2015-GS1-XA	0.90%(j)(k)	11/10/2048	38,235
5,211,653	Series 2016-GS2-XA	1.88%(j)(k)	05/10/2049	91,828
442,000	Series 2018-GS10-WLSD	5.07%(a)(j)	03/10/2033	39,523
553,000	Series 2018-GS10-WLSE	5.07%(a)(j)	03/10/2033	45,093
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	6.94%(a)	07/15/2035	26,397
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	7.49%(a)	07/15/2031	214,200
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	8.19%(a)	07/15/2031	116,025
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	9.32%(a)	07/15/2031	17,672
	GSCG Trust
2,377,000	Series 2019-600C-E	4.12%(a)(j)	09/06/2034	193,000
	HIG RCP LLC
2,150,000	Series 2023-FL1-B (1 mo. Term SOFR + 3.61%, 3.61% Floor)	8.71%(a)	09/19/2038	2,176,875
	JP Morgan Chase Commercial Mortgage Securities
1,376,000	Series 2014-C20-C	4.68%(j)	07/15/2047	1,276,150
4,893,950	Series 2016-JP4-XA	0.71%(j)(k)	12/15/2049	44,458
766,000	Series 2019-UES-C	4.34%(a)	05/05/2032	643,923
784,000	Series 2019-UES-D	4.60%(a)(j)	05/05/2032	666,293
915,000	Series 2019-UES-E	4.60%(a)(j)	05/05/2032	775,132
960,000	Series 2019-UES-F	4.60%(a)(j)	05/05/2032	819,569
1,049,000	Series 2019-UES-G	4.60%(a)(j)	05/05/2032	896,211
	JPMBB Commercial Mortgage Securities Trust
2,214,382	Series 2014-C21-C	4.72%(j)	08/15/2047	2,175,679
100,000	Series 2014-C23-C	4.71%(j)	09/15/2047	96,861
1,115,000	Series 2015-C29-C	4.33%(j)	05/15/2048	977,845
2,879,679	Series 2015-C29-XA	0.67%(j)(k)	05/15/2048	5,924
3,773,077	Series 2015-C31-XA	0.95%(j)(k)	08/15/2048	16,371
470,000	Series 2015-C33-C	4.79%(j)	12/15/2048	421,712
	KREF
1,776,399	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.27%(a)	02/15/2039	1,768,194
1,350,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.85%(a)	02/15/2039	1,311,135
1,700,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.41%(a)	02/17/2039	1,698,790

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71%(a)	07/12/2050	2,307,279
	LFT CRE Ltd.
1,470,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.96%(a)	06/15/2039	1,447,844
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	6.86%(a)	11/15/2038	1,221,406
	LSTAR Commercial Mortgage Trust
2,315,857	Series 2016-4-XA	1.83%(a)(j)(k)	03/10/2049	27,966
11,265,264	Series 2017-5-X	0.99%(a)(j)(k)	03/10/2050	164,263
	Lument Finance Trust, Inc.
1,379,485	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.38%(a)	06/15/2039	1,382,048
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.26%(a)	07/15/2038	662,973
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.88%(a)	10/16/2036	1,458,087
1,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	7.18%(a)	10/16/2036	1,897,264
1,500,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	8.74%(a)	10/19/2038	1,509,749
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.70%(a)	03/19/2039	1,384,722
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.51%(a)	08/18/2041	1,502,303
	MFT Trust
2,538,000	Series 2020-ABC-D	3.59%(a)(j)	02/10/2042	1,231,418
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	Series 2014-C18-C	4.83%(j)	10/15/2047	97,296
274,000	Series 2015-C27-C	4.63%(j)	12/15/2047	261,744
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	8.06%(a)	12/15/2036	39,202
	Natixis Commercial Mortgage Securities Trust
1,919,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2035	853,493
685,000	Series 2020-2PAC-AMZ2	3.62%(a)(j)	01/15/2037	442,947
639,000	Series 2020-2PAC-AMZ3	3.62%(a)(j)	01/15/2037	349,349
	One New York Plaza Trust
1,500,000	Series 2020-1NYP-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.41%(a)	01/15/2036	1,397,719
	PFP III Ltd.
920,000	Series 2021-8-C (1 mo. Term SOFR + 1.91%, 1.80% Floor)	7.01%(a)	08/09/2037	921,857
1,000,000	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.57%(a)	09/17/2039	1,001,746
	Ready Capital Corp.
700,000	Series 2021-FL5-D (1 mo. Term SOFR + 3.11%, 3.00% Floor)	7.97%(a)	04/25/2038	703,074
1,750,000	Series 2021-FL6-D (1 mo. Term SOFR + 2.51%, 2.40% Floor)	7.37%(a)	07/25/2036	1,727,866
1,000,000	Series 2021-FL7-E (1 mo. Term SOFR + 3.51%, 3.40% Floor)	8.37%(a)	11/25/2036	980,143
1,279,147	Series 2022-FL10-A (1 mo. Term SOFR + 2.55%, 2.55% Floor)	7.41%(a)	10/25/2039	1,286,875

114	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $

980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	8.05%(a)	05/25/2038	989,120
	Rialto Real Estate Fund LP
1,480,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	7.35%(a)	01/19/2037	1,485,119
	RLGH Trust
1,650,000	Series 2021-TROT-D (1 mo. Term SOFR + 1.83%, 1.71% Floor)	6.92%(a)	04/15/2036	1,627,323
	Soho Trust
2,874,000	Series 2021-SOHO-B	2.79%(a)(j)	08/10/2038	1,634,729
	Starwood Property Mortgage Trust
1,976,728	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	6.69%(a)	11/15/2038	1,962,686
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.05%(a)	03/15/2038	1,149,273
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.23%(a)	02/15/2039	1,491,555
	UBS Commercial Mortgage Trust
1,097,000	Series 2018-C8-C	4.84%(j)	02/15/2051	972,675
12,556,389	Series 2018-C8-XA	0.96%(j)(k)	02/15/2051	294,526
	VMC Finance LLC
1,321,442	Series 2019-FL3-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)	7.85%(a)	09/15/2036	1,299,922
1,600,000	Series 2022-FL5-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.74%(a)	02/18/2039	1,610,723
	WF-RBS Commercial Mortgage Trust
113,251	Series 2014-C21-XA	0.70%(j)(k)	08/15/2047	1
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $135,074,489)			104,487,329

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 16.0%
	ACE Securities Corp.
2,609,156	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.15%	01/25/2037	1,580,165
1,059,039	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.47%	01/25/2037	641,331
	AMSR Trust
1,000,000	Series 2020-SFR4-E1	2.21%(a)	11/17/2037	967,468
5,122,000	Series 2021-SFR3-G	3.80%(a)	10/17/2038	4,775,954
	APS Resecuritization Trust
7,259,677	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.69%(a)	10/27/2046	6,400,760
	Asset Backed Securities Corp. Home Equity
1,534,767	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.20%	05/25/2037	1,094,857
	Bear Stearns Adjustable Rate Mortgage Trust
853,325	Series 2006-2-2A1	4.45%(j)	07/25/2036	735,281
	Bear Stearns Alt-A Trust
657,803	Series 2006-4-22A1	4.39%(j)	08/25/2036	480,061
	Chase Mortgage Finance Corp.
1,954,389	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	06/25/2037	622,424
	Citimortgage Alternative Loan Trust
542,706	Series 2007-A5-1A10	5.75%	05/25/2037	498,962

Principal Amount $	Security Description	Rate	Maturity	Value $
	Connecticut Avenue Securities Trust
13,200,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 1.90% Floor)	6.98%(a)	07/25/2044	13,247,016
	Countrywide Alternative Loan Trust
217,461	Series 2005-75CB-A3	5.50%	01/25/2036	152,005
525,675	Series 2006-23CB-2A2	6.50%	08/25/2036	174,207
3,245,862	Series 2006-6CB-2A10	6.00%	05/25/2036	1,311,418
1,838,224	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.39%	07/25/2046	1,628,239
282,713	Series 2007-15CB-A7	6.00%	07/25/2037	170,013
471,592	Series 2008-1R-2A3	6.00%	08/25/2037	240,613
	Countrywide Home Loan Mortgage Pass Through Trust
103,825	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.66%	02/20/2036	88,888
248,078	Series 2007-14-A15	6.50%	09/25/2037	146,016
4,858,100	Series 2007-14-A19	6.00%	09/25/2037	2,650,483
303,948	Series 2007-HY1-1A1	4.45%(j)	04/25/2037	281,408
	Credit Suisse First Boston Mortgage Securities Corp.
355,655	Series 2005-10-6A9	5.50%	11/25/2035	120,051
157,085	Series 2005-9-5A9	5.50%	10/25/2035	81,995
	Credit Suisse Mortgage Capital Certificates
392,425	Series 2011-12R-3A5	6.05%(a)(j)	07/27/2036	390,167
7,700,000	Series 2020-RPL6-A2	3.44%(a)(j)	03/25/2059	7,484,461
1,500,000	Series 2021-NQM6-B1	3.29%(a)(j)	07/25/2066	1,097,847
	CSAB Mortgage Backed Trust
262,541	Series 2006-2-A5A	6.58%(e)	09/25/2036	78,794
	DB US Financial Markets Holding Corp.
95,227	Series 2014-RS1-1A2	6.50%(a)(j)	07/27/2037	80,676
	Deutsche ALT-A Securities, Inc.
163,532	Series 2006-AB4-A1A	6.01%(j)	10/25/2036	142,345
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	7.08%(a)	01/25/2044	6,278,991
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24%(a)	08/17/2038	6,083,898
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.23%(a)	02/25/2044	4,331,836
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62%(a)(j)	07/25/2026	7,498,626
	GCAT
500,000	Series 2019-NQM3-B1	3.95%(a)(j)	11/25/2059	435,144
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87%(a)	10/19/2039	5,968,609
	Impac Secured Assets CMN Owner Trust
663,131	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	5.51%	02/25/2037	591,862
	JP Morgan Mortgage Trust
401,308	Series 2005-S3-1A2	5.75%	01/25/2036	180,670
287,536	Series 2007-A2-4A1M	4.53%(j)	04/25/2037	233,047
	Legacy Mortgage Asset Trust
3,453,607	Series 2021-GS1-A2	6.84%(a)(e)	10/25/2066	3,456,465
	Lehman Mortgage Trust
104,857	Series 2006-1-1A3	5.50%	02/25/2036	51,030
	LoanDepot GMSR Master Trust
3,000,000	Series 2018-GT1-A (1 mo. Term SOFR + 3.66%, 2.80% Floor)	8.76%(a)	10/16/2025	2,969,251
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.75%(j)	04/25/2036	34,430
	Merrill Lynch Alternative Note Asset
258,060	Series 2007-F1-2A7	6.00%	03/25/2037	92,976

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	115

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Merrill Lynch Mortgage Investors, Inc.
538,934	Series 2006-AF1-AF2C	6.25%	08/25/2036	218,542
	Morgan Stanley Mortgage Loan Trust
4,421,996	Series 2005-7-3A1	4.64%(j)	11/25/2035	2,549,009
70,429	Series 2005-7-4A1	5.50%	11/25/2035	43,502
277,805	Series 2006-2-7A1	5.47%(j)	02/25/2036	162,938
424,759	Series 2007-8XS-A1	5.75%(j)	04/25/2037	210,137
	Morgan Stanley Resecuritization Trust
6,899,729	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	6.12%(a)	12/26/2046	6,616,391
	New Century Home Equity Loan Trust
989,180	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	5.33%	05/25/2036	987,370
	Novastar Home Equity Loan
9,532,781	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	5.29%	10/25/2036	4,150,753
	PennyMac Mortgage Investment Trust
343,341	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.06%(a)	11/27/2031	344,727
500,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	7.97%(a)	03/25/2026	502,545
	Progress Residential Trust
1,100,000	Series 2021-SFR1-G	3.86%(a)	04/17/2038	1,058,587
7,500,000	Series 2021-SFR2-F	3.40%(a)	04/19/2038	7,284,877
8,100,000	Series 2021-SFR3-F	3.44%(a)	05/17/2026	7,760,103
6,000,000	Series 2024-SFR3-E1	4.00%(a)	06/17/2041	5,569,086
	RALI Trust
249,367	Series 2006-QS12-2A3	6.00%	09/25/2036	197,724
	Residential Asset Securitization Trust
1,488,931	Series 2005-A15-5A2	5.75%	02/25/2036	542,643
344,496	Series 2006-A2-A11	6.00%	01/25/2046	136,265
	RESIDENTIAL MORTGAGE LOAN TRUST
5,750,000	Series 2020-1-B1	3.95%(a)(j)	01/26/2060	5,491,824
	RFMSI Trust
2,455,203	Series 2006-S8-A10	6.00%	09/25/2036	1,955,229
	Soundview Home Equity Loan Trust
4,266,321	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	5.12%	06/25/2037	2,881,559
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66%(a)(j)	09/27/2049	1,044,324
	Structured Adjustable Rate Mortgage Loan Trust
503,644	Series 2005-22-4A1	5.33%(j)	12/25/2035	467,282
	Structured Asset Securities Corp.
6,867,363	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.17%	06/25/2037	4,505,814
4,836,422	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.16%(a)	03/25/2037	3,902,808
	TBW Mortgage Backed Pass Through Certificates
13,364,607	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	5.37%	07/25/2036	1,117,599
13,364,694	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	2.13%(k)(l)	07/25/2036	718,705
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75%(a)	03/17/2038	4,872,772
	Velocity Commercial Capital Loan Trust
1,163,189	Series 2018-2-M2	4.51%(a)(j)	10/26/2048	1,077,928
296,415	Series 2018-2-M3	4.72%(a)(j)	10/26/2048	266,159
1,010,284	Series 2019-1-M5	5.70%(a)(j)	03/25/2049	886,755
1,249,346	Series 2019-2-M4	3.99%(a)(j)	07/25/2049	1,030,008

Principal Amount $	Security Description	Rate	Maturity	Value $
	Verus Securitization Trust
3,100,000	Series 2019-INV3-B1	3.73%(a)(j)	11/25/2059	2,875,511
2,600,000	Series 2021-3-B1	3.20%(a)(j)	06/25/2066	1,953,354
5,000,000	Series 2021-7-B1	4.14%(a)(j)	10/25/2066	4,042,229
3,000,000	Series 2021-R2-B1	3.25%(a)(j)	02/25/2064	2,357,523
4,750,000	Series 2024-6-M1	6.18%(a)(j)	07/25/2069	4,834,097
	WaMu Mortgage Pass Through Certificates
694,733	Series 2007-HY6-2A2	4.16%(j)	06/25/2037	604,209
	Washington Mutual Alternative Mortgage Pass-Through Certificates
455,030	Series 2006-2-4CB	6.00%	03/25/2036	444,974
	Wells Fargo Alternative Loan Trust
221,159	Series 2007-PA5-1A1	6.25%	11/25/2037	196,099
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	5.57%	04/25/2037	3,288,469
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $202,578,868)			174,721,170

US CORPORATE BONDS - 4.1%
215,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	223,791
425,000	Academy Ltd.	6.00%(a)	11/15/2027	426,465
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	72,403
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%(a)	05/01/2028	252,107
90,000	Acushnet Co.	7.38%(a)	10/15/2028	94,963
110,000	AdaptHealth LLC	5.13%(a)	03/01/2030	103,052
450,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	460,098
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	243,350
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	214,365
245,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	247,875
280,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	286,257
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	178,926
60,000	AMC Entertainment Holdings, Inc.	7.50%(a)	02/15/2029	47,296
140,000	Amentum Escrow Corp.	7.25%(a)	08/01/2032	146,237
240,000	American Airlines, Inc.	7.25%(a)	02/15/2028	245,884
205,000	American Airlines, Inc.	8.50%(a)	05/15/2029	217,636
100,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	91,908
185,000	AmWINS Group, Inc.	4.88%(a)	06/30/2029	177,545
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	102,290
40,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	31,936
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	236,025
90,000	Arcosa, Inc.	6.88%(a)	08/15/2032	94,266
60,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	64,460
75,000	Artera Services LLC	8.50%(a)	02/15/2031	74,318
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	124,659
170,000	AssuredPartners, Inc.	5.63%(a)	01/15/2029	163,808
165,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	158,628
50,000	Avient Corp.	6.25%(a)	11/01/2031	51,296
230,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	243,513
75,000	Bausch Health Americas, Inc.	8.50%(a)	01/31/2027	61,492
175,000	Bausch Health Cos., Inc.	4.88%(a)	06/01/2028	137,112
50,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	28,044
15,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	13,712
250,000	BCPE Empire Holdings, Inc.	7.63%(a)	05/01/2027	251,048
180,000	Beacon Roofing Supply, Inc.	6.50%(a)	08/01/2030	186,469

116	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%(a)	07/15/2032	231,053
115,000	Brand Industrial Services, Inc.	10.38%(a)	08/01/2030	123,292
315,000	Buckeye Partners LP	6.88%(a)	07/01/2029	323,007
265,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	275,493
385,000	Caesars Entertainment, Inc.	6.50%(a)	02/15/2032	398,490
210,000	Calpine Corp.	4.50%(a)	02/15/2028	205,186
340,000	Carnival Corp.	5.75%(a)	03/01/2027	344,548
130,000	Carnival Corp.	7.00%(a)	08/15/2029	138,249
95,000	Carvana Co. 9.00% Cash or 12.00% PIK	12.00%(a)	12/01/2028	99,854
95,000	Carvana Co. 11.00% Cash or 13.00% PIK	13.00%(a)	06/01/2030	103,380
40,000	Castle US Holding Corp.	9.50%(a)	02/15/2028	17,400
50,000	Catalent Pharma Solutions, Inc.	3.50%(a)	04/01/2030	49,221
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	226,540
355,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	326,808
200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	176,428
235,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op	5.25%	07/15/2029	231,067
145,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%(a)	06/15/2029	150,942
160,000	Chord Energy Corp.	6.38%(a)	06/01/2026	160,483
140,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	136,041
55,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	49,924
145,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	127,568
125,000	Civitas Resources, Inc.	8.38%(a)	07/01/2028	130,090
140,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	144,411
90,000	Clarivate Science Holdings Corp.	4.88%(a)	07/01/2029	86,651
60,000	Clear Channel Outdoor Holdings, Inc.	9.00%(a)	09/15/2028	63,834
95,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	81,902
305,000	Clearway Energy Operating LLC	4.75%(a)	03/15/2028	299,524
135,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	134,434
90,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	91,662
230,000	Clydesdale Acquisition Holdings, Inc.	6.88%(a)	01/15/2030	235,171
205,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	191,831
185,000	CNX Resources Corp.	6.00%(a)	01/15/2029	186,149
90,000	Coherent Corp.	5.00%(a)	12/15/2029	88,097
65,000	CommScope LLC	4.75%(a)	09/01/2029	54,681
65,000	CommScope Technologies LLC	5.00%(a)	03/15/2027	54,466
195,000	Consolidated Communications, Inc.	5.00%(a)	10/01/2028	179,663
120,000	Cornerstone Building Brands, Inc.	6.13%(a)	01/15/2029	106,296
225,000	Cornerstone Building Brands, Inc.	9.50%(a)	08/15/2029	231,316
285,000	Coty, Inc.	5.00%(a)	04/15/2026	284,018
195,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63%(a)	07/15/2030	202,794
110,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	116,405
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	461,282
230,000	CSC Holdings LLC	6.50%(a)	02/01/2029	190,663
245,000	CSC Holdings LLC	5.75%(a)	01/15/2030	127,035
115,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%(a)	06/15/2028	112,669
100,000	Dana, Inc.	5.38%	11/15/2027	99,382
65,000	Dana, Inc.	4.25%	09/01/2030	58,412
250,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	249,091

Principal Amount $	Security Description	Rate	Maturity	Value $
190,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	186,682
200,000	DISH DBS Corp.	5.75%(a)	12/01/2028	175,119
110,000	DISH DBS Corp.	5.13%	06/01/2029	73,905
140,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	123,373
245,000	Dun & Bradstreet Corp.	5.00%(a)	12/15/2029	244,206
115,000	Embarq Corp.	8.00%	06/01/2036	51,388
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	330,350
225,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.75%(a)	07/15/2031	234,831
85,000	Energizer Holdings, Inc.	6.50%(a)	12/31/2027	86,776
320,000	Everi Holdings, Inc.	5.00%(a)	07/15/2029	318,764
145,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	135,185
120,000	Fortrea Holdings, Inc.	7.50%(a)	07/01/2030	120,938
245,000	Fortress Transportation and Infrastructure Investors LLC	7.88%(a)	12/01/2030	264,183
335,000	Fortress Transportation and Infrastructure Investors LLC	5.88%(a)	04/15/2033	333,800
165,000	Frontier Communications Holdings LLC	5.00%(a)	05/01/2028	163,637
208,218	Frontier Communications Holdings LLC	5.88%	11/01/2029	206,893
115,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	115,254
150,000	Gates Corp./DE	6.88%(a)	07/01/2029	155,566
445,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	458,172
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	202,540
95,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	85,786
80,000	GrafTech Finance, Inc.	4.63%(a)	12/15/2028	53,513
110,000	Gray Television, Inc.	10.50%(a)	07/15/2029	114,999
210,000	Griffon Corp.	5.75%	03/01/2028	207,545
150,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	152,758
230,000	GTCR AP Finance, Inc.	8.00%(a)	05/15/2027	230,153
112,043	Gulfport Energy Corp.	8.00%(a)	05/17/2026	114,004
240,000	Gulfport Energy Corp.	6.75%(a)	09/01/2029	243,107
305,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	321,063
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%(a)	05/01/2028	291,705
140,000	Hess Midstream Operations LP	5.50%(a)	10/15/2030	139,802
130,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50%(a)	06/01/2026	9,915
110,000	Hightower Holding LLC	6.75%(a)	04/15/2029	105,587
195,000	Hilcorp Energy I LP / Hilcorp Finance Co.	6.25%(a)	11/01/2028	194,770
40,000	Hilcorp Energy I LP / Hilcorp Finance Co.	8.38%(a)	11/01/2033	43,155
195,000	HUB International Ltd.	7.25%(a)	06/15/2030	203,327
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	172,630
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	202,394
335,000	Installed Building Products, Inc.	5.75%(a)	02/01/2028	334,137
195,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	203,409
115,000	Iron Mountain, Inc.	4.50%(a)	02/15/2031	109,184
225,000	JELD-WEN, Inc.	4.88%(a)	12/15/2027	220,049
195,000	JELD-WEN, Inc.	7.00%(a)	09/01/2032	197,236
150,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	158,143
320,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	331,419
130,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	123,047
200,000	Leeward Renewable Energy Operations LLC	4.25%(a)	07/01/2029	188,748
215,000	Legacy LifePoint Health LLC	4.38%(a)	02/15/2027	211,027
200,000	Level 3 Financing, Inc.	10.50%(a)	04/15/2029	219,010
115,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	78,775
75,000	Level 3 Financing, Inc.	4.50%(a)	04/01/2030	58,463
150,000	LFS Topco LLC	5.88%(a)	10/15/2026	141,231
280,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	308,173
220,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	227,780
135,000	Lightning Power LLC	7.25%(a)	08/15/2032	142,074
25,000	Lions Gate Capital Holdings LLC	5.50%(a)	04/15/2029	18,350

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	117

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
95,000	Live Nation Entertainment, Inc.	6.50%(a)	05/15/2027	96,959
460,000	M/I Homes, Inc.	4.95%	02/01/2028	452,600
96,000	Macy’s Retail Holdings LLC	5.88%(a)	04/01/2029	94,868
160,000	Madison IAQ LLC	4.13%(a)	06/30/2028	154,533
245,000	Madison IAQ LLC	5.88%(a)	06/30/2029	238,754
180,000	Matador Resources Co.	6.50%(a)	04/15/2032	179,866
210,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	208,237
220,000	Mativ Holdings, Inc.	6.88%(a)	10/01/2026	220,039
170,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	173,727
165,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	158,687
70,000	McAfee Corp.	7.38%(a)	02/15/2030	68,344
120,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	118,685
45,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	46,726
345,000	Medline Borrower LP	5.25%(a)	10/01/2029	338,763
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	139,263
100,000	Michaels Cos., Inc.	5.25%(a)	05/01/2028	73,909
85,000	Michaels Cos., Inc.	7.88%(a)	05/01/2029	49,875
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	153,582
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	228,195
35,000	ModivCare Escrow Issuer, Inc.	5.00%(a)	10/01/2029	21,833
130,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	134,184
55,000	Nabors Industries, Inc.	8.88%(a)	08/15/2031	52,369
230,000	Nationstar Mortgage Holdings, Inc.	6.00%(a)	01/15/2027	230,220
275,000	Nationstar Mortgage Holdings, Inc.	5.75%(a)	11/15/2031	269,689
150,000	Navient Corp.	5.00%	03/15/2027	148,792
255,000	NCL Corp. Ltd.	5.88%(a)	03/15/2026	255,175
155,000	NCL Corp. Ltd.	8.38%(a)	02/01/2028	162,883
500,000	NCL Corp. Ltd.	6.25%(a)	03/01/2030	499,822
85,000	News Corp.	5.13%(a)	02/15/2032	83,585
165,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	169,313
200,000	Olympus Water US Holding Corp.	9.75%(a)	11/15/2028	213,702
60,000	OneMain Finance Corp.	7.13%	03/15/2026	61,300
220,000	OneMain Finance Corp.	6.63%	01/15/2028	224,169
265,000	OneMain Finance Corp.	7.50%	05/15/2031	273,017
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	203,001
125,000	Owens & Minor, Inc.	6.63%(a)	04/01/2030	121,456
170,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%(a)	10/15/2028	162,993
170,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	178,448
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	322,514
80,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	79,029
75,000	Penn Entertainment, Inc.	4.13%(a)	07/01/2029	68,388
110,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	105,037
120,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	128,064
215,000	Performance Food Group, Inc.	6.13%(a)	09/15/2032	219,968
190,000	Permian Resources Operating LLC	7.00%(a)	01/15/2032	197,819
115,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	116,940
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%(a)	02/15/2029	247,035
175,000	Pike Corp.	5.50%(a)	09/01/2028	171,550
100,000	Pike Corp.	8.63%(a)	01/31/2031	107,047
185,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	188,481
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%(a)	09/01/2029	44,930
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%(a)	01/15/2028	95,097

Principal Amount $	Security Description	Rate	Maturity	Value $
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	29,889
49,843	Radiology Partners, Inc. 4.28% Cash + 3.50% PIK	7.78%(a)	01/31/2029	49,531
38,416	Radiology Partners, Inc. 9.78% PIK	9.78%(a)	02/15/2030	36,351
255,000	Royal Caribbean Cruises Ltd.	5.50%(a)	08/31/2026	257,664
95,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	96,306
130,000	Royal Caribbean Cruises Ltd.	6.25%(a)	03/15/2032	134,935
75,000	Sabre GLBL, Inc.	8.63%(a)	06/01/2027	73,828
145,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%(a)	03/01/2030	143,998
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25%(a)	02/15/2031	222,524
50,000	Service Properties Trust	5.50%	12/15/2027	47,646
50,000	Service Properties Trust	8.88%	06/15/2032	47,803
355,000	Sirius XM Radio, Inc.	5.50%(a)	07/01/2029	347,087
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%(a)	11/01/2028	94,224
265,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63%(a)	05/01/2032	274,624
230,000	SM Energy Co.	7.00%(a)	08/01/2032	231,047
205,000	Sonic Automotive, Inc.	4.63%(a)	11/15/2029	192,636
180,000	Sotera Health Holdings LLC	7.38%(a)	06/01/2031	187,157
85,000	Spirit AeroSystems, Inc.	9.75%(a)	11/15/2030	94,881
115,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	119,174
105,000	Staples, Inc.	10.75%(a)	09/01/2029	102,013
35,000	Staples, Inc.	12.75%(a)	01/15/2030	28,789
140,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	146,974
155,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	155,223
330,000	Station Casinos LLC	6.63%(a)	03/15/2032	337,626
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	125,976
205,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	186,083
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%	04/15/2027	115,468
40,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	25,602
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	192,292
80,000	Tenet Healthcare Corp.	6.25%	02/01/2027	80,175
85,000	Tenet Healthcare Corp.	6.13%	10/01/2028	85,746
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	223,870
275,000	Townsquare Media, Inc.	6.88%(a)	02/01/2026	274,645
205,000	TransDigm, Inc.	5.50%	11/15/2027	204,450
215,000	TransDigm, Inc.	6.88%(a)	12/15/2030	225,345
93,000	Transocean Poseidon Ltd.	6.88%(a)	02/01/2027	93,102
70,000	Transocean, Inc.	8.00%(a)	02/01/2027	70,012
200,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	222,275
515,000	Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	514,946
225,000	UKG, Inc.	6.88%(a)	02/01/2031	232,656
225,000	United Airlines, Inc.	4.63%(a)	04/15/2029	217,557
205,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	195,720
95,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50%(a)	02/15/2028	101,480
160,000	Univision Communications, Inc.	4.50%(a)	05/01/2029	143,064
90,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	87,225
335,000	US Foods, Inc.	5.75%(a)	04/15/2033	336,197
435,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	454,847
155,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	161,694
100,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	105,661
90,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	100,064
335,000	Victra Holdings LLC / Victra Finance Corp.	7.75%(a)	02/15/2026	337,956
200,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	210,169
230,000	Viking Cruises Ltd.	5.88%(a)	09/15/2027	230,000
195,000	Viking Cruises Ltd.	9.13%(a)	07/15/2031	213,376
115,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	123,897
135,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	142,121
90,000	Vital Energy, Inc.	7.88%(a)	04/15/2032	87,251
21,945	Vortex Opco LLC	8.00%(a)	04/30/2030	8,997
5,040	Vortex Opco LLC (3 mo. Term SOFR + 6.25%, 0.50% Floor)	10.84%(a)	04/30/2030	5,048
200,000	VT Topco, Inc.	8.50%(a)	08/15/2030	213,588
120,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	126,503

118	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
170,000	WASH Multifamily Acquisition, Inc.	5.75%(a)	04/15/2026	169,231
235,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	245,136
120,000	Wayfair LLC	7.25%(a)	10/31/2029	123,235
240,000	Weatherford International Ltd.	8.63%(a)	04/30/2030	250,259
30,000	Wheel Pros, Inc.	6.50%(a)(g)	05/15/2029	338
150,000	Windstream Escrow LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	152,691
260,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	244,501
380,000	XHR LP	4.88%(a)	06/01/2029	364,556
215,000	XPO, Inc.	7.13%(a)	06/01/2031	225,303
	Total US Corporate Bonds (Cost $44,543,453)			44,503,867

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 10.8%
	Federal Home Loan Mortgage Corp.
4,703,279	Pool RJ1071	6.00%	03/01/2054	4,870,111
4,827,980	Pool SD5141	6.00%	04/01/2054	4,956,027
524,651	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	0.99%(k)(l)	09/15/2041	71,147
2,182,555	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.96%	11/15/2046	2,168,177
12,585,893	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.86%	08/15/2057	12,416,149
1,742,205	Series 4942-FB (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.00% Cap)	5.96%	04/15/2040	1,678,733
10,189,012	Series 4944-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.84%	01/25/2050	10,126,792
1,343,894	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.79%	06/25/2050	1,328,355
10,109,245	Series 5142-QI	3.00%(k)	09/25/2051	1,763,705
7,450,128	Series KF89-AS (30 day avg SOFR US + 0.37%, 0.00% Floor)	5.72%	09/25/2030	7,399,408
	Federal National Mortgage Association
3,640,826	Pool CB7268	6.00%	10/01/2053	3,772,359
3,087,055	Pool CB7996	6.00%	02/01/2054	3,198,284
4,121,034	Pool CB8845	5.50%	07/01/2054	4,234,932
4,718,230	Pool FS6422	6.00%	11/01/2053	4,953,314
2,031,261	Pool FS7738	6.00%	03/01/2054	2,132,471
3,033,856	Pool FS8152	6.00%	06/01/2054	3,131,185
5,780,343	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.74%	02/25/2043	5,707,549
7,579,500	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.66%(k)(l)	03/25/2047	1,164,108
3,660,670	Series 2018-86-MF (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	5.69%	12/25/2048	3,623,688
4,092,064	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	10/25/2049	4,029,252
19,901,085	Series 2019-M7-X	0.44%(j)(k)	04/25/2029	250,660
7,186,145	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(k)(l)	08/25/2050	1,033,380
8,490,409	Series 2021-32-AI	3.00%(k)	05/25/2046	956,928
21,884,297	Series 2021-M8-X	0.33%(j)(k)	11/25/2035	424,260
4,932,407	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	5.83%	07/25/2052	4,644,918

Principal Amount $	Security Description	Rate	Maturity	Value $
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.96%(a)	05/25/2026	635,046
372,621	Series 2017-KF27-B (30 day avg SOFR US + 4.46%, 4.35% Floor)	9.81%(a)	12/25/2026	371,698
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.71%(a)	03/25/2027	690,409
392,798	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	7.61%(a)	02/25/2025	390,294
2,245,307	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	11.46%(a)	10/25/2029	2,161,865
	Government National Mortgage Association
7,331,540	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00%(k)(l)	10/20/2049	119,159
6,297,507	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	1.07%(k)(l)	07/20/2050	998,476
13,761,201	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%(k)(l)	08/20/2050	657,198
27,330,089	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(k)(l)	09/20/2050	621,522
34,325,513	Series 2020-146-IJ	2.50%(k)	10/20/2050	4,961,925
13,644,794	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(k)(l)	12/20/2050	2,245,035
7,574,558	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(k)(l)	01/20/2051	1,205,290
11,401,013	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(k)(l)	11/20/2051	89,631
26,981,633	Series 2021-35-IO	1.03%(j)(k)	12/16/2062	2,041,581
46,863,796	Series 2022-192-IO	0.67%(j)(k)	09/16/2064	2,867,821
24,443,494	Series 2023-15-IO	0.92%(j)(k)	08/16/2064	1,788,262
46,986,325	Series 2024-15-BI	0.74%(j)(k)	10/16/2065	2,972,031
42,534,439	Series 2024-35-IB	0.80%(j)(k)	07/16/2065	2,875,936
	Total US Government and Agency Mortgage Backed Obligations (Cost $120,168,150)			117,729,071

US GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
46,200,000	United States Treasury Note/Bond	0.50%	03/31/2025	45,328,738
32,900,000	United States Treasury Note/Bond	0.25%	08/31/2025	31,788,360
23,080,000	United States Treasury Note/Bond	0.75%	04/30/2026	22,030,581
	Total US Government and Agency Obligations (Cost $98,292,661)			99,147,679

Shares
COMMON STOCKS - 0.0%(m)
9,228	Flame Aggregator - Series R(d)(n)	43,925
917	Flame Aggregator - Series U(d)(n)	4,365
	Total Common Stocks (Cost $20,803)	48,290

WARRANTS - 0.0%(m)
3,500	Avation PLC, Expires 10/31/2026 at GBP 1.15(n)	1,288
	Total Warrants (Cost $–)	1,288

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	119

(Unaudited) September 30, 2024

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 13.4%
22,202,711	First American Government Obligations Fund - U	4.84%(o)		22,202,711
22,202,711	JPMorgan US Government Money Market Fund - IM	4.86%(o)		22,202,711
22,202,711	MSILF Government Portfolio - Institutional	4.83%(o)		22,202,711
$80,000,000	United States Treasury Bill	0.00%	12/24/2024	79,160,809
	Total Short Term Investments (Cost $145,693,093)			145,768,942
	Total Investments - 100.7% (Cost $1,170,442,915)			1,098,459,278
	Other Liabilities in Excess of Assets - (0.7)%			(7,520,371)
	NET ASSETS - 100.0%			$1,090,938,907

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Short Term Investments	13.4%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
Bank Loans	9.4%
US Government and Agency Obligations	9.1%
Foreign Corporate Bonds	5.0%
Asset Backed Obligations	4.7%
US Corporate Bonds	4.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Common Stocks	0.0%(m)
Warrants	0.0%(m)
Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.4%
Non-Agency Residential Collateralized Mortgage Obligations	16.0%
Short Term Investments	13.4%
US Government and Agency Mortgage Backed Obligations	10.8%
Non-Agency Commercial Mortgage Backed Obligations	9.6%
US Government and Agency Obligations	9.1%
Asset Backed Obligations	4.7%
Energy	1.5%
Healthcare	1.5%
Electronics/Electric	1.5%
Transportation	1.2%
Banking	1.1%
Hotels/Motels/Inns and Casinos	1.0%
Utilities	1.0%
Finance	0.8%
Retailers (other than Food/Drug)	0.7%
Commercial Services	0.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Insurance	0.7%
Telecommunications	0.6%
Industrial Equipment	0.6%
Mining	0.6%
Media	0.6%
Chemicals/Plastics	0.6%
Business Equipment and Services	0.5%
Consumer Products	0.5%
Construction	0.5%
Containers and Glass Products	0.4%
Leisure	0.3%
Aerospace & Defense	0.3%
Technology	0.3%
Building and Development (including Steel/Metals)	0.3%

120	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Food Products	0.2%
Chemical Products	0.2%
Beverage and Tobacco	0.2%
Automotive	0.1%
Diversified Manufacturing	0.1%
Pharmaceuticals	0.1%
Conglomerates	0.1%
Real Estate	0.1%
Pulp & Paper	0.1%
IT Services	0.0%(m)
Consumer Staples	0.0%(m)
Food Service	0.0%(m)
Financials	0.0%(m)
Financial Intermediaries	0.0%(m)
Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Principal only security
(c)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)	Value determined using significant unobservable inputs.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(i)	Perpetual maturity. The date disclosed is the next call date of the security.
(j)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(k)	Interest only security
(l)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)	Represents less than 0.05% of net assets.
(n)	Non-income producing security.
(o)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SOFR	Secured Overnight Financing Rate
GBP	British Pound
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	121

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 80.3%
BRAZIL - 12.3%
2,900,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%	01/23/2081	2,904,976
376,000	BRF GmbH	4.35%	09/29/2026	367,977
3,100,000	Cosan Luxembourg SA	7.00%	01/20/2027	3,119,291
2,774,303	Guara Norte Sarl	5.20%	06/15/2034	2,644,551
105,102	Invepar Holdings	0.00%(a)(b)	12/30/2028	—
300,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. Sarl	2.50%	01/15/2027	287,277
400,000	JBS USA Holding Lux Sarl/ JBS USA Food Co./JBS Lux Co. Sarl	3.00%	02/02/2029	372,520
2,000,000	Minerva Luxembourg SA	5.88%	01/19/2028	2,001,643
2,494,970	MV24 Capital BV	6.75%	06/01/2034	2,441,419
2,800,000	NBM US Holdings, Inc.	7.00%	05/14/2026	2,820,258
1,816,020	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,824,977
700,000	Suzano International Finance BV	4.00%	01/14/2025	698,021
				19,482,910

CHILE - 5.9%
700,000	Cencosud SA	4.38%	07/17/2027	693,398
4,792,264	Chile Electricity PEC SpA	0.00%(c)	01/25/2028	3,953,618
434,500	Empresa Electrica Angamos SA	4.88%	05/25/2029	393,569
1,322,980	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,291,519
1,412,160	GNL Quintero SA	4.63%	07/31/2029	1,406,173
1,588,000	Sociedad Quimica y Minera de Chile SA	4.38%	01/28/2025	1,585,128
				9,323,405

COLOMBIA - 9.0%
3,561,158	AI Candelaria Spain SA	7.50%	12/15/2028	3,533,961
2,100,000	Banco de Bogota SA	6.25%	05/12/2026	2,112,470
4,600,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	4,556,198
2,917,000	Ecopetrol SA	5.38%	06/26/2026	2,912,741
1,100,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	1,096,538
				14,211,908

GUATEMALA - 3.1%
2,300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%	01/29/2031	2,269,824
1,530,000	Millicom International Cellular SA	6.63%	10/15/2026	1,531,415
1,170,000	Millicom International Cellular SA	5.13%	01/15/2028	1,137,531
				4,938,770

INDIA - 7.1%
1,162,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	1,030,869
3,100,000	Adani Ports & Special Economic Zone Ltd.	4.00%	07/30/2027	2,969,801
2,400,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	2,329,512
200,000	Bharti Airtel Ltd.	4.38%	06/10/2025	199,374
608,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	555,715
1,100,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%(d)	01/15/2025	1,103,031
3,150,000	Reliance Industries Ltd.	4.13%	01/28/2025	3,140,508
				11,328,810

INDONESIA - 6.5%
2,000,000	Adaro Indonesia PT	4.25%	10/31/2024	1,995,511
400,000	Freeport Indonesia PT	4.76%(c)	04/14/2027	403,301
2,400,000	Freeport Indonesia PT	4.76%	04/14/2027	2,419,808
3,450,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	3,427,268
2,000,000	Medco Oak Tree Pte Ltd.	7.38%	05/14/2026	2,032,020

Principal Amount $	Security Description	Rate	Maturity	Value $
				10,277,908

JAMAICA - 0.0%(e)
192,469	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	24,654
464	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	458
56,495	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	784
				25,896

KOREA - 1.9%
3,000,000	LG Chem Ltd.	3.25%	10/15/2024	2,997,859

KUWAIT - 2.4%
400,000	MEGlobal BV	4.25%	11/03/2026	395,622
3,400,000	MEGlobal Canada ULC	5.00%	05/18/2025	3,398,621
				3,794,243

MALAYSIA - 0.5%
800,000	Axiata SPV2 Bhd	4.36%	03/24/2026	800,347

MEXICO - 8.6%
400,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%	04/11/2027	393,512
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	1,266,895
1,800,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 3.00%)	5.35%	11/12/2029	1,792,862
2,450,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	2,332,179
1,000,000	Cemex SAB de CV	5.45%	11/19/2029	1,013,962
2,500,000	Comision Federal de Electricidad	4.75%	02/23/2027	2,480,124
1,800,000	Industrias Penoles SAB de CV	4.15%	09/12/2029	1,742,957
650,000	KUO SAB De CV	5.75%	07/07/2027	639,329
2,074,601	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,073,400
				13,735,220

PANAMA - 1.7%
1,877,000	Global Bank Corp. (3 mo. LIBOR US + 3.30%)	5.25%(f)	04/16/2029	1,842,247
800,000	Multibank, Inc.	7.75%(c)	02/03/2028	840,788
				2,683,035

PARAGUAY - 1.2%
600,000	Banco Continental SAECA	2.75%	12/10/2025	581,886
1,371,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,360,656
				1,942,542

PERU - 12.3%
2,100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	2,052,783
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(c)	09/30/2031	1,708,291
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%	07/08/2030	1,378,131
500,000	Camposol SA	6.00%	02/03/2027	450,691
2,000,000	Cia de Minas Buenaventura SAA	5.50%	07/23/2026	1,975,028
2,525,000	Fenix Power Peru SA	4.32%	09/20/2027	2,490,521
299,200	Hunt Oil Co. of Peru LLC Sucursal Del Peru	6.38%(c)	06/01/2028	301,102
1,500,000	InRetail Shopping Malls	5.75%	04/03/2028	1,511,701

122	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
700,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	676,950
67,872	Interoceanica IV Finance Ltd. Series 2007	0.00%(b)	11/30/2025	64,817
2,300,000	Kallpa Generacion SA	4.88%	05/24/2026	2,303,876
498,000	Nexa Resources SA	5.38%	05/04/2027	499,122
200,000	Nexa Resources SA	6.50%	01/18/2028	206,694
1,885,000	Orazul Energy Peru SA	5.63%	04/28/2027	1,856,301
808,000	Southern Copper Corp.	3.88%	04/23/2025	802,391
1,280,000	Transportadora de Gas del Peru SA	4.25%	04/30/2028	1,259,222
				19,537,621

SINGAPORE - 6.6%
3,800,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%	03/10/2031	3,654,148
3,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%	09/10/2030	3,108,883
3,800,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%	03/16/2031	3,642,984
				10,406,015

SOUTH AFRICA - 0.7%
800,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	839,988
300,000	Sasol Financing USA LLC	4.38%	09/18/2026	291,631
				1,131,619

VIETNAM - 0.5%
843,281	Mong Duong Finance Holdings BV	5.13%	05/07/2029	818,958
	Total Foreign Corporate Bonds (Cost $127,049,171)			127,437,066

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 18.5%
BRAZIL - 0.7%
1,100,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,153,596

COLOMBIA - 2.4%
1,500,000	Colombia Government International Bond	4.50%	01/28/2026	1,486,293
2,500,000	Oleoducto Central SA	4.00%	07/14/2027	2,395,231
				3,881,524

GUATEMALA - 1.8%
2,900,000	Guatemala Government Bond	4.50%	05/03/2026	2,865,034

INDIA - 1.2%
2,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	1,974,405

INDONESIA - 4.5%
1,500,000	Bank Negara Indonesia Persero Tbk PT	3.75%	03/30/2026	1,464,206
3,300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	3,294,104
2,400,000	Pertamina Persero PT	1.40%	02/09/2026	2,300,177
				7,058,487

MALAYSIA - 1.9%
3,000,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	2,931,799

Principal Amount $	Security Description	Rate	Maturity	Value $
MEXICO - 2.1%
3,000,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	2,748,352
500,000	Comision Federal de Electricidad	5.70%(c)	01/24/2030	501,475
				3,249,827

PARAGUAY - 2.0%
1,985,527	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,563,734
1,400,000	Paraguay Government International Bond	5.00%	04/15/2026	1,403,421
200,000	Paraguay Government International Bond	4.70%	03/27/2027	199,900
				3,167,055

PERU - 1.6%
1,306,522	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,328,248
1,300,000	Peruvian Government International Bond	2.39%	01/23/2026	1,262,297
				2,590,545

SOUTH AFRICA - 0.3%
500,000	Republic of South Africa Government International Bond	4.88%	04/14/2026	500,288
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $29,131,667)			29,372,560

Shares
SHORT TERM INVESTMENTS - 0.0%(e)
14,977	First American Government Obligations Fund - U	4.84%(g)	14,977
14,978	JPMorgan US Government Money Market Fund - IM	4.86%(g)	14,978
14,977	MSILF Government Portfolio - Institutional	4.83%(g)	14,977
	Total Short Term Investments (Cost $44,932)		44,932
	Total Investments - 98.8% (Cost $156,225,770)		156,854,558
	Other Assets in Excess of Liabilities - 1.2%		1,899,509
	NET ASSETS - 100.0%		$158,754,067

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	80.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18.5%
Short Term Investments	0.0%(e)
Other Assets and Liabilities	1.2%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	123

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
Banking	23.3%
Utilities	14.8%
Energy	11.9%
Mining	11.1%
Transportation	11.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	6.1%
Consumer Products	5.3%
Chemical Products	4.2%
Telecommunications	3.9%
Chemicals/Plastics	3.1%
Retailers (other than Food/Drug)	1.4%
Finance	0.7%
Food Products	0.6%
Building and Development (including Steel/Metals)	0.6%
Pulp & Paper	0.4%
Conglomerates	0.4%
Short Term Investments	0.0%(e)
Other Assets and Liabilities	1.2%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Peru	13.9%
Brazil	13.0%
Colombia	11.4%
Indonesia	11.0%
Mexico	10.7%
India	8.3%
Singapore	6.6%
Chile	5.9%
Guatemala	4.9%
Paraguay	3.2%
Kuwait	2.4%
Malaysia	2.4%
Korea	1.9%
Panama	1.7%
South Africa	1.0%
Vietnam	0.5%
United States	0.0%(e)
Jamaica	0.0%(e)
Other Assets and Liabilities	1.2%
Net Assets	100.0%

(a)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)	Value determined using significant unobservable inputs.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(d)	Perpetual maturity. The date disclosed is the next call date of the security.
(e)	Represents less than 0.05% of net assets.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Seven-day yield as of period end.
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
124	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 69.4%
	Federal Home Loan Mortgage Corp.
1,498,692	Pool SD5573	3.00%	08/01/2052	1,364,830
1,555,253	Pool SD7512	3.00%	02/01/2050	1,420,178
1,580,172	Pool SD7553	3.00%	03/01/2052	1,439,345
1,407,862	Series 4194-ZL	3.00%(a)	04/15/2043	1,281,031
3,022,552	Series 4390-NZ	3.00%(a)	09/15/2044	2,744,458
1,061,513	Series 4460-KB	3.50%	03/15/2045	989,740
557,907	Series 4839-WO	0.00%(b)	08/15/2056	378,208
2,000,000	Series 4994-AV	2.00%	12/25/2045	1,615,370
1,302,706	Series 5145-HZ	3.00%(a)	09/25/2051	860,006
1,912,949	Series 5155-JZ	3.00%(a)	10/25/2051	1,250,485
1,742,347	Series 5155-KZ	3.00%(a)	10/25/2051	1,178,924
1,554,610	Series 5160-ZY	3.00%(a)	10/25/2050	1,174,907
1,863,079	Series 5171-Z	2.00%(a)	12/25/2051	1,085,496
1,317,789	Series 5319-PO	0.00%(b)	08/25/2050	933,016
346,069	Series 5326-UO	0.00%(b)	10/25/2050	241,434
	Federal National Mortgage Association
1,582,781	Pool 310233	3.50%	03/01/2044	1,507,308
967,000	Pool BS7220	5.23%	11/01/2032	1,031,589
1,633,898	Pool BU5836	2.00%	11/01/2051	1,370,204
1,527,153	Pool BV9867	3.00%	05/01/2052	1,371,861
287,000	Pool BZ1178	5.81%	06/01/2031	303,043
1,514,665	Pool FS3826	3.00%	01/01/2052	1,360,309
1,466,239	Pool FS5984	3.00%	12/01/2050	1,341,669
1,514,284	Pool FS8304	3.00%	05/01/2052	1,379,055
1,260,000	Series 2012-128-UC	2.50%	11/25/2042	982,220
650,864	Series 2013-66-ZK	3.00%(a)	07/25/2043	507,560
1,571,399	Series 2014-42-BZ	3.00%(a)	07/25/2044	1,405,107
373,135	Series 2014-68-TD	3.00%	11/25/2044	345,303
487,730	Series 2014-80-KL	2.00%	05/25/2043	342,481
716,305	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	0.61%(c)(d)	09/25/2046	96,233
212,450	Series 2018-21-PO	0.00%(b)	04/25/2048	166,698
2,826,614	Series 2019-68-ZL	2.50%(a)	11/25/2049	2,222,111
1,732,082	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00%(c)(d)	04/25/2051	51,301
1,808,703	Series 2021-93-Z	3.00%(a)	08/25/2051	1,277,747
3,178,000	Series 2023-M1-2A2	4.05%(e)	07/25/2040	2,971,549
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%	11/25/2060	700,106
	Government National Mortgage Association
214,214	Series 2013-180-LO	0.00%(b)	11/16/2043	170,071
3,527,788	Series 2015-79-VZ	2.50%(a)	05/20/2045	3,121,803
350,357	Series 2016-12-MZ	3.00%(a)	01/20/2046	286,028
1,195,636	Series 2017-122-CZ	3.00%(a)	08/20/2047	968,326
1,545,326	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(c)(d)	06/20/2051	73,507
1,377,602	Series 2021-223-EZ	3.00%(a)	12/20/2051	1,052,245
725,014	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	1.27%(c)(d)	03/20/2051	124,056
1,593,863	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(c)(d)	05/20/2051	64,410
372,554	Series 2022-160-DZ	4.50%(a)	09/20/2052	325,565
8,930,037	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(d)	05/20/2052	78,420
1,795,618	Series 2022-9-MZ	3.50%(a)	01/20/2052	1,451,678
1,052,000	Series 2022-99-QG	3.50%	01/20/2052	927,182
853,607	Series 2023-140-PO	0.00%(b)	06/20/2048	569,819
	Total US Government and Agency Mortgage Backed Obligations (Cost $48,867,238)			47,903,993

US GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
1,200,000	United States Treasury Note/Bond	0.50%	06/30/2027	1,104,188
400,000	United States Treasury Note/Bond	1.13%	05/15/2040	264,414
1,050,000	United States Treasury Note/Bond	1.38%	08/15/2050	578,730

Principal Amount $	Security Description	Rate	Maturity	Value $
1,850,000	United States Treasury Note/Bond	1.63%	11/15/2050	1,088,537
1,950,000	United States Treasury Note/Bond	1.88%	02/15/2051	1,222,368
	Total US Government and Agency Obligations (Cost $3,996,249)			4,258,237

Principal Amount $/Shares
SHORT TERM INVESTMENTS - 34.3%
2,294,854	First American Government Obligations Fund - U	4.84%(f)		2,294,854
2,294,855	JPMorgan US Government Money Market Fund - IM	4.86%(f)		2,294,855
2,294,855	MSILF Government Portfolio - Institutional	4.83%(f)		2,294,855
$5,000,000	United States Treasury Bill	0.00%	10/01/2024	5,000,000
12,000,000	United States Treasury Bill	0.00%	03/20/2025	11,757,750
	Total Short Term Investments (Cost $23,640,845)			23,642,314
	Total Investments - 109.9% (Cost $76,504,332)			75,804,544
	Other Liabilities in Excess of Assets - (9.9)%			(6,845,498)
	NET ASSETS - 100.0%			$68,959,046

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	69.4%
Short Term Investments	34.3%
US Government and Agency Obligations	6.2%
Other Assets and Liabilities	(9.9)%
Net Assets	100.0%

(a)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(b)	Principal only security
(c)	Interest only security
(d)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(f)	Seven-day yield as of period end.
SOFR	Secured Overnight Financing Rate
Futures Contracts

Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5 Year Notes	Short	(85)	12/31/2024	$(9,340,039)	$4,122
10 Year U.S. Ultra Treasury Notes	Short	(413)	12/19/2024	(48,856,610)	(13,392)
U.S. Treasury 2 Year Notes	Long	67	12/31/2024	13,952,227	(31,580)
U.S. Treasury Ultra Bonds	Long	179	12/19/2024	23,823,781	(95,925)
U.S. Treasury Long Bonds	Long	336	12/19/2024	41,727,000	(266,437)
					$ (403,212)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	125

Schedule of Investments DoubleLine Strategic Commodity Fund (Consolidated)	(Unaudited) September 30, 2024

Principal Amount $/ Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 101.3%
1,823,970	First American Government Obligations Fund - U	4.84%(a)(b)		1,823,970
1,823,970	JPMorgan US Government Money Market Fund - IM	4.86%(a)(b)		1,823,970
1,823,970	MSILF Government Portfolio - Institutional	4.83%(a)(b)		1,823,970
$37,000,000	United States Treasury Bill	0.00%(a)	10/10/2024	36,957,080
11,000,000	United States Treasury Bill	0.00%	10/17/2024	10,977,034
47,000,000	United States Treasury Bill	0.00%	10/29/2024	46,826,909
23,500,000	United States Treasury Bill	0.00%(a)(c)	11/05/2024	23,394,233
3,000,000	United States Treasury Bill	0.00%(a)(c)	12/10/2024	2,973,940
3,000,000	United States Treasury Bill	0.00%	01/28/2025	2,955,881
	Total Short Term Investments (Cost $129,517,830)			129,556,987
	Total Investments - 101.3% (Cost $129,517,830)			129,556,987
	Other Liabilities in Excess of Assets - (1.3)%			(1,645,574)
	NET ASSETS - 100.0%			$127,911,413

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	101.3%
Other Assets and Liabilities	(1.3)%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)	Seven-day yield as of period end.
(c)	All or a portion of security has been pledged as collateral.
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap(1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	10/01/2024	$42,400,000	$1,726,399	$ —	$1,726,399
Commodity Beta Basket Swap(1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	10/01/2024	10,200,000	415,237	—	415,237
Commodity Beta Basket Swap(1)(2)	Bank of America Securities, Inc.	Long	0.23%	Termination	10/01/2024	10,200,000	415,086	—	415,086
Long Commodity Basket Swap(1)(3)	Bank of America Securities, Inc.	Long	0.20%	Termination	10/01/2024	15,900,000	20,432	—	20,432
Long Commodity Basket Swap(1)(4)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	10/01/2024	15,600,000	20,045	—	20,045
Short Commodity Basket Swap(1)(5)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	10/01/2024	(15,600,000)	(619,557)	—	(619,557)
Short Commodity Basket Swap(1)(6)	Bank of America Securities, Inc.	Short	0.00%	Termination	10/01/2024	(15,900,000)	(631,471)	—	(631,471)
							$ 1,346,171	$—	$1,346,171

(1)	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)
Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At September 30, 2024, all constituents and their weightings were as follows:

Index	Ticker	Contract Value(7)	Value of Index	Weightings
Electrolytic Copper Future	LP1	0.22	$ 154	23.2%
Soybean Future	S1	0.35	122	18.4%
Nickel Future	LN1	0.28	91	13.7%
Crude Oil Future	CL1	0.10	65	9.7%
Brent Crude Future	CO1	0.10	64	9.7%
Live Cattle Future	LC1	0.18	35	5.2%
Sugar No. 11 Future	SB1	0.16	33	5.0%
Gasoline RBOB Future	XB1	0.06	30	4.6%
Low Sulphur Gas Oil Future	QS1	0.08	28	4.3%
Cotton No. 2 Future	CT1	0.40	25	3.8%
NY Harbor ULSD Heating Oil Future	HO1	0.06	16	2.4%
			$663	100.0%

126	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024
(3)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cocoa ER	SG2MCCP	0.15	$38	21.7%
S&P GSCI 2 Month Forward Unleaded Gas ER	SG2MHUP	0.02	34	19.7%
S&P GSCI 2 Month Forward Brent Crude ER	SG2MBRP	0.03	34	19.6%
S&P GSCI 2 Month Forward Crude Oil ER	SG2MCLP	0.07	34	19.6%
S&P GSCI 2 Month Forward Gasoil ER	SG2MGOP	0.29	33	19.4%
			$ 173	100.0%

(4)	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Cocoa ER	SG2MCCP	0.12	$29	21.7%
S&P GSCI 2 Month Forward Unleaded Gas ER	SG2MHUP	0.02	26	19.7%
S&P GSCI 2 Month Forward Brent Crude ER	SG2MBRP	0.02	26	19.6%
S&P GSCI 2 Month Forward Crude Oil ER	SG2MCLP	0.05	26	19.6%
S&P GSCI 2 Month Forward Gasoil ER	SG2MGOP	0.22	26	19.4%
			$ 133	100.0%

(5)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Natural Gas ER	SG2MNGP	8.89	$43	20.7%
S&P GSCI 2 Month Forward Cotton ER	SG2MCTP	0.93	42	20.1%
S&P GSCI 2 Month Forward Wheat ER	SG2MWHP	4.47	41	19.9%
S&P GSCI 2 Month Forward Corn ER	SG2MCNP	1.61	41	19.8%
S&P GSCI 2 Month Forward Kansas Wheat ER	SG2MKWP	1.58	40	19.5%
			$ 207	100.0%

(6)	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At September 30, 2024, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Natural Gas ER	SG2MNGP	8.13	$39	20.7%
S&P GSCI 2 Month Forward Cotton ER	SG2MCTP	0.85	38	20.1%
S&P GSCI 2 Month Forward Wheat ER	SG2MWHP	4.09	38	19.9%
S&P GSCI 2 Month Forward Corn ER	SG2MCNP	1.48	37	19.8%
S&P GSCI 2 Month Forward Kansas Wheat ER	SG2MKWP	1.44	37	19.5%
			$ 189	100.0%

(7)
Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	127

Schedule of Investments DoubleLine Global Bond Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 63.5%
AUSTRALIA - 2.8%
1,300,000 AUD	Australia Government Bond	1.00%	12/21/2030	763,364
5,817,000 AUD	Australia Government Bond	1.50%	06/21/2031	3,481,192
				4,244,556

BELGIUM - 3.8%
3,126,000 EUR	Kingdom of Belgium Government Bond	0.90%(a)	06/22/2029	3,265,152
2,200,000 EUR	Kingdom of Belgium Government Bond	2.85%(a)	10/22/2034	2,469,835
				5,734,987

CANADA - 0.8%
1,700,000 CAD	Canadian Government Bond	1.50%	06/01/2031	1,156,721

CZECH REPUBLIC - 0.8%
29,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	1,272,011

FRANCE - 4.2%
660,000 EUR	French Republic Government Bond OAT	0.00%(a)	11/25/2029	647,381
2,572,807 EUR	French Republic Government Bond OAT	0.70%(a)	07/25/2030	2,870,674
2,460,000 EUR	French Republic Government Bond OAT	3.00%(a)	05/25/2033	2,781,353
				6,299,408

GERMANY - 7.4%
4,390,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	08/15/2030	4,376,977
2,500,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	02/15/2031	2,466,566
1,630,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%	08/15/2032	1,777,412
2,650,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.00%	05/15/2038	2,491,817
				11,112,772

HUNGARY - 3.1%
835,000,000 HUF	Hungary Government Bond	3.00%	10/27/2027	2,172,024
932,000,000 HUF	Hungary Government Bond	4.75%	11/24/2032	2,405,860
				4,577,884

IRELAND - 1.8%
680,000 EUR	Ireland Government Bond	0.90%	05/15/2028	726,820
1,910,000 EUR	Ireland Government Bond	1.10%	05/15/2029	2,028,612
				2,755,432

ISRAEL - 4.0%
9,300,000 ILS	Israel Government Bond	0.50%	02/27/2026	2,365,290
13,600,000 ILS	Israel Government Bond	3.75%	09/30/2027	3,577,483
				5,942,773

JAPAN - 9.7%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2026	2,496,293
812,500,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2027	5,600,752
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%	03/20/2031	3,775,408
418,000,000 JPY	Japan Government Twenty Year Bond	0.50%	03/20/2038	2,643,992
				14,516,445

MEXICO - 2.4%
53,900,000 MXN	Mexican Bonos	5.00%	03/06/2025	2,675,429
20,300,000 MXN	Mexican Bonos	5.75%	03/05/2026	978,891
				3,654,320

Principal Amount $	Security Description	Rate	Maturity	Value $
NEW ZEALAND - 2.1%
5,800,000 NZD	New Zealand Government Bond	1.50%	05/15/2031	3,152,608

PERU - 2.5%
13,900,000 PEN	Peru Government Bond	6.15%	08/12/2032	3,807,773

POLAND - 2.4%
11,100,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	2,291,655
5,000,000 PLN	Republic of Poland Government Bond	6.00%	10/25/2033	1,374,505
				3,666,160

PORTUGAL - 1.0%
1,420,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48%(a)	10/18/2030	1,424,288

ROMANIA - 3.2%
21,250,000 RON	Romania Government Bond	3.70%	11/25/2024	4,749,068

SOUTH AFRICA - 4.5%
38,190,000 ZAR	Republic of South Africa Government Bond	8.00%	01/31/2030	2,133,985
46,300,000 ZAR	Republic of South Africa Government Bond	8.25%	03/31/2032	2,511,665
38,570,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	2,067,523
				6,713,173

SPAIN - 4.7%
1,470,000 EUR	Spain Government Bond	1.30%(a)	10/31/2026	1,604,227
4,440,000 EUR	Spain Government Bond	0.60%(a)	10/31/2029	4,512,947
970,000 EUR	Spain Government Bond	0.50%(a)	04/30/2030	970,162
				7,087,336

UNITED KINGDOM - 2.3%
2,500,000 GBP	United Kingdom Gilt	4.25%	03/07/2036	3,390,925
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $101,090,902)			95,258,640

US GOVERNMENT AND AGENCY OBLIGATIONS - 34.8%
UNITED STATES - 34.8%
500,000 USD	United States Treasury Note/Bond	0.50%	03/31/2025	490,571
2,150,000 USD	United States Treasury Note/Bond	0.25%	06/30/2025	2,089,147
2,150,000 USD	United States Treasury Note/Bond	0.25%	07/31/2025	2,083,536
3,180,000 USD	United States Treasury Note/Bond	0.38%	11/30/2025	3,054,912
5,500,000 USD	United States Treasury Note/Bond	0.75%	05/31/2026	5,239,394
2,810,000 USD	United States Treasury Note/Bond	0.63%	03/31/2027	2,612,861
2,870,000 USD	United States Treasury Note/Bond	0.50%	10/31/2027	2,614,615
2,870,000 USD	United States Treasury Note/Bond	0.63%	11/30/2027	2,618,819
2,250,000 USD	United States Treasury Note/Bond	0.63%	12/31/2027	2,048,906
5,800,000 USD	United States Treasury Note/Bond	0.75%	01/31/2028	5,289,668
4,310,000 USD	United States Treasury Note/Bond	0.63%	05/15/2030	3,660,890
6,650,000 USD	United States Treasury Note/Bond	0.63%	08/15/2030	5,605,612
6,140,000 USD	United States Treasury Note/Bond	0.88%	11/15/2030	5,226,795
1,900,000 USD	United States Treasury Note/Bond	1.13%	05/15/2040	1,255,967

128	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
3,820,000 USD	United States Treasury Note/Bond	1.38%	11/15/2040	2,593,720
1,550,000 USD	United States Treasury Note/Bond	1.75%	08/15/2041	1,099,622
7,150,000 USD	United States Treasury Note/Bond	1.25%	05/15/2050	3,828,043
1,500,000 USD	United States Treasury Note/Bond	1.38%	08/15/2050	826,757
	Total US Government and Agency Obligations (Cost $50,698,157)			52,239,835

Shares
SHORT TERM INVESTMENTS - 0.6%
276,437 USD	First American Government Obligations Fund - U	4.84%(b)	276,437
276,437 USD	JPMorgan US Government Money Market Fund - IM	4.86%(b)	276,437
276,436 USD	MSILF Government Portfolio - Institutional	4.83%(b)	276,436
	Total Short Term Investments (Cost $829,310)		829,310
	Total Investments - 98.9% (Cost $152,618,369)		148,327,785
	Other Assets in Excess of Liabilities - 1.1%		1,672,156
	NET ASSETS - 100.0%		$149,999,941

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	63.5%
US Government and Agency Obligations	34.8%
Short Term Investments	0.6%
Other Assets and Liabilities	1.1%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	35.4%
Japan	9.7%
Germany	7.4%
Spain	4.7%
South Africa	4.5%
France	4.2%
Israel	4.0%
Belgium	3.8%
Romania	3.2%
Hungary	3.1%
Australia	2.8%
Peru	2.5%
Poland	2.4%
Mexico	2.4%
United Kingdom	2.3%
New Zealand	2.1%
Ireland	1.8%
Portugal	1.0%
Czech Republic	0.8%
Canada	0.8%
Other Assets and Liabilities	1.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Seven-day yield as of period end.
AUD Australian Dollar
CAD Canadian Dollar
CZK Czech Republic Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
ILS  Israeli Shekel
JPY   Japanese Yen
MXN  Mexican Peso
NZD New Zealand Dollar
PEN  Peruvian Sol
PLN  Polish Zloty
RON Romanian Leu
USD United States Dollar
ZAR South African Rand
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
10/18/2024	Goldman Sachs	13,600,000	ILS	$3,649,640	3,664,481	USD	$3,664,481	$14,841
10/18/2024	State Street Bank & Trust Co.	8,725,139	ILS	2,341,442	2,350,832	USD	2,350,832	9,390
								$24,231

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	129

Schedule of Investments DoubleLine Infrastructure Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 36.2%
	Apollo Aviation Securitization Equity Trust
8,464,287	Series 2024-1A-B	6.90%(a)	05/16/2049	8,671,891
	Blackbird Capital Aircraft
2,652,044	Series 2016-1A-B	5.68%(a)(b)	12/16/2041	2,650,564
	Blue Stream Communications LLC
2,000,000	Series 2023-1A-C	8.90%(a)	05/20/2053	1,913,391
	Cologix Data Centers US Issuer LLC
2,250,000	Series 2021-1A-B	3.79%(a)	12/26/2051	2,132,814
	Compass Datacenters LLC
5,000,000	Series 2024-1A-A2	5.75%(a)	02/25/2049	5,039,753
	Cyrusone Holdco LLC
2,000,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	1,939,298
1,383,331	Series 2023-1A-B	5.45%(a)	04/20/2048	1,369,856
1,500,000	Series 2024-3A-A2	4.65%(a)	05/20/2049	1,411,829
	DataBank Issuer
6,900,000	Series 2021-1A-A2	2.06%(a)	02/27/2051	6,582,696
2,100,000	Series 2021-1A-C	4.43%(a)	02/27/2051	1,966,878
6,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	5,664,562
	Diamond Infrastructure Funding LLC
2,250,000	Series 2021-1A-B	2.36%(a)	04/15/2049	2,096,406
	Falcon Aerospace Ltd.
1,201,951	Series 2017-1-A	4.58%(a)	02/15/2042	1,192,232
	Falko Regional Aircraft Ltd.
3,299,420	Series 2021-1A-A	5.75%	04/15/2041	3,160,013
	GAIA Aviation Ltd.
2,484,038	Series 2019-1-A	3.97%(a)(b)	12/15/2044	2,356,791
	Goodgreen Trust
3,160,265	Series 2020-1A-A	2.63%(a)	04/15/2055	2,741,210
	GoodLeap Sustainable Home Solutions Trust
3,172,644	Series 2021-3CS-B	2.41%(a)	05/20/2048	2,375,763
	Helios Issuer LLC
2,379,422	Series 2018-1A-A	4.87%(a)	07/20/2048	2,172,210
7,035,034	Series 2020-2A-A	2.73%(a)	11/01/2055	5,738,923
2,350,474	Series 2021-B-B	2.01%(a)	07/20/2048	1,993,767
	HERO Funding Trust
10,401	Series 2015-2A-A	3.99%(a)	09/20/2040	9,828
305,680	Series 2016-3A-A2	3.91%(a)	09/20/2042	284,882
760,157	Series 2016-4A-A2	4.29%(a)	09/20/2047	714,780
	Horizon Aircraft Finance Ltd.
3,202,509	Series 2019-1-A	3.72%(a)	07/15/2039	3,029,151
	ITE Rail Fund LP
3,385,401	Series 2021-1A-A	2.25%(a)	02/28/2051	3,120,182
2,182,877	Series 2021-3A-A	2.21%(a)	06/28/2051	2,042,088
	JOL Air Ltd.
3,019,359	Series 2019-1-A	3.97%(a)	04/15/2044	2,938,618
	Kestrel Aircraft Funding USA LLC
1,068,018	Series 2018-1A-A	4.25%(a)	12/15/2038	1,028,669
	Loanpal Solar Loan Ltd.
4,766,524	Series 2020-3GS-A	2.47%(a)	12/20/2047	4,109,530
	Mosaic Solar Loans LLC
1,369,675	Series 2018-1A-A	4.01%(a)	06/22/2043	1,303,063
1,867,540	Series 2019-2A-B	3.28%(a)	09/20/2040	1,699,998
1,955,223	Series 2020-1A-A	2.10%(a)	04/20/2046	1,744,834
2,921,894	Series 2021-3A-B	1.92%(a)	06/20/2052	2,180,547
1,968,188	Series 2022-1A-B	3.16%(a)	01/20/2053	1,561,760
	NP Railcar Holdings LLC
48,354	Series 2016-1A-A1	4.16%(a)	04/20/2046	47,942
1,105,268	Series 2017-1A-A1	3.37%(a)	10/21/2047	1,078,163
3,978,883	Series 2021-1A-A1	2.23%(a)	03/19/2051	3,762,544
	Purewest Funding LLC
1,912,634	Series 2021-1-A1	4.09%(a)	12/22/2036	1,879,129
	Retained Vantage Data Centers Issuer LLC
6,250,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,106,431

Principal Amount $	Security Description	Rate	Maturity	Value $
	Shenton Aircraft Investment Ltd.
96,249	Series 2015-1A-A	4.75%(a)	10/15/2042	91,348
	Signal Rail
4,414,850	Series 2021-1-A	2.23%(a)	08/17/2051	4,033,949
	Start/Bermuda
824,966	Series 2018-1-A	4.09%(a)	05/15/2043	801,156
	Sunnova Energy International, Inc.
1,998,563	Series 2020-AA-A	2.98%(a)	06/20/2047	1,791,879
3,797,157	Series 2021-A-A	1.80%(a)	02/20/2048	2,914,404
	Sunrun, Inc.
5,140,035	Series 2021-2A-A	2.27%(a)	01/30/2057	4,463,815
	Switch ABS Issuer LLC
4,000,000	Series 2024-1A-B	6.50%(a)	03/25/2054	4,053,655
5,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	5,236,010
	Thunderbolt Aircraft Lease
1,125,072	Series 2018-A-A	4.15%(a)(b)	09/15/2038	1,053,868
2,678,571	Series 2018-A-B	5.07%(a)(b)	09/15/2038	2,032,880
	Trinity Industries Leasing Co.
2,511,297	Series 2010-1A-A	5.19%(a)	10/16/2040	2,522,150
	Vault DI Issuer LLC
5,000,000	Series 2021-1A-A2	2.80%(a)	07/15/2046	4,593,815
	Vivant Solar Financing V Parent LLC
4,321,464	Series 2018-1A-A	4.73%(a)	04/30/2048	4,135,090
	WAVE USA
1,553,335	Series 2017-1A-A	3.84%(a)	11/15/2042	1,505,490
	Total Asset Backed Obligations (Cost $150,626,335)			141,042,495

FOREIGN CORPORATE BONDS - 9.0%
5,500,000	APA Infrastructure Ltd.	4.25%(a)	07/15/2027	5,501,475
2,000,000	Emirates Semb Corp. Water & Power Co. PJSC	4.45%(a)	08/01/2035	1,957,122
1,956,073	Energia Eolica SA	6.00%(c)	08/30/2034	1,990,304
2,417,736	Fermaca Enterprises S de RL de CV	6.38%(a)	03/30/2038	2,413,203
1,317,200	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	1,314,730
282,800	Interoceanica IV Finance Ltd. Series 2007	0.00%(a)(c)	11/30/2025	270,074
650,441	Interoceanica IV Finance Ltd. Series 2007	0.00%(c)	11/30/2025	621,171
4,216,000	Sydney Airport Finance Co. Pty Ltd.	3.38%(a)	04/30/2025	4,178,527
2,440,000	Sydney Airport Finance Co. Pty Ltd.	3.63%(a)	04/28/2026	2,409,367
8,299,000	TransCanada PipeLines Ltd.	4.63%	03/01/2034	8,191,975
500,000	Transelec SA	4.25%(a)	01/14/2025	499,450
6,000,000	Transelec SA	3.88%(a)	01/12/2029	5,781,817
	Total Foreign Corporate Bonds (Cost $35,008,405)			35,129,215

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.7%
3,640,000	Israel Electric Corp. Ltd.	5.00%(a)	11/12/2024	3,644,404
2,739,483	Lima Metro Line 2 Finance Ltd.	5.88%(a)	07/05/2034	2,785,036
147,511	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	149,964
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $6,644,312)			6,579,404

US CORPORATE BONDS - 41.0%
4,000,000	Ameren Illinois Co.	3.85%	09/01/2032	3,829,338
1,500,000	Ameren Illinois Co.	4.95%	06/01/2033	1,545,817
11,015,000	AT&T, Inc.	4.30%	12/15/2042	9,823,249
5,000,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	5,175,876
3,500,000	Cheniere Energy, Inc.	5.65%(a)	04/15/2034	3,623,900

130	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
8,000,000	Crown Castle, Inc.	5.10%	05/01/2033	8,105,509
10,250,000	Dominion Energy, Inc.	3.38%	04/01/2030	9,718,120
5,000,000	Duke Energy Florida LLC	5.88%	11/15/2033	5,474,132
8,000,000	Energy Transfer LP	5.75%	02/15/2033	8,373,272
5,000,000	Enterprise Products Operating LLC	5.55%	02/16/2055	5,168,868
8,500,000	Eversource Energy	5.13%	05/15/2033	8,650,183
7,688,000	Exelon Corp.	4.05%	04/15/2030	7,572,982
5,750,000	Flex Intermediate Holdco LLC	4.32%(a)	12/30/2039	4,602,272
2,000,000	Foundry JV Holdco LLC	6.15%(a)	01/25/2032	2,081,705
2,000,000	Foundry JV Holdco LLC	5.88%(a)	01/25/2034	2,039,684
6,000,000	HA Sustainable Infrastructure Capital, Inc.	6.38%(a)	07/01/2034	6,144,617
7,500,000	ITC Holdings Corp.	5.40%(a)	06/01/2033	7,771,112
8,000,000	MPLX LP	5.00%	03/01/2033	8,009,709
9,900,000	NiSource, Inc.	3.60%	05/01/2030	9,509,361
8,500,000	Ohio Power Co.	5.00%	06/01/2033	8,652,998
3,500,000	ONEOK, Inc.	6.63%	09/01/2053	3,886,356
5,000,000	Pluto 2 (GIP Sharon Finco)	6.64%(c)	09/30/2046	5,409,500
5,000,000	Sempra	5.50%	08/01/2033	5,246,742
10,000,000	Southern Co.	3.70%	04/30/2030	9,669,001
4,500,000	T-Mobile USA, Inc.	5.50%	01/15/2055	4,666,563
5,000,000	Venture Global Calcasieu Pass LLC	6.25%(a)	01/15/2030	5,244,605
	Total US Corporate Bonds (Cost $158,422,444)			159,995,471

US GOVERNMENT AND AGENCY OBLIGATIONS - 9.4%
18,920,000	United States Treasury Note/Bond	4.25%	06/30/2029	19,476,883
15,800,000	United States Treasury Note/Bond	4.63%	05/15/2054	17,141,766
	Total US Government and Agency Obligations (Cost $35,503,367)			36,618,649

Shares
SHORT TERM INVESTMENTS - 2.1%
2,753,312	First American Government Obligations Fund - U	4.84%(d)	2,753,312
2,753,311	JPMorgan US Government Money Market Fund - IM	4.86%(d)	2,753,311
2,753,311	MSILF Government Portfolio - Institutional	4.83%(d)	2,753,311
	Total Short Term Investments (Cost $8,259,934)		8,259,934
	Total Investments - 99.4% (Cost $394,464,797)		387,625,168
	Other Assets in Excess of Liabilities - 0.6%		2,424,468
	NET ASSETS - 100.0%		$390,049,636

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Corporate Bonds	41.0%
Asset Backed Obligations	36.2%
US Government and Agency Obligations	9.4%
Foreign Corporate Bonds	9.0%
Short Term Investments	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Other Assets and Liabilities	0.6%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Asset Backed Obligations	36.2%
Utilities	19.6%
Energy	18.6%
US Government and Agency Obligations	9.4%
Telecommunications	5.8%
Transportation	5.0%
Short Term Investments	2.1%
Finance	1.6%
Technology	1.1%
Other Assets and Liabilities	0.6%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Value determined using significant unobservable inputs.
(d)	Seven-day yield as of period end.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	131

Schedule of Investments DoubleLine Shiller Enhanced International CAPE®	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.1%
	Bridgecrest Lending Auto Securitization Trust
90,408	Series 2024-1-A2	5.82%	09/15/2026	90,480
	Commonbond Student Loan Trust
321,746	Series 2017-BGS-B	3.26%(a)	09/25/2042	288,339
	Diamond Resorts Owner Trust
261,992	Series 2021-1A-A	1.51%(a)	11/21/2033	253,626
	Marlette Funding Trust
346,787	Series 2022-3A-B	5.95%(a)	11/15/2032	347,597
	Mosaic Solar Loans LLC
363,614	Series 2021-3A-A	1.44%(a)	06/20/2052	300,800
	National Collegiate Student Loan Trust
327,176	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	5.32%	03/25/2033	315,371
	Navient Student Loan Trust
344,653	Series 2018-A-B	3.68%(a)	02/18/2042	338,099
	Pagaya AI Debt Selection Trust
42,052	Series 2023-5-A	7.18%(a)	04/15/2031	42,119
127,771	Series 2024-1-A	6.66%(a)	07/15/2031	130,004
	Retained Vantage Data Centers Issuer LLC
500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	498,530
	Total Asset Backed Obligations (Cost $2,597,524)			2,604,965

COLLATERALIZED LOAN OBLIGATIONS - 14.4%
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.74%(a)	07/17/2034	500,592
	CFIP CLO Ltd.
500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.76%(a)	01/20/2035	500,548
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	9.14%(a)	07/18/2029	507,834
	Palmer Square CLO Ltd.
500,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.71%(a)	07/15/2034	500,568
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.68%(a)	04/15/2036	500,424
	Shackleton CLO Ltd.
418,630	Series 2015-7RA-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.71%(a)	07/15/2031	418,925
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.73%(a)	07/15/2034	500,281
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.71%(a)	07/20/2034	1,001,200
	Venture CDO Ltd.
314,497	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	6.37%(a)	09/07/2030	314,713
	Wellfleet CLO Ltd.
500,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.78%(a)	07/15/2034	500,140
	Total Collateralized Loan Obligations (Cost $5,224,928)			5,245,225

FOREIGN CORPORATE BONDS - 4.0%
166,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	147,267
10,000	Algonquin Power & Utilities Corp.	5.37%(b)	06/15/2026	10,125
66,000	Avolon Holdings Funding Ltd.	2.13%(a)	02/21/2026	63,519
100,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%	07/01/2030	97,752

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%	12/18/2029	198,096
48,000	Bank of Nova Scotia	4.75%	02/02/2026	48,335
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	190,382
47,000	Commonwealth Bank of Australia (SOFR + 0.63%)	5.54%(a)	09/12/2025	47,152
55,000	Glencore Funding LLC	1.63%(a)	09/01/2025	53,554
47,000	Glencore Funding LLC (SOFR + 1.06%)	6.36%(a)	04/04/2027	47,222
165,630	Guara Norte Sarl	5.20%	06/15/2034	157,884
180,000	Millicom International Cellular SA	6.63%	10/15/2026	180,166
200,000	Multibank, Inc.	7.75%(a)	02/03/2028	210,197
5,000	South Bow USA Infrastructure Holdings LLC	4.91%(a)	09/01/2027	5,039
	Total Foreign Corporate Bonds (Cost $1,387,968)			1,456,690

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
126,736	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	99,813
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%	05/15/2025	199,643
84,292	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	85,693
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $373,642)			385,149

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.4%
	Arbor Multifamily Mortgage Securities Trust
1,626,470	Series 2021-MF2-XA	1.22%(a)(c)(d)	06/15/2054	89,622
	Arbor Realty Trust, Inc.
67,506	Series 2021-FL3-A (1 mo. Term SOFR + 1.18%, 1.18% Floor)	6.28%(a)	08/15/2034	67,434
84,555	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.95%(a)	05/15/2037	84,681
	AREIT Trust
75,084	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.59%(a)	01/20/2037	75,073
	BANK
2,730,094	Series 2021-BN36-XA	1.00%(c)(d)	09/15/2064	102,610
	BB-UBS Trust
3,844,000	Series 2012-SHOW-XB	0.28%(a)(c)(d)	11/05/2036	34
	BDS Ltd.
71,885	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.48%(a)	12/16/2036	71,552
	Benchmark Mortgage Trust
4,373,032	Series 2018-B2-XA	0.59%(c)(d)	02/15/2051	50,145
2,271,000	Series 2021-B26-XB	0.64%(a)(c)(d)	06/15/2054	78,406
1,786,067	Series 2021-B28-XA	1.38%(c)(d)	08/15/2054	108,156
	BrightSpire Capital, Inc.
62,733	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.23%(a)	08/19/2038	62,528
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	6.91%(a)	08/19/2037	100,189
	BX Trust
99,393	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.14%(a)	10/15/2037	99,177
99,235	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	6.13%(a)	12/15/2038	98,502
89,725	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.90%(a)	10/15/2038	89,048
103,739	Series 2022-PSB-A (1 mo. Term SOFR + 2.45%, 2.45% Floor)	7.55%(a)	08/15/2039	104,128
	Citigroup Commercial Mortgage Trust
2,603,431	Series 2016-C1-XA	1.98%(c)(d)	05/10/2049	54,115
100,000	Series 2016-P3-A4	3.33%	04/15/2049	97,639

132	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
	Citigroup/Deutsche Bank Commercial Mortgage Trust
165,000	Series 2016-C1-B	4.20%(c)	05/10/2049	152,628
	Commercial Mortgage Pass Through Certificates
5,790,048	Series 2015-CR27-XA	1.05%(c)(d)	10/10/2048	31,876
5,899,257	Series 2015-LC21-XD	1.21%(a)(c)(d)	07/10/2048	35,034
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.22%(a)(c)(d)	11/15/2054	151,419
	Computershare Corporate Trust
5,584,058	Series 2015-NXS2-XA	0.72%(c)(d)	07/15/2058	9,835
3,411,223	Series 2015-P2-XA	1.07%(c)(d)	12/15/2048	25,737
2,438,963	Series 2018-C48-XA	1.10%(c)(d)	01/15/2052	78,320
846,396	Series 2021-C59-XA	1.64%(c)(d)	04/15/2054	59,065
	Credit Suisse Mortgage Capital Certificates
164,000	Series 2017-TIME-A	3.65%(a)	11/13/2039	136,795
	Extended Stay America Trust
106,924	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.29%(a)	07/15/2038	106,877
	Franklin BSP Realty Trust, Inc.
90,595	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.84%(a)	02/15/2037	90,453
	FS Rialto
72,162	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.43%(a)	05/16/2038	71,928
81,330	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.46%(a)	11/16/2036	81,307
	Granite Point Mortgage Trust, Inc.
30,220	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.38%(a)	07/16/2035	29,894
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.64%(a)	03/15/2039	99,940
	Greystone Commercial Real Estate Notes
94,746	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	94,598
	GS Mortgage Securities Corp. II
4,161,233	Series 2016-GS4-XA	0.68%(c)(d)	11/10/2049	36,910
	KREF
99,798	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.27%(a)	02/15/2039	99,337
	Ladder Capital Commercial Mortgage Securities LLC
125,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	7.01%(a)	11/15/2038	123,216
125,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	7.41%(a)	11/15/2038	122,026
	LoanCore
60,480	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.51%(a)	07/15/2036	60,261
56,008	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.51%(a)	11/15/2038	55,946
92,919	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	6.89%(a)	01/17/2037	93,093
	Lument Finance Trust, Inc.
66,004	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.38%(a)	06/15/2039	66,127
	MF1 Multifamily Housing Mortgage Loan Trust
96,866	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.31%(a)	02/19/2037	96,633
59,492	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.11%(a)	06/19/2037	59,621
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.70%(a)	03/19/2039	100,342
	MFT Trust
186,000	Series 2020-ABC-D	3.59%(a)(c)	02/10/2042	90,246

Principal Amount $	Security Description	Rate	Maturity	Value $
	Morgan Stanley Bank of America Merrill Lynch Trust
90,000	Series 2015-C23-AS	4.00%(c)	07/15/2050	88,810
4,953,748	Series 2017-C34-XE	1.01%(a)(c)(d)	11/15/2052	114,386
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00%(a)(c)(d)	11/15/2024	15
	Ready Capital Corp.
44,155	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.17%(a)	11/25/2036	44,150
	SG Commercial Mortgage Securities LLC
1,971,807	Series 2016-C5-XA	1.98%(c)(d)	10/10/2048	43,974
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26%(a)(c)(d)	07/15/2041	251,246
	TPG Real Estate Finance Issuer Ltd.
50,758	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.40%(a)	03/15/2038	50,621
98,235	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.73%(a)	02/15/2039	98,028
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.54%(c)(d)	08/15/2050	66,373
	VMC Finance LLC
67,189	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	7.24%(a)	02/18/2039	67,289
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,301,471)			4,517,395

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
	AJAX Mortgage Loan Trust
202,463	Series 2021-C-A	5.12%(a)(b)	01/25/2061	202,607
	Chase Mortgage Finance Corp.
614,091	Series 2006-A1-2A2	5.82%(c)	09/25/2036	537,343
	Citigroup Mortgage Loan Trust, Inc.
50,860	Series 2006-AR2-1A2	5.34%(c)	03/25/2036	50,215
	COLT Funding LLC
447,703	Series 2021-HX1-A1	1.11%(a)(c)	10/25/2066	382,243
	Countrywide Alternative Loan Trust
310,978	Series 2007-9T1-1A6	6.00%	05/25/2037	153,930
	Credit Suisse Mortgage Capital Certificates
647,949	Series 2022-NQM1-A1	2.27%(a)(c)	11/25/2066	590,103
	Deutsche ALT-A Securities, Inc.
301,333	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.35%	02/25/2037	259,239
	Lehman XS Trust
134,499	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.39%	05/25/2037	104,044
	Merrill Lynch Alternative Note Asset
767,839	Series 2007-OAR5-1A1	3.76%(c)	10/25/2047	219,230
	Merrill Lynch Mortgage Backed Securities Trust
903,834	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	6.78%	08/25/2036	804,281
	Onslow Bay Mortgage Loan Trust
170,923	Series 2020-EXP2-A3	2.50%(a)(c)	05/25/2060	146,118
	PRPM LLC
282,560	Series 2021-4-A1	4.87%(a)(b)	04/25/2026	282,338
	RALI Trust
648,125	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	5.57%	06/25/2037	467,217
	Starwood Mortgage Residential Trust
500,000	Series 2020-2-M1E	3.00%(a)	04/25/2060	484,012
328,809	Series 2021-5-A1	1.92%(a)(c)	09/25/2066	281,099
	Velocity Commercial Capital Loan Trust
175,999	Series 2018-2-A	4.05%(a)(c)	10/26/2048	171,167
453,375	Series 2021-2-M2	2.20%(a)(c)	08/25/2051	352,989

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	133

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Vericrest Opportunity Loan Transferee
107,479	Series 2021-NPL1-A1	4.89%(a)(b)	02/27/2051	106,968

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,399,909)			5,595,143

US CORPORATE BONDS - 7.0%
13,000	AGCO Corp.	5.45%	03/21/2027	13,273
61,000	American Electric Power Co., Inc.	5.20%	01/15/2029	62,971
53,000	American Express Co. (SOFR + 1.00%)	6.06%	02/16/2028	53,418
11,000	American National Group, Inc.	5.75%	10/01/2029	11,071
56,000	Amgen, Inc.	5.51%	03/02/2026	56,020
29,000	Arrow Electronics, Inc.	5.15%	08/21/2029	29,465
73,000	Athene Global Funding (SOFR + 0.85%)	5.95%(a)	05/08/2026	72,951
65,000	Aviation Capital Group LLC	1.95%(a)	01/30/2026	62,642
58,000	Boeing Co.	4.88%	05/01/2025	57,790
34,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.53%	02/20/2026	34,099
46,000	Broadcom, Inc.	3.15%	11/15/2025	45,365
19,000	Broadcom, Inc.	4.35%	02/15/2030	18,968
33,000	Cadence Design Systems, Inc.	4.30%	09/10/2029	33,139
22,000	Campbell Soup Co.	5.20%	03/19/2027	22,581
53,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	53,074
73,000	Crown Castle, Inc.	4.90%	09/01/2029	74,232
12,000	Darden Restaurants, Inc.	4.35%	10/15/2027	11,997
30,000	Elevance Health, Inc.	5.15%	06/15/2029	31,137
51,000	Energy Transfer LP	6.05%	12/01/2026	52,827
27,000	Equifax, Inc.	4.80%	09/15/2029	27,317
21,000	Essential Utilities, Inc.	4.80%	08/15/2027	21,286
32,000	Exelon Corp.	5.15%	03/15/2029	33,169
57,000	Expedia Group, Inc.	6.25%(a)	05/01/2025	57,152
66,000	Fiserv, Inc.	4.75%	03/15/2030	67,311
54,000	Ford Motor Co.	4.35%	12/08/2026	53,554
60,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	61,149
61,000	General Motors Financial Co., Inc.	5.25%	03/01/2026	61,428
51,000	Genuine Parts Co.	4.95%	08/15/2029	51,897
39,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	5.65%	03/18/2027	39,015
54,000	HCA, Inc.	5.38%	02/01/2025	54,023
59,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	58,862
30,000	Hyundai Capital America	4.55%(a)	09/26/2029	29,947
17,000	Illumina, Inc.	4.65%	09/09/2026	17,116
52,000	JPMorgan Chase & Co.	3.90%	07/15/2025	51,814
52,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.13%	04/22/2028	52,110
30,000	Kroger Co.	4.60%	08/15/2027	30,263
29,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	28,758
28,000	Marriott International, Inc./MD	4.80%	03/15/2030	28,409
10,000	Microchip Technology, Inc.	4.25%	09/01/2025	9,956
49,000	Morgan Stanley	3.88%	01/27/2026	48,800
28,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	28,121
45,000	NiSource, Inc.	5.20%	07/01/2029	46,617
25,000	Occidental Petroleum Corp.	5.20%	08/01/2029	25,434
49,000	ONEOK, Inc.	4.40%	10/15/2029	48,849
58,000	Oracle Corp.	5.80%	11/10/2025	58,925
29,000	Pacific Gas and Electric Co.	4.95%	06/08/2025	28,983
15,000	Pacific Gas and Electric Co.	2.10%	08/01/2027	14,060
53,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40%(a)	07/01/2027	53,037
29,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%	06/12/2026	29,195
29,000	Quanta Services, Inc.	4.75%	08/09/2027	29,315
52,000	Ryder System, Inc.	5.25%	06/01/2028	53,694

Principal Amount $	Security Description	Rate	Maturity	Value $
12,000	Sherwin-Williams Co.	4.55%	03/01/2028	12,163
12,000	Sonoco Products Co.	4.45%	09/01/2026	12,008
53,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	54,089
57,000	Truist Financial Corp. (SOFR + 1.46%)	4.26%	07/28/2026	56,786
35,000	US Bancorp (SOFR + 1.25%)	5.10%	07/23/2030	36,036
52,000	Veralto Corp.	5.50%	09/18/2026	53,196
61,000	VICI Properties LP / VICI Note Co., Inc.	4.25%(a)	12/01/2026	60,452
58,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%	10/30/2025	57,843
43,000	Wells Fargo & Co. (SOFR + 1.07%)	6.28%	04/22/2028	43,206
53,000	Welltower OP LLC	4.00%	06/01/2025	52,695
28,000	Williams Cos., Inc.	4.80%	11/15/2029	28,419
	Total US Corporate Bonds (Cost $2,533,280)			2,563,479

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.7%
	Federal National Mortgage Association
1,357,530	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	5.94%	09/25/2043	1,351,897
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,313,622)			1,351,897

US GOVERNMENT AND AGENCY OBLIGATIONS - 14.8%
510,000	United States Treasury Note/Bond	0.75%	03/31/2026	487,827
600,000	United States Treasury Note/Bond	0.75%	05/31/2026	571,570
450,000	United States Treasury Note/Bond	0.63%	07/31/2026	425,900
1,000,000	United States Treasury Note/Bond	0.88%	09/30/2026	947,344
400,000	United States Treasury Note/Bond	0.63%	03/31/2027	371,937
400,000	United States Treasury Note/Bond	0.50%	06/30/2027	368,063
2,600,000	United States Treasury Note/Bond	0.88%	11/15/2030	2,213,301
	Total US Government and Agency Obligations (Cost $5,320,353)			5,385,942

Shares
AFFILIATED MUTUAL FUNDS - 4.5%
182,522	DoubleLine Floating Rate Fund - Class I		1,639,049
	Total Affiliated Mutual Funds (Cost $1,737,611)		1,639,049

SHORT TERM INVESTMENTS - 6.2%
755,694	First American Government Obligations Fund - U	4.84%(e)	755,694
755,694	JPMorgan US Government Money Market Fund - IM	4.86%(e)	755,694
755,694	MSILF Government Portfolio - Institutional	4.83%(e)	755,694
	Total Short Term Investments (Cost $2,267,082)		2,267,082
	Total Investments - 90.6% (Cost $35,457,390)		33,012,016
	Other Assets in Excess of Liabilities - 9.4%		3,405,756
	NET ASSETS - 100.0%		$36,417,772

134	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
US Corporate Bonds	7.0%
Short Term Investments	6.2%
Affiliated Mutual Funds	4.5%
Foreign Corporate Bonds	4.0%
US Government and Agency Mortgage Backed Obligations	3.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Other Assets and Liabilities	9.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
US Government and Agency Obligations	14.8%
Collateralized Loan Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	7.1%
Short Term Investments	6.2%
Affiliated Mutual Funds	4.5%
US Government and Agency Mortgage Backed Obligations	3.7%
Banking	3.6%
Transportation	1.2%
Energy	1.1%
Technology	0.9%
Mining	0.8%
Telecommunications	0.7%
Utilities	0.5%
Healthcare	0.5%
Automotive	0.4%
Finance	0.4%
Hotels/Motels/Inns and Casinos	0.3%
Pharmaceuticals	0.2%
Insurance	0.2%
Aerospace & Defense	0.2%
Commercial Services	0.2%
Media	0.2%
Diversified Manufacturing	0.1%
Real Estate	0.1%
Retailers (other than Food/Drug)	0.1%
Health Care	0.1%
Food/Drug Retailers	0.1%
Industrial Equipment	0.1%
Food Products	0.1%
Construction	0.0%(f)
Chemicals/Plastics	0.0%(f)
Containers and Glass Products	0.0%(f)
Food Service	0.0%(f)
Other Assets and Liabilities	9.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Interest only security
(e)	Seven-day yield as of period end.
(f)	Represents less than 0.05% of net assets.
CMT Constant Maturity Treasury Rate
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	135

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	04/23/2025	$14,900,000	EUR	$1,095,959	$ —	$1,095,959
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	01/08/2025	10,000,000	EUR	963,418	—	963,418
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/05/2025	2,800,000	EUR	269,757	—	269,757
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	Barclays Capital, Inc.	Long	0.20%	Termination	11/20/2024	3,000,000	EUR	92,277	—	92,277
								$2,421,411	$—	$2,421,411

(1)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of September 30, 2024, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR  Euro
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
10/09/2024	J.P. Morgan Securities, Inc.	11,566,760	USD	$11,566,760	10,700,000	EUR	$11,915,110	$348,350
06/04/2025	Goldman Sachs	14,123,231	USD	14,123,231	12,800,000	EUR	14,385,362	262,131
02/05/2025	Barclays Capital, Inc.	9,383,377	USD	9,383,377	8,600,000	EUR	9,622,210	238,834
02/05/2025	Goldman Sachs	5,675,472	USD	5,675,472	5,200,000	EUR	5,818,080	142,608
10/09/2024	Goldman Sachs	3,227,897	USD	3,227,897	3,000,000	EUR	3,340,685	112,788
02/05/2025	J.P. Morgan Securities, Inc.	432,499	USD	432,499	400,000	EUR	447,545	15,045
10/09/2024	Barclays Capital, Inc.	322,692	USD	322,692	300,000	EUR	334,068	11,377
06/04/2025	J.P. Morgan Securities, Inc.	665,006	USD	665,006	600,000	EUR	674,314	9,308
06/04/2025	Barclays Capital, Inc.	500,000	EUR	561,928	551,509	USD	551,509	(10,419)
06/04/2025	J.P. Morgan Securities, Inc.	700,000	EUR	786,699	772,221	USD	772,221	(14,479)
02/05/2025	J.P. Morgan Securities, Inc.	1,000,000	EUR	1,118,862	1,096,918	USD	1,096,919	(21,943)
06/04/2025	Goldman Sachs	2,000,000	EUR	2,247,713	2,214,004	USD	2,214,004	(33,709)
02/05/2025	Barclays Capital, Inc.	2,700,000	EUR	3,020,926	2,953,305	USD	2,953,305	(67,621)
10/09/2024	J.P. Morgan Securities, Inc.	4,000,000	EUR	4,454,247	4,327,582	USD	4,327,582	(126,665)
								$865,605

EUR Euro
USD US Dollar
Affiliated Mutual Funds
A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended September 30, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2024	Change in Unrealized for the Period Ended September 30, 2024	Value at September 30, 2024	Shares Held at September 30, 2024	Dividend Income Earned for the Period Ended September 30, 2024
DoubleLine Floating Rate Fund (Class I)	$2,347,465	$ —	$(700,000)	$(35,099)	$26,683	$1,639,049	182,522	$77,471

136	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund	(Unaudited) September 30, 2024

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 19.6%
BRAZIL - 0.7%
550,000 BRL	Simpar Finance SARL	10.75%(a)	02/12/2028	84,049

CHINA - 4.7%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%	04/27/2032	294,147
2,210,000 CNY	International Bank for Reconstruction & Development	2.00%	02/18/2026	315,695
				609,842

COLOMBIA - 1.4%
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38%(a)	11/08/2027	181,352

INDIA - 2.7%
11,500,000 INR	Asian Development Bank	6.20%	10/06/2026	136,680
18,000,000 INR	International Bank for Reconstruction & Development	6.85%	04/24/2028	217,004
				353,684

INDONESIA - 2.3%
4,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%	02/07/2028	301,744

MEXICO - 4.4%
4,500,000 MXN	America Movil SAB de CV	10.30%	01/30/2034	231,701
6,900,000 MXN	International Finance Corp.	7.50%	01/18/2028	341,250
				572,951

POLAND - 3.4%
1,840,000 PLN	European Investment Bank	3.00%	11/25/2029	435,381
	Total Foreign Corporate Bonds (Cost $2,613,375)			2,539,003

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 77.5%
BRAZIL - 9.3%
1,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2025	182,990
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2027	351,444
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2029	340,431
2,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2031	330,575
				1,205,440

CHILE - 0.8%
90,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	4.50%	03/01/2026	99,421

COLOMBIA - 1.3%
350,000,000 COP	Colombian TES	6.25%	11/26/2025	82,540
350,000,000 COP	Colombian TES	7.50%	08/26/2026	82,246
				164,786

CZECH REPUBLIC - 4.5%
10,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	455,517
2,700,000 CZK	Czech Republic Government Bond	4.90%	04/14/2034	130,164
				585,681

Principal Amount	Security Description	Rate	Maturity	Value $
HUNGARY - 3.9%
90,000,000 HUF	Hungary Government Bond	2.50%	10/24/2024	251,632
45,000,000 HUF	Hungary Government Bond	3.00%	10/27/2027	117,055
53,000,000 HUF	Hungary Government Bond	4.75%	11/24/2032	136,814
				505,501

INDIA - 1.2%
12,000,000 INR	Export-Import Bank of Korea	8.10%	10/16/2030	149,414

INDONESIA - 9.9%
6,065,000,000 IDR	Indonesia Treasury Bond	8.25%	05/15/2029	433,252
1,800,000,000 IDR	Indonesia Treasury Bond	7.00%	02/15/2033	123,426
6,170,000,000 IDR	Indonesia Treasury Bond	8.38%	03/15/2034	461,492
3,662,000,000 IDR	Indonesia Treasury Bond	7.50%	06/15/2035	259,775
				1,277,945

MALAYSIA - 4.7%
1,200,000 MYR	Malaysia Government Bond	3.50%	05/31/2027	292,271
1,300,000 MYR	Malaysia Government Bond	3.58%	07/15/2032	312,336
				604,607

MEXICO - 6.8%
5,900,000 MXN	Mexican Bonos	5.00%	03/06/2025	292,858
6,250,000 MXN	Mexican Bonos	5.75%	03/05/2026	301,383
5,980,000 MXN	Mexican Bonos	7.75%	05/29/2031	282,561
				876,802

PERU - 4.0%
1,670,000 PEN	Peru Government Bond	5.40%	08/12/2034	423,552
350,000 PEN	Peruvian Government International Bond	6.90%	08/12/2037	97,377
				520,929

PHILIPPINES - 0.6%
4,500,000 PHP	Philippine Government Bond	6.88%	01/10/2029	84,408

POLAND - 5.8%
1,160,000 PLN	Republic of Poland Government Bond	3.25%	07/25/2025	299,540
2,200,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	454,202
				753,742

ROMANIA - 4.5%
830,000 RON	Romania Government Bond	3.70%	11/25/2024	185,493
1,100,000 RON	Romania Government Bond	8.00%	04/29/2030	263,103
600,000 RON	Romania Government Bond	7.35%	04/28/2031	139,961
				588,557

SOUTH AFRICA - 15.3%
8,000,000 ZAR	Republic of South Africa Government Bond	8.00%	01/31/2030	447,025
6,760,000 ZAR	Republic of South Africa Government Bond	8.25%	03/31/2032	366,714
12,160,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	651,830
10,120,000 ZAR	Republic of South Africa Government Bond	8.50%	01/31/2037	508,861
				1,974,430

THAILAND - 4.9%
6,150,000 THB	Thailand Government Bond	3.85%	12/12/2025	194,913
6,250,000 THB	Thailand Government Bond	3.35%	06/17/2033	207,776
8,000,000 THB	Thailand Government Bond	1.59%	12/17/2035	226,037
				628,726
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $10,284,640)			10,020,389

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	137

(Unaudited) September 30, 2024

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 1.5%
64,833 USD	BlackRock Liquidity FedFund - Institutional	4.83%(b)	64,833
64,835 USD	Fidelity Government Portfolio - Institutional	4.83%(b)	64,835
64,834 USD	MSILF Government Portfolio - Institutional	4.83%(b)	64,834
	Total Short Term Investments (Cost $194,502)		194,502
	Total Investments - 98.6% (Cost $13,092,517)		12,753,894
	Other Assets in Excess of Liabilities - 1.4%		179,401
	NET ASSETS - 100.0%		$12,933,295

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	77.5%
Foreign Corporate Bonds	19.6%
Short Term Investments	1.5%
Other Assets and Liabilities	1.4%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	77.5%
Finance	15.8%
Telecommunications	1.8%
Short Term Investments	1.5%
Utilities	1.3%
Transportation	0.7%
Other Assets and Liabilities	1.4%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
South Africa	15.3%
Indonesia	12.2%
Mexico	11.2%
Brazil	10.0%
Poland	9.2%
Thailand	4.9%
China	4.7%
Malaysia	4.7%
Romania	4.5%
Czech Republic	4.5%
Peru	4.0%
Hungary	3.9%
India	3.9%
Colombia	2.7%
United States	1.5%
Chile	0.8%
Philippines	0.6%
Other Assets and Liabilities	1.4%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Seven-day yield as of period end.
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand
138	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Income Fund	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 8.7%
	Affirm, Inc.
500,000	Series 2023-B-D	8.78%(a)	09/15/2028	513,276
	APL Finance DAC
548,000	Series 2023-1A-C	8.50%(a)	07/21/2031	557,673
	Apollo Aviation Securitization Equity Trust
497,899	Series 2024-1A-B	6.90%(a)	05/16/2049	510,111
	Bojangles Issuer LLC
245,625	Series 2020-1A-A2	3.83%(a)	10/20/2050	244,619
	Compass Datacenters LLC
500,000	Series 2024-1A-B	7.00%(a)	02/25/2049	516,207
	Hardee’s Funding
497,500	Series 2024-1A-A2	7.25%(a)	03/20/2054	515,390
	Helios Issuer LLC
1,073,747	Series 2019-AA-B	4.49%(a)	06/20/2046	954,220
	Hotwire Funding LLC
1,000,000	Series 2021-1-B	2.66%(a)	11/20/2051	935,085
	Lunar Structured Aircraft Portfolio Notes
733,052	Series 2021-1-C	5.68%(a)	10/15/2046	687,942
	MAPS Ltd.
29,799	Series 2021-1A-C	5.44%(a)	06/15/2046	28,352
	Marlette Funding Trust
500,000	Series 2022-3A-C	6.89%(a)	11/15/2032	508,585
	Retained Vantage Data Centers Issuer LLC
500,000	Series 2023-1A-B	5.75%(a)	09/15/2048	488,514
	Start Ltd./Bermuda
231,025	Series 2019-1-C	6.41%(a)	03/15/2044	215,299
	Switch ABS Issuer LLC
500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	506,707
750,000	Series 2024-2A-C	10.03%(a)	06/25/2054	785,402
	WAVE USA
2,500,170	Series 2019-1-C	6.41%(a)	09/15/2044	885,503
	Total Asset Backed Obligations (Cost $10,330,632)			8,852,885

COLLATERALIZED LOAN OBLIGATIONS - 21.6%
	Aimco CDO
700,000	Series 2021-15A-E (3 mo. Term SOFR + 6.21%, 5.95% Floor)	11.50%(a)	10/17/2034	705,571
	Bain Capital Credit CLO
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%(a)	04/16/2037	509,049
	Battalion CLO Ltd.
1,000,000	Series 2021-21A-B (3 mo. Term SOFR + 2.01%, 1.75% Floor)	7.31%(a)	07/15/2034	1,001,269
	Canyon Capital CLO Ltd.
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.67%, 6.41% Floor)	11.97%(a)	04/15/2034	479,656
	Canyon CLO
500,000	Series 2021-3A-E (3 mo. Term SOFR + 6.46%, 6.20% Floor)	11.76%(a)	07/15/2034	489,335
	Carlyle Global Market Strategies
500,000	Series 2018-4A-D1R (3 mo. Term SOFR + 3.10%, 3.10% Floor)	7.97%(a)	10/17/2037	502,606
500,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%(a)	04/25/2037	509,062
	CarVal CLO
500,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	7.38%(a)	04/20/2037	504,549
1,000,000	Series 2024-1A-D (3 mo. Term SOFR + 3.90%, 3.90% Floor)	9.18%(a)	04/20/2037	1,025,554
	Clover CLO
500,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	6.85%(a)	04/20/2037	501,186

Principal Amount $	Security Description	Rate	Maturity	Value $
	Elmwood CLO
500,000	Series 2024-4A-E (3 mo. Term SOFR + 6.00%, 6.00% Floor)	11.34%(a)	04/17/2037	510,019
	Empower CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.75%, 3.75% Floor)	9.06%(a)	04/25/2037	511,174
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2022-14A-DR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	8.28%(a)	07/20/2037	1,017,144
500,000	Series 2024-19A-D (3 mo. Term SOFR + 3.40%, 3.40% Floor)	8.68%(a)	04/20/2037	509,373
	Harvest US CLO
500,000	Series 2024-1A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.78%(a)	04/18/2037	499,136
	Katayma CLO Ltd.
1,000,000	Series 2023-1A-D (3 mo. Term SOFR + 5.25%, 5.25% Floor)	10.53%(a)	10/20/2036	1,004,115
500,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	6.94%(a)	04/20/2037	502,266
500,000	Series 2024-2A-D (3 mo. Term SOFR + 4.50%, 4.50% Floor)	9.79%(a)	04/20/2037	512,796
	MidOcean Credit CLO
500,000	Series 2018-9A-D (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.84%(a)	07/20/2031	501,645
	Octagon Investment Partners Ltd.
1,000,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.46%(a)	07/15/2029	1,025,813
500,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.40%(a)	07/25/2030	502,193
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.76%, 6.50% Floor)	12.06%(a)	04/15/2034	463,768
	Point Au Roche Park CLO
500,000	Series 2021-1A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.64%(a)	07/20/2034	503,410
	Rockford Tower CLO Ltd.
1,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	6.94%(a)	04/20/2037	1,003,796
	RR Ltd./Cayman Islands
1,000,000	Series 2017-2A-DR (3 mo. Term SOFR + 6.06%, 5.80% Floor)	11.36%(a)	04/15/2036	1,004,645
	Sound Point CLO Ltd.
500,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.05%(a)	10/25/2034	490,726
1,000,000	Series 2020-1A-ER (3 mo. Term SOFR + 7.12%, 7.12% Floor)	12.40%(a)	07/20/2034	947,837
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.80%(a)	10/25/2034	489,762
	Steele Creek CLO Ltd.
940,000	Series 2014-1RA-D (3 mo. Term SOFR + 3.06%, 2.80% Floor)	8.34%(a)	04/21/2031	942,813
	Trimaran CAVU LLC
2,000,000	Series 2019-2A-C (3 mo. Term SOFR + 4.98%, 4.72% Floor)	10.26%(a)	11/26/2032	1,996,299
	Wellfleet CLO Ltd.
500,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	9.09%(a)	07/20/2032	492,983
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.06%(a)	01/15/2035	498,008
	Total Collateralized Loan Obligations (Cost $21,983,774)			22,157,558

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 21.9%
	ACREC Trust
300,000	Series 2023-FL2-B (1 mo. Term SOFR + 3.48%, 3.48% Floor)	8.58%(a)	02/19/2038	303,172
	Alen Mortgage Trust
1,000,000	Series 2021-ACEN-F (1 mo. Term SOFR + 5.11%, 5.00% Floor)	10.21%(a)	04/15/2034	357,500
	Arbor Realty Trust, Inc.
329,273	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	6.79%(a)	01/15/2037	328,128

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	139

(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
338,219	Series 2022-FL2-A (1 mo. Term SOFR + 1.85%, 1.85% Floor)	6.95%(a)	05/15/2037	338,723
	AREIT Trust
400,000	Series 2021-CRE5-B (1 mo. Term SOFR + 1.93%, 1.82% Floor)	7.02%(a)	11/17/2038	399,977
246,491	Series 2023-CRE8-A (1 mo. Term SOFR + 2.11%, 2.11% Floor)	7.19%(a)	08/17/2041	248,051
	Banc of America Re-Remic Trust
200,000	Series 2015-200P-D	3.72%(a)(b)	04/14/2033	194,519
	BANK
350,000	Series 2019-BN19-A2	2.93%	08/15/2061	322,811
350,000	Series 2021-BN34-ASB	2.19%	06/15/2063	319,982
	BANK5 Trust
350,000	Series 2024-5YR9-C	6.42%(b)	08/15/2057	361,129
	BBCMS Trust
11,317,320	Series 2024-5C27-XA	1.04%(a)(b)(c)	07/15/2057	383,739
	Benchmark Mortgage Trust
375,000	Series 2019-B13-A3	2.70%	08/15/2057	346,010
217,939	Series 2020-B16-A2	2.88%	02/15/2053	215,386
350,000	Series 2024-V9-A3	5.60%	08/15/2057	363,610
	BFLD Trust
125,000	Series 2024-VICT-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	6.99%(a)	07/15/2041	125,249
	BLP Commercial Mortgage Trust
180,000	Series 2024-IND2-A (1 mo. Term SOFR + 1.34%, 1.34% Floor)	6.44%(a)	03/15/2041	179,462
	BMO Mortgage Trust
250,000	Series 2024-5C6-A3	5.32%	09/15/2057	257,669
	BrightSpire Capital, Inc.
156,832	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.23%(a)	08/19/2038	156,320
	BSPRT Co.-Issuer LLC
250,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.36%(a)	09/15/2035	252,527
	BX Trust
239,713	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.14%(a)	10/15/2037	239,191
269,966	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	5.94%(a)	10/15/2036	268,265
396,941	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	6.13%(a)	12/15/2038	394,008
173,028	Series 2021-VINO-A (1 mo. Term SOFR + 0.77%, 0.77% Floor)	5.86%(a)	05/15/2038	172,160
240,000	Series 2021-VOLT-B (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.16%(a)	09/15/2036	237,922
128,179	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	5.90%(a)	10/15/2038	127,212
197,401	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	6.11%(a)	02/15/2039	196,429
190,000	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	6.79%(a)	08/15/2039	190,578
442,727	Series 2024-MF-A (1 mo. Term SOFR + 1.44%, 1.44% Floor)	6.54%(a)	02/15/2039	442,949
	CEDR Commercial Mortgage Trust
350,000	Series 2022-SNAI-A (1 mo. Term SOFR + 0.99%, 0.99% Floor)	6.08%(a)	02/15/2039	333,975
	CENT Trust
250,000	Series 2023-CITY-A (1 mo. Term SOFR + 2.62%, 2.62% Floor)	7.72%(a)	09/15/2038	251,001
	Citigroup Commercial Mortgage Trust
251,298	Series 2014-GC21-B	4.33%(b)	05/10/2047	244,217
	Computershare Corporate Trust
180,000	Series 2015-C28-A4	3.54%	05/15/2048	178,275
539,000	Series 2015-LC22-A4	3.84%	09/15/2058	533,012
489,610	Series 2019-C50-A4	3.47%	05/15/2052	470,720
200,000	Series 2019-JWDR-C	3.14%(a)(b)	09/15/2031	192,363
2,050,000	Series 2024-C63-XD	2.51%(a)(b)(c)	08/15/2057	353,615
	Credit Suisse Mortgage Capital Certificates
510,000	Series 2017-PFHP-A (1 mo. Term SOFR + 1.00%, 0.95% Floor)	6.09%(a)	12/15/2030	492,180

Principal Amount $	Security Description	Rate	Maturity	Value $
139,000	Series 2021-B33-A2	3.17%(a)	10/10/2043	123,461
	CSAIL Commercial Mortgage Trust
367,924	Series 2017-CX9-A4	3.18%	09/15/2050	356,216
	DBCG Mortgage Trust
233,893	Series 2017-BBG-A (Prime Rate + 0.00%, 0.00% Floor)	8.50%(a)	06/15/2034	233,914
	Extended Stay America Trust
445,518	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.29%(a)	07/15/2038	445,320
	FS Rialto
288,647	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.43%(a)	05/16/2038	287,712
406,649	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.46%(a)	11/16/2036	406,533
	Granite Point Mortgage Trust, Inc.
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	6.98%(a)	12/15/2036	287,724
	Great Wolf Trust
200,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	6.79%(a)	05/15/2041	200,347
	Greystone Commercial Real Estate Notes
284,237	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.23%(a)	07/15/2039	283,795
	GS Mortgage Securities Corp. II
125,000	Series 2021-IP-C (1 mo. Term SOFR + 1.66%, 1.55% Floor)	6.76%(a)	10/15/2036	122,999
125,000	Series 2021-STAR-D (1 mo. Term SOFR + 2.01%, 1.90% Floor)	7.11%(a)	12/15/2036	120,540
	JP Morgan Chase Commercial Mortgage Securities
1,000,000	Series 2019-UES-G	4.60%(a)(b)	05/05/2032	854,348
	JPMBB Commercial Mortgage Securities Trust
268,139	Series 2014-C21-C	4.72%(b)	08/15/2047	263,453
300,000	Series 2014-C23-UH5	4.71%(a)	09/15/2047	291,217
365,000	Series 2015-C27-A4	3.18%	02/15/2048	357,787
292,036	Series 2015-C31-A3	3.80%	08/15/2048	288,113
250,000	Series 2015-C33-AS	4.02%	12/15/2048	245,035
	LFT CRE Ltd.
300,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.96%(a)	06/15/2039	295,478
	LoanCore
300,000	Series 2021-CRE5-AS (1 mo. Term SOFR + 1.86%, 1.86% Floor)	6.96%(a)	07/15/2036	298,197
168,024	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.51%(a)	11/15/2038	167,837
	Lument Finance Trust, Inc.
330,020	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.38%(a)	06/15/2039	330,634
	MF1 Multifamily Housing Mortgage Loan Trust
373,908	Series 2021-FL6-A (1 mo. Term SOFR + 1.21%, 1.10% Floor)	6.23%(a)	07/16/2036	372,704
250,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	6.88%(a)	10/16/2036	245,139
297,460	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.11%(a)	06/19/2037	298,106
300,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	6.70%(a)	03/19/2039	301,027
250,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.51%(a)	08/18/2041	250,384
	MHC Commercial Mortgage Trust
301,996	Series 2021-MHC-A (1 mo. Term SOFR + 0.92%, 0.80% Floor)	6.01%(a)	04/15/2038	300,808
	Morgan Stanley Capital I, Inc.
300,000	Series 2016-UB11-AS	2.98%	08/15/2049	284,699
	PFP III Ltd.
300,000	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.57%(a)	09/17/2039	300,524
	Ready Capital Corp.
309,087	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.17%(a)	11/25/2036	309,047
98,704	Series 2022-FL9-A (1 mo. Term SOFR + 2.47%, 2.47% Floor)	7.32%(a)	06/25/2037	99,515

140	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
106,009	Series 2023-FL12-A (1 mo. Term SOFR + 2.34%, 2.34% Floor)	7.19%(a)	05/25/2038	106,783
	SREIT Trust
500,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	6.03%(a)	11/15/2036	497,186
	Starwood Property Mortgage Trust
197,317	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.33%(a)	04/18/2038	195,119
296,509	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	6.69%(a)	11/15/2038	294,403
400,000	Series 2022-FL3-B (30 day avg SOFR US + 1.95%, 1.95% Floor)	7.29%(a)	11/15/2038	388,680
	TPG Real Estate Finance Issuer Ltd.
152,273	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.40%(a)	03/15/2038	151,862
300,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.05%(a)	03/15/2038	297,226
250,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.23%(a)	02/15/2039	248,592
	UBS-Barclays Commercial Mortgage Trust
281,000	Series 2013-C5-D	3.84%(a)(b)	03/10/2046	206,422
	VMC Finance LLC
250,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.91%, 1.91% Floor)	6.93%(a)	06/16/2036	247,738
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $23,089,152)			22,428,660

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 29.2%
	Connecticut Avenue Securities Trust
1,500,000	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 1.90% Floor)	6.98%(a)	07/25/2044	1,505,343
	Credit Suisse Mortgage Capital Certificates
1,372,000	Series 2021-NQM4-B2	4.18%(a)(b)	05/25/2066	1,062,647
	Cross Mortgage Trust
1,089,400	Series 2024-H1-A1	6.09%(a)(d)	12/25/2068	1,101,973
	Fannie Mae Connecticut Avenue Securities
1,300,000	Series 2022-R01-1M2 (30 day avg SOFR US + 1.90%, 0.00% Floor)	7.18%(a)	12/25/2041	1,316,729
1,250,000	Series 2023-R01-1M2 (30 day avg SOFR US + 3.75%, 0.00% Floor)	9.01%(a)	12/25/2042	1,341,759
1,300,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	7.08%(a)	01/25/2044	1,316,563
1,000,000	Series 2024-R02-1B1 (30 day avg SOFR US + 2.50%, 2.50% Floor)	7.78%(a)	02/25/2044	1,020,958
1,200,000	Series 2024-R03-2M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.21%(a)	03/25/2044	1,211,089
1,250,000	Series 2024-R04-1B1 (30 day avg SOFR US + 2.20%, 0.00% Floor)	7.48%(a)	05/25/2044	1,257,919
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,200,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.23%(a)	02/25/2044	1,208,885
1,000,000	Series 2024-HQA1-M2 (30 day avg SOFR US + 2.00%, 0.00% Floor)	7.28%(a)	03/25/2044	1,006,695
	Onslow Bay Mortgage Loan Trust
956,583	Series 2024-NQM10-A1	6.18%(a)(d)	05/25/2064	972,352
1,119,625	Series 2024-NQM2-A1	5.88%(a)(d)	12/25/2063	1,133,618
	Pretium Mortgage Credit Partners LLC
1,083,357	Series 2024-NPL2-A1	7.02%(a)(d)	02/25/2054	1,092,713
1,449,702	Series 2024-NPL3-A1	7.52%(a)(d)	04/27/2054	1,472,454
1,237,943	Series 2024-NPL4-A1	7.00%(a)(d)	07/25/2054	1,253,614
	Progress Residential Trust
1,200,000	Series 2024-SFR2-D	3.40%(a)(b)	04/17/2041	1,105,857
	PRPM LLC
1,471,303	Series 2024-4-A1	6.41%(a)(d)	08/25/2029	1,490,192
	SGR Residential Mortgage Trust
1,250,000	Series 2021-1-B2	4.30%(a)(b)	07/25/2061	960,805
	Velocity Commercial Capital Loan Trust
168,735	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	145,704

Principal Amount $	Security Description	Rate	Maturity	Value $
93,257	Series 2019-1-M5	5.70%(a)(b)	03/25/2049	81,854
150,720	Series 2019-1-M6	6.79%(a)(b)	03/25/2049	121,589
	Vericrest Opportunity Loan Transferee
1,135,894	Series 2021-NPL5-A2	4.83%(a)(d)(e)	03/27/2051	1,107,399
	Verus Securitization Trust
1,400,000	Series 2020-5-B2	4.71%(a)(b)	05/25/2065	1,340,658
1,500,000	Series 2021-3-B2	3.96%(a)(b)	06/25/2066	1,125,336
916,318	Series 2023-1-A1	5.85%(a)(d)	12/25/2067	921,665
1,000,000	Series 2024-1-M1	6.67%(a)(b)	01/25/2069	1,023,008
1,250,000	Series 2024-6-M1	6.18%(a)(b)	07/25/2069	1,272,131
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $30,658,248)			29,971,509

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 16.3%
	Federal Home Loan Mortgage Corp.
3,570,584	Series 413-F24 (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	6.38%	05/25/2054	3,578,480
1,785,292	Series 413-F25 (30 day avg SOFR US + 1.15%, 1.15% Floor, 7.00% Cap)	6.43%	05/25/2054	1,794,824
1,163,489	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(c)(f)	07/25/2050	176,781
3,928,989	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(c)(f)	06/25/2051	39,067
3,657,125	Series 5166-DI	3.00%(c)	09/15/2048	450,868
	Federal National Mortgage Association
3,856,364	Series 2019-57-LF (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.89%	10/25/2049	3,797,169
1,048,742	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.76%(c)(f)	08/25/2050	150,811
1,211,883	Series 2020-77-S (-1 x 30 day avg SOFR US + 4.15%, 0.00% Floor, 4.15% Cap)	0.00%(c)(f)	11/25/2050	67,484
2,146,574	Series 2020-77-SB (-1 x 30 day avg SOFR US + 4.10%, 0.00% Floor, 4.10% Cap)	0.00%(c)(f)	11/25/2050	109,218
958,517	Series 2020-M10-X2	1.84%(b)(c)	12/25/2030	62,772
1,913,495	Series 2020-M17-X1	1.46%(b)(c)	01/25/2028	50,840
	Government National Mortgage Association
1,256,451	Series 2015-124-AF (1 mo. Term SOFR + 0.36%, 0.25% Floor, 6.50% Cap)	5.33%	09/20/2045	1,234,908
1,922,368	Series 2016-33-UF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	5.53%	03/20/2046	1,907,654
2,145,707	Series 2020-138-IL	3.50%(c)	09/20/2050	344,278
1,588,479	Series 2020-142-SD (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(c)(f)	09/20/2050	242,620
931,883	Series 2020-189-SP (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(c)(f)	12/20/2050	141,553
2,182,496	Series 2020-196-DI	2.50%(c)	12/20/2050	311,720
3,560,977	Series 2021-125-AS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(c)(f)	07/20/2051	78,812
2,614,697	Series 2021-15-PI	3.00%(c)	01/20/2051	399,658
2,180,420	Series 2021-189-IO	0.88%(b)(c)	06/16/2061	147,321
1,739,794	Series 2021-197-IB	3.50%(c)	11/20/2051	319,474
2,406,149	Series 2021-2-IO	0.88%(b)(c)	06/16/2063	158,612
2,711,278	Series 2021-46-ES (-1 x 1 mo. Term SOFR + 2.69%, 0.00% Floor, 2.80% Cap)	0.00%(c)(f)	03/20/2051	40,754
4,142,280	Series 2021-59-S (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(f)	04/20/2051	55,843
3,330,262	Series 2021-80-IO	0.90%(b)(c)	12/16/2062	230,469
1,506,418	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	1.22%(c)(f)	06/20/2051	205,932
2,399,634	Series 2023-79-JI	2.50%(c)	02/20/2051	302,152
1,926,917	Series 2024-13-IA	3.00%(c)	05/20/2051	311,026
	Total US Government and Agency Mortgage Backed Obligations (Cost $17,398,008)			16,711,100

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	141

(Unaudited) September 30, 2024

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 1.6%
547,409	First American Government Obligations Fund - U	4.84%(g)	547,409
547,409	JPMorgan US Government Money Market Fund - IM	4.86%(g)	547,409
547,408	MSILF Government Portfolio - Institutional	4.83%(g)	547,408
	Total Short Term Investments (Cost $1,642,226)		1,642,226
	Total Investments - 99.3% (Cost $105,102,040)		101,763,938
	Other Assets in Excess of Liabilities - 0.7%		753,729
	NET ASSETS - 100.0%		$102,517,667

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	29.2%
Non-Agency Commercial Mortgage Backed Obligations	21.9%
Collateralized Loan Obligations	21.6%
US Government and Agency Mortgage Backed Obligations	16.3%
Asset Backed Obligations	8.7%
Short Term Investments	1.6%
Other Assets and Liabilities	0.7%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security
(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(f)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates.  Reference interest rates are typically based on a negative multiplier or slope.  Interest rate may also be subject to a cap or floor.

(g)	Seven-day yield as of period end.
SOFR Secured Overnight Financing Rate
142	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Multi-Asset Trend Fund (Consolidated)	(Unaudited) September 30, 2024

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 6.6%
140,000	United States Treasury Note/Bond	0.75%(a)(b)	11/15/2024	139,302
390,000	United States Treasury Note/Bond	0.75%	01/31/2028	355,684
350,000	United States Treasury Note/Bond	0.88%	11/15/2030	297,944
	Total US Government and Agency Obligations (Cost $772,967)			792,930

Shares
AFFILIATED MUTUAL FUNDS - 83.6%
215,135	DoubleLine Floating Rate Fund - Class I	1,931,910
176,467	DoubleLine Income Fund - Class I	1,402,913
689,286	DoubleLine Low Duration Bond Fund - Class R6	6,665,392
	Total Affiliated Mutual Funds (Cost $10,303,410)	10,000,215

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 8.6%
344,583	First American Government Obligations Fund - U	4.84%(a)(c)	344,583
344,583	JPMorgan US Government Money Market Fund - IM	4.86%(a)(c)	344,583
344,583	MSILF Government Portfolio - Institutional	4.83%(a)(c)	344,583
	Total Short Term Investments (Cost $1,033,749)		1,033,749
	Total Investments - 98.8% (Cost $12,110,126)		11,826,894
	Other Assets in Excess of Liabilities - 1.2%		141,113
	NET ASSETS - 100.0%		$11,968,007

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Affiliated Mutual Funds	83.6%
Short Term Investments	8.6%
US Government and Agency Obligations	6.6%
Other Assets and Liabilities	1.2%
Net Assets	100.0%

(a)	All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly owned subsidiary of the DoubleLine Multi-Asset Trend Fund.
(b)	All or a portion of security has been pledged as collateral.
(c)	Seven-day yield as of period end.
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas Multi-Asset Trend Index ER USD ex-Commodity Sub-Basket (1)(2)(3)	BNP Paribas Securit ies Corp.	Long	0.00%	Termination	05/14/2025	$9,382,572	$73,372	$ —	$73,372
BNP Paribas Multi-Asset Trend Index ER USD Commodity Sub-Basket (2)(3)(4)(5)	BNP Paribas Securit ies Corp.	Long	0.00%	Termination	05/14/2025	3,117,426	(367,386)	—	(367,386)
							$(294,014)	$—	$(294,014)

(1)
The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe. Ex-Commodity Sub-Basket Swap represents a swap on a basket of indices without commodities. Information on the sector constituents as of September 30, 2024, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.

(2)	Entry fee incurs when the Fund puts on new swap exposure. It is a trading cost and incorporated in the cost of the swap. The entry fee is 0.05%.
(3)	Exit fee incurs when the Fund terminates the swap exposure. It is incorporated into daily valuation of the swap. The exit fee is 0.05%.
(4)
The BNP Paribas Multi-Asset Trend Index aims to generate excess return by using a trend following strategy and to offer diversification in a multi-asset class universe.  Commodity Sub-Basket Swap represents a swap on a basket of commodity indices.  Information on the sector constituents as of September 30, 2024, is available on the BNP Paribas website https://marketing-indx.bnpparibas.com/multi-asset-trend/.

(5)	All or a portion of this security is owned by DoubleLine Multi-Asset Trend Ltd., which is a wholly-owned subsidiary of the DoubleLine Multi-Asset Trend Fund.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	143

(Unaudited) September 30, 2024
Affiliated Mutual Funds
A summary of the DoubleLine Multi-Asset Trend Fund’s investments in affiliated mutual funds for the period ended September 30, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended September 30, 2024	Change in Unrealized for the Period Ended September 30, 2024	Value at September 30, 2024	Shares Held at September 30, 2024	Dividend Income Earned for the Period Ended September 30, 2024
DoubleLine Low Duration Bond Fund (Class R6)	$6,603,356	$ —	$ —	$ —	$62,036	$6,665,392	689,286	$174,293
DoubleLine Floating Rate Fund (Class I)	1,944,818	—	—	—	(12,908)	1,931,910	215,135	79,400
Doubleline Income Fund (Class I)	1,376,443	—	—	—	26,470	1,402,913	176,467	43,525
	$9,924,617	$—	$—	$—	$75,598	$10,000,215	1,080,888	$297,218

144	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	(Unaudited) September 30, 2024

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
ASSETS
Investments in Unaffiliated Securities, at Value*	$29,155,716,615	$6,026,426,549	$447,960,703	$5,693,895,509	$164,882,793	$3,557,325,832
Investments in Affiliated Mutual Funds, at Value*	—	462,182,836	—	—	—	—
Short Term Investments*	2,022,550,445	344,216,524	3,834,667	129,456,365	14,130,242	127,923,396
Cash	—	163,705	—	1,181,524	1,130,180	1,277,682
Deposit at Broker for Futures	171,097,502	21,378,334	—	—	—	—
Interest and Dividends Receivable	149,251,500	41,160,852	6,522,943	32,540,741	1,241,127	19,062,806
Receivable for Fund Shares Sold	40,670,582	13,916,532	222,164	4,215,982	169,162	3,063,145
Receivable for Investments Sold	1,291,852	9,190,818	144,524	5,095,999	6,174,760	5,358,921
Prepaid Expenses and Other Assets	489,948	161,394	33,755	139,951	16,676	79,683
Net Unrealized Appreciation on Swaps	—	—	—	—	—	324,571,138
Total Assets	31,541,068,444	6,918,797,544	458,718,756	5,866,526,071	187,744,940	4,038,662,603
LIABILITIES:
Payable for Investments Purchased	438,157,006	26,995,433	1,929,525	41,316,628	11,307,406	17,933,330
Payable for Fund Shares Redeemed	47,937,148	8,104,195	841,608	5,799,115	107,169	4,163,107
Variation Margin Payable	35,519,912	5,519,531	—	—	—	—
Distribution Payable	34,851,656	9,482,978	570,177	5,322,413	756,748	10,786,370
Investment Advisory Fees Payable	10,184,478	2,061,471	291,446	1,666,466	71,578	1,471,184
Administration, Fund Accounting and Custodian Fees Payable	3,101,291	800,398	59,622	682,774	73,004	465,458
Sub-Transfer Agent Expenses Payable	2,165,750	298,613	47,860	266,385	8,616	374,804
Transfer Agent Expenses Payable	2,071,716	422,826	28,524	375,258	11,911	254,622
Distribution Fees Payable	1,637,809	34,874	4,550	753,596	6,391	47,002
Trustees Fees Payable (See Note 7)	1,588,374	301,292	27,339	198,328	10,110	170,704
Professional Fees Payable	619,395	187,412	78,713	170,619	48,209	149,659
Accrued Expenses	359,079	57,956	21,575	60,653	27,688	68,736
Interest Expense Payable	—	—	1,484	1,263	5,000	—
Total Liabilities	578,193,614	54,266,979	3,902,423	56,613,498	12,433,830	35,884,976
Commitments and Contingencies (See Note 2)
Net Assets	$30,962,874,830	$6,864,530,565	$454,816,333	$5,809,912,573	$175,311,110	$4,002,777,627
NET ASSETS CONSISTS OF:
Paid-in Capital	$41,101,884,508	$8,346,233,226	$666,085,150	$6,197,621,761	$234,631,639	$ 4,533,426,597
Total Distributable Loss	(10,139,009,678)	(1,481,702,661)	(211,268,817)	(387,709,188)	(59,320,529)	(530,648,970)
Net Assets	$30,962,874,830	$6,864,530,565	$454,816,333	$5,809,912,573	$175,311,110	$4,002,777,627
*Identified Cost:
Investments in Unaffiliated Securities	$32,708,866,096	$6,321,249,541	$479,274,010	$5,812,990,315	$165,968,060	$3,787,671,437
Investments in Affiliated Mutual Funds	—	504,557,903	—	—	—	—
Short Term Investments	2,022,550,445	344,216,524	3,834,667	129,456,365	14,130,242	127,923,396
Class I (unlimited shares authorized):
Net Assets	$25,524,718,229	$6,260,610,912	$424,256,318	$ 4,963,035,941	$157,175,961	$3,732,037,112
Shares Outstanding	2,826,963,139	659,585,215	46,476,551	513,403,081	17,493,268	242,237,664
Net Asset Value, Offering and Redemption Price per Share	$9.03	$9.49	$9.13	$9.67	$8.98	$15.41
Class N (unlimited shares authorized):
Net Assets	$3,744,550,355	$213,963,071	$30,560,015	$725,660,324	$18,135,149	$253,108,959
Shares Outstanding	414,909,919	22,563,180	3,344,662	75,125,010	2,012,856	16,445,036
Net Asset Value, Offering and Redemption Price per Share	$9.02	$9.48	$9.14	$9.66	$9.01	$15.39
Class R6 (unlimited shares authorized):
Net Assets	$1,693,606,246	$389,956,582	$—	$121,216,308	$—	$17,631,556
Shares Outstanding	187,546,034	41,069,022	—	12,534,325	—	1,143,626
Net Asset Value, Offering and Redemption Price per Share	$9.03	$9.50	$—	$9.67	$—	$15.42

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	145

Statements of Assets and Liabilities (Cont.)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
ASSETS
Investments in Unaffiliated Securities, at Value*	$952,690,336	$156,809,626	$52,162,230	$ —	$ 147,498,475	$379,365,234
Short Term Investments*	145,768,942	44,932	23,642,314	129,556,987	829,310	8,259,934
Cash	673,464	—	—	—	—	61,789
Foreign Currency, at Value*	—	—	—	—	1,681,158	—
Interest and Dividends Receivable	8,017,624	2,033,391	177,458	19,426	1,080,821	3,676,897
Receivable for Investments Sold	3,030,492	426,911	2	—	—	98,927
Receivable for Fund Shares Sold	915,233	101,397	6,793	122,922	—	—
Prepaid Expenses and Other Assets	49,831	22,034	15,390	61,253	14,876	31,089
Net Unrealized Appreciation on Forward Currency Exchange Contracts	—	—	—	—	24,231	—
Net Unrealized Appreciation on Swaps	—	—	—	1,726,399	—	—
Deposit at Broker for Futures	—	—	1,549,475	—	—	—
Total Assets	1,111,145,922	159,438,291	77,553,662	131,486,987	151,128,871	391,493,870
LIABILITIES:
Payable for Investments Purchased	15,774,289	—	8,230,571	2,956,020	—	—
Payable for Fund Shares Redeemed	1,961,624	367,045	9,620	45,476	2,357	17,358
Distribution Payable	1,415,572	144,669	137,325	—	934,973	1,139,030
Investment Advisory Fees Payable	553,331	51,763	13,234	91,966	61,909	159,367
Administration, Fund Accounting and Custodian Fees Payable	232,000	27,022	9,750	10,917	24,590	46,794
Professional Fees Payable	60,542	44,942	32,856	34,260	40,447	37,410
Sub-Transfer Agent Expenses Payable	58,828	15,798	130	10,235	1,026	1,478
Transfer Agent Expenses Payable	53,633	11,593	1,661	10,562	20,375	19,973
Distribution Fees Payable	47,679	—	4,395	1,578	–	2,219
Trustees Fees Payable (See Note 7)	31,284	6,606	2,279	5,658	17,810	12,368
Accrued Expenses	18,233	14,786	—	28,674	25,443	8,237
Variation Margin Payable	—	—	152,795	—	—	—
Net Unrealized Depreciation on Swaps	—	—	—	380,228	—	—
Total Liabilities	20,207,015	684,224	8,594,616	3,575,574	1,128,930	1,444,234
Commitments and Contingencies (See Note 2)
Net Assets	$1,090,938,907	$158,754,067	$68,959,046	$ 127,911,413	$149,999,941	$390,049,636
NET ASSETS CONSISTS OF:
Paid-in Capital	$1,280,986,573	$172,995,717	$89,063,724	$131,757,171	$186,188,506	$ 426,627,415
Total Distributable Loss	(190,047,666)	(14,241,650)	(20,104,678)	(3,845,758)	(36,188,565)	(36,577,779)
Net Assets	$1,090,938,907	$158,754,067	$68,959,046	$ 127,911,413	$149,999,941	$390,049,636
*Identified Cost:
Investments in Unaffiliated Securities	$ 1,024,749,822	$156,180,838	$52,863,487	$—	$151,789,059	$386,204,863
Short Term Investments	145,693,093	44,932	23,640,845	129,517,830	829,310	8,259,934
Foreign Currency	—	—	—	—	1,635,136	—
Class I (unlimited shares authorized):
Net Assets	$932,612,057	$154,040,609	$57,292,693	$117,382,769	$149,870,522	$381,490,160
Shares Outstanding	106,884,247	16,026,376	8,334,273	16,133,549	17,211,426	39,910,980
Net Asset Value, Offering and Redemption Price per Share	$8.73	$9.61	$6.87	$7.28	$8.71	$9.56
Class N (unlimited shares authorized):
Net Assets	$73,207,429	$4,713,458	$11,666,353	$10,528,644	$129,419	$8,559,476
Shares Outstanding	8,396,381	489,529	1,701,786	1,469,451	14,992	894,489
Net Asset Value, Offering and Redemption Price per Share	$8.72	$9.63	$6.86	$7.17	$8.63	$9.57
Class R6 (unlimited shares authorized):
Net Assets	$85,119,421	$—	$—	$—	$—	$—
Shares Outstanding	9,748,884	—	—	—	—	—
Net Asset Value, Offering and Redemption Price per Share	$8.73	$—	$—	$—	$—	$—

146	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2024

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
ASSETS
Investments in Unaffiliated Securities, at Value*	$29,105,885	$12,559,392	$100,121,712	$792,930
Investments in Affiliated Mutual Funds, at Value*	1,639,049	—	—	10,000,215
Short Term Investments*	2,267,082	194,502	1,642,226	1,033,749
Cash	—	12,116	—	415,000
Foreign Currency, at Value*	—	16,381	—	—
Net Unrealized Appreciation on Swaps	2,421,411	—	—	—
Net Unrealized Appreciation on Forward Currency Exchange Contracts	865,605	—	—	—
Interest and Dividends Receivable	240,306	252,457	798,678	55,527
Prepaid Expenses and Other Assets	13,304	13,618	39,172	20,361
Receivable for Investments Sold	6,000	—	1,154	—
Receivable for Fund Shares Sold	5,693	5,000	257,823	—
Due from Advisor (See Note 3)	—	678	—	7,654
Total Assets	36,564,335	13,054,144	102,860,765	12,325,436
LIABILITIES:
Payable for Investments Purchased	41,959	—	—	—
Professional Fees Payable	38,267	40,750	38,400	56,275
Net Unrealized Depreciation on Swaps	—	—	—	294,014
Payable for Fund Shares Redeemed	23,815	11,971	160,602	280
Administration, Fund Accounting and Custodian Fees Payable	22,475	8,559	31,566	800
Distribution Payable	11,891	1,539	55,633	285
Sub-Transfer Agent Expenses Payable	3,424	76	8,410	1,495
Trustees Fees Payable (See Note 7)	1,739	348	1,612	245
Transfer Agent Expenses Payable	1,632	350	2,817	680
Investment Advisory Fees Payable	1,361	—	37,953	—
Distribution Fees Payable	—	512	2,207	431
Accrued Expenses	—	54,174	3,396	2,924
Interest Expense Payable	—	—	502	—
Payable to Broker	—	2,570	—	—
Total Liabilities	146,563	120,849	343,098	357,429
Commitments and Contingencies (See Note 2)
Net Assets	$36,417,772	$12,933,295	$102,517,667	$11,968,007
NET ASSETS CONSISTS OF:
Paid-in Capital	$49,768,499	$13,841,897	$123,343,753	$ 14,794,071
Total Distributable Loss	(13,350,727)	(908,602)	(20,826,086)	(2,826,064)
Net Assets	$36,417,772	$12,933,295	$102,517,667	$11,968,007
*Identified Cost:
Investments in Unaffiliated Securities	$31,452,697	$12,898,015	$ 103,459,814	$772,967
Investments in Affiliated Mutual Funds	1,737,611	—	—	10,303,410
Short Term Investments	2,267,082	194,502	1,642,226	1,033,749
Foreign Currency	—	16,552	—	—
Class Class I (unlimited shares authorized):
Net Assets	$32,437,360	$12,042,629	$94,106,729	$ 11,770,344
Shares Outstanding	2,466,158	1,340,432	11,835,039	1,525,535
Net Asset Value, Offering and Redemption Price per Share	$13.15	$8.98	$7.95	$7.72
Class Class N (unlimited shares authorized):
Net Assets	$3,980,412	$890,666	$8,410,938	$197,663
Shares Outstanding	302,618	99,360	1,055,960	25,610
Net Asset Value, Offering and Redemption Price per Share	$13.15	$8.96	$7.97	$7.72

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	147

Statements of Operations	(Unaudited) For the Period Ended September 30, 2024

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
INVESTMENT INCOME
Income:
Interest	$790,500,476	$169,492,773	$15,175,863	$159,573,813	$7,890,995	$109,159,657
Dividends from Affiliated Mutual Funds	—	8,245,601	—	—	—	—
Total Investment Income	790,500,476	177,738,374	15,175,863	159,573,813	7,890,995	109,159,657
Expenses:
Investment Advisory Fees	60,805,230	13,338,360	1,737,823	9,971,139	445,859	8,969,357
Sub-Transfer Agent Expenses - Class Class I	7,418,556	925,052	161,209	914,278	26,098	771,101
Sub-Transfer Agent Expenses - Class Class N	1,154,736	33,011	9,129	137,920	2,870	54,197
Distribution Fees - Class Class N	4,882,020	271,341	30,985	911,495	22,040	325,960
Administration, Fund Accounting and Custodian Fees	1,976,221	546,033	48,322	387,100	71,436	322,681
Transfer Agent Expenses	1,538,116	326,520	24,776	275,514	9,582	193,298
Professional Fees	533,470	171,553	63,644	127,789	41,163	127,054
Shareholder Reporting Expenses	484,448	47,139	25,580	66,466	8,390	90,114
Trustees Fees	395,867	86,741	6,230	71,528	2,387	52,435
Registration Fees	334,166	132,048	37,976	75,886	21,903	40,938
Insurance Expenses	318,849	72,844	6,084	60,958	2,997	45,155
Miscellaneous Expenses	137,647	37,913	12,213	31,976	28,898	26,403
Interest Expense	—	—	12,627	—	30,500	—
Total Expenses	79,979,326	15,988,555	2,176,598	13,032,049	714,123	11,018,693
Less: Investment Advisory Fees (Waived)	—	(1,099,877)	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	—	7,486	—	41	—
Net Expenses	79,979,326	14,888,678	2,184,084	13,032,049	714,164	11,018,693
Net Investment Income (Loss)	710,521,150	162,849,696	12,991,779	146,541,764	7,176,831	98,140,964
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(204,215,619)	(130,183,549)	(14,863,020)	(7,672,877)	(1,088,086)	(27,202,673)
Futures	167,001,400	22,458,134	—	—	—	—
Swaps	—	—	—	—	—	207,092,317
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	1,113,567,693	288,076,980	26,898,671	61,955,501	9,326	41,542,946
Investments in Affiliated Mutual Funds	—	16,798,085	—	—	—	—
Short Term Investments	—	—	—	13,364	—	10,303
Futures	6,159,711	13,406,214	—	—	—	—
Swaps	—	—	—	—	—	(79,497,488)
Net Realized and Unrealized Gain (Loss) on Investments	1,082,513,185	210,555,864	12,035,651	54,295,988	(1,078,760)	141,945,405
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,793,034,335	$373,405,560	$25,027,430	$200,837,752	$6,098,071	$240,086,369

148	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Operations (Cont.)

	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
INVESTMENT INCOME
Income:
Interest	$33,672,049	$4,098,797	$933,964	$3,788,769	$2,655,172	$8,781,845
Non-Cash Interest	—	—	680,219	—	—	—
Total Investment Income	33,672,049	4,098,797	1,614,183	3,788,769	2,655,172	8,781,845
Expenses:
Investment Advisory Fees	3,138,057	388,185	109,312	637,906	363,453	932,906
Sub-Transfer Agent Expenses - Class Class I	179,277	58,148	9,518	44,194	—	5,510
Sub-Transfer Agent Expenses - Class Class N	15,080	1,738	2,225	3,981	—	119
Administration, Fund Accounting and Custodian Fees	178,864	23,601	16,269	25,997	22,951	46,679
Distribution Fees - Class Class N	90,169	5,633	14,716	14,683	182	9,460
Registration Fees	46,381	22,673	21,505	21,876	21,389	22,889
Professional Fees	45,815	29,860	27,505	28,687	27,594	27,994
Transfer Agent Expenses	40,935	8,308	3,133	8,388	3,289	16,616
Shareholder Reporting Expenses	20,223	5,456	2,484	6,954	754	1,647
Miscellaneous Expenses	12,548	11,757	5,453	7,200	6,118	9,308
Trustees Fees	11,843	2,199	835	2,033	1,510	5,152
Insurance Expenses	11,077	2,618	1,157	2,379	2,230	4,716
Interest Expense	—	188	133	—	—	—
Total Expenses	3,790,269	560,364	214,245	804,278	449,470	1,082,996
Less: Investment Advisory Fees (Waived)	—	—	—	—	—	—
Less: Other Fees (Reimbursed)/Recouped	—	(96,806)	(43,303)	(10,082)	—	—
Net Expenses	3,790,269	463,558	170,942	794,196	449,470	1,082,996
Net Investment Income (Loss)	29,881,780	3,635,239	1,443,241	2,994,573	2,205,702	7,698,849
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(8,293,753)	111,811	(1,650,401)	488	(877,532)	(737,936)
Foreign Currency	—	—	—	—	32,972	—
Forwards	—	—	—	—	(421,334)	—
Futures	—	—	775,007	—	—	—
Swaps	—	—	—	(8,851,347)	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	23,456,846	3,064,484	4,100,103	—	5,974,352	14,208,185
Short Term Investments	79,271	—	1,469	23,324	(134)	—
Foreign Currency	—	—	—	—	38,682	—
Forwards	—	—	—	—	24,231	—
Futures	—	—	(637,868)	—	—	—
Swaps	—	—	—	(3,725,379)	—	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	—	20,386	—
Net Realized and Unrealized Gain (Loss) on Investments	15,242,364	3,176,295	2,588,310	(12,552,914)	4,791,623	13,470,249
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 45,124,144	$6,811,534	$4,031,551	$(9,558,341)	$6,997,325	$21,169,098

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	149

(Unaudited) For the Period Ended September 30, 2024

	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund	DoubleLine Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
INVESTMENT INCOME
Income:
Interest	$ 1,204,520	$425,064	$3,311,598	$47,334
Dividends from Affiliated Mutual Funds	77,471	—	—	297,218
Total Investment Income	1,281,991	425,064	3,311,598	344,552
Expenses:
Investment Advisory Fees	97,557	46,980	239,454	30,704
Professional Fees	32,189	30,004	29,013	33,812
Administration, Fund Accounting and Custodian Fees	28,716	12,390	29,247	8,534
Registration Fees	21,388	20,537	25,695	19,079
Sub-Transfer Agent Expenses - Class Class I	9,848	1,717	27,846	—
Sub-Transfer Agent Expenses - Class Class N	1,872	135	1,487	—
Distribution Fees - Class Class N	7,764	1,108	6,226	261
Miscellaneous Expenses	6,629	17,281	9,953	14,140
Shareholder Reporting Expenses	4,760	460	1,651	719
Transfer Agent Expenses	3,180	717	2,272	686
Insurance Expenses	1,342	417	1,302	444
Trustees Fees	620	145	1,044	165
Interest Expense	—	—	502	—
Total Expenses	215,865	131,891	375,692	108,544
Less: Investment Advisory Fees (Waived)	(4,986)	—	—	(20,006)
Less: Other Fees (Reimbursed)/Recouped	(81,277)	(74,439)	(58,249)	(68,348)
Net Expenses	129,602	57,452	317,443	20,190
Net Investment Income (Loss)	1,152,389	367,612	2,994,155	324,362
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(220,986)	(328,618)	116,121	(10,700)
Investments in Affiliated Mutual Funds	(35,099)	—	—	—
Foreign Currency	(4,026)	1,716	—	—
Forwards	(126,666)	—	—	—
Swaps	2,175,880	—	—	(502,366)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	331,969	641,909	1,795,240	33,002
Investments in Affiliated Mutual Funds	26,683	—	—	75,598
Short Term Investments	20	—	56	—
Foreign Currency	—	(181)	—	—
Forwards	841,694	—	—	—
Swaps	(781,123)	—	—	(208,284)
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	1,805	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2,208,346	316,631	1,911,417	(612,750)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,360,735	$684,243	$ 4,905,572	$(288,388)

150	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$710,521,150	$1,348,241,841	$162,849,696	$318,006,860
Net Realized Gain (Loss) on Investments	(37,214,219)	(1,077,087,788)	(107,725,415)	(305,360,759)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,119,727,404	187,615,351	318,281,279	168,406,086
Net Increase (Decrease) in Net Assets Resulting from Operations	1,793,034,335	458,769,404	373,405,560	181,052,187
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(635,402,878)	(1,197,790,386)	(159,491,733)	(309,961,556)
Class N	(92,843,137)	(202,590,572)	(5,345,901)	(11,384,179)
Class R6	(35,441,272)	(60,800,302)	(9,273,669)	(11,086,461)
Total Distributions to Shareholders	(763,687,287)	(1,461,181,260)	(174,111,303)	(332,432,196)
NET SHARE TRANSACTIONS
Class I	(832,833,897)	(1,190,480,589)	(267,936,537)	(396,428,497)
Class N	(651,011,994)	(681,077,905)	(27,589,826)	(33,074,677)
Class R6	381,962,241	91,081,992	55,483,280	203,954,115
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(1,101,883,650)	(1,780,476,502)	(240,043,083)	(225,549,059)
Total Increase (Decrease) in Net Assets	$(72,536,602)	$(2,782,888,358)	$(40,748,826)	$(376,929,068)
NET ASSETS:
Beginning of Period	$ 31,035,411,432	$33,818,299,790	$6,905,279,391	$ 7,282,208,459
End of Period	$30,962,874,830	$ 31,035,411,432	$ 6,864,530,565	$6,905,279,391

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	151

Statements of Changes in Net Assets (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Low Duration Bond Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$12,991,779	$27,326,344	$146,541,764	$272,309,656
Net Realized Gain (Loss) on Investments	(14,863,020)	(46,652,386)	(7,672,877)	(36,768,752)
Net Change in Unrealized Appreciation (Depreciation) on Investments	26,898,671	69,334,543	61,968,865	107,026,339
Net Increase (Decrease) in Net Assets Resulting from Operations	25,027,430	50,008,501	200,837,752	342,567,243
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(13,319,502)	(26,668,163)	(125,899,999)	(230,720,953)
Class N	(733,718)	(1,410,031)	(18,013,589)	(35,174,928)
Class R6	—	—	(3,298,049)	(4,914,904)
Total Distributions to Shareholders	(14,053,220)	(28,078,194)	(147,211,637)	(270,810,785)
NET SHARE TRANSACTIONS
Class I	(47,321,897)	(52,388,152)	128,704,467	(527,964,125)
Class N	7,027,961	(5,980,257)	(20,800,463)	(116,480,695)
Class R6	—	—	(7,816,466)	72,153,985
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(40,293,936)	(58,368,409)	100,087,538	(572,290,835)
Total Increase (Decrease) in Net Assets	$(29,319,726)	$(36,438,102)	$153,713,653	$(500,534,377)
NET ASSETS:
Beginning of Period	$ 484,136,059	$520,574,161	$ 5,656,198,920	$ 6,156,733,297
End of Period	$ 454,816,333	$ 484,136,059	$ 5,809,912,573	$ 5,656,198,920

152	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Floating Rate Fund		DoubleLine Shiller Enhanced CAPE®
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$7,176,831	$15,993,352	$98,140,964	$196,494,636
Net Realized Gain (Loss) on Investments	(1,088,086)	(7,312,322)	179,889,644	164,644,573
Net Change in Unrealized Appreciation (Depreciation) on Investments	9,326	8,429,236	(37,944,239)	510,620,247
Net Increase (Decrease) in Net Assets Resulting from Operations	6,098,071	17,110,266	240,086,369	871,759,456
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(6,513,774)	(14,530,183)	(96,379,120)	(190,008,198)
Class N	(694,557)	(1,403,828)	(6,453,649)	(14,327,670)
Class R6	—	—	(464,537)	(705,957)
Total Distributions to Shareholders	(7,208,331)	(15,934,011)	(103,297,306)	(205,041,825)
NET SHARE TRANSACTIONS
Class I	(4,095,283)	(38,987,841)	(301,077,839)	(699,748,123)
Class N	1,177,220	(3,655,586)	(36,661,302)	(79,320,566)
Class R6	—	—	(1,574,035)	8,235,469
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(2,918,063)	(42,643,427)	(339,313,176)	(770,833,220)
Total Increase (Decrease) in Net Assets	$(4,028,323)	$(41,467,172)	$(202,524,113)	$(104,115,589)
NET ASSETS:
Beginning of Period	$ 179,339,433	$220,806,605	$ 4,205,301,740	$ 4,309,417,329
End of Period	$175,311,110	$ 179,339,433	$4,002,777,627	$ 4,205,301,740

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	153

Statements of Changes in Net Assets (Cont.)

	DoubleLine Flexible Income Fund		DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$29,881,780	$52,650,252	$3,635,239	$7,016,158
Net Realized Gain (Loss) on Investments	(8,293,753)	(25,409,554)	111,811	(5,773,678)
Net Change in Unrealized Appreciation (Depreciation) on Investments	23,536,117	46,482,192	3,064,484	12,240,679
Net Increase (Decrease) in Net Assets Resulting from Operations	45,124,144	73,722,890	6,811,534	13,483,159
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(26,192,804)	(45,496,140)	(3,507,650)	(6,726,859)
Class N	(2,101,958)	(3,945,038)	(99,403)	(165,152)
Class R6	(2,541,884)	(5,259,414)	—	—
Total Distributions to Shareholders	(30,836,646)	(54,700,592)	(3,607,053)	(6,892,011)
NET SHARE TRANSACTIONS
Class I	117,602,318	60,598,970	(2,320,787)	(35,190,518)
Class N	2,394,307	(26,706,309)	(37,941)	(853,185)
Class R6	4,290,393	(47,199,504)	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	124,287,018	(13,306,843)	(2,358,728)	(36,043,703)
Total Increase (Decrease) in Net Assets	$138,574,516	$5,715,455	$845,753	$(29,452,555)
NET ASSETS:
Beginning of Period	$952,364,391	$ 946,648,936	$ 157,908,314	$187,360,869
End of Period	$ 1,090,938,907	$952,364,391	$ 158,754,067	$ 157,908,314

154	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Long Duration Total Return Bond Fund		DoubleLine Strategic Commodity Fund (Consolidated)
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$1,443,241	$2,062,467	$2,994,573	$6,622,995
Net Realized Gain (Loss) on Investments	(875,394)	(3,485,747)	(8,850,859)	(5,469,568)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,463,704	(423,003)	(3,702,055)	7,556,490
Net Increase (Decrease) in Net Assets Resulting from Operations	4,031,551	(1,846,283)	(9,558,341)	8,709,917
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,186,095)	(1,791,604)	—	(4,156,315)
Class N	(259,283)	(247,566)	—	(401,257)
Total Distributions to Shareholders	(1,445,378)	(2,039,170)	—	(4,557,572)
NET SHARE TRANSACTIONS
Class I	7,339,933	2,917,726	(9,942,724)	(26,162,286)
Class N	(887,457)	10,336,015	(1,735,917)	(4,199,172)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	6,452,476	13,253,741	(11,678,641)	(30,361,458)
Total Increase (Decrease) in Net Assets	$9,038,649	$9,368,288	$(21,236,982)	$(26,209,113)
NET ASSETS:
Beginning of Period	$59,920,397	$50,552,109	$ 149,148,395	$175,357,508
End of Period	$ 68,959,046	$59,920,397	$127,911,413	$ 149,148,395

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	155

Statements of Changes in Net Assets (Cont.)

	DoubleLine Global Bond Fund		DoubleLine Infrastructure Income Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$2,205,702	$3,710,956	$7,698,849	$12,926,681
Net Realized Gain (Loss) on Investments	(1,265,894)	(4,421,559)	(737,936)	(14,357,550)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,057,517	(493,844)	14,208,185	20,920,412
Net Increase (Decrease) in Net Assets Resulting from Operations	6,997,325	(1,204,447)	21,169,098	19,489,543
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,466,142)	—	(7,591,257)	(12,689,557)
Class N	(1,178)	—	(149,376)	(93,327)
Total Distributions to Shareholders	(1,467,320)	—	(7,740,633)	(12,782,884)
NET SHARE TRANSACTIONS
Class I	340,448	751,040	9,430,081	6,061,598
Class N	(31,620)	(81,847)	1,307,761	6,286,861
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	308,828	669,193	10,737,842	12,348,459
Total Increase (Decrease) in Net Assets	$5,838,833	$(535,254)	$24,166,307	$19,055,118
NET ASSETS:
Beginning of Period	$ 144,161,108	$ 144,696,362	$365,883,329	$ 346,828,211
End of Period	$ 149,999,941	$ 144,161,108	$ 390,049,636	$365,883,329

156	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

	DoubleLine Shiller Enhanced International CAPE®		DoubleLine Emerging Markets Local Currency Bond Fund
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$1,152,389	$2,563,715	$367,612	$627,680
Net Realized Gain (Loss) on Investments	1,789,102	(2,309,142)	(326,902)	(163,557)
Net Change in Unrealized Appreciation (Depreciation) on Investments	419,244	3,662,364	643,533	94,660
Net Increase (Decrease) in Net Assets Resulting from Operations	3,360,735	3,916,937	684,243	558,783
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,027,694)	(2,310,834)	(250,233)	(387,741)
Class N	(168,000)	(451,256)	(17,274)	(38,071)
Total Distributions to Shareholders	(1,195,694)	(2,762,090)	(267,507)	(425,812)
NET SHARE TRANSACTIONS
Class I	(6,548,768)	(9,215,887)	(23,808)	2,126,583
Class N	(5,310,059)	(427,180)	(94,732)	743,979
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(11,858,827)	(9,643,067)	(118,540)	2,870,562
Total Increase (Decrease) in Net Assets	$(9,693,786)	$(8,488,220)	$298,196	$3,003,533
NET ASSETS:
Beginning of Period	$46,111,558	$ 54,599,778	$ 12,635,099	$9,631,566
End of Period	$36,417,772	$ 46,111,558	$ 12,933,295	$ 12,635,099

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	157

Statements of Changes in Net Assets (Cont.)

	DoubleLine Income Fund		DoubleLine Multi-Asset Trend Fund (Consolidated)
	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
OPERATIONS
Net Investment Income (Loss)	$2,994,155	$3,202,565	$324,362	$676,394
Net Realized Gain (Loss) on Investments	116,121	(4,967,822)	(513,066)	(1,366,306)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,795,296	7,428,196	(99,684)	1,475,168
Net Increase (Decrease) in Net Assets Resulting from Operations	4,905,572	5,662,939	(288,388)	785,256
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(2,852,581)	(3,693,184)	(301,924)	(610,034)
Class N	(163,175)	(229,194)	(4,946)	(11,310)
Total Distributions to Shareholders	(3,015,756)	(3,922,378)	(306,870)	(621,344)
NET SHARE TRANSACTIONS
Class I	12,530,687	27,417,772	(641,668)	(14,960)
Class N	4,341,256	671,994	(17,122)	(140,392)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	16,871,943	28,089,766	(658,790)	(155,352)
Total Increase (Decrease) in Net Assets	$18,761,759	$29,830,327	$(1,254,048)	$8,560
NET ASSETS:
Beginning of Period	$83,755,908	$53,925,581	$ 13,222,055	$ 13,213,495
End of Period	$ 102,517,667	$83,755,908	$ 11,968,007	$13,222,055

158	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Total Return Bond Fund - Class I
9/30/2024(d)	$8.72	0.21	0.32	0.53	(0.22)	—	—	(0.22)	$9.03	6.23%	$25,524,718	0.50%	0.50%	0.50%	4.70%	22%
3/31/2024	$8.97	0.36	(0.21)	0.15	(0.40)	—	—	(0.40)	$8.72	1.75%	$25,498,119	0.50%	0.50%	0.50%	4.19%	36%
3/31/2023	$9.82	0.30	(0.80)	(0.50)	(0.35)	—	—	(0.35)	$8.97	(5.08)%	$27,489,784	0.49%	0.49%	0.49%	3.28%	37%
3/31/2022	$10.46	0.29	(0.60)	(0.31)	(0.33)	—	—	(0.33)	$9.82	(3.14)%	$37,399,379	0.48%	0.48%	0.48%	2.75%	89%
3/31/2021	$10.46	0.31	0.04	0.35	(0.35)	—	—	(0.35)	$10.46	3.32%	$42,909,929	0.49%	0.49%	0.49%	2.95%	91%
3/31/2020	$10.53	0.34	(0.03)	0.31	(0.38)	—	—	(0.38)	$10.46	2.97%	$44,623,760	0.49%	0.48%	0.48%	3.28%	31%
DoubleLine Total Return Bond Fund - Class N
9/30/2024(d)	$8.72	0.20	0.31	0.51	(0.21)	—	—	(0.21)	$9.02	5.98%	$3,744,551	0.75%	0.75%	0.75%	4.44%	22%
3/31/2024	$8.97	0.34	(0.21)	0.13	(0.38)	—	—	(0.38)	$8.72	1.50%	$4,269,591	0.75%	0.75%	0.75%	3.94%	36%
3/31/2023	$9.82	0.28	(0.80)	(0.52)	(0.33)	—	—	(0.33)	$8.97	(5.32)%	$5,109,737	0.74%	0.74%	0.74%	3.08%	37%
3/31/2022	$10.46	0.26	(0.60)	(0.34)	(0.30)	—	—	(0.30)	$9.82	(3.38)%	$4,972,381	0.73%	0.73%	0.73%	2.50%	89%
3/31/2021	$10.46	0.29	0.03	0.32	(0.32)	—	—	(0.32)	$10.46	3.06%	$5,239,001	0.74%	0.74%	0.74%	2.70%	91%
3/31/2020	$10.53	0.32	(0.03)	0.29	(0.36)	—	—	(0.36)	$10.46	2.71%	$6,552,760	0.73%	0.73%	0.73%	3.03%	31%
DoubleLine Total Return Bond Fund - Class R6
9/30/2024(d)	$8.73	0.21	0.32	0.53	(0.23)	—	—	(0.23)	$9.03	6.14%	$1,693,606	0.44%	0.44%	0.44%	4.77%	22%
3/31/2024	$8.98	0.37	(0.22)	0.15	(0.40)	—	—	(0.40)	$8.73	1.81%	$1,267,701	0.44%	0.44%	0.44%	4.27%	36%
3/31/2023	$9.83	0.31	(0.81)	(0.50)	(0.35)	—	—	(0.35)	$8.98	(5.02)%	$1,218,779	0.44%	0.44%	0.44%	3.35%	37%
3/31/2022	$10.46	0.29	(0.59)	(0.30)	(0.33)	—	—	(0.33)	$9.83	(2.99)%	$1,711,466	0.43%	0.43%	0.43%	2.81%	89%
3/31/2021	$10.46	0.31	0.05	0.36	(0.36)	—	—	(0.36)	$10.46	3.38%	$2,071,388	0.44%	0.44%	0.44%	2.89%	91%
3/31/2020(e)	$10.66	0.24	(0.18)	0.06	(0.26)	—	—	(0.26)	$10.46	0.52%	$65,403	0.45%	0.45%	0.45%	3.33%	31%
DoubleLine Core Fixed Income Fund - Class I
9/30/2024(d)	$9.20	0.23	0.30	0.53	(0.24)	—	—	(0.24)	$9.49	5.91%	$6,260,611	0.47%	0.44%	0.44%	4.89%	45%
3/31/2024	$9.41	0.42	(0.19)	0.23	(0.44)	—	—	(0.44)	$9.20	2.60%	$6,346,593	0.47%	0.44%	0.44%	4.59%	119%
3/31/2023	$10.33	0.36	(0.88)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.03)%	$6,889,213	0.47%	0.44%	0.44%	3.75%	119%
3/31/2022	$11.01	0.28	(0.62)	(0.34)	(0.31)	(0.03)	—	(0.34)	$10.33	(3.19)%	$9,843,189	0.46%	0.42%	0.42%	2.55%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$10,772,238	0.47%	0.42%	0.42%	2.83%	155%
3/31/2020	$10.83	0.36	(0.20)	0.16	(0.37)	—	—	(0.37)	$10.62	1.42%	$10,724,409	0.47%	0.41%	0.41%	3.30%	43%
DoubleLine Core Fixed Income Fund - Class N
9/30/2024(d)	$9.20	0.21	0.30	0.51	(0.23)	—	—	(0.23)	$9.48	5.66%	$213,963	0.72%	0.69%	0.69%	4.63%	45%
3/31/2024	$9.40	0.40	(0.18)	0.22	(0.42)	—	—	(0.42)	$9.20	2.46%	$235,339	0.72%	0.69%	0.69%	4.34%	119%
3/31/2023	$10.32	0.33	(0.88)	(0.55)	(0.37)	—	—	(0.37)	$9.40	(5.27)%	$274,332	0.72%	0.69%	0.69%	3.48%	119%
3/31/2022	$11.00	0.25	(0.61)	(0.36)	(0.29)	(0.03)	—	(0.32)	$10.32	(3.43)%	$443,006	0.71%	0.67%	0.67%	2.30%	177%
3/31/2021	$10.61	0.29	0.42	0.71	(0.30)	(0.02)	—	(0.32)	$11.00	6.67%	$544,493	0.72%	0.66%	0.66%	2.58%	155%
3/31/2020	$10.82	0.34	(0.20)	0.14	(0.35)	—	—	(0.35)	$10.61	1.17%	$706,970	0.72%	0.66%	0.66%	3.05%	43%
DoubleLine Core Fixed Income Fund - Class R6
9/30/2024(d)	$9.21	0.23	0.30	0.53	(0.24)	—	—	(0.24)	$9.50	5.92%	$389,957	0.44%	0.41%	0.41%	4.94%	45%
3/31/2024	$9.41	0.43	(0.19)	0.24	(0.44)	—	—	(0.44)	$9.21	2.74%	$323,347	0.44%	0.41%	0.41%	4.70%	119%
3/31/2023	$10.33	0.37	(0.89)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.00)%	$118,663	0.44%	0.41%	0.41%	3.88%	119%
3/31/2022	$11.01	0.28	(0.61)	(0.33)	(0.32)	(0.03)	—	(0.35)	$10.33	(3.16)%	$93,509	0.44%	0.39%	0.39%	2.58%	177%
3/31/2021	$10.62	0.32	0.42	0.74	(0.33)	(0.02)	—	(0.35)	$11.01	6.94%	$104,731	0.44%	0.38%	0.38%	2.88%	155%
3/31/2020(e)	$11.05	0.24	(0.42)	(0.18)	(0.25)	—	—	(0.25)	$10.62	(1.72)%	$112,911	0.45%	0.39%	0.39%	3.26%	43%
DoubleLine Emerging Markets Fixed Income Fund - Class I
9/30/2024(d)	$8.91	0.25	0.24	0.49	(0.27)	—	—	(0.27)	$9.13	5.66%	$424,256	0.92%	0.92%	0.93%	5.61%	20%
3/31/2024	$8.46	0.48	0.47	0.95	(0.50)	—	—	(0.50)	$8.91	11.65%	$461,232	0.92%	0.92%	0.92%	5.62%	49%
3/31/2023	$9.71	0.42	(1.22)	(0.80)	(0.45)	—	—	(0.45)	$8.46	(8.22)%	$492,903	0.90%	0.90%	0.90%	4.80%	34%
3/31/2022	$10.55	0.39	(0.84)	(0.45)	(0.39)	—	—	(0.39)	$9.71	(4.46)%	$721,060	0.87%	0.87%	0.87%	3.76%	51%
3/31/2021	$8.83	0.41	1.75	2.16	(0.44)	—	—	(0.44)	$10.55	24.72%	$799,879	0.89%	0.89%	0.89%	4.06%	81%
3/31/2020	$10.34	0.49	(1.51)	(1.02)	(0.49)	—	—	(0.49)	$8.83	(10.43)%	$755,648	0.90%	0.90%	0.90%	4.69%	37%
DoubleLine Emerging Markets Fixed Income Fund - Class N
9/30/2024(d)	$8.92	0.24	0.24	0.48	(0.26)	—	—	(0.26)	$9.14	5.52%	$30,560	1.18%	1.18%	1.18%	5.37%	20%
3/31/2024	$8.46	0.46	0.48	0.94	(0.48)	—	—	(0.48)	$8.92	11.49%	$22,904	1.17%	1.17%	1.17%	5.37%	49%
3/31/2023	$9.71	0.40	(1.23)	(0.83)	(0.42)	—	—	(0.42)	$8.46	(8.45)%	$27,671	1.15%	1.15%	1.15%	4.56%	34%
3/31/2022	$10.55	0.37	(0.85)	(0.48)	(0.36)	—	—	(0.36)	$9.71	(4.70)%	$38,728	1.12%	1.12%	1.12%	3.51%	51%
3/31/2021	$8.83	0.39	1.74	2.13	(0.41)	—	—	(0.41)	$10.55	24.38%	$44,972	1.14%	1.14%	1.14%	3.86%	81%
3/31/2020	$10.34	0.47	(1.51)	(1.04)	(0.47)	—	—	(0.47)	$8.83	(10.68)%	$122,727	1.15%	1.15%	1.15%	4.46%	37%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	159

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Low Duration Bond Fund - Class I
9/30/2024(d)	$9.58	0.25	0.09	0.34	(0.25)	—	—	(0.25)	$9.67	3.61%	$4,963,036	0.43%	0.43%	0.43%	5.18%%	61%
3/31/2024	$9.46	0.45	0.12	0.57	(0.45)	—	—	(0.45)	$9.58	6.16%	$4,788,703	0.43%	0.43%	0.43%	4.71%	76%
3/31/2023	$9.67	0.28	(0.19)	0.09	(0.30)	—	—	(0.30)	$9.46	0.94%	$5,256,310	0.43%	0.43%	0.43%	2.98%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.42)%	$6,224,937	0.41%	0.41%	0.41%	1.55%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.08%	$5,689,932	0.42%	0.42%	0.42%	2.05%	71%
3/31/2020	$9.97	0.30	(0.45)	(0.15)	(0.31)	—	—	(0.31)	$9.51	(1.59)%	$5,296,795	0.42%	0.41%	0.41%	3.05%	60%
DoubleLine Low Duration Bond Fund - Class N
9/30/2024(d)	$9.57	0.24	0.09	0.33	(0.24)	—	—	(0.24)	$9.66	3.48%	$725,661	0.68%	0.68%	0.68%	4.92%%	61%
3/31/2024	$9.45	0.42	0.12	0.54	(0.42)	—	—	(0.42)	$9.57	5.90%	$739,660	0.68%	0.68%	0.68%	4.46%	76%
3/31/2023	$9.67	0.26	(0.21)	0.05	(0.27)	—	—	(0.27)	$9.45	0.58%	$846,389	0.67%	0.67%	0.67%	2.73%	72%
3/31/2022	$9.96	0.13	(0.28)	(0.15)	(0.14)	—	—	(0.14)	$9.67	(1.57)%	$1,043,811	0.66%	0.66%	0.66%	1.30%	80%
3/31/2021	$9.50	0.18	0.46	0.64	(0.18)	—	—	(0.18)	$9.96	6.82%	$1,194,295	0.67%	0.67%	0.67%	1.83%	71%
3/31/2020	$9.96	0.28	(0.45)	(0.17)	(0.29)	—	—	(0.29)	$9.50	(1.84)%	$1,483,316	0.67%	0.66%	0.66%	2.80%	60%
DoubleLine Low Duration Bond Fund - Class R6
9/30/2024(d)	$9.58	0.25	0.09	0.34	(0.25)	—	—	(0.25)	$9.67	3.63%	$121,216	0.39%	0.39%	0.39%	5.21%	61%
3/31/2024	$9.46	0.46	0.11	0.57	(0.45)	—	—	(0.45)	$9.58	6.20%	$127,836	0.39%	0.39%	0.39%	4.83%	76%
3/31/2023	$9.67	0.30	(0.21)	0.09	(0.30)	—	—	(0.30)	$9.46	0.97%	$54,035	0.39%	0.39%	0.39%	3.13%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.39)%	$41,366	0.39%	0.39%	0.39%	1.53%	80%
3/31/2021	$9.51	0.20	0.47	0.67	(0.21)	—	—	(0.21)	$9.97	7.12%	$8,840	0.40%	0.39%	0.39%	2.05%	71%
3/31/2020(e)	$10.03	0.20	(0.52)	(0.32)	(0.20)	—	—	(0.20)	$9.51	(3.25)%	$369	0.39%	0.38%	0.38%	2.98%	60%
DoubleLine Floating Rate Fund - Class I
9/30/2024(d)	$9.04	0.37	(0.06)	0.31	(0.37)	—	—	(0.37)	$8.98	3.47%	$157,176	0.78%	0.78%	0.78%	8.07%	35%
3/31/2024	$8.97	0.75	0.08	0.83	(0.76)	—	—	(0.76)	$9.04	9.61%	$162,269	0.74%	0.74%	0.74%	8.34%	50%
3/31/2023	$9.42	0.53	(0.42)	0.11	(0.56)	—	—	(0.56)	$8.97	1.31%	$200,203	0.68%	0.68%	0.68%	5.81%	17%
3/31/2022	$9.51	0.32	(0.09)	0.23	(0.32)	—	—	(0.32)	$9.42	2.40%	$333,518	0.64%	0.64%	0.64%	3.37%	40%
3/31/2021	$8.44	0.34	1.07	1.41	(0.34)	—	—	(0.34)	$9.51	16.95%	$240,442	0.72%	0.72%	0.72%	3.69%	76%
3/31/2020	$9.65	0.47	(1.20)	(0.73)	(0.48)	—	—	(0.48)	$8.44	(7.99)%	$150,892	0.70%	0.70%	0.70%	4.84%	58%
DoubleLine Floating Rate Fund - Class N
9/30/2024(d)	$9.07	0.36	(0.06)	0.30	(0.36)	—	—	(0.36)	$9.01	3.33%	$18,135	1.03%	1.03%	1.03%	7.83%	35%
3/31/2024	$8.99	0.73	0.08	0.81	(0.73)	—	—	(0.73)	$9.07	9.43%	$17,070	0.99%	0.99%	0.99%	8.10%	50%
3/31/2023	$9.44	0.48	(0.40)	0.08	(0.53)	—	—	(0.53)	$8.99	1.04%	$20,603	0.92%	0.92%	0.92%	5.32%	17%
3/31/2022	$9.53	0.30	(0.10)	0.20	(0.29)	—	—	(0.29)	$9.44	2.15%	$45,362	0.90%	0.90%	0.90%	3.16%	40%
3/31/2021	$8.45	0.32	1.08	1.40	(0.32)	—	—	(0.32)	$9.53	16.73%	$18,339	0.98%	0.98%	0.98%	3.54%	76%
3/31/2020	$9.67	0.44	(1.20)	(0.76)	(0.46)	—	—	(0.46)	$8.45	(8.32)%	$51,646	0.95%	0.95%	0.95%	4.59%	58%
DoubleLine Shiller Enhanced CAPE® - Class I
9/30/2024(d)	$14.86	0.36	0.58	0.94	(0.39)	—	—	(0.39)	$15.41	6.45%	$3,732,037	0.54%	0.54%	0.54%	4.94%	59%
3/31/2024	$12.66	0.64	2.23	2.87	(0.67)	—	—	(0.67)	$14.86	23.36%	$3,905,582	0.54%	0.54%	0.54%	4.75%	75%
3/31/2023	$16.79	0.49	(2.60)	(2.11)	(0.54)	(1.48)	—	(2.02)	$12.66	(12.06)%	$3,988,448	0.55%	0.55%	0.55%	3.48%	77%
3/31/2022	$19.62	0.26	2.00	2.26	(0.30)	(4.79)	—	(5.09)	$16.79	10.96%	$7,828,188	0.54%	0.53%	0.53%	1.29%	110%
3/31/2021	$11.69	0.27	7.95	8.22	(0.29)	—	—	(0.29)	$19.62	70.87%	$8,169,623	0.55%	0.54%	0.54%	1.64%	69%
3/31/2020	$14.81	0.42	(2.72)	(2.30)	(0.43)	(0.39)	—	(0.82)	$11.69	(16.78)%	$4,633,848	0.55%	0.54%	0.54%	2.70%	62%
DoubleLine Shiller Enhanced CAPE® - Class N
9/30/2024(d)	$14.85	0.34	0.57	0.91	(0.37)	—	—	(0.37)	$15.39	6.25%	$253,109	0.79%	0.79%	0.79%	4.68%	59%
3/31/2024	$12.65	0.60	2.24	2.84	(0.64)	—	—	(0.64)	$14.85	23.07%	$281,125	0.79%	0.79%	0.79%	4.50%	75%
3/31/2023	$16.78	0.46	(2.61)	(2.15)	(0.50)	(1.48)	—	(1.98)	$12.65	(12.29)%	$312,867	0.80%	0.80%	0.80%	3.26%	77%
3/31/2022	$19.61	0.21	1.99	2.20	(0.24)	(4.79)	—	(5.03)	$16.78	10.69%	$566,561	0.79%	0.78%	0.78%	1.03%	110%
3/31/2021	$11.68	0.24	7.93	8.17	(0.24)	—	—	(0.24)	$19.61	70.45%	$705,156	0.80%	0.79%	0.79%	1.56%	69%
3/31/2020	$14.80	0.38	(2.72)	(2.34)	(0.39)	(0.39)	—	(0.78)	$11.68	(17.00)%	$1,246,723	0.80%	0.79%	0.79%	2.46%	62%
DoubleLine Shiller Enhanced CAPE® - Class R6
9/30/2024(d)	$14.87	0.37	0.57	0.94	(0.39)	—	—	(0.39)	$15.42	6.47%	$17,632	0.50%	0.50%	0.50%	4.98%	59%
3/31/2024	$12.67	0.65	2.23	2.88	(0.68)	—	—	(0.68)	$14.87	23.41%	$18,595	0.48%	0.48%	0.48%	4.82%	75%
3/31/2023	$16.80	0.50	(2.60)	(2.10)	(0.55)	(1.48)	—	(2.03)	$12.67	(12.00)%	$8,103	0.50%	0.50%	0.50%	3.58%	77%
3/31/2022	$19.62	0.27	2.01	2.28	(0.31)	(4.79)	—	(5.10)	$16.80	11.07%	$15,398	0.49%	0.49%	0.49%	1.35%	110%
3/31/2021	$11.70	0.27	7.95	8.22	(0.30)	—	—	(0.30)	$19.62	70.82%	$12,333	0.51%	0.51%	0.51%	1.47%	69%
3/31/2020(e)	$15.69	0.27	(3.59)	(3.32)	(0.28)	(0.39)	—	(0.67)	$11.70	(22.15)%	$124	0.49%	0.48%	0.48%	2.60%	62%

160	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Flexible Income Fund - Class I
9/30/2024(d)	$8.60	0.26	0.13	0.39	(0.26)	—	—	(0.26)	$8.73	4.64%	$932,612	0.74%	0.74%	0.74%	5.92%	23%
3/31/2024	$8.42	0.50	0.21	0.71	(0.53)	—	—	(0.53)	$8.60	8.69%	$802,933	0.74%	0.74%	0.74%	5.97%	32%
3/31/2023	$9.21	0.41	(0.78)	(0.37)	(0.42)	—	—	(0.42)	$8.42	(3.99)%	$726,230	0.74%	0.74%	0.74%	4.74%	13%
3/31/2022	$9.65	0.35	(0.43)	(0.08)	(0.36)	—	—	(0.36)	$9.21	(0.91)%	$971,543	0.73%	0.71%	0.71%	3.65%	41%
3/31/2021	$8.40	0.35	1.28	1.63	(0.38)	—	—	(0.38)	$9.65	19.59%	$1,086,763	0.76%	0.73%	0.73%	3.71%	46%
3/31/2020	$9.65	0.39	(1.22)	(0.83)	(0.42)	—	—	(0.42)	$8.40	(9.06)%	$874,594	0.73%	0.69%	0.69%	4.12%	41%
DoubleLine Flexible Income Fund - Class N
9/30/2024(d)	$8.60	0.25	0.12	0.37	(0.25)	—	—	(0.25)	$8.72	4.39%	$73,208	0.98%	0.98%	0.98%	5.68%	23%
3/31/2024	$8.42	0.48	0.20	0.68	(0.50)	—	—	(0.50)	$8.60	8.42%	$69,796	0.99%	0.99%	0.99%	5.70%	32%
3/31/2023	$9.20	0.39	(0.77)	(0.38)	(0.40)	—	—	(0.40)	$8.42	(4.13)%	$95,069	0.99%	0.99%	0.99%	4.47%	13%
3/31/2022	$9.65	0.33	(0.44)	(0.11)	(0.34)	—	—	(0.34)	$9.20	(1.26)%	$142,205	0.98%	0.96%	0.96%	3.39%	41%
3/31/2021	$8.39	0.32	1.29	1.61	(0.35)	—	—	(0.35)	$9.65	19.43%	$155,408	1.01%	0.97%	0.97%	3.49%	46%
3/31/2020	$9.64	0.37	(1.22)	(0.85)	(0.40)	—	—	(0.40)	$8.39	(9.30)%	$230,033	0.98%	0.94%	0.94%	3.83%	41%
DoubleLine Flexible Income Fund - Class R6
9/30/2024(d)	$8.61	0.26	0.12	0.38	(0.26)	—	—	(0.26)	$8.73	4.54%	$85,119	0.69%	0.69%	0.69%	5.97%	23%
3/31/2024	$8.43	0.51	0.20	0.71	(0.53)	—	—	(0.53)	$8.61	8.73%	$79,635	0.70%	0.70%	0.70%	5.98%	32%
3/31/2023	$9.21	0.42	(0.78)	(0.36)	(0.42)	—	—	(0.42)	$8.43	(3.84)%	$125,350	0.70%	0.70%	0.70%	4.86%	13%
3/31/2022	$9.66	0.34	(0.43)	(0.09)	(0.36)	—	—	(0.36)	$9.21	(0.98)%	$112,378	0.70%	0.68%	0.68%	3.55%	41%
3/31/2021	$8.40	0.32	1.32	1.64	(0.38)	—	—	(0.38)	$9.66	19.78%	$758	0.72%	0.70%	0.70%	3.42%	46%
3/31/2020(e)	$9.74	0.25	(1.32)	(1.07)	(0.27)	—	—	(0.27)	$8.40	(11.26)%	$89	0.68%	0.65%	0.65%	3.91%	41%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I
9/30/2024(d)	$9.41	0.22	0.20	0.42	(0.22)	—	—	(0.22)	$9.61	4.54%	$154,041	0.71%	0.71%	0.59%	4.69%	24%
3/31/2024	$9.05	0.37	0.36	0.73	(0.37)	—	—	(0.37)	$9.41	8.23%	$153,250	0.74%	0.74%	0.59%	4.04%	29%
3/31/2023	$9.40	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)	$9.05	(0.90)%	$182,023	0.69%	0.69%	0.59%	2.81%	37%
3/31/2022	$9.90	0.16	(0.45)	(0.29)	(0.17)	(0.04)	—	(0.21)	$9.40	(3.00)%	$238,613	0.68%	0.68%	0.59%	1.67%	39%
3/31/2021	$9.36	0.22	0.56	0.78	(0.24)	—	—	(0.24)	$9.90	8.33%	$215,744	0.66%	0.66%	0.59%	2.21%	72%
3/31/2020	$9.80	0.32	(0.36)	(0.04)	(0.32)	(0.08)	—	(0.40)	$9.36	(0.62)%	$180,730	0.63%	0.63%	0.59%	3.24%	65%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class N
9/30/2024(d)	$9.43	0.21	0.20	0.41	(0.21)	—	—	(0.21)	$9.63	4.40%	$4,713	0.96%	0.96%	0.84%	4.44%	24%
3/31/2024	$9.06	0.35	0.37	0.72	(0.35)	—	—	(0.35)	$9.43	8.07%	$4,658	0.99%	0.99%	0.84%	3.82%	29%
3/31/2023	$9.41	0.23	(0.34)	(0.11)	(0.24)	—	—	(0.24)	$9.06	(1.18)%	$5,337	0.93%	0.93%	0.84%	2.51%	37%
3/31/2022	$9.91	0.14	(0.46)	(0.32)	(0.14)	(0.04)	—	(0.18)	$9.41	(3.24)%	$22,501	0.93%	0.93%	0.84%	1.42%	39%
3/31/2021	$9.38	0.19	0.55	0.74	(0.21)	—	—	(0.21)	$9.91	7.94%	$25,849	0.91%	0.91%	0.84%	1.95%	72%
3/31/2020	$9.81	0.30	(0.36)	(0.06)	(0.29)	(0.08)	—	(0.37)	$9.38	(0.77)%	$16,922	0.88%	0.88%	0.84%	3.03%	65%
DoubleLine Long Duration Total Return Bond Fund - Class I
9/30/2024(d)	$6.58	0.15	0.29	0.44	(0.15)	—	—	(0.15)	$6.87	6.89%	$57,293	0.64%	0.64%	0.50%	4.67%	62%
3/31/2024	$7.15	0.26	(0.58)	(0.32)	(0.25)	—	—	(0.25)	$6.58	(4.39)%	$47,884	0.62%	0.62%	0.50%	3.88%	146%
3/31/2023	$8.84	0.22	(1.69)	(1.47)	(0.22)	—	—	(0.22)	$7.15	(16.66)%	$48,859	0.59%	0.59%	0.50%	2.97%	227%
3/31/2022	$9.37	0.28	(0.53)	(0.25)	(0.28)	—	—	(0.28)	$8.84	(2.89)%	$54,898	0.54%	0.54%	0.50%	2.87%	95%
3/31/2021	$11.75	0.29	(1.62)	(1.33)	(0.29)	(0.76)	—	(1.05)	$9.37	(12.24)%	$71,267	0.55%	0.55%	0.51%	2.56%	89%
3/31/2020	$9.88	0.28	2.11	2.39	(0.27)	(0.25)	—	(0.52)	$11.75	24.85%	$87,469	0.68%	0.68%	0.65%	2.55%	40%
DoubleLine Long Duration Total Return Bond Fund - Class N
9/30/2024(d)	$6.56	0.15	0.30	0.45	(0.15)	—	—	(0.15)	$6.86	6.93%	$11,666	0.89%	0.89%	0.75%	4.42%	62%
3/31/2024	$7.13	0.26	(0.59)	(0.33)	(0.24)	—	—	(0.24)	$6.56	(4.63)%	$12,036	0.92%	0.92%	0.75%	4.07%	146%
3/31/2023	$8.81	0.21	(1.69)	(1.48)	(0.20)	—	—	(0.20)	$7.13	(16.83)%	$1,693	0.83%	0.83%	0.75%	2.73%	227%
3/31/2022	$9.37	0.25	(0.56)	(0.31)	(0.25)	—	—	(0.25)	$8.81	(3.48)%	$5,364	0.77%	0.77%	0.75%	2.59%	95%
3/31/2021	$11.74	0.26	(1.61)	(1.35)	(0.26)	(0.76)	—	(1.02)	$9.37	(12.38)%	$11,234	0.80%	0.80%	0.76%	2.29%	89%
3/31/2020	$9.88	0.24	2.11	2.35	(0.24)	(0.25)	—	(0.49)	$11.74	24.44%	$20,225	0.93%	0.93%	0.90%	2.31%	40%
DoubleLine Strategic Commodity Fund - Class I (Consolidated)
9/30/2024(d)	$7.79	0.16	(0.67)	(0.51)	—	—	—	—	$7.28	(6.55)%	$117,383	1.11%	1.11%	1.10%	4.24%	0%
3/31/2024	$7.54	0.31	0.18	0.49	(0.24)	—	—	(0.24)	$7.79	6.72%	$136,093	1.08%	1.08%	1.07%	4.06%	0%
3/31/2023	$12.56	0.07	(1.47)	(1.40)	(3.62)	—	—	(3.62)	$7.54	(11.83)%	$158,615	1.02%	1.02%	1.02%	0.64%	0%
3/31/2022	$9.61	(0.11)	4.41	4.30	(1.35)	—	—	(1.35)	$12.56	48.24%	$223,799	1.04%	1.04%	1.10%	(0.97)%	0%
3/31/2021	$6.91	(0.05)	2.75	2.70	—	—	—	—	$9.61	39.07%	$151,565	1.14%	1.14%	1.10%	(0.66)%	0%
3/31/2020	$9.72	0.07	(2.78)	(2.71)	(0.10)	—	—	(0.10)	$6.91	(28.25)%	$116,739	1.09%	1.09%	1.10%	1.00%	0%

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	161

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Strategic Commodity Fund - Class N (Consolidated)
9/30/2024(d)	$7.68	0.15	(0.66)	(0.51)	—	—	—	—	$7.17	(6.64)%	$10,528	1.36%	1.36%	1.35%	3.99%	0%
3/31/2024	$7.43	0.28	0.19	0.47	(0.22)	—	—	(0.22)	$7.68	6.50%	$13,055	1.33%	1.33%	1.32%	3.80%	0%
3/31/2023	$12.42	0.04	(1.44)	(1.40)	(3.59)	—	—	(3.59)	$7.43	(12.02)%	$16,743	1.27%	1.27%	1.27%	0.40%	0%
3/31/2022	$9.52	(0.13)	4.35	4.22	(1.32)	—	—	(1.32)	$12.42	47.78%	$23,906	1.29%	1.29%	1.35%	(1.22)%	0%
3/31/2021	$6.87	(0.07)	2.72	2.65	—	—	—	—	$9.52	38.57%	$20,205	1.39%	1.39%	1.34%	(0.88)%	0%
3/31/2020	$9.65	0.07	(2.78)	(2.71)	(0.07)	—	—	(0.07)	$6.87	(28.28)%	$25,421	1.34%	1.34%	1.35%	0.75%	0%
DoubleLine Global Bond Fund - Class I
9/30/2024(d)	$8.39	0.13	0.28	0.41	(0.09)	—	—	(0.09)	$8.71	4.85%	$149,871	0.62%	0.62%	0.62%	3.03%	65%
3/31/2024	$8.46	0.22	(0.29)	(0.07)	—	—	—	—	$8.39	(0.83)%	$144,005	0.59%	0.59%	0.60%	2.61%	49%
3/31/2023	$9.26	0.11	(0.91)	(0.80)	—	—	—	—	$8.46	(8.64)%	$144,457	0.66%	0.66%	0.65%	1.26%	112%
3/31/2022	$10.21	0.04	(0.88)	(0.84)	(0.03)	(0.08)	—(f)	(0.11)	$9.26	(8.29)%	$276,559	0.56%	0.56%	0.56%	0.37%	83%
3/31/2021	$10.21	0.05	0.12	0.17	—	(0.17)	—	(0.17)	$10.21	1.59%	$787,064	0.55%	0.55%	0.55%	0.50%	63%
3/31/2020	$10.28	0.15	(0.10)	0.05	(0.12)	—(f)	—	(0.12)	$10.21	0.43%	$1,217,100	0.55%	0.55%	0.55%	1.34%	21%
DoubleLine Global Bond Fund - Class N
9/30/2024(d)	$8.31	0.12	0.27	0.39	(0.07)	—	—	(0.07)	$8.63	4.76%	$129	0.87%	0.87%	0.87%	2.78%	65%
3/31/2024	$8.41	0.19	(0.29)	(0.10)	—	—	—	—	$8.31	(1.19)%	$156	0.84%	0.84%	0.85%	2.34%	49%
3/31/2023	$9.23	0.08	(0.90)	(0.82)	—	—	—	—	$8.41	(8.88)%	$240	0.92%	0.92%	0.91%	0.95%	112%
3/31/2022	$10.18	0.01	(0.87)	(0.86)	(0.01)	(0.08)	—(f)	(0.09)	$9.23	(8.45)%	$416	0.81%	0.81%	0.81%	0.12%	83%
3/31/2021	$10.21	0.03	0.11	0.14	—	(0.17)	—	(0.17)	$10.18	1.30%	$815	0.80%	0.80%	0.80%	0.29%	63%
3/31/2020	$10.26	0.12	(0.10)	0.02	(0.07)	—(f)	—	(0.07)	$10.21	0.23%	$2,407	0.80%	0.80%	0.80%	1.13%	21%
DoubleLine Infrastructure Income Fund - Class I
9/30/2024(d)	$9.22	0.19	0.34	0.53	(0.19)	—	—	(0.19)	$9.56	5.86%	$381,490	0.58%	0.58%	0.58%	4.13%	27%
3/31/2024	$9.05	0.34	0.16	0.50	(0.33)	—	—	(0.33)	$9.22	5.68%	$358,912	0.57%	0.57%	0.57%	3.72%	49%
3/31/2023	$9.67	0.28	(0.60)	(0.32)	(0.27)	(0.03)	—	(0.30)	$9.05	(3.24)%	$346,227	0.57%	0.57%	0.57%	3.02%	8%
3/31/2022	$10.46	0.27	(0.71)	(0.44)	(0.28)	(0.07)	—	(0.35)	$9.67	(4.39)%	$521,889	0.57%	0.57%	0.57%	2.63%	23%
3/31/2021	$9.56	0.29	0.92	1.21	(0.31)	—	—	(0.31)	$10.46	12.73%	$566,994	0.56%	0.56%	0.56%	2.82%	39%
3/31/2020	$10.11	0.33	(0.54)	(0.21)	(0.34)	—	—	(0.34)	$9.56	(2.32)%	$503,146	0.56%	0.56%	0.56%	3.19%	10%
DoubleLine Infrastructure Income Fund - Class N
9/30/2024(d)	$9.23	0.18	0.34	0.52	(0.18)	—	—	(0.18)	$9.57	5.73%	$8,560	0.83%	0.83%	0.83%	3.89%	27%
3/31/2024	$9.06	0.33	0.15	0.48	(0.31)	—	—	(0.31)	$9.23	5.42%	$6,971	0.83%	0.83%	0.83%	3.60%	49%
3/31/2023	$9.68	0.25	(0.59)	(0.34)	(0.25)	(0.03)	—	(0.28)	$9.06	(3.49)%	$601	0.82%	0.82%	0.82%	2.74%	8%
3/31/2022	$10.46	0.25	(0.71)	(0.46)	(0.25)	(0.07)	—	(0.32)	$9.68	(4.60)%	$1,794	0.82%	0.82%	0.82%	2.38%	23%
3/31/2021	$9.56	0.27	0.92	1.19	(0.29)	—	—	(0.29)	$10.46	12.45%	$9,700	0.81%	0.81%	0.81%	2.58%	39%
3/31/2020	$10.11	0.30	(0.54)	(0.24)	(0.31)	—	—	(0.31)	$9.56	(2.55)%	$9,784	0.81%	0.81%	0.81%	2.93%	10%
DoubleLine Shiller Enhanced International CAPE® - Class I
9/30/2024(d)	$12.35	0.37	0.83	1.20	(0.40)	—	—	(0.40)	$13.15	9.92%	$32,437	1.07%	1.04%	0.62%	5.96%	40%
3/31/2024	$12.01	0.62	0.39	1.01	(0.67)	—	—	(0.67)	$12.35	8.88%	$36,996	0.92%	0.89%	0.62%	5.23%	85%
3/31/2023	$13.07	0.48	(0.99)	(0.51)	(0.55)	—	—	(0.55)	$12.01	(3.48)%	$45,489	0.93%	0.89%	0.61%	4.17%	91%
3/31/2022	$12.75	0.26	0.39	0.65	(0.33)	—	—	(0.33)	$13.07	5.05%	$94,443	0.79%	0.75%	0.61%	1.91%	125%
3/31/2021	$7.88	0.21	4.88	5.09	(0.22)	—	—	(0.22)	$12.75	65.24%	$40,292	0.93%	0.91%	0.62%	1.96%	97%
3/31/2020	$10.17	0.29	(2.29)	(2.00)	(0.29)	—	—	(0.29)	$7.88	(20.29)%	$27,523	0.80%	0.77%	0.62%	2.84%	48%
DoubleLine Shiller Enhanced International CAPE® - Class N
9/30/2024(d)	$12.35	0.34	0.84	1.18	(0.38)	—	—	(0.38)	$13.15	9.76%	$3,981	1.30%	1.27%	0.87%	5.53%	40%
3/31/2024	$12.01	0.58	0.40	0.98	(0.64)	—	—	(0.64)	$12.35	8.59%	$9,116	1.17%	1.14%	0.87%	4.88%	85%
3/31/2023	$13.07	0.47	(1.01)	(0.54)	(0.52)	—	—	(0.52)	$12.01	(3.73)%	$9,111	1.20%	1.16%	0.86%	4.13%	91%
3/31/2022	$12.76	0.22	0.39	0.61	(0.30)	—	—	(0.30)	$13.07	4.70%	$6,011	1.03%	0.99%	0.86%	1.59%	125%
3/31/2021	$7.88	0.19	4.88	5.07	(0.19)	—	—	(0.19)	$12.76	64.90%	$6,002	1.18%	1.16%	0.87%	1.85%	97%
3/31/2020	$10.17	0.27	(2.29)	(2.02)	(0.27)	—	—	(0.27)	$7.88	(20.50)%	$13,044	1.05%	1.02%	0.87%	2.61%	48%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I
9/30/2024(d)	$8.69	0.26	0.22	0.48	(0.19)	—	—	(0.19)	$8.98	5.58%	$12,042	2.09%	2.09%	0.90%	5.89%	15%
3/31/2024	$8.55	0.46	(0.02)	0.44	(0.30)	—	—	(0.30)	$8.69	5.21%	$11,675	2.34%	2.34%	0.90%	5.32%	31%
3/31/2023	$8.91	0.35	(0.54)	(0.19)	(0.17)	—	—	(0.17)	$8.55	(1.92)%	$9,423	2.45%	2.45%	0.90%	4.21%	20%
3/31/2022	$9.38	0.32	(0.68)	(0.36)	(0.11)	—	—	(0.11)	$8.91	(3.90)%	$9,238	2.75%	2.75%	0.90%	3.51%	36%
3/31/2021	$8.64	0.30	0.61	0.91	(0.17)	—	—	(0.17)	$9.38	10.60%	$9,604	2.57%	2.57%	0.90%	3.11%	20%
3/31/2020(g)	$10.00	0.25	(1.49)	(1.24)	(0.12)	—	—	(0.12)	$8.64	(12.52)%	$8,664	6.23%	6.23%	0.90%	3.45%	13%

162	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Emerging Markets Local Currency Bond Fund - Class N
9/30/2024(d)	$8.68	0.24	0.22	0.46	(0.18)	—	—	(0.18)	$8.96	5.34%	$891	2.36%	2.36%	1.15%	5.62%	15%
3/31/2024	$8.53	0.45	(0.02)	0.43	(0.28)	—	—	(0.28)	$8.68	5.10%	$960	2.70%	2.70%	1.15%	5.16%	31%
3/31/2023	$8.90	0.33	(0.54)	(0.21)	(0.16)	—	—	(0.16)	$8.53	(2.21)%	$209	2.66%	2.66%	1.15%	3.99%	20%
3/31/2022	$9.37	0.30	(0.68)	(0.38)	(0.09)	—	—	(0.09)	$8.90	(4.08)%	$127	2.90%	2.90%	1.15%	3.27%	36%
3/31/2021	$8.64	0.27	0.61	0.88	(0.15)	—	—	(0.15)	$9.37	10.24%	$96	2.82%	2.82%	1.15%	2.86%	20%
3/31/2020(g)	$10.00	0.23	(1.49)	(1.26)	(0.10)	—	—	(0.10)	$8.64	(12.69)%	$87	6.48%	6.48%	1.15%	3.19%	13%
DoubleLine Income Fund - Class I
9/30/2024(d)	$7.80	0.25	0.15	0.40	(0.25)	—	—	(0.25)	$7.95	5.16%	$94,107	0.77%	0.77%	0.65%	6.27%	15%
3/31/2024	$7.53	0.46	0.38	0.84	(0.57)	—	—	(0.57)	$7.80	11.67%	$79,772	0.88%	0.88%	0.65%	6.13%	66%
3/31/2023	$8.62	0.40	(1.09)	(0.69)	(0.40)	—	—	(0.40)	$7.53	(8.10)%	$50,732	0.83%	0.83%	0.65%	5.01%	23%
3/31/2022	$9.28	0.42	(0.63)	(0.21)	(0.44)	—	(0.01)	(0.45)	$8.62	(2.42)%	$89,732	0.72%	0.72%	0.65%	4.55%	14%
3/31/2021	$8.05	0.36	1.20	1.56	(0.33)	—	—	(0.33)	$9.28	19.70%	$136,369	0.74%	0.74%	0.65%	4.07%	30%
3/31/2020(h)	$10.00	0.24	(1.94)	(1.70)	(0.25)	—	—	(0.25)	$8.05	(17.35)%	$69,580	1.13%	1.13%	0.65%	4.07%	33%
DoubleLine Income Fund - Class N
9/30/2024(d)	$7.81	0.24	0.16	0.40	(0.24)	—	—	(0.24)	$7.97	5.16%	$8,411	1.02%	1.02%	0.90%	6.09%	15%
3/31/2024	$7.54	0.45	0.37	0.82	(0.55)	—	—	(0.55)	$7.81	11.38%	$3,984	1.13%	1.13%	0.90%	5.92%	66%
3/31/2023	$8.63	0.38	(1.09)	(0.71)	(0.38)	—	—	(0.38)	$7.54	(8.35)%	$3,194	1.08%	1.08%	0.90%	4.73%	23%
3/31/2022	$9.30	0.39	(0.63)	(0.24)	(0.42)	—	(0.01)	(0.43)	$8.63	(2.75)%	$12,838	1.03%	1.03%	0.90%	4.30%	14%
3/31/2021	$8.05	0.34	1.22	1.56	(0.31)	—	—	(0.31)	$9.30	19.67%	$2,676	0.99%	0.99%	0.90%	3.84%	30%
3/31/2020(h)	$10.00	0.23	(1.94)	(1.71)	(0.24)	—	—	(0.24)	$8.05	(17.46)%	$592	1.26%	1.26%	0.90%	4.13%	33%
DoubleLine Multi-Asset Trend Fund - Class I (Consolidated)
9/30/2024(d)	$8.09	0.21	(0.38)	(0.17)	(0.20)	—	—	(0.20)	$7.72	(2.12)%	$11,770	1.76%	1.44%	0.33%	5.28%	10%
3/31/2024	$7.98	0.41	0.08	0.49	(0.38)	—	—	(0.38)	$8.09	6.37%	$12,996	1.41%	1.11%	0.34%	5.23%	17%
3/31/2023	$10.56	0.29	(1.25)	(0.96)	(1.62)	—	—	(1.62)	$7.98	(10.67)%	$12,849	2.14%	1.87%	0.38%	3.21%	119%
3/31/2022	$9.87	0.17	0.73	0.90	(0.20)	(0.01)	—	(0.21)	$10.56	9.12%	$13,761	5.51%	5.21%	0.35%	1.68%	183%
3/31/2021(i)	$10.00	0.01	(0.13)	(0.12)	(0.01)	—	—	(0.01)	$9.87	(1.15)%	$10,547	11.70%	11.39%	0.34%	1.61%	0%
DoubleLine Multi-Asset Trend Fund - Class N (Consolidated)
9/30/2024(d)	$8.09	0.20	(0.38)	(0.18)	(0.19)	—	—	(0.19)	$7.72	(2.25)%	$198	2.01%	1.69%	0.58%	5.01%	10%
3/31/2024	$7.99	0.38	0.08	0.46	(0.36)	—	—	(0.36)	$8.09	5.97%	$226	1.64%	1.34%	0.57%	4.84%	17%
3/31/2023	$10.56	0.27	(1.24)	(0.97)	(1.60)	—	—	(1.60)	$7.99	(10.78)%	$365	2.43%	2.17%	0.64%	2.98%	119%
3/31/2022	$9.87	0.14	0.73	0.87	(0.17)	(0.01)	—	(0.18)	$10.56	8.85%	$205	6.04%	5.74%	0.60%	1.33%	183%
3/31/2021(i)	$10.00	0.01	(0.13)	(0.12)	(0.01)	—	—	(0.01)	$9.87	(1.17)%	$130	12.06%	11.75%	0.58%	1.52%	0%

(a)
Calculated based on average shares outstanding during the period.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Unaudited
(e)
Commencement of operations on July 31, 2019. Total return is based on operations for a period that is less than a year.
(f)
Less than $0.005 per share.
(g)
Commencement of operations on June 28, 2019. Total return is based on operations for a period that is less than a year.
(h)
Commencement of operations on September 3, 2019. Total return is based on operations for a period that is less than a year.
(i)
Commencement of operations on February 26, 2021. Total return is based on operations for a period that is less than a year.
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2024	163

Notes to Financial Statements	(Unaudited) September 30, 2024
1. Organization
DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi- Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund. For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report.
Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.
The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—

The fiscal year end for the Funds is March 31, and the period covered by these financial statements is for the six months ended September 30, 2024 (the “period end”).
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2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services – Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as
Semi-Annual Report	September 30, 2024	165

Notes to Financial Statements (Cont.)
simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of September 30, 2024:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$2,022,550,445	$294,216,524	$3,834,667	$129,456,365	$14,130,242	$127,923,396
Affiliated Mutual Funds	—	462,182,836	—	—	—	—
Warrants	—	11,421	—	—	—	—
Total Level 1	2,022,550,445	756,410,781	3,834,667	129,456,365	14,130,242	127,923,396
Level 2
US Government and Agency Mortgage Backed Obligations	15,481,013,202	1,419,043,452	—	174,603,410	—	102,210,364
Non-Agency Residential Collateralized Mortgage Obligations	7,422,891,126	747,293,397	—	726,038,926	—	416,464,587
Non-Agency Commercial Mortgage Backed Obligations	2,199,986,742	379,032,101	—	897,828,764	—	470,144,249
Asset Backed Obligations	1,423,624,309	242,296,363	—	418,373,908	—	291,705,217
Collateralized Loan Obligations	1,413,006,462	230,497,615	—	805,933,532	5,028,382	517,917,544
US Government and Agency Obligations	1,076,103,226	1,249,261,845	—	1,499,138,074	—	1,106,776,381
US Corporate Bonds	—	1,084,877,354	—	404,743,962	7,793,821	256,190,210
Foreign Corporate Bonds	—	391,763,250	351,302,290	497,835,152	361,047	203,141,391
Bank Loans	—	216,813,276	—	145,678,725	151,199,634	160,837,467
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	57,818,513	96,434,385	106,101,662	—	31,688,324
Short Term Investments	—	50,000,000	—	—	—	—
Total Level 2	29,016,625,067	6,068,697,166	447,736,675	5,676,276,115	164,382,884	3,557,075,734
Level 3
US Government and Agency Mortgage Backed Obligations	110,142,819	—	—	—	—	—
Asset Backed Obligations	28,948,729	6,537,279	—	17,187,264	—	—
Foreign Corporate Bonds	—	504,270	224,028	432,130	—	202,327
Bank Loans	—	480,491	—	—	384,769	—
Common Stocks	—	195,922	—	—	115,140	47,771
Total Level 3	139,091,548	7,717,962	224,028	17,619,394	499,909	250,098
Total	$31,178,267,060	$6,832,825,909	$451,795,370	$5,823,351,874	$179,013,035	$3,685,249,228
Other Financial Instruments
Level 1
Futures Contracts	$(9,162,356)	$6,079,957	$—	$—	$—	$—
Total Level 1	(9,162,356)	6,079,957	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	324,571,138
Total Level 2	—	—	—	—	—	324,571,138
Level 3	—	—	—	—	—	—
Total	$(9,162,356)	$6,079,957	$—	$—	$—	$324,571,138

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Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$66,608,133	$44,932	$6,884,564	$5,471,910	$829,310	$8,259,934
Warrants	1,288	—	—	—	—	—
Total Level 1	66,609,421	44,932	6,884,564	5,471,910	829,310	8,259,934
Level 2
Collateralized Loan Obligations	190,302,459	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	174,721,170	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	117,729,071	—	47,903,993	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	104,487,329	—	—	—	—	—
Bank Loans	102,543,131	—	—	—	—	—
US Government and Agency Obligations	99,147,679	—	4,258,237	—	52,239,835	36,618,649
Short Term Investments	79,160,809	—	16,757,750	124,085,077	—	—
Foreign Corporate Bonds	54,804,170	127,346,353	—	—	—	32,247,666
Asset Backed Obligations	50,813,549	—	—	—	—	141,042,495
US Corporate Bonds	44,503,867	—	—	—	—	154,585,971
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13,388,431	29,372,560	—	—	95,258,640	6,579,404
Total Level 2	1,031,601,665	156,718,913	68,919,980	124,085,077	147,498,475	371,074,185
Level 3
Bank Loans	105,062	—	—	—	—	—
Asset Backed Obligations	64,163	—	—	—	—	—
Common Stocks	48,290	—	—	—	—	—
Foreign Corporate Bonds	30,677	90,713	—	—	—	2,881,549
US Corporate Bonds	—	—	—	—	—	5,409,500
Total Level 3	248,192	90,713	—	—	—	8,291,049
Total	$1,098,459,278	$156,854,558	$75,804,544	$129,556,987	$148,327,785	$387,625,168
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$(403,212)	$—	$—	$—
Total Level 1	—	—	(403,212)	—	—	—
Level 2
Forward Currency Exchange Contrats	—	—	—	—	24,231
Excess Return Swaps	—	—	—	1,346,171	—	—
Total Level 2	—	—	—	1,346,171	24,231	—
Level 3	—	—	—	—	—	—
Total	$—	$—	$(403,212)	$1,346,171	$24,231	$—

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Notes to Financial Statements (Cont.)

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$1,639,049	$—	$—	$10,000,215
Short Term Investments	2,267,082	194,502	1,642,226	1,033,749
Total Level 1	3,906,131	194,502	1,642,226	11,033,964
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	5,595,143	—	29,971,509	—
US Government and Agency Obligations	5,385,942	—	—	792,930
Collateralized Loan Obligations	5,245,225	—	22,157,558	—
Non-Agency Commercial Mortgage Backed Obligations	4,517,395	—	22,428,660	—
Asset Backed Obligations	2,604,965	—	8,852,885	—
US Corporate Bonds	2,563,479	—	—	—
Foreign Corporate Bonds	1,456,690	2,539,003	—	—
US Government and Agency Mortgage Backed Obligations	1,351,897	—	16,711,100	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	385,149	10,020,389	—	—
Total Level 2	29,105,885	12,559,392	100,121,712	792,930
Level 3	—	—	—	—
Total	$33,012,016	$12,753,894	$101,763,938	$11,826,894
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	2,421,411	—	—	(294,014)
Forward Currency Exchange Contracts	865,605	—	—	—
Total Level 2	3,287,016	—	—	(294,014)
Level 3	—	—	—	—
Total	$3,287,016	$—	$—	$(294,014)

See the Schedules of Investments for further disaggregation of investment categories.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level3(d)	Transfers Out of Level3(d)	Fair Value as of September 30, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2024(c)
Investments in Securities
US Corporate Bonds	$ —	$—	$409,500	$—	$5,000,000	$—	$—	$ —	$5,409,500	$—
Foreign Corporate Bonds	1,969,965	(254)	69,947	(373)	—	(48,981)	891,245	—	2,881,549	68,828
Total	$1,969,965	$ (254)	$479,447	$ (373)	$5,000,000	$(48,981)	$891,245	$—	$8,291,049	$ 68,828

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)
Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at September 30, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)
Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

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The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of September 30, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
US Corporate Bonds	$5,409,500	Market Comparables	Market Quotes	$108.19 ($108.19)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,881,549	Market Comparables	Market Quotes	$95.50 - $101.75 ($99.82)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2021-2023 (Federal) and 2020-2023 (CA/DE/FL) for the Funds, are those that are open for exam by taxing authorities to the extent that each Fund operated within those respective tax years. As of September 30, 2024, the Funds have no examinations in progress.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2024. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Each Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Investment securities transactions, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
E. Dividends and Distributions to Shareholders. With the exception of the DoubleLine Strategic Commodity Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, dividends from net investment income will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund will be declared and paid quarterly. Dividends from the net investment income of the DoubleLine Strategic Commodity Fund will be declared and paid annually. The Funds will distribute any net realized long or short- term capital gains at least annually. Distributions are recorded on the ex-dividend date.
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Notes to Financial Statements (Cont.)
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
F. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses), attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
H. Unfunded Loan Commitments. The Funds may enter into certain credit agreements, of which all or a portion may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
When unfunded loan commitments are outstanding at the end of the period, the Funds maintain with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
As of September 30, 2024, there were no unfunded loan commitments outstanding by the Funds.
I. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
J. Basis for Consolidation. The DoubleLine Strategic Commodity Fund and the DoubleLine Multi-Asset Trend Fund may invest up to 25% of their total assets in the DoubleLine Strategic Commodity, Ltd. and the DoubleLine Multi-Asset Trend Fund, Ltd. (each, a “Subsidiary” and, collectively, the “Subsidiaries”), respectively. The Subsidiaries, which are organized under the laws of the Cayman Islands, are wholly-owned and controlled by each respective Fund. Each Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of each Fund and its respective Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
As of September 30, 2024, the relationship of the Subsidiary to each respective Fund was as follows:

	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Multi-Asset Trend Fund (Consolidated)
Commencement of Operations	5/18/2015	2/26/2021
Fund Net Assets	$127,911,413	$11,968,007
Subsidiary % of Fund Net Assets	22.79%	9.87%
Subsidiary Financial Statement Information
Net Assets	$29,150,539	$1,181,555
Total Income	815,218	27,344
Net Realized Gain/(Loss)	(8,850,926)	(628,983)

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K. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or in such a manner as the Funds’ Board may in its sole discretion consider fair and equitable to each Fund. Investment income, Fund expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.
3. Related and Other Party Transactions
The Advisers provide the Funds with investment management services under Investment Management Agreements (the “Agreements”). Under the Agreements, each Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Trust’s business affairs. As compensation for its services, each Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds (the “Advisory Fee”) in the following table. Each Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Funds. On February 18, 2021, DoubleLine Alternatives, the investment adviser of the DoubleLine Multi-Asset Trend Fund, engaged DoubleLine Capital to serve as sub-adviser to the DoubleLine Multi-Asset Trend Fund to manage its investment in debt instruments. Effective as of July 29, 2022, DoubleLine Alternatives became the investment adviser to DoubleLine Shiller Enhanced CAPE® and DoubleLine Capital became the sub-adviser to the Fund. Prior to July 29, 2022, DoubleLine Capital was the sole investment adviser to DoubleLine Shiller Enhanced CAPE®.
Each Adviser has contractually agreed to limit certain of the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between each Adviser and the applicable Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each applicable Fund’s expense limitation is expected to apply until at least August 1, 2025. Each applicable expense limitation may be terminated during the term only by a majority vote of the disinterested Trustees of the Board.

	Advisory Fee	Expense Caps
		I Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	0.40%	N/A	N/A	N/A
DoubleLine Core Fixed Income Fund	0.40%	N/A	N/A	N/A
DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.95%	1.20%	N/A
DoubleLine Low Duration Bond Fund	0.35%	0.47%	0.72%	0.42%
DoubleLine Floating Rate Fund	0.50%	0.75%	1.00%	N/A
DoubleLine Shiller Enhanced CAPE®	0.45%	0.65%	0.90%	0.60%
DoubleLine Flexible Income Fund	0.62%	0.82%	1.07%	0.77%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.59%	0.84%	N/A
DoubleLine Long Duration Total Return Bond Fund	0.35%	0.50%	0.75%	N/A
DoubleLine Strategic Commodity Fund (Consolidated)	0.90%	1.10%	1.35%	N/A
DoubleLine Global Bond Fund	0.50%	0.70%	0.95%	N/A
DoubleLine Infrastructure Income Fund	0.50%	0.65%	0.90%	N/A
DoubleLine Shiller Enhanced International CAPE®	0.50%	0.65%	0.90%	N/A
DoubleLine Emerging Markets Local Currency Bond Fund	0.75%	0.90%	1.15%	N/A
DoubleLine Income Fund	0.50%	0.65%	0.90%	N/A
DoubleLine Multi-Asset Trend Fund (Consolidated)	0.50%	0.65%	0.90%	N/A

Other than as described above, to the extent that an Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Each Fund must pay its current ordinary operating expenses before each Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.
Each Adviser, as applicable, contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:
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Notes to Financial Statements (Cont.)

	March 31,
	2025	2026	2027	2028
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$236,853	$234,164	$254,449	$96,806
DoubleLine Long Duration Total Return Bond Fund	$27,645	$44,196	$66,826	$43,303
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$18,057	$10,082
DoubleLine Shiller Enhanced International CAPE®	$120,695	$170,757	$132,622	$81,277
DoubleLine Emerging Markets Local Currency Fund	$182,623	$137,372	$171,745	$74,439
DoubleLine Income Fund	$100,221	$129,356	$120,118	$58,249
DoubleLine Multi-Asset Trend Fund (Consolidated)	$596,575	$221,908	$99,735	$68,348

For the period ended September 30, 2024, each Adviser recouped the amounts shown from the following Funds:

DoubleLine Emerging Markets Fixed Income Fund	$7,486
DoubleLine Floating Rate Fund	$41

If a Fund invested in other investment vehicles sponsored by an Adviser ("other DoubleLine Funds") during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended September 30, 2024:

DoubleLine Core Fixed Income Fund	$1,099,877
DoubleLine Shiller Enhanced International CAPE®	$4,986
DoubleLine Multi-Asset Trend Fund (Consolidated)	$20,006

As of September 30, 2024, greater than 5% of the following DoubleLine Funds was held by other DoubleLine Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner
DoubleLine Long Duration Total Return Bond Fund	50%	DoubleLine Core Fixed Income Fund
DoubleLine Global Bond Fund	75%	DoubleLine Core Fixed Income Fund
DoubleLine Infrastructure Income Fund	81%	DoubleLine Core Fixed Income Fund

DoubleLine Capital LP and certain DoubleLine affiliated advisers provide investment advisory, sub-advisory, or consulting services to a variety of investors, including investment program sponsors, separate accounts, and mutual funds sponsored by third parties (collectively “third-party accounts”). Those services may result, directly or indirectly, in investments by the third-party accounts in one or more of the Funds. At times, the third-party accounts’ investments, individually or in the aggregate, may represent material interests in one or more of the Funds. The third-party accounts’ transaction activity in a Fund may cause a Fund to incur material transaction costs, to realize taxable gains distributable to shareholders, and/or to buy or sell assets at a time when the Fund might not otherwise do so, each of which may adversely affect a Fund’s performance. See the description of Large Shareholder Risk in the Principal Risks Note for more information. Records available to the Funds reflect that greater than 25% of the following Funds were held by third-party accounts as of September 30, 2024:

% Owned
DoubleLine Shiller Enhanced CAPE®	57%

4. Distribution, Sales Charge and Redemption Fees
Class N shares of the Funds make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares.
The DoubleLine Floating Rate Fund imposes redemption fees. Redemption fees are paid to and retained by the Fund to limit the opportunity to market time the Fund and to help offset estimated portfolio transaction costs and other related costs incurred by the Fund as a result of short-term trading. Subject to the exceptions discussed in the Fund’s prospectus, the DoubleLine Floating Rate Fund will apply a redemption fee equal to 1% of the value of any shares redeemed within 90 calendar days of purchase.
172	DoubleLine Funds Trust

(Unaudited) September 30, 2024
5. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended September 30, 2024 were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$ 4,040,161,676	$5,307,881,460	$2,479,505,686	$ 3,209,836,656
DoubleLine Core Fixed Income Fund	$1,136,170,712	$ 1,282,442,834	$ 1,724,489,868	$ 2,009,329,172
DoubleLine Emerging Markets Fixed Income Fund	$89,153,817	$146,336,223	$—	$—
DoubleLine Low Duration Bond Fund	$1,391,886,399	$1,302,615,121	$2,135,980,475	$ 1,986,083,968
DoubleLine Floating Rate Fund	$59,821,392	$59,165,215	$—	$—
Doubleline Shiller Enhanced CAPE®	$750,763,163	$869,321,848	$1,267,868,320	$ 1,179,118,057
DoubleLine Flexible Income Fund	$237,684,456	$137,932,180	$52,400,219	$59,578,125
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$35,535,710	$36,385,581	$—	$—
DoubleLine Long Duration Total Return Bond Fund	$12,761,595	$14,504,983	$21,137,371	$28,311,939
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$—	$—
DoubleLine Global Bond Fund	$24,192,665	$15,438,934	$70,616,156	$74,774,505
DoubleLine Infrastructure Income Fund	$38,128,925	$34,402,877	$66,765,355	$63,316,955
Doubleline Shiller Enhanced International CAPE®	$2,663,812	$7,948,926	$11,010,257	$16,675,222
DoubleLine Emerging Markets Local Currency Bond Fund	$1,825,653	$2,084,820	$—	$—
DoubleLine Income Fund	$43,048,182	$12,645,879	$—	$—
DoubleLine Multi-Asset Trend Fund (Consolidated)	$—	$—	$1,074,813	$1,150,732

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
6. Share Transactions

	DoubleLine Total Return Bond Fund				DoubleLine Core Fixed Income Fund
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	327,489,856	$2,875,967,823	1,037,192,466	$8,994,148,707	77,349,667	$713,907,081	245,404,541	$2,240,598,765
Class N	32,017,229	281,888,056	123,326,847	1,075,517,930	2,365,143	21,880,772	8,254,813	75,388,589
Class R6	61,640,533	551,270,634	103,288,915	895,978,547	7,752,723	72,069,910	25,820,572	233,956,504
Reinvested Dividends
Class I	51,462,825	449,860,329	99,792,522	866,710,755	11,762,963	108,297,048	23,487,961	214,965,761
Class N	9,755,583	85,200,757	21,487,899	186,448,636	533,183	4,903,661	1,153,080	10,539,919
Class R6	1,745,770	15,304,032	3,590,608	31,162,719	450,199	4,155,009	649,823	5,947,489
Shares Redeemed
Class I	(474,455,711)	(4,158,662,049)	(1,277,617,964)	(11,051,340,051)	(119,004,662)	(1,090,140,666)	(311,845,251)	(2,851,993,023)
Class N	(116,449,128)	(1,018,100,807)	(224,846,520)	(1,943,044,471)	(5,925,932)	(54,374,259)	(13,010,374)	(119,003,185)
Class R6	(21,113,359)	(184,612,425)	(97,395,109)	(836,059,274)	(2,249,262)	(20,741,639)	(3,967,611)	(35,949,878)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(127,906,402)	$(1,101,883,650)	(211,180,336)	$(1,780,476,502)	(26,965,978)	$(240,043,083)	(24,052,446)	$(225,549,059)

Semi-Annual Report	September 30, 2024	173

Notes to Financial Statements (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund				DoubleLine Low Duration Bond Fund
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	6,150,497	$ 54,833,113	20,761,731	$ 179,367,709	68,144,024	$655,373,530	137,528,826	$1,307,406,882
Class N	2,057,423	18,546,177	1,171,461	10,097,139	3,789,097	36,453,207	9,090,846	86,309,602
Class R6	—	—	—	—	1,927,256	18,515,219	12,287,409	116,437,239
Reinvested Dividends
Class I	1,090,220	9,722,941	2,203,881	18,820,578	10,253,483	98,485,397	18,485,315	175,418,933
Class N	77,025	689,313	155,446	1,327,486	1,549,322	14,867,035	3,057,460	28,987,196
Class R6	—	—	—	—	24,894	239,180	38,611	366,499
Shares Redeemed
Class I	(12,537,887)	(111,877,951)	(29,482,200)	(250,576,439)	(65,036,775)	(625,154,460)	(211,875,833)	(2,010,789,940)
Class N	(1,358,413)	(12,207,529)	(2,028,171)	(17,404,882)	(7,508,776)	(72,120,705)	(24,432,758)	(231,777,493)
Class R6	—	—	—	—	(2,761,286)	(26,570,865)	(4,696,617)	(44,649,753)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(4,521,135)	$(40,293,936)	(7,217,852)	$(58,368,409)	10,381,239	$100,087,538	(60,516,741)	$(572,290,835)

	DoubleLine Floating Rate Fund				DoubleLine Shiller Enhanced CAPE ®
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	2,239,672	$ 20,270,701	3,838,600	$ 34,614,125	22,441,090	$327,790,045	53,994,166	$726,034,021
Class N	402,491	3,652,869	401,801	3,631,464	1,483,682	21,694,005	3,431,972	46,521,811
Class R6	—	—	—	—	190,106	2,779,844	1,328,545	17,937,956
Reinvested Dividends
Class I	233,339	2,104,146	581,726	5,221,458	2,115,765	31,059,739	5,625,025	75,517,380
Class N	58,868	532,367	122,699	1,104,310	355,222	5,210,904	880,354	11,839,010
Class R6	—	—	—	—	9,108	133,902	20,429	274,080
Shares Redeemed
Class I	(2,927,228)	(26,470,130)(a)	(8,786,410)	(78,823,424)(b)	(45,154,836)	(659,927,623)	(111,715,045)	(1,501,299,524)
Class N	(331,589)	(3,008,016)(a)	(932,201)	(8,391,360)(b)	(4,331,159)	(63,566,211)	(10,101,326)	(137,681,387)
Class R6	—	—	—	—	(306,107)	(4,487,781)	(737,905)	(9,976,567)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(324,447)	$(2,918,063)	(4,773,785)	$(42,643,427)	(23,197,129)	$(339,313,176)	(57,273,785)	$(770,833,220)

(a)	Net of redemption fees of $14,458 and $1,585 for Class I and Class N, respectively.
(b)	Net of redemption fees of $213,270 and $21,308 for Class I and Class N, respectively.
174	DoubleLine Funds Trust

(Unaudited) September 30, 2024

	DoubleLine Flexible Income Fund				DoubleLine Low Duration Emerging Markets Fixed Income Fund
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	20,049,176	$173,889,161	24,211,167	$204,978,594	2,063,183	$19,627,109	3,187,104	$29,295,766
Class N	1,404,952	12,146,375	2,122,918	17,942,241	91,314	871,816	130,739	1,212,653
Class R6	2,681,752	23,269,792	3,879,270	32,777,018	—	—	—	—
Reinvested Dividends
Class I	2,323,316	20,083,578	4,041,407	34,120,340	287,082	2,719,332	586,515	5,388,614
Class N	224,351	1,937,217	438,563	3,698,045	10,031	95,227	17,066	157,244
Class R6	46,516	401,950	94,475	797,727	—	—	—	—
Shares Redeemed
Class I	(8,815,881)	(76,370,421)	(21,145,407)	(178,499,964)	(2,604,581)	(24,667,228)	(7,612,312)	(69,874,898)
Class N	(1,351,209)	(11,689,285)	(5,737,509)	(48,346,595)	(105,845)	(1,004,984)	(242,720)	(2,223,082)
Class R6	(2,229,723)	$(19,381,349)	(9,600,207)	(80,774,249)	—	—	—	—
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	14,333,250	$124,287,018	(1,695,323)	$(13,306,843)	(258,816)	$(2,358,728)	(3,933,608)	$(36,043,703)

	DoubleLine Long Duration Total Return Bond Fund				DoubleLine Strategic Commodity Fund (Consolidated)
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	4,326,331	$28,914,233	1,679,038	$11,224,187	1,767,446	$13,432,399	5,878,965	$44,977,021
Class N	375,340	2,450,784	1,763,411	11,423,332	83,501	621,747	396,847	2,911,948
Reinvested Dividends
Class I	59,923	392,533	75,736	496,534	—	—	527,245	3,785,619
Class N	28,288	183,845	33,872	218,297	—	—	54,765	388,281
Shares Redeemed
Class I	(3,329,373)	(21,966,833)	(1,311,052)	(8,802,995)	(3,109,241)	(23,375,123)	(9,967,400)	(74,924,926)
Class N	(535,808)	(3,522,086)	(200,574)	(1,305,614)	(314,076)	(2,357,664)	(1,003,822)	(7,499,401)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	924,701	$6,452,476	2,040,431	$13,253,741	(1,572,370)	$(11,678,641)	(4,113,400)	$(30,361,458)

Semi-Annual Report	September 30, 2024	175

Notes to Financial Statements (Cont.)

	DoubleLine Global Bond Fund				DoubleLine Infrastructure Income Fund
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	77,102	$646,657	211,817	$ 1,754,498	1,175,737	$11,067,468	1,728,130	$15,854,950
Class N	—	—	619	5,118	205,912	1,932,425	743,863	6,794,959
Reinvested Dividends
Class I	776	6,626	—	—	51,658	480,844	55,777	506,009
Class N	130	1,096	—	—	15,324	142,643	9,623	88,475
Shares Redeemed
Class I	(37,677)	(312,835)	(121,452)	(1,003,458)	(228,649)	(2,118,231)	(1,143,570)	(10,299,361)
Class N	(3,864)	(32,716)	(10,401)	(86,965)	(81,651)	(767,307)	(64,951)	(596,573)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	36,467	$308,828	80,583	$669,193	1,138,331	$10,737,842	1,328,872	$12,348,459

	DoubleLine Shiller Enhanced International CAPE®				DoubleLine Emerging Markets Local Currency Bond Fund
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	120,240	$1,478,051	674,695	$7,965,916	7,992	$68,858	255,556	$2,273,583
Class N	164,100	1,994,274	1,096,840	12,637,541	48,265	422,559	197,806	1,722,919
Reinvested Dividends
Class I	77,308	958,779	186,429	2,195,799	28,687	249,538	44,702	386,979
Class N	13,005	160,504	36,834	437,958	1,720	14,942	3,763	32,495
Shares Redeemed
Class I	(726,240)	(8,985,598)	(1,655,294)	(19,377,602)	(39,084)	(342,204)	(60,037)	(533,979)
Class N	(612,548)	(7,464,837)	(1,154,437)	(13,502,679)	(61,317)	(532,233)	(115,336)	(1,011,435)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(964,135)	$(11,858,827)	(814,933)	$(9,643,067)	(13,737)	$(118,540)	326,454	$2,870,562

176	DoubleLine Funds Trust

(Unaudited) September 30, 2024

	DoubleLine Income Fund				DoubleLine Multi Asset Trend Fund (Consolidated)
	Period Ended September 30, 2024		Year Ended March 31, 2024		Period Ended September 30, 2024		Year Ended March 31, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	4,889,402	$38,560,136	9,173,207	$69,774,529	15,716	$119,903	35,616	$280,900
Class N	601,328	4,776,717	240,101	1,828,558	1,542	11,728	8,592	68,074
Reinvested Dividends
Class I	329,820	2,595,984	445,731	3,369,022	38,659	299,169	76,207	600,576
Class N	19,190	151,580	27,668	209,192	624	4,830	1,431	11,294
Shares Redeemed
Class I	(3,613,437)	(28,625,433)	(6,126,281)	(45,725,779)	(135,237)	(1,060,740)	(114,593)	(896,436)
Class N	(74,500)	(587,041)	(181,153)	(1,365,756)	(4,437)	(33,680)	(27,805)	(219,760)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	2,151,803	$16,871,943	3,579,273	$28,089,766	(83,133)	$(658,790)	(20,552)	$(155,352)

7. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with each Adviser and its affiliates receive fees from the Trust. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of Funds designated by each Trustee or other funds managed by each Adviser and its affiliates. These amounts represent general unsecured liabilities of each Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statements of Operations include current fees (either paid in cash or deferred) and any increase (decrease) in the value of the deferred amounts. Certain trustees and officers of the Funds are also officers of each Adviser; such trustees and officers are not compensated by the Funds.
For the period ended September 30, 2024, the Trustees received as a group:

	Current Fees	Increase/(Decrease) in Value of Deferred Amount	Trustees Fees
DoubleLine Total Return Bond Fund	$333,717	$62,150	$395,867
DoubleLine Core Fixed Income Fund	$73,278	$13,463	$86,741
DoubleLine Emerging Markets Fixed Income Fund	$5,299	$931	$6,230
DoubleLine Low Duration Bond Fund	$59,833	$11,695	$71,528
DoubleLine Floating Rate Fund	$2,016	$371	$2,387
DoubleLine Shiller Enhanced CAPE®	$44,301	$8,134	$52,435
DoubleLine Flexible Income Fund	$9,714	$2,129	$11,843
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$1,884	$315	$2,199
DoubleLine Long Duration Total Return Bond Fund	$698	$137	$835
DoubleLine Strategic Commodity Fund (Consolidated)	$1,750	$283	$2,033
DoubleLine Global Bond Fund	$1,210	$300	$1,510
DoubleLine Infrastructure Income Fund	$4,376	$776	$5,152
DoubleLine Shiller Enhanced International CAPE®	$548	$72	$620
DoubleLine Emerging Markets Local Currency Bond Fund	$120	$25	$145
DoubleLine Income Fund	$835	$209	$1,044
DoubleLine Multi-Asset Trend Fund (Consolidated)	$141	$24	$165

Semi-Annual Report	September 30, 2024	177

Notes to Financial Statements (Cont.)
8. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended September 30, 2024, is as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Multi-Asset Trend Fund (Consolidated)
Average Market Value
Futures Contracts - Long	$31,713,500	$3,308,439	$—	$145,984	$—	$—	$—	$—
Futures Contracts - Short	(18,642,785)	(139,904)	—	(199,290)	—	—	—	—
Average Notional Balance
Excess Return Swaps	$—	$—	$3,767,666,667	$—	$89,166,667	$—	$34,233,333	$12,733,331
Forward Currency Exchange Contracts	—	—	—	—	—	3,217,490	57,265,513	—

Options Contracts The Funds may purchase or sell put and call options. When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses and are recorded in net realized gain (loss) on investments on the Statements of Operations. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss and are recorded in net realized gain (loss) on investments on the Statements of Operations. When a Fund writes (i.e., sells) an option it receives a premium in return for bearing the risk of the change in value of an underlying instrument during the term off the option. Writing put options tends to increase a Fund’s exposure to the risk that the value of the underlying instrument will depreciate. Writing call options tends to decrease a Fund’s ability to benefit from appreciation in the value in the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability on the Fund’s Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains and are recorded in net realized gain (loss) on written options on the Statements of Operations. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss when the underlying instrument is sold and are recorded in net realized gain (loss) on written options on the Statements of Operations. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk that the market for options contracts may be illiquid and that a Fund may not be able to close out or sell an option at a particular time or at an anticipated price.
Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation) on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
178	DoubleLine Funds Trust

(Unaudited) September 30, 2024
Forward Foreign Currency Contracts Forward foreign currency contracts are agreements between two parties to buy and sell a currency at a set exchange rate on a future date. Unless a Fund’s registration statement expressly states otherwise, each Fund may enter into forward foreign currency contracts for any investment purpose. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded in net unrealized appreciation (depreciation) on forwards on the Statements of Assets and Liabilities. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed on the Statements of Operations. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Credit Default Swap Agreements Credit default swap agreements typically involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund generally will receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. An index credit default swap references all the names in the index, and if there is a default with respect to a single name in the index, the credit event is generally settled based on that name’s weight in the index.
Credit default swaps are considered to have credit risk related contingent features since they require payment by the protection seller to the protection buyer upon occurrence of a defined credit event. A Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract, which may be mitigated by the posting of collateral by the counterparty to a Fund to cover a Fund’s exposure to the counterparty. Upfront premiums (received) paid including accretion (amortization) less any collateral held at the counterparty are reflected in deposit at broker for swaps on the Statements of Assets and Liabilities. The marked-to-market value less a financing rate, if any, is included in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity of the swap, the cumulative marked-to-market on the value less a financing rate, if any, is recorded in realized gain (loss) on swaps on the Statements of Operations.
Interest Rate Swap Agreements The Funds may enter into interest rate swap agreements. Interest rate swap agreements involve an exchange with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The value is marked-to-market and is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, the interest on the notional amount of principal is exchanged and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
Excess Return Swap Agreements The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the
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Notes to Financial Statements (Cont.)
agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The Funds’ derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended September 30, 2024 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$24,231	$—	$24,231
DoubleLine Shiller Enhanced International CAPE®	—	—	865,605	—	865,605
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(9,162,356)	$(9,162,356)
DoubleLine Core Fixed Income Fund	—	—	—	6,079,957	6,079,957
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(403,212)	(403,212)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$324,571,138	$—	$—	$324,571,138
DoubleLine Strategic Commodity Fund (Consolidated)	1,346,171	—	—	—	1,346,171
DoubleLine Shiller Enhanced International CAPE®	—	2,421,411	—	—	2,421,411
DoubleLine Multi-Asset Trend Fund (Consolidated)	(367,386)	73,372	—	—	(294,014)

The effect of derivative instruments on the Statements of Operations for the period ended September 30, 2024 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Realized Gain (Loss) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$(421,334)	$—	$(421,334)
DoubleLine Shiller Enhanced International CAPE®	—	—	(126,666)	—	(126,666)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$167,001,400	$167,001,400
DoubleLine Core Fixed Income Fund	—	—	—	22,458,134	22,458,134
DoubleLine Long Duration Total Return Bond Fund	—	—	—	775,007	775,007
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$207,092,317	$—	$—	$207,092,317
DoubleLine Strategic Commodity Fund (Consolidated)	(8,851,347)	—	—	—	(8,851,347)
DoubleLine Shiller Enhanced International CAPE®	—	2,175,880	—	—	2,175,880
DoubleLine Multi-Asset Trend Fund (Consolidated)	(628,983)	126,617	—	—	(502,366)

180	DoubleLine Funds Trust

(Unaudited) September 30, 2024

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$24,231	$—	$24,231
DoubleLine Shiller Enhanced International CAPE®	—	—	841,694	—	841,694
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$6,159,711	$6,159,711
DoubleLine Core Fixed Income Fund	—	—	—	13,406,214	13,406,214
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(637,868)	(637,868)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$(79,497,488)	$—	$—	$(79,497,488)
DoubleLine Strategic Commodity Fund (Consolidated)	(3,725,379)	—	—	—	(3,725,379)
DoubleLine Shiller Enhanced International CAPE®	—	(781,123)	—	—	(781,123)
DoubleLine Multi-Asset Trend Fund (Consolidated)	370,488	(578,772)	—	—	(208,284)

9. Offsetting Assets and Liabilities
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of September 30, 2024, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
DoubleLine Shiller Enhanced CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
	$324,571,138	$ —	$324,571,138	$310,718,524	$ —	$13,852,614

DoubleLine Strategic Commodity Fund (Consolidated)
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$2,597,199	$(870,800)	$1,726,399	$1,726,399	$ —	$ —

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Notes to Financial Statements (Cont.)
Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$1,251,028	$(870,800)	$380,228	$380,228	$ —	$ —

DoubleLine Global Bond Fund
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$24,231	$ —	$24,231	$ —	$ —	$24,231

DoubleLine Shiller Enhanced International CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$1,140,441	$(274,836)	$865,605	$172,171	$693,434	$ —
Swap Contracts	2,421,411	—	2,421,411	2,421,411	—	—
	$3,561,852	$(274,836)	$3,287,016	$2,593,582	$693,434	$—

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$274,836	$(274,836)	$ —	$ —	$ —	$ —

DoubleLine Multi-Asset Trend Fund (Consolidated)
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$73,372	$(73,372)	$ —	$ —	$ —	$ —

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$367,386	$(73,372)	$294,014	$ —	$294,014	$ —

182	DoubleLine Funds Trust

(Unaudited) September 30, 2024
10. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3 month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
11. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, excluding the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
The Bank has also made available to the DoubleLine Floating Rate Fund a committed $50,000,000 credit facility. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
For the period ended September 30, 2024, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate
DoubleLine Emerging Markets Fixed Income Fund	$1,383,000	$4,180,000	$12,627	$—	7.47%
DoubleLine Floating Rate Fund	$—	$—	$—	$30,500	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$128,857	$232,000	$188	$—	7.50%
DoubleLine Long Duration Total Return Bond Fund	$637,000	$637,000	$133	$—	7.50%
DoubleLine Income Fund	$861,000	$861,000	$502	$ —	7.00%

12. Significant Shareholder Holdings
As of September 30, 2024, shareholders affiliated with the Funds and/or Advisers (other than other DoubleLine Funds) owned shares of the Funds as follows:

	Shares	% of Total Outstanding Shares - Per Class	% of Total Outstanding Shares - Total Fund
DoubleLine Emerging Markets Local Currency Bond Fund - Class I	1,116,873	83%	78%
DoubleLine Emerging Markets Local Currency Bond Fund - Class N	11,155	11%	78%
DoubleLine Multi-Asset Trend Fund (Consolidated) - Class I	1,286,332	84%	84%
DoubleLine Multi-Asset Trend Fund (Consolidated) - Class N	12,878	50%	84%

Investment activities of these shareholders could have a material effect on each Fund. See the description of Large Shareholder Risk in the following Principal Risks Note. For information on greater than 5% holders of certain Funds by other DoubleLine Funds, see Note 3 on Related and Other Party Transactions.
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Notes to Financial Statements (Cont.)
13. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
14. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
•
active management risk: the risk that a Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

•
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
•
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•
commodities risk: the risk that the value of a Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.

•
confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.

184	DoubleLine Funds Trust

(Unaudited) September 30, 2024
•
counterparty risk: the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:
○
credit risk: the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

○
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

○
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

○
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.

•
defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.

•
derivatives risk: the risk that an investment in derivatives will not perform as anticipated by an Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase a Fund’s transaction costs, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to a Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•
emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that a Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer

Semi-Annual Report	September 30, 2024	185

Notes to Financial Statements (Cont.)
investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
•
equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.

•
financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.

•
focused investment risk: the risk that a Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a Fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
•
foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•
high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds”, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•
index risk: the risk that the portion of a Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in

186	DoubleLine Funds Trust

(Unaudited) September 30, 2024
which a Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, will be maintained indefinitely or that a Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
•
inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

•
investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds (“ETFs”) or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.

•
large shareholder risk: the risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•
leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed fund fails to achieve sufficient scale, it may be liquidated.

•	liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
•
loan risk: the risk that (i) if a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to a Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if a Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive

Semi-Annual Report	September 30, 2024	187

Notes to Financial Statements (Cont.)
the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.
•
market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.

•
market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

•
mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

•
operational and information security risks: an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

•
portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•
real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager,

188	DoubleLine Funds Trust

(Unaudited) September 30, 2024
adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
•
restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•
securities or sector selection risk: the risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•	short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which a Fund has established a short position will result in a loss to the Fund.
•
sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.

•
structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase a Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

•
tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, a Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income a Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of a Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•
U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

•
valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of a Fund’s investments involves subjective judgment. Certain securities in which a Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of a Fund’s portfolio holdings could result in such Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of such Fund’s portfolio, resulting in the dilution of shareholder interests.

Semi-Annual Report	September 30, 2024	189

Notes to Financial Statements (Cont.)
15. Recently Issued Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management did not adopt the optional guidance provided by ASU 2022-06 and does not intend to do so.
In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”)”, which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. Early adoption is permitted and retrospective adoption is required for all prior periods presented. The Funds are currently assessing the impact of this guidance, however, the Funds do not expect a material impact on their financial statements.
16. Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined there are no subsequent events that would need to be disclosed in the Funds’ financial statements.
190	DoubleLine Funds Trust

Privacy Policy	(Unaudited) September 30, 2024
What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:
•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information
•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
Semi-Annual Report	September 30, 2024	191

(Unaudited) September 30, 2024
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.
How And Why We May Disclose Your Information
DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:
•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives CA Privacy Notice for Employees
Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:
•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
192	DoubleLine Funds Trust

Privacy Policy (Cont.)
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:
•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:
•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.
Semi-Annual Report	September 30, 2024	193

Form N-CSR – Items 8-11	(Unaudited) September 30, 2024
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxiesor otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.
194	DoubleLine Funds Trust

Investment Advisers:
DoubleLine Capital LP and DoubleLine Alternatives LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Distributor:
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Custodians:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
State Street Bank and Trust Company
Channel Center
1 Iron Street
Boston, MA 02210
Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017
Legal Counsel:
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SARFINANCIALS-DFT
DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7a of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7a.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/4/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	12/4/2024

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and
Principal Financial and Accounting Officer

Date	12/4/2024